AIM/JNL LARGE CAP GROWTH FUND
[AIM(SM) LOGO]          A I M Capital Management Inc.
                        Team Management
OBJECTIVE:

AIM/JNL Large Cap Growth Fund seeks as its investment objective long-term capital growth by investing primarily in securities of large companies with market capitalizations in the top 50% of the Russell 1000 Index at the time of purchase.

MONEY MANAGER COMMENTARY:

During 2002, the U.S. financial markets experienced the worst bear market in over 70 years, and a third consecutive year of annual declines. All of the major market indices were down, with the Dow Jones Industrial average losing -15.01%, the NASDAQ down -31.53%, and the S&P falling by -22.10%. For the first time since the Standard & Poors began tracking such data in 1981, all ten sectors of the S&P 500 were down in 2002, with telecom services and information technology performing the worst. Small cap stocks outperformed large caps, and large cap value outperformed large cap growth.

For 2002, the AIM/JNL Large Cap Growth Fund posted a return of -25.47%, compared to its benchmark, the Russell 1000, which returned -21.65%. Much of the fund's relative underperformance can be attributed to its strong growth bias, and the fund outperformed when compared to the Russell 1000 Growth, which returned -27.88%. Portfolio managers concentrated positions in the Consumer Discretionary, Health Care and Information Technology sectors, while holding underweight positions in the Financials, Industrials, Energy, and Telecommunications sectors, relative to the Russell 1000. The overweight position in the Health Care sector was the largest detractor from the fund's relative performance. The overweight position in the Consumer Discretionary and Technology sectors also proved to negatively affect the portfolio as they were among the worst performing sectors in the Russell 1000. Stock selection in the Industrials sector positively contributed to the fund's relative performance. The portfolio benefited from avoiding the Telecommunications and Utilities sectors, both of which posted double digit losses for the year.

During 2002, portfolio managers increased the number of holdings in the fund, bringing the total to 77 by the end of the year. In addition, managers increased exposure to the Consumer Staples sector and slightly reduced positions in the Health Care and Information Technology sectors during the year. The AIM/JNL Large Cap Growth Fund managers held high quality investments with positive earnings revisions and strong fundamentals; however, these stocks were not rewarded during the last months of the year. While earnings momentum holdings in the fund may not fare well due to near term uncertainty, they have historically out performed the overall market for the long run.


                       AIM/JNL LARGE CAP GROWTH FUND

                                    [GRAPH]

DATE              AIM/JNL Large Cap Growth Fund   Russell 1000 Index
----              -------------------------------   ------------------
10/29/2001                  10,000                      10,000
10/31/2001                  10,080                       9,832
11/30/2001                  10,870                      10,589
12/31/2001                  10,970                      10,701
1/31/2002                   10,850                      10,566
2/28/2002                   10,240                      10,356
3/31/2002                   10,790                      10,781
4/30/2002                   10,060                      10,164
5/31/2002                    9,840                      10,075
6/30/2002                    9,230                       9,332
7/31/2002                    8,610                       8,641
8/31/2002                    8,620                       8,686
9/30/2002                    8,040                       7,753
10/31/2002                   8,480                       8,397
11/30/2002                   8,540                       8,887
12/31/2002                   8,187                       8,384

AVERAGE ANNUAL
TOTAL RETURN
-------------------------
1 year          -25.47%
Since inception -15.75%
(Inception date October 29, 2001).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                AIM/JNL PREMIER EQUITY II FUND
[AIM(SM) LOGO]                  A I M Capital Management Inc.
                                Team Management
OBJECTIVE:

AIM/JNL Premier Equity II Fund seeks as its investment objective long-term growth of capital by investing in stocks with strong earnings and attractive valuations with a focus on mid and large-cap stocks.

MONEY MANAGER COMMENTARY:

During 2002, in an uncertain geopolitical environment, the U.S. equity markets experienced the worst bear market in over 70 years. All of the major market indices were down for the year, with the Dow Jones Industrial average losing 15.01%, the NASDAQ down 31.53%, and the S&P falling by 22.10%. This marked a dubious record for the Dow; its third down year in a row, an event that had not occurred since 1939-1941. In addition, for the first time since Standard & Poors began tracking such data in 1981, all ten sectors of the S&P 500 were down in 2002. Small cap stocks outperformed large caps, and large cap value outperformed large cap growth.

Since January 1, 2002, the AIM/JNL Premier Equity II Fund posted a return of -28.23%, underperforming its benchmark index, the S&P 500, which returned -22.10%. Portfolio managers held overweight positions in the Consumer Discretionary and Financials sectors, relative to the S&P 500, and underweight positions in the Consumer Staples and Telecommunications sectors. Stock selection in the Health Care sector was the largest detractor to the fund's relative performance. Stock selection in the Information Technology sector also negatively affected the fund. While the sector rallied in the fourth quarter of 2002, it ended the year as the worst performing sector of the market. Technology holdings in the Electronic Equipment and Software industries suffered especially poor returns. Stock selection in the Industrials sector, as well as the overweight position in the Consumer Discretionary sector also hurt the fund. Good stock picking in the Energy sector, specifically in the Energy Equipment & Services Industry, benefited the portfolio. The portfolio also benefited from an underweight in Telecommunications, which was the second worst performing sector in the S&P, returning -35.9% for the year.

During 2002, portfolio managers diversified the portfolio by increasing the number of holdings in the fund to 74. Managers also took steps to increase holdings in the Consumer Discretionary and Financials sectors, and reduced exposure to the Health Care, Technology and Industrials sectors. As a multi cap fund, the AIM/JNL Premier Equity II Fund has the flexibility to capitalize on opportunities without regard to asset class, and it should be well positioned to take advantage of a rebound. Although near term market volatility may continue amid uncertainty in the political and corporate spheres, portfolio managers will continue to select high quality companies while looking for growth potential at attractive valuations.

                    AIM/JNL PREMIER EQUITY II FUND

                           [GRAPH]

Date                 AIM/JNL Value II Fund       S&P 500 Index
--------------------------------------------------------------------

10/29/2001                   10,000                    10,000
10/31/2001                    9,980                     9,830
11/30/2001                   10,710                    10,584
12/31/2001                   11,050                    10,677
1/31/2002                    10,600                    10,527
2/28/2002                    10,320                    10,324
3/31/2002                    10,920                    10,713
4/30/2002                    10,290                    10,063
5/31/2002                    10,050                     9,989
6/30/2002                     9,120                     9,278
7/31/2002                     8,290                     8,554
8/31/2002                     8,210                     8,610
9/30/2002                     7,560                     7,675
10/31/2002                    7,980                     8,350
11/30/2002                    8,380                     8,842
12/31/2002                    7,931                     8,317


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------
1 year          -28.23%
Since inception -17.90%
(Inception date October 29,2001).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                         AIM/JNL SMALL CAP GROWTH FUND
[AIM(SM) LOGO]           A I M Capital Management Inc.
                         Team Management
OBJECTIVE:

AIM/JNL Small Cap Growth Fund seeks as its investment objective long-term capital growth by investing in U.S. small-cap companies.

MONEY MANAGER COMMENTARY:

During 2002, the U.S. financial markets recorded a third consecutive year of annual declines. The NASDAQ declined -31.53%, the S&P 500 was down -22.10%, and the Dow Jones Industrial Average posted a return of -15.01%, its worst annual performance in 25 years. During the year, all of the sectors within the S&P posted large declines, with telecom services and information technology performing the worst. Growth stocks remained out of favor in 2002, as value stocks strongly outperformed them for the year. Small cap growth stocks suffered the greatest losses, while mid cap value-oriented stocks had the best performance.

Since January 1, 2002, the AIM/JNL Small Cap Growth Fund posted a return of -27.32%, compared to its benchmark, the Russell 2000, which posted a return of -20.48%. Much of the fund's relative underperformance can be attributed to its strong growth bias, and the fund outperformed when compared to the Russell 2000 Growth, which returned -30.26%. An overweight position in the Information Technology sector detracted from the fund, and by the end of the year, portfolio managers had reduced their exposure to the sector by nearly 10%. Technology was the second worst performing sector of the market in 2002, and it was the largest detractor from the fund's relative performance. Managers had concentrated positions in the semiconductor & software industries; however, those stocks were hit particularly hard. Performance was also penalized due to an underweight position in the Financials sector, especially since banks and real estate stocks performed well. During the year, portfolio managers increased their exposure to the Consumer Discretionary and Health Care sectors, resulting in overweight positions, which positively contributed to the fund. The fund also benefited from an underweight in Telecommunications, which was the worst performing sector in the Russell 2000, returning -61.27% for the year. In addition, portfolio managers maintained a well-diversified portfolio of over 200 stocks, and they decreased their concentration of assets in the top ten holdings.

Small and mid-sized stocks have historically had the sharpest rebounds coming out of recessions, but to date, the recovery has rewarded small and mid cap value securities. The AIM/JNL Small Cap Growth Fund continues to be well positioned to take advantage of a rebound. Managers remain diversified to lower volatility, but they are positioned offensively to take advantage of the anticipated improvement in 2003.

                         AIM/JNL SMALL CAP GROWTH FUND

                                    [GRAPH]


Date            AIM/JNL Small Cap Growth Fund        Russell 2000 Index
----------------------------------------------------------------------------

10/29/2001                 10,000                            10,000
10/31/2001                 10,130                             9,973
11/30/2001                 10,890                            10,745
12/31/2001                 11,600                            11,409
1/31/2002                  11,270                            11,291
2/28/2002                  10,490                            10,982
3/31/2002                  11,290                            11,866
4/30/2002                  11,050                            11,974
5/31/2002                  10,530                            11,442
6/30/2002                   9,720                            10,874
7/31/2002                   8,410                             9,231
8/31/2002                   8,420                             9,208
9/30/2002                   7,960                             8,546
10/31/2002                  8,330                             8,820
11/30/2002                  9,010                             9,607
12/31/2002                  8,431                             9,073

AVERAGE ANNUAL
TOTAL RETURN
--------------------------------
1 year          -27.32%
Since inception -13.52%
(Inception date October 29, 2001).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                    ALGER/JNL GROWTH FUND
[ALGER LOGO]        Fred Alger Management, Inc.
                    Fred M. Alger III, Dan C. Chung, David Hyun
OBJECTIVE:

Alger/JNL Growth Fund seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

MONEY MANAGER COMMENTARY:

The twelve months ended December 31, 2002 was an extraordinarily difficult period for equity securities. After slashing interest rates in dramatic fashion throughout 2001, the Federal Reserve failed to cut the Fed Funds rate any further during the first ten months of 2002. Despite a steady stream of positive economic data, the markets dropped on news of corporate malfeasance and continued violence in Afghanistan and the Middle East. With the exception of March, most equity indices slipped lower during each of the first six months of the year.

Markets continued their downward spiral throughout the third quarter. Unsettled by negative earnings preannouncements, weaker consumer confidence and disappointing job growth, investors found very little reason to buy. Furthermore, concern over a possible war with Iraq helped to exacerbate the selling. By the end of September, the Nasdaq had dropped to six-year lows.

Equity markets finally found some relief in the fourth quarter of 2002. Fueled in part by solid earnings from bellwethers, a Republican sweep in the midterm elections and a larger-than-expected 50 basis point rate cut on November 6th, markets trended higher during the first two months of the quarter. The positive momentum, however, came to a sudden end during the final month of the year. With escalating tensions in Iraq and North Korea and the highest unemployment rate in eight years, investors, once again, reversed course and began to unload their equity positions. As 2002 began to wind down, economic and geopolitical uncertainty seemed to be largely driving the markets. Nevertheless, investors seemed to be cautiously optimistic that 2003 would bring an ultimate end to three straight years of market declines.

For the year ended December 31, 2002, the Alger/JNL Growth Fund returned -33.19%, missing the S&P 500 Index return of -22.10%. Over the same time period, the Russell 1000 Growth Index and the Lipper Large-Cap Growth Fund Index returned -27.88% and -28.11%, respectively. The Portfolio was hurt by an overweighting in the weak Technology sector and poor performing Financials stocks.

Over the past two years, the economy was caught in the middle of a "perfect storm:" a combination of the severe equity decline, the aftershocks of 9/11, the crisis of investor confidence in the wake of Wall Street scandals, and the consolidation and commoditization of the tech industry. However, during the last several months, it seems that some semblance of calm has returned. While moods are difficult to predict, the markets have both stabilized and gained ground since early October. In addition, investors, we trust, are beginning to recognize the relative attractiveness of stocks compared to bonds. While 2003 will likely see new issues, it is unlikely that we will be buffeted by another perfect storm. Given how well the economy has weathered recent events, we expect that it will do even better in the upcoming months, now that the storm has run its course.

Looking ahead, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently. The Portfolio is currently well diversified, with technology, health care and consumer discretionary comprising the three largest sectors. Should market conditions remain favorable, we expect that the Portfolio should outperform most of its peers and recoup much of the losses experienced over the past several years.

                           ALGER/JNL GROWTH FUND

                                  [GRAPH]

  Date            Alger/JNL Growth Fund  S&P 500 Index
---------------------------------------------------------

10/16/95                    10,000            10,000
10/31/95                    10,170             9,979
11/30/95                    10,050            10,417
12/31/95                     9,840            10,617
 1/31/96                    10,140            10,978
 2/29/96                    10,470            11,080
 3/31/96                    10,380            11,187
 4/30/96                    10,580            11,352
 5/31/96                    10,620            11,643
 6/30/96                    10,430            11,687
 7/31/96                     9,660            11,171
 8/31/96                    10,070            11,407
 9/30/96                    10,760            12,048
10/31/96                    10,830            12,380
11/30/96                    11,490            13,315
12/31/96                    11,160            13,051
 1/31/97                    11,980            13,865
 2/28/97                    11,560            13,974
 3/31/97                    11,140            13,401
 4/30/97                    11,600            14,199
 5/31/97                    12,330            15,063
 6/30/97                    13,030            15,737
 7/31/97                    14,350            16,989
 8/31/97                    13,840            16,037
 9/30/97                    14,560            16,916
10/31/97                    13,860            16,351
11/30/97                    14,060            17,108
12/31/97                    14,084            17,402
 1/31/98                    14,271            17,594
 2/28/98                    15,320            18,863
 3/31/98                    16,161            19,902
 4/30/98                    16,348            20,083
 5/31/98                    16,161            19,706
 6/30/98                    17,625            20,482
 7/31/98                    18,082            20,265
 8/31/98                    15,008            17,338
 9/30/98                    16,327            18,448
10/31/98                    17,064            19,948
11/30/98                    18,342            21,156
12/31/98                    20,515            22,374
 1/31/99                    22,084            23,310
 2/28/99                    21,402            22,586
 3/31/99                    22,853            23,489
 4/30/99                    22,831            24,399
 5/31/99                    21,814            23,823
 6/30/99                    23,871            25,145
 7/31/99                    23,048            24,360
 8/31/99                    22,788            24,239
 9/30/99                    22,637            23,575
10/31/99                    23,968            25,067
11/30/99                    25,354            25,576
12/31/99                    27,448            27,083
 1/31/00                    26,633            25,722
 2/29/00                    27,975            25,235
 3/31/00                    30,431            27,704
 4/30/00                    28,838            26,870
 5/31/00                    27,088            26,319
 6/30/00                    28,694            26,968
 7/31/00                    27,843            26,546
 8/31/00                    30,167            28,195
 9/30/00                    27,664            26,706
10/31/00                    26,274            26,594
11/30/00                    23,602            24,497
12/31/00                    23,758            24,617
 1/31/01                    24,973            25,490
 2/28/01                    22,914            23,166
 3/31/01                    21,009            21,698
 4/30/01                    23,349            23,385
 5/31/01                    23,771            23,541
 6/30/01                    22,607            22,968
 7/31/01                    21,981            22,742
 8/31/01                    20,114            21,318
 9/30/01                    18,413            19,597
10/31/01                    19,104            19,971
11/30/01                    20,830            21,503
12/31/01                    20,915            21,861
1/31/2002                   20,121            21,388
2/28/2002                   19,173            20,975
3/31/2002                   20,172            21,764
4/30/2002                   18,892            20,444
5/31/2002                   18,315            20,294
6/30/2002                   17,022            18,848
7/31/2002                   15,024            17,379
8/31/2002                   14,947            17,493
9/30/2002                   13,602            15,592
10/31/2002                  14,434            16,964
11/30/2002                  15,011            17,963
12/31/2002                  13,884            16,898




AVERAGE ANNUAL
TOTAL RETURN
---------------------------------
1 year                    -33.19%
5 year                     -0.16%
Since inception             4.75%
(Inception date October 16, 1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                   ALLIANCE CAPITAL/JNL GROWTH FUND
[ALLIANCE CAPITAL LOGO]            Alliance Capital Management L.P.
                                   James G. Reilly, Syed Hasnain

OBJECTIVE:

Alliance Capital/JNL Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

MONEY MANAGER COMMENTARY:

Given the length and strength of the 1990's bull market, losses for three straight years can dispassionately be viewed as a reversion to a mean return. That those losses have been intensifying, however, makes such objectivity difficult to attain. Questions about the quality of earnings linger after unimaginable corporate scandals. Growing geopolitical concerns ranging from impending war in the Gulf to growing instability on the Korean peninsula to fears of terrorism on our own shores have propelled the price of gold despite concerns of a global deflationary spiral. In such an anxious atmosphere, negatives such as the lack of pricing power overshadow positives such as rebounding GDP and sustained productivity gains.

When fear or greed has hit extremes in the market, the Large Cap Growth team has distinguished itself by adhering to our philosophy and process. Several aspects of today's investment climate already support our investment approach: equities are compelling versus bonds at their lowest yields in 40 years and growth stocks are below equilibrium levels of valuation versus value equities. But more than any other factor, the extreme downside volatility exhibited by a handful of stocks has undermined our approach in 2002, reflected by disappointing performance relative to both the S&P 500 and Russell 1000 Growth benchmarks. In other words, our batting average did not suffer so much as the consequences of striking out make it appear. Flattening out the portfolio's position sizes would have better protected against the asymmetrical downside volatility in 2002.

Yet looking out to 2003 and objectively assessing the superior growth prospects of our portfolio, which is selling close to parity compared to the market, we conclude that maintaining our concentrated positions offers more compelling reward than risk. Adhering to our concentrated discipline in the face of the anxiety gripping the market also appeals to our contrary nature and builds our confidence that we are indeed close to an inflection point that has so favorably distinguished our record over the last 25 years.

                 ALLIANCE CAPITAL/JNL GROWTH FUND

                              [GRAPH]

 Date          Alliance Capital/JNL Growth     S&P 500/Index
-----------------------------------------------------------

  3/2/98               10,000                    10,000
 3/31/98               10,410                    10,551
 4/30/98               10,680                    10,647
 5/31/98               10,540                    10,447
 6/30/98               11,280                    10,858
 7/31/98               11,530                    10,743
 8/31/98                9,360                     9,191
 9/30/98               10,060                     9,780
10/31/98               11,050                    10,575
11/30/98               11,770                    11,216
12/31/98               13,280                    11,861
 1/31/99               14,670                    12,357
 2/28/99               13,930                    11,973
 3/31/99               14,650                    12,453
 4/30/99               14,480                    12,935
 5/31/99               14,030                    12,629
 6/30/99               15,280                    13,330
 7/31/99               14,880                    12,914
 8/31/99               14,690                    12,850
 9/30/99               14,470                    12,498
10/31/99               15,600                    13,289
11/30/99               15,900                    13,559
12/31/99               17,029                    14,357
 1/31/00               16,170                    13,636
 2/29/00               16,047                    13,378
 3/31/00               17,920                    14,687
 4/30/00               17,285                    14,245
 5/31/00               16,876                    13,953
 6/30/00               17,388                    14,297
 7/31/00               17,255                    14,073
 8/31/00               18,165                    14,947
 9/30/00               16,354                    14,158
10/31/00               15,924                    14,098
11/30/00               14,195                    12,987
12/31/00               14,033                    13,050
 1/31/01               15,193                    13,513
 2/28/01               12,894                    12,281
 3/31/01               11,890                    11,503
 4/30/01               13,298                    12,397
 5/31/01               13,236                    12,480
 6/30/01               12,583                    12,176
 7/31/01               12,293                    12,056
 8/31/01               11,258                    11,302
 9/30/01               10,326                    10,389
10/31/01               10,781                    10,587
11/30/01               11,858                    11,399
12/31/01               11,989                    11,589
1/31/2002              11,367                    11,338
2/28/2002              10,839                    11,120
3/31/2002              11,305                    11,538
4/30/2002              10,393                    10,838
5/31/2002              10,186                    10,758
6/30/2002               9,460                     9,992
7/31/2002               8,756                     9,213
8/31/2002               8,932                     9,274
9/30/2002               8,062                     8,266
10/31/2002              8,745                     8,993
11/30/2002              8,963                     9,523
12/31/2002              8,269                     8,958


AVERAGE ANNUAL
TOTAL RETURN
---------------------------

1 year                -31.03%
Since inception        -3.85%
(Inception date March 2,1998).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                          EAGLE/JNL CORE EQUITY FUND
[EAGLE ASSET MANAGEMENT INC. LOGO]        Eagle Asset Management, Inc.
                                          Team Management

OBJECTIVE:

Eagle/JNL Core Equity Fund is invested in a diversified portfolio of common stocks and its primary objective is long-term capital appreciation with current income being a secondary objective.

MONEY MANAGER COMMENTARY:

The stock market turned in its third consecutive year of losses in 2002. We have not witnessed a period such as this since the Great Depression 60 years ago. The Dow Jones Industrial Average's drop of -15.01% and the S&P 500 Index's decline of 22.10% are the sharpest declines in these indices since the 1970s. A weak economy, slowing profits, gross corporate malfeasance and global turmoil involving Iraq, North Korea and Venezuela conspired to lower investor confidence and, in turn, every S&P 500 sector.

We are pleased to report that the Fund, although down 20.53% for 2002, had a good year on a relative basis as it outperformed its benchmark, the S&P 500 Index, which was down 22.10% for the year. As has been the case since the inception of the Fund in 1996, the diversification strategy employed in managing the Fund continues to serve Fund investors well as the Fund has performed well on a relative basis in both the growth-oriented markets of the mid-to-late 1990s and in the value-oriented markets of more recent vintage.

GROWTH EQUITY STRATEGY: While nearly every sector of the Growth Equity portfolio finished the year lower along with the overall market, the consumer segment was one of the few outperforming sectors. During the year, we shifted from cyclical consumer discretionary stocks to consumer staple stocks, which provided some cushion when consumer spending weakened later in the year as a result of the worsening employment picture. Meanwhile, our health care holdings performed in line with the benchmark despite the fact that pharmaceutical stocks have been beaten up as revenue growth has slowed, pipelines have dried up, and generics and governmental pressure have reduced pricing power. Looking forward, however, we believe the pharmaceutical companies will turn around, as they have substantial amounts of cash on hand, little debt and attractive dividend yields. Technology stocks were the biggest drag on the 2002 performance of the Growth Equity portfolio, largely due to the sector's revenue and profit growth slowing. Despite slumping sales in the technology sector, our outlook on future corporate technology spending is bullish particularly toward the latter part of 2003.

VALUE EQUITY STRATEGY: Our underweighting in the technology and financial services sectors impacted the Value Equity portfolio's relative performance positively in 2002. Corporations continued to put off major technology expenditures due to the economic uncertainty that pervaded throughout the year. Financial services companies were hit with corporate and individual credit concerns and were affected negatively by the overall economic slowdown. Our overweighting in the energy sector was a major drag on the Value Equity portfolio's relative performance in 2002. The energy sector was down due to a lack of recovery in spending by exploration and production companies, concerns over energy trading operations following the Enron debacle and market nervousness about the sustainability of high commodity prices. We do, however, believe the energy sector will benefit in 2003 from an improvement in global economic activity.

EQUITY INCOME STRATEGY: The top performer in the Equity Income portfolio in 2002 was the consumer staples sector, where we maintained an above-market weighting. Holdings such as Avon Products, Kraft Foods, Procter & Gamble and Sysco Corp. all benefited from an investment shift to more defensive-natured stocks.

While we expect corporate outlooks into 2003 to be relatively muted, it is our hope that the pieces are nearly all in place for a sustained recovery. Support for this economy has come from the Fed's accommodative monetary policy, lower interest rates, constrained inflation and resilient consumption patterns. Helping the turnaround on the corporate side has been the inventory corrections in several industries, recent productivity gains and evidence that demand for manufacturing products may be turning positive.

With its diversification and proven ability to deliver solid risk-adjusted returns in both growth-oriented and value-oriented markets, we believe the Fund is positioned to perform well in 2003 regardless of the shape and strength of the eventual recovery.

              EAGLE/JNL CORE EQUITY FUND

                       [GRAPH]

Date         Eagle/JNL Core Equity Fund       S&P 500/Index
-------------------------------------------------------------

09/16/96                10,000                    10,000
09/30/96                10,060                    10,054
10/31/96                10,250                    10,332
11/30/96                10,810                    11,112
12/31/96                10,647                    10,892
01/31/97                11,158                    11,572
02/28/97                11,289                    11,662
03/31/97                10,807                    11,184
04/30/97                11,329                    11,850
05/31/97                12,041                    12,571
06/30/97                12,642                    13,134
07/31/97                13,635                    14,178
08/31/97                13,083                    13,384
09/30/97                13,695                    14,118
10/31/97                13,424                    13,646
11/30/97                13,795                    14,278
12/31/97                14,091                    14,523
01/31/98                14,122                    14,683
02/28/98                15,065                    15,742
03/31/98                15,629                    16,610
04/30/98                15,536                    16,761
05/31/98                15,260                    16,446
06/30/98                15,577                    17,094
07/31/98                15,290                    16,912
08/31/98                13,159                    14,469
09/30/98                13,866                    15,396
10/31/98                14,839                    16,648
11/30/98                15,495                    17,656
12/31/98                16,422                    18,673
01/31/99                16,659                    19,454
02/28/99                16,246                    18,849
03/31/99                17,020                    19,604
04/30/99                17,774                    20,363
05/31/99                17,402                    19,882
06/30/99                18,393                    20,985
07/31/99                17,949                    20,330
08/31/99                17,908                    20,230
09/30/99                17,227                    19,675
10/31/99                18,331                    20,920
11/30/99                19,188                    21,345
12/31/99                20,288                    22,602
01/31/00                19,673                    21,467
02/29/00                19,695                    21,060
03/31/00                21,519                    23,121
04/30/00                20,805                    22,425
05/31/00                20,354                    21,965
06/30/00                21,024                    22,507
07/31/00                21,035                    22,155
08/31/00                22,683                    23,531
09/30/00                21,738                    22,288
10/31/00                21,365                    22,194
11/30/00                19,596                    20,444
12/31/00                20,345                    20,545
01/31/01                21,085                    21,273
02/28/01                19,454                    19,334
03/31/01                18,211                    18,109
04/30/01                19,755                    19,516
05/31/01                19,880                    19,647
06/30/01                19,403                    19,169
07/31/01                19,240                    18,980
08/31/01                18,035                    17,792
09/30/01                16,291                    16,355
10/31/01                16,893                    16,667
11/30/01                18,098                    17,945
12/31/01                18,345                    18,244
1/31/2002               18,131                    17,849
2/28/2002               18,004                    17,505
3/31/2002               18,787                    18,164
4/30/2002               17,765                    17,062
5/31/2002               17,563                    16,937
6/30/2002               16,451                    15,730
7/31/2002               15,113                    14,504
8/31/2002               15,340                    14,599
9/30/2002               13,712                    13,013
10/31/2002              14,621                    14,158
11/30/2002              15,492                    14,991
12/31/2002              14,579                    14,102

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------

1 year                    -20.53%
5 year                      0.68%
Since inception             6.17%
(Inception date September 16,1996).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                        EAGLE/JNL SMALLCAP EQUITY FUND
[EAGLE ASSET MANAGEMENT INC. LOGO]      Eagle Asset Management, Inc.
                                        Bert L. Boksen

OBJECTIVE:

Eagle/JNL SmallCap Equity Fund seeks as its investment objective long-term capital appreciation by investing in stocks of companies whose market capitalization at time of purchase is in the range of companies represented by the Russell 2000 Index..

MONEY MANAGER COMMENTARY:

The stock market turned in its third consecutive year of losses in 2002. There has not been a period such as this in 60 years. The Dow Jones Industrial Average's drop of -15.01% and the S&P 500 Index's descent of -22.10% are the sharpest declines in these indices since the 1970s, and the Russell 2000 Index's decline of 20.50% was the worst since the inception of the index in 1979. A weak economy, slowing profits, gross corporate malfeasance and global turmoil involving Iraq, North Korea and Venezuela conspired to lower investor confidence and, in turn, every S&P 500 sector. The broad-based decline was unusual, as very few asset classes or sectors appreciated during the year.

For the year, the Fund, down 22.77%, slightly lagged its benchmark, the Russell 2000 Index, which was down 20.50%, but significantly outperformed the Russell 2000 Growth Index, which was down 30.26%.

On the positive side, our consumer discretionary stocks and autos and transportation stocks did well. We have been overweight in gaming-related stocks for some time, due in part to a strong game replacement cycle in the industry. Holdings Multimedia Games, Alliance Gaming, GTECH Holdings and Shuffle Master all contributed positively to returns. Also, logistics provider Landstar System and auto-parts technology developer Gentex were strong performers.

Our growth bias typically causes us to be overweight in technology stocks and underweight in financial services stocks, and those weighting differences hurt performance this year. Stocks with any telecom exposure, such as Mediacom Communications, Integrated Silicon Solution, Cirrus Logic, Coherent and Aeroflex were weak. In the materials sector, OM Group was a drag on performance as dismal conditions in the cobalt market, led to a sharp drop in the stock.

Relative to the Russell 2000 Index, we are typically overweight technology and health care stocks, as many attractive growth opportunities tend to be found in these sectors. However, our weightings in these sectors are currently approximately in line with the Russell 2000 Growth Index. We continue to overweight the consumer discretionary sector due to our holdings in gaming equipment suppliers, an area that we believe still has tremendous potential. We tend to underweight financial services, industrials and utilities, as these are less growth-oriented sectors. In addition, other factors have led us to underweight financial stocks, including the potential for lower yields due to mortgage refinancings, increased concerns with credit delinquencies due to the weak economic environment and exposure to the weakness in the stock market.

Looking ahead, we expect 2003 to break the trend of negative returns in the stock market. We believe returns of some 10%, in line with long-term historical averages, appear reasonable. While political issues are still a concern, corporate governance and accounting issues should be behind us. In addition, the market typically looks ahead, not back. Thus, concerns of current economic weakness can be offset with expectations of improvement later in the year. Finally, small cap stocks still offer an attractive opportunity relative to large caps based on current valuations. The Russell 2000 Index is trading at approximately 14.4 times expected earnings for the next 12 months, while the S&P 500 Index is at 16.4 times. However, long-term earnings per share growth expectations for the Russell 2000 Index are at 15.7%, while growth expectations for the S&P 500 Index are at 12.7%. Not only are small caps trading at a more attractive valuation, they are also offering better growth prospects. We continue to believe that our small cap, growth at a reasonable price strategy will provide excellent relative returns for the long-term growth investor.

            EAGLE/JNL SMALLCAP EQUITY FUND

                         [GRAPH]

                    Eagle/JNL SmallCap
  Date                 Equity Fund          Russell 2000 Index
--------------------------------------------------------------

09/16/1996                 10,000               10,000
09/30/1996                 10,360               10,120
10/31/1996                 10,420                9,964
11/30/1996                 11,110               10,372
12/31/1996                 11,540               10,639
01/31/1997                 11,810               10,850
02/28/1997                 11,550               10,587
03/31/1997                 11,340               10,091
04/30/1997                 11,460               10,116
05/31/1997                 12,740               11,244
06/30/1997                 13,490               11,722
07/31/1997                 14,410               12,269
08/31/1997                 14,720               12,546
09/30/1997                 16,120               13,462
10/31/1997                 14,980               12,864
11/30/1997                 14,590               12,781
12/31/1997                 14,730               13,004
01/31/1998                 14,860               12,806
02/28/1998                 15,830               13,767
03/31/1998                 17,140               14,346
04/30/1998                 17,480               14,274
05/31/1998                 16,450               13,498
06/30/1998                 15,970               13,520
07/31/1998                 14,350               12,416
08/31/1998                 11,300               10,009
09/30/1998                 12,150               10,784
10/31/1998                 12,930               11,226
11/30/1998                 14,330               11,819
12/31/1998                 14,904               12,557
01/31/1999                 15,880               12,720
02/28/1999                 13,718               11,694
03/31/1999                 13,134               11,874
04/30/1999                 14,261               12,937
05/31/1999                 16,161               13,128
06/30/1999                 16,996               13,717
07/31/1999                 16,554               13,339
08/31/1999                 15,317               12,848
09/30/1999                 14,985               12,848
10/31/1999                 14,753               12,903
11/30/1999                 15,930               13,688
12/31/1999                 17,776               15,238
01/31/2000                 16,582               14,990
02/29/2000                 20,352               17,468
03/31/2000                 18,876               16,319
04/30/2000                 17,032               15,336
05/31/2000                 16,278               14,441
06/30/2000                 18,299               15,703
07/31/2000                 17,545               15,212
08/31/2000                 19,211               16,366
09/30/2000                 17,765               15,882
10/31/2000                 16,697               15,174
11/30/2000                 14,843               13,616
12/31/2000                 15,421               14,793
01/31/2001                 17,333               15,563
02/28/2001                 15,899               14,542
03/31/2001                 15,215               13,831
04/30/2001                 16,323               14,913
05/31/2001                 16,866               15,279
06/30/2001                 17,007               15,800
07/31/2001                 16,562               14,966
08/31/2001                 16,040               14,483
09/30/2001                 13,727               12,532
10/31/2001                 14,585               13,266
11/30/2001                 15,845               14,294
12/31/2001                 17,117               15,249
1/31/2002                  17,612               15,020
2/28/2002                  16,897               14,609
3/31/2002                  18,515               15,784
4/30/2002                  18,218               15,928
5/31/2002                  16,985               15,221
6/30/2002                  15,587               14,465
7/31/2002                  13,231               12,280
8/31/2002                  12,967               12,248
9/30/2002                  11,833               11,368
10/31/2002                 12,472               11,733
11/30/2002                 13,484               12,780
12/31/2002                 13,220               12,069

AVERAGE ANNUAL
TOTAL RETURN
-----------------------------------

1 year                      -22.77%
5 year                       -2.14%
Since inception               4.53%
(Inception date September 16,1996).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                JANUS/JNL AGGRESSIVE GROWTH FUND
[JANUS LOGO]                    Janus Capital Corporation
                                Warren B. Lammert

OBJECTIVE:

Janus/JNL Aggressive Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

MONEY MANAGER COMMENTARY:

Without question, 2002 was another difficult period for stocks as economic weakness, geopolitical strife and an unprecedented crisis in confidence sent equity markets lower for the third year in a row. Consequently, the Portfolio lost ground and underperformed its benchmark, the S&P 500 Index.

The cable industry was impacted both by the broad meltdown in the telecommunications service sector and the exposure of serious fraud and self-dealing by management at failed operator Adelphia Communications - a stock we did not own. As a result, however, our investment in Cablevision suffered. Nonetheless, the company posted solid results in key regions such as New York while making significant progress in bringing value-added services such as digital video and high-speed Internet access to market. Similarly, Liberty Media, a media conglomerate that holds a diverse portfolio of cable and programming assets, lagged but continued to report very strong operating results at a number of key private subsidiaries including, Discovery Networks and Starz/Encore.

Meanwhile, the healthcare industry remained resilient for most of the year despite the slowing economy. Forest Laboratories, for example, benefited from strong sales of anti-depressant Celexa and an extremely positive reception for its successor drug, Lexapro.

Since we saw a favorable confluence of positive pricing trends, reasonable valuations and sustainable unit growth, we also initiated new positions in leading medical device maker Medtronic and drug distributor AmerisourceBergen.

Looking ahead, we will maintain what we believe to be a balanced Portfolio, both in terms of overall industry exposure and in our degree of leverage to any sustained upswing in the economic cycle. Regardless, our focus remains on producing results for our shareholders across the entire range of economic scenarios.

                       JANUS/JNL AGGRESSIVE GROWTH FUND

                                    [GRAPH]

   Date                Janus/JNL Aggressive Growth         S&P 500 Index
----------------------------------------------------------------------------

05/15/1995                        10,000                        10,000
05/31/1995                        10,130                        10,130
06/30/1995                        10,860                        10,356
07/31/1995                        11,860                        10,694
08/31/1995                        11,870                        10,726
09/30/1995                        12,190                        11,179
10/31/1995                        11,910                        11,139
11/30/1995                        12,490                        11,627
12/31/1995                        12,409                        11,851
01/31/1996                        12,761                        12,254
02/29/1996                        13,402                        12,368
03/31/1996                        13,578                        12,487
04/30/1996                        14,126                        12,671
05/31/1996                        14,446                        12,996
06/30/1996                        14,022                        13,046
07/31/1996                        13,029                        12,469
08/31/1996                        13,774                        12,732
09/30/1996                        14,601                        13,448
10/31/1996                        14,529                        13,819
11/30/1996                        14,901                        14,862
12/31/1996                        14,761                        14,568
01/31/1997                        15,357                        15,477
02/28/1997                        14,783                        15,598
03/31/1997                        14,011                        14,958
04/30/1997                        14,276                        15,850
05/31/1997                        15,114                        16,813
06/30/1997                        15,666                        17,567
07/31/1997                        17,023                        18,963
08/31/1997                        16,261                        17,901
09/30/1997                        17,232                        18,882
10/31/1997                        16,747                        18,252
11/30/1997                        16,703                        19,097
12/31/1997                        16,631                        19,424
01/31/1998                        17,191                        19,639
02/28/1998                        18,714                        21,056
03/31/1998                        19,595                        22,134
04/30/1998                        20,373                        22,418
05/31/1998                        19,767                        21,996
06/30/1998                        21,621                        22,863
07/31/1998                        21,564                        22,620
08/31/1998                        18,038                        19,353
09/30/1998                        20,202                        20,593
10/31/1998                        20,934                        22,266
11/30/1998                        22,319                        23,615
12/31/1998                        26,220                        24,975
01/31/1999                        29,782                        26,019
02/28/1999                        28,832                        25,211
03/31/1999                        32,478                        26,220
04/30/1999                        34,200                        27,235
05/31/1999                        32,312                        26,592
06/30/1999                        34,829                        28,068
07/31/1999                        33,369                        27,191
08/31/1999                        34,295                        27,057
09/30/1999                        35,993                        26,315
10/31/1999                        38,689                        27,980
11/30/1999                        42,726                        28,549
12/31/1999                        50,980                        30,231
01/31/2000                        50,929                        28,712
02/29/2000                        57,191                        28,168
03/31/2000                        57,995                        30,924
04/30/2000                        52,867                        29,994
05/31/2000                        48,276                        29,378
06/30/2000                        49,615                        30,102
07/31/2000                        48,965                        29,632
08/31/2000                        52,561                        31,472
09/30/2000                        50,291                        29,811
10/31/2000                        48,021                        29,685
11/30/2000                        40,330                        27,344
12/31/2000                        40,289                        27,478
01/31/2001                        42,178                        28,453
02/28/2001                        34,151                        25,859
03/31/2001                        30,613                        24,221
04/30/2001                        35,587                        26,103
05/31/2001                        34,635                        26,278
06/30/2001                        33,289                        25,638
07/31/2001                        31,339                        25,386
08/31/2001                        28,240                        23,796
09/30/2001                        25,488                        21,875
10/31/2001                        25,866                        22,292
11/30/2001                        27,575                        24,002
12/31/2001                        28,128                        24,402
1/31/2002                         27,203                        23,874
2/28/2002                         25,398                        23,413
3/31/2002                         26,581                        24,294
4/30/2002                         24,413                        22,821
5/31/2002                         23,927                        22,653
6/30/2002                         21,638                        21,039
7/31/2002                         19,970                        19,399
8/31/2002                         20,061                        19,526
9/30/2002                         18,833                        17,404
10/31/2002                        20,061                        18,936
11/30/2002                        21,228                        20,051
12/31/2002                        19,758                        18,862

AVERAGE ANNUAL
TOTAL RETURN
-----------------------------

1 year                -29.76%
5 year                  3.50%
Since inception         9.32%
(Inception date May 15,1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                JANUS/JNL BALANCED FUND
[JANUS LOGO]                    Janus Capital Corporation
                                Karen L. Reidy

OBJECTIVE:

Janus/JNL Balanced Fund seeks as its investment objective long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests 40-60% of its assets in securities selected primarily for their income potential.

MONEY MANAGER COMMENTARY:

As 2002 progressed, hopes for a much-anticipated recovery faded amid increasingly negative economic news, despite the lowest interest rates in over 40 years. While investors tried to assess the strength of the economy and the outlook for company earnings, consumer spending moderated as stock losses mounted and jobless claims steadily increased. All three major stock market indices ended the period lower as a result. Against this backdrop, the Portfolio declined and slightly underperformed the Balanced Index.

In the bond markets, prices on U.S. Treasury securities hit 44-year highs, so we sold some of our Treasury holdings at a profit and began to position the Portfolio for an eventual stock market recovery. Nonetheless, price appreciation left our fixed-income weighting at roughly 40%.

Supporting our results was Anheuser-Busch. The maker of top-selling Bud Light and Budweiser beers has delivered consistent, predictable earnings with 16 straight quarters of double-digit earnings growth.

A newer position and standout during the period was Gannett, owner of USA Today and a host of local newspapers and television stations. Our research revealed that the firm has significant asset value, healthy cash flow and relatively low levels of debt for a media company. It also has done a commendable job of weathering the recent slump in advertising spending.

On the downside, payroll and tax filing processor Automatic Data Processing
(ADP) worked against us. As businesses laid off staff, ADP struggled when the number of employees on payroll declined. At the same time, falling interest rates substantially lowered its float income. Even so, a recovering economy and rising rates will allow the company's earnings to rebound on several fronts.

Berkshire Hathaway, the diversified holding company, also detracted from the Portfolio's performance as speculation recently swirled around its possible takeover of General Electric's Employers Reinsurance. Nonetheless, with its rock-solid balance sheet and broad capital base, Berkshire Hathaway represents the kind of company we want to own.

In this volatile market, we believe it pays to be patient, maintaining a research-driven approach that resists reacting to daily gyrations. Relying on this strategy, we remain committed to providing you with satisfying long-term results.

                   JANUS/JNL BALANCED FUND

                           [GRAPH]

                                             Lehman Brothers
              Janus/JNL                    Government/Corporate
  Date      Balanced Fund    S&P 500 Index      Bond Index
---------------------------------------------------------------

05/01/2000       10,000       10,000              10,000
05/31/2000        9,640        9,689              10,016
06/30/2000        9,980        9,928              10,220
07/31/2000        9,900        9,773              10,329
08/31/2000       10,250       10,380              10,474
09/30/2000        9,980        9,832              10,514
10/31/2000        9,890        9,790              10,580
11/30/2000        9,580        9,019              10,761
12/31/2000        9,800        9,063              10,973
01/31/2001        9,891        9,384              10,973
02/28/2001        9,557        8,529              10,973
03/31/2001        9,264        7,988              11,324
04/30/2001        9,567        8,609              11,324
05/31/2001        9,557        8,667              11,324
06/30/2001        9,436        8,456              11,358
07/31/2001        9,426        8,372              11,358
08/31/2001        9,254        7,848              11,358
09/30/2001        8,920        7,215              11,899
10/31/2001        9,112        7,352              11,899
11/30/2001        9,315        7,916              11,899
12/31/2001        9,360        8,048              11,906
1/31/2002         9,288        7,874              11,993
2/28/2002         9,360        7,722              12,095
3/31/2002         9,474        8,012              11,850
4/30/2002         9,350        7,527              12,079
5/31/2002         9,360        7,471              12,191
6/30/2002         9,071        6,939              12,294
7/31/2002         8,802        6,398              12,442
8/31/2002         8,874        6,440              12,720
9/30/2002         8,564        5,740              12,994
10/31/2002        8,781        6,245              12,869
11/30/2002        8,895        6,613              12,877
12/31/2002        8,745        6,221              13,218

AVERAGE ANNUAL
TOTAL RETURN
----------------------------

1 year                -6.57%
Since inception       -4.90%
(Inception date May 1,2000).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                        JANUS/JNL CAPITAL GROWTH FUND
[JANUS LOGO]                            Janus Capital Corporation
                                        Jonathan Coleman
OBJECTIVE:

Janus/JNL Capital Growth Fund is a non-diversified Fund that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Fund expects to emphasize such securities, it may also invest in smaller or larger companies.

MONEY MANAGER COMMENTARY:

Negativity dominated the market during the year, exacerbated by investors' concerns over leading companies validating their financial statements. The Portfolio lost ground against this backdrop and underperformed the benchmark, the S&P Midcap 400 Index.

We benefited from our investment in adult education giant Apollo Group, which operates as the University of Phoenix. Apollo continues to motor along from the growing demand for advanced and technical education, particularly during the lingering economic downturn. We also like Apollo's high margin online curriculum, which is balanced with its growing number of well-situated campuses throughout the U.S.

Credit ratings provider Moody's advanced as well. The firm enjoys a virtual oligopoly with competitor Standard & Poor's, both of which are readily sought by the far majority of corporations seeking reputable rating services on their debt issues. A significant expansion in the European market also bodes well for Moody's for the coming years. Elsewhere, we lost ground with clinical testing firm Laboratory Corp. of America. Formerly one of the Portfolio's strongest performers, Laboratory Corp. fell following a series of missed quarterly earnings and, to a lesser extent, some market share loss in its North Carolina marketing region. What's more, we dug deeper and discovered service quality concerns among some larger customers, which was sufficient impetus to sell the entire position.

Community Health Systems, a provider of non-urban general hospital healthcare services, also retreated due to collateral damage from the rotation out of healthcare stocks following the Tenet Healthcare debacle. We believe, however, that Community Health's dominant position in 85% of its markets and selective acquisition strategy will continue to add value to the company over time.

Going forward, we anticipate keeping new positions relatively small in weighting until we are comfortable that the economic upturn is closer. Soon, we hope to slowly become more aggressive in our stock selection and position sizes in anticipation of their benefiting from a turnaround.


             JANUS/JNL CAPITAL GROWTH FUND

                        [GRAPH]

   DSate        Janus/JNL Capital         S&P Midcap 400 Index
--------------------------------------------------------------

05/15/1995         10,000                    10,000
05/31/1995         10,020                    10,009
06/30/1995         10,910                    10,417
07/31/1995         11,560                    10,959
08/31/1995         11,930                    11,161
09/30/1995         12,480                    11,432
10/31/1995         12,090                    11,138
11/30/1995         12,580                    11,622
12/31/1995         13,353                    11,593
01/31/1996         13,161                    11,761
02/29/1996         13,769                    12,160
03/31/1996         14,794                    12,306
04/30/1996         15,285                    12,683
05/31/1996         15,893                    12,854
06/30/1996         15,626                    12,661
07/31/1996         14,110                    11,807
08/31/1996         15,274                    12,489
09/30/1996         16,331                    13,034
10/31/1996         15,925                    13,072
11/30/1996         16,074                    13,807
12/31/1996         15,600                    12,823
01/31/1997         15,255                    13,304
02/28/1997         14,953                    13,195
03/31/1997         13,820                    12,633
04/30/1997         13,993                    12,960
05/31/1997         15,568                    14,093
06/30/1997         16,344                    14,489
07/31/1997         16,442                    15,921
08/31/1997         16,463                    15,902
09/30/1997         17,596                    16,817
10/31/1997         17,046                    16,085
11/30/1997         17,326                    16,323
12/31/1997         17,941                    17,994
01/31/1998         17,582                    17,652
02/28/1998         19,039                    19,114
03/31/1998         20,040                    20,012
04/30/1998         20,224                    20,377
05/31/1998         19,376                    19,441
06/30/1998         21,029                    19,546
07/31/1998         20,496                    18,788
08/31/1998         16,299                    15,293
09/30/1998         17,865                    16,720
10/31/1998         19,289                    18,212
11/30/1998         20,768                    19,121
12/31/1998         24,249                    21,429
01/31/1999         26,156                    20,592
02/28/1999         25,126                    19,514
03/31/1999         28,495                    20,059
04/30/1999         30,461                    21,641
05/31/1999         30,051                    21,735
06/30/1999         31,712                    22,899
07/31/1999         31,268                    22,409
08/31/1999         32,894                    21,640
09/30/1999         34,180                    20,972
10/31/1999         39,409                    22,041
11/30/1999         43,702                    23,198
12/31/1999         54,365                    24,576
01/31/2000         55,786                    23,884
02/29/2000         67,950                    25,556
03/31/2000         58,042                    27,694
04/30/2000         50,339                    26,726
05/31/2000         46,189                    26,395
06/30/2000         53,543                    26,782
07/31/2000         51,199                    27,205
08/31/2000         57,817                    30,243
09/30/2000         52,059                    30,036
10/31/2000         45,628                    29,017
11/30/2000         34,386                    26,827
12/31/2000         35,478                    28,880
01/31/2001         37,376                    29,524
02/28/2001         29,150                    27,839
03/31/2001         23,863                    25,769
04/30/2001         27,328                    28,612
05/31/2001         27,011                    29,278
06/30/2001         25,821                    29,160
07/31/2001         24,390                    28,726
08/31/2001         22,221                    27,786
09/30/2001         18,620                    24,330
10/31/2001         19,705                    25,407
11/30/2001         21,000                    27,297
12/31/2001         21,220                    28,833
1/31/2002          19,363                    28,548
2/28/2002          18,397                    28,583
3/31/2002          19,394                    30,626
4/30/2002          18,872                    30,483
5/31/2002          18,351                    29,969
6/30/2002          16,985                    27,775
7/31/2002          15,343                    25,084
8/31/2002          15,343                    25,211
9/30/2002          14,591                    23,180
10/31/2002         15,022                    24,184
11/30/2002         15,742                    25,583
12/31/2002         15,021                    24,544

AVERAGE ANNUAL
TOTAL RETURN
------------------------------

1 year                             -29.21%
5 year                              -3.49%
Since inception                      5.47%
(Inception date May 15, 1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        JANUS/JNL GLOBAL EQUITIES FUND
[JANUS LOGO]            Janus Capital Corporation
                        Helen Young Hayes, Laurence Chang

OBJECTIVE:

Janus/JNL Global Equities Fund seeks as its investment objective long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers of any size. This Fund normally invests in issuers from at least five different countries including the United States.

MONEY MANAGER COMMENTARY:

The past 12 months encompassed one of the more volatile and challenging periods in recent history. Accounting irregularities and corporate malfeasance caused businesses to be cautious about undertaking any new initiatives. On the consumer side, recent softness in auto and retail sales suggests that consumer spending in the U.S. may be waning. Finally, the "stop and start" U.S. economy had an adverse effect on international equity markets, many of which are dependent on a healthy U.S. economy for exports. Against this backdrop, the Portfolio lost ground during the year, trailing its benchmark, the MSCI World Index.

Our performance was negatively impacted by Bermuda-based conglomerate Tyco. The stock came under tremendous selling pressure due to rumors about aggressive accounting practices. We welcomed news that it planned to break itself up into four separate companies in order to unlock shareholder value. However, following the company's abandonment of this plan and further revelations of potential self-dealing by key managers, we sold the majority of our position.

Another frustrating holding was PetroBras. We were initially attracted to the giant Brazilian oil company because of the defensive nature of its operations, its valuation discount versus the peer group and efforts by new management to streamline its operations. But the stock was hit by concerns that the recently elected leftist president could result in re-regulation of portions of the energy market and a de-emphasis on profitability for PetroBras. As a result, we cut our position.

Meanwhile, our contrarian investment in auto manufacturers like Nissan and Porsche has paid dividends over the year. Immediately after the terrorist attacks, investor sentiment assumed that spending on big-ticket items like automobiles would evaporate. However, strong new product lineups and expanding profit margins attracted us to these companies and enabled them to show impressive results during the period.

Despite uncertainty about the pace of the global economic recovery, our objective has not changed. We continue to search out attractive, growing companies that are controlling costs, gaining market share, creating shareholder value, and selling at reasonable valuations.

                        JNL/JANUS GLOBAL EQUITIES SERIES

                                    [GRAPH]

   date          JNL/Janus Global Equities Series        MSCI World Index
---------------------------------------------------------------------------

05/15/1995                     10,000                        10,000
05/31/1995                     10,180                        10,046
06/30/1995                     10,680                        10,026
07/31/1995                     11,600                        10,511
08/31/1995                     11,910                        10,260
09/30/1995                     12,240                        10,543
10/31/1995                     12,150                        10,360
11/30/1995                     12,470                        10,703
12/31/1995                     12,926                        10,999
01/31/1996                     13,317                        11,182
02/29/1996                     13,513                        11,233
03/31/1996                     14,151                        11,402
04/30/1996                     14,614                        11,588
05/31/1996                     15,211                        11,581
06/30/1996                     15,736                        11,623
07/31/1996                     15,221                        11,194
08/31/1996                     15,838                        11,305
09/30/1996                     16,065                        11,730
10/31/1996                     16,260                        11,794
11/30/1996                     17,104                        12,437
12/31/1996                     16,980                        12,221
01/31/1997                     17,639                        12,370
02/28/1997                     18,041                        12,515
03/31/1997                     17,974                        12,269
04/30/1997                     17,952                        12,672
05/31/1997                     19,002                        13,457
06/30/1997                     19,996                        14,130
07/31/1997                     20,968                        14,783
08/31/1997                     19,639                        13,796
09/30/1997                     21,147                        14,548
10/31/1997                     20,030                        13,785
11/30/1997                     19,951                        14,031
12/31/1997                     20,227                        14,204
01/31/1998                     20,944                        14,582
02/28/1998                     22,634                        15,549
03/31/1998                     23,698                        16,336
04/30/1998                     24,219                        16,476
05/31/1998                     25,064                        16,250
06/30/1998                     25,631                        16,464
07/31/1998                     25,885                        16,419
08/31/1998                     22,009                        14,210
09/30/1998                     21,292                        14,444
10/31/1998                     22,287                        15,730
11/30/1998                     23,756                        16,646
12/31/1998                     25,661                        17,440
01/31/1999                     27,321                        17,802
02/28/1999                     26,299                        17,309
03/31/1999                     27,332                        18,010
04/30/1999                     27,762                        18,700
05/31/1999                     27,031                        17,997
06/30/1999                     28,679                        18,817
07/31/1999                     28,690                        18,740
08/31/1999                     28,806                        18,686
09/30/1999                     29,526                        18,485
10/31/1999                     31,789                        19,426
11/30/1999                     36,501                        19,953
12/31/1999                     42,232                        21,549
01/31/2000                     41,794                        20,295
02/29/2000                     48,610                        20,331
03/31/2000                     47,368                        21,716
04/30/2000                     43,415                        20,778
05/31/2000                     40,504                        20,233
06/30/2000                     42,682                        20,894
07/31/2000                     41,546                        20,286
08/31/2000                     43,664                        20,927
09/30/2000                     40,126                        19,795
10/31/2000                     38,576                        19,444
11/30/2000                     34,730                        18,245
12/31/2000                     34,510                        18,521
01/31/2001                     35,799                        18,869
02/28/2001                     31,108                        17,257
03/31/2001                     28,384                        16,095
04/30/2001                     31,174                        17,260
05/31/2001                     30,789                        17,002
06/30/2001                     29,580                        16,451
07/31/2001                     28,145                        16,222
08/31/2001                     26,125                        15,419
09/30/2001                     23,507                        14,044
10/31/2001                     24,251                        14,304
11/30/2001                     25,793                        15,134
12/31/2001                     26,398                        15,286
1/31/2002                      25,125                        14,775
2/28/2002                      24,881                        14,627
3/31/2002                      26,114                        15,248
4/30/2002                      24,637                        14,683
5/31/2002                      24,447                        14,677
6/30/2002                      22,821                        13,767
7/31/2002                      20,639                        12,595
8/31/2002                      20,856                        12,595
9/30/2002                      18,566                        11,194
10/31/2002                     19,528                        12,009
11/30/2002                     20,246                        12,639
12/31/2002                     19,241                        12,014

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                          -27.12%
5 year                           -0.99%
Since inception                   8.95%
(Inception date May 15, 1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        JANUS/JNL GROWTH & INCOME FUND
[JANUS LOGO]            Janus Capital Corporation
                        David Corkins

OBJECTIVE:

Janus/JNL Growth & Income Fund seeks as its investment objective long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

MONEY MANAGER COMMENTARY:

Fear was in abundance during the year as the markets reacted to accounting irregularities, corporate scandals and Middle East tensions by sending stocks to their lowest levels in nearly six years. While better-than-expected company earnings seemed to lift the market's spirits late in the period, these gains were almost as quickly given back as rising oil prices and geopolitical tensions put a damper on the festive mood. In this uneven environment, the Portfolio lost ground but outperformed its benchmark, the S&P 500 Index.

Given the tremendous uncertainty, we attempted to be both opportunistic and balanced in our security selection. Meanwhile, we maintained a fixed-income position of roughly 10% during the period.

Detracting from performance was global banking giant JPMorgan Chase. The company was embroiled in a contentious lawsuit surrounding disputed trades with the now-bankrupt Enron. Investors feared that JPMorgan would recover none of the $1 billion it sought from insurers. However, a $600 million settlement was reached. Either way, the bank stood to take a substantial charge against fourth quarter earnings. Also down for the quarter was Citigroup. The company benefited from the recent settlement that insulates research activities from investment banking operations, despite being hit with the stiffest fine. Although global economic weakness remains an ongoing concern, the company's diverse roster of businesses continues to fire on all cylinders and shields it against weakness in any one area.

In contrast, Anheuser-Busch and Procter & Gamble pulled ahead during the period. The maker of top-selling Bud Light and Budweiser beers, Anheuser-Busch has continued to deliver consistent, predictable earnings with 16 quarters of double-digit earnings growth under its belt. Meanwhile, Procter & Gamble, the consumer goods manufacturer, remained focused on its core product categories as it streamlined processes.

Looking to 2003, we are neither optimistic nor pessimistic, only realistic. Given the changing and often short-term nature of the current market, where individual stocks in individual sectors drive performance, the ability to stay nimble could take on even greater importance.

                        JANUS/JNL GROWTH & INCOME FUND

                                    [GRAPH]

   Date         Janus/JNL Growth & Income Fund         S&P 500 Index
-------------------------------------------------------------------------

03/02/1998                   10,000                          10,000
03/31/1998                   10,270                          10,551
04/30/1998                   10,160                          10,647
05/31/1998                    9,880                          10,447
06/30/1998                    9,740                          10,858
07/31/1998                    9,240                          10,743
08/31/1998                    7,940                           9,191
09/30/1998                    8,440                           9,780
10/31/1998                    8,910                          10,575
11/30/1998                    9,110                          11,216
12/31/1998                    9,069                          11,861
01/31/1999                    9,160                          12,357
02/28/1999                    8,867                          11,973
03/31/1999                    9,200                          12,453
04/30/1999                    9,764                          12,935
05/31/1999                    9,815                          12,629
06/30/1999                    9,976                          13,330
07/31/1999                    9,573                          12,914
08/31/1999                    9,210                          12,850
09/30/1999                    8,787                          12,498
10/31/1999                    9,129                          13,289
11/30/1999                    9,240                          13,559
12/31/1999                    9,521                          14,357
01/31/2000                    9,094                          13,636
02/29/2000                    8,829                          13,378
03/31/2000                    9,694                          14,687
04/30/2000                    9,165                          14,245
05/31/2000                    9,165                          13,953
06/30/2000                    9,368                          14,297
07/31/2000                    9,257                          14,073
08/31/2000                    9,653                          14,947
09/30/2000                    9,257                          14,158
10/31/2000                    9,348                          14,098
11/30/2000                    8,636                          12,987
12/31/2000                    8,706                          13,050
01/31/2001                    8,973                          13,513
02/28/2001                    8,120                          12,281
03/31/2001                    7,678                          11,503
04/30/2001                    8,294                          12,397
05/31/2001                    8,284                          12,480
06/30/2001                    8,089                          12,176
07/31/2001                    7,811                          12,056
08/31/2001                    7,462                          11,302
09/30/2001                    6,876                          10,389
10/31/2001                    6,999                          10,587
11/30/2001                    7,400                          11,399
12/31/2001                    7,529                          11,589
1/31/2002                     7,250                          11,338
2/28/2002                     7,208                          11,120
3/31/2002                     7,498                          11,538
4/30/2002                     7,167                          10,838
5/31/2002                     7,146                          10,758
6/30/2002                     6,732                           9,992
7/31/2002                     6,141                           9,213
8/31/2002                     6,141                           9,274
9/30/2002                     5,603                           8,266
10/31/2002                    5,976                           8,993
11/30/2002                    6,224                           9,523
12/31/2002                    5,893                           8,958

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                          -21.73%
Since inception                 -10.35%

(Inception date March 2, 1998). Prior to
May 1, 2000 the Fund was managed by
Goldman Sachs Asset Management.


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[JPMORGAN LOGO]               JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
                              JPMorgan Investment Management Inc.
                              Team Management
OBJECTIVE:

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund seeks as its investment objective to provide high total return by investing in a broadly diversified portfolio of equity securities.

MONEY MANAGER COMMENTARY:

Markets fell to new multi-year lows as the reporting period ended, amid renewed evidence of economic weakness and widespread company profit warnings. Shares then rallied strongly off of their October 2002 lows, as actual earnings slightly exceeded investors' diminished forecasts. Stocks gained, in addition, from an aggressive easing of monetary policy by the Federal Reserve. Unfortunately, however, half of the market's October-November gains were reversed before year-end. Evidence of economic softness was widespread by the end of the year.

PORTFOLIO REVIEW:
Following a strong end to 2001, the Fund began 2002 on a difficult note in January. Stock selection was mixed across sectors with health services and systems, utilities and network technology among the sectors in which stock selection contributed most positively to performance. Difficulties within industrial cyclicals, services and telecommunications, however, detracted from results. While strong stock selection within the network technology, software and services, and consumer staple sectors benefited performance as the year progressed, the gains negated by difficulties within industrial cyclicals, energy, and pharmaceuticals.

The Fund's difficulties continued through September, though investments in capital markets, software and service and utilities sectors added value and helped soften losses from holdings in the finance, retail and health service and systems industries. At the end of the reporting period, however, the Fund outperformed its index for the month of December. Strong stock selection within the health, capital markets, and system hardware sectors benefited performance.

OUTLOOK:
Stock prices, although hardly cheap on a valuation basis, are considerably less expensive than they were a few years ago. While geopolitical risks are a wild card, and are likely to keep investors cautious in the near term, a resolution of current problems would likely turn 2003 into the first positive year in four for U.S. equity investors.

      JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND

                           [GRAPH]

                     JPMorgan/JNL
  Date            Enhanced S&P 500 Fund    S&P 500 Index
--------------------------------------------------------

05/16/1999                10,000               10,000
05/31/1999                 9,770                9,723
06/30/1999                10,240               10,263
07/31/1999                 9,910                9,943
08/31/1999                 9,840                9,893
09/30/1999                 9,570                9,622
10/31/1999                10,080               10,231
11/30/1999                10,240               10,439
12/31/1999                10,685               11,054
01/31/2000                10,120               10,499
02/29/2000                 9,897               10,300
03/31/2000                10,877               11,307
04/30/2000                10,483               10,967
05/31/2000                10,241               10,742
06/30/2000                10,483               11,007
07/31/2000                10,332               10,835
08/31/2000                10,978               11,508
09/30/2000                10,271               10,900
10/31/2000                10,251               10,854
11/30/2000                 9,393                9,999
12/31/2000                 9,469               10,048
01/31/2001                 9,864               10,404
02/28/2001                 8,922                9,455
03/31/2001                 8,334                8,856
04/30/2001                 9,053                9,545
05/31/2001                 9,155                9,609
06/30/2001                 8,942                9,375
07/31/2001                 8,851                9,282
08/31/2001                 8,283                8,701
09/30/2001                 7,502                7,999
10/31/2001                 7,664                8,151
11/30/2001                 8,273                8,776
12/31/2001                 8,354                8,923
1/31/2002                  8,161                8,729
2/28/2002                  7,967                8,561
3/31/2002                  8,272                8,883
4/30/2002                  7,713                8,345
5/31/2002                  7,642                8,283
6/30/2002                  7,041                7,693
7/31/2002                  6,492                7,093
8/31/2002                  6,533                7,140
9/30/2002                  5,790                6,364
10/31/2002                 6,278                6,924
11/30/2002                 6,665                7,332
12/31/2002                 6,270                6,897

AVERAGE ANNUAL
TOTAL RETURN
----------------------------

1 year                -24.94%
Since inception       -12.07%
(Inception date May 16,1999).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[JPMORGAN LOGO]                 JPMORGAN/JNL INTERNATIONAL VALUE FUND
                                JPMorgan Investment Management Inc.
                                Team Management
OBJECTIVE:

JPMorgan/JNL International Value Fund seeks as its investment objective to provide high total return by investing in equity securities of foreign companies in developing and, to a lesser extent, developing markets.

MONEY MANAGER COMMENTARY:

The market moved higher towards the end of the reporting period with the major international equity indices rising by more than 5 percent. The quarter began with further sell offs until posting a strong four-day rally in mid October, since when the market has range traded. Many long-standing concerns dominated, such as deflation, excess capacity, and the potential double dip. The specter of war with Iraq hovered over the oil price resulting in the highest level for two years, while gold rose to a five-year high. Therefore, there was little help for valuations and investors sought clarification on earnings. Although recent earnings trends have been more positive, there is widespread uncertainty over 2003.

PORTFOLIO REVIEW
As the reporting period began, stock selection detracted from performance in the media, basic industry and energy sectors. Among oil stocks, the strategy suffered from being underweight the major integrated names and overweight a second line stock. However, the Fund benefited from its bank stock selections in Europe, Japan and Southeast Asia. Halfway through the year, Fund performance began to fall in line with its benchmark. Stock selection in healthcare and technology, in particular, added to performance. In healthcare, the strategy was underweight U.K. pharmaceuticals relative to their continental European counterparts. In technology, the strategy was marginally underweight the sector and weighted toward Asian rather than European semiconductor stocks.

Performance remained strong by the end of September. This was achieved by avoiding the worst performers in telecommunications, insurance and healthcare. The strategy also benefited from holding cheap emerging markets oil stocks. There was poor performance from stock selection in the banking, mining and paper sectors. As the reporting year ended, the Fund's outperformance continued, particularly due to strength from BBVA, Societe Generale, BNP Paribas, Vodafone, Alumina and WMC Resources. Japanese stocks Fujitsu and Minebea detracted from performance.

OUTLOOK
Substantial stimulus in the form of lower interest rates globally and fiscal injections make it likely that the global economy will strengthen. However, problems such as war with Iraq; deflation and a lack of pricing power; a dependence on the U.S. consumer; and a lack of earnings growth remain. There is little room for aggressive valuation expansion, so returns will come from those companies that can push profits higher.

     JPMORGAN/JNL INTERNATIONAL VALUE FUND

                      [GRAPH]

                 JPMorgan/JNL International    MSCI All Country         SSB PMI Value
  Date                  Value Fund             World (ex U.S.) Index    EPAC Index
----------------------------------------------------------------------------------------

03/02/98                 10,000                 10,000                      10,000
03/31/98                 10,490                 10,173                      10,435
04/30/98                 10,750                 10,230                      10,495
05/31/98                 10,320                 10,028                      10,512
06/30/98                 10,230                  9,976                      10,585
07/31/98                 10,270                 10,055                      10,677
08/31/98                  8,560                  8,621                       9,192
09/30/98                  8,140                  8,424                       8,833
10/31/98                  9,200                  9,293                       9,825
11/30/98                  9,600                  9,778                      10,329
12/31/98                  9,876                 10,099                      10,519
1/31/99                  10,047                 10,075                      10,406
2/28/99                   9,745                  9,836                      10,277
3/31/99                  10,278                 10,295                      10,854
4/30/99                  10,751                 10,795                      11,525
05/31/99                 10,409                 10,271                      10,902
06/30/99                 11,022                 10,738                      11,255
07/31/99                 11,384                 10,975                      11,624
08/31/99                 11,535                 10,998                      11,753
09/30/99                 11,565                 11,058                      11,800
10/31/99                 11,927                 11,455                      12,191
11/30/99                 12,460                 11,900                      12,274
12/31/99                 13,631                 13,020                      12,975
01/31/00                 12,802                 12,298                      11,835
02/29/00                 13,247                 12,617                      11,704
03/31/00                 13,372                 13,076                      12,552
04/30/00                 12,781                 12,331                      12,124
05/31/00                 12,594                 11,999                      12,121
06/30/00                 13,216                 12,492                      12,666
07/31/00                 12,791                 11,984                      12,187
08/31/00                 13,040                 12,118                      12,440
09/30/00                 12,377                 11,432                      12,006
10/31/00                 11,786                 11,056                      11,848
11/30/00                 11,153                 10,547                      11,525
12/31/00                 11,525                 10,893                      12,097
01/31/01                 11,584                 11,051                      12,062
02/28/01                 10,677                 10,168                      11,478
03/31/01                  9,653                  9,418                      10,740
04/30/01                 10,348                 10,034                      11,475
05/31/01                 10,218                  9,721                      11,196
06/30/01                  9,924                  9,330                      10,912
07/31/01                  9,524                  9,116                      10,638
08/31/01                  9,488                  8,872                      10,534
09/30/01                  8,429                  7,917                       9,449
10/31/01                  8,676                  8,136                       9,616
11/30/01                  9,041                  8,501                       9,854
12/31/01                  9,182                  8,607                       9,903
1/31/2002                 8,661                  8,212                       9,453
2/28/2002                 8,614                  8,261                       9,567
3/31/2002                 9,076                  8,681                      10,112
4/30/2002                 9,182                  8,680                      10,275
5/31/2002                 9,242                  8,740                      10,559
6/30/2002                 8,566                  8,345                      10,143
7/31/2002                 7,464                  7,524                       9,190
8/31/2002                 7,322                  7,506                       9,215
9/30/2002                 6,445                  6,698                       8,196
10/31/2002                6,706                  7,052                       8,531
11/30/2002                7,014                  7,382                       8,933
12/31/2002                6,741                  7,138                       8,607


AVERAGE ANNUAL
TOTAL RETURN
------------------------------

1 year                 -26.59%
Since inception         -7.83%
(Inception date March 2,1998).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[LAZARD LOGO]                LAZARD/JNL MID CAP VALUE FUND
                             Lazard Asset Management
                             Team Management

OBJECTIVE:

Lazard/JNL Mid Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Midcap(R) Index that the subadviser considers undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:

Confounding the expectations of most market participants, mid cap U.S. stocks declined in 2002, with the Russell Midcap Index falling about 15% but outperforming larger U.S. stocks. Concerns over terrorism, impending war, and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety were slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment. The technology and telecom sector continued to experience widespread selling, as there are still no tangible signs of an upturn in demand for their products. However, the decline was very broad-based, with only the defensive consumer staples and energy sectors managing gains and most sectors suffering double-digit declines. The general weakness during the year was punctuated by two sharp rallies, the second of which began in mid October. This fourth-quarter rally was led by those groups that were weakest earlier in the year (including technology and telecom stocks); however, the rebound began to fade during December. It remains unclear whether this is just another sharp but short-lived bear market rally or the beginning of a sustainable rise. The portfolio defended in the decline, falling less than the Russell Midcap Index for the year although unable to avoid weakness entirely. Technology holdings were weak, as the anticipated rebound in demand for IT products has yet to materialize. However, our technology holdings in aggregate did decline less than those in the index, due to our focus on companies with strong competitive positions and solid valuation support. Returns in technology were helped by gains in printer manufacturer Lexmark. Lexmark is benefiting from strong sales of multi-function printers, which copy and send faxes as well as print, and also use more ink cartridges (which have very high profit margins). The portfolios also were helped during the year by stock selection in the healthcare sector due to a relatively modest exposure to the biotechnology group (which was particularly hard-hit in the decline). In addition, Universal Health Services, a hospital manager, performed well, as it is benefiting from favorable pricing trends. Returns in the consumer staples sector were hurt by a decline in Interstate Bakeries, the maker of Hostess Twinkies and Wonder Bread. Earnings were hurt by higher chocolate and wheat costs, as well as slowing sales of impulse-driven snack foods. The stock was subsequently sold.

Identifying market bottoms has historically proven to be a failed strategy; nonetheless, we are hopeful that the worst of the bear market is behind us in light of the magnitude and duration of this decline. The sharp swings in market sentiment during the year have created many buying opportunities for disciplined investors. Lazard will continue to leverage its global research platform to seek out attractive relative value opportunities amid the market volatility.

                        LAZARD/JNL MID CAP VALUE FUND

                                    [GRAPH]

   Date        Lazard/JNL Mid Cap Value Fund        Russell Midcap Index
----------------------------------------------------------------------------

03/02/1998                 10,000                            10,000
03/31/1998                 10,420                            10,461
04/30/1998                 10,410                            10,476
05/31/1998                  9,880                            10,138
06/30/1998                  9,670                            10,261
07/31/1998                  9,000                             9,766
08/31/1998                  7,460                             8,190
09/30/1998                  7,890                             8,695
10/31/1998                  8,300                             9,283
11/30/1998                  8,790                             9,711
12/31/1998                  9,236                            10,264
01/31/1999                  9,125                            10,240
02/28/1999                  8,905                             9,882
03/31/1999                  9,025                            10,177
04/30/1999                  9,757                            10,921
05/31/1999                  9,877                            10,877
06/30/1999                 10,108                            11,245
07/31/1999                  9,727                            10,926
08/31/1999                  9,145                            10,626
09/30/1999                  8,794                            10,237
10/31/1999                  9,145                            10,714
11/30/1999                  9,356                            11,004
12/31/1999                  9,677                            11,955
01/31/2000                  8,913                            11,552
02/29/2000                  9,426                            12,427
03/31/2000                 10,330                            13,111
04/30/2000                 10,230                            12,487
05/31/2000                 10,381                            12,134
06/30/2000                 10,361                            12,473
07/31/2000                 10,340                            12,329
08/31/2000                 11,205                            13,490
09/30/2000                 11,275                            13,277
10/31/2000                 11,777                            13,066
11/30/2000                 11,426                            11,872
12/31/2000                 12,132                            12,759
01/31/2001                 12,597                            12,954
02/28/2001                 12,452                            12,149
03/31/2001                 11,998                            11,380
04/30/2001                 12,752                            12,345
05/31/2001                 13,382                            12,554
06/30/2001                 13,289                            12,422
07/31/2001                 13,041                            12,056
08/31/2001                 13,165                            11,574
09/30/2001                 11,533                            10,163
10/31/2001                 12,174                            10,556
11/30/2001                 13,093                            11,423
12/31/2001                 13,739                            11,926
1/31/2002                  13,899                            11,783
2/28/2002                  14,071                            11,643
3/31/2002                  14,473                            12,325
4/30/2002                  14,106                            12,077
5/31/2002                  13,991                            11,924
6/30/2002                  13,199                            11,111
7/31/2002                  11,948                            10,016
8/31/2002                  11,971                            10,056
9/30/2002                  11,076                             9,116
10/31/2002                 11,569                             9,566
11/30/2002                 12,373                            10,213
12/31/2002                 11,804                             9,793


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -14.08%
Since inception                       3.49%
(Inception date March 2, 1998).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[LAZARD LOGO]                LAZARD/JNL SMALL CAP VALUE FUND
                             Lazard Asset Management
                             Team Management
OBJECTIVE:

Lazard/JNL Small Cap Value Fund is a non-diversified Fund that seeks as its investment objective capital appreciation by investing primarily in equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the subadviser believes are undervalued based on their return on equity.

MONEY MANAGER COMMENTARY:

Confounding the expectations of most market participants, small cap U.S. stocks declined in 2002, with the Russell 2000 falling about 15% but outperforming larger U.S. stocks. Concerns over terrorism, impending war, and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety were slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment. The technology and telecom sector continued to experience widespread selling, as there are still no tangible signs of an upturn in demand for their products. However, the decline was very broad-based; while the financial sector managed modest gains due to strength in regional banks and real estate investment trusts, every other sector in the Russell 2000 fell during the year. The general weakness during the year was punctuated by two sharp rallies, the second of which began in mid-October. This fourth-quarter rally was led by those groups that were weakest earlier in the year (including technology and telecom stocks); however, the rebound began to fade during December. It remains unclear whether this is just another sharp but short-lived bear market rally or the beginning of a sustainable rise.

As has been the case in recent years, the portfolio generated strong returns in the consumer discretionary sector; this was particularly true among retail stocks, where our analysts were able to identify companies that were effectively turning around their operations. Harman International, a maker of audio and video components, has benefited from the increased use of digital technologies such as voice recognition and surround sound in luxury automobiles. Strong stock selection in the energy sector was driven by gains in St. Mary Land & Exploration, the natural gas and crude oil producer. The stock gained on better-than-expected pricing (realized commodity prices) and cost control (lower-than-expected exploration expenses and impairments). Returns in the consumer staples sector were hurt by a decline in Interstate Bakeries, the maker of Hostess Twinkies and Wonder Bread. Earnings were hurt by higher chocolate and wheat costs, as well as by slowing sales of impulse-driven snack foods.

Identifying market bottoms has historically proven to be a failed strategy; nonetheless, we are hopeful that the worst of the bear market is behind us in light of the magnitude and duration of this decline. The sharp swings in market sentiment during the year have created many buying opportunities for disciplined investors. Lazard will continue to leverage its global research platform to seek out attractive relative value opportunities amid the market volatility.

                       LAZARD/JNL SMALL CAP VALUE FUND

                                    [GRAPH]

   Date        Lazard/JNL Small Cap Value Fund     Russell 2000 Index
-------------------------------------------------------------------------

03/02/1998                  10,000                          10,000
03/31/1998                  10,350                          10,420
04/30/1998                  10,360                          10,368
05/31/1998                   9,820                           9,804
06/30/1998                   9,640                           9,821
07/31/1998                   8,860                           9,019
08/31/1998                   7,340                           7,270
09/30/1998                   7,480                           7,833
10/31/1998                   7,960                           8,154
11/30/1998                   8,370                           8,585
12/31/1998                   8,708                           9,121
01/31/1999                   8,588                           9,239
02/28/1999                   7,917                           8,494
03/31/1999                   7,937                           8,625
04/30/1999                   8,868                           9,397
05/31/1999                   9,278                           9,536
06/30/1999                   9,539                           9,964
07/31/1999                   9,418                           9,689
08/31/1999                   8,968                           9,333
09/30/1999                   8,788                           9,333
10/31/1999                   8,378                           9,372
11/30/1999                   8,538                           9,943
12/31/1999                   8,877                          11,068
01/31/2000                   8,606                          10,889
02/29/2000                   8,646                          12,688
03/31/2000                   9,349                          11,853
04/30/2000                   9,379                          11,140
05/31/2000                   9,288                          10,489
06/30/2000                   9,339                          11,406
07/31/2000                   9,399                          11,049
08/31/2000                   9,891                          11,888
09/30/2000                   9,770                          11,536
10/31/2000                   9,901                          11,022
11/30/2000                   9,499                           9,890
12/31/2000                  10,350                          10,745
01/31/2001                  10,632                          11,305
02/28/2001                  10,410                          10,563
03/31/2001                  10,008                          10,047
04/30/2001                  10,511                          10,833
05/31/2001                  11,105                          11,098
06/30/2001                  11,367                          11,477
07/31/2001                  11,266                          10,871
08/31/2001                  11,316                          10,520
09/30/2001                  10,199                           9,103
10/31/2001                  10,662                           9,636
11/30/2001                  11,397                          10,383
12/31/2001                  12,145                          11,077
1/31/2002                   12,209                          10,910
2/28/2002                   12,156                          10,612
3/31/2002                   13,072                          11,465
4/30/2002                   13,125                          11,570
5/31/2002                   12,507                          11,056
6/30/2002                   11,868                          10,507
7/31/2002                   10,153                           8,920
8/31/2002                   10,494                           8,897
9/30/2002                    9,620                           8,258
10/31/2002                  10,121                           8,522
11/30/2002                  10,664                           9,283
12/31/2002                  10,054                           8,767


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -17.22%
Since inception                       0.11%

(Inception date March 2, 1998).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
[MELLON(R) LOGO]        Mellon Capital Management Corp.
                        Team Management

OBJECTIVE:

Mellon Capital Management/JNL Bond Index Fund seeks as its investment objective a moderate rate of income by investing in domestic fixed income investments, matching the performance of the Lehman Brothers Aggregate Index.

MONEY MANAGER COMMENTARY:

U.S. bond markets had their best performance since 2000, as the Lehman Brothers Aggregate Index returned 10.26%. The highest-quality bonds with the longest maturities fared best in 2002, as interest rates came down to historic lows in the third quarter and the price of U.S. Treasury bonds soared. Municipal bonds delivered attractive returns, followed by mortgage and high-quality corporate bonds. High-yield bonds generally lost ground as the bankruptcy rate remained high, especially in the troubled telecommunications and utilities industries. However, the yield on the 10-year U.S. Treasury bond rose above 4% in the final quarter of the year. Investment-grade bonds lost ground and the high-yield sector came back to life.

With a strong performance in the first two months of the year, the bond market managed to produce a small gain. The first quarter shift in the Federal Reserve Board's outlook and the unwinding of a flight to quality caused by the Enron debacle and other accounting-related concerns, was overshadowed in March by strong economic numbers and the Federal Open Market Committee's decision to leave the federal funds rate unchanged.

The second quarter troubles in the equity market sent investors out of equities and into fixed income. The Lehman Aggregate Index returned 3.7% for the quarter, while the Lehman Gov/Credit Index gained 3.8%. The yield curve steepened as the spread between the 2-year note and the 30-year bond is now 269 basis points, up 27 basis points from December of 2001, and the highest spread since May of 1993.

The third quarter troubles in the equity market continued to send investors out of equities and into fixed income securities. The Lehman Brothers Aggregate Index returned 4.6% for the quarter, while the Lehman Brothers Government/Credit Index gained 5.7%. A flight to quality also occurred, as the prospect of war with Iraq propelled investors toward Treasuries. The yield curve steepened by 28 basis points, with the spread between the 2-year note and the 30-year bond now at 297 basis points, the highest spread since May of 1993.

U.S. fixed income markets had positive performance in the fourth quarter, but fell behind the pace of previous quarters in 2002. Anticipating higher returns in stocks, investors shifted out of bonds and into equities. The Federal Open Market Committee found no clear signs of an acceleration in the economy, and decided not to make any changes to interest rates.

                MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND

                                    [GRAPH]

                Mellon Capital Management/      Lehman Brothers
Date            JNL Bond Index Fund             Aggregate Index
------------------------------------------------------------------
1/15/2002               10,000                          10,000
1/31/2002                9,940                          10,080
2/28/2002               10,040                          10,178
3/31/2002                9,860                          10,009
4/30/2002               10,030                          10,203
5/31/2002               10,130                          10,290
6/30/2002               10,230                          10,379
7/31/2002               10,390                          10,505
8/31/2002               10,550                          10,682
9/30/2002               10,720                          10,855
10/31/2002              10,670                          10,805
11/30/2002              10,640                          10,802
12/31/2002              10,855                          11,026

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                       8.55%

(Inception date January 15, 2002).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
[MELLON(R) LOGO]        Mellon Capital Management Corp.
                        Team Management

OBJECTIVE:

Mellon Capital Management/JNL International Index Fund seeks as its investment objective long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the MSCI E.A.FE. Index.

MONEY MANAGER COMMENTARY:

Similar to the U.S. stock market, international stock markets had a very difficult year. European markets were the worst performers. The local indices in France and Germany fell 33.8% and 43.9%, respectively. The year started benignly enough, as developed international markets were relatively flat during the first quarter. In the second quarter, developed international equity markets, as measured by the MSCI E.A.FE. Index, fell 2.12% in U.S. dollar terms. In local currency terms, European markets were hammered, led down by the telecom stocks. France Telecom and Deutsche Telecom, companies that once looked to take over in mobile phone technology, each fell over 40% for the quarter. London's FTSE 100 lost 11.7% for the quarter in local terms, while Paris' CAC 40 index fell 17% and Frankfurt's Xetra Dax tumbled 19%. In Japan, officials reported that gross domestic product grew 1.4% in the first quarter over the previous year, marking the first time in a year that the economy expanded. The economic outlook did not translate into gains for the stock market, as the Nikkei fell 2.9% in local terms. The weakness of the dollar, however, was very helpful to international investors. The dollar's 8% decline helped, particularly in Japan, which gained 7.8% in dollar terms.

International stock markets fell under tremendous selling pressure in the third quarter on a wave of negative news. Signs of global economic weakness, the prospect of U.S. military action in Iraq, and negative earnings warnings from even the most reliable blue chip companies brought market averages to historically low levels. Developed international markets ended the quarter down 19.7% in U.S. dollar terms, as measured by the MSCI E.A.FE. Index. Concern over the capital adequacy of several European financial companies led most European bourses lower. Germany's persistent economic woes led to a 36.6% loss. Stocks in the UK closed at their lowest levelsin six years, while investors in Japan are still awaiting the government's resolution for the banking sector, which is saddled with non-performing loans.

International stock markets finished the year with gains for the fourth quarter. The MSCI E.A.FE. Index rose 6.45%, helped by a strong euro. Equities gained in Europe despite the slow recovery of most of the economies. The UK was one exception to the general European malaise, having posted its 10th successive year of economic growth for the first time since World War II. Spain and France were large gainers within the E.A.FE. Japan's Nikkei 225 index fell to its lowest level in 19 years, renewing fears about the banking system.

       MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND

                                    [GRAPH]

                Mellon Capital Management/
Date            JNL International Index Fund    MSCI E.A.F.E. Index
------------------------------------------------------------------
1/15/2002               10,000                          10,000
1/31/2002                9,790                           9,778
2/28/2002                9,860                           9,834
3/31/2002               10,440                          10,337
4/30/2002               10,450                          10,335
5/31/2002               10,600                          10,431
6/30/2002               10,170                           9,999
7/31/2002                9,170                           9,005
8/31/2002                9,130                           8,962
9/30/2002                8,140                           7,987
10/31/2002               8,580                           8,411
11/30/2002               8,960                           8,783
12/31/2002               8,640                           8,483

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                      -13.60%

(Inception date January 15, 2002).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
[MELLON(R) LOGO]        Mellon Capital Management Corp.
                        Team Management

OBJECTIVE:

Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund seeks as its investment objective long-term capital growth by investing in equity securities of medium capitalization weighted domestic corporations and matching the performance of the S&P 400 Index.

MONEY MANAGER COMMENTARY:

For the third consecutive year, all major stock market indexes reported negative returns. The U.S. stock market suffered its worst downturn since 1974, as measured by the S&P 500 Index. 2002 was the third straight annual loss for stocks. The last time the 30-share Dow Industrials and the Standard & Poor's index of 500 stocks fell for three consecutive years was the period between 1939 and 1941. It was the first time for the Nasdaq, which was not formed until 1971. Investors sought refuge in less volatile assets as disappointing earnings reports outnumbered surprises among high-profile companies, a steady stream of headlines exposed corporate accounting and management improprieties, and new charges challenged the integrity of Wall Street research.

Mid Cap stocks performed well relative to other capitalization sectors, as the S&P 400(R) Index fell (-14.51%). The Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund return for 2002 was (-13.94%). This performance is from the fund's inception date, January 15, 2002, through year-end December 31, 2002. The comparable S&P 400 Index return, beginning January 15, 2002, was (-13.75%). Fund performance tracked the index very tightly, underperforming for the period by approximately (0.19%).

We break the S&P 400 Mid Cap Index into fifteen economic sectors. For the year, thirteen of the fifteen sectors had negative returns. The largest declines occurred in the technology (-39.62%), business equipment and services (-21.28%) and the healthcare sectors (-20.98%). Energy (7.86%) and consumer non-durables (6.16%) sectors had positive returns. The technology sector by itself contributed (-6.52% ) to the period index return. The top five positive contributors to return were: Ross Stores Inc., XTO Energy Corp., Varian Med Systems Inc., Petsmart Inc. and Greenpoint Financial Corp. The largest five contributors to negative return were IDEC Pharmaceuticals Corp., Millennium Pharmaceuticals, Aquila Inc., Sepracor Inc. and Americredit Corp.

       MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND

                                    [GRAPH]

                Mellon Capital Management/
Date            JNL S&P 400 Mid Cap Index Fund    S&P 400 Index
------------------------------------------------------------------
1/15/2002               10,000                          10,000
1/31/2002               10,080                          10,032
2/28/2002               10,090                          10,044
3/31/2002               10,800                          10,762
4/30/2002               10,740                          10,712
5/31/2002               10,560                          10,531
6/30/2002                9,780                           9,760
7/31/2002                8,830                           8,815
8/31/2002                8,870                           8,859
9/30/2002                8,150                           8,146
10/31/2002               8,500                           8,498
11/30/2002               8,980                           8,990
12/31/2002               8,606                           8,625

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                      -13.94%

(Inception date January 15, 2002).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
[MELLON(R) LOGO]        Mellon Capital Management Corp.
                        Team Management

OBJECTIVE:

Mellon Capital Management/JNL S&P 500 Index Fund seeks as its investment objective long-term capital growth by matching the performance of the S&P 500 Index.

MONEY MANAGER COMMENTARY:

For the third consecutive year, all major stock market indexes reported negative returns. The U.S. stock market suffered its worst downturn since 1974, as measured by the S&P 500 Index. 2002 was the third straight annual loss for stocks. The last time the 30-share Dow industrials and the Standard & Poor's index of 500 stocks fell for three consecutive years was the period between 1939 and 1941. It was the first time for the Nasdaq, which was not formed until 1971. Investors sought refuge in less volatile assets as disappointing earnings reports outnumbered surprises among high-profile companies, a steady stream of headlines exposed corporate accounting and management improprieties, and new charges challenged the integrity of Wall Street research.

As the first quarter of 2002 began, there was much debate about how the U.S. economy would emerge from the poor environment of the fourth quarter. Equity markets began the year in a slump as the Enron scandal, and the accounting concerns it raised, left investors jittery. Surprisingly strong economic reports in late February coupled with Alan Greenspan's comments in early March that "recent evidence increasingly suggests that an economic expansion is already well under way" convinced market participants that the economic growth was starting to accelerate rapidly. In March, equities rebounded as the positive economic indicators and strong consumer spending convinced investors to wade back into the market. Major broad market indices finished the first quarter with gains.

U.S. equity markets suffered through the second quarter of 2002. Despite a growing economy driven by an upswing in business inventory and resilient consumer spending, weak corporate profits and threats of terrorism cast a pall over the equity market. Accounting scams such as Worldcom's overstatement of $3.8 billion in earnings, and Xerox's restatement of $1.4 billion in revenues razed investor confidence and drove equity indices into the red. The Russell 3000 Index suffered one of its worst quarterly losses ever during the second quarter, falling 13.1%. The Nasdaq's drop of 20.7% in the second quarter was its worst second-quarter performance since the index was created in 1971, and its seventh-worst performance for any quarter. The six-month drop of 29.5% in the first half of the year is the Nasdaq's worst start ever.

Stocks continued to tumble in the third quarter. Stocks fell in July, recovered to post a slight gain in August, and then tumbled again in September. The weakness in stocks was brought on by uncertainty, an emotion that brings out the worst in equity investors. The two largest uncertainties were a deteriorating outlook for corporate profits, as well as the increased likelihood of a military action in Iraq. As the third quarter approached its conclusion, corporations across most sectors began to warn of disappointing results for the period, and the continued wave of announcements weighed heavily on stocks. The S&P 500 fell 17.3% this quarter, the worst performance since the fourth quarter of 1987, which included the October stock market crash. The quarter's return for the S&P 500 was the thirteenth worst quarter since the inception of the index, and the sixth worst since World War II.

Stocks gained in the fourth quarter as investors expressed optimism that the worst was behind them, and waded into the market to buy issues that were hit hardest. Stocks finished the year by falling in December due to weaker than expected figures in holiday-related consumer spending as well as possible war with Iraq and its effect on oil prices.

       MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND

                                    [GRAPH]

                Mellon Capital Management/
Date            JNL S&P 500 Index Fund          S&P 500 Index
------------------------------------------------------------------
1/15/2002               10,000                  10,000
1/31/2002                9,920                   9,865
2/28/2002                9,720                   9,675
3/31/2002               10,080                  10,039
4/30/2002                9,460                   9,430
5/31/2002                9,380                   9,361
6/30/2002                8,710                   8,694
7/31/2002                8,040                   8,016
8/31/2002                8,090                   8,069
9/30/2002                7,210                   7,192
10/31/2002               7,830                   7,825
11/30/2002               8,280                   8,285
12/31/2002               7,790                   7,794

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                      -22.10%

(Inception date January 15, 2002).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
[MELLON(R) LOGO]        Mellon Capital Management Corp.
                        Team Management

OBJECTIVE:

Mellon Capital Management/JNL Small Cap Index Fund seeks as its investment objective long-term capital growth by investing in equity securities of small to mid-size domestic companies matching the performance of the Russell 2000 Index.

MONEY MANAGER COMMENTARY:

For the third consecutive year, all major stock market indexes reported negative returns. The U.S. stock market suffered its worst downturn since 1974, as measured by the S&P 500 Index. 2002 was the third straight annual loss for stocks. The last time the 30-share Dow industrials and the Standard & Poor's index of 500 stocks fell for three consecutive years was the period between 1939 and 1941. It was the first time for the Nasdaq, which was not formed until 1971. Investors sought refuge in less volatile assets as disappointing earnings reports outnumbered surprises among high-profile companies, a steady stream of headlines exposed corporate accounting and management improprieties, and new charges challenged the integrity of Wall Street research. The small Cap sector, as measured by the Russell 2000 Index, fell (-20.50%) in 2002. The Mellon Capital Management/JNL Small Cap Index Fund returned (-19.79%) for 2002. This performance is from the fund's inception date, January 15, 2002, through year-end December 31, 2002. The comparable Russell 2000 Index return, beginning January 15, 2002, was (-19.93%). Fund performance outperformed for the period by approximately (0.14%). Of this outperformance, (0.27%) came during the Russell Rebalance in June.

We break the Russell 2000 Index into fifteen economic sectors. For the year, twelve of the fifteen sectors had negative returns. The largest declines occurred in the Technology (-43.71%), Healthcare (-38.51%) and the Business Equipment (-30.90%) sectors. The Multi-Industry (11.17%), Shelter (3.15%), and Financial Services (2.01%) sectors had positive returns. The technology sector by itself contributed (-3.31%) to the period index return. The top five positive contributors to return were: Ball Corp., NVR Inc., Petsmart Inc., Owens-Illinios Inc., Crown Cork & Seal Co. Inc. The largest five contributors to negative return were Liberate Technologies, Triquint Semiconductor, Incyte Genomics, Airgate PCS, & Adaptec Inc.

       MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND

                                    [GRAPH]

                Mellon Capital Management/
Date            JNL Small Cap Index Fund       Russell 2000 Index
------------------------------------------------------------------
1/15/2002               10,000                          10,000
1/31/2002               10,010                           9,965
2/28/2002                9,740                           9,692
3/31/2002               10,520                          10,472
4/30/2002               10,630                          10,567
5/31/2002               10,150                          10,098
6/30/2002                9,670                           9,596
7/31/2002                8,220                           8,147
8/31/2002                8,190                           8,126
9/30/2002                7,600                           7,542
10/31/2002               7,830                           7,784
11/30/2002               8,500                           8,479
12/31/2002               8,021                           8,007

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                      -19.79%

(Inception date January 15, 2002).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                OPPENHEIMER/JNL GLOBAL GROWTH FUND
[OPPENHEIMER FUNDS(R) LOGO]     Oppenheimer Funds, Inc.
                                William L. Wilby

OBJECTIVE:

Oppenheimer/JNL Global Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:

The Portfolio's negative performance for the one-year period ended December 31, 2002 reflected the acute negativity that characterized global markets over the past two and a half years. During times like these, some might be tempted to discard their investment discipline and take a more shortsighted view. However, as long-term investors, we remain committed to our investment process and are confident we hold solid companies with above-average earnings potential. We are optimistic that we may have hit the bottom and may be on course for an eventual recovery in the coming year.

A host of economic, business and political issues exerted significant influence on global markets during the period. In the United States, post-September 11th optimism soon turned to pessimism as investors recoiled in the face of a sluggish economic recovery, accounting and corporate governance scandals, earnings disappointments and the mounting possibility of war with Iraq.

Europe fared no better. While mirroring the slumping fortunes of the United States, Europe's woes were exacerbated by severe summer floods, as well as limitations on individual European Union governments to inject fiscal stimulus into their sagging economies. The same held true in Japan, which experienced setbacks to government-advocated financial reforms, although late-period reports of new measures to offset deflation and stabilize the country's banking system gave reason for hope.

Meanwhile, some of the better-performing markets during the period were those of Southeast Asia, whose strong exports, rising consumer credit and increased domestic demand proved advantageous. Brazil, which struggled with high debt levels and concerns over the outcome of its October presidential election, appears to have found some resolution. President Lula has managed to ease and minimize investor concerns regarding a possible default on their debt and a renewed run on their currency.

It is important to point out that we invest in companies, not countries or regions. Although we are cognizant of external events within a given market, our focus is not on the events themselves, but rather their impact on the business prospects of existing and prospective holdings.

As mentioned earlier, we remain committed to our investment process, which focuses on identifying individual companies anywhere in the world that, in our view, are poised to capitalize on one or more growth trends. Over the years, we have pinpointed four broad trends-mass affluence, new technologies, restructuring and aging populations-which we believe may drive stock market performance for years to come. Although changing market cycles may at times alter the character of the portfolio, these sweeping global themes have and should continue to provide the framework for our investment decisions.

In light of recent market conditions, which offer little in the way of near-term guidance, we maintained our "barbell strategy." This approach combines aggressive positions, such as technology stocks, with more defensive holdings, such as consumer product companies. Even though some of our aggressive holdings hurt the Portfolio's performance during the last twelve months, we consider this positioning to be sound, given the range of possibilities regarding the scope and sustainability of an eventual economic recovery.

We describe our investment style as "contrarian growth." By looking closely at a company's profit margins, revenue streams and management strength, while at the same time focusing on bad news that can temporarily depress a stock's value, we have continued to uncover what we believe to be good companies in good businesses at good prices the world over.

 Although close attention must be paid to the risks posed by individual companies, it is important to remember that investing in foreign securities involves additional risks, such as currency fluctuations, different accounting standards and higher expenses.

In our view, all of the key indicators, which drive stock prices-earnings, liquidity, and valuations-are now positive. Global earnings have slowly started to turn. Liquidity remains positive as interest rates continue to decline. Finally, we believe valuations, especially outside of the U.S., are now at attractive levels relative to bonds.

                      OPPENHEIMER/JNL GLOBAL GROWTH FUND

                                    [GRAPH]

   Date            Oppenheimer/JNL Global Growth Fund       MSCI World Index
--------------------------------------------------------------------------------

05/01/01                       10,000                           10,000
05/31/01                        9,820                            9,722
06/30/01                        9,670                            9,407
07/31/01                        9,480                            9,276
08/31/01                        9,160                            8,817
09/30/01                        8,010                            8,030
10/31/01                        8,390                            8,179
11/30/01                        9,080                            8,654
12/31/01                        9,270                            8,702
1/31/2002                       8,990                            8,448
2/28/2002                       8,890                            8,364
3/31/2002                       9,400                            8,719
4/30/2002                       9,170                            8,396
5/31/2002                       9,120                            8,393
6/30/2002                       8,550                            7,872
7/31/2002                       7,600                            7,202
8/31/2002                       7,690                            7,202
9/30/2002                       6,970                            6,401
10/31/2002                      7,260                            6,867
11/30/2002                      7,660                            7,227
12/31/2002                      7,200                            6,870

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------
1 year                          -22.33%
Since inception                 -17.85%

(Inception date May 1, 2001).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                OPPENHEIMER/JNL GROWTH FUND
[OPPENHEIMER FUNDS(R) LOGO]     Oppenheimer Funds, Inc.
                                Bruce Bartlett

OBJECTIVE:

Oppenheimer/JNL Growth Fund seeks as its investment objective capital appreciation.

MONEY MANAGER COMMENTARY:

Markets were battered throughout 2002 by conflicting economic and political forces, and it resulted in a difficult and down fiscal year for the Portfolio. On the positive side, the U.S. economy showed signs of emerging from recession, and interest rates remained low. On the negative side, the economic recovery proceeded more slowly than many analysts had forecast, driving down prices of many growth-oriented stocks. Stock prices also suffered due to unease over the global political situation, particularly with regard to the uncertainties surrounding the war on terrorism. In addition, accounting irregularities contributed to the highly publicized bankruptcies of several prominent corporations, creating uncertainty with respect to corporate governance and the accuracy of financial statements.

Our disciplined investment process and diligent analysis of underlying company fundamentals generally enabled us to avoid most of the losses directly associated with accounting scandals and bankruptcies. While, we could not completely sidestep the difficult climate for growth stocks that prevailed during the period while remaining true to our growth-oriented investment strategy, our reading of the economic environment did lead us to shift the Portfolio's emphasis toward companies we believed could maintain reliable and sustainable revenue growth during an economic slowdown. Accordingly, we de-emphasized the areas of technology and telecommunications that suffered the greatest losses. By emphasizing the quality of a company's revenues rather than the absolute magnitude of its growth, we reduced the Portfolio's level of risk and volatility.

Health care proved to be the Portfolio's single largest area of investment. Within health care, we invested in a broad range of companies that had exhibited consistent earnings and revenue growth, strong unit volume demand and good visibility. These included healthcare services organizations, diversified healthcare product companies and manufacturers of specialty surgical and medical devices. We tended to avoid investments in major pharmaceutical companies, which were burdened by weak new product pipelines and expiring patents on many of the most profitable drugs in their existing product lineups. In general, our health care holdings contributed positively to the Portfolio's performance.

We identified several carefully selected investment opportunities in the retail sector among growing companies that are benefiting from relatively high levels of consumer spending.

As interest rates fell to their lowest levels in recent years, we also found several investment opportunities in the financial sector among companies we believed were well positioned to benefit from leveling interest rates. Of course, not every area of investment helped the Portfolio's performance. We were hurt by declines among capital goods companies, an area particularly hard hit by the recession during the first half of the period. Returns also suffered due to a seasonal downturn in the cable industry, as well as a variety of company-specific problems with holdings in other sectors.

While the market's recent uncertainties are not yet behind us, we see good prospects for moderate economic growth with low levels of inflation in the foreseeable future. Accordingly, we continued to position the Portfolio to weather the current slow-growth climate while remaining poised to take advantage of a return to faster growth. We currently are emphasizing investments in companies that we believe exhibit true internal growth, by which we mean sustainable growth generated primarily by expanding sales rather than by acquisitions, accounting gimmicks or cost reductions. We believe that true internal growth is the surest path to increasing profits and rising stock prices.

                         OPPENHEIMER/JNL GROWTH FUND

                                    [GRAPH]

  Date            Oppenheimer/JNL Growth Fund     S&P 500 Index
---------------------------------------------------------------------

05/01/01                      10,000                    10,000
05/31/01                       9,910                     9,931
06/30/01                       9,730                     9,689
07/31/01                       9,560                     9,594
08/31/01                       8,990                     8,993
09/30/01                       8,740                     8,267
10/31/01                       8,820                     8,425
11/30/01                       9,290                     9,071
12/31/01                       9,418                     9,151
1/31/2002                      9,128                     9,022
2/28/2002                      8,828                     8,848
3/31/2002                      9,088                     9,181
4/30/2002                      8,748                     8,625
5/31/2002                      8,578                     8,561
6/30/2002                      8,197                     7,951
7/31/2002                      7,587                     7,331
8/31/2002                      7,597                     7,380
9/30/2002                      7,266                     6,578
10/31/2002                     7,507                     7,156
11/30/2002                     7,327                     7,578
12/31/2002                     7,036                     7,128


AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                          -25.29%
Since inception                 -18.97%
(Inception date May 1, 2001).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        PIMCO/JNL TOTAL RETURN BOND FUND
[PIMCO LOGO]            Pacific Investment Management Company
                        William H. Gross

OBJECTIVE:

PIMCO/JNL Total Return Bond Fund seeks as its investment objective to realize maximum total return, consistent with preservation of capital and prudent investment management through investment in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three to six year time frame based on the sub-adviser's forecast for interest rates.

MONEY MANAGER COMMENTARY:

While 2002 was a difficult period for financial assets, fixed income securities weathered the storm relatively well. The PIMCO/JNL Total Return Bond Fund gained 8.85% even as more volatile asset classes suffered double-digit percentage losses for the year.

Treasuries and top quality assets generally outperformed in 2002. Corporate and lower grade bonds regained some ground on a relative basis in the final quarter. Mortgages outpaced Treasuries on a like-duration basis for the year. Mortgages held up well, even though refinancings remained rapid with mortgage rates near 40-year lows. Corporate bonds outperformed during the fourth quarter as investors began to notice the sectors improving credit fundamentals and became more confident about the macroeconomic environment. Emerging market bonds finished a volatile year with strongly positive returns, more than offsetting weak performance in the prior two quarters.

The global economy, and hence the bond market, are in a transition phase. In the U.S. monetary and fiscal stimulus will reduce deflation risk and sustain moderate growth of about 3 percent over the next year. Inflation will remain mild and interest rates will be range-bound near current levels. Looking out over the next 3 to 5 years, this transition will mean modestly higher inflation of 3-4 percent at cyclical peaks and upward pressure on U.S. rates. It will not, however, usher in a bear market in bonds. While opportunities for price gains will be limited, bonds will still offer relatively attractive yields with less volatility than most asset classes.

                       PIMCO/JNL TOTAL RETURN BOND FUND

                                    [GRAPH]

                        PIMCO/JNL Total                Lehman Brothers
  Date                Return Bond Fund             Aggregate Bond Index
--------------------------------------------------------------------------------

03/02/1998                   10,000                           10,000
03/31/1998                    9,940                            9,918
04/30/1998                    9,970                            9,968
05/31/1998                   10,200                           10,064
06/30/1998                   10,330                           10,148
07/31/1998                   10,290                           10,169
08/31/1998                   10,440                           10,330
09/30/1998                   10,650                           10,577
10/31/1998                   10,540                           10,578
11/30/1998                   10,510                           10,581
12/31/1998                   10,570                           10,613
01/31/1999                   10,695                           10,689
02/28/1999                   10,466                           10,502
03/31/1999                   10,601                           10,560
04/30/1999                   10,559                           10,594
05/31/1999                   10,476                           10,501
06/30/1999                   10,434                           10,468
07/31/1999                   10,414                           10,423
08/31/1999                   10,434                           10,418
09/30/1999                   10,538                           10,539
10/31/1999                   10,570                           10,578
11/30/1999                   10,591                           10,577
12/31/1999                   10,542                           10,526
01/31/2000                   10,509                           10,491
02/29/2000                   10,630                           10,618
03/31/2000                   10,794                           10,758
04/30/2000                   10,739                           10,727
05/31/2000                   10,750                           10,721
06/30/2000                   10,947                           10,944
07/31/2000                   11,034                           11,044
08/31/2000                   11,209                           11,204
09/30/2000                   11,264                           11,275
10/31/2000                   11,362                           11,349
11/30/2000                   11,581                           11,535
12/31/2000                   11,781                           11,750
01/31/2001                   11,953                           11,750
02/28/2001                   12,067                           11,750
03/31/2001                   12,147                           12,106
04/30/2001                   12,044                           12,106
05/31/2001                   12,079                           12,106
06/30/2001                   12,124                           12,174
07/31/2001                   12,502                           12,174
08/31/2001                   12,651                           12,174
09/30/2001                   12,868                           12,735
10/31/2001                   13,143                           12,735
11/30/2001                   12,960                           12,735
12/31/2001                   12,903                           12,741
1/31/2002                    13,072                           12,843
2/28/2002                    13,254                           12,968
3/31/2002                    13,012                           12,752
4/30/2002                    13,254                           13,000
5/31/2002                    13,314                           13,110
6/30/2002                    13,290                           13,224
7/31/2002                    13,339                           13,384
8/31/2002                    13,605                           13,611
9/30/2002                    13,714                           13,831
10/31/2002                   13,714                           13,767
11/30/2002                   13,774                           13,763
12/31/2002                   14,044                           14,048

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                            8.85%
Since inception                   7.27%

(Inception March 2,1998).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[PPM AMERICA LOGO]               PPM AMERICA/JNL BALANCED FUND
                                 PPM America, Inc.
                                 Team Management

OBJECTIVE:

PPM America/JNL Balanced Fund seeks as its investment objective reasonable income, long-term capital growth and preservation of capital. It is intended that this Fund will invest in common stocks and fixed income securities which appear to have some potential for capital enhancement.

MONEY MANAGER COMMENTARY:

The S&P 500 Index increased 8.44% in the fourth quarter but declined -22.10% for the year 2002. This is the third consecutive year that the Index has had disappointing results having declined -11.88% in 2001 and -9.11% in 2000. The last time the market declined 3 years in a row was 1939-1941. Every sector in the S&P 500 declined in 2002 with information technology, telecom services, utilities, industrials and consumer discretionary sectors all declining in excess of 23%. Overall, fixed income returns were positive for the quarter, with the Lehman Brothers Aggregate Index returning +1.57%, as coupon returns overcame the volatility in Treasury yields and sector spreads. The big exception was the Credit Index, returning +3.08%, as there was a renewed interest in holding corporate bonds over less risky sectors. The Federal Reserve cut the Fed Funds rate by 50 basis points, to 1.25%, citing continued sluggishness in the economy and an expectation that GDP growth would be lower than previously expected. For the full year, fixed income returns were driven by the dramatic fall in the level of interest rates resulting in a return of +10.26% for the Aggregate Index.

The U.S. equity market is no longer extremely overvalued. After 3 years of declining stock prices the market has returned to a more normal valuation level. As we enter 2003, the market is faced with a potential war with Iraq and over 50% higher energy prices than a year ago. PPM America uses a value-oriented strategy in managing the Fund. This value strategy has successfully outperformed the market over the past 3 years as the equity market has declined from significant overvaluation. The low absolute level of interest rates that drove the fixed income market to its third year of positive performance suggests that the overall investment grade bond market may be expensive. As a result, the allocation between equity and fixed income securities will continue to be monitored and the equity exposure will be increased as appropriate.

The stock selection philosophy that guides the management of the equity component of the Fund is relative-valuation based. Therefore, despite the markets returning to a more normal valuation level, PPM America will continue to identify relatively attractively priced sectors and securities. The equity portion of the Fund's assets have a lower-than-market price/earnings ratio (compared to the S&P 500 Index) and a higher-than-market dividend yield. The equity market is overweight in stocks of apparel, telecommunications, utilities, banks, autos, housing and transportation. It is significantly underweight in stocks of healthcare and technology companies. The security selection and sector weighting process that guide the fixed income portion of the Fund are also relative value based. Weightings are selected based on attractive pricing and potential for out-performance versus the benchmark. The fixed income allocation's overall level of interest rate risk is generally constructed to be close to the benchmark duration. The fixed income portion of the Fund is overweight in Treasuries and cash. There is a small overweight to the CMBS sector. The Fund is underweight ABS, Agencies, Credit (corporate bonds), and MBS. Going forward, the Fund will focus on sectors with attractive valuations and finding securities with potential for relative out-performance.

                         PPM AMERICA/JNL BALANCED FUND

                                    [GRAPH]

                   PPM America/                              Lehman Brothers
   Date        JNL Balanced Fund      S&P 500 Index      Aggregate Bond Index
--------------------------------------------------------------------------------

05/15/1995           10,000              10,000              10,000
05/31/1995           10,070              10,130              10,070
06/30/1995           10,210              10,356              10,210
07/31/1995           10,460              10,694              10,245
08/31/1995           10,660              10,726              10,368
09/30/1995           10,840              11,179              10,469
10/31/1995           10,890              11,139              10,605
11/30/1995           11,270              11,627              10,764
12/31/1995           11,545              11,851              10,915
01/31/1996           11,712              12,254              10,988
02/29/1996           11,712              12,368              10,797
03/31/1996           11,660              12,487              10,722
04/30/1996           11,649              12,671              10,662
05/31/1996           11,879              12,996              10,588
06/30/1996           11,983              13,046              10,404
07/31/1996           11,555              12,469              10,472
08/31/1996           11,733              12,732              10,619
09/30/1996           12,265              13,448              10,778
10/31/1996           12,589              13,819              11,017
11/30/1996           13,090              14,862              11,206
12/31/1996           12,792              14,568              11,102
01/31/1997           13,340              15,477              11,105
02/28/1997           13,200              15,598              11,133
03/31/1997           12,739              14,958              11,010
04/30/1997           13,125              15,850              11,175
05/31/1997           13,640              16,813              11,281
06/30/1997           13,984              17,567              11,415
07/31/1997           14,638              18,963              11,723
08/31/1997           14,370              17,901              11,624
09/30/1997           14,810              18,882              11,796
10/31/1997           14,574              18,252              11,967
11/30/1997           14,939              19,097              12,022
12/31/1997           15,150              19,424              12,143
01/31/1998           15,127              19,639              12,362
02/28/1998           15,869              21,056              12,435
03/31/1998           16,391              22,134              12,333
04/30/1998           16,414              22,418              12,397
05/31/1998           16,414              21,996              12,515
06/30/1998           16,345              22,863              12,619
07/31/1998           16,113              22,620              12,645
08/31/1998           14,988              19,353              12,845
09/30/1998           15,440              20,593              13,152
10/31/1998           16,101              22,266              13,153
11/30/1998           16,658              23,615              13,157
12/31/1998           16,674              24,975              13,197
01/31/1999           16,736              26,019              13,291
02/28/1999           16,476              25,211              13,059
03/31/1999           16,563              26,220              13,132
04/30/1999           17,515              27,235              13,173
05/31/1999           17,404              26,592              13,058
06/30/1999           17,627              28,068              13,016
07/31/1999           17,256              27,191              12,961
08/31/1999           16,909              27,057              12,954
09/30/1999           16,612              26,315              13,105
10/31/1999           16,736              27,980              13,153
11/30/1999           16,699              28,549              13,152
12/31/1999           16,657              30,231              13,088
01/31/2000           16,049              28,712              13,045
02/29/2000           15,282              28,168              13,203
03/31/2000           16,498              30,924              13,377
04/30/2000           16,472              29,994              13,338
05/31/2000           16,564              29,378              13,332
06/30/2000           16,115              30,102              13,609
07/31/2000           16,102              29,632              13,733
08/31/2000           16,802              31,472              13,932
09/30/2000           16,855              29,811              14,020
10/31/2000           17,397              29,685              14,112
11/30/2000           17,212              27,344              14,344
12/31/2000           18,031              27,478              14,611
01/31/2001           18,827              28,453              14,611
02/28/2001           18,923              25,859              14,611
03/31/2001           18,635              24,221              15,053
04/30/2001           19,212              26,103              15,053
05/31/2001           19,528              26,278              15,053
06/30/2001           19,651              25,638              15,138
07/31/2001           19,953              25,386              15,138
08/31/2001           19,761              23,796              15,138
09/30/2001           18,786              21,875              15,835
10/31/2001           19,088              22,292              15,835
11/30/2001           19,720              24,002              15,835
12/31/2001           19,937              24,402              15,834
1/31/2002            20,264              23,874              15,970
2/28/2002            20,378              23,413              16,125
3/31/2002            20,734              24,294              15,857
4/30/2002            20,649              22,821              16,165
5/31/2002            21,019              22,653              16,302
6/30/2002            20,421              21,039              16,444
7/31/2002            19,410              19,399              16,643
8/31/2002            19,624              19,526              16,924
9/30/2002            18,143              17,404              17,199
10/31/2002           18,997              18,936              17,119
11/30/2002           19,908              20,051              17,114
12/31/2002           19,551              18,862              17,469


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -1.93%
5 year                                5.23%
Since inception                       9.17%

(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by the Phoenix Investment Counsel, Inc.

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

[PPM AMERICA LOGO]              PPM AMERICA/JNL HIGH YIELD BOND FUND
                                PPM America, Inc.
                                Team Management
OBJECTIVE:

PPM America/JNL High Yield Bond Fund seeks as its investment objective a high level of current income; its secondary objective is capital appreciation, by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

MONEY MANAGER COMMENTARY:

The U.S. high yield market rallied sharply during the fourth quarter of 2002, generating total returns that almost erased the losses experienced by the asset class for the full year. Specifically, the Lehman Brothers High Yield Index returned 6.74% for the quarter, resulting in a full year loss for the asset class considerably lower at -1.41%. Nonetheless, U.S. high yield remained the worst performing fixed income asset class for the third straight year, considerably underperforming the 11.79% return of U.S. Treasuries and the 10.52% return of the Lehman U.S. Credit Index.

Despite a sharp rally in distressed sectors during the fourth quarter of 2002, weakness in the communications, utility and insurance sectors overwhelmed relative strength in the capital goods, consumer cyclical, energy and basic industry sectors during the year. A record level of fallen angels, many of which quickly became distressed or defaulted credits, dominated performance of the high yield asset class during the year. Excluding most of these fallen angels, high yield performance was relatively strong.

We believe that high yield default rates have probably peaked. Once we cycle through continued potential near-term defaults or weakness focused on sectors such as utilities and airlines, we expect to see a more sustained recovery for the asset class. Many of the large fallen angels that figured so prominently into 2002 performance have already defaulted, making them less of a factor in the market going forward.

The Fund is currently structured moderately defensively, consisting mainly of large, liquid, cash-paying securities rated in the Ba or B rating categories. Additionally, the Fund's portfolio is maintained approximately duration neutral to its benchmark, the Lehman Brothers High Yield Index. Portfolio holdings rated Ba3 or higher represented 51.6% of assets (excluding cash) at December 31st versus 46.6% for the Lehman Brothers High Yield Index. Conversely, the Fund had a higher percentage of B-rated securities versus the Lehman index, specifically 46.9% versus 39.9% for the index, but much lower Caa-D exposure, at 1.5% for the Fund versus 13.5% for the index. The principal change made to the portfolio during the quarter was a reduction in its defensiveness, in order to enable the Fund to take advantage of rebounding market conditions.

For the year ended December 31, 2002, the 2.05% return of the Fund was 346 basis points better than the -1.41% return of the Lehman Brothers High Yield Index, as well as 399 basis points and 381 basis points better than its Morningstar and Lipper high yield universes, respectively. This out-performance principally reflected the Fund's more defensive sector positioning during the first nine months of the year, when these sectors outperformed in a very weak market environment.

                     PPM AMERICA/JNL HIGH YIELD BOND FUND

                                    [GRAPH]

                      PPM America/JNL               Lehman Brothers
   Date            High Yield Bond Fund            High Yield Index
----------------------------------------------------------------------

05/15/1995               10,000                           10,000
05/31/1995                9,970                           10,140
06/30/1995                9,930                           10,207
07/31/1995               10,120                           10,333
08/31/1995               10,120                           10,365
09/30/1995               10,230                           10,493
10/31/1995               10,360                           10,557
11/30/1995               10,430                           10,650
12/31/1995               10,624                           10,818
01/31/1996               10,793                           11,008
02/29/1996               10,867                           11,017
03/31/1996               10,782                           11,009
04/30/1996               10,772                           11,034
05/31/1996               10,867                           11,100
06/30/1996               10,888                           11,192
07/31/1996               11,004                           11,243
08/31/1996               11,183                           11,365
09/30/1996               11,425                           11,639
10/31/1996               11,552                           11,728
11/30/1996               11,805                           11,959
12/31/1996               11,994                           12,046
01/31/1997               12,129                           12,164
02/28/1997               12,388                           12,365
03/31/1997               12,107                           12,181
04/30/1997               12,264                           12,308
05/31/1997               12,612                           12,572
06/30/1997               12,792                           12,747
07/31/1997               13,174                           13,097
08/31/1997               13,231                           13,067
09/30/1997               13,523                           13,326
10/31/1997               13,467                           13,338
11/30/1997               13,613                           13,350
12/31/1997               13,800                           13,670
01/31/1998               14,064                           13,916
02/28/1998               14,232                           13,998
03/31/1998               14,389                           14,130
04/30/1998               14,425                           14,179
05/31/1998               14,509                           14,196
06/30/1998               14,509                           14,277
07/31/1998               14,653                           14,277
08/31/1998               13,944                           13,567
09/30/1998               13,848                           13,628
10/31/1998               13,499                           13,625
11/30/1998               14,341                           13,622
12/31/1998               14,329                           13,918
01/31/1999               14,408                           14,126
02/28/1999               14,237                           14,042
03/31/1999               14,435                           14,176
04/30/1999               14,685                           14,451
05/31/1999               14,487                           14,256
06/30/1999               14,474                           14,226
07/31/1999               14,514                           14,283
08/31/1999               14,395                           14,125
09/30/1999               14,290                           14,023
10/31/1999               14,264                           13,930
11/30/1999               14,356                           14,095
12/31/1999               14,485                           14,252
01/31/2000               14,414                           14,191
02/29/2000               14,457                           14,218
03/31/2000               14,213                           13,919
04/30/2000               14,242                           13,942
05/31/2000               14,056                           13,798
06/30/2000               14,271                           14,080
07/31/2000               14,256                           14,187
08/31/2000               14,414                           14,283
09/30/2000               14,328                           14,159
10/31/2000               13,899                           13,706
11/30/2000               13,356                           13,163
12/31/2000               13,671                           13,417
01/31/2001               14,514                           13,417
02/28/2001               14,688                           13,417
03/31/2001               14,450                           14,270
04/30/2001               14,339                           14,270
05/31/2001               14,466                           14,270
06/30/2001               14,180                           13,944
07/31/2001               14,402                           13,944
08/31/2001               14,545                           13,944
09/30/2001               13,687                           13,359
10/31/2001               14,100                           13,359
11/30/2001               14,545                           13,359
12/31/2001               14,446                           14,132
1/31/2002                14,446                           14,223
2/28/2002                14,393                           14,024
3/31/2002                14,585                           14,362
4/30/2002                14,724                           14,586
5/31/2002                14,689                           14,510
6/30/2002                14,132                           13,441
7/31/2002                13,836                           12,854
8/31/2002                14,114                           13,220
9/30/2002                14,027                           13,047
10/31/2002               14,114                           12,933
11/30/2002               14,707                           13,734
12/31/2002               14,742                           13,926

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                                2.05%
5 year                                1.33%
Since inception                       5.21%

(Inception date May 15, 1995).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                PPM AMERICA/JNL VALUE FUND
[PPM AMERICA LOGO]              PPM America, Inc.
                                Team Management
OBJECTIVE:

PPM America/JNL Value Fund seeks as its investment objective long term growth of capital

MONEY MANAGER COMMENTARY:

The S&P 500 Index increased 8.4% in the fourth quarter of 2002, capping the third consecutive year that the Index has had disappointing results. The Index declined -22.10% in 2002, -11.90% in 2001 and -9.10% in 2000. The last time the market declined 3 years in a row was 1939-1941. Every sector in the S&P 500 declined in 2002 with information technology, telecom services, utilities, industrials and consumer discretionary sectors all declining in excess of 23%.

Though we enter 2003 faced with a potential war with Iraq and energy prices over 50% higher than a year ago, the U.S. equity market is no longer extremely overvalued. After 3 years of declining stock prices the market has returned to a more normal valuation level.

PPM America uses a value-oriented strategy in managing the Fund, which commenced operations on October 1, 2002. The stock selection philosophy that guides the management of the Fund is based on relative valuation. The Fund's assets have a lower-than-market weighted average price/earnings ratio (as compared to the S&P
500) and a higher-than-market weighted average dividend yield. The Fund is overweight banks, telecom, utilities, autos, retail/apparel, energy, housing and paper/metals. It is significantly underweight technology and healthcare, as well as being underweight media and consumer products. Looking forward, the Fund will continue to focus on sectors with attractive valuations and finding securities with potential for relative out-performance.

                        PPM AMERICA/JNL VALUE FUND

                                [GRAPH]

                    PPM America/JNL         S&P Mid 400 Barra
  Date                 Value Fund             Value Index
-----------------------------------------------------------------------
9/30/2002                    0                  10,000
10/31/2002                   0                  10,407
11/30/2002              10,000                  11,075
12/31/2002               9,581                  10,655


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                       9.70%

(Inception date September 30, 2002).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                PUTMAN/JNL EQUITY FUND
[PUTNAM INVESTMENTS LOGO]       Putnam Investment Management, LLC
                                U.S. Core Equity Team

OBJECTIVE:

Putnam/JNL Equity Fund seeks as its investment objective long-term growth of capital by investing primarily in the common stocks of domestic, large-capitalization companies believed to have the opportunity for capital growth.

MONEY MANAGER COMMENTARY:

The portfolio modestly trailed the benchmark for the year, due primarily to performance in the conglomerate and financial sectors. In 2002, the market was led down by technology, telecommunications, and select companies in utilities.

The financial sector was the portfolio's greatest relative detractor, chiefly by performance in banking where our stock selection was weaker than the benchmark. In conglomerates, despite a positive benefit from underweighting General Electric, the portfolio lost ground by overweighting Tyco, which fell during most of the year from its corporate scandal.
The portfolio's best-performing sector, in relative terms, was consumer cyclicals. General merchandise retailers and media had significant positive impact on relative performance. Technology was also helpful: computers, software, and underweight in semiconductors contributed to significant relative outperformance. The portfolio's position in health care was beneficial, with strong stock selection in U.S. pharmaceuticals. Hospitals provided modest outperformance.

The fourth-quarter equity market rally may prove more durable than those of earlier months. Credit markets are in better shape, with spreads to Treasuries tightening, and economic reports have been more positive of late. Geopolitical concerns and uncertainty about the outlook for profits and spending may temper these positive influences.

The portfolio significantly increased its active weight in healthcare specifically in pharmaceuticals, as well as in communication services companies Nextel and Comcast. Active exposures in basic material chemical companies, financial insurance, and brokerage companies were also reduced. The fund is overweight in health care, consumer cyclicals and financials. Other overweights include consumer staples, basic materials and conglomerates.

                           PUTMAN/JNL EQUITY FUND

                                    [GRAPH]

  Date                Putnam/JNL Equity Fund      S&P 500 Index
--------------------------------------------------------------------


05/15/1995                    10,000                 10,000
05/31/1995                    10,030                 10,130
06/30/1995                    10,540                 10,356
07/31/1995                    11,490                 10,694
08/31/1995                    11,640                 10,726
09/30/1995                    12,080                 11,179
10/31/1995                    11,880                 11,139
11/30/1995                    12,560                 11,627
12/31/1995                    12,734                 11,851
01/31/1996                    13,285                 12,254
02/29/1996                    13,692                 12,368
03/31/1996                    13,769                 12,487
04/30/1996                    14,827                 12,671
05/31/1996                    15,344                 12,996
06/30/1996                    15,356                 13,046
07/31/1996                    14,463                 12,469
08/31/1996                    15,091                 12,732
09/30/1996                    15,521                 13,448
10/31/1996                    15,719                 13,819
11/30/1996                    16,578                 14,862
12/31/1996                    16,148                 14,568
01/31/1997                    17,307                 15,477
02/28/1997                    16,909                 15,598
03/31/1997                    15,887                 14,958
04/30/1997                    16,284                 15,850
05/31/1997                    16,784                 16,813
06/30/1997                    17,614                 17,567
07/31/1997                    19,125                 18,963
08/31/1997                    17,978                 17,901
09/30/1997                    19,057                 18,882
10/31/1997                    18,625                 18,252
11/30/1997                    19,466                 19,097
12/31/1997                    19,682                 19,424
01/31/1998                    19,879                 19,639
02/28/1998                    21,500                 21,056
03/31/1998                    22,891                 22,134
04/30/1998                    22,995                 22,418
05/31/1998                    22,485                 21,996
06/30/1998                    24,142                 22,863
07/31/1998                    23,875                 22,620
08/31/1998                    19,879                 19,353
09/30/1998                    21,246                 20,593
10/31/1998                    22,381                 22,266
11/30/1998                    23,875                 23,615
12/31/1998                    26,556                 24,975
01/31/1999                    27,786                 26,019
02/28/1999                    26,811                 25,211
03/31/1999                    27,960                 26,220
04/30/1999                    28,018                 27,235
05/31/1999                    26,857                 26,592
06/30/1999                    29,051                 28,068
07/31/1999                    28,215                 27,191
08/31/1999                    27,705                 27,057
09/30/1999                    27,589                 26,315
10/31/1999                    29,515                 27,980
11/30/1999                    30,711                 28,549
12/31/1999                    34,365                 30,231
01/31/2000                    32,311                 28,712
02/29/2000                    32,782                 28,168
03/31/2000                    35,464                 30,924
04/30/2000                    33,217                 29,994
05/31/2000                    31,840                 29,378
06/30/2000                    33,531                 30,102
07/31/2000                    33,012                 29,632
08/31/2000                    35,585                 31,472
09/30/2000                    33,084                 29,811
10/31/2000                    31,707                 29,685
11/30/2000                    27,806                 27,344
12/31/2000                    28,231                 27,478
01/31/2001                    27,763                 28,453
02/28/2001                    24,645                 25,859
03/31/2001                    22,526                 24,221
04/30/2001                    24,571                 26,103
05/31/2001                    24,584                 26,278
06/30/2001                    23,918                 25,638
07/31/2001                    23,019                 25,386
08/31/2001                    21,207                 23,796
09/30/2001                    19,236                 21,875
10/31/2001                    19,655                 22,292
11/30/2001                    21,220                 24,002
12/31/2001                    21,170                 24,402
1/31/2002                     20,505                 23,874
2/28/2002                     19,532                 23,413
3/31/2002                     20,382                 24,294
4/30/2002                     19,347                 22,821
5/31/2002                     19,199                 22,653
6/30/2002                     17,843                 21,039
7/31/2002                     16,439                 19,399
8/31/2002                     16,611                 19,526
9/30/2002                     14,935                 17,404
10/31/2002                    16,278                 18,936
11/30/2002                    16,968                 20,051
12/31/2002                    16,069                 18,862


AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                          -24.10%
5 year                           -3.97%
Since inception                   6.41%

(Inception date May 15,1995). Prior to
May 1,1997, the Fund was managed by
Phoenix Investment Counsel, Inc.

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                PUTNAM/JNL INTERNATIONAL EQUITY FUND
[PUTNAM INVESTMENT LOGO]        Putnam Investment Management, LLC
                                Core International Equity Team

OBJECTIVE:

Putnam/JNL International Equity Fund seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

MONEY MANAGER COMMENTARY:

The Putnam/JNL International Equity Fund portfolio returned -20.58% for the year, underperforming the MSCI E.A.FE. Index, which returned -15.9%.

For most of the 2002, slowing global economic growth, geopolitical tension, and tepid corporate earnings news resulted in heavy losses for world equity markets. Falling currencies in Mexico and Brazil hurt portfolio results, especially an overweight to the Brazilian real. Our underweight to Japan was a liability mid-year as their equity market rallied. Excellent stock selection among Japanese equities, however, generated much of the portfolio's fourth quarter outperformance. The greatest contribution to relative performance was due to strong emerging markets stock selection, particularly in South Korea. Our quantitative models show the world's equity markets are approaching fair value. Though painful, the market downturn of the past three years allowed us to buy numerous stocks previously too expensive; we believe this will be favorable over the longer term.

Without strong valuation signals, our top-down strategists are not recommending significant exposures along geographic, market capitalization, or style dimensions, other than continuing to underweight Japan.

Much of our current attention on country and sector weights stems from focusing on risk control and maintaining adequate exposure relative to the benchmark. We have muted enthusiasm for larger developed markets underweighting Japan, the U.K., and Europe, offsetting these positions with emerging markets. Our largest exposures are South Korea, Mexico, and Brazil. Despite recent difficulties in the Korean peninsula, we find South Korea attractive and view the period as a buying opportunity.

                     PUTNAM/JNL INTERNATIONAL EQUITY FUND

                                    [GRAPH]

   Date       Putnam/JNL International Equity Fund        MSCI E.A.F.E. Index
--------------------------------------------------------------------------------

05/15/1995                  10,000                          10,000
05/31/1995                   9,990                          10,046
06/30/1995                   9,950                          10,026
07/31/1995                  10,530                          10,511
08/31/1995                  10,250                          10,260
09/30/1995                  10,430                          10,543
10/31/1995                  10,240                          10,360
11/30/1995                  10,360                          10,703
12/31/1995                  10,720                          10,999
01/31/1996                  10,970                          11,182
02/29/1996                  11,050                          11,233
03/31/1996                  11,250                          11,402
04/30/1996                  11,570                          11,588
05/31/1996                  11,500                          11,581
06/30/1996                  11,630                          11,623
07/31/1996                  11,280                          11,194
08/31/1996                  11,440                          11,305
09/30/1996                  11,710                          11,730
10/31/1996                  11,640                          11,794
11/30/1996                  12,220                          12,437
12/31/1996                  12,211                          12,221
01/31/1997                  12,069                          12,370
02/28/1997                  12,221                          12,515
03/31/1997                  12,191                          12,269
04/30/1997                  12,312                          12,672
05/31/1997                  13,070                          13,457
06/30/1997                  13,626                          14,130
07/31/1997                  14,010                          14,783
08/31/1997                  12,706                          13,796
09/30/1997                  13,565                          14,548
10/31/1997                  12,514                          13,785
11/30/1997                  12,474                          14,031
12/31/1997                  12,534                          14,204
01/31/1998                  12,960                          14,582
02/28/1998                  13,737                          15,549
03/31/1998                  14,214                          16,336
04/30/1998                  14,328                          16,476
05/31/1998                  14,235                          16,250
06/30/1998                  14,224                          16,464
07/31/1998                  14,432                          16,419
08/31/1998                  12,597                          14,210
09/30/1998                  12,306                          14,444
10/31/1998                  13,436                          15,730
11/30/1998                  13,893                          16,646
12/31/1998                  14,343                          17,440
01/31/1999                  14,185                          17,802
02/28/1999                  13,911                          17,309
03/31/1999                  14,501                          18,010
04/30/1999                  15,049                          18,700
05/31/1999                  14,354                          17,997
06/30/1999                  14,870                          18,817
07/31/1999                  15,123                          18,740
08/31/1999                  15,312                          18,686
09/30/1999                  15,375                          18,485
10/31/1999                  15,849                          19,426
11/30/1999                  16,881                          19,953
12/31/1999                  18,949                          21,549
01/31/2000                  17,843                          20,295
02/29/2000                  18,779                          20,331
03/31/2000                  18,994                          21,716
04/30/2000                  17,944                          20,778
05/31/2000                  17,030                          20,233
06/30/2000                  18,102                          20,894
07/31/2000                  17,504                          20,286
08/31/2000                  17,843                          20,927
09/30/2000                  16,703                          19,795
10/31/2000                  16,116                          19,444
11/30/2000                  15,484                          18,245
12/31/2000                  16,299                          18,521
01/31/2001                  15,965                          18,869
02/28/2001                  15,046                          17,257
03/31/2001                  13,980                          16,095
04/30/2001                  14,873                          17,260
05/31/2001                  14,499                          17,002
06/30/2001                  14,060                          16,451
07/31/2001                  13,713                          16,222
08/31/2001                  13,380                          15,419
09/30/2001                  12,074                          14,044
10/31/2001                  12,287                          14,304
11/30/2001                  12,754                          15,134
12/31/2001                  12,992                          15,286
1/31/2002                   12,360                          10,380
2/28/2002                   12,481                          10,439
3/31/2002                   13,140                          10,973
4/30/2002                   13,005                          10,971
5/31/2002                   13,032                          11,073
6/30/2002                   12,441                          10,615
7/31/2002                   11,002                           9,559
8/31/2002                   10,867                           9,514
9/30/2002                    9,630                           8,479
10/31/2002                  10,249                           8,929
11/30/2002                  10,706                           9,323
12/31/2002                  10,318                           9,005

AVERAGE ANNUAL
TOTAL RETURN
---------------------------------------

1 year                          -20.58%
5 year                           -3.81%
Since inception                   0.41%

(Inception date May 15,1995). Prior to
May 1, 2000, the Fund was managed by
Rowe-Price Fleming International, Inc.

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                PUTNAM/JNL MIDCAP GROWTH FUND
[PUTNAM INVESTMENTS LOGO]       Putnam Investment Management, LLC
                                Midcap Equity Growth Team

OBJECTIVE:

Putnam/JNL Midcap Growth Fund seeks as its investment objective capital appreciation. The Fund invests mainly in common stocks of U.S. companies with a focus on growth stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

MONEY MANAGER COMMENTARY:

The Putnam/JNL Midcap Growth Fund underperformed the Russell Mid Cap Growth Index returning -29.32% net of fees versus a return of -27.41% for the index.

The U.S. equity market declined for a third-consecutive year in 2002. Sluggish economic growth, a lack of corporate profits and investment, a looming war in Iraq, and a spate of U.S. corporate accounting scandals all weighed heavily on U.S. equities throughout the year. The mid-cap growth market had a particularly weak year, led lower by the technology, health care, and communication services sectors.

Portfolio performance was hurt most by holdings in the software sector and by stock selection in the electronics sector. While an overweight to the financial sector helped, particularly in the banking area, stock selection and an overweight in consumer finance detracted. In basic materials, the portfolio's lack of exposure to metals was a negative.

The portfolio benefited from strong stock selection in utilities. Consumer staples was beneficial, specifically in restaurants and distribution. Consumer cyclicals, particularly commercial and consumer services, contributed to relative performance as well.

The fourth-quarter equity market rally may prove more durable. Credit markets are in better shape, with spreads to Treasuries tightening. Economic data have been more positive. Geopolitical concerns and uncertainty about the outlook for profits and spending will temper positive influences.

The portfolio remains overweight in energy and health care. We have increased technology's overweight, emphasizing services. The portfolio's largest underweight is consumer cyclicals, primarily in commercial & consumer services, publishing, retail, and toys. Consumer confidence remains fragile and we would like to see some evidence of better real income growth before committing more heavily to the sector.

                     PUTNAM/JNL MIDCAP EQUITY GROWTH FUND

                                    [GRAPH]

   Date       Putnam/JNL Midcap Growth Fund      Russell MidCap Growth Index
--------------------------------------------------------------------------------

05/01/2000                10,000                              10,000
05/31/2000                 9,410                               9,975
06/30/2000                10,150                               9,492
07/31/2000                 9,810                               9,606
08/31/2000                10,840                              10,119
09/30/2000                10,790                              10,197
10/31/2000                10,320                              10,436
11/30/2000                 8,960                              10,028
12/31/2000                 9,900                              10,517
01/31/2001                 9,950                              10,542
02/28/2001                 9,050                              10,228
03/31/2001                 7,620                               9,857
04/30/2001                 8,810                              10,327
05/31/2001                 8,710                              10,537
06/30/2001                 8,540                              10,292
07/31/2001                 7,760                              10,257
08/31/2001                 7,130                               9,823
09/30/2001                 5,790                               9,120
10/31/2001                 6,310                               9,028
11/30/2001                 6,980                               9,532
12/31/2001                 7,423                               9,423
1/31/2002                  7,010                               6,118
2/28/2002                  6,610                               5,769
3/31/2002                  7,060                               6,208
4/30/2002                  6,780                               5,878
5/31/2002                  6,570                               5,701
6/30/2002                  5,850                               5,073
7/31/2002                  5,340                               4,579
8/31/2002                  5,270                               4,561
9/30/2002                  4,830                               4,197
10/31/2002                 5,210                               4,521
11/30/2002                 5,500                               4,873
12/31/2002                 5,110                               4,576

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -29.32%
Since inception                     -22.22%

(Inception date May 1, 2000).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                                PUTNAM/JNL VALUE EQUITY FUND
[PUTNAM INVESTMENTS LOGO]       Putnam Investment Management, LLC.
                                Large Cap Value Team


OBJECTIVE:

Putnam/JNL Value Equity Fund seeks as its investment objective capital growth, with income as a secondary objective, by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying assets value or earnings potential at the time of purchase.

MONEY MANAGER COMMENTARY:

The portfolio outperformed the broad-market index, as value-oriented equities moved in and out of favor during the year. Our outperformance was principally due to favorable sector positioning, especially our underweight in the second worst-performing sector, technology. Overweights in financials and energy also proved beneficial.

Stock selection was weaker, overall, mostly due to negative impacts in health care, conglomerates and communications services. In health care, when health insurer Cigna announced that it was lowering earnings estimates, our overweight detracted from performance. In conglomerates, our overweight to Tyco hurt relative results in the first half of the year, as investors worried about the potential damage from accounting irregularities, but Tyco shares began to rebound after the company named a new CEO.

Stock selection was positive in transportation, basic materials and consumer cyclicals. Within the transportation sector our avoidance of airlines was positive, as the industry was plagued by potential bankruptcies.

The fourth-quarter equity market rally may prove more durable than those of earlier months. Credit markets are in better shape, with spreads to Treasuries tightening, and economic reports have been more positive of late. Geopolitical concerns and uncertainty about the outlook for profits and spending may temper these positive influences.
The fund remains overweight in energy and health care. We have increased technology's overweight, emphasizing services. The portfolio's largest underweight is consumer cyclicals, primarily in commercial & consumer services, publishing, retail, and toys. Consumer confidence remains fragile and we would like to see some evidence of better real income growth before committing more heavily to the sector.

                         PUTNAM/JNL VALUE EQUITY FUND

                                    [GRAPH]

   Date            Putnam/JNL Value Equity    S&P 500 Index
------------------------------------------------------------

05/15/1995              10,000                 10,000
05/31/1995              10,210                 10,130
06/30/1995              10,340                 10,356
07/31/1995              10,720                 10,694
08/31/1995              10,850                 10,726
09/30/1995              11,380                 11,179
10/31/1995              11,350                 11,139
11/30/1995              11,980                 11,627
12/31/1995              12,262                 11,851
01/31/1996              12,734                 12,254
02/29/1996              12,888                 12,368
03/31/1996              13,114                 12,487
04/30/1996              13,309                 12,671
05/31/1996              13,669                 12,996
06/30/1996              13,617                 13,046
07/31/1996              13,052                 12,469
08/31/1996              13,453                 12,732
09/30/1996              13,905                 13,448
10/31/1996              14,254                 13,819
11/30/1996              15,343                 14,862
12/31/1996              15,244                 14,568
01/31/1997              15,739                 15,477
02/28/1997              16,296                 15,598
03/31/1997              15,581                 14,958
04/30/1997              16,096                 15,850
05/31/1997              16,758                 16,813
06/30/1997              17,358                 17,567
07/31/1997              18,493                 18,963
08/31/1997              17,715                 17,901
09/30/1997              18,619                 18,882
10/31/1997              17,778                 18,252
11/30/1997              18,377                 19,097
12/31/1997              18,571                 19,424
01/31/1998              18,648                 19,639
02/28/1998              19,719                 21,056
03/31/1998              20,602                 22,134
04/30/1998              20,646                 22,418
05/31/1998              20,116                 21,996
06/30/1998              20,127                 22,863
07/31/1998              19,796                 22,620
08/31/1998              16,992                 19,353
09/30/1998              17,908                 20,593
10/31/1998              19,355                 22,266
11/30/1998              20,403                 23,615
12/31/1998              20,888                 24,975
01/31/1999              21,255                 26,019
02/28/1999              20,888                 25,211
03/31/1999              21,656                 26,220
04/30/1999              22,973                 27,235
05/31/1999              22,744                 26,592
06/30/1999              23,144                 28,068
07/31/1999              22,240                 27,191
08/31/1999              21,507                 27,057
09/30/1999              20,430                 26,315
10/31/1999              21,461                 27,980
11/30/1999              21,049                 28,549
12/31/1999              20,671                 30,231
01/31/2000              19,920                 28,712
02/29/2000              18,368                 28,168
03/31/2000              20,154                 30,924
04/30/2000              20,191                 29,994
05/31/2000              20,511                 29,378
06/30/2000              20,339                 30,102
07/31/2000              20,043                 29,632
08/31/2000              21,423                 31,472
09/30/2000              21,238                 29,811
10/31/2000              21,903                 29,685
11/30/2000              21,238                 27,344
12/31/2000              22,110                 27,478
01/31/2001              22,383                 28,453
02/28/2001              21,749                 25,859
03/31/2001              20,804                 24,221
04/30/2001              21,961                 26,103
05/31/2001              22,421                 26,278
06/30/2001              21,874                 25,638
07/31/2001              21,650                 25,386
08/31/2001              20,742                 23,796
09/30/2001              19,163                 21,875
10/31/2001              19,250                 22,292
11/30/2001              20,444                 24,002
12/31/2001              20,712                 24,402
1/31/2002               20,361                 23,874
2/28/2002               20,110                 23,413
3/31/2002               20,976                 24,294
4/30/2002               19,846                 22,821
5/31/2002               19,959                 22,653
6/30/2002               18,365                 21,039
7/31/2002               16,896                 19,399
8/31/2002               17,059                 19,526
9/30/2002               15,177                 17,404
10/31/2002              16,407                 18,936
11/30/2002              17,486                 20,051
12/31/2002              16,598                 18,862


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -19.87%
5 year                               -2.22%
Since inception                       6.86%

(Inception date May 15, 1995). Prior to May 1, 1997, the Fund was managed by PPM America, Inc.


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----

MONEY MANAGER COMMENTARY:

        S&P/JNL Aggressive Growth Fund
        S&P/JNL Aggressive Growth Fund I
        S&P/JNL Aggressive Growth Fund II
        S&P/JNL Conservative Growth Fund
        S&P/JNL Conservative Growth Fund I
        S&P/JNL Conservative Growth Fund II
        S&P/JNL Core Index 100 Fund
        S&P/JNL Core Index 50 Fund
        S&P/JNL Core Index 75 Fund
        S&P/JNL Equity Aggressive Growth Fund I
        S&P/JNL Equity Aggressive Growth Fund II
        S&P/JNL Equity Growth Fund I
        S&P/JNL Equity Growth Fund II
        S&P/JNL Moderate Growth Fund
        S&P/JNL Moderate Growth Fund I
        S&P/JNL Moderate Growth Fund II
        S&P/JNL Very Aggressive Growth Fund I
        S&P/JNL Very Aggressive Growth Fund II

Few will mourn the passing of 2002. Although the economy did a bit better than expected, the stock market performed much worse, as waves of corporate scandals, geopolitical risk, and weak earnings growth offset the lower interest rates. The market has now dropped for three consecutive years, its worst performance since the start of World War II.

But the economy has recovered from the 2001 recession, albeit half-heartedly. Real GDP has been rising in fits and starts, but it is up 3.2% over the last four quarters. The unemployment rate is still rising, but it remains at 6.0%, lower than any previous recession peak. We had expected the unemployment rate to peak sooner, but at a higher level. Inflation remains quiet, although oil prices are now surging. On the whole, the economic glass is half-full; even the stock market is no longer stuck on empty.

Small and mid-cap stocks did better than large caps in 2002. Mid-cap Value (-10.1%) was the best performing sector, versus the Large-cap Growth (-23.6%), the worst performer. We expect the value stocks to be doing better in 2003, as they normally do in the early recovery phase of the economy. With the stock market well off its recent lows and economic data showing some reason for optimism, the markets continue to price in some risk that the Fed could begin to take back some of the easing in the second-half of 2003.

The Funds remain positioned to participate in further stock market advances. Standard and Poor's expects the U.S. economy to continue its recovery, with trend-like growth continuing through early 2003, accelerating mostly in response to a stimulus package in the second half. Long-term bond yields will remain stable through early 2003, and begin to rise in the second half, as investors try to beat the Fed tightening. Risks remain enormous. Most obviously, failure in the Middle East could send oil prices higher and increase terrorist activity, pushing the economy back into recession. Overall, for investors, 2003 should be a welcome change from the past three years, especially if the market were to retrace some of its lost ground, as is typical when the bear market cycle has reached its trough.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----
                        S&P/JNL AGGRESSIVE GROWTH FUND

                                    [GRAPH]

                S&P/JNL Aggressive                           Lehman Brothers
   Date           Growth Fund        S&P 500 Index      Aggregate Bond Index
-------------------------------------------------------------------------------

01/06/2000           10,000              10,000                 10,000
01/31/2000           10,360               9,940                  9,967
02/29/2000           10,880               9,751                 10,088
03/31/2000           11,580              10,705                 10,221
04/30/2000           10,990              10,383                 10,191
05/31/2000           10,510              10,170                 10,186
06/30/2000           10,850              10,421                 10,398
07/31/2000           10,690              10,258                 10,493
08/31/2000           11,420              10,895                 10,645
09/30/2000           10,740              10,320                 10,712
10/31/2000           10,490              10,276                 10,782
11/30/2000            9,320               9,466                 10,959
12/31/2000            9,470               9,513                 11,163
01/31/2001            9,920               9,850                 11,163
02/28/2001            8,730               8,952                 11,163
03/31/2001            8,020               8,385                 11,501
04/30/2001            8,900               9,036                 11,501
05/31/2001            8,920               9,097                 11,501
06/30/2001            8,690               8,876                 11,566
07/31/2001            8,460               8,788                 11,566
08/31/2001            7,920               8,238                 11,566
09/30/2001            7,070               7,573                 12,099
10/31/2001            7,290               7,717                 12,099
11/30/2001            7,840               8,309                 12,099
12/31/2001            7,968               8,382                 12,105
1/31/2002             7,743               8,000                 12,202
2/28/2002             7,508               7,846                 12,320
3/31/2002             7,829               8,141                 12,116
4/30/2002             7,412               7,647                 12,351
5/31/2002             7,295               7,591                 12,456
6/30/2002             6,771               7,050                 12,564
7/31/2002             6,237               6,501                 12,716
8/31/2002             6,302               6,543                 12,931
9/30/2002             5,778               5,832                 13,140
10/31/2002            6,163               6,346                 13,080
11/30/2002            6,472               6,719                 13,076
12/31/2002            6,096               6,321                 13,347


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -23.49%
Since inception                     -15.27%

(Inception date January 13, 2000).


                       S&P/JNL AGGRESSIVE GROWTH FUND I

                                    [GRAPH]

                S&P/JNL Aggressive                          Lehman Brothers
   Date           Growth Fund I    S&P 500 Index       Aggregate Bond Index
--------------------------------------------------------------------------------

04/08/1998             10,000          10,000                  10,000
04/30/1998             10,020          10,097                  10,051
05/31/1998              9,830           9,923                  10,147
06/30/1998             10,230          10,326                  10,232
07/31/1998             10,080          10,217                  10,253
08/31/1998              8,520           8,739                  10,415
09/30/1998              8,960           9,299                  10,665
10/31/1998              9,420          10,056                  10,665
11/30/1998              9,960          10,665                  10,669
12/31/1998             10,880          11,280                  10,701
01/31/1999             11,470          11,751                  10,777
02/28/1999             11,020          11,386                  10,589
03/31/1999             11,630          11,842                  10,648
04/30/1999             11,990          12,300                  10,682
05/31/1999             11,750          12,010                  10,588
06/30/1999             12,470          12,677                  10,554
07/31/1999             12,150          12,281                  10,509
08/31/1999             12,010          12,220                  10,504
09/30/1999             11,990          11,885                  10,626
10/31/1999             12,650          12,637                  10,665
11/30/1999             13,390          12,894                  10,664
12/31/1999             14,729          13,653                  10,613
01/31/2000             14,318          12,967                  10,578
02/29/2000             15,220          12,722                  10,706
03/31/2000             15,822          13,967                  10,847
04/30/2000             14,950          13,546                  10,815
05/31/2000             14,348          13,268                  10,810
06/30/2000             14,890          13,595                  11,035
07/31/2000             14,669          13,383                  11,135
08/31/2000             15,682          14,214                  11,297
09/30/2000             14,880          13,464                  11,368
10/31/2000             14,458          13,407                  11,443
11/30/2000             13,075          12,350                  11,631
12/31/2000             13,348          12,410                  11,847
01/31/2001             13,784          12,851                  11,847
02/28/2001             12,663          11,679                  11,847
03/31/2001             11,812          10,939                  12,206
04/30/2001             12,778          11,789                  12,206
05/31/2001             12,871          11,868                  12,206
06/30/2001             12,560          11,579                  12,274
07/31/2001             12,331          11,465                  12,274
08/31/2001             11,719          10,747                  12,274
09/30/2001             10,650           9,880                  12,840
10/31/2001             10,971          10,068                  12,840
11/30/2001             11,729          10,840                  12,840
12/31/2001             11,936          10,935                  12,847
1/31/2002              11,753          10,782                  12,949
2/28/2002              11,605          10,574                  13,075
3/31/2002              12,107          10,972                  12,858
4/30/2002              11,685          10,307                  13,107
5/31/2002              11,548          10,231                  13,219
6/30/2002              10,771           9,502                  13,334
7/31/2002               9,869           8,761                  13,495
8/31/2002               9,994           8,819                  13,723
9/30/2002               9,195           7,860                  13,945
10/31/2002              9,686           8,552                  13,881
11/30/2002             10,200           9,056                  13,877
12/31/2002              9,757           8,519                  14,164


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -18.26%
Since inception                      -0.52%

(Inception date April 8, 1998).


                      S&P/JNL AGGRESSIVE GROWTH FUND II

                                    [GRAPH]

                 S&P/JNL Aggressive                         Lehman Brothers
   Date           Growth Fund II      S&P 500 Index     Aggregate Bond Index
--------------------------------------------------------------------------------

04/13/1998              10,000            10,000                 10,000
04/30/1998              10,010            10,023                 10,051
05/31/1998               9,790             9,851                 10,147
06/30/1998               9,850            10,251                 10,232
07/31/1998               9,550            10,142                 10,253
08/31/1998               8,120             8,675                 10,415
09/30/1998               8,540             9,231                 10,665
10/31/1998               9,010             9,982                 10,665
11/30/1998               9,450            10,587                 10,669
12/31/1998              10,050            11,197                 10,701
01/31/1999              10,460            11,665                 10,777
02/28/1999              10,070            11,303                 10,589
03/31/1999              10,480            11,755                 10,648
04/30/1999              10,930            12,211                 10,682
05/31/1999              10,720            11,922                 10,588
06/30/1999              11,290            12,584                 10,554
07/31/1999              10,970            12,191                 10,509
08/31/1999              10,830            12,131                 10,504
09/30/1999              10,760            11,798                 10,626
10/31/1999              11,400            12,545                 10,665
11/30/1999              11,900            12,800                 10,664
12/31/1999              12,931            13,553                 10,613
01/31/2000              12,510            12,873                 10,578
02/29/2000              12,971            12,629                 10,706
03/31/2000              13,711            13,864                 10,847
04/30/2000              13,031            13,447                 10,815
05/31/2000              12,640            13,171                 10,810
06/30/2000              12,991            13,496                 11,035
07/31/2000              12,841            13,285                 11,135
08/31/2000              13,601            14,110                 11,297
09/30/2000              12,921            13,365                 11,368
10/31/2000              12,700            13,309                 11,443
11/30/2000              11,690            12,260                 11,631
12/31/2000              11,762            12,319                 11,847
01/31/2001              12,145            12,757                 11,847
02/28/2001              10,924            11,593                 11,847
03/31/2001              10,209            10,859                 12,206
04/30/2001              11,100            11,703                 12,206
05/31/2001              11,141            11,781                 12,206
06/30/2001              10,830            11,494                 12,274
07/31/2001              10,592            11,381                 12,274
08/31/2001              10,023            10,669                 12,274
09/30/2001               9,174             9,807                 12,840
10/31/2001               9,453             9,994                 12,840
11/30/2001              10,116            10,761                 12,840
12/31/2001              10,262            10,855                 12,847
1/31/2002               10,000            10,703                 12,949
2/28/2002                9,726            10,497                 13,075
3/31/2002               10,125            10,892                 12,858
4/30/2002                9,669            10,231                 13,107
5/31/2002                9,555            10,156                 13,219
6/30/2002                8,915             9,433                 13,334
7/31/2002                8,242             8,697                 13,495
8/31/2002                8,356             8,754                 13,723
9/30/2002                7,717             7,803                 13,945
10/31/2002               8,162             8,490                 13,881
11/30/2002               8,504             8,989                 13,877
12/31/2002               8,069             8,457                 14,164

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -21.37%
Since inception                      -4.44%

(Inception date April 13, 1998).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----

                       S&P/JNL CONSERVATIVE GROWTH FUND

                                    [GRAPH]

              S&P/JNL Conservative                         Lehman Brothers
   Date           Growth Fund          S&P 500 Index     Aggregate Bond Index
--------------------------------------------------------------------------------

01/26/2000          10,000             10,000              10,000
01/31/2000           9,930              9,933               9,967
02/29/2000          10,150              9,745              10,088
03/31/2000          10,570             10,698              10,221
04/30/2000          10,220             10,376              10,191
05/31/2000           9,990             10,164              10,186
06/30/2000          10,220             10,414              10,398
07/31/2000          10,170             10,251              10,493
08/31/2000          10,540             10,888              10,645
09/30/2000          10,140             10,313              10,712
10/31/2000          10,020             10,270              10,782
11/30/2000           9,470              9,460              10,959
12/31/2000           9,540              9,506              11,163
01/31/2001           9,900              9,844              11,163
02/28/2001           9,170              8,946              11,163
03/31/2001           8,790              8,379              11,501
04/30/2001           9,280              9,030              11,501
05/31/2001           9,290              9,091              11,501
06/30/2001           9,110              8,870              11,566
07/31/2001           9,070              8,782              11,566
08/31/2001           8,750              8,233              11,566
09/30/2001           8,310              7,568              12,099
10/31/2001           8,500              7,712              12,099
11/30/2001           8,850              8,304              12,099
12/31/2001           8,910              8,377              12,105
1/31/2002            8,777              8,259              12,202
2/28/2002            8,632              8,100              12,320
3/31/2002            8,807              8,405              12,116
4/30/2002            8,540              7,895              12,351
5/31/2002            8,488              7,837              12,456
6/30/2002            8,107              7,279              12,564
7/31/2002            7,777              6,711              12,716
8/31/2002            7,880              6,755              12,931
9/30/2002            7,520              6,021              13,140
10/31/2002           7,829              6,551              13,080
11/30/2002           8,086              6,937              13,076
12/31/2002           7,827              6,525              13,347

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -12.16%
Since inception                      -8.02%

(Inception date January 26, 2000).

                      S&P/JNL CONSERVATIVE GROWTH FUND I

                                    [GRAPH]

                 S&P/JNL Conservative                       Lehman Brothers
   Date            Growth Fund I     S&P 500 Index     Aggregate Bond Index
--------------------------------------------------------------------------------

04/09/1998              10,000            10,000                 10,000
04/30/1998               9,970            10,015                 10,051
05/31/1998               9,850             9,843                 10,147
06/30/1998              10,050            10,242                 10,232
07/31/1998               9,950            10,133                 10,253
08/31/1998               8,920             8,668                 10,415
09/30/1998               9,250             9,224                 10,665
10/31/1998               9,570             9,974                 10,665
11/30/1998               9,980            10,578                 10,669
12/31/1998              10,470            11,188                 10,701
01/31/1999              10,770            11,656                 10,777
02/28/1999              10,520            11,294                 10,589
03/31/1999              10,910            11,746                 10,648
04/30/1999              11,200            12,200                 10,682
05/31/1999              10,970            11,912                 10,588
06/30/1999              11,360            12,573                 10,554
07/31/1999              11,160            12,181                 10,509
08/31/1999              11,070            12,121                 10,504
09/30/1999              11,020            11,788                 10,626
10/31/1999              11,450            12,534                 10,665
11/30/1999              11,850            12,789                 10,664
12/31/1999              12,514            13,542                 10,613
01/31/2000              12,252            12,862                 10,578
02/29/2000              12,634            12,618                 10,706
03/31/2000              13,157            13,853                 10,847
04/30/2000              12,785            13,436                 10,815
05/31/2000              12,483            13,160                 10,810
06/30/2000              12,805            13,485                 11,035
07/31/2000              12,704            13,274                 11,135
08/31/2000              13,298            14,099                 11,297
09/30/2000              12,885            13,354                 11,368
10/31/2000              12,715            13,298                 11,443
11/30/2000              12,081            12,249                 11,631
12/31/2000              12,320            12,309                 11,847
01/31/2001              12,591            12,746                 11,847
02/28/2001              11,976            11,584                 11,847
03/31/2001              11,508            10,850                 12,206
04/30/2001              12,049            11,693                 12,206
05/31/2001              12,122            11,771                 12,206
06/30/2001              11,924            11,485                 12,274
07/31/2001              11,882            11,372                 12,274
08/31/2001              11,560            10,660                 12,274
09/30/2001              10,966             9,799                 12,840
10/31/2001              11,216             9,986                 12,840
11/30/2001              11,643            10,752                 12,840
12/31/2001              11,730            10,846                 12,847
1/31/2002               11,630            10,695                 12,949
2/28/2002               11,597            10,488                 13,075
3/31/2002               11,831            10,883                 12,858
4/30/2002               11,586            10,223                 13,107
5/31/2002               11,575            10,148                 13,219
6/30/2002               11,085             9,425                 13,334
7/31/2002               10,584             8,690                 13,495
8/31/2002               10,740             8,747                 13,723
9/30/2002               10,217             7,796                 13,945
10/31/2002              10,584             8,483                 13,881
11/30/2002              10,996             8,982                 13,877
12/31/2002              10,736             8,450                 14,164

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -8.48%
Since inception                       1.51%

(Inception date April 9, 1998).

                     S&P/JNL CONSERVATIVE GROWTH FUND II

                                    [GRAPH]

                S&P/JNL Conservative                         Lehman Brothers
   Date           Growth Fund II       S&P 500 Index     Aggregate Bond Index
--------------------------------------------------------------------------------

04/13/1998             10,000                10,000               10,000
04/30/1998              9,970                10,023               10,051
05/31/1998              9,890                 9,851               10,147
06/30/1998              9,900                10,251               10,232
07/31/1998              9,720                10,142               10,253
08/31/1998              8,720                 8,675               10,415
09/30/1998              8,990                 9,231               10,665
10/31/1998              9,060                 9,982               10,665
11/30/1998              9,300                10,587               10,669
12/31/1998              9,540                11,197               10,701
01/31/1999              9,780                11,665               10,777
02/28/1999              9,530                11,303               10,589
03/31/1999              9,800                11,755               10,648
04/30/1999             10,030                12,211               10,682
05/31/1999              9,850                11,922               10,588
06/30/1999             10,200                12,584               10,554
07/31/1999              9,990                12,191               10,509
08/31/1999              9,880                12,131               10,504
09/30/1999              9,830                11,798               10,626
10/31/1999             10,220                12,545               10,665
11/30/1999             10,530                12,800               10,664
12/31/1999             11,079                13,553               10,613
01/31/2000             10,818                12,873               10,578
02/29/2000             11,059                12,629               10,706
03/31/2000             11,522                13,864               10,847
04/30/2000             11,120                13,447               10,815
05/31/2000             10,868                13,171               10,810
06/30/2000             11,120                13,496               11,035
07/31/2000             11,049                13,285               11,135
08/31/2000             11,522                14,110               11,297
09/30/2000             11,089                13,365               11,368
10/31/2000             10,949                13,309               11,443
11/30/2000             10,399                12,260               11,631
12/31/2000             10,441                12,319               11,847
01/31/2001             10,762                12,757               11,847
02/28/2001             10,036                11,593               11,847
03/31/2001              9,611                10,859               12,206
04/30/2001             10,140                11,703               12,206
05/31/2001             10,171                11,781               12,206
06/30/2001              9,943                11,494               12,274
07/31/2001              9,881                11,381               12,274
08/31/2001              9,539                10,669               12,274
09/30/2001              9,010                 9,807               12,840
10/31/2001              9,228                 9,994               12,840
11/30/2001              9,642                10,761               12,840
12/31/2001              9,710                10,855               12,847
1/31/2002               9,551                10,703               12,949
2/28/2002               9,404                10,497               13,075
3/31/2002               9,636                10,892               12,858
4/30/2002               9,362                10,231               13,107
5/31/2002               9,319                10,156               13,219
6/30/2002               8,835                 9,433               13,334
7/31/2002               8,392                 8,697               13,495
8/31/2002               8,550                 8,754               13,723
9/30/2002               8,107                 7,803               13,945
10/31/2002              8,444                 8,490               13,881
11/30/2002              8,740                 8,989               13,877
12/31/2002              8,472                 8,457               14,164

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -12.74%
Since inception                      -3.45%

(Inception date April 13, 1998).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----


                         S&P/JNL CORE INDEX 100 FUND

                                    [GRAPH]

                  S&P/JNL Core
   Date          Index 100 Fund            S&P 500 Index
--------------------------------------------------------
1/15/2002               10,000                 10,000
1/31/2002                9,920                  9,865
2/28/2002                9,800                  9,675
3/31/2002               10,070                 10,039
4/30/2002                9,760                  9,430
5/31/2002                9,700                  9,361
6/30/2002                9,250                  8,694
7/31/2002                8,740                  8,016
8/31/2002                8,790                  8,069
9/30/2002                8,200                  7,192
10/31/2002               8,620                  7,825
11/30/2002               8,990                  8,285
12/31/2002               8,660                  7,794


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                     -13.40%

(Inception date January 15, 2002).


                         S&P/JNL CORE INDEX 50 FUND

                                    [GRAPH]

                  S&P/JNL Core
   Date          Index 50 Fund            S&P 500 Index
--------------------------------------------------------
1/15/2002            10,000                     10,000
1/31/2002             9,900                      9,865
2/28/2002             9,710                      9,675
3/31/2002            10,180                     10,039
4/30/2002             9,730                      9,430
5/31/2002             9,600                      9,361
6/30/2002             8,930                      8,694
7/31/2002             8,100                      8,016
8/31/2002             8,160                      8,069
9/30/2002             7,360                      7,192
10/31/2002            7,870                      7,825
11/30/2002            8,310                      8,285
12/31/2002            7,840                      7,794


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                     -21.60%

(Inception date January 15, 2002).


                         S&P/JNL CORE INDEX 75 FUND

                                    [GRAPH]

                  S&P/JNL Core
   Date          Index 75 Fund           S&P 500 Index
--------------------------------------------------------
1/15/2002               10,000                  10,000
1/31/2002                9,900                   9,865
2/28/2002                9,750                   9,675
3/31/2002               10,110                  10,039
4/30/2002                9,720                   9,430
5/31/2002                9,630                   9,361
6/30/2002                9,070                   8,694
7/31/2002                8,400                   8,016
8/31/2002                8,460                   8,069
9/30/2002                7,770                   7,192
10/31/2002               8,240                   7,825
11/30/2002               8,650                   8,285
12/31/2002               8,250                   7,794


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

Since inception                     -17.50%

(Inception date January 15, 2002).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----

                    S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I

                                    [GRAPH]

   Date         S&P/JNL Equity Aggressive Growth Fund I        S&P 500 Index
--------------------------------------------------------------------------------

04/15/1998                     10,000                                 10,000
04/30/1998                      9,900                                  9,937
05/31/1998                      9,650                                  9,766
06/30/1998                     10,070                                 10,163
07/31/1998                      9,850                                 10,054
08/31/1998                      8,230                                  8,601
09/30/1998                      8,700                                  9,152
10/31/1998                      9,170                                  9,896
11/30/1998                      9,780                                 10,496
12/31/1998                     10,750                                 11,101
01/31/1999                     11,460                                 11,565
02/28/1999                     10,970                                 11,206
03/31/1999                     11,580                                 11,654
04/30/1999                     11,930                                 12,105
05/31/1999                     11,640                                 11,820
06/30/1999                     12,500                                 12,475
07/31/1999                     12,170                                 12,086
08/31/1999                     12,070                                 12,026
09/30/1999                     12,140                                 11,696
10/31/1999                     12,880                                 12,437
11/30/1999                     13,850                                 12,689
12/31/1999                     15,615                                 13,437
01/31/2000                     15,203                                 12,762
02/29/2000                     16,488                                 12,520
03/31/2000                     17,100                                 13,745
04/30/2000                     15,926                                 13,331
05/31/2000                     15,003                                 13,058
06/30/2000                     15,806                                 13,380
07/31/2000                     15,464                                 13,171
08/31/2000                     16,699                                 13,989
09/30/2000                     15,615                                 13,250
10/31/2000                     14,922                                 13,194
11/30/2000                     13,188                                 12,154
12/31/2000                     13,230                                 12,213
01/31/2001                     13,777                                 12,647
02/28/2001                     12,326                                 11,494
03/31/2001                     11,265                                 10,765
04/30/2001                     12,463                                 11,602
05/31/2001                     12,526                                 11,680
06/30/2001                     12,169                                 11,395
07/31/2001                     11,833                                 11,283
08/31/2001                     11,044                                 10,577
09/30/2001                      9,952                                  9,723
10/31/2001                     10,319                                  9,908
11/30/2001                     11,150                                 10,668
12/31/2001                     11,419                                 10,762
1/31/2002                      11,144                                 10,611
2/28/2002                      10,918                                 10,407
3/31/2002                      11,454                                 10,798
4/30/2002                      10,906                                 10,143
5/31/2002                      10,739                                 10,069
6/30/2002                       9,953                                  9,351
7/31/2002                       8,999                                  8,622
8/31/2002                       9,094                                  8,679
9/30/2002                       8,236                                  7,736
10/31/2002                      8,773                                  8,417
11/30/2002                      9,273                                  8,912
12/31/2002                      8,768                                  8,384

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -23.21%
Since inception                       -2.75%

(Inception date April 15, 1998).


                   S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II

                                    [GRAPH]

Date         S&P/JNL Equity Aggressive Growth Fund II       S&P 500 Index
----------------------------------------------------------------------------

04/13/1998                    10,000                              10,000
04/30/1998                    10,010                              10,023
05/31/1998                     9,750                               9,851
06/30/1998                     9,920                              10,251
07/31/1998                     9,690                              10,142
08/31/1998                     8,070                               8,675
09/30/1998                     8,470                               9,231
10/31/1998                     8,990                               9,982
11/30/1998                     9,520                              10,587
12/31/1998                    10,360                              11,197
01/31/1999                    10,990                              11,665
02/28/1999                    10,540                              11,303
03/31/1999                    11,060                              11,755
04/30/1999                    11,510                              12,211
05/31/1999                    11,220                              11,922
06/30/1999                    11,970                              12,584
07/31/1999                    11,640                              12,191
08/31/1999                    11,520                              12,131
09/30/1999                    11,540                              11,798
10/31/1999                    12,280                              12,545
11/30/1999                    12,980                              12,800
12/31/1999                    14,464                              13,553
01/31/2000                    14,003                              12,873
02/29/2000                    14,784                              12,629
03/31/2000                    15,636                              13,864
04/30/2000                    14,764                              13,447
05/31/2000                    14,153                              13,171
06/30/2000                    14,584                              13,496
07/31/2000                    14,394                              13,285
08/31/2000                    15,375                              14,110
09/30/2000                    14,504                              13,365
10/31/2000                    14,153                              13,309
11/30/2000                    12,764                              12,260
12/31/2000                    12,846                              12,319
01/31/2001                    13,341                              12,757
02/28/2001                    11,877                              11,593
03/31/2001                    10,980                              10,859
04/30/2001                    12,094                              11,703
05/31/2001                    12,166                              11,781
06/30/2001                    11,836                              11,494
07/31/2001                    11,516                              11,381
08/31/2001                    10,826                              10,669
09/30/2001                     9,815                               9,807
10/31/2001                    10,145                               9,994
11/30/2001                    10,939                              10,761
12/31/2001                    11,195                              10,855
1/31/2002                     10,854                              10,703
2/28/2002                     10,514                              10,497
3/31/2002                     11,002                              10,892
4/30/2002                     10,412                              10,231
5/31/2002                     10,264                              10,156
6/30/2002                      9,515                               9,433
7/31/2002                      8,686                               8,697
8/31/2002                      8,777                               8,754
9/30/2002                      7,993                               7,803
10/31/2002                     8,538                               8,490
11/30/2002                     8,913                               8,989
12/31/2002                     8,374                               8,457

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -25.19%
Since inception                      -3.69%

(Inception date April 13, 1998).


                       S&P/JNL EQUITY GROWTH FUND I

                                    [GRAPH]

   Date               S&P/JNL Equity Growth Fund I          S&P 500 Index
------------------------------------------------------------------------------

04/13/1998                      10,000                         10,000
04/30/1998                       9,990                         10,023
05/31/1998                       9,770                          9,851
06/30/1998                       9,970                         10,251
07/31/1998                       9,780                         10,142
08/31/1998                       8,170                          8,675
09/30/1998                       8,630                          9,231
10/31/1998                       9,120                          9,982
11/30/1998                       9,700                         10,587
12/31/1998                      10,640                         11,197
01/31/1999                      11,290                         11,665
02/28/1999                      10,780                         11,303
03/31/1999                      11,370                         11,755
04/30/1999                      11,750                         12,211
05/31/1999                      11,520                         11,922
06/30/1999                      12,360                         12,584
07/31/1999                      12,040                         12,191
08/31/1999                      11,920                         12,131
09/30/1999                      11,940                         11,798
10/31/1999                      12,670                         12,545
11/30/1999                      13,570                         12,800
12/31/1999                      15,235                         13,553
01/31/2000                      14,774                         12,873
02/29/2000                      15,906                         12,629
03/31/2000                      16,567                         13,864
04/30/2000                      15,455                         13,447
05/31/2000                      14,674                         13,171
06/30/2000                      15,375                         13,496
07/31/2000                      15,065                         13,285
08/31/2000                      16,247                         14,110
09/30/2000                      15,235                         13,365
10/31/2000                      14,634                         13,309
11/30/2000                      13,020                         12,260
12/31/2000                      13,093                         12,319
01/31/2001                      13,530                         12,757
02/28/2001                      12,074                         11,593
03/31/2001                      11,055                         10,859
04/30/2001                      12,219                         11,703
05/31/2001                      12,271                         11,781
06/30/2001                      11,918                         11,494
07/31/2001                      11,595                         11,381
08/31/2001                      10,836                         10,669
09/30/2001                       9,817                          9,807
10/31/2001                      10,160                          9,994
11/30/2001                      10,971                         10,761
12/31/2001                      11,220                         10,855
1/31/2002                       10,954                         10,703
2/28/2002                       10,724                         10,497
3/31/2002                       11,266                         10,892
4/30/2002                       10,724                         10,231
5/31/2002                       10,539                         10,156
6/30/2002                        9,767                          9,433
7/31/2002                        8,821                          8,697
8/31/2002                        8,913                          8,754
9/30/2002                        8,060                          7,803
10/31/2002                       8,602                          8,490
11/30/2002                       9,109                          8,989
12/31/2002                       8,601                          8,457



AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -23.34%
Since inception                       -3.14%

(Inception date April 13, 1998).



PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----


                        S&P/JNL EQUITY GROWTH FUND II

                                    [GRAPH]

Date          S&P/JNL Equity Growth Fund II        S&P 500 Index
-----------------------------------------------------------------------

04/13/1998              10,000                         10,000
04/30/1998              10,000                         10,023
05/31/1998               9,730                          9,851
06/30/1998               9,800                         10,251
07/31/1998               9,460                         10,142
08/31/1998               7,910                          8,675
09/30/1998               8,290                          9,231
10/31/1998               8,780                          9,982
11/30/1998               9,280                         10,587
12/31/1998              10,040                         11,197
01/31/1999              10,600                         11,665
02/28/1999              10,170                         11,303
03/31/1999              10,670                         11,755
04/30/1999              11,140                         12,211
05/31/1999              10,910                         11,922
06/30/1999              11,600                         12,584
07/31/1999              11,280                         12,191
08/31/1999              11,130                         12,131
09/30/1999              11,100                         11,798
10/31/1999              11,790                         12,545
11/30/1999              12,390                         12,800
12/31/1999              13,683                         13,553
01/31/2000              13,213                         12,873
02/29/2000              13,823                         12,629
03/31/2000              14,644                         13,864
04/30/2000              13,873                         13,447
05/31/2000              13,343                         13,171
06/30/2000              13,763                         13,496
07/31/2000              13,573                         13,285
08/31/2000              14,504                         14,110
09/30/2000              13,713                         13,365
10/31/2000              13,413                         13,309
11/30/2000              12,154                         12,260
12/31/2000              12,267                         12,319
01/31/2001              12,670                         12,757
02/28/2001              11,256                         11,593
03/31/2001              10,400                         10,859
04/30/2001              11,463                         11,703
05/31/2001              11,514                         11,781
06/30/2001              11,194                         11,494
07/31/2001              10,885                         11,381
08/31/2001              10,194                         10,669
09/30/2001               9,213                          9,807
10/31/2001               9,523                          9,994
11/30/2001              10,297                         10,761
12/31/2001              10,504                         10,855
1/31/2002               10,166                         10,703
2/28/2002                9,828                         10,497
3/31/2002               10,301                         10,892
4/30/2002                9,704                         10,231
5/31/2002                9,581                         10,156
6/30/2002                8,838                          9,433
7/31/2002                8,072                          8,697
8/31/2002                8,162                          8,754
9/30/2002                7,385                          7,803
10/31/2002               7,903                          8,490
11/30/2002               8,263                          8,989
12/31/2002               7,764                          8,457


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -26.08%
Since inception                      -5.22%

(Inception date April 13, 1998).



                        S&P/JNL MODERATE GROWTH FUND

                                    [GRAPH]

                S&P/JNL Moderate                             Lehman Brothers
   Date          Growth Fund         S&P 500 Index       Aggregate Bond Index
--------------------------------------------------------------------------------

01/13/2000          10,000              10,000                   10,000
01/31/2000           9,910               9,622                    9,967
02/29/2000          10,240               9,439                   10,088
03/31/2000          10,740              10,363                   10,221
04/30/2000          10,290              10,051                   10,191
05/31/2000           9,940               9,845                   10,186
06/30/2000          10,210              10,088                   10,398
07/31/2000          10,120               9,930                   10,493
08/31/2000          10,620              10,547                   10,645
09/30/2000          10,110               9,990                   10,712
10/31/2000           9,930               9,948                   10,782
11/30/2000           9,120               9,163                   10,959
12/31/2000           9,190               9,208                   11,163
01/31/2001           9,590               9,535                   11,163
02/28/2001           8,720               8,665                   11,163
03/31/2001           8,220               8,117                   11,501
04/30/2001           8,840               8,747                   11,501
05/31/2001           8,850               8,806                   11,501
06/30/2001           8,660               8,592                   11,566
07/31/2001           8,540               8,507                   11,566
08/31/2001           8,160               7,974                   11,566
09/30/2001           7,580               7,330                   12,099
10/31/2001           7,800               7,470                   12,099
11/30/2001           8,250               8,043                   12,099
12/31/2001           8,333               8,114                   12,105
1/31/2002            8,167               8,000                   12,202
2/28/2002            8,001               7,846                   12,320
3/31/2002            8,250               8,141                   12,116
4/30/2002            7,929               7,647                   12,351
5/31/2002            7,856               7,591                   12,456
6/30/2002            7,389               7,050                   12,564
7/31/2002            6,911               6,501                   12,716
8/31/2002            7,005               6,543                   12,931
9/30/2002            6,559               5,832                   13,140
10/31/2002           6,911               6,346                   13,080
11/30/2002           7,212               6,719                   13,076
12/31/2002           6,886               6,321                   13,347

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -17.37%
Since inception                     -11.82%

(Inception date January 13, 2000).



                        S&P/JNL MODERATE GROWTH FUND I

                                    [GRAPH]

                S&P/JNL Moderate                         Lehman Brothers
   Date         Growth Fund I    S&P 500 Index       Aggregate Bond Index
--------------------------------------------------------------------------------

04/08/1998           10,000           10,000                 10,000
04/30/1998           10,010           10,097                 10,051
05/31/1998            9,860            9,923                 10,147
06/30/1998           10,140           10,326                 10,232
07/31/1998           10,000           10,217                 10,253
08/31/1998            8,720            8,739                 10,415
09/30/1998            9,090            9,299                 10,665
10/31/1998            9,480           10,056                 10,665
11/30/1998            9,970           10,665                 10,669
12/31/1998           10,630           11,280                 10,701
01/31/1999           11,050           11,751                 10,777
02/28/1999           10,740           11,386                 10,589
03/31/1999           11,240           11,842                 10,648
04/30/1999           11,590           12,300                 10,682
05/31/1999           11,330           12,010                 10,588
06/30/1999           11,850           12,677                 10,554
07/31/1999           11,610           12,281                 10,509
08/31/1999           11,490           12,220                 10,504
09/30/1999           11,430           11,885                 10,626
10/31/1999           11,980           12,637                 10,665
11/30/1999           12,510           12,894                 10,664
12/31/1999           13,473           13,653                 10,613
01/31/2000           13,141           12,967                 10,578
02/29/2000           13,663           12,722                 10,706
03/31/2000           14,326           13,967                 10,847
04/30/2000           13,784           13,546                 10,815
05/31/2000           13,362           13,268                 10,810
06/30/2000           13,744           13,595                 11,035
07/31/2000           13,593           13,383                 11,135
08/31/2000           14,386           14,214                 11,297
09/30/2000           13,824           13,464                 11,368
10/31/2000           13,573           13,407                 11,443
11/30/2000           12,609           12,350                 11,631
12/31/2000           12,887           12,410                 11,847
01/31/2001           13,210           12,851                 11,847
02/28/2001           12,356           11,679                 11,847
03/31/2001           11,710           10,939                 12,206
04/30/2001           12,460           11,789                 12,206
05/31/2001           12,533           11,868                 12,206
06/30/2001           12,293           11,579                 12,274
07/31/2001           12,168           11,465                 12,274
08/31/2001           11,710           10,747                 12,274
09/30/2001           10,908            9,880                 12,840
10/31/2001           11,199           10,068                 12,840
11/30/2001           11,783           10,840                 12,840
12/31/2001           11,942           10,935                 12,847
1/31/2002            11,819           10,782                 12,949
2/28/2002            11,752           10,574                 13,075
3/31/2002            12,120           10,972                 12,858
4/30/2002            11,819           10,307                 13,107
5/31/2002            11,752           10,231                 13,219
6/30/2002            11,149            9,502                 13,334
7/31/2002            10,435            8,761                 13,495
8/31/2002            10,569            8,819                 13,723
9/30/2002             9,911            7,860                 13,945
10/31/2002           10,335            8,552                 13,881
11/30/2002           10,803            9,056                 13,877
12/31/2002           10,461            8,519                 14,164


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -12.40%
Since inception                       0.96%

(Inception date April 8, 1998).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----                       S&P/JNL FUNDS
STANDARD                    Standard & Poor's Investment Advisory Services, Inc.
-----                       David M. Blitzer, Peter K. Tsui, Josh Harari
& POOR'S
-----


                       S&P/JNL MODERATE GROWTH FUND II

                                    [GRAPH]

               S&P/JNL Moderate                           Lehman Brothers
   Date        Growth Fund II      S&P 500 Index      Aggregate Bond Index
--------------------------------------------------------------------------------

04/13/1998            10,000            10,000                   10,000
04/30/1998             9,990            10,023                   10,051
05/31/1998             9,830             9,851                   10,147
06/30/1998             9,910            10,251                   10,232
07/31/1998             9,710            10,142                   10,253
08/31/1998             8,540             8,675                   10,415
09/30/1998             8,940             9,231                   10,665
10/31/1998             9,330             9,982                   10,665
11/30/1998             9,720            10,587                   10,669
12/31/1998            10,220            11,197                   10,701
01/31/1999            10,650            11,665                   10,777
02/28/1999            10,320            11,303                   10,589
03/31/1999            10,740            11,755                   10,648
04/30/1999            11,070            12,211                   10,682
05/31/1999            10,870            11,922                   10,588
06/30/1999            11,340            12,584                   10,554
07/31/1999            11,070            12,191                   10,509
08/31/1999            10,940            12,131                   10,504
09/30/1999            10,870            11,798                   10,626
10/31/1999            11,380            12,545                   10,665
11/30/1999            11,790            12,800                   10,664
12/31/1999            12,547            13,553                   10,613
01/31/2000            12,215            12,873                   10,578
02/29/2000            12,577            12,629                   10,706
03/31/2000            13,180            13,864                   10,847
04/30/2000            12,677            13,447                   10,815
05/31/2000            12,326            13,171                   10,810
06/30/2000            12,637            13,496                   11,035
07/31/2000            12,517            13,285                   11,135
08/31/2000            13,170            14,110                   11,297
09/30/2000            12,627            13,365                   11,368
10/31/2000            12,467            13,309                   11,443
11/30/2000            11,660            12,260                   11,631
12/31/2000            11,722            12,319                   11,847
01/31/2001            12,088            12,757                   11,847
02/28/2001            11,117            11,593                   11,847
03/31/2001            10,521            10,859                   12,206
04/30/2001            11,242            11,703                   12,206
05/31/2001            11,294            11,781                   12,206
06/30/2001            11,012            11,494                   12,274
07/31/2001            10,876            11,381                   12,274
08/31/2001            10,417            10,669                   12,274
09/30/2001             9,675             9,807                   12,840
10/31/2001             9,957             9,994                   12,840
11/30/2001            10,490            10,761                   12,840
12/31/2001            10,611            10,855                   12,847
1/31/2002             10,420            10,703                   12,949
2/28/2002             10,218            10,497                   13,075
3/31/2002             10,544            10,892                   12,858
4/30/2002             10,218            10,231                   13,107
5/31/2002             10,139            10,156                   13,219
6/30/2002              9,555             9,433                   13,334
7/31/2002              8,982             8,697                   13,495
8/31/2002              9,116             8,754                   13,723
9/30/2002              8,577             7,803                   13,945
10/31/2002             8,970             8,490                   13,881
11/30/2002             9,319             8,989                   13,877
12/31/2002             8,965             8,457                   14,164


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -15.51%
Since inception                      -2.29%

(Inception date April 13, 1998).



                    S&P/JNL VERY AGGRESSIVE GROWTH FUND I

                                    [GRAPH]

   Date             S&P/JNL Very Aggressive Growth Fund I      S&P 500 Index
--------------------------------------------------------------------------------

04/01/1998                      10,000                                10,000
04/30/1998                      10,010                                10,042
05/31/1998                       9,800                                 9,869
06/30/1998                      10,340                                10,270
07/31/1998                      10,220                                10,160
08/31/1998                       8,520                                 8,692
09/30/1998                       9,000                                 9,248
10/31/1998                       9,460                                10,001
11/30/1998                      10,110                                10,607
12/31/1998                      11,190                                11,218
01/31/1999                      12,030                                11,687
02/28/1999                      11,500                                11,324
03/31/1999                      12,200                                11,777
04/30/1999                      12,560                                12,233
05/31/1999                      12,240                                11,944
06/30/1999                      13,170                                12,607
07/31/1999                      12,800                                12,213
08/31/1999                      12,720                                12,153
09/30/1999                      12,850                                11,820
10/31/1999                      13,640                                12,568
11/30/1999                      14,710                                12,823
12/31/1999                      16,658                                13,579
01/31/2000                      16,257                                12,896
02/29/2000                      17,751                                12,652
03/31/2000                      18,232                                13,890
04/30/2000                      16,908                                13,472
05/31/2000                      15,855                                13,196
06/30/2000                      16,808                                13,521
07/31/2000                      16,387                                13,310
08/31/2000                      17,751                                14,136
09/30/2000                      16,537                                13,390
10/31/2000                      15,705                                13,333
11/30/2000                      13,777                                12,282
12/31/2000                      13,798                                12,342
01/31/2001                      14,368                                12,780
02/28/2001                      12,849                                11,615
03/31/2001                      11,794                                10,879
04/30/2001                      13,018                                11,724
05/31/2001                      13,071                                11,803
06/30/2001                      12,670                                11,516
07/31/2001                      12,332                                11,402
08/31/2001                      11,530                                10,689
09/30/2001                      10,370                                 9,825
10/31/2001                      10,750                                10,013
11/30/2001                      11,625                                10,781
12/31/2001                      11,907                                10,847
1/31/2002                       11,617                                10,723
2/28/2002                       11,389                                10,516
3/31/2002                       11,940                                10,912
4/30/2002                       11,377                                10,250
5/31/2002                       11,209                                10,175
6/30/2002                       10,382                                 9,450
7/31/2002                        9,375                                 8,713
8/31/2002                        9,471                                 8,771
9/30/2002                        8,572                                 7,817
10/31/2002                       9,135                                 8,505
11/30/2002                       9,663                                 9,006
12/31/2002                       9,143                                 8,472


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -23.20%
Since inception                       -1.87%

(Inception date April 1, 1998).


                    S&P/JNL VERY AGGRESSIVE GROWTH FUND II

                                    [GRAPH]

   Date          S&P/JNL Very Aggressive Growth Fund II         S&P 500 Index
--------------------------------------------------------------------------------

04/13/1998                         10,000                             10,000
04/30/1998                         10,040                             10,023
05/31/1998                          9,810                              9,851
06/30/1998                         10,150                             10,251
07/31/1998                         10,020                             10,142
08/31/1998                          8,320                              8,675
09/30/1998                          8,740                              9,231
10/31/1998                          9,290                              9,982
11/30/1998                          9,860                             10,587
12/31/1998                         10,800                             11,197
01/31/1999                         11,490                             11,665
02/28/1999                         11,010                             11,303
03/31/1999                         11,550                             11,755
04/30/1999                         11,990                             12,211
05/31/1999                         11,690                             11,922
06/30/1999                         12,500                             12,584
07/31/1999                         12,160                             12,191
08/31/1999                         12,070                             12,131
09/30/1999                         12,150                             11,798
10/31/1999                         12,940                             12,545
11/30/1999                         13,730                             12,800
12/31/1999                         15,381                             13,553
01/31/2000                         14,931                             12,873
02/29/2000                         15,912                             12,629
03/31/2000                         16,732                             13,864
04/30/2000                         15,732                             13,447
05/31/2000                         15,011                             13,171
06/30/2000                         15,492                             13,496
07/31/2000                         15,291                             13,285
08/31/2000                         16,312                             14,110
09/30/2000                         15,331                             13,365
10/31/2000                         14,921                             13,309
11/30/2000                         13,371                             12,260
12/31/2000                         13,403                             12,319
01/31/2001                         13,984                             12,757
02/28/2001                         12,477                             11,593
03/31/2001                         11,540                             10,859
04/30/2001                         12,692                             11,703
05/31/2001                         12,746                             11,781
06/30/2001                         12,380                             11,494
07/31/2001                         12,036                             11,381
08/31/2001                         11,347                             10,669
09/30/2001                         10,292                              9,807
10/31/2001                         10,658                              9,994
11/30/2001                         11,487                             10,761
12/31/2001                         11,798                             10,855
1/31/2002                          11,450                             12,949
2/28/2002                          11,090                             13,075
3/31/2002                          11,612                             12,858
4/30/2002                          10,990                             13,107
5/31/2002                          10,816                             13,219
6/30/2002                          10,045                             13,334
7/31/2002                           9,163                             13,495
8/31/2002                           9,250                             13,723
9/30/2002                           8,442                             13,945
10/31/2002                          9,001                             13,881
11/30/2002                          9,374                             13,877
12/31/2002                          8,810                             14,164


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -25.32%
Since inception                      -2.65%

(Inception date April 13, 1998).



PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----------------------            SALOMON BROTHERS/JNL BALANCED FUND
   SALOMON BROTHERS                Salomon Brothers Asset Management Inc.
   --------------------------      George Williamson
             Asset Management

OBJECTIVE:

Salomon Brothers/JNL Balanced Fund seeks to obtain above-average income. As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income. The Fund seeks to achieve its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

MONEY MANAGER COMMENTARY:

For the first time in some 50 years, the U.S. stock market generated consecutive losses for three years in a row. At the beginning of the year, the equity market was influenced by investors' worries about reported management and accounting improprieties at several high-profile companies, followed by high-profile bankruptcies amongst other corporate integrity concerns. During this period amid these uncertainties, prices of higher-rated investment-grade issues (particularly the U.S. Treasury market) benefited from "flight-to-quality" buying as many equity investors sought less-volatile investment alternatives at the time.

After the one-year anniversary of the September 11 tragic terrorist attacks, investor sentiment appeared to have reversed, and during the fourth quarter of 2002, equity markets experienced a sharp rebound. The technology and telecommunications sectors, which had long been characterized as laggards over recent periods, were among those sectors at the forefront of the rebound. In the fixed-income securities markets, which generated favorable performance for the year as a whole, higher-rated investment-grade bond issues generally continued to hold up well through the fourth quarter on a total return basis amid the volatile investment climate. U.S. Treasury bonds experienced a mild rally toward the end of the year as economic data suggested that total holiday sales growth (as tracked per one national index) was comparatively weak versus prior periods.

With 2002 behind us, in our view the prospects for the stock markets in 2003 appear to be much brighter. With the so-called "speculative bubble" in the markets further behind us and increased scrutiny upon accounting and management activities at corporations, we believe last year's scandalous activities at corporations that shattered investor confidence are very unlikely to repeat themselves on a scale as they had in the past. In our opinion, the overall U.S. economy is in good shape; inflation appears tame and the U.S. Federal Reserve has kept monetary policy very stimulative, with short-term interest rates hovering at 40-year lows. From our perspective, many businesses are functioning much more efficiently.

The Fund benefited from its exposure to the consumer staples sector and its relatively less bullish position in the technology sector of the equity market. Conversely, the Fund's exposure to the telecommunications sector negatively contributed to the Fund's performance.

                      SALOMON BROTHERS/JNL BALANCED FUND

                                    [GRAPH]

               Salomon Brothers/     Salomon Smith Barney Broad
   Date        JNL Balance Fund      Investment-Grade Bond Index   S&P 500 Index
--------------------------------------------------------------------------------
03/02/1998           10,000                     10,000                 10,000
03/31/1998           10,270                     10,039                 10,551
04/30/1998           10,270                     10,091                 10,647
05/31/1998           10,260                     10,187                 10,447
06/30/1998           10,230                     10,271                 10,858
07/31/1998           10,130                     10,293                 10,743
08/31/1998            9,570                     10,451                  9,191
09/30/1998            9,900                     10,697                  9,780
10/31/1998           10,220                     10,649                 10,575
11/30/1998           10,500                     10,707                 11,216
12/31/1998           10,591                     10,741                 11,861
01/31/1999           10,652                     10,820                 12,357
02/28/1999           10,428                     10,630                 11,973
03/31/1999           10,570                     10,691                 12,453
04/30/1999           10,836                     10,727                 12,935
05/31/1999           10,754                     10,629                 12,629
06/30/1999           11,009                     10,592                 13,330
07/31/1999           10,795                     10,550                 12,914
08/31/1999           10,683                     10,542                 12,850
09/30/1999           10,468                     10,669                 12,498
10/31/1999           10,683                     10,701                 13,289
11/30/1999           10,744                     10,700                 13,559
12/31/1999           10,601                     10,651                 14,357
01/31/2000           10,538                     10,621                 13,636
02/29/2000           10,276                     10,745                 13,378
03/31/2000           10,810                     10,885                 14,687
04/30/2000           10,842                     10,852                 14,245
05/31/2000           10,863                     10,843                 13,953
06/30/2000           10,947                     11,069                 14,297
07/31/2000           10,936                     11,171                 14,073
08/31/2000           11,167                     11,330                 14,947
09/30/2000           11,114                     11,407                 14,158
10/31/2000           11,314                     11,480                 14,098
11/30/2000           11,198                     11,666                 12,987
12/31/2000           11,470                     11,886                 13,050
01/31/2001           11,665                     12,082                 13,513
02/28/2001           11,481                     12,189                 12,281
03/31/2001           11,199                     12,253                 11,503
04/30/2001           11,394                     12,195                 12,397
05/31/2001           11,513                     12,275                 12,480
06/30/2001           11,307                     12,316                 12,176
07/31/2001           11,437                     12,600                 12,056
08/31/2001           11,253                     12,739                 11,302
09/30/2001           10,906                     12,897                 10,389
10/31/2001           11,090                     13,157                 10,587
11/30/2001           11,329                     12,975                 11,399
12/31/2001           11,410                     12,899                 11,589
1/31/2002            11,355                     13,000                 11,338
2/28/2002            11,377                     13,125                 11,120
3/31/2002            11,499                     12,908                 11,538
4/30/2002            11,399                     13,152                 10,838
5/31/2002            11,433                     13,264                 10,758
6/30/2002            10,934                     13,362                  9,992
7/31/2002            10,613                     13,521                  9,213
8/31/2002            10,690                     13,758                  9,274
9/30/2002            10,203                     13,977                  8,266
10/31/2002           10,569                     13,914                  8,993
11/30/2002           10,923                     13,911                  9,523
12/31/2002           10,580                     14,200                  8,958

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -7.28%
Since inception                       1.47%

(Inception date March 2, 1998).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----------------------              SALOMON BROTHERS/JNL GLOBAL BOND FUND
   SALOMON BROTHERS                  Salomon Brothers Asset Management Inc.
   --------------------------        Peter J. Wilby, David J. Scott, Roger Lavan
             Asset Management

OBJECTIVE:

Salomon Brothers/JNL Global Bond Fund seeks as its investment objective a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Fund's investment objectives.

MONEY MANAGER COMMENTARY:

Macroeconomic fundamentals such as perceptions of benign inflation, slow economic growth and historically low interest rates, in our view, prompted many risk-adverse investors concerned about stock market volatility to reallocate their money from equities into higher-rated investment-grade debt securities during 2002.

In contrast to 2001, when the Federal Open Market Committee ("FOMC") cut the short-term federal funds rate ("fed funds rate") on 11 occassions to stimulate economic activity, the FOMC refrained from reducing its target for the rate during the first 10 months of 2002. During this time, amid investors' concerns about reports of fraudulent corporate accounting practices at several high-profile firms and uncertainties about the strength of the U.S. economy, prices of U.S. Treasury securities and other higher-rated investment-grade issues benefited from "flight-to-quality" buying as investors sought less-volatile investment alternatives.

As the reporting period progressed amid the release of newer economic data, questions about the momentum behind an economic recovery lingered in the markets. On November 6th the FOMC cut the fed funds rate by half a percentage point to a 40-year low of 1.25%. In December, Federal Reserve Chairman Alan Greenspan said the economy was still in a "soft patch." The European Central Bank ("ECB") also cut its key short-term rate target by half a percentage point to 2.75% on December 5, 2002.

After having generated formidable performance in 2002 as a whole, U.S. Treasuries generally continued to hold up well through the fourth quarter on a total return basis amid a volatile investment climate. U.S. Treasury bonds experienced a mild rally toward the end of the year as economic data suggested that total holiday sales growth (as tracked per one national index) was comparatively weak versus prior periods.

Although the U.S. high-yield market gained momentum over recent months on a total return basis, it faced a series of challenges earlier in the reporting period that contributed to its volatility. We feel that those challenges included corporate integrity concerns, downgrades in corporate debt ratings and uncertainties about the momentum behind a potential economic recovery. As the period progressed, a combination of factors during November that included an equity market rally, interest rate cut, improving economic data and large mutual fund inflows in our opinion propelled the high-yield market higher as investors became more optimistic about the investment environment. Despite volatility during the period, we became relatively more bullish on credit risk in the Fund.

Going forward, we believe that if the U.S. economy were to gradually improve, as we anticipate, the FOMC may eventually raise short-term interest rates to help minimize potential inflationary concerns. Given that prices of bonds typically move inversely to interest rates, we feel that bond prices in general may therefore come under pressure in anticipation of such a scenario. Despite the aforementioned concerns, however, if inflation levels remained tempered and barring the occurrence of any atypical influences on a geopolitical front that could potentially alter our economic outlook, we believe investment-grade securities can offer value on a total return basis over the long-term as part of a broader balanced portfolio.

In our mind, an economic recovery may enhance the backdrop for the high-yield market-and we think that we will have a muted recovery next year. We continue to focus on opportunities in the single-B sector on a selective basis that, in our view, offer favorable risk/reward profiles. Furthermore, we are seeking suitable opportunities in lower-quality investment-grade and crossover (investment-grade/high-yield) bonds. We think the investment environment will be moderate in terms of credit risk in 2003. The U.S. economy is anticipated to improve by market observers during the next 12 to 18 months. In light of this outlook, we are focusing on selectively adding a moderate amount of credit risk to the portfolio.

                    SALOMON BROTHERS/JNL GLOBAL BOND FUND

                                    [GRAPH]

                    Salomon Brothers/       Salomon Smith Barney Broad
  Date           JNL Global Bond Fund      Investment-Grade Bond Index
-------------------------------------------------------------------------

05/15/1995             10,000                       10,000
05/31/1995              9,930                       10,194
06/30/1995             10,040                       10,265
07/31/1995             10,070                       10,245
08/31/1995             10,110                       10,362
09/30/1995             10,240                       10,459
10/31/1995             10,210                       10,599
11/30/1995             10,420                       10,764
12/31/1995             10,714                       10,913
01/31/1996             11,138                       10,987
02/29/1996             11,011                       10,800
03/31/1996             11,074                       10,722
04/30/1996             11,190                       10,643
05/31/1996             11,286                       10,637
06/30/1996             11,370                       10,774
07/31/1996             11,434                       10,803
08/31/1996             11,593                       10,788
09/30/1996             11,910                       10,976
10/31/1996             11,985                       11,223
11/30/1996             12,175                       11,408
12/31/1996             12,256                       11,307
01/31/1997             12,383                       11,351
02/28/1997             12,510                       11,364
03/31/1997             12,325                       11,249
04/30/1997             12,498                       11,410
05/31/1997             12,741                       11,517
06/30/1997             12,925                       11,654
07/31/1997             13,213                       11,970
08/31/1997             13,179                       11,867
09/30/1997             13,432                       12,041
10/31/1997             13,190                       12,215
11/30/1997             13,386                       12,272
12/31/1997             13,563                       12,397
01/31/1998             13,673                       12,557
02/28/1998             13,770                       12,548
03/31/1998             13,868                       12,597
04/30/1998             13,892                       12,662
05/31/1998             13,917                       12,783
06/30/1998             13,904                       12,888
07/31/1998             13,965                       12,916
08/31/1998             13,063                       13,114
09/30/1998             13,526                       13,423
10/31/1998             13,551                       13,362
11/30/1998             13,856                       13,436
12/31/1998             13,897                       13,478
01/31/1999             13,884                       13,577
02/28/1999             13,766                       13,339
03/31/1999             13,975                       13,415
04/30/1999             14,157                       13,460
05/31/1999             13,819                       13,337
06/30/1999             13,884                       13,291
07/31/1999             13,858                       13,238
08/31/1999             13,727                       13,229
09/30/1999             13,884                       13,387
10/31/1999             13,975                       13,427
11/30/1999             14,027                       13,427
12/31/1999             14,157                       13,365
01/31/2000             14,032                       13,328
02/29/2000             14,308                       13,483
03/31/2000             14,391                       13,658
04/30/2000             14,267                       13,618
05/31/2000             14,157                       13,606
06/30/2000             14,460                       13,890
07/31/2000             14,599                       14,017
08/31/2000             14,778                       14,217
09/30/2000             14,806                       14,313
10/31/2000             14,723                       14,404
11/30/2000             14,861                       14,638
12/31/2000             15,187                       14,915
01/31/2001             15,465                       15,160
02/28/2001             15,568                       15,295
03/31/2001             15,582                       15,375
04/30/2001             15,538                       15,303
05/31/2001             15,611                       15,403
06/30/2001             15,641                       15,454
07/31/2001             15,875                       15,811
08/31/2001             16,051                       15,985
09/30/2001             15,948                       16,183
10/31/2001             16,300                       16,509
11/30/2001             16,168                       16,281
12/31/2001             16,206                       16,185
1/31/2002              16,362                       16,313
2/28/2002              16,518                       16,469
3/31/2002              16,502                       16,196
4/30/2002              16,782                       16,504
5/31/2002              16,782                       16,644
6/30/2002              16,487                       16,766
7/31/2002              16,269                       16,966
8/31/2002              16,767                       17,263
9/30/2002              16,798                       17,538
10/31/2002             16,860                       17,459
11/30/2002             17,234                       17,456
12/31/2002             17,564                       17,818

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                                8.38%
5 year                                5.30%
Since inception                       7.65%

(Inception date May 15, 1995).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----------------------              SALOMON BROTHERS/JNL HIGH YIELD BOND FUND
   SALOMON BROTHERS                  Salomon Brothers Asset Management Inc.
   --------------------------        Peter J. Wilby
             Asset Management

OBJECTIVE:

Salomon Brothers/JNL High Yield Bond Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities of U.S. issuers rated in medium to lower rating categories.

MONEY MANAGER COMMENTARY:

Although the high-yield market gained momentum over recent months on a total return basis, it faced a series of challenges earlier in the reporting period that contributed to its volatility. We feel that those challenges included corporate integrity concerns, downgrades in corporate debt ratings and uncertainties about the momentum behind a potential economic recovery. As the period progressed, a combination of factors during November that included an equity market rally, interest rate cut, improving economic data and large mutual fund inflows in our opinion propelled the high-yield market higher as investors became more optimistic about the investment environment. Despite volatility during the period, we became relatively more bullish on credit risk in the Fund.

Emerging markets debt, as measured by the JPMorgan Emerging Markets Bond Index Plus ("EMBI+"), returned 14.24% for 2002. Return volatility for emerging markets debt for the year registered substantially below long-term historical levels. In June, we reduced some of the portfolio's allocation to emerging markets debt due to negative developments in Argentina and the expected volatility surrounding the upcoming presidential election in Brazil. Latin American debt, as measured by the EMBI+, returned 7.17% for 2002. Venezuelan debt, as measured by the EMBI+, returned 18.74% for the year. A strike effectively shut down much commerce in the country, but bond prices generally performed well as oil continued to trade above many expectations. Mexican debt, as measured by the EMBI+, returned 16.38% for the annual period. In our view, the country's strong credit fundamentals supported its favorable performance during 2002. We believe the primary risk to stability is political. Brazilian debt, as measured by the EMBI+, returned negative 3.35% for the year. We believe the weak performance of the Brazilian market was caused by investors' concerns about future economic policies of the Lula administration. During a selloff and following several of our trips to Brazil, we began to add to the portfolio's position in Brazilian debt as we believed that the new administration would adopt more market-friendly policies, and Brazilian debt rebounded during the fourth quarter of 2002. Argentinian debt, as measured by the EMBI+, returned negative 5.57% for 2002. Following the country's default on its external debt obligations in December 2001, policymakers have struggled to free the economy from recession. We continue to monitor developments in this market very closely.

Overall, non-Latin American countries outperformed Latin American countries during 2002, returning 25.57% for the period (as measured by the EMBI+). Russian debt, based upon the return of the EMBI+, ranked as the best-performing market in the EMBI+, having generated 35.86% for 2002. In our opinion, high oil prices during the period strengthened Russia's credit fundamentals. Turkish debt, as measured by the EMBI+, returned 20.68% for 2002. The country's strategic importance, combined with its improved relations with the International Monetary Fund, in our view, have attracted recent investor interest.

Outlook: An economic recovery could enhance the backdrop for the high-yield market. We think that we will have a muted recovery next year with moderate credit risk. We continue to focus on opportunities in the single-B sector on a selective basis that, in our view, offer favorable risk/reward profiles. Furthermore, we are selectively adding a moderate amount of credit risk to the portfolio, seeking suitable opportunities in lower-quality investment-grade and crossover (investment-grade/high-yield) bonds.

Assuming that the worst of investors' risk aversion to global emerging markets as characterized in 2002 is in the past, we think that higher yields available in emerging markets debt should support interest in these markets in 2003. Our main concern at this point would be increased risk volatility in global markets related to uncertainty regarding possible military action in Iraq. We remain vigilant in monitoring this risk.

                  SALOMON BROTHERS/JNL HIGH YIELD BOND FUND

                                    [GRAPH]

                    Salomon Brothers/          Salomon Smith Barney
  Date         JNL High Yield Bond Fund      High Yield Market Index
------------------------------------------------------------------------

03/02/1998             10,000                        10,000
03/31/1998             10,050                        10,108
04/30/1998             10,080                        10,163
05/31/1998             10,110                        10,190
06/30/1998             10,140                        10,213
07/31/1998             10,190                        10,295
08/31/1998              9,760                         9,605
09/30/1998              9,830                         9,723
10/31/1998              9,690                         9,589
11/30/1998             10,160                        10,071
12/31/1998             10,132                        10,063
01/31/1999             10,249                        10,214
02/28/1999             10,196                        10,128
03/31/1999             10,291                        10,214
04/30/1999             10,428                        10,428
05/31/1999             10,312                        10,264
06/30/1999             10,164                        10,241
07/31/1999             10,111                        10,263
08/31/1999              9,911                        10,141
09/30/1999              9,942                        10,064
10/31/1999              9,784                         9,996
11/30/1999              9,858                        10,152
12/31/1999              9,954                        10,238
01/31/2000              9,840                        10,153
02/29/2000              9,817                        10,177
03/31/2000              9,634                         9,970
04/30/2000              9,600                        10,010
05/31/2000              9,485                         9,870
06/30/2000              9,611                        10,092
07/31/2000              9,703                        10,202
08/31/2000              9,794                        10,278
09/30/2000              9,737                        10,167
10/31/2000              9,508                         9,866
11/30/2000              9,360                         9,463
12/31/2000              9,490                         9,656
01/31/2001              9,848                        10,307
02/28/2001              9,997                        10,430
03/31/2001              9,972                        10,241
04/30/2001             10,009                        10,090
05/31/2001             10,083                        10,252
06/30/2001              9,972                         9,970
07/31/2001             10,096                        10,158
08/31/2001             10,195                        10,296
09/30/2001              9,613                         9,555
10/31/2001              9,861                         9,872
11/30/2001             10,046                        10,248
12/31/2001              9,996                        10,182
1/31/2002              10,090                        10,225
2/28/2002              10,036                        10,114
3/31/2002              10,225                        10,384
4/30/2002              10,386                        10,553
5/31/2002              10,346                        10,423
6/30/2002               9,875                         9,505
7/31/2002               9,592                         9,075
8/31/2002               9,915                         9,420
9/30/2002               9,848                         9,235
10/31/2002              9,780                         9,204
11/30/2002             10,400                         9,906
12/31/2002             10,571                        10,028


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                                5.76%
Since inception                       1.15%

(Inception date March 2, 1998).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-----------------------               SALOMON BROTHERS/JNL U.S. GOVERNMENT &
   SALOMON BROTHERS                     QUALITY BOND FUND
   --------------------------         Salomon Brothers Asset Management Inc
             Asset Management         Roger Lavan

OBJECTIVE:

Salomon Brothers/JNL U.S. Government & Quality Bond Fund seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Fund may also invest a portion of its assets in investment-grade bonds.

MONEY MANAGER COMMENTARY:

Macroeconomic fundamentals such as perceptions of benign inflation, slow economic growth and historically low interest rates, in our view, prompted many risk-adverse investors concerned about stock market volatility to reallocate their money from equities into U.S. Treasury securities during 2002.

In contrast to 2001, when the Federal Open Market Committee ("FOMC") cut the short-term federal funds rate ("fed funds rate") on 11 occasions to stimulate economic activity, the FOMC refrained from reducing its target for the rate during the first 10 months of 2002. During this time, amid investors' concerns about reports of fraudulent corporate accounting practices at several high-profile firms and uncertainties about the strength of the U.S. economy, prices of U.S. Treasuries securities benefited from "flight-to-quality" buying as investors sought less-volatile investment alternatives.

As the reporting period progressed amid the release of newer economic data, questions about the momentum behind an economic recovery lingered in the markets. On November 6th the FOMC proceeded to cut the fed funds rate by half a percentage point to a 40-year low of 1.25%. In December, Federal Reserve Chairman Alan Greenspan said the economy was still in a "soft patch," although in our view, Mr. Greenspan provided a modestly optimistic assessment of the U.S. economy that month.

After having generated favorable performance in 2002 as a whole, U.S. Treasuries in general continued to hold up well through the fourth quarter on a total return basis amid a volatile investment climate. U.S. Treasury bonds experienced a mild rally toward the end of the year as economic data suggested that total holiday sales growth (as tracked per one national index) was comparatively weak versus prior periods.

Looking ahead, we believe that if the U.S. economy were to gradually improve, as we anticipate, the FOMC may eventually raise short-term interest rates to help minimize potential inflationary concerns. Given that prices of bonds typically move inversely to interest rates, we feel that bond prices in general may therefore come under pressure in anticipation of such a scenario. Despite the aforementioned concerns, however, if inflation levels remained tempered and barring the occurrence of any atypical influences on a geopolitical front that could potentially alter our economic outlook, we believe U.S. Treasury securities can offer value on a total return basis over the long-term as part of a broader balanced portfolio. Given the recent environment, we are vigilantly monitoring the course of events in Iraq and other factors that, in our opinion, may potentially influence the direction of interest rates and the economy.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND

                                     [GRAPH]

                     Salomon Brothers/JNL
                      U.S. Government &        Salomon Smith Barney
   Date               Quality Bond Fund           Treasury Index
--------------------------------------------------------------------------------

05/15/1995                10,000                        10,000
05/31/1995                10,030                        10,199
06/30/1995                10,140                        10,277
07/31/1995                10,060                        10,242
08/31/1995                10,180                        10,356
09/30/1995                10,270                        10,449
10/31/1995                10,410                        10,612
11/30/1995                10,560                        10,784
12/31/1995                10,694                        10,934
01/31/1996                10,766                        11,005
02/29/1996                10,548                        10,786
03/31/1996                10,465                        10,691
04/30/1996                10,424                        10,608
05/31/1996                10,393                        10,606
06/30/1996                10,507                        10,737
07/31/1996                10,528                        10,761
08/31/1996                10,528                        10,740
09/30/1996                10,694                        10,916
10/31/1996                10,901                        11,161
11/30/1996                11,098                        11,348
12/31/1996                10,969                        11,232
01/31/1997                11,002                        11,249
02/28/1997                11,023                        11,254
03/31/1997                10,905                        11,142
04/30/1997                11,045                        11,296
05/31/1997                11,131                        11,394
06/30/1997                11,227                        11,522
07/31/1997                11,561                        11,852
08/31/1997                11,432                        11,730
09/30/1997                11,604                        11,911
10/31/1997                11,797                        12,118
11/30/1997                11,840                        12,146
12/31/1997                11,974                        12,249
01/31/1998                12,153                        12,438
02/28/1998                12,130                        12,398
03/31/1998                12,153                        12,435
04/30/1998                12,209                        12,490
05/31/1998                12,321                        12,618
06/30/1998                12,422                        12,764
07/31/1998                12,444                        12,784
08/31/1998                12,735                        13,128
09/30/1998                13,150                        13,494
10/31/1998                13,038                        13,448
11/30/1998                13,038                        13,449
12/31/1998                13,099                        13,475
01/31/1999                13,170                        13,557
02/28/1999                12,888                        13,214
03/31/1999                12,970                        13,267
04/30/1999                13,005                        13,296
05/31/1999                12,841                        13,177
06/30/1999                12,759                        13,145
07/31/1999                12,712                        13,134
08/31/1999                12,712                        13,137
09/30/1999                12,864                        13,239
10/31/1999                12,888                        13,255
11/30/1999                12,853                        13,230
12/31/1999                12,772                        13,145
01/31/2000                12,685                        13,176
02/29/2000                12,870                        13,374
03/31/2000                13,055                        13,639
04/30/2000                13,018                        13,598
05/31/2000                13,006                        13,618
06/30/2000                13,240                        13,848
07/31/2000                13,339                        13,989
08/31/2000                13,536                        14,193
09/30/2000                13,610                        14,206
10/31/2000                13,721                        14,344
11/30/2000                13,967                        14,637
12/31/2000                14,241                        14,917
01/31/2001                14,410                        15,033
02/28/2001                14,527                        15,216
03/31/2001                14,592                        15,266
04/30/2001                14,436                        15,078
05/31/2001                14,475                        15,129
06/30/2001                14,527                        15,208
07/31/2001                14,903                        15,584
08/31/2001                15,072                        15,786
09/30/2001                15,436                        16,040
10/31/2001                15,852                        16,476
11/30/2001                15,423                        16,075
12/31/2001                15,226                        15,921
1/31/2002                 15,362                        16,025
2/28/2002                 15,526                        16,174
3/31/2002                 15,158                        15,780
4/30/2002                 15,553                        16,166
5/31/2002                 15,648                        16,260
6/30/2002                 15,839                        16,489
7/31/2002                 16,166                        16,877
8/31/2002                 16,494                        17,234
9/30/2002                 16,875                        17,698
10/31/2002                16,725                        17,496
11/30/2002                16,575                        17,329
12/31/2002                16,973                        17,774


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               11.47%
5 year                                7.22%
Since inception                       7.17%

(Inception date May 15, 1995).


PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND
[T.ROWE PRICE LOGO]     T. Rowe Price Associates, Inc.
                        Investment Advisory Committee
OBJECTIVE:

T. Rowe Price/JNL Established Growth Fund seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

MONEY MANAGER COMMENTARY:

In the 12 months ended December 31, the fund posted losses that were less severe than the Lipper peer group and style benchmark Russell 1000 Growth Index and in line with the broad S&P 500 Index. The primary relative performance driver was stock selection in the health care and information technology sectors, while industrials and business services were a significant drag.

For the year, every sector in the S&P 500 posted losses and only energy and materials scratched out meager gains in the Russell 1000 Growth Index. Strength in these two sectors contributed to value's outperformance relative to growth. However, the surge in information technology in the fourth quarter helped to push growth ahead of value for the last six months. Stocks resumed to their familiar downtrend in December, giving back much of their impressive gains from the previous two months. Though the S&P 500 Index managed an 8.44% gain for the fourth quarter, equity markets posted a third consecutive annual loss, their worst performance since 1939-41. The S&P 500 returned -22.10% for the year. Small- and mid-cap shares held up better than large-caps. The S&P MidCap 400 Index and the Russell 2000 Index of smaller companies returned -14.51% and -20.48%, respectively, for the year. Across all capitalizations, value outperformed growth.

Geopolitical tensions mounted in December, pushing oil prices above $33 a barrel and casting a pall over business and consumer confidence. Partly as a result economic news remained decidedly mixed. By some reports, the Christmas shopping season in the U.S. was the worst in more than 30 years. Yet bright spots remained, including strong growth in productivity and real personal income, and a rebound in corporate profits. As was the case throughout the year, technology and telecommunications stocks paced the market out, leading to a -31.53% 12-month result for the tech-dominated Nasdaq Composite.

An underweight allocation and strong stock selection in the information technology sector generated the strongest contribution to relative performance. Our significant underweight in the sector, which plunged in the first three quarters of 2002, and our focus on service companies such as Affiliated Computer Services and Accenture benefited relative results as this group held up better than the rest of technology during the downturn. Among semiconductor stocks, which generated mixed results during the year, the portfolio benefited from excellent performance in Korea-based Samsung Electronics.

Health care was another positive for the fund, as service providers remained resilient in the downturn. However, as the markets moved higher in the fourth quarter, these holdings suffered as investors moved into more cyclical and riskier sectors. Strength from service providers offset weakness in equipment manufacturers and pharmaceuticals. Our overweight positions in UnitedHealth Group, WellPoint Health Networks, HCA, and AmerisourceBergen strongly contributed to both absolute and relative performance. Service providers generated solid earnings results without significant multiple expansion making them attractive to investors looking for a measure of stability. We trimmed some of these holdings and reallocated some of the sector's first-half gains into media and technology positions in the summer.

The industrials and business services sector was the largest detractor to relative results as investors punished large conglomerates that had complex accounting or an acquisitive nature. The business services industry struggled with flagging demand at the beginning of the year. However, more recently, as the economy has improved, business processors have become the top-performing group in this sector. Apollo Group was among our top contributors to relative results, benefiting from its online education programs.

Sharp cuts in capital investment, successful labor cost containment efforts, and strong productivity gains have set the stage for a resumption of corporate profit growth, which should in turn support a capital spending rebound. This lends to our optimistic outlook, as we believe that the valuations of our companies are very attractive relative to their earnings growth prospects. Your portfolio holds seasoned, well-managed, consistent-growth companies, and during the year we systematically increased its economic sensitivity to take advantage of the eventual economic upturn. Over time, in an environment of stable earnings and increasing corporate profits, we think investor uncertainties will subside and growth stock investing will regain its luster.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND

                                     [GRAPH]

   Date        T. Rowe Price/JNL Established Growth Fund          S&P 500 Index
--------------------------------------------------------------------------------

05/15/1995                   10,000                                   10,000
05/31/1995                   10,230                                   10,130
06/30/1995                   10,760                                   10,356
07/31/1995                   11,210                                   10,694
08/31/1995                   11,230                                   10,726
09/30/1995                   11,720                                   11,179
10/31/1995                   11,570                                   11,139
11/30/1995                   11,820                                   11,627
12/31/1995                   12,146                                   11,851
01/31/1996                   12,766                                   12,254
02/29/1996                   12,834                                   12,368
03/31/1996                   12,823                                   12,487
04/30/1996                   13,116                                   12,671
05/31/1996                   13,387                                   12,996
06/30/1996                   13,376                                   13,046
07/31/1996                   12,879                                   12,469
08/31/1996                   13,241                                   12,732
09/30/1996                   14,019                                   13,448
10/31/1996                   14,166                                   13,819
11/30/1996                   15,080                                   14,862
12/31/1996                   14,890                                   14,568
01/31/1997                   15,589                                   15,477
02/28/1997                   15,613                                   15,598
03/31/1997                   14,949                                   14,958
04/30/1997                   15,636                                   15,850
05/31/1997                   16,692                                   16,813
06/30/1997                   17,510                                   17,567
07/31/1997                   18,707                                   18,963
08/31/1997                   17,711                                   17,901
09/30/1997                   18,731                                   18,882
10/31/1997                   18,185                                   18,252
11/30/1997                   18,849                                   19,097
12/31/1997                   19,277                                   19,424
01/31/1998                   19,598                                   19,639
02/28/1998                   21,190                                   21,056
03/31/1998                   22,227                                   22,134
04/30/1998                   22,399                                   22,418
05/31/1998                   21,856                                   21,996
06/30/1998                   22,597                                   22,863
07/31/1998                   22,375                                   22,620
08/31/1998                   18,907                                   19,353
09/30/1998                   19,968                                   20,593
10/31/1998                   21,622                                   22,266
11/30/1998                   22,967                                   23,615
12/31/1998                   24,633                                   24,975
01/31/1999                   24,956                                   26,019
02/28/1999                   24,309                                   25,211
03/31/1999                   25,188                                   26,220
04/30/1999                   26,041                                   27,235
05/31/1999                   25,317                                   26,592
06/30/1999                   26,713                                   28,068
07/31/1999                   25,951                                   27,191
08/31/1999                   25,692                                   27,057
09/30/1999                   25,162                                   26,315
10/31/1999                   26,687                                   27,980
11/30/1999                   27,683                                   28,549
12/31/1999                   29,995                                   30,231
01/31/2000                   28,944                                   28,712
02/29/2000                   30,050                                   28,168
03/31/2000                   32,483                                   30,924
04/30/2000                   31,405                                   29,994
05/31/2000                   30,354                                   29,378
06/30/2000                   32,345                                   30,102
07/31/2000                   31,888                                   29,632
08/31/2000                   34,349                                   31,472
09/30/2000                   32,649                                   29,811
10/31/2000                   32,220                                   29,685
11/30/2000                   29,027                                   27,344
12/31/2000                   29,894                                   27,478
01/31/2001                   30,835                                   28,453
02/28/2001                   27,820                                   25,859
03/31/2001                   25,396                                   24,221
04/30/2001                   28,060                                   26,103
05/31/2001                   28,299                                   26,278
06/30/2001                   27,597                                   25,638
07/31/2001                   27,039                                   25,386
08/31/2001                   25,300                                   23,796
09/30/2001                   23,497                                   21,875
10/31/2001                   24,407                                   22,292
11/30/2001                   26,337                                   24,002
12/31/2001                   26,835                                   24,402
01/31/2002                   25,891                                   23,874
02/28/2002                   25,347                                   23,413
03/31/2002                   26,451                                   24.294
04/30/2002                   24,932                                   22,821
05/31/2002                   24,548                                   22,653
06/30/2002                   22,469                                   21,039
07/31/2002                   20,806                                   19,399
08/31/2002                   21,338                                   19,526
09/30/2002                   19,031                                   17,404
10/31/2002                   20,822                                   18,936
11/30/2002                   21,845                                   20,051
12/31/2002                   20,575                                   18,862


AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -23.33%
5 year                                1.31%
Since inception                       9.91%

(Inception date May 15, 1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        T. ROWE PRICE/JNL MID-CAP GROWTH FUND
[T.ROWE PRICE LOGO]     T. Rowe Price Associates, Inc.
                        Investment Advisory Committee

OBJECTIVE:

T. Rowe Price/JNL Mid-Cap Growth Fund seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

MONEY MANAGER COMMENTARY:

The T. Rowe Price/JNL Mid-Cap Growth Fund fell 21.93% in 2002, behind the S&P MidCap 400 Index (-14.51%) but ahead of the Lipper Mid-Cap Growth Funds Index (-28.47%) and the Russell Midcap Growth Index (-27.41%). The S&P MidCap 400 Index benefited from its significant representation of value stocks, which outperformed for the year. Your fund's growth-at-a-reasonable-price approach enabled us to sidestep the more severe losses of our more aggressive benchmarks. Our significant weighting in the energy sector also aided results, but our limited weighting in consumer staples hurt performance. Nonetheless, the fund's significant decline for the year reflects the fact that there were few places, especially among growth stocks, to hide in 2002.

Stocks posted their third consecutive negative year in 2002 as the economy struggled to gain momentum and investors were shaken by a series of corporate governance and accounting scandals. Consumers remained the pillar of the economy, but holiday spending was disappointing and business investment continued to be lackluster. After a rally in October and November, the market slipped as the year closed due to geopolitical concerns and global economic uncertainty. Commodity prices, led by crude oil and gold, rose significantly due to the threats posed by Iraq and North Korea and strikes in Venezuela that curtailed oil production. All but two sectors of the S&P MidCap 400 Index fell during the year, and most of them posted double digit declines, led by telecommunication services (-49%) and information technology (-39%). Only the consumer staples (+5%) and energy sectors (+9%) rose in 2002. Top contributors included luxury accessories maker Coach, which continue to post excellent results, wireless service provider Nextel Communications, which soared after reporting its first-ever profitable quarter and better-than-expected subscriber growth, and managed care provider Wellpoint Health Networks, a well-managed company in a defensive growth industry.

Top detractors included cellular phone service provider Western Wireless, which posted worse-than-expected results, asset manager Waddell & Reed Financial, a strong franchise hurt by steep declines among growth stocks, and biotechnology company Sepracor, which experienced a number of disappointments with new products. We eliminated Sepracor.

Recent new purchases were directed primarily to the health care and industrials and business services sectors, while we were net sellers of the financial and consumer discretionary sectors. Top purchases included generic drug makers Barr Laboratories and Mylan Laboratories and gold mining company Newmont Mining. We think that generic drug manufacturers will benefit as the nation struggles to contain health care costs. Top sales included Affiliated Computer Services, in which we took profits, Capital One Financial and Shire Pharmaceuticals, both of which were eliminated. Affiliated Computer Services remains a core holding (among our top 10 at period end). We were concerned about Capital One's exposure to low-quality credit card debt, and disappointed by the departure of Shire Pharmaceuticals' CEO, whom we admired.

Equity valuations are attractive. We expect a gradually strengthening economy in 2003 and a number of our holdings, from employment services to industrial stocks, would benefit. Fundamentals remain strong throughout health care, including biotechnology, pharmaceuticals, and health care services. Prospects for mid-cap growth stocks are especially favorable as mid-cap valuations are below those of large-caps while mid-cap earnings are expected to grow faster.

                    T. ROWE PRICE/JNL MID-CAP GROWTH FUND

                                    [GRAPH]

   Date         T. Rowe Price/JNL Mid-Cap Growth Fund       S&P Midcap 400 Index
--------------------------------------------------------------------------------

05/15/1995                   10,000                                 10,000
05/31/1995                   10,020                                 10,009
06/30/1995                   10,740                                 10,417
07/31/1995                   11,460                                 10,959
08/31/1995                   11,780                                 11,161
09/30/1995                   12,230                                 11,432
10/31/1995                   12,120                                 11,138
11/30/1995                   12,580                                 11,622
12/31/1995                   12,922                                 11,593
01/31/1996                   12,922                                 11,761
02/29/1996                   13,672                                 12,160
03/31/1996                   14,006                                 12,306
04/30/1996                   14,434                                 12,683
05/31/1996                   14,851                                 12,854
06/30/1996                   14,496                                 12,661
07/31/1996                   13,725                                 11,807
08/31/1996                   14,548                                 12,489
09/30/1996                   15,237                                 13,034
10/31/1996                   15,007                                 13,072
11/30/1996                   15,737                                 13,807
12/31/1996                   15,955                                 12,823
01/31/1997                   16,094                                 13,304
02/28/1997                   15,848                                 13,195
03/31/1997                   14,905                                 12,633
04/30/1997                   15,001                                 12,960
05/31/1997                   16,373                                 14,093
06/30/1997                   16,930                                 14,489
07/31/1997                   17,819                                 15,921
08/31/1997                   17,819                                 15,902
09/30/1997                   18,901                                 16,817
10/31/1997                   17,948                                 16,085
11/30/1997                   18,066                                 16,323
12/31/1997                   18,860                                 17,994
01/31/1998                   18,882                                 17,652
02/28/1998                   20,630                                 19,114
03/31/1998                   21,901                                 20,012
04/30/1998                   21,857                                 20,377
05/31/1998                   20,934                                 19,441
06/30/1998                   21,998                                 19,546
07/31/1998                   21,032                                 18,788
08/31/1998                   16,917                                 15,293
09/30/1998                   18,035                                 16,720
10/31/1998                   19,664                                 18,212
11/30/1998                   20,467                                 19,121
12/31/1998                   22,914                                 21,429
01/31/1999                   23,261                                 20,592
02/28/1999                   21,770                                 19,514
03/31/1999                   22,745                                 20,059
04/30/1999                   23,553                                 21,641
05/31/1999                   24,282                                 21,735
06/30/1999                   25,505                                 22,899
07/31/1999                   25,583                                 22,409
08/31/1999                   24,248                                 21,640
09/30/1999                   23,676                                 20,972
10/31/1999                   24,574                                 22,041
11/30/1999                   25,549                                 23,198
12/31/1999                   28,415                                 24,576
01/31/2000                   27,205                                 23,884
02/29/2000                   29,218                                 25,556
03/31/2000                   31,219                                 27,694
04/30/2000                   29,697                                 26,726
05/31/2000                   29,026                                 26,395
06/30/2000                   29,985                                 26,782
07/31/2000                   29,530                                 27,205
08/31/2000                   32,681                                 30,243
09/30/2000                   31,687                                 30,036
10/31/2000                   31,423                                 29,017
11/30/2000                   28,247                                 26,827
12/31/2000                   30,451                                 28,880
01/31/2001                   31,657                                 29,524
02/28/2001                   29,244                                 27,839
03/31/2001                   26,390                                 25,769
04/30/2001                   29,906                                 28,612
05/31/2001                   30,295                                 29,278
06/30/2001                   30,269                                 29,160
07/31/2001                   29,906                                 28,726
08/31/2001                   28,284                                 27,786
09/30/2001                   24,755                                 24,330
10/31/2001                   26,260                                 25,407
11/30/2001                   28,530                                 27,297
12/31/2001                   29,996                                 28,833
01/31/2002                   28,972                                 28,548
02/28/2002                   28,232                                 28,583
03/31/2002                   30,165                                 30,626
04/30/2002                   29,335                                 30,483
05/31/2002                   29,270                                 29,969
06/30/2002                   26,753                                 27,775
07/31/2002                   23,795                                 25,084
08/31/2002                   23,626                                 25,211
09/30/2002                   21,524                                 23,180
10/31/2002                   22,990                                 24,184
11/30/2002                   24,612                                 25,583
12/31/2002                   23,418                                 25,544

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                              -21.93%
5 year                                4.42%
Since inception                      11.78%

(Inception date May 15, 1995).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

                        T. ROWE PRICE/JNL VALUE FUND
[T.ROWE PRICE LOGO]     T. Rowe Price Associates, Inc.
                        Investment Advisory Committee
OBJECTIVE:

The T. Rowe Price/JNL Value Fund seeks as its investment objective to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

MONEY MANAGER COMMENTARY:

We are certainly glad to close the books on 2002. Despite a fourth-quarter rally, the Russell 1000 Growth Index declined 11.29% during the past six months, bringing the total loss for the year to -15.52%. This disappointing period concludes a three-year string of annual losses, the first such period since the 1939-1941 bear market.

We did not distinguish ourselves managing the fund in 2002. Our only solace is that we performed in line with our benchmarks during the past six months as well as the entire year. Relative results were good, but it is always less than satisfying for us when our shareholders lose money.

Unlike 2000 and 2001, when the fund was profitable, this year we were not able to keep our heads above water in the face of such a broad and sharp sell-off for stocks in general. Both value and growth stocks ended the year in negative territory, and small-, mid-, and large-cap shares posted losses. The past three years were the most damaging bear market since the 1930s, and we were generally protective of your investment as the fund endured only a small loss during this period.

The lesson learned from 2002 is how disappointing some investments can be, even when you make them at what seem like attractive valuations at the time. Our holdings in defense (including Lockheed Martin), industrials (Cooper Industries), media (Washington Post), and consumer products sectors (Fortune Brands) were among the better performers for the year. On the negative side of the ledger, Delta Airlines, Corning, Goodyear, and Fleet Boston were among the most disappointing. Most of the purchases reflect investment opportunities created by severe price declines during the bear market. We made opportunistic purchases of Safeway, Pinnacle West Capital, Electronic Data Systems, and LM Ericsson at what we felt were attractive levels of valuation. Significant sales included companies such as Omnicom, Meredith, and TRW, which rose in value to a level where the potential for continued appreciation seemed diminished. Ericsson is one of the few companies that we both bought and sold in the same period, a timely investment that rallied sharply so quickly that we decided to sell it late in the year.

We believe the investment environment should show signs of improvement in 2003. The conditions are in place for an eventual economic upturn. In our view, the long series of rate cuts by the Federal Reserve, combined with a stimulative fiscal policy on the part of the Bush administration, should help the economy grow moderately in 2003. Last year's crisis in investor confidence is slowly fading and, while the precise outcome of the President's economic stimulus plan remains to be seen, any improvement in the tax treatment of dividends should benefit the type of companies in which we invest. Many investors moved out of stocks during the bear market and invested the proceeds in low-yielding cash alternatives, which could provide liquidity for a stock market advance through the rest of the year.

As always, investors face considerable uncertainties, not the least of which are the threat of further terrorist acts and a possible war with Iraq. Historically, investor psychology moves along a continuum between fear on one end and greed on the other. The greed era of the late 90's is clearly over and fear has taken hold. Stocks often perform well coming out of these periods, and we are hopeful that this will be the case as we progress through 2003. For our part, we will continue to do what we have always done, that is, to strive to make sound investment decisions in our ongoing effort to enhance shareholder value.

                         T. ROWE PRICE/JNL VALUE FUND

                                    [GRAPH]

  Date            T. Rowe Price/JNL Value Fund        Russell 1000 Value Index
-------------------------------------------------------------------------------

05/01/2000                   10,000                           10,000
05/31/2000                   10,160                            9,975
06/30/2000                    9,650                            9,492
07/31/2000                    9,740                            9,606
08/31/2000                   10,370                           10,119
09/30/2000                   10,210                           10,197
10/31/2000                   10,780                           10,436
11/30/2000                   10,600                           10,028
12/31/2000                   11,254                           10,517
01/31/2001                   11,799                           10,542
02/28/2001                   11,526                           10,228
03/31/2001                   11,102                            9,857
04/30/2001                   11,718                           10,327
05/31/2001                   12,032                           10,537
06/30/2001                   11,739                           10,292
07/31/2001                   11,698                           10,257
08/31/2001                   11,375                            9,823
09/30/2001                   10,193                            9,120
10/31/2001                   10,243                            9,028
11/30/2001                   11,112                            9,532
12/31/2001                   11,341                            9,790
01/31/2002                   11,290                            9,649
02/28/2002                   11,372                            9,644
03/31/2002                   11,902                           10,089
04/30/2002                   11,453                            9,729
05/31/2002                   11,555                            9,758
06/30/2002                   10,596                            9,183
07/31/2002                    9,463                            8,314
08/31/2002                    9,606                            8,354
09/30/2002                    8,595                            7,412
10/31/2002                    9,075                            7,942
11/30/2002                    9,942                            8,419
12/31/2002                    9,432                            8,036

AVERAGE ANNUAL
TOTAL RETURN
-------------------------------------------

1 year                               -16.84%
Since inception                       -2.17%

(Inception date May 1, 2000).

PAST PERFORMANCE IS PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

JNL SERIES TRUST
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2002

                                                                 Shares    Value
--------------------------------------------------------------------------------

AIM/JNL Large Cap Growth Fund
Common Stocks - 94.7%
Aerospace & Defense - 0.6%
   United Technologies Corp.                                        1     $   43

Apparel - 0.7%
   Jones Apparel Group Inc. (b)                                     1         50

Banks - 3.7%
   Bank of America Corp.                                            1         56
   Charter One Financial Inc.                                       2         66
   North Fork Bancorp. Inc.                                         1         47
   US Bancorp                                                       2         38
   Wells Fargo & Co.                                                1         52
                                                                          ------
                                                                             259
Beverages - 3.2%
   Anheuser-Busch Cos. Inc.                                         2         77
   Coca-Cola Enterprises Inc.                                       3         63
   PepsiCo Inc.                                                     2         80
                                                                          ------
                                                                             220
Biotechnology - 1.3%
   Amgen Inc. (b)                                                   2         87

Commercial Services - 2.8%
   Apollo Group Inc. (b)                                            2         79
   Moody's Corp.                                                    1         33
   Weight Watchers International Inc. (b)                           2         78
                                                                          ------
                                                                             190
Computers - 6.2%
   Dell Computer Corp. (b)                                         10        265
   International Business Machines Corp.                            1         78
   Lexmark International Inc. (b)                                   1         83
                                                                          ------
                                                                             426
Cosmetics & Personal Care - 4.2%
   Avon Products Inc.                                               2         81
   Colgate-Palmolive Co.                                            1         47
   Procter & Gamble Co.                                             2        159
                                                                          ------
                                                                             287
Diversified Financial Services - 7.4%
   American Express Co.                                             2         57
   Fannie Mae                                                       1         45
   Freddie Mac                                                      3        195
   MBNA Corp.                                                       4         78
   SLM Corp.                                                        1        135
                                                                          ------
                                                                             510
Electrical Components & Equipment - 0.7%
   Samsung Electronics Co. Ltd.                                     -         48

Healthcare - 15.0%
   Alcon Inc. (b)                                                   2         82
   Anthem Inc. (b)                                                  1         50
   Becton Dickinson & Co.                                           2         71
   Boston Scientific Corp. (b)                                      5        217
   Johnson & Johnson                                                5        256
   Medtronic Inc.                                                   1         64
   St. Jude Medical Inc. (b)                                        1         56
   Stryker Corp.                                                    1         54
   UnitedHealth Group Inc.                                          1         76
   Zimmer Holdings Inc. (b)                                         3        105
                                                                          ------
                                                                           1,031
Household Products - 4.7%
   Avery Dennison Corp.                                             1         43
   Clorox Co.                                                       2         74
   Fortune Brands Inc.                                              1         47
   Newell Rubbermaid Inc.                                           3         85
   Reckitt Benckiser Plc                                            4         74
                                                                          ------
                                                                             323
Insurance - 2.5%
   AFLAC Inc.                                                       3         81
   AMBAC Financial Group Inc.                                       1         45
   Progressive Corp.                                                1         45
                                                                          ------
                                                                             171
Internet - 2.8%
   Amazon.Com Inc. (b)                                              3         64
   eBay Inc. (b)                                                    1         61
   Symantec Corp. (b)                                               2         69
                                                                          ------
                                                                             194
Leisure Time - 1.2%
   Harley-Davidson Inc.                                             2         81

Lodging - 0.9%
   Harrah's Entertainment Inc. (b)                                  2         59

Manufacturing - 2.9%
   3M Co.                                                           1         86
   General Electric Co.                                             3         67
   ITT Industries Inc.                                              1         49
                                                                          ------
                                                                             202
Media - 1.9%
   Fox Entertainment Group Inc. (b)                                 3         75
   Gannett Co. Inc.                                                 1         53
                                                                          ------
                                                                             128
Pharmaceuticals - 7.8%
   Allergan Inc.                                                    1         75
   Pfizer Inc.                                                     11        323
   Teva Pharmaceutical Industries Ltd. - ADR                        4        136
                                                                          ------
                                                                             534
Retail - 6.2%
   Autozone Inc. (b)                                                1         71
   Bed Bath & Beyond Inc. (b)                                       2         55
   Lowe's Cos. Inc.                                                 3         94
   Staples Inc. (b)                                                 5         93
   TJX Cos. Inc.                                                    2         45
   Wal-Mart Stores Inc.                                             1         71
                                                                          ------
                                                                             429
Savings & Loans - 1.1%
   Washington Mutual Inc.                                           2         73

Semiconductors - 2.0%
   Analog Devices Inc. (b)                                          2         36
   Applied Materials Inc. (b)                                       3         33
   Microchip Technology Inc.                                        2         48
   Texas Instruments Inc.                                           1         21
                                                                          ------
                                                                             138
Software - 10.2%
   Electronic Arts Inc. (b)                                         1         42
   First Data Corp.                                                 2         88
   Intuit Inc. (b)                                                  2         99
   Microsoft Corp. (b)                                              7        367
   Oracle Corp. (b)                                                10        106
                                                                          ------
                                                                             702
Telecommunications Equipment - 3.2%
   Cisco Systems Inc. (b)                                          12        163
   Nokia Corp. - ADR                                                4         56
                                                                          ------
                                                                             219
Toys & Hobbies - 0.8%
   Mattel Inc.                                                      3         54

Wireless Telecommunications - 0.7%
Qualcomm Inc. (b)                                                   1         47
                                                                          ------
   Total Common Stocks (cost $6,585)                                       6,505
                                                                          ------
Short Term Investments - 5.3%
Money Market Funds - 5.3%
   Dreyfus Cash Management Plus, 1.36% (a)                        338        338
   Dreyfus Government Cash Management, 1.28% (a)                   25         25
                                                                          ------
   Total Short Term Investments (cost $363)                                  363
                                                                          ------
Total Investments - 100% (cost $6,948)                                     6,868
                                                                          ------
                                                                          ------
AIM/JNL Premier Equity II Fund
Common Stocks - 90.0%
Advertising - 1.4%
   Omnicom Group Inc.                                               3     $  187

Agriculture - 0.2%
   Bunge Ltd.                                                       2         36

Airlines - 2.2%
   Ryanair Holdings Plc - ADR (b)                                   7        286

Apparel - 2.0%
   Coach Inc. (b)                                                   8        253

Banks - 2.9%
   Bank of America Corp.                                            4        258
   Bank of New York Co. Inc.                                        5        117
                                                                          ------
                                                                             375
Beverages - 2.1%
   Adolph Coors Co. - Class B                                       2         98
   Anheuser-Busch Cos. Inc.                                         4        174
                                                                          ------
                                                                             272
Biotechnology - 0.8%
   Amgen Inc. (b)                                                   2        102

Commercial Services - 2.7%
   Accenture Ltd. (b)                                               5         81
   Concord EFS Inc. (b)                                             7        104
   Robert Half International Inc. (b)                               6        100
   Weight Watchers International Inc. (b)                           1         64
                                                                          ------
                                                                             349
Computers - 6.2%
   Affiliated Computer Services Inc. - Class A (b)                  6        315
   BISYS Group Inc. (b)                                             8        119
   Dell Computer Corp. (b)                                          9        233
   Diebold Inc.                                                     2         66
   NetScreen Technologies Inc. (b)                                  4         66
                                                                          ------
                                                                             799
Cosmetics & Personal Care - 1.7%
   Procter & Gamble Co.                                             3        215

Diversified Financial Services - 10.0%
   Citigroup Inc.                                                   9        317
   Fannie Mae                                                       5        302
   Freddie Mac                                                      6        348
   Lehman Brothers Holdings Inc.                                    1         75
   MBNA Corp.                                                       5         87
   Morgan Stanley                                                   4        172
                                                                          ------
                                                                           1,301
Electronics - 0.8%
   Celestica Inc. (b)                                               7        104

Engineering & Construction - 2.3%
   Jacobs Engineering Group Inc. (b)                                8        292

Food - 0.9%
   Sara Lee Corp.                                                   5        115

Healthcare - 7.0%
   Anthem Inc. (b)                                                  3        214
   HCA Inc.                                                         9        378
   LifePoint Hospitals Inc. (b)                                     7        221
   WellPoint Health Networks Inc. (b)                               1        100
                                                                          ------
                                                                             913
Insurance - 11.7%
   ACE Ltd.                                                         4        115
   AFLAC Inc.                                                       4        115
   Allstate Corp.                                                   4        133
   AMBAC Financial Group Inc.                                       3        191
   American International Group Inc.                                5        295
   Everest Re Group Ltd.                                            6        315
   Travelers Property Casualty Corp. (b)                            2         26
   Travelers Property Casualty Corp. - Class A (b)                  -          5
   Willis Group Holdings Ltd. (b)                                  11        315
                                                                          ------
                                                                           1,510
Internet - 0.6%
   Network Associates Inc. (b)                                      5         80

Leisure Time - 1.7%
   Harley-Davidson Inc.                                             1         60
   Royal Caribbean Cruises Ltd.                                     9        157
                                                                          ------
                                                                             217
Manufacturing - 2.7%
   Danaher Corp.                                                    3        197
   General Electric Co.                                             6        149
                                                                          ------
                                                                             346
Media - 3.6%
   Comcast Corp. - Special Class A (b)                              7        160
   Univision Communications Inc. (b)                                5        113
   Viacom Inc. - Class B (b)                                        5        200
                                                                          ------
                                                                             473
Oil & Gas Producers - 1.9%
   ENSCO International Inc.                                         5        142
   GlobalSantaFe Corp.                                              5        109
                                                                          ------
                                                                             251
Oil & Gas Services - 2.5%
   Baker Hughes Inc.                                                4        142
   BJ Services Co. (b)                                              6        181
                                                                          ------
                                                                             323
Packaging & Containers - 0.6%
   Pactiv Corp. (b)                                                 3         72

Pharmaceuticals - 5.5%
   Allergan Inc.                                                    4        230
   King Pharmaceuticals Inc. (b)                                    6        102
   Pfizer Inc.                                                     13        382
                                                                          ------
                                                                             714
Retail - 9.8%
   Advance Auto Parts (b)                                           3        127
   Best Buy Co. Inc. (b)                                            3         77
   Brinker International Inc. (b)                                   4        135
   CDW Computer Centers Inc. (b)                                    5        215
   Michaels Stores Inc. (b)                                         2         59
   Petsmart Inc. (b)                                                4         67
   Target Corp.                                                     8        225
   Wal-Mart de Mexico SA de CV - Series C                          77        149
   Williams-Sonoma Inc. (b)                                         4         96
   Yum! Brands Inc. (b)                                             5        116
                                                                          ------
                                                                           1,266
Semiconductors - 2.8%
   Analog Devices Inc. (b)                                          3         72
   Microchip Technology Inc.                                       10        232
   Micron Technology Inc. (b)                                       6         61
                                                                        --------
                                                                             365
Software - 3.0%
   First Data Corp.                                                 3        113
   Microsoft Corp. (b)                                              5        279
                                                                        --------
                                                                             392
Telecommunications - 0.4%
   SBC Communications Inc.                                          2         52
                                                                        --------

   Total Common Stocks (cost $12,983)                                     11,660
                                                                        --------
Short Term Investments - 10.0%
Money Market Funds - 9.6%
   Dreyfus Cash Management Plus, 1.36% (a)                        626        626
   Dreyfus Government Cash Management, 1.28% (a)                  626        626
                                                                        --------
                                                                           1,252
U.S. Treasury Bills - 0.4%
   U.S. Treasury Bill, 1.18%, 03/20/03 (l)                         50         50
                                                                        --------

   Total Short Term Investments (cost $1,302)                              1,302
                                                                        --------
Total Investments - 100% (cost $14,285)                                   12,962
                                                                        --------
                                                                        --------

AIM/JNL Small Cap Growth Fund
Common Stocks - 91.3%
Advertising - 0.8%
   Getty Images Inc. (b)                                             3  $    104

Aerospace & Defense - 1.2%
   Armor Holdings Inc. (b)                                           2        34
   Engineered Support Systems Inc.                                   2        60
   Integrated Defense Technologies Inc. (b)                          2        30
   Titan Corp. (b)                                                   4        43
                                                                        --------
                                                                             167
Airlines - 0.2%
   Frontier Airlines Inc. (b)                                        5        32

Apparel - 0.9%
   Gymboree Corp. (b)                                                4        68
   Quiksilver Inc. (b)                                               2        56
                                                                        --------
                                                                             124
Auto Parts & Equipment - 0.3%
   Superior Industries International Inc.                            1        37

Banks - 2.8%
   East-West Bancorp. Inc.                                           1        51
   Investors Financial Services Corp.                                1        38
   Prosperity Bancshares Inc.                                        3        59
   Silicon Valley Bancshares (b)                                     2        38
   Southwest Bancorp. of Texas Inc. (b)                              2        61
   Sterling Bancshares Inc.                                          2        27
   UCBH Holdings Inc.                                                1        59
   Whitney Holding Corp.                                             1        35
                                                                        --------
                                                                             368
Biotechnology - 2.7%
   Affymetrix Inc. (b)                                               3        63
   Cambrex Corp.                                                     2        73
   Charles River Laboratories International Inc. (b)                 2        92
   Genencor International Inc. (b)                                   2        23
   Integra LifeSciences Holdings Corp. (b)                           2        42
   Invitrogen Corp. (b)                                              2        53
                                                                        --------
                                                                             346
Building Materials - 0.4%
   Trex Co. Inc. (b)                                                 1        49

Chemicals - 0.4%
   Spartech Corp.                                                    2        50

Commercial Services - 8.2%
   Advisory Board Co. (b)                                            2        60
   Albany Molecular Research Inc. (b)                                2        35
   Career Education Corp. (b)                                        1        56
   Coinstar Inc. (b)                                                 2        45
   Corinthian Colleges Inc. (b)                                      1        53
   Corporate Executive Board Co. (b)                                 3        86
   Education Management Corp. (b)                                    2        75
   Euronet Worldwide Inc. (b)                                        6        48
   First Health Group Corp. (b)                                      3        66
   Forrester Research Inc. (b)                                       3        42
   FTI Consulting Inc. (b)                                           1        56
   Icon Plc - ADR (b)                                                2        54
   Iron Mountain Inc. (b)                                            3        84
   NCO Group Inc. (b)                                                3        43
   Pharmaceutical Product Development Inc. (b)                       3        79
   PRG-Schultz International Inc. (b)                                5        43
   Rent-A-Center Inc. (b)                                            2        95
   Steiner Leisure Ltd. (b)                                          3        38
                                                                        --------
                                                                           1,058
Computers - 2.9%
   CACI International Inc. - Class A (b)                             2        71
   Catapult Communications Corp. (b)                                 2        22
   Factset Research Systems Inc.                                     2        65
   Kronos Inc. (b)                                                   1        52
   MCSi Inc. (b)                                                     3        13
   M-Systems Flash Disk Pioneers Ltd. (b)                            5        35
   NetScreen Technologies Inc. (b)                                   3        57
   Silicon Storage Technology Inc. (b)                               6        22
   Tivo Inc. (b)                                                     7        36
                                                                        --------
                                                                             373
Distribution & Wholesale - 1.0%
   Daisytek International Corp. (b)                                  3        28
   Fastenal Co.                                                      1        37
   ScanSource Inc. (b)                                               1        59
                                                                        --------
                                                                             124
Diversified Financial Services - 0.7%
   Affiliated Managers Group Inc. (b)                                1        50
   Doral Financial Corp.                                             2        46
                                                                        --------
                                                                              96
Electrical Components & Equipment - 1.2%
   Advanced Energy Industries Inc. (b)                               2        27
   Power-One Inc. (b)                                                5        29
   Wilson Greatbatch Technologies Inc. (b)                           3        99
                                                                        --------
                                                                             155

Electronics - 4.4%
   Cymer Inc. (b)                                                    2        55
   FEI Co. (b)                                                       3        46
   Fisher Scientific International (b)                               1        36
   Flir Systems Inc. (b)                                             2        78
   Ii-Vi Inc. (b)                                                    3        40
   Keithley Instruments Inc.                                         4        48
   Kemet Corp. (b)                                                   3        30
   Photon Dynamics Inc. (b)                                          3        78
   Tektronix Inc. (b)                                                3        60
   Varian Inc. (b)                                                   3        97
                                                                        --------
                                                                             568
Entertainment - 1.5%
   Alliance Gaming Corp. (b)                                         3        58
   Macrovision Corp. (b)                                             4        60
   Regal Entertainment Group - Class A                               1        30
   Shuffle Master Inc. (b)                                           3        52
                                                                        --------
                                                                             200
Environmental Control - 1.3%
   Stericycle Inc. (b)                                               2        71
   Waste Connections Inc. (b)                                        2        93
                                                                        --------
                                                                             164
Food - 2.3%
   Horizon Organic Holding Corp. (b)                                 3        43
   Performance Food Group Co. (b)                                    3        92
   United Natural Foods Inc. (b)                                     3        86
   Whole Foods Market Inc. (b)                                       1        74
                                                                        --------
                                                                             295
Healthcare - 10.2%
   Advanced Neuromodulation Systems Inc. (b)                         1        39
   American Medical Systems Holdings Inc. (b)                        2        32
   Biosite Inc. (b)                                                  2        58
   Bruker AXS Inc. (b)                                               7        12
   Bruker Daltonics Inc. (b)                                         4        20
   Centene Corp. (b)                                                 1        34
   Covance Inc. (b)                                                  2        47
   CTI Molecular Imaging Inc. (b)                                    2        39
   Cytyc Corp. (b)                                                   7        68
   DaVita Inc. (b)                                                   3        67
   Diagnostic Products Corp.                                         2        62
   Dianon Systems Inc. (b)                                           2        81
   ICU Medical Inc. (b)                                              2        78
   Laboratory Corp. of America Holdings (b)                          1        28
   LifePoint Hospitals Inc. (b)                                      4       111
   Med-Design Corp. (b)                                              4        33
   Odyssey HealthCare Inc. (b)                                       2        52
   Pediatrix Medical Group Inc. (b)                                  2        64
   ResMed Inc. (b)                                                   2        67
   Steris Corp. (b)                                                  3        65
   Techne Corp. (b)                                                  2        69
   Triad Hospitals Inc. (b)                                          3        81
   Wright Medical Group Inc. (b)                                     2        37
   Zoll Medical Corp. (b)                                            2        71
                                                                        --------
                                                                           1,315
Home Builders - 0.9%
   DR Horton Inc.                                                    2        35
   Monaco Coach Corp. (b)                                            3        56
   Toll Brothers Inc. (b)                                            1        28
                                                                        --------
                                                                             119
Household Products - 0.4%
   Fossil Inc. (b)                                                   2        48
Insurance - 1.4%
   Fidelity National Financial Inc.                                  2        54
   HCC Insurance Holdings Inc.                                       3        66
   Hilb Rogal & Hamilton Co.                                         1        57
                                                                        --------
                                                                             177
Internet - 3.4%
   Avocent Corp. (b)                                                 3        71
   Digital Insight Corp. (b)                                         2        21
   DoubleClick Inc. (b)                                              5        27
   eSPEED Inc. (b)                                                   3        44
   Internet Security Systems Inc. (b)                                2        44
   Macromedia Inc. (b)                                               7        72
   Network Associates Inc. (b)                                       3        41
   OneSource Information Services Inc. (b)                           3        26
   SonicWALL Inc. (b)                                                6        20
   Websense Inc. (b)                                                 3        73
                                                                        --------
                                                                             439
Iron & Steel - 0.3%
   Gibraltar Steel Corp.                                             2        40
Lodging - 0.7%
   Kerzner International Ltd. (b)                                    2        42
   Station Casinos Inc. (b)                                          3        55
                                                                        --------
                                                                              97
Machinery - 0.5%
   AGCO Corp. (b)                                                    2        40
   Manitowoc Co.                                                     1        25
                                                                        --------
                                                                              65
Manufacturing - 0.7%
   Applied Films Corp. (b)                                           4        82
   Summa Industries Inc. (b)                                         1        13
                                                                        --------
                                                                              95
Media - 1.8%
   COX Radio Inc. (b)                                                2        34
   Entercom Communications Corp. (b)                                 1        38
   Entravision Communications Corp. (b)                              6        61
   Radio One Inc. (b)                                                3        45
   Radio One Inc. - Class D (b)                                      4        52
                                                                        --------
                                                                             230
Metal Fabrication & Hardware - 0.3%
   Shaw Group Inc. (b)                                               2        35
Oil & Gas Producers - 3.2%
   Chesapeake Energy Corp.                                          10        74
   Forest Oil Corp. (b)                                              2        55
   Newfield Exploration Co. (b)                                      2        61
   Patterson-UTI Energy Inc. (b)                                     4       109
   Pride International Inc. (b)                                      4        61
   Spinnaker Exploration Co. (b)                                     2        53
                                                                        --------
                                                                             413
Oil & Gas Services - 3.6%
   CAL Dive International Inc. (b)                                   5       113
   FMC Technologies Inc. (b)                                         3        55
   Key Energy Services Inc. (b)                                      8        67
   National-Oilwell Inc. (b)                                         2        37
   Newpark Resources Inc. (b)                                        7        30
   Tetra Technologies Inc. (b)                                       2        43
   Universal Compression Holdings Inc. (b)                           3        52
   Varco International Inc. (b)                                      2        42
   Willbros Group Inc. (b)                                           3        26
                                                                        --------
                                                                             465
Pharmaceuticals - 5.2%
   aaiPharma Inc. (b)                                                3        38
   Accredo Health Inc. (b)                                           4       130
   Array Biopharma Inc. (b)                                          4        20
   Barr Laboratories Inc. (b)                                        1        46
   Cephalon Inc. (b)                                                 1        44
   Connetics Corp. (b)                                               4        46
   Express Scripts Inc. - Class A (b)                                1        67
   First Horizon Pharmaceutical Corp. (b)                            3        23
   Medicis Pharmaceutical Corp. - Class A (b)                        2        84
   Priority Healthcare Corp. (b)                                     3        63
   Sangstat Medical Corp. (b)                                        4        41
   Taro Pharmaceuticals Industries Ltd. (b)                          2        75
                                                                        --------
                                                                             677
Retail - 10.7%
   99 Cents Only Stores (b)                                          3        83
   Carmax Inc. (b)                                                   4        68
   Chico's FAS Inc. (b)                                              6       115
   Christopher & Banks Corp. (b)                                     3        60
   Copart Inc. (b)                                                   4        44
   Cosi Inc. (b)                                                     4        19
   Fred's Inc.                                                       2        62
   GameStop Corp. (b)                                                4        37
   Hollywood Entertainment Corp. (b)                                 2        36
   HOT Topic Inc. (b)                                                4        87
   Insight Enterprises Inc. (b)                                      5        40
   J. Jill Group Inc. (b)                                            4        57
   Krispy Kreme Doughnuts Inc. (b)                                   2        54
   Pacific Sunwear of California (b)                                 5        80
   Panera Bread Co. - Class A (b)                                    2        84
   PF Chang's China Bistro Inc. (b)                                  3        98
   Rare Hospitality International Inc. (b)                           3        80
   Restoration Hardware Inc. (b)                                     6        28
   Sonic Corp. (b)                                                   4        79
   Too Inc. (b)                                                      3        73
   Tractor Supply Co. (b)                                            1        49
   Urban Outfitters Inc. (b)                                         2        47
                                                                        --------
                                                                           1,380
Semiconductors - 5.8%
   Actel Corp. (b)                                                   4        58
   ASE Test Ltd. (b)                                                 4        18
   Asyst Technologies Inc. (b)                                       4        32
   ChipPAC Inc. (b)                                                 11        38
   Credence Systems Corp. (b)                                        3        31
   Cree Inc. (b)                                                     4        72
   Exar Corp. (b)                                                    3        38
   Integrated Circuit Systems Inc. (b)                               4        75
   Intersil Corp. (b)                                                3        35
   Mykrolis Corp. (b)                                                8        60
   Nvidia Corp. (b)                                                  2        28
   O2Micro International Ltd. (b)                                    4        40
   Omnivision Technologies Inc. (b)                                  3        37
   Pixelworks Inc. (b)                                               4        24
   Semtech Corp. (b)                                                 4        43
   Varian Semiconductor Equipment Associates Inc. (b)                3        64
   Zoran Corp. (b)                                                   4        54
                                                                        --------
                                                                             747
Software - 7.0%
   Activision Inc. (b)                                               2        25
   Autodesk Inc.                                                     3        44
   Business Objects SA - ADR (b)                                     3        44
   Cerner Corp. (b)                                                  2        75
   Cognos Inc. (b)                                                   3        63
   Documentum Inc. (b)                                               6        86
   EPIQ Systems Inc. (b)                                             3        41
   IMPAC Medical Systems Inc. (b)                                    2        41
   InterCept Inc. (b)                                                2        34
   National Instruments Corp. (b)                                    3        88
   Pinnacle Systems Inc. (b)                                         7        93
   Pixar Inc. (b)                                                    2        90
   Probusiness Services Inc. (b)                                     6        61
   Red Hat Inc. (b)                                                 10        57
   Take-Two Interactive Software Inc. (b)                            3        63
                                                                        --------
                                                                             905
Telecommunications - 0.1%
   Intrado Inc. (b)                                                  2        18
Telecommunications Equipment - 1.4%
   Aeroflex Inc. (b)                                                 6        40
   Anaren Microwave Inc. (b)                                         3        27
   SafeNet Inc. (b)                                                  3        68
   Utstarcom Inc. (b)                                                2        48
                                                                        --------
                                                                             183
Transportation - 0.5%
   Gulfmark Offshore Inc. (b)                                        4        60
                                                                        --------

   Total Common Stocks (cost $13,138)                                     11,818
                                                                        --------
Short Term Investments - 8.7%
Money Market Funds - 6.8%
   Dreyfus Cash Management Plus, 1.36% (a)                        638        638
   Dreyfus Government Cash Management, 1.28% (a)                  237        237
                                                                        --------
                                                                             875
U.S. Treasury Bills - 1.9%
   U.S. Treasury Bill, 1.18%, 03/20/03                            250        249
                                                                        --------

   Total Short Term Investments (cost $1,124)                              1,124
                                                                        --------
Total Investments - 100% (cost $14,262)                                   12,942
                                                                        --------
                                                                        --------


Alger/JNL Growth Fund
Common Stocks - 100.0%

Aerospace & Defense - 4.2%
   General Dynamics Corp.                                           57  $  4,543
   Lockheed Martin Corp.                                            48     2,772
                                                                        --------
                                                                           7,315
Banks - 0.5%
   Mellon Financial Corp.                                           33       859

Beverages - 0.9%
   Coca-Cola Co.                                                    38     1,643

Biotechnology - 3.7%
   Amgen Inc. (b)                                                  102     4,933
   Biogen Inc. (b)                                                  39     1,554
                                                                        --------
                                                                           6,487
Commercial Services - 3.0%
   Accenture Ltd. (b)                                              255     4,591
   Concord EFS Inc. (b)                                             49       774
                                                                        --------
                                                                           5,365
Computers - 7.3%
   Dell Computer Corp. (b)                                         128     3,417
   EMC Corp. (b)                                                   171     1,050
   Hewlett-Packard Co.                                             103     1,791
   Lexmark International Inc. (b)                                   29     1,783
   Sun Microsystems Inc. (b)                                       931     2,895
   Synopsys Inc. (b)                                                42     1,957
                                                                        --------
                                                                          12,893
Cosmetics & Personal Care - 5.0%
   Avon Products Inc.                                               70     3,745
   Procter & Gamble Co.                                             59     5,090
                                                                        --------
                                                                           8,835
Diversified Financial Services - 2.9%
   Citigroup Inc.                                                  145     5,098

Healthcare - 10.6%
   Alcon Inc. (b)                                                   20       789
   Boston Scientific Corp. (b)                                      38     1,631
   Johnson & Johnson                                                92     4,925
   Stryker Corp.                                                    45     2,994
   UnitedHealth Group Inc.                                          55     4,609
   Zimmer Holdings Inc. (b)                                         90     3,751
                                                                        --------
                                                                          18,699
Insurance - 4.8%
   AFLAC Inc.                                                       77     2,333
   American International Group Inc.                                61     3,549
   Chubb Corp.                                                      50     2,602
                                                                        --------
                                                                           8,484
Internet - 4.3%
   eBay Inc. (b)                                                    84     5,694
   Yahoo Inc. (b)                                                  113     1,850
                                                                        --------
                                                                           7,544
Leisure Time - 1.6%
   Harley-Davidson Inc.                                             60     2,749

Manufacturing - 2.7%
   Tyco International Ltd.                                         275     4,699

Media - 5.9%
   AOL Time Warner Inc. (b)                                        198     2,597
   Viacom Inc. - Class B (b)                                        82     3,353
   Walt Disney Co.                                                 269     4,385
                                                                        --------
                                                                          10,335
Oil & Gas Producers - 2.7%
   Devon Energy Corp.                                              105     4,825

Oil & Gas Services - 1.5%
   BJ Services Co. (b)                                              82     2,643

Pharmaceuticals - 11.8%
   Abbott Laboratories                                             134     5,351
   Bristol-Myers Squibb Co.                                         60     1,389
   Merck & Co. Inc.                                                 31     1,758
   Pfizer Inc.                                                      15       473
   Pharmacia Corp.                                                 164     6,836
   Wyeth                                                           131     4,912
                                                                        --------
                                                                          20,719
Retail - 5.0%
   Lowe's Cos. Inc.                                                 40     1,487
   TJX Cos. Inc.                                                   151     2,954
   Wal-Mart Stores Inc.                                             87     4,407
                                                                        --------
                                                                           8,848
Semiconductors - 5.7%
   Applied Materials Inc. (b)                                      275     3,577
   Intel Corp.                                                      35       545
   Linear Technology Corp.                                         114     2,932
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)           426     3,005
                                                                        --------
                                                                          10,059
Software - 5.5%
   First Data Corp.                                                 40     1,419
   Microsoft Corp. (b)                                             125     6,477
   Oracle Corp. (b)                                                168     1,816
                                                                        --------
                                                                           9,712
Telecommunications Equipment - 5.2%
   Cisco Systems Inc. (b)                                          398     5,207
   Nokia Corp. - ADR                                               250     3,876
                                                                        --------
                                                                           9,083
Transportation - 2.1%
   FedEx Corp.                                                      69     3,745

Wireless Telecommunications - 3.1%
   Vodafone Group Plc - ADR                                        301     5,447
                                                                        --------

Total Investments - 100% (cost $176,967)                                 176,086
                                                                        --------
                                                                        --------

Alliance Capital/JNL Growth Fund
Common Stocks - 97.7%

Aerospace & Defense - 1.3%
   Lockheed Martin Corp.                                           20   $  1,138

Banks - 0.6%
   Fifth Third Bancorp                                             10        556

Beverages - 1.3%
   Anheuser-Busch Cos. Inc.                                        23      1,113

Biotechnology - 2.7%
   Amgen Inc. (b)                                                  50      2,417

Computers - 1.7%
   Dell Computer Corp. (b)                                         46      1,233
   Veritas Software Corp. (b)                                      16        245
                                                                        --------
                                                                           1,478
Cosmetics & Personal Care - 4.1%
   Avon Products Inc.                                              29      1,551
   Colgate-Palmolive Co.                                           21      1,112
   Procter & Gamble Co.                                            11        963
                                                                        --------
                                                                           3,626
Diversified Financial Services - 20.2%
   Charles Schwab Corp.                                            25        271
   Citigroup Inc.                                                 122      4,283
   Fannie Mae                                                      10        663
   Freddie Mac                                                     75      4,441
   Lehman Brothers Holdings Inc.                                   20      1,087
   MBNA Corp.                                                     215      4,093
   Merrill Lynch & Co. Inc.                                        47      1,768
   Morgan Stanley                                                  29      1,166
                                                                        --------
                                                                          17,772
Healthcare - 8.4%
   Boston Scientific Corp. (b)                                      3        110
   Health Management Associates Inc.                               12        208
   Johnson & Johnson                                               56      2,997
   Medtronic Inc.                                                  41      1,879
   UnitedHealth Group Inc.                                         26      2,154
                                                                        --------
                                                                           7,348
Insurance - 8.6%
   ACE Ltd.                                                        37      1,092
   American International Group Inc.                               69      3,992
   Progressive Corp.                                               12        615
   Travelers Property Casualty Corp. (b)                           13        185
   Travelers Property Casualty Corp. - Class A (b)                114      1,672
                                                                        --------
                                                                           7,556
Leisure Time - 0.5%
   Harley-Davidson Inc.                                             9        434

Manufacturing - 3.2%
   General Electric Co.                                           117      2,851

Media - 6.2%
   Clear Channel Communications Inc. (b)                            6        220
   Comcast Corp. - Special Class A (b)                             54      1,218
   Viacom Inc. - Class B (b)                                       99      4,039
                                                                        --------
                                                                           5,477
Pharmaceuticals - 9.7%
   Cardinal Health Inc.                                            33      1,954
   Pfizer Inc.                                                    186      5,678
   Wyeth                                                           24        886
                                                                        --------
                                                                           8,518
Retail - 11.6%
   Home Depot Inc.                                                 86      2,060
   Kohl's Corp. (b)                                                66      3,693
   Walgreen Co.                                                    57      1,649
   Wal-Mart Stores Inc.                                            56      2,839
                                                                        --------
                                                                          10,241
Semiconductors - 3.6%
   Applied Materials Inc. (b)                                      11        145
   Intel Corp.                                                    109      1,697
   Maxim Integrated Products Inc.                                  26        843
   Texas Instruments Inc.                                          30        455
                                                                        --------
                                                                           3,140
Software - 7.3%
   Automatic Data Processing Inc.                                  13        498
   First Data Corp.                                                19        680
   Microsoft Corp. (b)                                             93      4,793
   PeopleSoft Inc. (b)                                             26        478
                                                                        --------
                                                                           6,449
Telecommunications Equipment - 5.9%
   Cisco Systems Inc. (b)                                         156      2,041
   Nokia Corp. - ADR                                              200      3,105
                                                                        --------
                                                                           5,146
Tobacco - 0.8%
   Philip Morris Cos. Inc.                                         17        685
                                                                        --------
   Total Common Stocks (cost $106,415)                                    85,945
                                                                        --------

Short Term Investments - 2.3%
Money Market Funds - 2.3%
   Dreyfus Cash Management Plus, 1.36% (a)                      1,985      1,985
                                                                        --------

   Total Short Term Investments (cost $1,985)                              1,985
                                                                        --------
Total Investments - 100% (cost $108,400)                                  87,930
                                                                        --------
                                                                        --------

Eagle/JNL Core Equity Fund
Common Stocks - 91.8%

Advertising - 0.5%
   Omnicom Group Inc.                                               12  $    775

Aerospace & Defense - 2.9%
   General Dynamics Corp.                                            6       460
   Lockheed Martin Corp.                                            48     2,795
   Raytheon Co.                                                     33     1,029
                                                                        --------
                                                                           4,284

Airlines - 0.6%
   Southwest Airlines Co.                                           65       904

Auto Manufacturers - 0.8%
   Navistar International Corp. (b)                                 49     1,196

Auto Parts & Equipment - 0.5%
   Delphi Corp.                                                     86       692

Banks - 4.6%
   Bank of America Corp.                                            21     1,461
   Bank of New York Co. Inc.                                        10       240
   Synovus Financial Corp.                                          36       696
   US Bancorp                                                       89     1,880
   Wells Fargo & Co.                                                56     2,618
                                                                        --------
                                                                           6,895

Beverages - 3.5%
   Anheuser-Busch Cos. Inc.                                         44     2,135
   Coca-Cola Co.                                                    27     1,161
   PepsiCo Inc.                                                     46     1,942
                                                                        --------
                                                                           5,238

Biotechnology - 0.3%
   Amgen Inc. (b)                                                   11       524

Chemicals - 3.3%
   E.I. Du Pont de Nemours and Co.                                  32     1,367
   Praxair Inc.                                                     31     1,768
   Rohm & Haas Co.                                                  54     1,754
                                                                        --------
                                                                           4,889

Computers - 3.4%
   Dell Computer Corp. (b)                                          59     1,577
   EMC Corp. (b)                                                    79       487
   Hewlett-Packard Co.                                              25       425
   International Business Machines Corp.                            29     2,220
   Seagate Technology (b)                                           25       266
   SI International Inc. (b)                                        11       119
                                                                        --------
                                                                           5,094

Cosmetics & Personal Care - 2.4%
   Avon Products Inc.                                                9       458
   Colgate-Palmolive Co.                                            29     1,536
   Procter & Gamble Co.                                             20     1,680
                                                                        --------
                                                                           3,674

Diversified Financial Services - 10.3%
   American Express Co.                                             24       842
   Citigroup Inc.                                                  151     5,307
   Fannie Mae                                                        8       495
   Freddie Mac                                                      31     1,822
   Goldman Sachs Group Inc.                                         24     1,604
   JPMorgan Chase & Co.                                             87     2,077
   Lehman Brothers Holdings Inc.                                    48     2,569
   Merrill Lynch & Co. Inc.                                         18       679
                                                                        --------
                                                                          15,395

Electric - 1.0%
   NiSource Inc.                                                    20       400
   TECO Energy Inc.                                                 74     1,146
                                                                        --------
                                                                           1,546

Electronics - 0.1%
   Celestica Inc. (b)                                               12       176

Food - 2.6%
   General Mills Inc.                                               12       563
   Kraft Foods Inc.                                                 18       701
   Smithfield Foods Inc. (b)                                        74     1,470
   Sysco Corp.                                                      37     1,108
                                                                        --------
                                                                           3,842


Forest Products & Paper - 1.1%
   International Paper Co.                                          48     1,679

Gas - 0.4%
   UGI Corp.                                                        18       673

Healthcare - 4.8%
   Baxter International Inc.                                        26       721
   HCA Inc.                                                         69     2,857
   Johnson & Johnson                                                37     1,966
   Medtronic Inc.                                                   10       449
   St. Jude Medical Inc. (b)                                        13       516
   UnitedHealth Group Inc.                                           6       476
   WellPoint Health Networks Inc. (b)                                4       292
                                                                        --------
                                                                           7,277

Insurance - 5.4%
   AFLAC Inc.                                                       10       312
   American International Group Inc.                                16       915
   Hartford Financial Services Group Inc.                           57     2,599
   Marsh & McLennan Cos. Inc.                                       17       779
   MetLife Inc.                                                     39     1,055
   St. Paul Cos. Inc.                                               10       323
   Travelers Property Casualty Corp. (b)                             6        85
   Travelers Property Casualty Corp. - Class A (b)                 140     2,057
                                                                        --------
                                                                           8,125

Leisure Time - 0.4%
   Carnival Corp.                                                   24       594

Machinery - 1.6%
   Deere & Co.                                                      18       825
   Dover Corp.                                                      56     1,627
                                                                        --------
                                                                           2,452

Manufacturing - 4.0%
   3M Co.                                                            4       493
   Cooper Industries Ltd. - Class A                                 58     2,096
   General Electric Co.                                             86     2,083
   Harsco Corp.                                                     22       702
   SPX Corp. (b)                                                    16       605
                                                                        --------
                                                                           5,979

Media - 5.7%
   Clear Channel Communications Inc. (b)                            22       802
   Fox Entertainment Group Inc. (b)                                 14       360
   Gannett Co. Inc.                                                 32     2,323
   McGraw-Hill Cos. Inc.                                            12       707
   Univision Communications Inc. (b)                                21       507
   Viacom Inc. - Class A (b)                                        57     2,326
   Viacom Inc. - Class B (b)                                        26     1,039
   Walt Disney Co.                                                  34       555
                                                                        --------
                                                                           8,619

Oil & Gas Producers - 4.8%
   BP Plc - ADR                                                     64     2,619
   ConocoPhillips                                                   24     1,155
   Exxon Mobil Corp.                                                40     1,408
   GlobalSantaFe Corp.                                              14       332
   Royal Dutch Petroleum Co. - NYS                                  40     1,761
                                                                        --------
                                                                           7,275

Oil & Gas Services - 2.4%
   Halliburton Co.                                                  60     1,113
   Hanover Compressor Co. (b)                                      122     1,122
   Schlumberger Ltd.                                                33     1,397
                                                                        --------
                                                                           3,632

Pharmaceuticals - 7.8%
   Abbott Laboratories                                              16       644
   Bristol-Myers Squibb Co.                                         33       764
   Eli Lilly & Co.                                                  17     1,105
   Forest Laboratories Inc. (b)                                      3       290
   Merck & Co. Inc.                                                 21     1,211
   Pfizer Inc.                                                     108     3,286
   Pharmacia Corp.                                                  39     1,616
   Wyeth                                                            73     2,747
                                                                        --------
                                                                          11,663

Real Estate - 1.5%
   Boston Properties Inc.                                            8       295
   Equity Office Properties Trust                                   17       425
   General Growth Properties Inc.                                   10       520
   Health Care Property Investors Inc.                               9       327
   Public Storage Inc.                                              11       355
   Vornado Realty Trust                                              8       298
                                                                        --------
                                                                           2,220

Retail - 4.6%
   Federated Department Stores Inc. (b)                             51     1,466
   Home Depot Inc.                                                  76     1,821
   Target Corp.                                                     24       705
   Wal-Mart Stores Inc.                                             44     2,233
   Wendy's International Inc.                                       24       641
                                                                        --------
                                                                           6,866
Semiconductors - 2.7%
   Applied Materials Inc. (b)                                       27       352
   Integrated Circuit Systems Inc. (b)                              15       272
   Intel Corp.                                                     111     1,734
   Linear Technology Corp.                                           8       212
   Maxim Integrated Products Inc.                                    7       244
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)            42       293
   Texas Instruments Inc.                                           62       929
                                                                        --------
                                                                           4,037

Software - 3.8%
   First Data Corp.                                                 21       757
   Intuit Inc. (b)                                                  20       948
   Microsoft Corp. (b)                                              71     3,653
   Oracle Corp. (b)                                                 26       277
                                                                        --------
                                                                           5,635

Telecommunications - 2.0%
   Verizon Communications Inc.                                      76     2,941

Telecommunications Equipment - 1.3%
   Cisco Systems Inc. (b)                                          150     1,958

Tobacco - 0.2%
   Philip Morris Cos. Inc.                                           7       263

Transportation - 0.5%
   United Parcel Service Inc.                                       12       757
                                                                        --------

   Total Common Stocks (cost $145,917)                                   137,769
                                                                        --------

Convertible Corporate Bonds - 1.2%
Healthcare - 0.4%
   Community Health Systems Inc.,
   4.25%, 10/15/08 (e) (j)                                         575       567

Insurance - 0.4%
   Loews Corp., 3.125%, 09/15/07 (j)                               750       671

Media - 0.4%
   Liberty Media Corp.
   3.25%, 03/15/31 (e) (j)                                         330       309
   3.25%, 03/15/31 (j)                                             290       272
                                                                        --------
                                                                             581

   Total Convertible Corporate Bonds (cost $1,819)                         1,819
                                                                        --------

Preferred Stocks - 1.5%
Food - 0.7%
   Suiza Capital Trust II, 5.50%                                    21     1,121

Insurance - 0.5%
   Travelers Property Casualty Corp.                                31       686

Oil & Gas Services - 0.3%
   Hanover Compressor Capital Trust                                 12       441
                                                                        --------

   Total Preferred Stocks (cost $2,258)                                    2,248
                                                                        --------

Short Term Investments - 5.5%

Money Market Funds - 5.5%
   Dreyfus Cash Management Plus, 1.36% (a)                       7,386     7,386
   Dreyfus Government Cash Management, 1.28% (a)                   876       876
                                                                        --------

   Total Short Term Investments (cost $8,262)                              8,262
                                                                        --------

Total Investments - 100% (cost $158,256)                                 150,098
                                                                        --------
                                                                        --------
Eagle/JNL SmallCap Equity Fund
Common Stocks - 98.2%
Advertising - 1.6%
   Catalina Marketing Corp. (b)                                   66    $  1,214

Banks - 1.5%
   TrustCo Bank Corp.                                            110       1,187

Biotechnology - 1.9%
   Serologicals Corp. (b)                                        131       1,436

Commercial Services - 0.6%
   Spherion Corp. (b)                                             75         503

Computers - 2.8%
   Factset Research Systems Inc.                                  75       2,120

Distribution & Wholesale - 2.5%
   Hughes Supply Inc.                                             27         727
   SCP Pool Corp. (b)                                             39       1,124
                                                                        --------
                                                                           1,851

Electrical Components & Equipment - 1.9%
   Artesyn Technologies Inc. (b)                                 242         929
   General Cable Corp.                                           127         483
                                                                        --------
                                                                           1,412

Electronics - 7.7%
   Coherent Inc. (b)                                             125       2,484
   Gentex Corp. (b)                                               87       2,737
   OYO Geospace Corp. (b)                                         70         560
                                                                        --------
                                                                           5,781

Entertainment - 8.8%
   Alliance Gaming Corp. (b)                                     182       3,103
   GTECH Holdings Corp. (b)                                       46       1,268
   Magna Entertainment Corp. (b)                                 228       1,412
   Scientific Games Corp. - Class A (b)                          122         886
                                                                        --------
                                                                           6,669

Environmental Control - 1.5%
   Imco Recycling Inc. (b)                                       135       1,101

Healthcare - 12.8%
   American Medical Systems Holdings Inc. (b)                    105       1,702
   Edwards Lifesciences Corp. (b)                                 78       1,993
   Horizon Health Corp. (b)                                      140       2,452
   Idexx Laboratories Inc. (b)                                    24         789
   Pediatrix Medical Group Inc. (b)                               44       1,763
   Zoll Medical Corp. (b)                                         28         995
                                                                        --------
                                                                           9,694

Home Furnishings - 4.3%
   Applica Inc. (b)                                              250       1,247
   Universal Electronics Inc. (b)                                201       1,962
                                                                        --------
                                                                           3,209

Insurance - 1.6%
   Hilb Rogal & Hamilton Co.                                      30       1,239

Internet - 3.2%
   ProQuest Co. (b)                                               43         847
   TMP Worldwide Inc. (b)                                        140       1,583
                                                                        --------
                                                                           2,430

Leisure Time - 5.4%
   Multimedia Games Inc. (b)                                     147       4,042

Lodging - 0.8%
   Monarch Casino & Resort Inc. (b)                               42         582

Media - 0.4%
   Cumulus Media Inc. - Class A (b)                               21         318

Oil & Gas Producers - 3.6%
   Patterson-UTI Energy Inc. (b)                                  89       2,685

Pharmaceuticals - 4.0%
   Cima Labs Inc. (b)                                             26         617
   Medicis Pharmaceutical Corp. - Class A (b)                     48       2,384
                                                                        --------
                                                                           3,001

Retail - 8.5%
   Cash America International Inc.                               363       3,451
   Genesco Inc. (b)                                              139       2,582
   MSC Industrial Direct Co. Inc. (b)                             19         344
                                                                        --------
                                                                           6,377

Savings & Loans - 3.2%
   BankAtlantic Bancorp. Inc.                                     58         543
   Commercial Federal Corp.                                       50       1,168
   Waypoint Financial Corp.                                       38         676
                                                                        --------
                                                                           2,387

Semiconductors - 3.8%
   Cirrus Logic Inc. (b)                                         207         596
   Integrated Device Technology Inc. (b)                         151       1,264
   Integrated Silicon Solutions Inc. (b)                         238       1,036
                                                                        --------
                                                                           2,896

Software - 7.7%
   Avid Technology Inc. (b)                                       51       1,177
   Barra Inc. (b)                                                 21         628
   Datastream Systems Inc. (b)                                   347       2,221
   Eclipsys Corp. (b)                                            270       1,447
   Per-Se Technologies Inc. (b)                                   38         341
                                                                        --------
                                                                           5,814

Telecommunications Equipment - 0.7%
   Aeroflex Inc. (b)                                              78         537

Transportation - 4.2%
   Landstar System Inc. (b)                                       35       2,042
   Pacer International Inc. (b)                                   85       1,131
                                                                        --------
                                                                           3,173

Wireless Telecommunications - 3.2%
   EMS Technologies Inc. (b)                                     156       2,440
                                                                        --------
   Total Common Stocks (cost $82,600)                                     74,098
                                                                        --------

Short Term Investments - 1.8%
Money Market Funds - 1.8%
   Dreyfus Cash Management Plus, 1.36% (a)                     1,374       1,374
                                                                        --------

   Total Short Term Investments (cost $1,374)                              1,374
                                                                        --------

Total Investments - 100% (cost $83,974)                                   75,472
                                                                        --------
                                                                        --------
Janus/JNL Aggressive Growth Fund
Common Stocks - 99.7%

Aerospace & Defense - 5.5%
   General Dynamics Corp.                                         29    $  2,341
   Lockheed Martin Corp.                                          57       3,283
   Northrop Grumman Corp.                                         38       3,705
   Raytheon Co.                                                   85       2,628
                                                                        --------
                                                                          11,957
Banks - 1.4%
   Fifth Third Bancorp                                            55       3,211

Biotechnology - 1.6%
   Genentech Inc. (b)                                             70       2,325
   Genzyme Corp. (b)                                              41       1,223
                                                                        --------
                                                                           3,548
Commercial Services - 1.5%
   McKesson Corp.                                                117       3,158

Computers - 2.0%
   Apple Computer Inc. (b)                                       291       4,167
   Synopsys Inc. (b)                                               4         200
                                                                        --------
                                                                           4,367

Cosmetics & Personal Care - 1.0%
   Avon Products Inc.                                             42       2,266

Diversified Financial Services - 5.4%
   Citigroup Inc.                                                 48       1,683
   E*TRADE Group Inc. (b)                                        239       1,159
   Fannie Mae                                                     52       3,332
   Goldman Sachs Group Inc.                                       81       5,521
                                                                        --------
                                                                          11,695

Electrical Components & Equipment - 2.7%
   Samsung Electronics Co. Ltd.                                   22       5,795

Hand & Machine Tools - 0.5%
   Stanley Works                                                  30       1,038

Healthcare - 6.6%
   Anthem Inc. (b)                                                57       3,613
   Guidant Corp. (b)                                              99       3,056
   Medtronic Inc.                                                 91       4,142
   UnitedHealth Group Inc.                                        43       3,593
                                                                        --------
                                                                          14,404

Insurance - 13.9%
   AFLAC Inc.                                                    164       4,951
   Allstate Corp.                                                186       6,876
   Berkshire Hathaway Inc. - Class B (b)                           5      11,517
   Platinum Underwriters Holdings Ltd. (b)                        48       1,260
   Willis Group Holdings Ltd. (b)                                 77       2,202
   XL Capital Ltd.                                                42       3,273
                                                                        --------
                                                                          30,079

Internet - 3.8%
   Amazon.Com Inc. (b)                                           155       2,924
   TMP Worldwide Inc. (b)                                        158       1,784
   Yahoo Inc. (b)                                                218       3,572
                                                                        --------
                                                                           8,280

Leisure Time - 2.0%
   USA Interactive (b)                                           189       4,321

Media - 15.0%
   AOL Time Warner Inc. (b)                                      316       4,142
   Cablevision Systems Corp. (b)                                 375       6,276
   Comcast Corp. - Special Class A (b)                           102       2,315
   COX Communications Inc. (b)                                    96       2,723
   Liberty Media Corp. (b)                                     1,668      14,911
   Viacom Inc. - Class B (b)                                      54       2,187
                                                                        --------
                                                                          32,554

Oil & Gas Producers - 3.2%
   Anadarko Petroleum Corp.                                       57       2,715
   Murphy Oil Corp.                                               80       3,416
   Patterson-UTI Energy Inc. (b)                                  24         711
                                                                        --------
                                                                           6,842

Oil & Gas Services - 3.0%
   BJ Services Co. (b)                                            89       2,876
   Smith International Inc. (b)                                  113       3,686
                                                                        --------
                                                                           6,562

Pharmaceuticals - 15.5%
   AmerisourceBergen Corp.                                        84       4,569
   Biovail Corp. (b)                                              32         837
   Cardinal Health Inc.                                           59       3,483
   Eli Lilly & Co.                                                18       1,133
   Forest Laboratories Inc. (b)                                   73       7,121
   Medimmune Inc. (b)                                             91       2,472
   Novartis AG                                                    32       1,169
   Novartis AG - ADR                                              63       2,331
   Pfizer Inc.                                                   248       7,576
   Wyeth                                                          76       2,836
                                                                        --------
                                                                          33,527

Retail - 3.5%
   Darden Restaurants Inc.                                        24         491
   Dollar Tree Stores Inc. (b)                                    98       2,405
   TJX Cos. Inc.                                                 141       2,759
   Wendy's International Inc.                                     16         429
   Yum! Brands Inc. (b)                                           62       1,503
                                                                        --------
                                                                           7,587

Semiconductors - 0.9%
   Analog Devices Inc. (b)                                        25         603
   Applied Materials Inc. (b)                                     31         406
   KLA-Tencor Corp. (b)                                           13         470
   Novellus Systems Inc. (b)                                      15         418
                                                                        --------
                                                                           1,897

Software - 4.3%
   Computer Associates International Inc.                        102       1,377
   Electronic Arts Inc. (b)                                       37       1,838
   Intuit Inc. (b)                                                31       1,453
   Microsoft Corp. (b)                                            89       4,608
                                                                        --------
                                                                           9,276

Telecommunications - 0.7%
   EchoStar Communications Corp. (b)                              64       1,428


Telecommunications Equipment - 4.4%
   Nokia Corp. - ADR                                             561       8,697
   Nokia Oyj                                                      49         778
                                                                        --------
                                                                           9,475

Transportation - 1.3%
   Canadian National Railway Co.                                  69       2,854
                                                                        --------
   Total Common Stocks (cost $232,636)                                   216,121
                                                                        --------

Short Term Investments - 0.3%
Commercial Paper - 0.3%
   General Electric Capital Corp., 1.25%, 01/02/03               700         700

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                        52          52
                                                                        --------
   Total Short Term Investments (cost $752)                                  752
                                                                        --------

Total Investments - 100% (cost $233,388)                                 216,873
                                                                        --------
                                                                        --------

Janus/JNL Balanced Fund
Common Stocks - 48.7%

Aerospace & Defense - 0.7%
   General Dynamics Corp.                                             7 $    537

Auto Manufacturers - 0.8%
   Bayerische Motoren Werke AG                                       20      603

Banks - 1.6%
   Bank of America Corp.                                              8      572
   US Bancorp                                                        31      650
                                                                        --------
                                                                           1,222

Beverages - 2.8%
   Anheuser-Busch Cos. Inc.                                          19      914
   Diageo Plc                                                        57      614
   PepsiCo Inc.                                                      13      566
                                                                        --------
                                                                           2,094

Chemicals - 0.5%
   E.I. Du Pont de Nemours and Co.                                    9      374


Commercial Services - 0.4%
   Accenture Ltd. (b)                                                19      338


Computers - 1.8%
   Apple Computer Inc. (b)                                           10      144
   Dell Computer Corp. (b)                                            7      190
   International Business Machines Corp.                              4      343
   Lexmark International Inc. (b)                                    11      656
                                                                        --------
                                                                           1,333

Cosmetics & Personal Care - 1.8%
   Avon Products Inc.                                                 2       97
   Colgate-Palmolive Co.                                              4      225
   Estee Lauder Cos. Inc.                                            11      280
   Procter & Gamble Co.                                               9      739
                                                                        --------
                                                                           1,341

Diversified Financial Services - 2.3%
   American Express Co.                                               7      242
   Citigroup Inc.                                                    34    1,208
   Goldman Sachs Group Inc.                                           5      316
                                                                        --------
                                                                           1,766

Environmental Control - 0.5%
   Waste Management Inc.                                             15      340

Food - 0.8%
   Kroger Co. (b)                                                    16      243
   Unilever NV - NYS                                                  6      391
                                                                        --------
                                                                             634

Healthcare - 1.4%
   Johnson & Johnson                                                  9      461
   Medtronic Inc.                                                    13      596
                                                                        --------
                                                                           1,057

Insurance - 6.6%
   AFLAC Inc.                                                        21      628
   Allstate Corp.                                                    16      579
   American International Group Inc.                                 16      920
   Berkshire Hathaway Inc. - Class B (b)                              1    1,321
   Marsh & McLennan Cos. Inc.                                        29    1,356
   XL Capital Ltd.                                                    2      144
                                                                        --------
                                                                           4,948

Internet - 0.3%
   Yahoo Inc. (b)                                                    14      228

Leisure Time - 0.2%
   Harley-Davidson Inc.                                               4      163

Lodging - 1.4%
   Fairmont Hotels & Resorts Inc.                                     7      172
   Marriott International Inc. - Class A                             20      655
   Starwood Hotels & Resorts Worldwide Inc.                          11      263
                                                                        --------
                                                                           1,090

Manufacturing - 3.5%
   3M Co.                                                             7      860
   General Electric Co.                                              24      573
   Honeywell International Inc.                                      35      852
   SPX Corp. (b)                                                     10      372
                                                                        --------
                                                                           2,657

Media - 5.6%
   AOL Time Warner Inc. (b)                                          34      443
   Comcast Corp. - Class A (b)                                        5      118
   Comcast Corp. - Special Class A (b)                               11      245
   COX Communications Inc. (b)                                        9      242
   Gannett Co. Inc.                                                  17    1,226
   Liberty Media Corp. (b)                                           73      656
   Viacom Inc. - Class B (b)                                         31    1,269
                                                                        --------
                                                                           4,199

Mining - 0.0%
   Cia Vale do Rio Doce - ADR (b)                                     -        3

Oil & Gas Producers - 4.8%
   Apache Corp.                                                      11      612
   Burlington Resources Inc.                                         15      638
   EnCana Corp.                                                       1       24
   EnCana Corp.                                                      11      332
   Exxon Mobil Corp.                                                 39    1,360
   Total Fina Elf SA                                                  5      693
                                                                        --------
                                                                           3,659

Oil & Gas Services - 0.4%
   Schlumberger Ltd.                                                  7      310

Pharmaceuticals - 2.6%
   Abbott Laboratories                                                7      277
   Bristol-Myers Squibb Co.                                           6      136
   Merck & Co. Inc.                                                  11      600
   Pfizer Inc.                                                       31      937
                                                                        --------
                                                                           1,950

Retail - 1.1%
   Costco Wholesale Corp. (b)                                         7      193
   TJX Cos. Inc.                                                      1       28
   Walgreen Co.                                                       7      203
   Wal-Mart Stores Inc.                                               8      402
                                                                        --------
                                                                             826

Semiconductors - 0.9%
   Linear Technology Corp.                                            7      182
   Maxim Integrated Products Inc.                                     8      255
   Texas Instruments Inc.                                            17      248
                                                                        --------
                                                                             685

Software - 3.3%
   Automatic Data Processing Inc.                                    33    1,306
   Microsoft Corp. (b)                                               22    1,150
                                                                        --------
                                                                           2,456

Telecommunications - 0.6%
   Verizon Communications Inc.                                       12      450

Toys & Hobbies - 0.5%
   Mattel Inc.                                                       21      399

Transportation - 1.5%
   Canadian National Railway Co.                                     10      399
   CNF Inc.                                                          12      400
   FedEx Corp.                                                        6      351
                                                                        --------
                                                                           1,150

   Total Common Stocks (cost $39,702)                                     36,812
                                                                        --------

Corporate Bonds - 22.5%
Aerospace & Defense - 1.5%
   Lockheed Martin Corp.
   7.25%, 05/15/06                                                  370      416
   8.20%, 12/01/09                                                  210      260
   7.65%, 05/01/16                                                  370      457
                                                                        --------
                                                                           1,133

Auto Parts & Equipment - 0.8%
   Delphi Corp., 6.55%, 06/15/06                                    190      200
   Lear Corp., 7.96%, 05/15/05                                      420      431
                                                                        --------
                                                                             631

Banks - 0.4%
   First Bank National Association, 5.70%, 12/15/08                 299      329

Beverages - 3.4%
   Anheuser-Busch Cos. Inc.
   5.65%, 09/15/08                                                  425      468
   5.125%, 10/01/08                                                 260      280
   5.75%, 04/01/10                                                  255      280
   6.00%, 04/15/11                                                  470      522
   7.55%, 10/01/30                                                   40       51
   6.80%, 01/15/31                                                  100      117
   6.80%, 08/20/32                                                   95      111

Coca-Cola Enterprises Inc. 5.375%, 08/15/06                         200      217
   4.375%, 09/15/09                                                 220      227
   6.125%, 08/15/11                                                 275      304
                                                                        --------
                                                                           2,577

Chemicals - 0.1%
   Dow Chemical Co., 5.75%, 11/15/09                                125      129

Computers - 0.3%
   Apple Computer Inc., 6.50%, 02/15/04                             155      158
   Sun Microsystems Inc., 7.35%, 08/15/04                            56       58
                                                                        --------
                                                                             216
Cosmetics & Personal Care - 0.3%
   International Flavors & Fragrances Inc., 6.45%, 05/15/06         175      189

Diversified Financial Services - 4.1%
   American Express Co., 6.75%, 06/23/04                            575      614
   American General Finance Corp.
   5.875%, 07/14/06                                                 175      188
   5.375%, 09/01/09                                                  80       84
   Citigroup Inc.
   7.25%, 10/01/10                                                  140      163
   6.625%, 06/15/32                                                 180      197
   Ford Motor Credit Co.
   5.75%, 02/23/04                                                   56       57
   6.70%, 07/16/04                                                  166      169
   General Electric Capital Corp.
   5.375%, 04/23/04                                                 313      327
   7.25%, 05/03/04                                                  120      128
   4.25%, 01/28/05                                                  137      143
   5.35%, 03/30/06                                                  405      434
   6.75%, 03/15/32                                                  130      144
   General Motors Acceptance Corp.
   5.80%, 03/12/03                                                   95       96
   5.36%, 07/27/04                                                  144      147
   5.25%, 05/16/05                                                  100      100
   Salomon Smith Barney Holdings Inc., 6.50%, 02/15/08              110      123
                                                                        --------
                                                                           3,114

Entertainment - 0.1%
   Six Flags Inc., 9.75%, 06/15/07                                   82       80

Food - 1.9%
   Fred Meyer Inc. Holding Co., 7.45%, 03/01/08                     190      216
   General Mills Inc.
   5.125%, 02/15/07                                                 160      170
   6.00%, 02/15/12                                                  105      114
   Kellogg Co.
   5.50%, 04/01/03                                                  310      312
   7.45%, 04/01/31                                                   60       73
   Kroger Co.
   7.80%, 08/15/07                                                   45       52
   7.00%, 05/01/18                                                   40       43
   6.80%, 12/15/18                                                   76       80
   Pepsi Bottling Holdings Inc., 5.625%, 02/17/09 (e)                85       93
   Safeway Inc.
   6.15%, 03/01/06                                                  128      139
   6.50%, 11/15/08                                                   99      109
                                                                        --------
                                                                           1,401

Hand & Machine Tools - 0.7%
   Black & Decker Corp., 7.125%, 06/01/11                           364      417
   Stanely Works, 4.90%, 11/01/12 (e)                                88       90
                                                                        --------
                                                                             507

Healthcare - 0.1%
   UnitedHealth Group Inc., 5.20%, 01/17/07                          63       67

Insurance - 0.6%
   AIG SunAmerica Global Financing IX, 5.10%, 01/17/07 (e)          290      310
   Marsh & McLennan Cos. Inc., 5.375%, 03/15/07                     165      178
                                                                        --------
                                                                             488

Lodging - 0.4%
   ITT Corp., 6.75%, 11/15/05                                        92       92
   Starwood Hotels & Resorts Worldwide Inc.
   7.375%, 05/01/07 (e)                                             141      139
   7.875%, 05/01/12 (e)                                              65       64
                                                                        --------
                                                                             295

Manufacturing - 0.8%
   Honeywell International Inc.
   5.125%, 11/01/06                                                 280      296
   6.125%, 11/01/11                                                 250      272
                                                                        --------
                                                                             568

Media - 3.0%
   AOL Time Warner Inc.
   5.625%, 05/01/05                                                  91       93
   7.70%, 05/01/32                                                  135      140
   Clear Channel Communications Inc., 6.00%, 11/01/06               110      117
   Comcast Cable Communications
   6.375%, 01/30/06                                                  16       17
   6.75%, 01/30/11                                                  280      291
   7.125%, 06/15/13                                                  85       90
   COX Communications Inc., 7.125%, 10/01/12                         90      100
   TCI Communications Inc.
   6.375%, 05/01/03                                                 505      505
   8.65%, 09/15/04                                                   31       33
   6.875%, 02/15/06                                                 124      131
   Tele-Communications-TCI Group, 7.875%, 08/01/13                   72       79
   Time Warner Inc., 9.15%, 02/01/23                                262      301
   Viacom Inc.
   7.70%, 07/30/10                                                  190      227
   5.625%, 08/15/12                                                 120      128
                                                                        --------
                                                                           2,252
Oil & Gas Producers - 0.5%
   Burlington Resources Finance Co., 7.20%, 08/15/31                145      166
   Conoco Inc., 6.95%, 04/15/29                                     160      181
                                                                        --------
                                                                             347
Packaging & Containers - 0.3%
   Ball Corp., 6.875%, 12/15/12 (e)                                 215      216

Retail - 2.4%
   Target Corp.
   5.50%, 04/01/07                                                  125      136
   5.40%, 10/01/08                                                   40       43
   Wal-Mart Stores Inc.
   5.45%, 08/01/06                                                  575      628
   6.875%, 08/10/09                                                 760      895
   Yum! Brands Inc., 7.70%, 07/01/12                                130      135
                                                                        --------
                                                                           1,837

Telecommunications - 0.3%
   Sprint Capital Corp., 5.70%, 11/15/03                             41       41
   Verizon Global Funding Corp., 6.125%, 06/15/07                   202      222
                                                                        --------
                                                                             263
Textiles - 0.5%
   Mohawk Industries Inc., 7.20%, 04/15/12                          348      391
                                                                        --------

   Total Corporate Bonds (cost $15,803)                                   17,030
                                                                        --------

Preferred Stocks - 1.4%
Auto Manufacturers - 1.2%
   Ford Motor Co. Capital Trust II                                   13      523
   General Motors Corp.                                              16      375
                                                                        --------
                                                                             898

Media - 0.2%
   Tribune Co., 2.00%                                                 2      114
                                                                        --------
   Total Preferred Stocks (cost $1,267)                                    1,012
                                                                        --------

Government Securities - 18.8%
U.S. Government Agencies - 7.0%
   Federal Home Loan Bank
   4.875%, 05/14/04                                                 525      549
   3.375%, 06/15/04                                                 515      529
   6.50%, 11/15/05                                                  445      498
   Federal Home Loan Mortgage Corp.
   4.25%, 06/15/05                                                  435      458
   5.75%, 04/15/08                                                  166      186
   Federal National Mortgage Association
   3.625%, 04/15/04                                                  71       73
   5.625%, 05/14/04                                                 661      698
   6.50%, 08/15/04                                                   70       75
   5.50%, 05/02/06                                                  510      553
   4.75%, 01/02/07                                                  181      192
   5.00%, 01/15/07                                                  341      370
   5.25%, 01/15/09                                                  160      175
   6.375%, 06/15/09                                                  37       43
   6.25%, 02/01/11                                                  286      320
   6.00%, 05/15/11                                                   40       45
   5.375%, 11/15/11                                                 460      499
                                                                        --------
                                                                           5,263

U.S. Treasury Securities - 11.8% U.S. Treasury Bond
   7.25%, 05/15/16                                                  835    1,069
   7.875%, 02/15/21                                                 420      576
   7.25%, 08/15/22                                                  420      547
   6.25%, 08/15/23                                                  442      519
   6.00%, 02/15/26                                                  422      484
   5.25%, 02/15/29                                                  199      208
   6.25%, 05/15/30                                                  523      626
   U.S. Treasury Note
   3.375%, 04/30/04                                               1,335    1,371
   2.125%, 08/31/04                                                 385      389
   5.875%, 11/15/04                                                 666      719
   6.50%, 05/15/05                                                  210      233
   5.75%, 11/15/05                                                  360      398
   6.50%, 10/15/06                                                  296      340
   5.625%, 05/15/08                                                 478      542
   6.00%, 08/15/09                                                  415      483
   5.75%, 08/15/10                                                  145      167
   5.00%, 08/15/11                                                  160      175
   4.875%, 02/15/12                                                  70       76
                                                                        --------
                                                                           8,922
                                                                        --------

   Total Government Securities (cost $13,425)                             14,185
                                                                        --------

Short Term Investments - 8.6%

Commercial Paper - 2.4%
   General Electric Capital Corp., 1.25%, 01/02/03                1,800    1,800

Money Market Funds - 0.1%
   Dreyfus Cash Management Plus, 1.36% (a)                           82       82

U.S. Government Agencies - 6.1% Federal
Home Loan Mortgage Corp. Discount Notes,
   0.75%, 01/02/03                                                4,600    4,600
                                                                        --------

   Total Short Term Investments (cost $6,482)                              6,482
                                                                        --------

Total Investments - 100% (cost $76,679)                                   75,521
                                                                        --------
                                                                        --------

Janus/JNL Capital Growth Fund

Common Stocks - 94.1%
Advertising - 3.1%
   Lamar Advertising Co. (b)                                     126   $   4,226

Agriculture - 0.2%
   Bunge Ltd.                                                     12         287

Airlines - 0.5%
   Ryanair Holdings Plc - ADR (b)                                 17         682

Banks - 5.2%
   Commerce Bancorp. Inc.                                         17         712
   M&T Bank Corp.                                                 21       1,652
   National Commerce Financial Corp.                              54       1,294
   North Fork Bancorp. Inc.                                       22         743
   Northern Trust Corp.                                           56       1,972
   TCF Financial Corp.                                            16         691
                                                                        --------
                                                                           7,064

Biotechnology - 0.8%
   Enzon Pharmaceuticals Inc. (b)                                 41         693
   Millipore Corp. (b)                                            12         417
                                                                        --------
                                                                           1,110

Chemicals - 1.1%
   Praxair Inc.                                                   25       1,448

Commercial Services - 9.0%
   Apollo Group Inc. (b)                                          59       2,614
   Cendant Corp. (b)                                             114       1,193
   Concord EFS Inc. (b)                                           27         430
   First Health Group Corp. (b)                                   54       1,310
   Manpower Inc.                                                  17         555
   Moody's Corp.                                                  47       1,954
   Paychex Inc.                                                   70       1,940
   Robert Half International Inc. (b)                             82       1,322
   Valassis Communications Inc. (b)                               30         883
                                                                        --------
                                                                          12,201

Computers - 2.3%
   Apple Computer Inc. (b)                                        60         853
   BISYS Group Inc. (b)                                           91       1,451
   Cadence Design Systems Inc. (b)                                54         635
   Diebold Inc.                                                    5         215
                                                                        --------
                                                                           3,154

Distribution & Wholesale - 0.8%
   W.W. Grainger Inc.                                             20       1,034

Diversified Financial Services - 2.8%
   Charles Schwab Corp.                                           69         754
   Lehman Brothers Holdings Inc.                                  30       1,607
   T. Rowe Price Group Inc.                                       53       1,443
                                                                        --------
                                                                           3,804

Electrical Components & Equipment - 1.5%
   American Power Conversion Corp. (b)                            36         539
   Ametek Inc.                                                    37       1,426
                                                                        --------
                                                                           1,965

Electronics - 1.1%
   Mettler-Toledo International Inc. (b)                          47       1,509

Entertainment - 2.7%
   International Game Technology (b)                              48       3,614

Environmental Control - 0.3%
   Allied Waste Industries Inc. (b)                               42         417

Food - 1.4%
   Dean Foods Co. (b)                                             52       1,915

Hand & Machine Tools - 0.8%
   Stanley Works                                                  32       1,118

Healthcare - 9.1%
   Anthem Inc. (b)                                                21       1,299
   Apogent Technologies Inc. (b)                                  87       1,805
   C.R. Bard Inc.                                                 21       1,230
   Community Health Systems Inc. (b)                              48         986
   DaVita Inc. (b)                                                 8         188
   Health Management Associates Inc.                              66       1,176
   Quest Diagnostics Inc. (b)                                     26       1,481
   St. Jude Medical Inc. (b)                                      67       2,670
   Stryker Corp.                                                  23       1,574
                                                                        --------
                                                                          12,409

Home Builders - 1.5%
   Clayton Homes Inc.                                             43         525
   NVR Inc. (b)                                                    4       1,455
                                                                        --------
                                                                           1,980

Insurance - 11.2%
   AFLAC Inc.                                                     90       2,707
   Berkshire Hathaway Inc. - Class B (b)                           2       4,550
   Everest Re Group Ltd.                                          19       1,044
   MGIC Investment Corp.                                          45       1,866
   Montpelier Re Holdings Ltd. (b)                                14         407
   RenaissanceRe Holdings Ltd.                                    46       1,836
   W.R. Berkley Corp.                                             29       1,156
   XL Capital Ltd.                                                21       1,650
                                                                        --------
                                                                          15,216

Internet - 0.9%
   eBay Inc. (b)                                                  19       1,286

Leisure Time - 2.5%
   USA Interactive (b)                                           149       3,395

Lodging - 1.4%
   Mandalay Resort Group (b)                                      18         550
   Starwood Hotels & Resorts Worldwide Inc.                       58       1,386
                                                                        --------
                                                                           1,936

Manufacturing - 0.9%
   Lancaster Colony Corp.                                         11         416
   SPX Corp. (b)                                                  23         871
                                                                        --------
                                                                           1,287

Media - 4.6%
   COX Radio Inc. (b)                                             53       1,214
   Entercom Communications Corp. (b)                              30       1,397
   Hispanic Broadcasting Corp. (b)                                67       1,371
   Westwood One Inc. (b)                                          60       2,248
                                                                        --------
                                                                           6,230

Oil & Gas Producers - 5.5%
   EOG Resources Inc.                                             68       2,724
   Murphy Oil Corp.                                               42       1,814
   Ocean Energy Inc.                                             145       2,889
                                                                        --------
                                                                           7,427

Oil & Gas Services - 1.6%
   Smith International Inc. (b)                                   67       2,189

Packaging & Containers - 1.8%
   Ball Corp.                                                     49       2,515


Pharmaceuticals - 2.3%
   Barr Laboratories Inc. (b)                                     18       1,144
   Forest Laboratories Inc. (b)                                    8         779
   King Pharmaceuticals Inc. (b)                                  47         811
   Medimmune Inc. (b)                                             15         416
                                                                        --------
                                                                           3,150

Pipelines - 2.7%
   Kinder Morgan Inc.                                             86       3,626

Retail - 3.5%
   Darden Restaurants Inc.                                        20         411
   Dollar Tree Stores Inc. (b)                                    10         235
   Fred's Inc.                                                    50       1,283
   Staples Inc. (b)                                               74       1,363
   Yum! Brands Inc. (b)                                           61       1,486
                                                                        --------
                                                                           4,778

Savings & Loans - 0.4%
   Sovereign Bancorp. Inc.                                        37         518

Semiconductors - 4.5%
   Cree Inc. (b)                                                  36         582
   KLA-Tencor Corp. (b)                                           37       1,298
   Marvell Technology Group Ltd. (b)                              41         772
   National Semiconductor Corp. (b)                               74       1,112
   Novellus Systems Inc. (b)                                      49       1,380
   Nvidia Corp. (b)                                               89       1,020
                                                                        --------
                                                                           6,164

Software - 0.8%
   Certegy Inc. (b)                                               30         731
   Electronic Arts Inc. (b)                                        7         362
                                                                        --------
                                                                           1,093

Telecommunications - 1.4%
   EchoStar Communications Corp. (b)                              88       1,960

Telecommunications Equipment - 0.4%
   Harris Corp.                                                   22         575

Textiles - 1.5%
   Mohawk Industries Inc. (b)                                     36       2,045
Transportation - 2.0%
   Canadian National Railway Co.                                  18         733
   CNF Inc.                                                       43       1,420
   Expeditors International of Washington Inc.                    18         590
                                                                        --------
                                                                           2,743
                                                                        --------

   Total Common Stocks (cost $145,779)                                   128,070
                                                                        --------

Short Term Investments - 5.9%

Commercial Paper - 0.8%
   General Electric Capital Corp., 1.25%, 01/02/03             1,100       1,100

Money Market Funds - 0.1%
   Dreyfus Cash Management Plus, 1.36% (a)                       100         100

U.S. Government Agencies - 5.0% Federal Home
Loan Mortgage Corp. Discount Notes,
   0.75%, 01/02/03                                             6,800       6,800
                                                                        --------

Total Short Term Investments (cost $8,000)                                 8,000
                                                                        --------

Total Investments - 100% (cost $153,779)                                 136,070
                                                                        --------
                                                                        --------

Janus/JNL Global Equities Fund

Common Stocks - 96.4%
Advertising - 1.1%
   WPP Group Plc                                                299    $   2,284

Aerospace & Defense - 2.4%
   General Dynamics Corp.                                        27        2,107
   Lockheed Martin Corp.                                         10          552
   Northrop Grumman Corp.                                        15        1,438
   Raytheon Co.                                                  31          956
                                                                        --------
                                                                           5,053

Apparel - 0.6%
   NIKE Inc.                                                     26        1,176

Auto Manufacturers - 2.2%
   Honda Motor Co. Ltd.                                          44        1,610
   Hyundai Motor Co. Ltd.                                        43        1,008
   Nissan Motor Co. Ltd.                                        253        1,974
                                                                        --------
                                                                           4,592

Banks - 7.1%
   Banco Popular Espanol                                         27        1,113
   Bank of New York Co. Inc.                                     52        1,245
   Barclays Plc                                                 197        1,220
   Credit Suisse Group (b)                                       23          489
   Danske Bank A/S                                               92        1,512
   Kookmin Bank (b)                                               7          231
   Principal Office Fund (b)                                     42        1,488
   Royal Bank of Scotland Group Plc                              72        1,727
   Societe Generale                                              19        1,096
   Standard Chartered Plc                                        73          831
   UBS AG (b)                                                    52        2,542
   UniCredito Italiano SpA                                      211          842
   Westpac Banking Corp.                                         81          631
                                                                        --------
                                                                          14,967

Beverages - 2.8%
   Anheuser-Busch Cos. Inc.                                       7          318
   Asahi Breweries Ltd.                                         129          846
   Coca-Cola Co.                                                 25        1,083
   Diageo Plc                                                   298        3,244
   Heineken NV                                                    3          106
   SABMiller Plc                                                 49          345
                                                                        --------
                                                                           5,942
Biotechnology - 0.3%
   Genentech Inc. (b)                                            22          720

Chemicals - 3.4%
   Air Liquide SA                                                 7          906
   Akzo Nobel NV                                                 30          953
   BASF AG                                                       38        1,434
   BOC Group Plc                                                183        2,618
   Givaudan                                                       2        1,015
   Syngenta AG                                                    5          306
                                                                        --------
                                                                           7,232

Commercial Services - 2.9%
   Aramark Corp. (b)                                             27          623
   Dai Nippon Printing Co. Ltd.                                  99        1,095
   McKesson Corp.                                                79        2,132
   Securitas AB                                                 187        2,235
                                                                        --------
                                                                           6,085

Computers - 0.5%
   Dell Computer Corp. (b)                                       41        1,094


Cosmetics & Personal Care - 1.7%
   Estee Lauder Cos. Inc.                                        50        1,325
   Kao Corp.                                                    103        2,261
                                                                        --------
                                                                           3,586

Diversified Financial Services - 5.1%
   Citigroup Inc.                                               158        5,550
   Fannie Mae                                                    47        3,015
   Goldman Sachs Group Inc.                                       8          536
   SLM Corp.                                                     16        1,671
                                                                        --------
                                                                          10,772

Electrical Components & Equipment - 1.8%
   Samsung Electronics Co. Ltd.                                  14        3,733

Electronics - 0.6%
   Koninklijke Philips Electronics NV                            62        1,084
   Koninklijke Philips Electronics NV - NYS                       8          145
                                                                        --------
                                                                           1,229

Environmental Control - 0.5%
   Waste Management Inc.                                         43          988

Food - 3.1%
   Carrefour SA                                                   7          322
   Compass Group Plc                                            267        1,418
   Groupe Danone                                                 10        1,387
   Nestle SA                                                     12        2,467
   Unilever NV                                                   16          984
                                                                        --------
                                                                           6,578

Forest Products & Paper - 0.9%
   Stora Enso Oyj - Class R                                      75          796
   UPM-Kymmene Oyj                                               33        1,051
                                                                        --------
                                                                           1,847

Hand & Machine Tools - 0.8%
   Schneider Electric SA                                         37        1,765

Healthcare - 4.1%
   Amersham Plc                                                  69          619
   Hoya Corp.                                                    20        1,366
   Johnson & Johnson                                             18          962
   Laboratory Corp. of America Holdings (b)                      10          221
   Medtronic Inc.                                                63        2,882
   Tenet Healthcare Corp. (b)                                    12          195
   UnitedHealth Group Inc.                                       29        2,414
                                                                        --------
                                                                           8,659

Home Furnishings - 1.4%
   SONY Corp.                                                    68        2,846

Household Products - 0.4%
   Reckitt Benckiser Plc                                         44          861

Insurance - 3.2%
   Allstate Corp.                                                48        1,764
   Cigna Corp.                                                   10          412
   Marsh & McLennan Cos. Inc.                                    52        2,402
   Muenchener Rueckversicherungs AG                               4          461
   Swiss Reinsurance                                             16        1,020
   Willis Group Holdings Ltd. (b)                                20          578
                                                                        --------
                                                                           6,637

Internet - 0.3%
   Check Point Software Technologies Ltd. (b)                    42          550

Leisure Time - 0.7%
   USA Interactive (b)                                           61        1,395

Lodging - 0.3%
   Starwood Hotels & Resorts Worldwide Inc.                      29          679

Manufacturing - 2.0%
   General Electric Co.                                          63        1,524
   Honeywell International Inc.                                  50        1,204
   Tyco International Ltd.                                       86        1,473
                                                                        --------
                                                                           4,201

Media - 9.2%
   AOL Time Warner Inc. (b)                                     210        2,750
   Clear Channel Communications Inc. (b)                         59        2,212
   Comcast Corp. - Class A (b)                                   18          429
   Comcast Corp. - Special Class A (b)                           24          542
   Grupo Televisa SA - ADR (b)                                   57        1,596
   Liberty Media Corp. (b)                                      171        1,525
   McGraw-Hill Cos. Inc.                                         29        1,753
   New York Times Co.                                            19          862
   News Corp. Ltd.                                              295        1,905
   News Corp. Ltd. - ADR                                          8          201
   Pearson Plc                                                   19          177
   Reed Elsevier NV                                              20          250
   Reed Elsevier Plc                                            113          967
   Viacom Inc. - Class B (b)                                     34        1,386
   Walt Disney Co.                                               33          538
   Wolters Kluwer NV                                            133        2,321
                                                                        --------
                                                                          19,414

Metal Fabrication & Hardware - 1.2%
   Assa Abloy AB - Class B                                      229        2,613

Mining - 0.7%
   Anglo American Plc                                            41          609
   Cia Vale do Rio Doce - ADR (b)                                28          819
                                                                        --------
                                                                           1,428

Oil & Gas Producers - 8.5%
   Anadarko Petroleum Corp.                                      30        1,447
   BP Plc                                                       216        1,488
   CNOOC Ltd.                                                   400          521
   EnCana Corp.                                                  93        2,857
   ENI-Ente Nazionale Idrocarburi SpA                           183        2,913
   PetroChina Co. Ltd.                                        4,686          931
   Petroleo Brasileiro SA - Petrobras - ADR                     163        2,184
   Total Fina Elf SA                                             33        4,700
   YUKOS - ADR                                                    5          719
                                                                        --------
                                                                          17,760
Pharmaceuticals - 12.0%
   Abbott Laboratories                                           56        2,248
   Aventis SA                                                    20        1,093
   Cardinal Health Inc.                                          29        1,739
   Eisai Co. Ltd.                                                12          274
   Fujisawa Pharmaceutical Co. Ltd.                               6          137
   GlaxoSmithKline Plc                                          124        2,385
   Novartis AG                                                   48        1,769
   Pfizer Inc.                                                  105        3,214
   Sanofi-Synthelabo SA                                          31        1,901
   Serono SA - Class B                                            1          520
   Takeda Chemical Industries Ltd.                               96        4,025
   Teva Pharmaceutical Industries Ltd. - ADR                     63        2,427
   Yamanouchi Pharmaceutical Co. Ltd.                           120        3,476
                                                                        --------
                                                                          25,208

Retail - 0.8%
   Costco Wholesale Corp. (b)                                    27          761
   Dixons Group Plc                                             307          716
   Ito-Yokado Co. Ltd.                                            6          177
                                                                        --------
                                                                           1,654

Semiconductors - 2.1%
   STMicroelectronics NV                                        158        3,104
   STMicroelectronics NV - NYS                                   48          930
   Texas Instruments Inc.                                        28          416
                                                                        --------
                                                                           4,450

Software - 4.3%
   Automatic Data Processing Inc.                                40        1,581
   Electronic Arts Inc. (b)                                       7          340
   First Data Corp.                                              30        1,066
   Fiserv Inc. (b)                                               40        1,356
   Intuit Inc. (b)                                                9          402
   Microsoft Corp. (b)                                           71        3,656
   Oracle Corp. (b)                                              53          577
                                                                        --------
                                                                           8,978

Telecommunications - 1.8%
   China Telecom Corp. Ltd. (b)                               2,998          527
   China Telecom Corp. Ltd. - ADR (b)                             8          131
   Telecom Italia SpA-RNC                                       208        1,051
   Telecom Italia SpA                                           116          883
   Telefonos de Mexico SA de CV - ADR                            37        1,185
                                                                        --------
                                                                           3,777

Telecommunications Equipment - 0.5%
   Nokia Corp. - ADR                                             18          285
   Nokia Oyj                                                     52          826
                                                                        --------
                                                                           1,111

Tobacco - 2.5%
   Japan Tobacco Inc.                                             -          984
   Philip Morris Cos. Inc.                                      104        4,207
                                                                        --------
                                                                           5,191

Wireless Telecommunications - 2.6%
   China Mobile Ltd. (b)                                      1,428        3,398
   SK Telecom Co. Ltd.                                            3          548
   Vodafone Group Plc                                           776        1,415
   Vodafone Group Plc - ADR                                       6          107
                                                                        --------
                                                                           5,468
                                                                        --------

   Total Common Stocks (cost $231,428)                                   202,523
                                                                        --------

Preferred Stocks - 0.6%
Auto Manufacturers - 0.6%
   Porsche AG                                                     3        1,213
                                                                        --------

   Total Preferred Stocks (cost $802)                                      1,213
                                                                        --------

Short Term Investments - 3.0%
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                       47           47

U.S. Government Agencies - 3.0% Federal Home
 Loan Mortgage Corp. Discount Notes,
   0.75%, 01/02/03                                            6,300        6,300
                                                                        --------

   Total Short Term Investments (cost $6,347)                              6,347
                                                                        --------

Total Investments - 100% (cost $238,577)                                 210,083
                                                                        --------
                                                                        --------

Janus/JNL Growth & Income Fund

Common Stocks - 83.6%

Advertising - 0.4%
   Lamar Advertising Co. (b)                                        2   $     52

Aerospace & Defense - 1.0%
   General Dynamics Corp.                                           2        141

Airlines - 0.2%
   Southwest Airlines Co.                                           2         26

Auto Manufacturers - 0.4%
   Bayerische Motoren Werke AG                                      2         61

Banks - 3.4%
   Bank of America Corp.                                            3        195
   US Bancorp                                                      13        273
                                                                        --------
                                                                             468

Beverages - 3.3%
   Anheuser-Busch Cos. Inc.                                         6        269
   PepsiCo Inc.                                                     4        186
                                                                        --------
                                                                             455

Chemicals - 2.1%
   E.I. Du Pont de Nemours and Co.                                  6        242
   International Flavors & Fragrances Inc.                          1         46
                                                                        --------
                                                                             288

Commercial Services - 2.1%
   Accenture Ltd. (b)                                               4         69
   Paychex Inc.                                                     5        129
   Valassis Communications Inc. (b)                                 3         97
                                                                        --------
                                                                             295

Computers - 2.4%
   Apple Computer Inc. (b)                                          6         91
   Ceridian Corp. (b)                                               8        111
   International Business Machines Corp.                            1         93
   Lexmark International Inc. (b)                                   1         44
                                                                        --------
                                                                             339

Cosmetics & Personal Care - 2.6%
   Colgate-Palmolive Co.                                            2        113
   Procter & Gamble Co.                                             3        250
                                                                        --------
                                                                             363

Diversified Financial Services - 9.5%
   Charles Schwab Corp.                                             4         38
   CIT Group Inc. (b)                                               8        159
   Citigroup Inc.                                                  17        607
   Fannie Mae                                                       5        305
   Goldman Sachs Group Inc.                                         2        151
   JPMorgan Chase & Co.                                             3         63
                                                                        --------
                                                                           1,323

Environmental Control - 0.4%
   Waste Management Inc.                                            2         56

Hand & Machine Tools - 1.1%
   Stanley Works                                                    4        149

Healthcare - 2.4%
   Medtronic Inc.                                                   6        256
   Tenet Healthcare Corp. (b)                                       1         20
   UnitedHealth Group Inc.                                          1         51
                                                                        --------
                                                                             327

Insurance - 9.6%
   AFLAC Inc.                                                       3        104
   American International Group Inc.                                4        257
   Berkshire Hathaway Inc. - Class B (b)                            -        303
   John Hancock Financial Services Inc.                             4        122
   Marsh & McLennan Cos. Inc.                                       9        400
   MGIC Investment Corp.                                            3        113
   Travelers Property Casualty Corp. (b)                            3         40
                                                                        --------
                                                                           1,339

Leisure Time - 1.5%
   Harley-Davidson Inc.                                             1         69
   USA Interactive (b)                                              6        140
                                                                        --------
                                                                             209

Lodging - 2.0%
   Fairmont Hotels & Resorts Inc.                                   5        119
   Park Place Entertainment Corp. (b)                               9         78
   Starwood Hotels & Resorts Worldwide Inc.                         3         79
                                                                        --------
                                                                             276

Manufacturing - 4.1%
   3M Co.                                                           2        192
   General Electric Co.                                            11        273
   Honeywell International Inc.                                     4        105
                                                                        --------
                                                                             570

Media - 12.6%
   AOL Time Warner Inc. (b)                                         3         43
   Clear Channel Communications Inc. (b)                            5        175
   Comcast Corp. - Special Class A (b)                             12        280
   COX Communications Inc. (b)                                      8        219
   Gannett Co. Inc.                                                 3        187
   Liberty Media Corp. (b)                                         42        373
   Viacom Inc. - Class B (b)                                        9        374
   Walt Disney Co.                                                  6        104
                                                                        --------
                                                                           1,755

Oil & Gas Producers - 6.5%
   ConocoPhillips                                                   4        188
   EnCana Corp.                                                     7        219
   Exxon Mobil Corp.                                               14        496
                                                                        --------
                                                                             903

Pharmaceuticals - 4.9%
   Abbott Laboratories                                              4        152
   Merck & Co. Inc.                                                 2         93
   Pfizer Inc.                                                      9        286
   Wyeth                                                            4        156
                                                                        --------
                                                                             687

Pipelines - 0.6%
   Kinder Morgan Inc.                                               2         87

Retail - 0.5%
   Target Corp.                                                     2         66

Semiconductors - 2.0%
   Linear Technology Corp.                                          3         64
   Maxim Integrated Products Inc.                                   6        213
                                                                        --------
                                                                             277

Software - 4.6%
   Automatic Data Processing Inc.                                   3        104
   Electronic Arts Inc. (b)                                         2         75
   Microsoft Corp. (b)                                              9        454
                                                                        --------
                                                                             633

Telecommunications - 0.5%
   SBC Communications Inc.                                          2         65

Telecommunications Equipment - 0.7%
   Nokia Corp. - ADR                                                7        104

Toys & Hobbies - 1.3%
   Mattel Inc.                                                      9        174

Transportation - 0.9%
   C.H. Robinson Worldwide Inc.                                     1         45
   Canadian National Railway Co.                                    2         75
                                                                        --------
                                                                             120
                                                                        --------

   Total Common Stocks (cost $13,492)                                     11,608
                                                                        --------

Corporate Bonds - 4.5%
Advertising - 0.1%
   Lamar Advertising Co., 5.25%, 09/15/06 (j)                      15         15

Electric - 0.5%
   Centerpoint Energy Inc., 2.00%, 09/15/29 (j)                     4         80

Entertainment - 0.1%
   Six Flags Inc.
   9.50%, 02/01/09                                                  5          5
   8.875%, 02/01/10                                                20         19
                                                                        --------
                                                                              24

Environmental Control - 0.5%
   Waste Management Inc.
   6.375%, 12/01/03                                                40         40
   7.00%, 10/01/04                                                 15         16
   7.00%, 05/15/05                                                 11         12
                                                                        --------
                                                                              68

Media - 0.2%
   COX Communications Inc., 7.125%, 10/01/12                       22         24

Oil & Gas Producers - 0.2%
   Devon Energy Corp., 3.94%, 06/27/20 (j) (k)                     45         24

Retail - 1.9%
   Wal-Mart Stores Inc., 4.375%, 08/01/03                         255        259

Telecommunications - 0.2%
   CenturyTel Inc., 8.375%, 10/15/10                               20         24

Toys & Hobbies - 0.4%
   Mattel Inc.
   6.00%, 07/15/03                                                 20         20
   6.125%, 07/15/05                                                34         35
                                                                        --------
                                                                              55

Transportation - 0.4%
   Wisconsin Central Transport, 6.625%, 04/15/08                   45         51
                                                                        --------

   Total Corporate Bonds (cost $742)                                         624
                                                                        --------

Preferred Stocks - 2.7%
Auto Manufacturers - 2.7%
   General Motors Corp.                                             7        153
   Porsche AG                                                       1        219
                                                                        --------

   Total Preferred Stocks (cost $324)                                        372
                                                                        --------

Government Securities - 6.1%
U.S. Treasury Securities - 6.1%
   U.S. Treasury Note
   3.00%, 01/31/04                                                 25         24
   2.875%, 06/30/04                                               385        394
   2.25%, 07/31/04                                                210        213
   3.50%, 11/15/06                                                210        219
                                                                        --------

   Total Government Securities (cost $840)                                   850
                                                                        --------

Short Term Investments - 3.1%
Money Market Funds - 0.2%
   Dreyfus Cash Management Plus, 1.36% (a)                         26         26

U.S. Government Agencies - 2.9% Federal
Home Loan Mortgage Corp. Discount Notes,
   0.75%, 01/02/03                                                400        400
                                                                        --------

   Total Short Term Investments (cost $426)                                  426
                                                                        --------

Total Investments - 100% (cost $15,824)                                   13,880
                                                                        --------
                                                                        --------

JPMorgan/JNL Enhanced S&P 500(R) Stock Index Fund
Common Stocks - 97.7%

Advertising - 0.0%
   Interpublic Group Cos. Inc.                                        - $      4

Aerospace & Defense - 2.0%
   Boeing Co.                                                         5      177
   General Dynamics Corp.                                             1       40
   Lockheed Martin Corp.                                              3      162
   Northrop Grumman Corp.                                             1       78
   United Technologies Corp.                                          6      390
                                                                        --------
                                                                             847

Agriculture - 0.2%
   Monsanto Co.                                                       5       94


Apparel - 0.5%
   Jones Apparel Group Inc. (b)                                       4      152
   NIKE Inc.                                                          2       76
                                                                        --------
                                                                             228

Auto Manufacturers - 0.8%
   Ford Motor Co.                                                    12      108
   General Motors Corp.                                               5      188
   PACCAR Inc.                                                        1       51
                                                                        --------
                                                                             347

Auto Parts & Equipment - 0.3%
   Delphi Corp.                                                       1        5
   Johnson Controls Inc.                                              1       56
   Lear Corp. (b)                                                     2       70
                                                                        --------
                                                                             131

Banks - 5.0%
   Bank of America Corp.                                              1       97
   Bank One Corp.                                                    10      369
   Compass Bancshares Inc.                                            1       22
   FirstMerit Corp.                                                   -        9
   FleetBoston Financial Corp.                                       14      330
   Hibernia Corp.                                                     2       37
   Marshall & Ilsley Corp.                                            3       82
   Mellon Financial Corp.                                             4      115
   PNC Financial Services Group Inc.                                  4      180
   SouthTrust Corp.                                                   1       22
   SunTrust Banks Inc.                                                5      279
   TCF Financial Corp.                                                1       31
   US Bancorp                                                        24      511
   Wells Fargo & Co.                                                  -       19
                                                                        --------
                                                                           2,103

Beverages - 2.4%
   Coca-Cola Co.                                                     20      854
   PepsiCo Inc.                                                       4      169
                                                                        --------
                                                                           1,023

Biotechnology - 1.1%
   Amgen Inc. (b)                                                     9      420
   Human Genome Sciences Inc. (b)                                     4       33
                                                                        --------
                                                                             453

Building Materials - 0.3%
   Masco Corp.                                                        6      120

Chemicals - 1.3%
   Air Products & Chemicals Inc.                                      3      128
   Dow Chemical Co.                                                   1       33
   Eastman Chemical Co.                                               2       88
   Lyondell Chemical Co.                                              1       15
   PPG Industries Inc.                                                4      181
   Praxair Inc.                                                       2       87
   Rohm & Haas Co.                                                    -       13
                                                                        --------
                                                                             545

Commercial Services - 0.3%
   Cendant Corp. (b)                                                  8       88
   McKesson Corp.                                                     1       35
   Paychex Inc.                                                       1       20
                                                                        --------
                                                                             143

Computers - 3.9%
   Computer Sciences Corp. (b)                                        2       55
   Dell Computer Corp. (b)                                           14      382
   Hewlett-Packard Co.                                               25      427
   International Business Machines Corp.                              9      659
   Lexmark International Inc. (b)                                     1       36
   NCR Corp. (b)                                                      4      104
   Network Appliance Inc. (b)                                         1        5
                                                                        --------
                                                                           1,668

Cosmetics & Personal Care - 3.3%
   Colgate-Palmolive Co.                                              2       85
   Gillette Co.                                                      11      334
   Kimberly-Clark Corp.                                               2       85
   Procter & Gamble Co.                                              11      902
                                                                        --------
                                                                           1,406

Distribution & Wholesale - 0.1%
   W.W. Grainger Inc.                                                 1       26

Diversified Financial Services - 8.9%
   American Express Co.                                               3      102
   Ameritrade Holding Corp. (b)                                       1        3
   Capital One Financial Corp.                                        8      243
   Charles Schwab Corp.                                              23      254
   CIT Group Inc. (b)                                                 6      120
   Citigroup Inc.                                                    35    1,239
   Countrywide Financial Corp.                                        7      367
   E*TRADE Group Inc. (b)                                            10       51
   Fannie Mae                                                         6      367
   Freddie Mac                                                        7      437
   Goldman Sachs Group Inc.                                           2      143
   Household International Inc.                                       3       89
   LaBranche & Co. Inc. (b)                                           1       27
   MBNA Corp.                                                         3       63
   Merrill Lynch & Co. Inc.                                           2       68
   Morgan Stanley                                                     5      184
                                                                        --------
                                                                           3,757

Electric - 2.8%
   Ameren Corp.                                                       2       62
   American Electric Power Co. Inc.                                   2       66
   Centerpoint Energy Inc.                                            7       56
   Consolidated Edison Inc.                                           1       56
   Constellation Energy Group Inc.                                    4       97
   Dominion Resources Inc.                                            2       82
   DTE Energy Co.                                                     3      121
   Edison International (b)                                           6       66
   Pepco Holdings Inc.                                                3       50
   PG&E Corp. (b)                                                     9      126
   Pinnacle West Capital Corp.                                        3       89
   PPL Corp.                                                          -        3
   Progress Energy Inc.                                               3      108
   Public Service Enterprise Group Inc.                               3       84
   Xcel Energy Inc.                                                  11      117
                                                                        --------
                                                                           1,183

Environmental Control - 0.3%
   Waste Management Inc.                                              6      147

Food - 1.3%
   Archer-Daniels-Midland Co.                                         3       37
   Del Monte Foods Co. (b)                                            1       10
   H.J. Heinz Co.                                                     3       85
   Kellogg Co.                                                        3      106
   Kraft Foods Inc.                                                   5      195
   Sysco Corp.                                                        3       98
                                                                        --------
                                                                             531

Forest Products & Paper - 0.4%
   Bowater Inc.                                                       -        8
   Georgia-Pacific Corp.                                              1       13
   Temple-Inland Inc.                                                 2       90
   Weyerhaeuser Co.                                                   2       74
                                                                        --------
                                                                             185

Hand & Machine Tools - 0.1%
   Black & Decker Corp.                                               1       21

Healthcare - 4.8%
   Aetna Inc.                                                         4      156
   Baxter International Inc.                                          5      126
   Becton Dickinson & Co.                                             4      135
   Biomet Inc.                                                        1       32
   Boston Scientific Corp. (b)                                        2       94
   C.R. Bard Inc.                                                     -       23
   Guidant Corp. (b)                                                  1       40
   HCA Inc.                                                           5      191
   Johnson & Johnson                                                 13      671
   Medtronic Inc.                                                     5      233
   St. Jude Medical Inc. (b)                                          3      115
   Stryker Corp.                                                      1       67
   Tenet Healthcare Corp. (b)                                         3       46
   WellPoint Health Networks Inc. (b)                                 2      114
                                                                        --------
                                                                           2,043

Household Products - 0.1%
   Fortune Brands Inc.                                                1       28

Insurance - 4.8%
   Allstate Corp.                                                     9      325
   AMBAC Financial Group Inc.                                         3      169
   American International Group Inc.                                  9      503
   AON Corp.                                                          5      102
   Cigna Corp.                                                        2       99
   Jefferson-Pilot Corp.                                              -        8
   John Hancock Financial Services Inc.                               -        6
   MBIA Inc.                                                          3      140
   MetLife Inc.                                                       5      138
   Protective Life Corp.                                              1       19
   St. Paul Cos. Inc.                                                 -       14
   Torchmark Corp.                                                    2       62
   Travelers Property Casualty Corp. (b)                              2       26
   Travelers Property Casualty Corp. - Class A (b)                   23      340
   UnumProvident Corp.                                                5       79
                                                                        --------
                                                                           2,030

Internet - 0.4%
   eBay Inc. (b)                                                      3      183

Iron & Steel - 0.1%
   United States Steel Corp.                                          3       34

Leisure Time - 0.8%
   Carnival Corp.                                                     9      225
   Harley-Davidson Inc.                                               2      106
                                                                        --------
                                                                             331

Lodging - 0.2%
   Harrah's Entertainment Inc. (b)                                    2       76
   Marriott International Inc. - Class A                              -       13
   Park Place Entertainment Corp. (b)                                 1        8
                                                                        --------
                                                                              97

Machinery - 0.2%
   Caterpillar Inc.                                                   -       18
   Deere & Co.                                                        -       18
   Rockwell Automation Inc.                                           2       46
                                                                        --------
                                                                              82

Manufacturing - 5.3%
   3M Co.                                                             2      184
   Cooper Industries Ltd. - Class A                                   -        4
   Danaher Corp.                                                      1       33
   Eastman Kodak Co.                                                  1       49
   Eaton Corp.                                                        1       47
   General Electric Co.                                              51    1,237
   Honeywell International Inc.                                       4       96
   Ingersoll-Rand Co. - Class A                                       4      151
   SPX Corp. (b)                                                      -       15
   Tyco International Ltd.                                           25      420
                                                                        --------
                                                                           2,236

Media - 4.1%
   AOL Time Warner Inc. (b)                                          20      265
   Clear Channel Communications Inc. (b)                              1       30
   Comcast Corp. - Class A (b)                                        6      143
   Comcast Corp. - Special Class A (b)                                6      140
   COX Communications Inc. (b)                                        -       11
   Fox Entertainment Group Inc. (b)                                   1       26
   Gannett Co. Inc.                                                   2      172
   Liberty Media Corp. (b)                                            4       39
   McGraw-Hill Cos. Inc.                                              1       30
   Tribune Co.                                                        5      214
   Viacom Inc. - Class B (b)                                         13      538
   Walt Disney Co.                                                    8      135
                                                                        --------
                                                                           1,743

Mining - 0.6%
   Alcoa Inc.                                                        12      267

Office & Business Equipment - 0.1%
   Pitney Bowes Inc.                                                  1       42


Oil & Gas Producers - 5.4%
   Anadarko Petroleum Corp.                                           6      268
   ChevronTexaco Corp.                                                6      366
   ConocoPhillips                                                     8      392
   Devon Energy Corp.                                                 1       60
   Diamond Offshore Drilling Inc.                                     1       13
   ENSCO International Inc.                                           1       38
   Exxon Mobil Corp.                                                 26      912
   Rowan Cos. Inc.                                                    5      120
   Transocean Inc.                                                    3       63
   Valero Energy Corp.                                                1       37
                                                                        --------
                                                                           2,269

Oil & Gas Services - 0.6%
   Baker Hughes Inc.                                                  4      114
   Cooper Cameron Corp. (b)                                           3      139
   Halliburton Co.                                                    -        7
                                                                        --------
                                                                             260

Packaging & Containers - 0.0%
   Smurfit-Stone Container Corp. (b)                                  1        8

Pharmaceuticals - 8.7%
   Abbott Laboratories                                               14      560
   Bristol-Myers Squibb Co.                                          13      303
   Cardinal Health Inc.                                               2      130
   Eli Lilly & Co.                                                    5      292
   Forest Laboratories Inc. (b)                                       2      167
   Gilead Sciences Inc. (b)                                           -        3
   Medimmune Inc. (b)                                                 3       84
   Merck & Co. Inc.                                                   7      368
   Pfizer Inc.                                                       28      844
   Pharmacia Corp.                                                   13      552
   Schering-Plough Corp.                                              6      140
   Vertex Pharmaceuticals Inc. (b)                                    1       17
   Wyeth                                                              6      222
                                                                        --------
                                                                           3,682

Pipelines - 0.1%
   El Paso Corp.                                                      4       25

Real Estate - 0.3%
   Archstone-Smith Trust                                              1       26
   Arden Realty Inc.                                                  -        6
   Camden Property Trust                                              -        6
   Developers Diversified Realty Corp.                                1       20
   General Growth Properties Inc.                                     1       36
   Highwoods Properties Inc.                                          -        9
   ProLogis                                                           -        8
   Rouse Co.                                                          1       32
                                                                        --------
                                                                             143

Retail - 7.1%
   Abercrombie & Fitch Co. - Class A (b)                              6      115
   Bed Bath & Beyond Inc. (b)                                         2       79
   CVS Corp.                                                         10      240
   Federated Department Stores Inc. (b)                               4      106
   Gap Inc.                                                           4       67
   Home Depot Inc.                                                   16      391
   Kohl's Corp. (b)                                                   4      246
   Lowe's Cos. Inc.                                                   5      176
   Pier 1 Imports Inc.                                                -        6
   Sears Roebuck & Co.                                                -        5
   Target Corp.                                                       8      231
   TJX Cos. Inc.                                                      6      117
   Walgreen Co.                                                       3       99
   Wal-Mart Stores Inc.                                              18      904
   Wendy's International Inc.                                         2       43
   Yum! Brands Inc. (b)                                               7      174
                                                                        --------
                                                                           2,999

Savings & Loans - 1.0%
   Astoria Financial Corp.                                            2       43
   Golden West Financial Corp.                                        1       43
   Greenpoint Financial Corp.                                         2       99
   Washington Mutual Inc.                                             6      218
                                                                        --------
                                                                             403

Semiconductors - 2.9%
   Altera Corp. (b)                                                  13      162
   Analog Devices Inc. (b)                                            2       50
   Applied Materials Inc. (b)                                         7       94
   Broadcom Corp. (b)                                                 -        1
   Intel Corp.                                                       35      547
   Intersil Corp. (b)                                                 4       53
   Linear Technology Corp.                                            3       69
   Maxim Integrated Products Inc.                                     2       79
   Micron Technology Inc. (b)                                         3       28
   QLogic Corp. (b)                                                   1       28
   Teradyne Inc. (b)                                                  -        2
   Texas Instruments Inc.                                             2       35
   Xilinx Inc. (b)                                                    5       99
                                                                        --------
                                                                           1,247

Software - 5.5%
   Automatic Data Processing Inc.                                     7      267
   Electronic Arts Inc. (b)                                           2       90
   First Data Corp.                                                   3      113
   Microsoft Corp. (b)                                               32    1,654
   Oracle Corp. (b)                                                  19      208
   Rational Software Corp. (b)                                        1        9
   Siebel Systems Inc. (b)                                            1        8
                                                                        --------
                                                                           2,349

Telecommunications - 3.5%
   AT&T Corp.                                                         4      102
   BellSouth Corp.                                                    9      222
   Qwest Communications International Inc. (b)                        8       42
   SBC Communications Inc.                                           18      477
   Sprint Corp. - FON Group                                           4       55
   Verizon Communications Inc.                                       15      589
                                                                        --------
                                                                           1,487

Telecommunications Equipment - 1.4%
   Cisco Systems Inc. (b)                                            44      575
   Lucent Technologies Inc. (b)                                      26       33
                                                                        --------
                                                                             608

Textiles - 0.1%
   Cintas Corp.                                                       1       37

Tobacco - 1.4%
   Philip Morris Cos. Inc.                                           15      592

Toys & Hobbies - 0.3%
   Hasbro Inc.                                                        3       39
   Mattel Inc.                                                        4       69
                                                                        --------
                                                                             108

Transportation - 1.4%
   Burlington Northern Santa Fe Corp.                                 3       68
   CSX Corp.                                                          1       31
   FedEx Corp.                                                        1       60
   Norfolk Southern Corp.                                             2       40
   Union Pacific Corp.                                                1       78
   United Parcel Service Inc.                                         5      315
                                                                        --------
                                                                             592
Wireless Telecommunications - 1.2%
   AT&T Wireless Services Inc. (b)                                   30      167
   Motorola Inc.                                                     23      195
   Qualcomm Inc. (b)                                                  2       62
   Sprint Corp. - PCS Group (b)                                      14       63
                                                                        --------
                                                                             487
                                                                        --------

   Total Common Stocks (cost $46,193)                                     41,374
                                                                        --------

Government Securities - 0.3%
U.S. Treasury Securities - 0.3%
   U.S. Treasury Note
   4.75%, 01/31/03                                                   50       50
   5.375%, 06/30/03 (l)                                              75       77
                                                                        --------

   Total Government Securities (cost $127)                                   127
                                                                        --------

Short Term Investments - 2.0%
Money Market Funds - 2.0%
   Dreyfus Cash Management Plus, 1.36% (a)                          858      858
                                                                        --------

   Total Short Term Investments (cost $858)                                  858
                                                                        --------

Total Investments - 100% (cost $47,178)                                   42,359
                                                                        --------
                                                                        --------

JPMorgan/JNL International Value Fund
Common Stocks - 86.9%

Auto Manufacturers - 1.9%
   Nissan Motor Co. Ltd.                                              14 $   106

Auto Parts & Equipment - 1.0%
   Compagnie Generale des Etablissements Michelin - Class B            2      55

Banks - 16.7%
   Barclays Plc                                                       19     119
   BNP Paribas SA                                                      3     135
   Commonwealth Bank of Australia                                      7     108
   Credit Suisse Group (b)                                             6     139
   DBS Group Holdings Ltd.                                            19     120
   Royal Bank of Scotland Group Plc                                    7     158
   UBS AG (b)                                                          3     125
                                                                        --------
                                                                             904

Chemicals - 4.6%
   Akzo Nobel NV                                                       2      66
   Bayer AG                                                            5      97
   DSM NV                                                              2      85
                                                                        --------
                                                                             248

Commercial Services - 1.3%
   ISS A/S (b)                                                         2      68

Distribution & Wholesale - 1.5%
   Marubeni Corp. (b)                                                 86      79

Diversified Financial Services - 2.3%
   Daiwa Securities Group Inc.                                        11      49
   Shinhan Financial Group Co. Ltd.                                    7      77
                                                                        --------
                                                                             126

Electric - 4.8%
   Iberdrola SA                                                       10     135
   Scottish Power Plc                                                 21     125
                                                                        --------
                                                                             260

Electrical Components & Equipment - 3.6%
   Hitachi Ltd.                                                       26     100
   Samsung Electronics Co. Ltd.                                        -      93
                                                                        --------
                                                                             193

Electronics - 3.4%
   Advantest Corp.                                                     2      94
   Koninklijke Philips Electronics NV                                  5      89
                                                                        --------
                                                                             183

Food - 4.3%
   Tesco Plc                                                          29      90
   Unilever Plc                                                       15     145
                                                                        --------
                                                                             235

Hand & Machine Tools - 1.7%
   Schindler Holding AG                                                -      92


Home Furnishings - 2.4%
   Matsushita Electric Industrial Co. Ltd.                            13     128


Insurance - 7.7%
   Aegon NV                                                           10     132
   Sompo Japan Insurance Inc.                                         12      70
   Swiss Reinsurance                                                   2      99
   Zurich Financial Services AG                                        1     116
                                                                        --------
                                                                             417

Iron & Steel - 1.7%
   JFE Holdings Inc. (b)                                               7      90


Machinery - 1.6%
   Kubota Corp.                                                       31      84


Media - 1.2%
   VNU NV                                                              3      67


Mining - 1.7%
   WMC Resources Ltd. (b)                                             39      92


Oil & Gas Producers - 8.3%
   ENI-Ente Nazionale Idrocarburi SpA                                 10     159
   LUKOIL - ADR                                                        1      84
   Total Fina Elf SA                                                   1     207
                                                                        --------
                                                                             450

Pharmaceuticals - 3.4%
   Novartis AG                                                         3     104
   Ranbaxy Laboratories Ltd. (b)                                       -       6
   Takeda Chemical Industries Ltd.                                     2      75
                                                                        --------
                                                                             185

Telecommunications - 5.8%
   BT Group Plc                                                       44     139
   Telefonica SA (b)                                                  13     120
   Telefonos de Mexico SA de CV - ADR                                  2      54
                                                                        --------
                                                                             313

Tobacco - 1.6%
   Imperial Tobacco Group Plc                                          5      85


Transportation - 1.3%
   TPG NV                                                              4      68


Venture Capital - 0.9%
   3i Group Plc                                                        5      49

Water - 2.2%
   Vivendi Environnement                                               5     119
                                                                        --------

Total Common Stocks (cost $4,708)                                          4,696
                                                                        --------

Short Term Investments - 13.1%
Money Market Funds - 10.1%
   Dreyfus Cash Management Plus, 1.36% (a)                           273     273
   Dreyfus Government Cash Management, 1.28% (a)                     273     273
                                                                        --------
                                                                             546

U.S. Treasury Bills - 3.0%
   U.S. Treasury Bill, 1.60%, 02/06/03 (l)                           160     160
                                                                        --------

   Total Short Term Investments (cost $706)                                  706
                                                                        --------

Total Investments - 100% (cost $5,414)                                     5,402
                                                                        --------
                                                                        --------

Lazard/JNL Mid Cap Value Fund
Common Stocks - 94.2%

Aerospace & Defense - 2.0%
   Rockwell Collins Inc.                                           66  $   1,537


Apparel - 3.7%
   NIKE Inc.                                                       37      1,623
   Polo Ralph Lauren Corp. (b)                                     59      1,284
                                                                        --------
                                                                           2,907

Banks - 5.4%
   Charter One Financial Inc.                                      55      1,570
   Mercantile Bankshares Corp.                                     20        768
   Northern Trust Corp.                                            24        845
   SouthTrust Corp.                                                40      1,004
                                                                        --------
                                                                           4,187

Biotechnology - 1.8%
   Biogen Inc. (b)                                                 14        572
   Genzyme Corp. (b)                                               29        852
                                                                        --------
                                                                           1,424

Building Materials - 1.6%
   American Standard Cos. Inc. (b)                                 17      1,238


Chemicals - 2.2%
   Cabot Microelectronics Corp. (b)                                15        685
   PPG Industries Inc.                                             21      1,068
                                                                        --------
                                                                           1,753

Commercial Services - 8.2%
   Aramark Corp. (b)                                               86      2,009
   Convergys Corp. (b)                                             57        868
   Equifax Inc.                                                    51      1,173
   First Health Group Corp. (b)                                    43      1,057
   Gartner Inc. (b)                                                52        482
   Valassis Communications Inc. (b)                                28        824
                                                                        --------
                                                                           6,413

Computers - 1.9%
   Apple Computer Inc. (b)                                         42        595
   Lexmark International Inc. (b)                                  14        853
                                                                        --------
                                                                           1,448

Diversified Financial Services - 4.2%
   Federated Investors Inc.                                        46      1,170
   Investment Technology Group Inc. (b)                            39        865
   Student Loan Corp.                                              13      1,232
                                                                        --------
                                                                           3,267
Electric - 3.2%
   Entergy Corp.                                                   32      1,454
   NiSource Inc.                                                   54      1,084
                                                                        --------
                                                                           2,538

Electronics - 2.4%
   Agilent Technologies Inc. (b)                                   40        722
   Celestica Inc. (b)                                              81      1,146
                                                                        --------
                                                                           1,868

Entertainment - 1.6%
   International Game Technology (b)                               16      1,230

Environmental Control - 1.2%
   Republic Services Inc. (b)                                      44        919

Forest Products & Paper - 1.8%
   Bowater Inc.                                                    33      1,380

Gas - 1.3%
   KeySpan Corp.                                                   30      1,047

Hand & Machine Tools - 1.3%
   Black & Decker Corp.                                            24      1,042

Healthcare - 6.1%
   DaVita Inc. (b)                                                 37        913
   Guidant Corp. (b)                                               31        941
   Lincare Holdings Inc. (b)                                       25        803
   Universal Health Services Inc. (b)                              27      1,213
   Wellchoice Inc. (b)                                             38        917
                                                                        --------
                                                                           4,787

Household Products - 0.9%
   Newell Rubbermaid Inc.                                          24        728

Insurance - 2.7%
   AMBAC Financial Group Inc.                                      17        939
   Jefferson-Pilot Corp.                                            7        263
   St. Paul Cos. Inc.                                              26        882
                                                                        --------
                                                                           2,084

Lodging - 0.4%
   Starwood Hotels & Resorts Worldwide Inc.                        15        351

Manufacturing - 1.4%
   Eaton Corp.                                                     14      1,086

Media - 1.2%
   Lee Enterprises Inc.                                            29        969

Office & Business Equipment - 1.9%
   Pitney Bowes Inc.                                               47      1,522

Oil & Gas Producers - 2.0%
   Burlington Resources Inc.                                       36      1,552

Oil & Gas Services - 3.5%
   Baker Hughes Inc.                                               46      1,465
   Cooper Cameron Corp. (b)                                        26      1,280
                                                                        --------
                                                                           2,745

Pharmaceuticals - 5.6%
   Allergan Inc.                                                   18      1,044
   Barr Laboratories Inc. (b)                                      16      1,067
   King Pharmaceuticals Inc. (b)                                   70      1,195
   Watson Pharmaceuticals Inc. (b)                                 37      1,032
                                                                        --------
                                                                           4,338

Real Estate - 4.6%
   AMB Property Corp.                                              35        963
   Archstone-Smith Trust                                           54      1,259
   Health Care Property Investors Inc.                             36      1,372
                                                                        --------
                                                                           3,594


Retail - 6.3%
   American Eagle Outfitters Inc. (b)                              87      1,197
   Gap Inc.                                                        81      1,262
   TJX Cos. Inc.                                                   76      1,487
                                                                        --------
   Yum! Brands Inc. (b)                                            40        965

Savings & Loans - 0.9%
   Golden West Financial Corp.                                     10        725

Software - 4.6%
   BMC Software Inc. (b)                                           70      1,204
   Dun & Bradstreet Corp. (b)                                      36      1,249
   SEI Investments Co.                                             43      1,163
                                                                        --------
                                                                           3,616

Telecommunications Equipment - 2.3%
   Harris Corp.                                                    39      1,013
   Scientific-Atlanta Inc.                                         63        741
                                                                        --------
                                                                           1,754

Textiles - 1.2%
   Mohawk Industries Inc. (b)                                      16        883

Tobacco - 1.0%
   Loews Corp. - Carolina Group                                    37        758

Toys & Hobbies - 1.9%
   Mattel Inc.                                                     78      1,498

Transportation - 1.9%
   Swift Transportation Co. Inc. (b)                               75      1,505
                                                                        --------

   Total Common Stocks (cost $75,614)                                     73,604
                                                                        --------

Short Term Investments - 5.8%
Money Market Funds - 5.8%
   Dreyfus Cash Management Plus, 1.36% (a)                      3,796      3,796
   Dreyfus Government Cash Management, 1.28% (a)                  732        732
                                                                        --------

   Total Short Term Investments (cost $4,528)                              4,528
                                                                        --------

Total Investments - 100% (cost $80,142)                                   78,132
                                                                        --------
                                                                        --------

Lazard/JNL Small Cap Value Fund
Common Stocks - 96.0%

Advertising - 2.1%
   Advo Inc. (b)                                                   18  $     604
   R.H. Donnelley Corp. (b)                                        33        964
                                                                        --------
                                                                           1,568
Aerospace & Defense - 2.8%
   DRS Technologies Inc. (b)                                       32      1,009
   Moog Inc. - Class A (b)                                         11        350
   Titan Corp. (b)                                                 72        747
                                                                        --------
                                                                           2,106

Agriculture - 0.9%
   Delta & Pine Land Co.                                           33        671

Apparel - 1.1%
   Timberland Co. - Class A (b)                                    22        776

Auto Parts & Equipment - 1.3%
   American Axle & Manufacturing Holdings Inc. (b)                 41        960

Banks - 9.9%
   Chittenden Corp.                                                15        385
   Community First Bankshares Inc.                                 25        669
   East-West Bancorp. Inc.                                         18        649
   First Community Bancorp                                         12        385
   First Midwest Bancorp. Inc.                                     40      1,058
   Hudson United Bancorp                                           28        865
   Irwin Financial Corp.                                           25        409
   Provident Financial Group Inc.                                  23        586
   South Financial Group Inc.                                      28        581
   Sterling Bancshares Inc.                                        34        415
   United Bankshares Inc.                                          33        944
   W Holding Co. Inc.                                              29        473
                                                                        --------
                                                                           7,419

Beverages - 1.9%
   PepsiAmericas Inc.                                              55        737
   Robert Mondavi Corp. - Class A (b)                              23        701
                                                                        --------
                                                                           1,438

Biotechnology - 0.7%
   Invitrogen Corp. (b)                                            17        539

Building Materials - 0.8%
   York International Corp.                                        23        586

Chemicals - 1.3%
   Olin Corp.                                                      10        152
   Spartech Corp.                                                  39        798
                                                                        --------
                                                                             950

Commercial Services - 4.1%
   Albany Molecular Research Inc. (b)                               1         19
   Gartner Inc. (b)                                                30        273
   Learning Tree International Inc. (b)                            35        476
   Plexus Corp. (b)                                                51        451
   PRG-Schultz International Inc. (b)                              93        829
   Valassis Communications Inc. (b)                                14        400
   Watson Wyatt & Co. Holdings (b)                                 30        644
                                                                        --------
                                                                           3,092

Computers - 3.9%
   Advanced Digital Information Corp. (b)                         113        760
   Maxtor Corp. (b)                                               152        771
   Mentor Graphics Corp. (b)                                      101        795
   Tier Technologies Inc. - Class B (b)                            38        606
                                                                        --------
                                                                           2,932

Distribution & Wholesale - 1.7%
   Owens & Minor Inc.                                              30        486
   United Stationers Inc. (b)                                      27        775
                                                                        --------
                                                                           1,261

Diversified Financial Services - 2.5%
   Financial Federal Corp. (b)                                     24        605
   Investment Technology Group Inc. (b)                            27        597
   Raymond James Financial Inc.                                    11        311
   WP Stewart & Co. Ltd.                                           20        360
                                                                        --------
                                                                           1,873

Electric - 1.1%
   DQE Inc.                                                        31        479
   MDU Resources Group Inc.                                        12        317
                                                                        --------
                                                                             796

Electrical Components & Equipment - 0.3%
   Ametek Inc.                                                      6        216

Electronics - 2.3%
   Coherent Inc. (b)                                               28        566
   Paxar Corp. (b)                                                 38        563
   Varian Inc. (b)                                                 21        602
                                                                        --------
                                                                           1,731

Engineering & Construction - 0.7%
   Chicago Bridge & Iron Co. NV                                    17        498

Entertainment - 1.2%
   Argosy Gaming Co. (b)                                           14        267
   Intrawest Corp.                                                 54        665
                                                                        --------
                                                                             932

Food - 0.0%
   Aurora Foods Inc. (b)                                            1          1

Gas - 0.5%
   Energen Corp.                                                   13        370

Healthcare - 6.7%
   Apria Healthcare Group Inc. (b)                                 18        409
   Hologic Inc. (b)                                                29        350
   Inamed Corp. (b)                                                30        918
   LifePoint Hospitals Inc. (b)                                    25        745
   Manor Care Inc. (b)                                             42        783
   Oakley Inc. (b)                                                 64        660
   Ocular Sciences Inc. (b)                                        26        407
   Province Healthcare Co. (b)                                     58        563
   Viasys Healthcare Inc. (b)                                      14        214
                                                                        --------
                                                                           5,049

Home Furnishings - 0.5%
   Harman International Industries Inc.                             7        387

Household Products - 1.7%
   Jarden Corp. (b)                                                24        568
   Moore Corp. Ltd. (b)                                            74        669
                                                                        --------
                                                                           1,237

Insurance - 3.6%
   AmerUs Group Co.                                                14        404
   HCC Insurance Holdings Inc.                                     23        573
   Horace Mann Educators Corp.                                     27        408
   Max Re Capital Ltd.                                             43        472
   RLI Corp.                                                        7        198
   Triad Guaranty Inc. (b)                                          9        332
   W.R. Berkley Corp.                                               8        305
                                                                        --------
                                                                           2,692

Internet - 1.6%
   Avocent Corp. (b)                                               26        569
   IndyMac Bancorp. Inc. (b)                                       34        623
                                                                        --------
                                                                           1,192

Iron & Steel - 0.7%
   Allegheny Technologies Inc.                                     83        515

Leisure Time - 1.1%
   Brunswick Corp.                                                 43        844


Machinery - 1.9%
   JLG Industries Inc.                                             84        630
   Nordson Corp.                                                   32        784
                                                                        --------
                                                                           1,414

Manufacturing - 1.4%
   Pittston Brink's Group                                          34        620
   Roper Industries Inc.                                           11        414
                                                                        --------
                                                                           1,034

Media - 3.0%
   Journal Register Co. (b)                                        42        746
   Liberty Corp.                                                   25        954
   Pulitzer Inc.                                                   12        557
                                                                        --------
                                                                           2,257

Office Furnishings - 0.5%
   Herman Miller Inc.                                              20        375

Oil & Gas Producers - 2.3%
   Helmerich & Payne Inc.                                          28        776
   Newfield Exploration Co. (b)                                    10        371
   St. Mary Land & Exploration Co.                                 23        585
                                                                        --------
                                                                           1,732

Oil & Gas Services - 2.6%
   CAL Dive International Inc. (b)                                 33        771
   Key Energy Services Inc. (b)                                    99        887
   Lone Star Technologies Inc. (b)                                 19        287
                                                                        --------
                                                                           1,945

Packaging & Containers - 0.7%
   Packaging Corp. of America (b)                                  30        553

Pharmaceuticals - 3.4%
   aaiPharma Inc. (b)                                              67        942
   Andrx Corp. (b)                                                 36        524
   Celgene Corp. (b)                                               27        569
   MIM Corp. (b)                                                   94        546
                                                                        --------
                                                                           2,581

Pipelines - 1.2%
   Kinder Morgan Management LLC (b)                                29        901

Real Estate - 7.1%
   Alexandria Real Estate Equities Inc.                            24      1,031
   Camden Property Trust                                           25        828
   Capital Automotive REIT                                         27        633
   Catellus Development Corp. (b)                                  29        568
   Healthcare Realty Trust Inc.                                    18        529
   Heritage Property Investment Trust                              34        856
   JDN Realty Corp.                                                 -          3
   Mills Corp.                                                     29        839
                                                                        --------
                                                                           5,287

Retail - 6.3%
   AFC Enterprises Inc. (b)                                        18        378
   American Eagle Outfitters Inc. (b)                              51        708
   AnnTaylor Stores Corp. (b)                                      23        461
   Christopher & Banks Corp. (b)                                   20        417
   Genesco Inc. (b)                                                29        537
   Insight Enterprises Inc. (b)                                    72        594
   Linens `N Things Inc. (b)                                       33        750
   Sonic Corp. (b)                                                 26        532
   Wet Seal Inc. (b)                                               31        330
                                                                        --------
                                                                           4,707

Savings & Loans - 0.7%
   New York Community Bancorp. Inc.                                18        528

Semiconductors - 2.6%
   Actel Corp. (b)                                                 47        769
   Axcelis Technologies Inc. (b)                                   83        467
   Microsemi Corp. (b)                                             62        375
   MKS Instruments Inc. (b)                                        18        300
                                                                        --------
                                                                           1,911

Software - 0.6%
   American Management Systems Inc. (b)                            15        181
   Fair Isaac & Co. Inc.                                            5        233
                                                                        --------
                                                                             414

Telecommunications Equipment - 1.1%
   C-COR.net Corp. (b)                                             89        296
   Extreme Networks Inc. (b)                                      152        497
   Foundry Networks Inc. (b)                                        8         54
                                                                        --------
                                                                             847

Transportation - 3.6%
   EGL Inc. (b)                                                    45        643
   Forward Air Corp. (b)                                           19        375
   Swift Transportation Co. Inc. (b)                               56      1,121
   USFreightways Corp.                                             20        580
                                                                        --------
                                                                           2,719
                                                                        --------

   Total Common Stocks (cost $78,649)                                     71,836
                                                                        --------


Short Term Investments - 4.0%
Money Market Funds - 4.0%
   Dreyfus Cash Management Plus, 1.36% (a)                      3,001      3,001
                                                                        --------

   Total Short Term Investments (cost $3,001)                              3,001
                                                                        --------

Total Investments - 100% (cost $81,650)                                   74,837
                                                                        --------
                                                                        --------

Mellon Capital Management/JNL Bond Index Fund
Corporate Bonds - 32.0%

Aerospace & Defense - 0.2%
   United Technologies Corp., 6.35%, 03/01/11                       75  $     84


Asset Backed Securities - 11.8%
   Bear Stearns Commercial Mortgage Securities,
   6.80%, 09/15/08                                                 136       149
   Capital One Master Trust, 6.31%, 06/15/11                       200       219
   Chase Manhattan Auto Owner Trust, 3.09%, 11/15/05               100       101
   Chase Manhattan Bank-First Union, 7.44%, 08/15/31                50        59
   Chevy Chase Auto Receivables Trust, 3.80%, 11/15/05             250       253
   DaimlerChrysler Auto Trust, 3.78%, 02/06/07                     400       414
   DLJ Commercial Mortgage Corp.
   6.46%, 03/10/32                                                  50        56
   6.88%, 06/10/32                                                  76        84
   First Union Commercial Mortgage Securities Inc.,
   6.65%, 11/18/29                                                 100       112
   First Union National Bank Commercial Mortgage Trust
   7.18%, 12/15/31                                                  89        98
   7.39%, 12/15/31                                                 105       123
   First Union National Bank-Bank of America Commercial
   JPMorgan Commercial Mortgage Finance Corp.,
   6.50%, 10/15/35 (g)                                              35        39
   LB Commercial Conduit Mortgage Trust, 6.78%, 04/15/09           223       254
   LB-UBS Commercial Mortgage Trust, 5.40%, 03/15/26               127       135
   Morgan Stanley Capital I, 6.52%, 03/15/30                       100       113
   Morgan Stanley Dean Witter Capital I, 7.57%, 12/15/09           100       118
   Mortgage Capital Funding Inc., 7.28%, 02/20/27                   35        40
   Salomon Brothers Mortgage Securities VII,
    6.17%, 02/13/10                                                100       111
   Sears Credit Account Master Trust, 5.65%, 03/17/09              300       315
   Toyota Auto Receivables Owner Trust, 4.72%, 09/15/08            125       131
                                                                        --------
                                                                           4,137
Auto Manufacturers - 0.7%
   DaimlerChrysler NA Holding Corp., 7.25%, 01/18/06               250       274

Banks - 2.9%
   Bank of America Corp., 5.25%, 02/01/07                          100       108
   BB&T Corp., 6.50%, 08/01/11                                      75        85
   JPMorgan Chase & Co., 5.625%, 08/15/06                          100       107
   National Australia Bank Ltd., 8.60%, 05/19/10                   250       315
   NB Capital Trust II, 7.83%, 12/15/26                             75        83
   US Bancorp., 6.75%, 10/15/05                                     75        83
   US Bank National Association, 6.375%, 08/01/11                  100       112
   Wachovia Corp., 7.55%, 08/18/05                                 100       113
                                                                        --------
                                                                           1,006

Beverages - 0.5%
   Anheuser-Busch Cos. Inc., 6.80%, 01/15/31                        75        88
   Coca-Cola Enterprises Inc., 6.125%, 08/15/11                     75        82
                                                                        --------
                                                                             170

Biotechnology - 0.3%
   Pharmacia Corp., 6.60%, 12/01/28                                100       113

Chemicals - 0.7%
   Dow Chemical Co., 6.125%, 02/01/11                              150       155
   E.I. du Pont de Nemours & Co., 4.75%, 11/15/12                  100       103
                                                                        --------
                                                                             258

Diversified Financial Services - 7.2%
   Bear Stearns Cos. Inc., 7.80%, 08/15/07                         250       293
   Citigroup Inc., 6.00%, 02/21/12                                 100       110
   Countrywide Home Loans Inc.
   6.85%, 06/15/04                                                  75        80
   5.50%, 08/01/06                                                  75        80
   Ford Motor Credit Co.
   6.125%, 01/09/06                                                250       249
   7.25%, 10/25/11                                                  75        73
   FPL Group Capital Inc., 7.375%, 06/01/09                        100       111
   General Motors Acceptance Corp.
   6.125%, 09/15/06                                                100       102
   6.125%, 02/01/07                                                150       153
   Goldman Sachs Group Inc., 6.65%, 05/15/09                       250       276
   Household Finance Corp., 6.875%, 03/01/07                       100       108
   International Lease Finance Corp., 5.75%, 10/15/06              250       262
   Lehman Brothers Holdings Inc., 7.00%, 02/01/08                  250       283
   Merrill Lynch & Co. Inc., 7.375%, 05/15/06                      100       112
   Morgan Stanley Dean Witter & Co., 7.25%, 04/01/32               100       113
   Wells Fargo Financial Inc., 7.60%, 05/03/05                     100       111
                                                                        --------
                                                                           2,516

Electric - 0.6%
   PPL Electric Utilities Corp., 6.25%, 08/15/09                   100       111
   SCANA Corp., 6.875%, 05/15/11                                    75        85
                                                                        --------
                                                                             196

Food - 1.0%
   HJ Heinz Co., 7.125%, 07/15/11 (e)                              200       226
   Unilever Capital Corp., 7.125%, 11/01/10                        100       118
                                                                        --------
                                                                             344


Insurance - 0.8%
   Allstate Corp., 6.125%, 02/15/12                                 75        82
   Cigna Corp., 6.375%, 10/15/11                                   100       100
   Hartford Life Inc., 7.65%, 06/15/27                              75        86
                                                                        --------
                                                                             268

Machinery - 0.3%
   Deere & Co., 8.10%, 05/15/30                                     70        92

Manufacturing - 1.2%
   Honeywell International Inc., 7.50%, 03/01/10                   250       292
   Norsk Hydro ASA, 7.15%, 01/15/29                                100       114
                                                                        --------
                                                                             406


Media - 0.3%
   Viacom Inc., 7.875%, 07/30/30                                    75        93

Oil & Gas Producers - 0.9%
   Apache Corp., 7.95%, 04/15/26                                    50        63
   Consolidated Natural Gas Co., 7.25%, 10/01/04                   220       237
                                                                        --------
                                                                             300

Pharmaceuticals - 0.2%
   Cardinal Health Inc., 6.75%, 02/15/11                            75        86

Retail - 0.6%
   Lowe's Cos. Inc., 6.875%, 02/15/28                               75        84
   McDonald's Corp., 5.95%, 01/15/08                               100       111
                                                                        --------
                                                                             195
Software - 0.6%

   First Data Corp., 5.625%, 11/01/11                              200       212

Telecommunications - 1.2%
   Telefonica Europe BV, 8.25%, 09/15/30                           100       123
   Verizon Global Funding Corp., 7.25%, 12/01/10                   250       284
                                                                        --------
                                                                             407
                                                                        --------

   Total Corporate Bonds (cost $10,598)                                   11,157
                                                                        --------

Government Securities - 65.2%
U.S. Government Agencies - 53.3%
   Federal Home Loan Bank, 5.75%, 05/15/12                         620       693
   Federal Home Loan Mortgage Corp.
   5.00%, 01/15/04                                                 120       125
   3.00%, 08/06/04                                                 150       151
   4.50%, 08/15/04                                                 610       638
   3.25%, 11/15/04                                                 590       607
   4.875%, 03/15/07                                                180       194
   4.50%, 07/23/07                                                 150       156
   3.50%, 09/15/07                                                 600       612
   5.75%, 03/15/09                                                 300       337
   5.125%, 07/15/09                                                200       207
   4.75%, 08/13/09                                                 200       206
   5.125%, 07/15/12                                                298       317
   7.00%, 06/01/15                                                 293       311
   7.00%, 08/01/15                                                 146       155
   7.00%, 11/01/15                                                  10        11
   7.00%, 11/01/16                                                 390       415
   5.50%, 07/01/17 (f)                                           1,760     1,827
   6.50%, 03/01/31                                                 717       747
   6.75%, 03/15/31                                                 100       120
   7.00%, 06/01/31                                                 295       310
   .25%, 07/15/32                                                  235       266
   6.00%, 12/01/32                                                 800       828
   Federal National Mortgage Association
   6.00%, TBA (c)                                                1,000     1,035
   3.00%, 06/15/04                                               1,000     1,022
   4.75%, 06/18/07                                                 150       157
   5.375%, 11/15/11                                                150       163
   6.50%, 02/01/16                                                 523       553
   6.00%, 06/01/16                                                 999     1,046
   6.50%, 09/01/16                                                 149       157
   6.0%, 12/01/16                                                   16        17
   5.50%, 03/01/17                                               1,177     1,222
   5.50%, 01/01/32                                                 968       989
   6.50%, 04/01/32                                                 885       922
   Government National Mortgage Association
   8.00%, 04/15/30                                                 388       420
   8.50%, 06/15/30                                                 290       315
   8.50%, 12/15/30                                                  13        14
   6.00%, 10/15/32                                                 995     1,038
                                                                        --------
                                                                          18,538
U.S. Treasury Securities - 11.9% U.S. Treasury Bond
   6.00%, 08/15/04                                                 240       258
   5.625%, 02/15/06                                                250       277
   4.625%, 05/15/06                                                260       280
   6.25%, 02/15/07                                                 220       252
   .125%, 08/15/07                                                 280       322
   5.50%, 02/15/08                                                 365       412
   6.50%, 02/15/10                                                  65        78
   5.00%, 08/15/11                                                 125       137
   4.375%, 08/15/12                                                230       240
   8.75%, 05/15/17                                                 145       210
   8.875%, 02/15/19 (l)                                            245       362
   8.00%, 11/15/21                                                 445       620
   7.125%, 02/15/23                                                350       451
   6.50%, 11/15/26                                                 210       256
                                                                        --------
                                                                           4,155
                                                                        --------

   Total Government Securities (cost $21,982)                             22,693
                                                                        --------

Short Term Investments - 2.8%
Money Market Funds - 2.8%
   Dreyfus Cash Management Plus, 1.36% (a)                         961       961
                                                                        --------

   Total Short Term Investments (cost $961)                                  961
                                                                        --------

Total Investments - 100% (cost $33,541)                                   34,811
                                                                        --------
                                                                        --------


Mellon Capital Management/JNL International Index Fund
Common Stocks - 96.8%

Advertising - 0.2%
   Aegis Group Plc                                                    5 $      6
   Asatsu-DK Inc.                                                     -        2
   Publicis Groupe                                                    -       10
   PubliGroupe SA (b)                                                 -        2
   Telefonica Publicidad e Informacion SA                             1        4
   WPP Group Plc                                                      6       42
                                                                        --------
                                                                              66

Aerospace & Defense - 0.2%
   BAE Systems Plc                                                   15       29
   European Aeronautic Defense and Space Co.                          1       14
   Rolls-Royce Plc                                                    7       12
   Sagem SA                                                           -        6
   Thales SA                                                          -       10
   Zodiac SA                                                          -        3
                                                                        --------
                                                                              74

Airlines - 0.2%
   Air France                                                         -        3
   Alitalia SpA (b)                                                  12        3
   All Nippon Airways Co. Ltd. (b)                                    2        4
   British Airways Plc (b)                                            3        5
   Cathay Pacific Airways Ltd.                                        5        7
   Deutsche Lufthansa AG (b)                                          1        8
   Iberia Lineas Aereas de Espana SA                                  3        5
   Japan Airlines System Corp. (b)                                    3        6
   KLM-Koninklijke Luchtvaart Mij NV                                  -        1
   Ryanair Holdings Plc (b)                                           2       16
   SAS AB (b)                                                         -        2
   Singapore Airlines Ltd.                                            3       18
                                                                        --------
                                                                              78

Apparel - 0.1%
   Adidas-Salomon AG                                                  -       16
   Benetton Group SpA                                                 -        3
   Gunze Ltd.                                                         1        4
   Hugo Boss AG                                                       -        2
   World Co. Ltd.                                                     -        3
                                                                        --------
                                                                              28

Auto Manufacturers - 2.9%
   DaimlerChrysler AG                                                 4      127
   Fiat SpA                                                           -        1
   Fiat SpA                                                           1       12
   Fiat SpA                                                           -        2
   Hino Motors Ltd.                                                   1        3
   Honda Motor Co. Ltd.                                               3      115
   Nissan Motor Co. Ltd.                                             11       85
   Peugeot SA                                                         1       30
   Renault SA                                                         1       36
   Toyota Motor Corp.                                                11      306
   Volkswagen AG                                                      1       38
   Volvo AB                                                           1       18
   Volvo AB                                                           1        8
                                                                        --------
                                                                             781

Auto Parts & Equipment - 0.6%
   Bridgestone Corp.                                                  3       37
   Compagnie Generale des Etablissements Michelin - Class B           1       21
   Continental AG (b)                                                 1       10
   Denso Corp.                                                        2       38
   Georg Fischer AG                                                   -        1
   GKN Plc                                                            4       12
   Koyo Seiko Co. Ltd.                                                1        4
   NGK Spark Plug Co. Ltd.                                            1        6
   Pirelli SpA                                                        5        5
   Sanden Corp.                                                       1        3
   Toyoda Gosei Co. Ltd.                                              -        4
   Valeo SA                                                           -       13
                                                                        --------
                                                                             154

Banks - 15.7%
   77 Bank Ltd.                                                       2        8
   ABN Amro Holding NV                                                7      112
   Allied Irish Banks Plc                                             4       58
   Alpha Bank A.E                                                     1       10
   Ashikaga Bank Ltd. (b)                                             5        6
   Australia & New Zealand Banking Group Ltd.                         7       70
   Banca Monte dei Paschi di Siena SpA                                4        8
   Banca Nazionale del Lavoro SpA (b)                                 7        8
   Banca Popolare di Milano SCRL (b)                                  2        8
   Banco Bilbao Vizcaya Argentaria SA                                15      141
   Banco BPI SA                                                       2        5
   Banco Comercial Portugues SA                                       8       19
   Banco Espirito Santo SA                                            1        7
   Banco Santander Central Hispano SA                                21      143
   Bank of East Asia                                                  6       11
   Bank of Fukuoka Ltd.                                               3       12
   Bank of Ireland                                                    5       50
   Bank of Yokohama Ltd.                                              5       20
   Barclays Plc                                                      32      199
   Bayerische Hypo-und Vereinsbank AG                                 2       25
   BNP Paribas SA                                                     4      160
   BOC Hong Kong Holdings Ltd. (b)                                   14       14
   Capitalia SpA                                                      5        7
   Chiba Bank Ltd.                                                    3       10
   Commercial Bank of Greece                                          -        5
   Commonwealth Bank of Australia                                     6       91
   Credit Suisse Group (b)                                            6      126
   Danske Bank A/S                                                    3       43
   DBS Group Holdings Ltd.                                            5       32
   Deutsche Bank AG                                                   3      125
   Dexia                                                              3       38
   DnB Holding ASA                                                    2        8
   EFG Eurobank Ergasias SA                                           1        8
   Erste Bank der Oesterreichischen Sparkassen AG                     -        9
   FinecoGroup SpA (b)                                                6        3
   Fortis                                                             5       83
   Gunma Bank Ltd.                                                    2        9
   Hang Seng Bank Ltd.                                                4       39
   HBOS Plc                                                          18      194
   Hokuriku Bank Ltd. (b)                                             3        4
   HSBC Holdings Plc                                                 46      508
   IntesaBci SpA                                                      5        8
   IntesaBci SpA                                                     17       36
   Joyo Bank Ltd.                                                     4       11
   KBC Bancassurance Holding                                          -       13
   Lloyds TSB Group Plc                                              27      195
   Mitsubishi Tokyo Financial Group Inc.                              -       92
   Mitsui Trust Holdings Inc.                                         3        5
   Mizuho Holdings Inc.                                               -       25
   National Australia Bank Ltd.                                       7      133
   National Bank of Greece SA                                         1        9
   Nordea AB                                                         11       48
   Oversea-Chinese Banking Corp. Ltd.                                 5       28
   Piraeus Bank SA                                                    -        3
   Resona Holdings Inc. (b)                                          19       10
   Royal Bank of Scotland Group Plc                                  13      319
   Sanpaolo IMI SpA                                                   4       27
   Shizuoka Bank Ltd.                                                 3       19
   Skandinaviska Enskilda Banken SEB                                  3       22
   Societe Generale                                                   1       85
   Sumitomo Mitsui Financial Group Inc. (b)                           -       56
   Sumitomo Trust & Banking Co. Ltd.                                  4       16
   Suncorp-Metway Ltd.                                                3       18
   Suruga Bank Ltd.                                                   1        4
   Svenska Handelsbanken                                              -        3
   Svenska Handelsbanken AB - Class A                                 3       35
   UBS AG (b)                                                         6      296
   UFJ Holdings Inc.                                                  -       18
   UniCredito Italiano SpA                                           17       65
   United Overseas Bank Ltd.                                          6       40
   Westpac Banking Corp.                                              8       64
                                                                        --------
                                                                           4,139

Beverages - 1.5%
   Asahi Breweries Ltd.                                               2       13
   BRL Hardy Ltd.                                                     1        3
   Carlsberg A/S                                                      -        4
   Coca-Cola Amatil Ltd.                                              2        6
   Coca-Cola Hellenic Bottling Co. SA                                 -        6
   Coca-Cola West Japan Co. Ltd.                                      -        4
   Diageo Plc                                                        16      170
   Foster's Group Ltd.                                               10       25
   Fraser & Neave Ltd.                                                1        4
   Heineken NV                                                        1       37
   Interbrew                                                          1       17
   ITO EN Ltd.                                                        -        3
   Kirin Brewery Co. Ltd.                                             3       19
   Pernod-Ricard                                                      -       20
   SABMiller Plc                                                      4       27
   Sapporo Breweries Ltd.                                             1        2
   Scottish & Newcastle Plc                                           4       27
   Southcorp Ltd.                                                     3        9
   Takara Holdings Inc.                                               1        5
                                                                        --------
                                                                             401

Biotechnology - 0.1%
   Novozymes A/S                                                      -        6
   Qiagen NV (b)                                                      1        3
   Sonic Healthcare Ltd.                                              2        6
   Zeltia SA                                                          1        3
                                                                        --------
                                                                              18

Building Materials - 1.3%
   Asahi Glass Co. Ltd.                                               4       25
   Boral Ltd.                                                         4        9
   BPB Plc                                                            2        9
   Buderus AG                                                         -        5
   Cie de Saint-Gobain                                                1       44
   Cimpor Cimentos de Portugal SA                                     -        2
   CRH Plc                                                            2       31
   CSR Ltd.                                                           5       18
   Daikin Industries Ltd.                                             1       16
   Fletcher Building Ltd.                                             1        2
   FLS Industries A/S (b)                                             -        2
   Forbo Holding AG                                                   -        3
   Hanson Plc                                                         3       16
   HeidelbergCement AG                                                -        5
   Holcim Ltd.                                                        -       24
   Imerys SA                                                          -        5
   Italcementi SpA                                                    1        5
   James Hardie Industries NV                                         2        9
   Lafarge SA                                                         1       49
   Matsushita Electric Works Ltd.                                     2       12
   Nippon Sheet Glass Co. Ltd.                                        1        2
   Pilkington Plc                                                     4        4
   RMC Group Plc                                                      1        7
   Sumitomo Osaka Cement Co. Ltd.                                     2        3
   Taiheiyo Cement Corp.                                              3        4
   Titan Cement Co. SA                                                -        8
   Tostem Inax Holding Corp.                                          1       14
   Wienerberger AG                                                    -        2
                                                                        --------
                                                                             335

Chemicals - 2.4%
   Air Liquide SA                                                     -       64
   Akzo Nobel NV                                                      1       44
   Asahi Kasei Corp.                                                  7       17
   BASF AG                                                            3       96
   Bayer AG                                                           3       70
   BOC Group Plc                                                      2       34
   Ciba Specialty Chemicals AG                                        -       22
   Clariant AG                                                        1       10
   Daicel Chemical Industries Ltd.                                    1        3
   Dainippon Ink and Chemical Inc. (b)                                3        5
   Denki Kagaku Kogyo K K                                             2        4
   Givaudan                                                           -       18
   Imperial Chemical Industries Plc                                   6       21
   Ishihara Sangyo Kaisha Ltd. (b)                                    1        1
   JSR Corp.                                                          1       10
   Kaneka Corp.                                                       1        5
   Lonza Group AG                                                     -       12
   Mitsubishi Chemical Corp. (b)                                      8       16
   Mitsubishi Gas Chemical Co.                                        2        3
   Mitsui Chemicals Inc.                                              3       13
   Nippon Kayaku Co. Ltd.                                             1        4
   Nippon Sanso Corp.                                                 1        3
   Nippon Shokubai Co. Ltd.                                           1        4
   Nissan Chemical Industries                                         1        4
   Nitto Denko Corp.                                                  1       17
   Shin-Etsu Chemical Co. Ltd.                                        2       56
   Showa Denko K K (b)                                                4        5
   Solvay SA                                                          -       15
   Sumitomo Bakelite Co. Ltd.                                         1        4
   Sumitomo Chemical Co. Ltd.                                         5       20
   Syngenta AG                                                        1       29
   Tosoh Corp.                                                        2        5
   Ube Industries Ltd. (b)                                            3        2
                                                                        --------
                                                                             636

Commercial Services - 1.3%
   ACESA Infraestructuras SA                                          1        8
   Adecco SA                                                          1       27
   Aggreko Plc                                                        1        3
   Autoroutes du Sud de la France (b)                                 -       10
   Autostrade Concessioni e Costruzioni Autostrade SpA                4       39
   Bellsystem 24 Inc.                                                 -        2
   Benesse Corp.                                                      -        3
   Brambles Industries Ltd.                                           6       15
   Brambles Industries Plc                                            4        9
   Brisa-Auto Estradas de Portugal SA                                 1        8
   Bunzl Plc                                                          2       15
   Capita Group Plc                                                   3       12
   Dai Nippon Printing Co. Ltd.                                       3       33
   De La Rue Plc                                                      1        5
   Group 4 Falck A/S                                                  -        6
   Hays Plc                                                           9       13
   IHC Caland NV                                                      -        8
   ISS A/S (b)                                                        -        7
   Kamigumi Co. Ltd.                                                  1        5
   Kidde Plc                                                          3        3
   Mayne Group Ltd.                                                   5        8
   Rank Group Plc                                                     3       12
   Rentokil Initial Plc                                               9       32
   Securicor Plc                                                      3        4
   Securitas AB                                                       1       17
   Serco Group Plc                                                    2        5
   SGS Societe Generale Surveillance Holding SA                       -        8
   TIS Inc.                                                           -        1
   Toppan Printing Co. Ltd.                                           3       24
   Vedior NV                                                          1        4
                                                                        --------
                                                                             346

Computers - 0.4%
   Atos Origin SA (b)                                                 -        3
   Cap Gemini SA                                                      -       11
   Computershare Ltd.                                                 2        2
   Creative Technology Ltd.                                           -        1
   CSK Corp.                                                          -        6
   Fujitsu Ltd.                                                       8       23
   Fujitsu Support and Service Inc.                                   -        2
   Getronics NV (b)                                                   1        1
   Itochu Techno-Science Corp.                                        -        4
   LogicaCMG Plc                                                      4        9
   Logitech International SA (b)                                      -        6
   Meitec Corp.                                                       -        5
   Misys Plc                                                          3        8
   NET One Systems Co. Ltd.                                           -        4
   TDK Corp.                                                          1       20
   Tietoenator Oyj                                                    -        6
   WM-Data AB                                                         1        2
                                                                        --------
                                                                             113

Cosmetics & Personal Care - 1.0%
   Aderans Co. Ltd.                                                   -        4
   Beiersdorf AG                                                      -       15
   Kanebo Ltd. (b)                                                    2        2
   Kao Corp.                                                          3       66
   L'Oreal SA                                                         2      126
   Shiseido Co. Ltd.                                                  2       26
   Uni-Charm Corp.                                                    -        8
   Wella AG                                                           -        9
                                                                        --------
                                                                             256

Distribution & Wholesale - 0.5%
   Buhrmann NV                                                        -        2
   Esprit Holdings Ltd.                                               2        3
   Hagemeyer NV                                                       1        4
   Itochu Corp.                                                       7       15
   Li & Fung Ltd.                                                     8        8
   Marubeni Corp. (b)                                                 5        5
   Mitsubishi Corp.                                                   5       31
   Mitsui & Co. Ltd.                                                  6       28
   Sumitomo Corp.                                                     4       17
   Wolseley Plc                                                       3       23
                                                                        --------
                                                                             136

Diversified Financial Services - 1.5%
   Acom Co. Ltd.                                                      -       14
   Aeon Credit Service Co. Ltd.                                       -        4
   Aiful Corp.                                                        -        8
   Amvescap Plc                                                       3       19
   Australian Stock Exchange Ltd.                                     -        3
   Banca Fideuram SpA                                                 1        6
   Close Brothers Group Plc                                           1        6
   Credit Saison Co. Ltd.                                             1       10
   Daiwa Securities Group Inc.                                        5       22
   Deutsche Boerse AG                                                 -       14
   Gjensidige NOR ASA                                                 -        9
   Hong Kong Exchanges and Clearing Ltd.                              6        8
   Irish Life & Permanent Plc                                         1       14
   Macquarie Bank Ltd.                                                1       13
   Man Group Plc                                                      1       18
   Mediobanca SpA                                                     2       19
   MLP AG                                                             -        3
   Nikko Cordial Corp.                                                6       20
   Nomura Holdings Inc.                                               9      101
   OM AB                                                              -        1
   ORIX Corp.                                                         -       26
   Promise Co. Ltd.                                                   -       14
   Provident Financial Plc                                            1       11
   Sampo Oyj - Class A                                                2       11
   Schroders Plc                                                      1        5
   Singapore Exchange Ltd.                                            4        2
   Takefuji Corp.                                                     -       20
                                                                        --------
                                                                             401

Electric - 3.6%
   ACEA SpA                                                           1        4
   Chubu Electric Power Co. Inc.                                      3       54
   CLP Holdings Ltd.                                                  9       34
   Contact Energy Ltd.                                                2        3
   E.ON AG                                                            3      116
   Electrabel SA                                                      -       35
   Electricidade de Portugal SA                                       8       14
   Endesa SA                                                          4       51
   Enel SpA                                                          10       53
   Hong Kong Electric Holdings Ltd.                                   7       25
   Iberdrola SA                                                       4       52
   International Power Plc (b)                                        6        9
   Kansai Electric Power Co. Inc.                                     3       48
   Kyushu Electric Power Co. Inc.                                     2       26
   National Grid Transco Plc                                         15      110
   Public Power Corp.                                                 -        3
   RWE AG                                                             2       46
   Scottish & Southern Energy Plc                                     4       45
   Scottish Power Plc                                                 9       52
   Tohoku Electric Power Co. Inc.                                     2       29
   Tokyo Electric Power Co. Inc.                                      6      106
   Union Fenosa SA                                                    1       16
   Verbund-Oesterreichische Elektrizitaetswirtschafts AG              -        3
                                                                        --------
                                                                             934

Electrical Components & Equipment - 0.9%
   Bekaert SA                                                         -        3
   Casio Computer Co. Ltd.                                            1        6
   Fujikura Ltd.                                                      2        5
   Furukawa Electric Co. Ltd.                                         2        4
   Hitachi Cable Ltd.                                                 1        2
   Hitachi Ltd.                                                      14       54
   Johnson Electric Holdings Ltd.                                     7        7
   Mitsubishi Electric Corp. (b)                                      8       18
   NEG Micon A/S (b)                                                  -        2
   Sanyo Electric Co. Ltd.                                            7       18
   Sharp Corp.                                                        4       38
   Stanley Electric Co. Ltd.                                          1       11
   Sumitomo Electric Industries Ltd.                                  3       19
   Toshiba Corp. (b)                                                 13       41
   Vestas Wind Systems A/S                                            1        5
                                                                        --------
                                                                             233

Electronics - 1.6%
   Advantest Corp.                                                    -       13
   Alps Electric Co. Ltd.                                             1       11
   Anritsu Corp.                                                      1        4
   Barco NV                                                           -        2
   Chubb Plc                                                          4        6
   Dainippon Screen Manufacturing Co. Ltd. (b)                        1        3
   Electrocomponents Plc                                              2       11
   Epcos AG (b)                                                       -        2
   Fanuc Ltd.                                                         1       22
   Hirose Electric Co. Ltd.                                           -        8
   Johnson Matthey Plc                                                1       15
   Keyence Corp.                                                      -       17
   Koninklijke Philips Electronics NV                                 6      112
   Kyocera Corp.                                                      1       47
   Mabuchi Motor Co. Ltd.                                             -        9
   Minebea Co. Ltd.                                                   2        7
   Mitsumi Electric Co. Ltd.                                          -        3
   Murata Manufacturing Co. Ltd.                                      1       43
   NEC Corp.                                                          7       26
   NGK Insulators Ltd.                                                1        5
   Omron Corp.                                                        1       15
   Secom Co. Ltd.                                                     1       34
   Venture Corp. Ltd.                                                 1        9
   Yokogawa Electric Corp.                                            1        6
                                                                        --------
                                                                             430

Engineering & Construction - 1.0%
   ABB Ltd. (b)                                                       5       13
   Acciona SA                                                         -        6
   ACS SA                                                             -        6
   Altran Technologies SA                                             -        2
   Amec Plc                                                           1        3
   Auckland International Airport Ltd.                                1        3
   BAA Plc                                                            5       42
   Balfour Beatty Plc                                                 2        6
   Bouygues SA                                                        1       23
   Cheung Kong Infrastructure Holdings Ltd.                           3        5
   Flughafen Wien AG                                                  -        2
   Fomento de Construcciones Y Contratas SA                           -        5
   Grupo Dragados SA                                                  1       11
   Grupo Ferrovial SA                                                 -        8
   Hellenic Technodomiki Tev SA                                       -        1
   JGC Corp.                                                          1        6
   Kajima Corp.                                                       4        9
   Kinden Corp.                                                       1        4
   Kobenhavns Lufthavne                                               -        2
   Leighton Holdings Ltd.                                             1        4
   Linde AG                                                           -       17
   New World Development Co. Ltd.                                     7        4
   Nippon Comsys Corp.                                                1        3
   Nishimatsu Construction Co. Ltd.                                   1        3
   Obayashi Corp.                                                     3        7
   Okumura Corp.                                                      1        3
   SembCorp Industries Ltd.                                           5        2
   Shimizu Corp.                                                      3        8
   Singapore Technologies Engineering Ltd.                            8        8
   Skanska AB                                                         2       12
   Taisei Corp.                                                       4        6
   Taylor Woodrow Plc                                                 3        8
   Technical Olympic SA                                               1        2
   Technip-Coflexip SA                                                -        6
   Toda Corp.                                                         1        1
   Transurban Group                                                   2        3
   VA Technologie AG                                                  -        1
   Vinci SA                                                           -       17
                                                                        --------
                                                                             272

Entertainment - 0.3%
   Aristocrat Leisure Ltd.                                            1        3
   Avex Inc.                                                          -        2
   Club Mediterranee SA (b)                                           -        1
   EMI Group Plc                                                      4        9
   Greek Organization of Football Prognostics SA                      1        6
   Hilton Group Plc                                                   8       20
   Oriental Land Co. Ltd.                                             -       12
   TAB Ltd.                                                           2        4
   TABCORP Holdings Ltd.                                              2       13
   Toho Co. Ltd.                                                      1        7
                                                                        --------
                                                                              77

Environmental Control - 0.0%
   Kurita Water Industries Ltd.                                       -        4
   Tomra Systems ASA                                                  1        7
                                                                        --------
                                                                              11

Food - 5.6%
   Ajinomoto Co. Inc.                                                 3       31
   Ariake Japan Co. Ltd.                                              -        3
   Cadbury Schweppes Plc                                             10       62
   Carrefour SA                                                       3      115
   Casino Guichard-Perrachon SA                                       -       10
   Colruyt SA                                                         -        6
   Compass Group Plc                                                 11       57
   Danisco A/S                                                        -       10
   Delhaize Group                                                     -        7
   Goodman Fielder Ltd.                                               8        8
   Greencore Group Plc                                                1        2
   Groupe Danone                                                      1       85
   House Foods Corp.                                                  1        5
   J Sainsbury Plc                                                    7       31
   Jeronimo Martins (b)                                               -        2
   Katokichi Co. Ltd.                                                 -        3
   Kerry Group Plc                                                    1       10
   Kesko Oyj                                                          -        4
   Kikkoman Corp.                                                     1        7
   Koninklijke Ahold NV                                               3       39
   Meiji Dairies Corp.                                                1        3
   Meiji Seika Kaisha Ltd.                                            1        3
   Metro AG                                                           1       17
   Nestle SA                                                          2      409
   Nichirei Corp.                                                     1        3
   Nippon Meat Packers Inc.                                           1       10
   Nisshin Seifun Group Inc.                                          1        7
   Nissin Food Products Co. Ltd.                                      -        9
   Numico NV                                                          1        8
   Orkla ASA                                                          1       17
   Ostasiatiske Kompagni (b)                                          -        2
   Parmalat Finanziaria SpA                                           2        5
   QP Corp.                                                           -        3
   Safeway Plc                                                        5       17
   Snow Brand Milk Products Co. Ltd. (b)                              1        1
   Sodexho Alliance SA                                                -       10
   Tate & Lyle Plc                                                    2       11
   Tesco Plc                                                         34      106
   Unilever NV                                                        3      169
   Unilever Plc                                                      13      128
   Woolworths Ltd.                                                    5       32
   Yakult Honsha Co. Ltd.                                             1       11
   Yamazaki Baking Co. Ltd.                                           1        5
                                                                        --------
                                                                           1,483

Forest Products & Paper - 0.7%
   Carter Holt Harvey Ltd.                                            4        4
   Holmen AB                                                          -        5
   Mayr-Melnhof Karton AG                                             -        3
   Mitsubishi Paper Mills Ltd. (b)                                    1        1
   Nippon Unipac Holding                                              -       17
   Norske Skogindustrier ASA                                          1        8
   OJI Paper Co. Ltd.                                                 4       17
   PaperlinX Ltd.                                                     3        8
   Stora Enso Oyj - Class R                                           3       34
   Sumitomo Forestry Co. Ltd.                                         1        6
   Svenska Cellulosa AB                                               1       34
   UPM-Kymmene Oyj                                                    1       37
                                                                        --------
                                                                             174

Gas - 0.8%
   Australian Gas Light Co. Ltd.                                      2       11
   Centrica Plc                                                      20       56
   Gas Natural SDG SA                                                 1       20
   Hong Kong & China Gas Co. Ltd.                                    18       23
   Italgas SpA                                                        1       12
   Osaka Gas Co. Ltd.                                                10       25
   Snam Rete Gas SpA                                                  4       14
   Tokyo Gas Co. Ltd.                                                12       38
                                                                        --------
                                                                             199

Hand & Machine Tools - 0.4%
   ASM Pacific Technology                                             1        2
   Fuji Electric Co. Ltd.                                             2        3
   KCI Konecranes International                                       -        2
   KONE Corp. Oyj - Class B                                           -        6
   Mori Seiki Co. Ltd.                                                -        2
   Nidec Corp.                                                        -        6
   Sandvik AB                                                         1       22
   Schindler Holding AG                                               -        6
   Schneider Electric SA                                              1       45
   SMC Corp.                                                          -       19
   THK Co. Ltd.                                                       -        5
                                                                        --------
                                                                             118

Healthcare - 0.8%
   Amersham Plc                                                       3       30
   Centerpulse AG (b)                                                 -        9
   Cie Generale D'Optique Essilor International SA                    1       21
   Cochlear Ltd.                                                      -        5
   Coloplast A/S                                                      -        4
   Fisher & Paykel Healthcare Corp.                                   -        1
   Fresenius Medical Care AG                                          -        7
   Gambro AB                                                          1        4
   Gambro AB                                                          -        2
   Hoya Corp.                                                         1       35
   Instrumentarium Oyj                                                -        8
   Luxottica Group SpA                                                1        9
   Nobel Biocare Holding AG (b)                                       -        6
   Paris Miki Inc.                                                    -        1
   Parkway Holdings Ltd.                                              2        1
   Phonak Holding AG                                                  -        1
   Smith & Nephew Plc                                                 4       27
   SNIA SpA (b)                                                       2        3
   SSL International Plc                                              1        6
   Synthes-Stratec Inc.                                               -       12
   Tecan Group AG                                                     -        5
   Terumo Corp.                                                       1       15
   William Demant Holding A/S (b)                                     -        5
                                                                        --------
                                                                             217

Holding Companies - Diversified - 0.8%
   DCC Plc                                                            -        3
   Groupe Bruxelles Lambert SA                                        -       16
   Haw Par Corp. Ltd.                                                 1        2
   Hutchison Whampoa Ltd.                                            10       63
   Keppel Corp. Ltd.                                                  3        6
   LVMH Moet Hennessy Louis Vuitton SA                                1       44
   Patrick Corp. Ltd.                                                 1        6
   Six Continents Plc                                                 4       34
   Swire Pacific Ltd.                                                 5       17
   Viohalco                                                           -        2
   Wharf Holdings Ltd.                                                6       11
                                                                        --------
                                                                             204

Home Builders - 0.2%
   Barratt Developments Plc                                           1        8
   Berkeley Group Plc                                                 1        7
   Daiwa House Industry Co. Ltd.                                      2       11
   George Wimpey  Plc                                                 2        9
   Sekisui Chemical Co. Ltd.                                          2        6
   Sekisui House Ltd.                                                 2       15
                                                                        --------
                                                                              56

Home Furnishings - 1.3%
   Bang & Olufsen A/S                                                 -        2
   Electrolux AB - Series B                                           2       24
   Fisher & Paykel Appliances Holdings Ltd.                           -        2
   Matsushita Electric Industrial Co. Ltd.                           10      100
   Pioneer Corp.                                                      1       15
   SONY Corp.                                                         4      176
   Thomson (b)                                                        1       14
   Yamaha Corp.                                                       1        9
                                                                        --------
                                                                             342

Household Products - 0.3%
   Henkel KGaA                                                        -       19
   Noritake Co. Ltd.                                                  1        3
   Reckitt Benckiser Plc                                              3       51
   Societe BIC SA                                                     -        6
   Toto Ltd.                                                          2        7
   Waterford Wedgwood Plc                                             2        1
                                                                        --------
                                                                              87

Insurance - 4.4%
   Aegon NV                                                           6       80
   Alleanza Assicurazioni SpA                                         2       19
   Allianz AG                                                         1       87
   AMP Ltd.                                                           5       34
   Assicurazioni Generali SpA                                         5      102
   Aviva Plc                                                         11       78
   AXA                                                                7       90
   Corporacion Mapfre SA                                              -        4
   ING Groep NV                                                       8      139
   Insurance Australia Group Ltd.                                    10       15
   Legal & General Group Plc                                         31       48
   Mediolanum SpA                                                     1        5
   Millea Holdings Inc. (b)                                           -       50
   Mitsui Sumitomo Insurance Co. Ltd.                                 6       28
   Muenchener Rueckversicherungs AG                                   1       60
   Pohjola Group Plc - Class D                                        -        2
   Prudential Plc                                                    10       68
   QBE Insurance Group Ltd.                                           3       12
   Riunione Adriatica di Sicurta SpA                                  2       21
   Royal & Sun Alliance Insurance Group Plc                           7       14
   Skandia Forsakrings AB                                             5       12
   Sompo Japan Insurance Inc.                                         4       23
   Storebrand ASA (b)                                                 1        3
   Swiss Reinsurance                                                  2      100
   Topdanmark A/S (b)                                                 -        2
   Zurich Financial Services AG                                       1       65
                                                                        --------
                                                                           1,161

Internet - 0.1%
   Softbank Corp.                                                     1        8
   Terra Networks SA (b)                                              2        8
   Trend Micro Inc. (b)                                               1        9
                                                                        --------
                                                                              25

Investment Companies - 0.1%
   Macquarie Infrastructure Group                                    11       20
   WCM Beteiligungs & Grundbesitz AG (b)                              1        2
                                                                        --------
                                                                              22

Iron & Steel - 0.5%
   Acerinox SA                                                        -        7
   Arcelor (b)                                                        2       20
   BHP Steel Ltd. (b)                                                 4        7
   Boehler-Uddeholm AG                                                -        2
   Corus Group Plc (b)                                               16        7
   JFE Holdings Inc. (b)                                              2       26
   Nippon Steel Corp.                                                24       28
   OneSteel Ltd.                                                      2        2
   Rautaruukki Oyj                                                    -        1
   Ssab Svenskt Stal AB                                               -        2
   ThyssenKrupp AG                                                    2       18
   Voestalpine AG                                                     -        1
                                                                        --------
                                                                             121

Leisure Time - 0.2%
   Amer Group Ltd.                                                    -        4
   Kuoni Reisen Holding AG (b)                                        -        2
   Namco Ltd.                                                         -        3
   P&O Princess Cruises Plc                                           3       23
   Shimano Inc.                                                       -        6
   TUI AG                                                             1       12
                                                                        --------
                                                                              50

Lodging - 0.2%
   Accor SA                                                           1       28
   NH Hoteles SA (b)                                                  -        4
   Overseas Union Enterprise Ltd.                                     1        3
   Shangri-La Asia Ltd.                                               6        4
   Sky City Entertainment Group Ltd.                                  1        6
   Sol Melia SA                                                       -        2
   United Overseas Land Ltd.                                          2        2
                                                                        --------
                                                                              49

Machinery - 0.3%
   Alstom (b)                                                         1        6
   Amada Co. Ltd.                                                     1        3
   Atlas Copco AB                                                     1       10
   Atlas Copco AB                                                     -        5
   Ebara Corp.                                                        1        3
   Fuji Machine Manufacturing Co. Ltd.                                -        2
   Komatsu Ltd.                                                       5       16
   Kubota Corp.                                                       5       14
   MAN AG                                                             1        8
   Metso Corp.                                                        1        6
   Sumitomo Heavy Industries Ltd. (b)                                 2        1
   Toyota Industries Corp.                                            1       11
                                                                        --------
                                                                              85

Manufacturing - 1.8%
   AGFA-Gevaert NV                                                    1       13
   Ansell Ltd. (b)                                                    1        3
   BBA Group Plc                                                      2        7
   FKI Plc                                                            3        5
   Fuji Photo Film Co. Ltd.                                           2       65
   Futuris Corp. Ltd.                                                 2        2
   IMI Plc                                                            2        8
   Invensys Plc                                                      17       14
   Ishikawajima-Harima Heavy Industries Co. Ltd.                      5        5
   Kawasaki Heavy Industries Ltd. (b)                                 5        4
   Konica Corp.                                                       1        7
   Mitsubishi Heavy Industries Ltd.                                  14       34
   Nikon Corp. (b)                                                    1        8
   NKT Holding A/S                                                    -        1
   Norsk Hydro ASA                                                    1       31
   Novar Plc                                                          2        3
   Olympus Optical Co. Ltd.                                           1       16
   Orica Ltd.                                                         2       10
   Siemens AG                                                         4      166
   Smiths Group Plc                                                   3       30
   Sulzer AG (b)                                                      -        2
   Trelleborg AB                                                      -        3
   Uponor Oyj                                                         -        1
   Wartsila Oyj                                                       -        1
   Wesfarmers Ltd.                                                    2       26
                                                                        --------
                                                                             465

Media - 2.1%
   Amoldo Mondadori Editore SpA                                       1        4
   British Sky Broadcasting Plc (b)                                   6       61
   Carlton Communications Plc                                         3        7
   Daily Mail & General Trust                                         1       14
   Eniro AB                                                           1        5
   Fuji Television Network Inc.                                       -        4
   Granada Plc                                                       13       17
   Gruppo Editoriale L'Espresso SpA                                   1        3
   Independent News & Media Plc                                       2        3
   Independent Newspapers Ltd.                                        2        2
   John Fairfax Holdings Ltd.                                         3        6
   Lagardere S.C.A                                                    1       26
   Mediaset SpA                                                       3       21
   Modern Times Group AB (b)                                          -        2
   News Corp. Ltd.                                                    7       45
   Pearson Plc                                                        4       35
   Promotora de Informaciones SA (Prisa)                              1        4
   ProSieben Sat.1 Media AG                                           -        3
   Publishing & Broadcasting Ltd.                                     1        4
   Reed Elsevier NV                                                   3       37
   Reed Elsevier Plc                                                  6       52
   Reuters Group Plc                                                  7       19
   Schibsted ASA                                                      -        2
   SCMP Group Ltd.                                                    4        2
   Seat-Pagine Gialle SpA (b)                                        24       16
   Singapore Press Holdings Ltd.                                      2       21
   Societe Television Francaise 1                                     1       15
   Television Broadcasts Ltd.                                         2        6
   United Business Media Plc                                          2        7
   Vivendi Universal SA                                               4       72
   VNU NV                                                             1       28
   Wolters Kluwer NV                                                  1       24
                                                                        --------
                                                                             567

Metal Fabrication & Hardware - 0.2%
   Assa Abloy AB - Class B                                            2       18
   Hoganas AB                                                         -        4
   NSK Ltd.                                                           2        5
   NTN Corp.                                                          2        7
   SKF AB                                                             -       10
   SKF AB - Class A                                                   -        5
   Sumitomo Metal Industries Ltd. (b)                                12        5
                                                                        --------
                                                                              54

Mining - 1.5%
   Alumina Ltd.                                                       5       14
   Aluminum of Greece S.A.I.C                                         -        2
   BHP Billiton Ltd.                                                 18      102
   BHP Billiton Plc                                                  11       61
   Dowa Mining Co. Ltd.                                               1        4
   Iluka Resources Ltd.                                               1        2
   MIM Holdings Ltd.                                                 10        9
   Mitsubishi Materials Corp. (b)                                     4        4
   Mitsui Mining & Smelting Co. Ltd.                                  2        5
   Newcrest Mining Ltd.                                               2        7
   Outokumpu Oyj                                                      -        3
   Pechiney SA                                                        -       11
   Rio Tinto Ltd.                                                     1       28
   Rio Tinto Plc                                                      5      103
   Sapa AB                                                            -        2
   Sons of Gwalia Ltd.                                                1        1
   Sumitomo Metal Mining Co. Ltd.                                     3       13
   Umicore                                                            -        3
   WMC Resources Ltd. (b)                                             5       12
                                                                        --------
                                                                             386

Office & Business Equipment - 0.8%
   Canon Inc.                                                         4      151
   OCE NV                                                             -        3
   Ricoh Co. Ltd.                                                     3       49
                                                                        --------
                                                                             203

Office Furnishings - 0.0%
   Kokuyo Co. Ltd.                                                    -        2

Oil & Gas Producers - 9.2%
   BG Group Plc                                                      17       74
   BP Plc                                                           109      750
   ENI-Ente Nazionale Idrocarburi SpA                                14      216
   Fortum Oyj                                                         2       12
   Hellenic Petroleum SA                                              -        2
   Kvaerner ASA (b)                                                   3        1
   Nippon Mining Holdings Inc. (b)                                    2        3
   Nippon Oil Corp.                                                   6       27
   OMV AG                                                             -        5
   Origin Energy Ltd.                                                 3        6
   Repsol YPF SA                                                      4       58
   Royal Dutch Petroleum Co. - NYS                                   10      454
   Santos Ltd.                                                        3       10
   Shell Transport & Trading Co. Plc                                 47      310
   Showa Shell Sekiyu KK                                              1        7
   Statoil ASA                                                        2       19
   Teikoku Oil Co. Ltd.                                               1        4
   TonenGeneral Sekiyu KK                                             1        7
   Total Fina Elf SA                                                  3      444
   Woodside Petroleum Ltd.                                            3       18
                                                                        --------
                                                                           2,427

Oil & Gas Services - 0.0%
   Smedvig ASA - Class A                                              -        1

Packaging & Containers - 0.2%
   Amcor Ltd.                                                         4       18
   Rexam Plc                                                          2       16
   Toyo Seikan Kaisha Ltd.                                            1       12
                                                                        --------
                                                                              46

Pharmaceuticals - 9.3%
   Altana AG                                                          -       15
   AstraZeneca Plc                                                    8      300
   Aventis SA                                                         3      180
   Banyu Pharmaceutical Co. Ltd.                                      1        6
   Celltech Group Plc (b)                                             1        7
   Chugai Pharmaceutical Co. Ltd.                                     1       10
   CSL Ltd.                                                           1       11
   Daiichi Pharmaceutical Co. Ltd.                                    1       19
   Eisai Co. Ltd.                                                     1       25
   Elan Corp. Plc (b)                                                 2        4
   Fujisawa Pharmaceutical Co. Ltd.                                   1       23
   Gehe AG                                                            -        5
   GlaxoSmithKline Plc                                               29      566
   H Lundbeck A/S                                                     -        8
   Kyowa Hakko Kogyo Co. Ltd.                                         2        8
   Merck KGaA                                                         -        5
   Novartis AG                                                       13      486
   Novo-Nordisk A/S                                                   1       38
   Omega Pharma SA                                                    -        3
   Orion-Yhtymae Oy                                                   -        7
   Roche Holding AG Bearer                                            -       29
   Roche Holding AG Genusschein                                       3      238
   Sankyo Co. Ltd.                                                    2       21
   Sanofi-Synthelabo SA                                               2      120
   Schering AG                                                        1       36
   Serono SA - Class B                                                -       19
   Shionogi & Co. Ltd.                                                1       14
   Suzuken Co. Ltd.                                                   -        7
   Taisho Pharmaceutical Co. Ltd.                                     1       15
   Takeda Chemical Industries Ltd.                                    4      163
   UCB SA                                                             -       15
   Yamanouchi Pharmaceutical Co. Ltd.                                 2       46
                                                                        --------
                                                                           2,449

Real Estate - 1.5%
   AMP Diversified Property Trust                                     2        2
   British Land Co. Plc                                               2       18
   Canary Wharf Group Plc (b)                                         3       10
   CapitaLand Ltd.                                                    6        4
   CFS Gandel Retail Trust                                            6        4
   Cheung Kong Holdings Ltd.                                          7       46
   City Developments Ltd.                                             2        5
   Commonwealth Property Office Fund                                  9        6
   Daito Trust Construction Co. Ltd.                                  -        9
   Deutsche Office Trust                                              5        3
   Drott AB                                                           -        4
   General Property Trust                                             9       15
   Great Portland Estates Plc                                         1        3
   Hammerson Plc                                                      1       10
   Hang Lung Properties Ltd.                                          5        5
   Henderson Land Development Co. Ltd.                                3        9
   Hysan Development Co. Ltd.                                         3        2
   Land Securities Group Plc                                          2       28
   Lend Lease Corp. Ltd.                                              2       11
   Metrovacesa SA                                                     -        4
   Mirvac Group                                                       4        9
   Mitsubishi Estate Co. Ltd.                                         4       30
   Mitsui Fudosan Co. Ltd.                                            3       19
   Principal Office Fund                                              4        4
   Sino Land Co.                                                     10        3
   Slough Estates Plc                                                 2       11
   Stockland                                                          4       11
   Sumitomo Realty & Development Co. Ltd.                             2        8
   Sun Hung Kai Properties Ltd.                                       6       36
   Union du Credit-Bail Immobilier                                    -       14
   Vallehermoso SA                                                    -        5
   Westfield Holdings Ltd.                                            2       15
   Westfield Trust                                                   10       19
   Westfield Trust - New Units (b)                                    -        2
                                                                        --------
                                                                             384

Retail - 2.8%
   Aeon Co. Ltd.                                                      1       26
   Aoyama Trading Co. Ltd.                                            -        3
   Autobacs Seven Co. Ltd.                                            -        2
   Autogrill SpA (b)                                                  1        5
   Boots Co. Plc                                                      4       40
   Bulgari SpA                                                        1        4
   Citizen Watch Co. Ltd.                                             1        4
   Coles Myer Ltd.                                                    6       22
   Compagnie Financiere Richemont AG - Class A                        3       47
   Cycle & Carriage Ltd.                                              1        1
   Daiei Inc. (b)                                                     1        1
   Daimaru Inc.                                                       1        3
   D'ieteren NV                                                       -        2
   Dixons Group Plc                                                   9       22
   Douglas Holding AG                                                 -        2
   FamilyMart                                                         -        6
   Fast Retailing Co. Ltd.                                            -       11
   Folli-Follie SA                                                    -        2
   Giordano International Ltd.                                        6        2
   GUS Plc                                                            5       45
   Hankyu Department Stores Inc.                                      1        5
   Harvey Norman Holdings Ltd.                                        3        5
   Hennes & Mauritz AB - Class B                                      2       44
   Inditex SA                                                         1       25
   Isetan Co. Ltd.                                                    1        7
   Ito-Yokado Co. Ltd.                                                2       59
   KarstadtQuelle AG                                                  -        3
   Kingfisher Plc                                                    12       44
   Koninklijke Vendex KBB NV                                          1        7
   Lawson Inc.                                                        -        7
   Marks & Spencer Group Plc                                         11       56
   Marui Co. Ltd.                                                     2       18
   Mitsukoshi Ltd.                                                    2        4
   Next Plc                                                           2       20
   Pinault-Printemps-Redoute SA                                       -       23
   Saizeriya Co. Ltd.                                                 -        2
   Seiyu Ltd. (b)                                                     1        3
   Seven-Eleven Japan Co. Ltd.                                        2       61
   Shimachu Co. Ltd.                                                  -        4
   Shimamura Co. Ltd.                                                 -        6
   Signet Group Plc                                                  11       12
   Skylark Co. Ltd.                                                   -        5
   Sonae SGPS SA (b)                                                  5        2
   Swatch Group AG                                                    -        4
   Swatch Group AG - Class B                                          -       15
   Takashimaya Co. Ltd.                                               1        4
   TelePizza SA (b)                                                   1        1
   UNY Co. Ltd.                                                       1       10
   Valora Holding AG                                                  -        6
   Warehouse Group Ltd.                                               1        4
   Whitbread Plc                                                      1       12
   Yamada Denki Co. Ltd.                                              -        8
                                                                        --------
                                                                             736

Semiconductors - 0.7%
   Aixtron AG                                                         -        1
   ARM Holdings Plc (b)                                               5        4
   ASML Holding NV (b)                                                2       18
   Chartered Semiconductor Manufacturing Ltd. (b)                     3        1
   Infineon Technologies AG (b)                                       2       12
   Rohm Co. Ltd.                                                      1       64
   ST Assembly Test Services Ltd. (b)                                 1        1
   STMicroelectronics NV                                              3       55
   Tokyo Electron Ltd.                                                1       32
   Unaxis Holding AG                                                  -        4
                                                                        --------
                                                                             192

Shipbuilding - 0.0%
   Hitachi Zosen Corp. (b)                                            4        1
   Mitsui Engineering & Shipbuilding Co. Ltd. (b)                     3        2
   SembCorp Marine Ltd.                                               7        4
                                                                        --------
                                                                               7

Software - 0.5%
   Business Objects SA (b)                                            -        5
   Capcom Co. Ltd.                                                    -        3
   Dassault Systemes SA                                               -        4
   Fuji Soft ABC Inc.                                                 -        3
   Hitachi Software Engineering Co. Ltd.                              -        2
   Konami Corp.                                                       -        9
   Nippon System Development Co. Ltd.                                 -        1
   Oracle Corp. Japan                                                 -        5
   Sage Group Plc                                                     6       13
   SAP AG                                                             1       76
   Trans Cosmos Inc.                                                  -        2
                                                                        --------
                                                                             123

Storage/Warehousing - 0.0%
   Mitsubishi Logistics Corp.                                         1        5

Telecommunications - 3.9%
   BT Group Plc                                                      42      132
   Cable & Wireless Plc                                              14       10
   Deutsche Telekom AG                                               10      130
   e.Biscom (b)                                                       -        1
   France Telecom SA                                                  2       35
   Hellenic Telecommunications Organization SA                        2       17
   Nippon Telegraph & Telephone Corp.                                 -       94
   PCCW Ltd. (b)                                                     43        7
   Portugal Telecom SGPS SA                                           4       31
   PT-Multimedia - Servicos de Telecomunicacoes e
   Multimedia SGPS SA (b)                                             -        3
   Royal KPN NV (b)                                                   8       55
   Singapore Telecommunications Ltd.                                 29       21
   Swisscom AG                                                        -       35
   TDC A/S                                                            1       15
   Tele2 AB - Class B (b)                                             1       13
   Telecom Corp. of New Zealand Ltd.                                  9       21
   Telecom Italia SpA                                                10       50
   Telecom Italia SpA                                                11       87
   Telefonica SA (b)                                                 22      201
   Telekom Austria AG (b)                                             1        9
   Telenor ASA                                                        2        8
   TeliaSonera AB (b)                                                 6       22
   TeliaSonera AB                                                     3       11
   Telstra Corp. Ltd.                                                10       26
   Tiscali SpA (b)                                                    1        2
                                                                        --------
                                                                           1,036

Telecommunications Equipment - 1.8%
   Alcatel SA                                                         5       23
   GN Store Nord (b)                                                  1        3
   Intracom SA                                                        1        2
   Kudelski SA (b)                                                    -        2
   Nokia Oyj                                                         23      367
   NTT Data Corp.                                                     -       19
   Oki Electric Industry Co. Ltd. (b)                                 2        4
   Tandberg ASA (b)                                                   1        3
   Telefonaktiebolaget LM Ericsson - Class B (b)                     74       52
                                                                        --------
                                                                             475

Textiles - 0.2%
   Kuraray Co. Ltd.                                                   2       12
   Mitsubishi Rayon Co. Ltd.                                          2        5
   Nisshinbo Industries Inc.                                          1        3
   Teijin Ltd.                                                        4       10
   Toray Industries Inc.                                              6       13
   Toyobo Co. Ltd.                                                    2        2
                                                                        --------
                                                                              45

Tobacco - 0.8%
   Altadis SA                                                         1       32
   British American Tobacco Plc                                       8       79
   Imperial Tobacco Group Plc                                         4       60
   Japan Tobacco Inc.                                                 -       20
   Papastratos Cigarette Co.                                          -        2
   Swedish Match AB                                                   2       14
                                                                        --------
                                                                             207

Toys & Hobbies - 0.2%
   Nintendo Co. Ltd.                                                  1       47
   Sanrio Co. Ltd.                                                    -        1
   Sega Corp. (b)                                                     1        5
                                                                        --------
                                                                              53

Transportation - 1.5%
   Amadeus Global Travel Distribution SA                              1        4
   Associated British Ports Holdings Plc                              2       10
   Attica Enterprise Holding SA                                       -        1
   Bergesen DY A/S                                                    -        2
   Bergesen DY A/S                                                    -        2
   Central Japan Railway Co.                                          -       25
   Compagnie Maritime Belge (CMB) SA                                  -        1
   D/S 1912                                                           -        7
   Dampskibsselskabet Svendborg                                       -       10
   Deutsche Post AG                                                   2       22
   DSV De Sammensluttede Vognmaend af                                 -        5
   East Japan Railway Co.                                             -       74
   Exel Plc                                                           2       17
   Firstgroup Plc                                                     2        7
   Frontline Ltd.                                                     -        2
   Kawasaki Kisen Kaisha Ltd.                                         2        3
   Keihin Electric Express Railway Co. Ltd.                           2        9
   Keio Electric Railway Co. Ltd.                                     3       16
   Kinki Nippon Railway Co. Ltd. (b)                                  7       15
   Mitsui O.S.K. Lines Ltd.                                           3        6
   MTR Corp.                                                          6        6
   Neptune Orient Lines Ltd. (b)                                      4        2
   Nippon Express Co. Ltd.                                            4       16
   Nippon Yusen Kabushiki Kaisha                                      5       17
   Peninsular and Oriental Steam Navigation Co.                       3        8
   Seino Transportation Co. Ltd.                                      1        6
   SembCorp Logistics Ltd.                                            1        1
   Stagecoach Group Plc                                               4        2
   Tobu Railway Co. Ltd. (b)                                          4       11
   Tokyu Corp.                                                        5       18
   TPG NV                                                             2       26
   West Japan Railway Co.                                             -       18
   Yamato Transport Co. Ltd.                                          2       26
                                                                        --------
                                                                             395

Venture Capital - 0.1%
   3i Group Plc                                                       3       26

Water - 0.5%
   AWG Plc (b)                                                        1        5
   Kelda Group Plc                                                    2       12
   Severn Trent Plc                                                   2       20
   Sociedad General de Aguas de Barcelona SA                          -        4
   Suez SA                                                            4       70
   United Utilities Plc                                               3       27
                                                                        --------
                                                                             138

Wireless Telecommunications - 3.2%
   NTT DoCoMo Inc.                                                    -      157
   TIM SpA                                                           18       84
   Vodafone Group Plc                                               331      604
   Vodafone-Panafon SA                                                1        4
                                                                        --------
                                                                             849
                                                                        --------

   Total Common Stocks (cost $29,211)                                     25,583
                                                                        --------

Preferred Stocks - 0.3%

Auto Manufacturers - 0.1%
   Porsche AG                                                         -       15
   Volkswagen AG                                                      1       15
                                                                        --------
                                                                              30

Electric - 0.0%
   RWE AG                                                             -        5


Healthcare - 0.0%
   Fresenius Medical Care AG                                          -        5

Media - 0.2%
   News Corp. Ltd.                                                    9       50
                                                                        --------
   Total Preferred Stocks (cost $102)                                         90
                                                                        --------


Rights - 0.0%
   Acesa Infraestructuras, 01/10/03                                   1        -
   Sina Spa, 01/09/03                                                 2        -
                                                                        --------

   Total Rights (cost $ -)                                                     -
                                                                        --------


Short Term Investments - 2.9%

Money Market Funds - 2.3%
   Dreyfus Cash Management Plus, 1.36% (a)                          610      610

U.S. Treasury Bills - 0.6% U.S. Treasury Bill
   1.185%, 03/13/03 (l)                                             150      150
                                                                        --------

   Total Short Term Investments (cost $760)                                  760
                                                                        --------

Total Investments - 100% (cost $30,073)                                   26,433
                                                                        --------
                                                                        --------

Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Common Stocks - 91.9%

Advertising - 0.4%
   Catalina Marketing Corp. (b)                                       1 $     18
   Harte-Hanks Inc.                                                   2       28
                                                                        --------
                                                                              46

Aerospace & Defense - 0.8%
   L-3 Communications Holdings Inc. (b)                               2       72
   Sequa Corp. - Class A (b)                                          -       10
   Titan Corp. (b)                                                    1       14
                                                                        --------
                                                                              96

Airlines - 0.1%
   Alaska Air Group Inc. (b)                                          -        9

Apparel - 0.6%
   Coach Inc. (b)                                                     1       48
   Timberland Co. - Class A (b)                                       1       23
   Unifi Inc. (b)                                                     1        6
                                                                        --------
                                                                              77

Auto Parts & Equipment - 0.9%
   ArvinMeritor Inc.                                                  1       20
   Bandag Inc.                                                        -       13
   BorgWarner Inc.                                                    -       21
   Lear Corp. (b)                                                     1       36
   Modine Manufacturing Co.                                           -        8
   Superior Industries International Inc.                             -       19
                                                                        --------
                                                                             117

Banks - 6.8%
   Associated Banc-Corp                                               1       42
   Bank of Hawaii Corp.                                               1       32
   Banknorth Group Inc.                                               3       57
   City National Corp.                                                1       36
   Colonial BancGroup Inc.                                            2       25
   Commerce Bancorp. Inc.                                             1       48
   Compass Bancshares Inc.                                            2       66
   First Virginia Banks Inc.                                          1       46
   FirstMerit Corp.                                                   1       30
   Greater Bay Bancorp                                                1       16
   Hibernia Corp.                                                     3       51
   Investors Financial Services Corp.                                 1       29
   M&T Bank Corp.                                                     2      123
   Mercantile Bankshares Corp.                                        1       46
   National Commerce Financial Corp.                                  3       81
   Provident Financial Group Inc.                                     1       21
   Silicon Valley Bancshares (b)                                      1       13
   TCF Financial Corp.                                                1       53
   Westamerica Bancorp                                                1       23
   Wilmington Trust Corp.                                             1       33
                                                                        --------
                                                                             871

Beverages - 0.5%
   Constellation Brands Inc. - Class A (b)                            1       35
   PepsiAmericas Inc.                                                 3       34
                                                                        --------
                                                                              69

Biotechnology - 1.3%
   Charles River Laboratories International Inc. (b)                  1       30
   IDEC Pharmaceuticals Corp. (b)                                     3       83
   Incyte Genomics Inc. (b)                                           1        7
   Millennium Pharmaceuticals Inc. (b)                                5       38
   Protein Design Labs Inc. (b)                                       1       12
                                                                        --------
                                                                             170

Building Materials - 0.3%
   Martin Marietta Materials Inc.                                     1       25
   York International Corp.                                           1       17
                                                                        --------
                                                                              42

Chemicals - 2.8%
   A. Schulman Inc.                                                   -        8
   Airgas Inc. (b)                                                    1       21
   Albemarle Corp.                                                    1       21
   Cabot Corp.                                                        1       27
   Cabot Microelectronics Corp. (b)                                   -       21
   Crompton Corp.                                                     2       11
   Cytec Industries Inc. (b)                                          1       18
   Ferro Corp.                                                        1       16
   FMC Corp. (b)                                                      1       16
   HB Fuller Co.                                                      1       13
   IMC Global Inc.                                                    2       21
   Lubrizol Corp.                                                     1       26
   Lyondell Chemical Co.                                              3       34
   Minerals Technologies Inc.                                         -       13
   Olin Corp.                                                         1       14
   RPM Inc.                                                           2       29
   Solutia Inc.                                                       2        8
   Valspar Corp.                                                      1       36
                                                                        --------
                                                                             353

Commercial Services - 3.0%
   Banta Corp.                                                        -       13
   Career Education Corp. (b)                                         1       31
   ChoicePoint Inc. (b)                                               1       55
   DeVry Inc. (b)                                                     1       19
   Education Management Corp. (b)                                     1       21
   First Health Group Corp. (b)                                       2       41
   Gartner Inc. (b)                                                   1       13
   Kelly Services Inc. - Class A                                      1       14
   Korn/Ferry International (b)                                       1        7
   Manpower Inc.                                                      1       40
   MPS Group Inc. (b)                                                 1        7
   Plexus Corp. (b)                                                   1       10
   Quanta Services Inc. (b)                                           1        4
   Rollins Inc.                                                       -       12
   Sotheby's Holdings Inc. - Class A (b)                              1        9
   Sylvan Learning Systems Inc. (b)                                   1       11
   United Rentals Inc. (b)                                            1       14
   Valassis Communications Inc. (b)                                   1       26
   Viad Corp.                                                         1       33
                                                                        --------
                                                                             380

Computers - 4.6%
   Affiliated Computer Services Inc. - Class A (b)                    2      115
   BISYS Group Inc. (b)                                               2       31
   Cadence Design Systems Inc. (b)                                    5       53
   Ceridian Corp. (b)                                                 3       36
   Diebold Inc.                                                       1       51
   DST Systems Inc. (b)                                               2       70
   Imation Corp. (b)                                                  1       20
   InFocus Corp. (b)                                                  1        5
   Jack Henry & Associates Inc.                                       1       18
   McData Corp. (b)                                                   2       13
   Mentor Graphics Corp. (b)                                          1        7
   Quantum Corp. (b)                                                  3        9
   Reynolds & Reynolds Co.                                            1       30
   Sandisk Corp. (b)                                                  1       23
   Storage Technology Corp. (b)                                       2       38
   SYKES Enterprises Inc. (b)                                         1        3
   Synopsys Inc. (b)                                                  1       59
                                                                        --------
                                                                             581

Distribution & Wholesale - 0.6%
   Fastenal Co.                                                       1       47
   Tech Data Corp. (b)                                                1       26
                                                                        --------
                                                                              73

Diversified Financial Services - 2.3%
   A.G. Edwards Inc.                                                  1       44
   AmeriCredit Corp. (b)                                              3       20
   E*TRADE Group Inc. (b)                                             6       29
   Eaton Vance Corp.                                                  1       33
   Investment Technology Group Inc. (b)                               1       17
   LaBranche & Co. Inc. (b)                                           1       27
   Legg Mason Inc.                                                    1       51
   Metris Cos. Inc.                                                   1        3
   Neuberger Berman Inc.                                              1       40
   Waddell & Reed Financial Inc. - Class A                            1       27
                                                                        --------
                                                                             291

Electric - 4.9%
   Allete Inc.                                                        1       32
   Alliant Energy Corp.                                               1       25
   Black Hills Corp.                                                  -       11
   Cleco Corp.                                                        1       10
   DPL Inc.                                                           2       33
   DQE Inc.                                                           1       19
   Energy East Corp.                                                  2       53
   Great Plains Energy Inc.                                           1       26
   Hawaiian Electric Industries Inc.                                  1       25
   Idacorp Inc.                                                       1       16
   MDU Resources Group Inc.                                           1       31
   Northeast Utilities                                                2       34
   NSTAR                                                              1       39
   OGE Energy Corp.                                                   1       23
   Pepco Holdings Inc.                                                3       52
   PNM Resources Inc.                                                 1       14
   Puget Energy Inc.                                                  2       35
   SCANA Corp.                                                        2       56
   Sierra Pacific Resources                                           2       11
   Westar Energy Inc.                                                 1       12
   Wisconsin Energy Corp.                                             2       48
   WPS Resources Corp.                                                1       22
                                                                        --------
                                                                             627

Electrical Components & Equipment - 0.8%
   Ametek Inc.                                                        1       22
   Energizer Holdings Inc. (b)                                        2       43
   GrafTech International Ltd. (b)                                    1        7
   Hubbell Inc. - Class B                                             1       34
                                                                        --------
                                                                             106

Electronics - 1.2%
   Arrow Electronics Inc. (b)                                         2       21
   Avnet Inc. (b)                                                     2       21
   FEI Co. (b)                                                        -        7
   Gentex Corp. (b)                                                   1       39
   Kemet Corp. (b)                                                    1       12
   Varian Inc. (b)                                                    1       16
   Vishay Intertechnology Inc. (b)                                    3       31
                                                                        --------
                                                                             147

Engineering & Construction - 0.4%
   Dycom Industries Inc. (b)                                          1       10
   Granite Construction Inc.                                          1        9
   Jacobs Engineering Group Inc. (b)                                  1       33
                                                                        --------
                                                                              52

Entertainment - 0.6%
   GTECH Holdings Corp. (b)                                           1       28
   International Speedway Corp. - Class A                             1       33
   Macrovision Corp. (b)                                              1       13
   Six Flags Inc. (b)                                                 1        7
                                                                        --------
                                                                              81

Environmental Control - 0.4%
   Republic Services Inc. (b)                                         3       56

Food - 3.8%
   Dean Foods Co. (b)                                                 2       56
   Dole Food Co.                                                      1       32
   Dreyer's Grand Ice Cream Inc.                                      1       41
   Hormel Foods Corp.                                                 2       55
   Interstate Bakeries                                                1       12
   JM Smucker Co.                                                     1       33
   McCormick & Co. Inc.                                               2       53
   Ruddick Corp.                                                      1       11
   Sensient Technologies Corp.                                        1       17
   Smithfield Foods Inc. (b)                                          2       36
   Tootsie Roll Industries Inc.                                       1       27
   Tyson Foods Inc.                                                   6       65
   Whole Foods Market Inc. (b)                                        1       50
                                                                        --------
                                                                             488

Forest Products & Paper - 0.8%
   Bowater Inc.                                                       1       40
   Longview Fibre Co. (b)                                             1        8
   P.H. Glatfelter Co.                                                1        8
   Potlatch Corp.                                                     -       11
   Rayonier Inc.                                                      -       22
   Wausau-Mosinee Paper Corp.                                         1       11
                                                                        --------
                                                                             100

Gas - 0.7%
   AGL Resources Inc.                                                 1       22
   Oneok Inc.                                                         1       19
   Vectren Corp.                                                      1       26
   WGL Holdings Inc.                                                  1       19
                                                                        --------
                                                                              86

Hand & Machine Tools - 0.2%
   Kennametal Inc.                                                    1       21

Healthcare - 5.6%
   Apogent Technologies Inc. (b)                                      2       36
   Apria Healthcare Group Inc. (b)                                    1       22
   Beckman Coulter Inc.                                               1       30
   Covance Inc. (b)                                                   1       25
   Cytyc Corp. (b)                                                    2       19
   Dentsply International Inc.                                        1       49
   Edwards Lifesciences Corp. (b)                                     1       25
   Health Net Inc. (b)                                                2       55
   Henry Schein Inc. (b)                                              1       33
   Hillenbrand Industries Inc.                                        1       47
   LifePoint Hospitals Inc. (b)                                       1       20
   Lincare Holdings Inc. (b)                                          2       54
   Oxford Health Plans (b)                                            1       53
   Pacificare Health Systems Inc. (b)                                 1       18
   Patterson Dental Co. (b)                                           1       50
   Steris Corp. (b)                                                   1       27
   Triad Hospitals Inc. (b)                                           1       36
   Universal Health Services Inc. (b)                                 1       47
   Varian Medical Systems Inc. (b)                                    1       57
   VISX Inc. (b)                                                      1        6
                                                                        --------
                                                                             709

Home Builders - 1.0%
   Clayton Homes Inc.                                                 2       28
   DR Horton Inc.                                                     2       42
   Lennar Corp.                                                       1       55
                                                                        --------
                                                                             125

Home Furnishings - 0.2%
   Furniture Brands International Inc. (b)                            1       23


Household Products - 0.7%
   Blyth Inc.                                                         1       20
   Church & Dwight Co. Inc.                                           1       21
   Dial Corp.                                                         2       33
   Wallace Computer Services Inc.                                     1       14
                                                                        --------
                                                                              88

Insurance - 4.6%
   Allmerica Financial Corp. (b)                                      1       12
   American Financial Group Inc.                                      1       26
   AmerUs Group Co.                                                   1       18
   Arthur J. Gallagher & Co.                                          1       43
   Brown & Brown Inc.                                                 1       37
   Everest Re Group Ltd.                                              1       46
   Fidelity National Financial Inc.                                   2       51
   HCC Insurance Holdings Inc.                                        1       26
   Horace Mann Educators Corp.                                        1       10
   Leucadia National Corp.                                            1       34
   Mony Group Inc.                                                    1       19
   Ohio Casualty Corp. (b)                                            1       13
   Old Republic International Corp.                                   2       55
   PMI Group Inc.                                                     2       45
   Protective Life Corp.                                              1       32
   Radian Group Inc.                                                  2       57
   Stancorp Financial Group Inc.                                      1       25
   Unitrin Inc.                                                       1       34
                                                                        --------
                                                                             583

Internet - 2.0%
   Avocent Corp. (b)                                                  1       17
   Checkfree Corp. (b)                                                1       20
   IndyMac Bancorp. Inc. (b)                                          1       17
   Internet Security Systems Inc. (b)                                 1       15
   Macromedia Inc. (b)                                                1       11
   Network Associates Inc. (b)                                        3       42
   Overture Services Inc. (b)                                         1       26
   RSA Security Inc. (b)                                              1        4
   Symantec Corp. (b)                                                 2       97
                                                                        --------
                                                                             249

Iron & Steel - 0.2%
   AK Steel Holding Corp. (b)                                         2       14
   Carpenter Technology Corp.                                         -        6
                                                                        --------
                                                                              20

Leisure Time - 0.1%
   Callaway Golf Co.                                                  1       17

Lodging - 0.8%
   Extended Stay America Inc. (b)                                     2       23
   Mandalay Resort Group (b)                                          1       35
   Park Place Entertainment Corp. (b)                                 5       42
                                                                        --------
                                                                             100

Machinery - 0.6%
   AGCO Corp. (b)                                                     1       27
   Albany International Corp.                                         1       11
   Flowserve Corp. (b)                                                1       13
   Nordson Corp.                                                      1       13
   Tecumseh Products Co.                                              -       14
                                                                        --------
                                                                              78

Manufacturing - 2.0%
   Carlisle Cos. Inc.                                                 1       23
   Donaldson Co. Inc.                                                 1       28
   Federal Signal Corp.                                               1       15
   Harsco Corp.                                                       1       22
   Lancaster Colony Corp.                                             1       22
   Pentair Inc.                                                       1       27
   Pittston Brink's Group                                             1       18
   SPX Corp. (b)                                                      1       52
   Teleflex Inc.                                                      1       27
   Trinity Industries Inc.                                            1       15
                                                                        --------
                                                                             249

Media - 3.2%
   Belo Corp. - Class A                                               2       40
   Emmis Communications Corp. (b)                                     1       19
   Entercom Communications Corp. (b)                                  1       38
   Hispanic Broadcasting Corp. (b)                                    2       37
   Lee Enterprises Inc.                                               1       26
   Media General Inc.                                                 -       22
   Reader's Digest Association Inc. - Class A                         2       25
   Scholastic Corp. (b)                                               1       22
   Washington Post                                                    -      116
   Westwood One Inc. (b)                                              2       64
                                                                        --------
                                                                             409

Metal Fabrication & Hardware - 0.2%
   Kaydon Corp.                                                       -        9
   Precision Castparts Corp.                                          1       22
                                                                        --------
                                                                              31

Mining - 0.3%
   Arch Coal Inc.                                                     1       18
   Peabody Energy Corp.                                               1       26
                                                                        --------
                                                                              44

Office Furnishings - 0.4%
   Herman Miller Inc.                                                 1       23
   HON Industries Inc.                                                1       27
                                                                        --------
                                                                              50

Oil & Gas Producers - 4.1%
   ENSCO International Inc.                                           3       74
   Forest Oil Corp. (b)                                               1       21
   Helmerich & Payne Inc.                                             1       23
   Murphy Oil Corp.                                                   2       67
   Noble Energy Inc.                                                  1       37
   Ocean Energy Inc.                                                  3       58
   Patterson-UTI Energy Inc. (b)                                      1       40
   Pioneer Natural Resources Co. (b)                                  2       50
   Pride International Inc. (b)                                       2       34
   Valero Energy Corp.                                                2       67
   XTO Energy Inc.                                                    2       50
                                                                        --------
                                                                             521

Oil & Gas Services - 2.6%
   Cooper Cameron Corp. (b)                                           1       45
   FMC Technologies Inc. (b)                                          1       23
   Grant Prideco Inc. (b)                                             2       23
   Hanover Compressor Co. (b)                                         1       10
   National-Oilwell Inc. (b)                                          1       29
   Smith International Inc. (b)                                       2       55
   Tidewater Inc.                                                     1       30
   Varco International Inc. (b)                                       2       29
   Weatherford International Ltd. (b)                                 2       84
                                                                        --------
                                                                             328

Packaging & Containers - 0.5%
   Packaging Corp. of America (b)                                     2       32
   Sonoco Products Co.                                                2       36
                                                                        --------
                                                                              68

Pharmaceuticals - 3.9%
   AdvancePCS (b)                                                     1       33
   Barr Laboratories Inc. (b)                                         1       48
   Express Scripts Inc. - Class A (b)                                 1       63
   Gilead Sciences Inc. (b)                                           3      113
   ICN Pharmaceuticals Inc.                                           1       15
   IVAX Corp. (b)                                                     3       40
   Mylan Laboratories Inc.                                            2       70
   Omnicare Inc.                                                      2       38
   Perrigo Co. (b)                                                    1       13
   Sepracor Inc. (b)                                                  1       14
   Sicor Inc. (b)                                                     2       31
   Vertex Pharmaceuticals Inc. (b)                                    1       21
                                                                        --------
                                                                             499

Pipelines - 1.0%
   Aquila Inc.                                                        4        7
   Equitable Resources Inc.                                           1       38
   National Fuel Gas Co.                                              1       28
   Questar Corp.                                                      1       39
   Western Gas Resources Inc.                                         1       19
                                                                        --------
                                                                             131

Real Estate - 0.8%
   Hospitality Properties Trust                                       1       35
   Liberty Property Trust                                             1       42
   New Plan Excel Realty Trust                                        2       31
                                                                        --------
                                                                             108

Retail - 6.4%
   99 Cents Only Stores (b)                                           1       32
   Abercrombie & Fitch Co. - Class A (b)                              2       34
   American Eagle Outfitters Inc. (b)                                 1       16
   Barnes & Noble Inc. (b)                                            1       21
   BJ's Wholesale Club Inc. (b)                                       1       21
   Bob Evans Farms Inc.                                               -       11
   Borders Group Inc. (b)                                             1       22
   Brinker International Inc. (b)                                     2       52
   Carmax Inc. (b)                                                    2       31
   CBRL Group Inc.                                                    1       24
   CDW Computer Centers Inc. (b)                                      1       60
   Cheesecake Factory (b)                                             1       30
   Claire's Stores Inc.                                               1       17
   Copart Inc. (b)                                                    2       18
   Dollar Tree Stores Inc. (b)                                        2       47
   Krispy Kreme Doughnuts Inc. (b)                                    1       30
   Longs Drug Stores Corp.                                            1       14
   Michaels Stores Inc. (b)                                           1       34
   Neiman-Marcus Group Inc. - Class A (b)                             1       23
   Outback Steakhouse Inc.                                            1       43
   Papa John's International Inc. (b)                                 -        8
   Payless Shoesource Inc. (b)                                        -       21
   Petsmart Inc. (b)                                                  2       39
   Pier 1 Imports Inc.                                                2       30
   Ross Stores Inc.                                                   1       56
   Saks Inc. (b)                                                      2       28
   Williams-Sonoma Inc. (b)                                           2       53
                                                                        --------
                                                                             815

Savings & Loans - 2.4%
   Astoria Financial Corp.                                            1       40
   Greenpoint Financial Corp.                                         2       74
   Independence Community Bank Corp.                                  1       24
   New York Community Bancorp. Inc.                                   2       51
   Roslyn Bancorp. Inc.                                               1       25
   Sovereign Bancorp. Inc.                                            4       62
   Webster Financial Corp.                                            1       26
                                                                        --------
                                                                             302

Semiconductors - 2.4%
   Atmel Corp. (b)                                                    8       17
   Cirrus Logic Inc. (b)                                              2        4
   Credence Systems Corp. (b)                                         1        9
   Cree Inc. (b)                                                      1       20
   Cypress Semiconductor Corp. (b)                                    2       10
   Fairchild Semiconductor International Inc. - Class A (b)           2       21
   Integrated Device Technology Inc. (b)                              2       14
   International Rectifier Corp. (b)                                  1       20
   Intersil Corp. (b)                                                 2       32
   Lam Research Corp. (b)                                             2       22
   Lattice Semiconductor Corp. (b)                                    2       17
   LTX Corp. (b)                                                      1        6
   Micrel Inc. (b)                                                    2       14
   Microchip Technology Inc.                                          3       82
   Semtech Corp. (b)                                                  1       14
   Triquint Semiconductor Inc. (b)                                    2        9
                                                                        --------
                                                                             311

Software - 2.1%
   Activision Inc. (b)                                                1       16
   Acxiom Corp. (b)                                                   1       23
   Advent Software Inc. (b)                                           1       10
   Ascential Software Corp. (b)                                       3        7
   Certegy Inc. (b)                                                   1       27
   CSG Systems International Inc. (b)                                 1       12
   Dun & Bradstreet Corp. (b)                                         1       41
   Keane Inc. (b)                                                     1       10
   Legato Systems Inc. (b)                                            2        9
   National Instruments Corp. (b)                                     1       28
   Retek Inc. (b)                                                     1        3
   SEI Investments Co.                                                2       48
   Sybase Inc. (b)                                                    2       21
   Transaction Systems Architects Inc. (b)                            1        5
   Wind River Systems Inc. (b)                                        2        7
                                                                        --------
                                                                             267

Telecommunications - 0.5%
   Broadwing Inc. (b)                                                 4       13
   Telephone & Data Systems Inc.                                      1       47
                                                                        --------
                                                                              60

Telecommunications Equipment - 1.1%
   3Com Corp. (b)                                                     6       28
   Adtran Inc. (b)                                                    1       21
   Advanced Fibre Communications Inc. (b)                             1       23
   CommScope Inc. (b)                                                 1        6
   Harris Corp.                                                       1       28
   Newport Corp. (b)                                                  1        8
   Plantronics Inc. (b)                                               1       12
   Polycom Inc. (b)                                                   2       17
                                                                        --------
                                                                             143

Textiles - 0.5%
   Mohawk Industries Inc. (b)                                         1       63

Tobacco - 0.1%
   Universal Corp.                                                    -       15

Transportation - 1.9%
   Airborne Inc.                                                      1       11
   Alexander & Baldwin Inc.                                           1       18
   C.H. Robinson Worldwide Inc.                                       1       43
   CNF Inc.                                                           1       27
   EGL Inc. (b)                                                       1       11
   Expeditors International of Washington Inc.                        2       57
   GATX Corp.                                                         1       18
   J.B. Hunt Transport Services Inc. (b)                              1       19
   Overseas Shipholding Group Inc.                                    1       10
   Swift Transportation Co. Inc. (b)                                  1       28
                                                                        --------
                                                                             242

Water - 0.6%
   American Water Works Co. Inc.                                      2       76

Wireless Telecommunications - 0.3%
   Powerwave Technologies Inc. (b)                                    1        7
   Price Communications Corp. (b)                                     1       11
   RF Micro Devices Inc. (b)                                          3       21
                                                                        --------
                                                                              39
                                                                        --------

   Total Common Stocks (cost $12,879)                                     11,702
                                                                        --------

Short Term Investments - 8.1%

Money Market Funds - 7.3%
   Dreyfus Cash Management Plus, 1.36% (a)                          625      625
   Dreyfus Government Cash Management, 1.28% (a)                    307      307
                                                                        --------
                                                                             932
U.S. Treasury Bills - 0.8%
   U.S. Treasury Bill, 1.185%, 03/13/03 (l)                         100      100
                                                                        --------

   Total Short Term Investments (cost $1,032)                              1,032
                                                                        --------

Total Investments - 100% (cost $13,911)                                   12,734
                                                                        --------
                                                                        --------

Mellon Capital Management/JNL S&P 500 Index Fund
Common Stocks - 90.3%

Advertising - 0.2%
   Interpublic Group Cos. Inc.                                      2  $      26
   Omnicom Group Inc.                                               1         63
                                                                        --------
                                                                              89

Aerospace & Defense - 1.5%
   Boeing Co.                                                       4        145
   General Dynamics Corp.                                           1         81
   Goodrich Corp.                                                   1         12
   Lockheed Martin Corp.                                            2        133
   Northrop Grumman Corp.                                           1         88
   Raytheon Co.                                                     2         65
   Rockwell Collins Inc.                                            1         20
   United Technologies Corp.                                        2        154
                                                                        --------
                                                                             698

Agriculture - 0.1%
   Monsanto Co.                                                     1         24

Airlines - 0.1%
   AMR Corp. (b)                                                    1          3
   Delta Air Lines Inc.                                             1          8
   Southwest Airlines Co.                                           4         57
                                                                        --------
                                                                              68

Apparel - 0.3%
   Jones Apparel Group Inc. (b)                                     1         23
   Liz Claiborne Inc.                                               1         17
   NIKE Inc.                                                        1         65
   Reebok International Ltd. (b)                                    -         11
   V.F. Corp.                                                       1         21
                                                                        --------
                                                                             137

Auto Manufacturers - 0.5%
   Ford Motor Co.                                                  10         89
   General Motors Corp.                                             3        103
   Navistar International Corp. (b)                                 -         10
   PACCAR Inc.                                                      1         28
                                                                        --------
                                                                             230

Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co.                                         -          3
   Dana Corp.                                                       1          8
   Delphi Corp.                                                     3         22
   Goodyear Tire & Rubber Co.                                       1          8
   Johnson Controls Inc.                                            1         40
   Visteon Corp.                                                    -          4
                                                                        --------
                                                                              85

Banks - 6.3%
   AmSouth Bancorp                                                  2         37
   Bank of America Corp.                                            8        545
   Bank of New York Co. Inc.                                        4         88
   Bank One Corp.                                                   6        225
   BB&T Corp.                                                       3         93
   Charter One Financial Inc.                                       1         37
   Comerica Inc.                                                    1         38
   Fifth Third Bancorp                                              3        179
   First Tennessee National Corp.                                   1         23
   FleetBoston Financial Corp.                                      6        134
   Huntington Bancshares Inc.                                       1         23
   KeyCorp                                                          2         56
   Marshall & Ilsley Corp.                                          1         28
   Mellon Financial Corp.                                           2         54
   National City Corp.                                              3         89
   North Fork Bancorp. Inc.                                         1         27
   Northern Trust Corp.                                             1         40
   PNC Financial Services Group Inc.                                2         64
   Regions Financial Corp.                                          1         35
   SouthTrust Corp.                                                 2         46
   State Street Corp.                                               2         61
   SunTrust Banks Inc.                                              1         84
   Synovus Financial Corp.                                          2         33
   Union Planters Corp.                                             1         28
   US Bancorp                                                      10        211
   Wachovia Corp.                                                   7        260
   Wells Fargo & Co.                                                9        414
   Zions Bancorp                                                    -         16
                                                                        --------
                                                                           2,968

Beverages - 2.8%
   Adolph Coors Co. - Class B                                       -         10
   Anheuser-Busch Cos. Inc.                                         5        218
   Brown-Forman Corp. - Class B                                     -         25
   Coca-Cola Co.                                                   13        567
   Coca-Cola Enterprises Inc.                                       2         48
   Pepsi Bottling Group Inc.                                        2         40
   PepsiCo Inc.                                                     9        381
                                                                        --------
                                                                           1,289

Biotechnology - 0.9%
   Amgen Inc. (b)                                                   7        320
   Biogen Inc. (b)                                                  1         30
   Chiron Corp. (b)                                                 1         37
   Genzyme Corp. (b)                                                1         32
   Millipore Corp. (b)                                              -          9
                                                                        --------
                                                                             428


Building Materials - 0.2%
   American Standard Cos. Inc. (b)                                  -         28
   Masco Corp.                                                      3         55
   Vulcan Materials Co.                                             1         21
                                                                        --------
                                                                             104

Chemicals - 1.4%
   Air Products & Chemicals Inc.                                    1         50
   Ashland Inc.                                                     -          9
   Dow Chemical Co.                                                 5        143
   E.I. Du Pont de Nemours and Co.                                  5        221
   Eastman Chemical Co.                                             -         14
   Ecolab Inc.                                                      1         31
   Engelhard Corp.                                                  1         17
   Great Lakes Chemical Corp.                                       -          4
   Hercules Inc. (b)                                                -          3
   International Flavors & Fragrances Inc.                          -         16
   PPG Industries Inc.                                              1         46
   Praxair Inc.                                                     1         46
   Rohm & Haas Co.                                                  1         36
   Sherwin-Williams Co.                                             1         20
   Sigma-Aldrich Corp.                                              -         16
                                                                        --------
                                                                             672

Commercial Services - 0.8%
   Apollo Group Inc. (b)                                            1         41
   Cendant Corp. (b)                                                6         58
   Concord EFS Inc. (b)                                             3         43
   Convergys Corp. (b)                                              1         13
   Deluxe Corp.                                                     -         13
   Equifax Inc.                                                     1         19
   H&R Block Inc.                                                   1         39
   McKesson Corp.                                                   1         37
   Moody's Corp.                                                    1         33
   Paychex Inc.                                                     2         52
   Quintiles Transnational Corp. (b)                                -          5
   R.R. Donnelley & Sons Co.                                        1         13
   Robert Half International Inc. (b)                               1         16
                                                                        --------
                                                                             382

Computers - 3.7%
   Apple Computer Inc. (b)                                          2         25
   Computer Sciences Corp. (b)                                      1         30
   Dell Computer Corp. (b)                                         14        362
   Electronic Data Systems Corp.                                    3         48
   EMC Corp. (b)                                                   12         71
   Gateway Inc. (b)                                                 1          4
   Hewlett-Packard Co.                                             16        277
   International Business Machines Corp.                            9        684
   Lexmark International Inc. (b)                                   1         39
   NCR Corp. (b)                                                    -         11
   Network Appliance Inc. (b)                                       2         18
   Sun Microsystems Inc. (b)                                       17         53
   Sungard Data Systems Inc. (b)                                    1         32
   Unisys Corp. (b)                                                 2         19
   Veritas Software Corp. (b)                                       2         36
                                                                        --------
                                                                           1,709

Cosmetics & Personal Care - 2.4%
   Alberto-Culver Co. - Class B                                     -         16
   Avon Products Inc.                                               1         69
   Colgate-Palmolive Co.                                            3        143
   Gillette Co.                                                     6        168
   Kimberly-Clark Corp.                                             3        123
   Procter & Gamble Co.                                             7        583
                                                                        --------
                                                                           1,102

Distribution & Wholesale - 0.1%
   Genuine Parts Co.                                                1         28
   W.W. Grainger Inc.                                               1         27
                                                                        --------
                                                                              55

Diversified Financial Services - 6.8%
   American Express Co.                                             7        244
   Bear Stearns Cos. Inc.                                           1         32
   Capital One Financial Corp.                                      1         37
   Charles Schwab Corp.                                             7         78
   Citigroup Inc.                                                  27        935
   Countrywide Financial Corp.                                      1         34
   Fannie Mae                                                       5        333
   Franklin Resources Inc.                                          1         43
   Freddie Mac                                                      4        214
   Goldman Sachs Group Inc.                                         2        169
   Household International Inc.                                     2         68
   JPMorgan Chase & Co.                                            10        250
   Lehman Brothers Holdings Inc.                                    1         68
   MBNA Corp.                                                       7        128
   Merrill Lynch & Co. Inc.                                         5        173
   Morgan Stanley                                                   6        227
   Providian Financial Corp. (b)                                    2         12
   SLM Corp.                                                        1         78
   Stilwell Financial Inc. (b)                                      1         15
   T. Rowe Price Group Inc.                                         1         20
                                                                        --------
                                                                           3,158

Electric - 2.3%
   AES Corp. (b)                                                    4         11
   Allegheny Energy Inc.                                            -          3
   Ameren Corp.                                                     1         30
   American Electric Power Co. Inc.                                 2         45
   Calpine Corp. (b)                                                1          4
   Centerpoint Energy Inc.                                          2         14
   Cinergy Corp.                                                    1         29
   CMS Energy Corp.                                                 1          5
   Consolidated Edison Inc.                                         1         48
   Constellation Energy Group Inc.                                  1         25
   Dominion Resources Inc.                                          2         90
   DTE Energy Co.                                                   1         37
   Duke Energy Corp.                                                5         91
   Edison International (b)                                         2         23
   Entergy Corp.                                                    1         52
   Exelon Corp.                                                     2         87
   FirstEnergy Corp.                                                2         52
   FPL Group Inc.                                                   1         54
   Mirant Corp. (b)                                                 2          3
   NiSource Inc.                                                    1         24
   PG&E Corp. (b)                                                   2         26
   Pinnacle West Capital Corp.                                      -         13
   PPL Corp.                                                        1         29
   Progress Energy Inc.                                             1         54
   Public Service Enterprise Group Inc.                             1         40
   Southern Co.                                                     4        105
   TECO Energy Inc.                                                 1         15
   TXU Corp.                                                        2         32
   Xcel Energy Inc.                                                 2         22
                                                                        --------
                                                                           1,063

Electrical Components & Equipment - 0.3%
   American Power Conversion Corp. (b)                              1         15
   Emerson Electric Co.                                             2        111
   Molex Inc.                                                       1         22
   Power-One Inc. (b)                                               -          1
                                                                        --------
                                                                             149

Electronics - 0.4%
   Agilent Technologies Inc. (b)                                    2         41
   Applera Corp. - Applied Biosystems Group                         1         19
   Jabil Circuit Inc. (b)                                           1         18
   Parker Hannifin Corp.                                            1         28
   PerkinElmer Inc.                                                 -          3
   Sanmina-SCI Corp. (b)                                            3         13
   Solectron Corp. (b)                                              5         16
   Symbol Technologies Inc.                                         1         12
   Tektronix Inc. (b)                                               1         11
   Thermo Electron Corp. (b)                                        1         16
   Thomas & Betts Corp. (b)                                         -          6
   Waters Corp. (b)                                                 1         16
                                                                        --------
                                                                             199

Engineering & Construction - 0.0%
   Fluor Corp.                                                      -         11
   McDermott International Inc. (b)                                 -          1
                                                                        --------
                                                                              12

Entertainment - 0.1%
   International Game Technology (b)                                -         34

Environmental Control - 0.2%
   Allied Waste Industries Inc. (b)                                 1         12
   Waste Management Inc.                                            3         73
                                                                        --------
                                                                              85

Food - 1.9%
   Albertson's Inc.                                                 2         48
   Archer-Daniels-Midland Co.                                       3         43
   Campbell Soup Co.                                                2         51
   ConAgra Foods Inc.                                               3         66
   Del Monte Foods Co. (b)                                          -          -
   General Mills Inc.                                               2         85
   H.J. Heinz Co.                                                   2         61
   Hershey Foods Corp.                                              1         47
   Kellogg Co.                                                      2         74
   Kroger Co. (b)                                                   4         64
   Safeway Inc. (b)                                                 2         54
   Sara Lee Corp.                                                   4         92
   Supervalu Inc.                                                   1         13
   Sysco Corp.                                                      3        103
   Winn-Dixie Stores Inc.                                           1         10
   Wm. Wrigley Jr. Co.                                              1         60
                                                                        --------
                                                                             871

Forest Products & Paper - 0.5%
   Boise Cascade Corp.                                              -          5
   Georgia-Pacific Corp.                                            1         20
   International Paper Co.                                          3         88
   Louisiana-Pacific Corp. (b)                                      -          2
   MeadWestvaco Corp.                                               1         25
   Plum Creek Timber Co. Inc.                                       1         23
   Temple-Inland Inc.                                               -         13
   Weyerhaeuser Co.                                                 1         58
                                                                        --------
                                                                             234

Gas - 0.1%
   KeySpan Corp.                                                    1         24
   Nicor Inc.                                                       -          7
   Peoples Energy Corp.                                             -          5
   Sempra Energy                                                    1         25
                                                                        --------
                                                                              61

Hand & Machine Tools - 0.1%
   Black & Decker Corp.                                             -         16
   Snap-On Inc.                                                     -          8
   Stanley Works                                                    -         16
                                                                        --------
                                                                              40

Healthcare - 4.5%
   Aetna Inc.                                                       1         33
   Anthem Inc. (b)                                                  1         48
   Bausch & Lomb Inc.                                               -          9
   Baxter International Inc.                                        3         88
   Becton Dickinson & Co.                                           1         39
   Biomet Inc.                                                      1         42
   Boston Scientific Corp. (b)                                      2         91
   C.R. Bard Inc.                                                   -         17
   Guidant Corp. (b)                                                2         49
   HCA Inc.                                                         3        112
   Health Management Associates Inc.                                1         21
   Healthsouth Corp. (b)                                            3         11
   Humana Inc. (b)                                                  1          9
   Johnson & Johnson                                               16        833
   Manor Care Inc. (b)                                              -          8
   Medtronic Inc.                                                   6        287
   Quest Diagnostics Inc. (b)                                       1         28
   St. Jude Medical Inc. (b)                                        1         40
   Stryker Corp.                                                    1         64
   Tenet Healthcare Corp. (b)                                       3         43
   UnitedHealth Group Inc.                                          2        129
   WellPoint Health Networks Inc. (b)                               1         51
   Zimmer Holdings Inc. (b)                                         1         40
                                                                        --------
                                                                           2,092

Home Builders - 0.1%
   Centex Corp.                                                     -         17
   KB Home                                                          -         12
   Pulte Homes Inc.                                                 -         17
                                                                        --------
                                                                              46

Home Furnishings - 0.1%
   Leggett & Platt Inc.                                             1         23
   Maytag Corp.                                                     -         10
   Whirlpool Corp.                                                  -         21
                                                                        --------
                                                                              54

Household Products - 0.4%
   American Greetings Corp. - Class A (b)                           -          3
   Avery Dennison Corp.                                             1         35
   Clorox Co.                                                       1         52
   Fortune Brands Inc.                                              1         37
   Newell Rubbermaid Inc.                                           1         39
   Tupperware Corp.                                                 -          5
                                                                        --------
                                                                             171

Insurance - 4.6%
   ACE Ltd.                                                         1         40
   AFLAC Inc.                                                       3         83
   Allstate Corp.                                                   4        138
   AMBAC Financial Group Inc.                                       1         30
   American International Group Inc.                               14        787
   AON Corp.                                                        2         29
   Chubb Corp.                                                      1         48
   Cigna Corp.                                                      1         29
   Cincinnati Financial Corp.                                       1         32
   Hartford Financial Services Group Inc.                           1         54
   Jefferson-Pilot Corp.                                            1         27
   John Hancock Financial Services Inc.                             1         39
   Lincoln National Corp.                                           1         31
   Loews Corp.                                                      1         44
   Marsh & McLennan Cos. Inc.                                       3        131
   MBIA Inc.                                                        1         32
   MetLife Inc.                                                     4        100
   MGIC Investment Corp.                                            -         20
   Principal Financial Group                                        2         54
   Progressive Corp.                                                1         59
   Prudential Financial Inc.                                        3         98
   Safeco Corp.                                                     1         22
   St. Paul Cos. Inc.                                               1         41
   Torchmark Corp.                                                  1         23
   Travelers Property Casualty Corp. (b)                            5         78
   UnumProvident Corp.                                              1         20
   XL Capital Ltd.                                                  1         54
                                                                        --------
                                                                           2,143

Internet - 0.4%
   eBay Inc. (b)                                                    2        109
   TMP Worldwide Inc. (b)                                           -          5
   Yahoo Inc. (b)                                                   3         52
                                                                        --------
                                                                             166

Iron & Steel - 0.1%
   Allegheny Technologies Inc.                                      -          2
   Nucor Corp.                                                      -         18
   United States Steel Corp.                                        1         10
                                                                        --------
                                                                              30

Leisure Time - 0.4%
   Brunswick Corp.                                                  -          9
   Carnival Corp.                                                   3         77
   Harley-Davidson Inc.                                             2         73
   Sabre Holdings Corp. (b)                                         1         16
                                                                        --------
                                                                             175

Lodging - 0.2%
   Harrah's Entertainment Inc. (b)                                  1         23
   Hilton Hotels Corp.                                              2         23
   Marriott International Inc. - Class A                            1         40
   Starwood Hotels & Resorts Worldwide Inc.                         1         27
                                                                        --------
                                                                             113

Machinery - 0.4%
   Caterpillar Inc.                                                 2         84
   Cummins Inc.                                                     -          4
   Deere & Co.                                                      1         53
   Dover Corp.                                                      1         29
   Rockwell Automation Inc.                                         1         23
                                                                        --------
                                                                             193

Manufacturing - 4.6%
   3M Co.                                                           2        256
   Cooper Industries Ltd. - Class A                                 1         19
   Crane Co.                                                        -          8
   Danaher Corp.                                                    1         49
   Eastman Kodak Co.                                                2         56
   Eaton Corp.                                                      -         30
   General Electric Co.                                            52      1,261
   Honeywell International Inc.                                     4         98
   Illinois Tool Works Inc.                                         2        103
   Ingersoll-Rand Co. - Class A                                     1         38
   ITT Industries Inc.                                              1         31
   Pall Corp.                                                       1         13
   Textron Inc.                                                     1         29
   Tyco International Ltd.                                         10        179
                                                                        --------
                                                                           2,170

Media - 3.4%
   AOL Time Warner Inc. (b)                                        23        304
   Clear Channel Communications Inc. (b)                            3        119
   Comcast Corp. - Class A (b)                                      8        196
   Comcast Corp. - Special Class A (b)                              4         82
   Dow Jones & Co. Inc.                                             -         18
   Gannett Co. Inc.                                                 1        104
   Knight-Ridder Inc.                                               -         30
   McGraw-Hill Cos. Inc.                                            1         63
   Meredith Corp.                                                   -         10
   New York Times Co.                                               1         34
   Tribune Co.                                                      2         74
   Univision Communications Inc. (b)                                1         28
   Viacom Inc. - Class B (b)                                        9        377
   Walt Disney Co.                                                 11        174
                                                                        --------
                                                                           1,613

Metal Fabrication & Hardware - 0.0%
   Worthington Industries                                           -          5

Mining - 0.4%
   Alcoa Inc.                                                       4         96
   Freeport-McMoRan Copper & Gold Inc. (b)                          1         11
   Newmont Mining Corp.                                             2         61
   Phelps Dodge Corp. (b)                                           -         13
                                                                        --------
                                                                             181

Office & Business Equipment - 0.1%
   Pitney Bowes Inc.                                                1         39
   Xerox Corp. (b)                                                  4         29
                                                                        --------
                                                                              68

Oil & Gas Producers - 4.9%
   Amerada Hess Corp.                                               1         28
   Anadarko Petroleum Corp.                                         1         57
   Apache Corp.                                                     1         44
   Burlington Resources Inc.                                        1         41
   ChevronTexaco Corp.                                              6        370
   ConocoPhillips                                                   3        169
   Devon Energy Corp.                                               1         38
   EOG Resources Inc.                                               1         24
   Exxon Mobil Corp.                                               35      1,230
   Kerr-McGee Corp.                                                 1         24
   Marathon Oil Corp.                                               2         33
   Nabors Industries Ltd. (b)                                       1         25
   Noble Corp. (b)                                                  1         24
   Occidental Petroleum Corp.                                       2         59
   Rowan Cos. Inc.                                                  1         11
   Sunoco Inc.                                                      -         12
   Transocean Inc.                                                  2         37
   Unocal Corp.                                                     1         43
                                                                        --------
                                                                           2,269

Oil & Gas Services - 0.5%
   Baker Hughes Inc.                                                2         59
   BJ Services Co. (b)                                              1         25
   Halliburton Co.                                                  2         43
   Schlumberger Ltd.                                                3        128
                                                                        --------
                                                                             255

Packaging & Containers - 0.1%
   Ball Corp.                                                       -         17
   Bemis Co.                                                        -         14
   Pactiv Corp. (b)                                                 1         19
   Sealed Air Corp. (b)                                             -         17
                                                                        --------
                                                                              67

Pharmaceuticals - 7.8%
   Abbott Laboratories                                              8        328
   Allergan Inc.                                                    1         36
   AmerisourceBergen Corp.                                          1         30
   Bristol-Myers Squibb Co.                                        10        235
   Cardinal Health Inc.                                             2        136
   Eli Lilly & Co.                                                  6        371
   Forest Laboratories Inc. (b)                                     1         88
   King Pharmaceuticals Inc. (b)                                    1         21
   Medimmune Inc. (b)                                               1         34
   Merck & Co. Inc.                                                12        661
   Pfizer Inc.                                                     32        984
   Pharmacia Corp.                                                  7        283
   Schering-Plough Corp.                                            8        171
   Watson Pharmaceuticals Inc. (b)                                  -         13
   Wyeth                                                            7        257
                                                                        --------
                                                                           3,648

Pipelines - 0.1%
   Dynegy Inc. - Class A                                            1          1
   El Paso Corp.                                                    3         20
   Kinder Morgan Inc.                                               1         26
   Williams Cos. Inc.                                               2          6
                                                                        --------
                                                                              53

Real Estate - 0.3%
   Equity Office Properties Trust                                   2         55
   Equity Residential                                               1         32
   Simon Property Group Inc.                                        1         35
                                                                        --------
                                                                             122

Retail - 6.4%
   Autozone Inc. (b)                                                1         39
   Bed Bath & Beyond Inc. (b)                                       2         55
   Best Buy Co. Inc. (b)                                            2         41
   Big Lots Inc. (b)                                                1          7
   Circuit City Stores Inc. - Circuit City Group                    1         10
   Costco Wholesale Corp. (b)                                       2         62
   CVS Corp.                                                        2         52
   Darden Restaurants Inc.                                          1         17
   Dillard's Inc. - Class A                                         -          6
   Dollar General Corp.                                             2         20
   Family Dollar Stores Inc.                                        1         26
   Federated Department Stores Inc. (b)                             1         28
   Gap Inc.                                                         5         71
   Home Depot Inc.                                                 12        295
   J.C. Penney Co. Inc.                                             1         31
   Kohl's Corp. (b)                                                 2        100
   Limited Brands Inc.                                              3         39
   Lowe's Cos. Inc.                                                 4        152
   May Department Stores Co.                                        2         36
   McDonald's Corp.                                                 7        105
   Nordstrom Inc.                                                   1         11
   Office Depot Inc. (b)                                            2         23
   RadioShack Corp.                                                 1         17
   Sears Roebuck & Co.                                              2         41
   Staples Inc. (b)                                                 2         42
   Starbucks Corp. (b)                                              2         42
   Target Corp.                                                     5        141
   Tiffany & Co.                                                    1         20
   TJX Cos. Inc.                                                    3         55
   Toys "R" Us Inc. (b)                                             1          9
   Walgreen Co.                                                     5        158
   Wal-Mart Stores Inc.                                            23      1,170
   Wendy's International Inc.                                       1         19
   Yum! Brands Inc. (b)                                             2         39
                                                                        --------
                                                                           2,979

Savings & Loans - 0.5%
   Golden West Financial Corp.                                      1         59
   Washington Mutual Inc.                                           5        174
                                                                        --------
                                                                             233

Semiconductors - 2.5%
   Advanced Micro Devices Inc. (b)                                  2         12
   Altera Corp. (b)                                                 2         24
   Analog Devices Inc. (b)                                          2         46
   Applied Materials Inc. (b)                                       9        112
   Applied Micro Circuits Corp. (b)                                 2          6
   Broadcom Corp. (b)                                               1         21
   Intel Corp.                                                     35        541
   KLA-Tencor Corp. (b)                                             1         33
   Linear Technology Corp.                                          2         43
   LSI Logic Corp. (b)                                              2         11
   Maxim Integrated Products Inc.                                   2         56
   Micron Technology Inc. (b)                                       3         29
   National Semiconductor Corp. (b)                                 1         15
   Novellus Systems Inc. (b)                                        1         21
   Nvidia Corp. (b)                                                 1          9
   PMC - Sierra Inc. (b)                                            1          4
   QLogic Corp. (b)                                                 1         18
   Teradyne Inc. (b)                                                1         13
   Texas Instruments Inc.                                           9        136
   Xilinx Inc. (b)                                                  2         33
                                                                        --------
                                                                           1,183

Software - 5.1%
   Adobe Systems Inc.                                               1         29
   Autodesk Inc.                                                    -          7
   Automatic Data Processing Inc.                                   3        122
   BMC Software Inc. (b)                                            1         23
   Citrix Systems Inc. (b)                                          1          9
   Computer Associates International Inc.                           3         42
   Compuware Corp. (b)                                              2          7
   Electronic Arts Inc. (b)                                         1         38
   First Data Corp.                                                 4        142
   Fiserv Inc. (b)                                                  1         36
   IMS Health Inc.                                                  1         22
   Intuit Inc. (b)                                                  1         54
   Mercury Interactive Corp. (b)                                    -         14
   Microsoft Corp. (b)                                             28      1,449
   Novell Inc. (b)                                                  3          8
   Oracle Corp. (b)                                                28        306
   Parametric Technology Corp. (b)                                  1          2
   PeopleSoft Inc. (b)                                              2         33
   Rational Software Corp. (b)                                      1         10
   Siebel Systems Inc. (b)                                          2         17
                                                                        --------
                                                                           2,370

Telecommunications - 3.4%
   Alltel Corp.                                                     2         82
   AT&T Corp.                                                       4        101
   BellSouth Corp.                                                 10        252
   CenturyTel Inc.                                                  1         21
   Citizens Communications Co. (b)                                  1         15
   Qwest Communications International Inc. (b)                      9         45
   SBC Communications Inc.                                         17        471
   Sprint Corp. - FON Group                                         5         68
   Verizon Communications Inc.                                     14        550
                                                                        --------
                                                                           1,605

Telecommunications Equipment - 1.3%
   ADC Telecommunications Inc. (b)                                  4          9
   Andrew Corp. (b)                                                 -          3
   Avaya Inc. (b)                                                   3          6
   CIENA Corp. (b)                                                  2         12
   Cisco Systems Inc. (b)                                          38        499
   Comverse Technology Inc. (b)                                     1         10
   Corning Inc. (b)                                                 6         20
   JDS Uniphase Corp. (b)                                           7         18
   Lucent Technologies Inc. (b)                                    18         24
   Scientific-Atlanta Inc.                                          1         13
   Tellabs Inc. (b)                                                 2         15
                                                                        --------
                                                                             629

Textiles - 0.1%
   Cintas Corp.                                                     1         43

Tobacco - 1.0%
   Philip Morris Cos. Inc.                                         11        439
   RJ Reynolds Tobacco Holdings Inc.                                -         19
   UST Inc.                                                         1         27
                                                                        --------
                                                                             485


Toys & Hobbies - 0.1%
   Hasbro Inc.                                                      1         13
   Mattel Inc.                                                      2         45
                                                                        --------
                                                                              58

Transportation - 1.4%
   Burlington Northern Santa Fe Corp.                               2         49
   CSX Corp.                                                        1         34
   FedEx Corp.                                                      2         85
   Norfolk Southern Corp.                                           2         38
   Ryder System Inc.                                                -          7
   Union Pacific Corp.                                              1         78
   United Parcel Service Inc.                                       6        368
                                                                        --------
                                                                             659

Wireless Telecommunications - 0.9%
   AT&T Wireless Services Inc. (b)                                 14         77
   Motorola Inc.                                                   12        104
   Nextel Communications Inc. (b)                                   5         56
   Qualcomm Inc. (b)                                                4        147
   Sprint Corp. - PCS Group (b)                                     5         23
                                                                        --------
                                                                             407
                                                                        --------

   Total Common Stocks (cost $48,186)                                     42,231
                                                                        --------

Short Term Investments - 9.7%
Money Market Funds - 9.1%
   Dreyfus Cash Management Plus, 1.36% (a)                      2,335      2,335
   Dreyfus Government Cash Management, 1.28% (a)                1,907      1,907
                                                                        --------
                                                                           4,242
U.S. Treasury Bills - 0.6%
   U.S. Treasury Bill, 1.185%, 03/13/03 (l)                       300        299
                                                                        --------

   Total Short Term Investments (cost $4,541)                              4,541
                                                                        --------

Total Investments - 100% (cost $52,727)                                   46,772
                                                                        --------
                                                                        --------


Mellon Capital Management/JNL Small Cap Index Fund
Common Stocks - 95.7%

Advertising - 0.4%
   Advo Inc. (b)                                                    1  $      18
   Grey Global Group Inc.                                           -         18
   R.H. Donnelley Corp. (b)                                         1         27
   Sitel Corp. (b)                                                  3          3
   ValueVision Media Inc. - Class A (b)                             1          8
                                                                        --------
                                                                              74

Aerospace & Defense - 1.0%
   AAR Corp.                                                        1          6
   Armor Holdings Inc. (b)                                          1          9
   BE Aerospace Inc. (b)                                            1          5
   Curtiss-Wright Corp.                                             -         19
   DRS Technologies Inc. (b)                                        -         14
   Ducommun Inc. (b)                                                -          5
   EDO Corp.                                                        -         10
   Engineered Support Systems Inc.                                  -         13
   Esterline Technologies Corp. (b)                                 1          9
   GenCorp Inc.                                                     1          5
   Heico Corp.                                                      -          5
   Herley Industries Inc. (b)                                       -          6
   Integrated Defense Technologies Inc. (b)                         -          3
   Kaman Corp. - Class A                                            1          9
   Moog Inc. - Class A (b)                                          -         12
   Orbital Sciences Corp. (b)                                       1          6
   Sequa Corp. - Class A (b)                                        -          8
   Teledyne Technologies Inc. (b)                                   1         18
   Triumph Group Inc. (b)                                           -         12
   United Defense Industries Inc. (b)                               1         13
   United Industrial Corp.                                          -          7
                                                                        --------
                                                                             194

Agriculture - 0.2%
   Cadiz Inc. (b)                                                   1          1
   Delta & Pine Land Co.                                            1         22
   Tejon Ranch Co. (b)                                              -          7
                                                                        --------
                                                                              30

Airlines - 0.3%
   Airtran Holdings Inc. (b)                                        2          6
   Alaska Air Group Inc. (b)                                        1         15
   Atlantic Coast Airlines Holdings Inc. (b)                        1         13
   ExpressJet Holdings Inc. (b)                                     1          9
   Frontier Airlines Inc. (b)                                       1          5
   Mesa Air Group Inc. (b)                                          1          6
   Midwest Express Holdings Inc. (b)                                1          5
                                                                        --------
                                                                              59

Alternative Energy - 0.1%
   FuelCell Energy Inc. (b)                                         1          8
   Headwaters Inc. (b)                                              1         11
   Syntroleum Corp. (b)                                             1          2
                                                                        --------
                                                                              21

Apparel - 0.7%
   Cherokee Inc. (b)                                                -          1
   Gymboree Corp. (b)                                               1         13
   Kellwood Co.                                                     1         21
   K-Swiss Inc. - Class A                                           -          8
   Maxwell Shoe Co. Inc.  - Class A (b)                             1          7
   Nautica Enterprises Inc. (b)                                     1          9
   Oshkosh B'Gosh Inc. - Class A                                    -         10
   Oxford Industries Inc.                                           -          5
   Phillips-Van Heusen                                              1          8
   Quiksilver Inc. (b)                                              1         17
   Russell Corp.                                                    1          9
   Skechers U.S.A. Inc. - Class A (b)                               -          4
   Steven Madden Ltd. (b)                                           -          8
   Stride Rite Corp.                                                1          9
   Unifi Inc. (b)                                                   2         11
   Vans Inc. (b)                                                    1          5
   Wolverine World Wide Inc.                                        1         21
                                                                        --------
                                                                             166

Auto Manufacturers - 0.2%
   Oshkosh Truck Corp.                                              -         26
   Wabash National Corp. (b)                                        1          8
                                                                        --------
                                                                              34

Auto Parts & Equipment - 0.6%
   Aftermarket Technology Corp. (b)                                 -          5
   Bandag Inc.                                                      -         12
   Collins & Aikman Corp. (b)                                       1          5
   Dura Automotive Systems Inc. (b)                                 1          6
   IMPCO Technologies Inc. (b)                                      1          3
   Keystone Automotive Industries Inc. (b)                          1          8
   Modine Manufacturing Co.                                         1         17
   Raytech Corp. (b)                                                2         10
   Spartan Motors Inc.                                              -          4
   Standard Motor Products Inc.                                     -          3
   Strattec Security Corp. (b)                                      -          5
   Superior Industries International Inc.                           1         31
   Tenneco Automotive Inc. (b)                                      1          4
   Tower Automotive Inc. (b)                                        3         12
                                                                        --------
                                                                             125

Banks - 8.3%
   1st Source Corp.                                                 1         10
   ABC Bancorp                                                      1          7
   Alabama National Bancorp                                         -         13
   Allegiant Bancorp. Inc.                                          -          7
   Amcore Financial Inc.                                            1         15
   American National Bankshares Inc.                                -          4
   Arrow Financial Corp.                                            -          9
   Banc Corp.                                                       1          6
   Bancfirst Corp.                                                  -          5
   Bank of Granite Corp.                                            -          6
   Banner Corp.                                                     -          9
   Bay View Capital Corp. (b)                                       2         14
   Boston Private Financial Holdings Inc.                           1         12
   Bryn Mawr Bank Corp.                                             -          5
   BSB Bancorp. Inc.                                                -          8
   Camden National Corp.                                            -          6
   Capital City Bank Group Inc.                                     -          8
   Capitol Bancorp. Ltd.                                            -          8
   Cascade Bancorp                                                  -          6
   Cathay Bancorp. Inc.                                             1         21
   CB Bancshares Inc.                                               -         10
   CCBT Financial Cos. Inc.                                         -          5
   Central Coast Bancorp. (b)                                       -          4
   Chemical Financial Corp.                                         1         23
   Chittenden Corp.                                                 1         23
   City Bank Lynnwood                                               -          4
   City Holding Co.                                                 1         17
   Columbia Bancorp                                                 -          8
   Columbia Banking Systems Inc. (b)                                1          7
   Community Bank System Inc.                                       -         12
   Community Banks Inc.                                             -          7
   Community First Bankshares Inc.                                  1         36
   Community Trust Bancorp. Inc.                                    -         12
   Corus Bankshares Inc.                                            -         13
   CPB Inc.                                                         -         11
   CVB Financial Corp.                                              1         19
   East-West Bancorp. Inc.                                          1         27
   F&M Bancorp./Frederick                                           -         12
   Farmers Capital Bank Corp.                                       -          3
   Financial Institutions Inc.                                      -          9
   First Bancorp                                                    -          5
   First Bancorp. Puerto Rico                                       1         26
   First Busey Corp. - Class A                                      -          7
   First Charter Corp.                                              1         19
   First Citizens BancShares Inc. - Class A                         -         11
   First Commonwealth Financial Corp.                               2         20
   First Community Bancorp                                          -          7
   First Community Bancshares Inc.                                  -         10
   First Financial Bancorp                                          1         20
   First Financial Bankshares Inc.                                  -         16
   First Financial Corp.                                            -         11
   First Merchants Corp.                                            -         11
   First National Corp.                                             -          6
   First Oak Brook Bancshares Inc.                                  -          6
   First Republic Bank (b)                                          -          7
   First State Bancorp                                              -          5
   FNB Corp.                                                        -          4
   Fremont General Corp.                                            2          7
   Frontier Financial Corp.                                         -         12
   GBC Bancorp                                                      -          4
   German American Bancorp                                          -          7
   Glacier Bancorp. Inc.                                            1         18
   Gold Banc Corp. Inc.                                             1         11
   Granite State Bankshares Inc.                                    -          7
   Great Southern Bancorp. Inc.                                     -          4
   Hancock Holding Co.                                              -         17
   Hanmi Financial Corp. (b)                                        -          4
   Harleysville National Corp.                                      1         16
   Humboldt Bancorp                                                 1          6
   IBERIABANK Corp.                                                 -          6
   Independent Bank Corp. - MA                                      -          9
   Independent Bank Corp. - MI                                      -         11
   Integra Bank Corp.                                               1         10
   Interchange Financial Services Corp.                             -          6
   International Bancshares Corp.                                   1         36
   Irwin Financial Corp.                                            -          7
   Lakeland Bancorp. Inc.                                           1         10
   Lakeland Financial Corp.                                         -          7
   Local Financial Corp. (b)                                        1         10
   LSB Bancshares Inc.                                              -          4
   Macatawa Bank Corp.                                              -          7
   Main Street Banks Inc.                                           -          7
   MainSource Financial Group Inc.                                  -          5
   MB Financial Corp.                                               -         14
   Mid-State Bancshares                                             1         11
   Midwest Banc Holdings Inc.                                       -          6
   National Penn Bancshares Inc.                                    1         16
   NBC Capital Corp.                                                -          7
   NBT Bancorp. Inc.                                                1         18
   Old Second Bancorp. Inc.                                         -          5
   Omega Financial Corp.                                            -          8
   Oriental Financial Group Inc.                                    -          8
   Pacific Capital Bancorp                                          1         31
   Pacific Northwest Bancorp                                        -         12
   Pacific Union Bank (b)                                           -          4
   Peapack Gladstone Financial Corp.                                -          5
   Pennrock Financial Services Corp.                                -          5
   Peoples Bancorp. Inc.                                            -          6
   Peoples Holding Co.                                              -         12
   PrivateBancorp Inc.                                              -          8
   Prosperity Bancshares Inc.                                       -          8
   Provident Bankshares Corp.                                       1         18
   R&G Financial Corp. - Class B                                    -          9
   Republic Bancorp. Inc.                                           2         22
   Republic Bancorp. Inc. - Class A                                 -          4
   Riggs National Corp.                                             -          7
   S&T Bancorp. Inc.                                                1         21
   S.Y. Bancorp. Inc.                                               -          9
   Sandy Spring Bancorp. Inc.                                       -         12
   Santander BanCorp                                                -          3
   Seacoast Banking Corp. of Florida                                -          6
   Second Bancorp. Inc.                                             -          5
   Simmons First National Corp. - Class A                           -          4
   Sky Financial Group Inc.                                         -          4
   South Financial Group Inc.                                       2         32
   Southwest Bancorp. Inc.                                          -          8
   Southwest Bancorp. of Texas Inc. (b)                             1         27
   State Bancorp. Inc.                                              -          3
   Sterling Bancorp. - NYS                                          -          9
   Sterling Bancshares Inc.                                         1         16
   Sterling Financial Corp.                                         1         12
   Suffolk Bancorp                                                  -         12
   Summit Bancshares Inc.                                           -          6
   Sun Bancorp. Inc. (b)                                            -          3
   Susquehanna Bancshares Inc.                                      1         27
   Texas Regional Bancshares Inc. - Class A                         1         24
   Tompkins Trustco Inc.                                            -         10
   Trico Bancshares                                                 -          3
   Trust Co. of New Jersey                                          1         16
   TrustCo Bank Corp.                                               2         25
   UCBH Holdings Inc.                                               1         22
   UMB Financial Corp.                                              1         21
   Umpqua Holdings Corp.                                            1         15
   Union Bankshares Corp.                                           -          7
   United Bankshares Inc.                                           1         36
   United Community Banks Inc.                                      1         14
   United National Bancorp                                          1         12
   Unizan Financial Corp.                                           1         15
   USB Holding Co. Inc.                                             -          6
   Virginia Financial Group Inc.                                    -          6
   W Holding Co. Inc.                                               2         25
   Washington Trust Bancorp. Inc.                                   1         10
   WesBanco Inc.                                                    1         23
   West Coast Bancorp                                               1         10
   Wintrust Financial Corp.                                         -         11
                                                                        --------
                                                                           1,654

Beverages - 0.1%
   Boston Beer Co. Inc. - Class A (b)                               -          3
   Farmer Bros. Co.                                                 -          9
   Peet's Coffee & Tea Inc. (b)                                     -          4
   Robert Mondavi Corp. - Class A (b)                               -          6
                                                                        --------
                                                                              22

Biotechnology - 2.0%
   Acacia Research - Combimatrix (b)                                -          1
   Aksys Ltd. (b)                                                   1          4
   Alexion Pharmaceuticals Inc. (b)                                 1         12
   Aphton Corp. (b)                                                 1          2
   Applera Corp. - Celera Genomics Group (b)                        2         22
   Arena Pharmaceuticals Inc. (b)                                   1          4
   Ariad Pharmaceuticals Inc. (b)                                   1          3
   Arqule Inc. (b)                                                  1          4
   Avigen Inc. (b)                                                  1          3
   Bio-Rad Laboratories Inc. - Class A (b)                          1         21
   Bio-Technology General Corp. (b)                                 2          5
   Cambrex Corp.                                                    1         18
   Cell Genesys Inc. (b)                                            1         10
   Ciphergen Biosystems Inc. (b)                                    1          3
   CryoLife Inc. (b)                                                -          3
   CuraGen Corp. (b)                                                1          6
   Decode Genetics Inc. (b)                                         2          4
   Deltagen Inc. (b)                                                1          -
   Digene Corp. (b)                                                 -          3
   Diversa Corp. (b)                                                1          7
   Embrex Inc. (b)                                                  -          3
   Enzo Biochem Inc. (b)                                            1         13
   Enzon Pharmaceuticals Inc. (b)                                   1         22
   Exact Sciences Corp. (b)                                         -          3
   Exelixis Inc. (b)                                                1         12
   Gene Logic Inc. (b)                                              1          6
   Harvard Bioscience Inc. (b)                                      1          2
   Illumina Inc. (b)                                                1          4
   Immunomedics Inc. (b)                                            1          4
   Incyte Genomics Inc. (b)                                         2          9
   Inhale Therapeutic Systems Inc. (b)                              2         15
   Integra LifeSciences Holdings Corp. (b)                          1         12
   InterMune Inc. (b)                                               1         23
   Interpore International (b)                                      1          7
   Kosan Biosciences Inc. (b)                                       1          5
   Lexicon Genetics Inc. (b)                                        1          4
   Martek Biosciences Corp. (b)                                     1         18
   Maxygen Inc. (b)                                                 1         10
   Myriad Genetics Inc. (b)                                         1         10
   Neose Technologies Inc. (b)                                      -          3
   Organogenesis Inc. (b)                                           2          -
   Peregrine Pharmaceuticals Inc. (b)                               3          2
   Praecis Pharmaceuticals Inc. (b)                                 1          4
   Protein Design Labs Inc. (b)                                     3         22
   Regeneron Pharmaceuticals Inc. (b)                               1         20
   Sequenom Inc. (b)                                                1          1
   Serologicals Corp. (b)                                           1          7
   Telik Inc. (b)                                                   1         16
   Texas Biotech Corp. (b)                                          1          2
   Transkaryotic Therapies Inc. (b)                                 1         10
   Vical Inc. (b)                                                   1          3
                                                                        --------
                                                                             407

Building Materials - 0.9%
   Aaon Inc. (b)                                                    -          5
   Apogee Enterprises Inc.                                          1          5
   Butler Manufacturing Co.                                         -          4
   Centex Construction Products Inc.                                -          7
   Comfort Systems USA Inc. (b)                                     -          1
   Drew Industries Inc. (b)                                         -          3
   ELKCORP                                                          1         13
   Florida Rock Industries Inc.                                     1         23
   Genlyte Group Inc. (b)                                           -          8
   Lennox International Inc.                                        1         19
   LSI Industries Inc.                                              -          6
   NCI Building Systems Inc. (b)                                    1         11
   Nortek Holdings Inc. (b)                                         -         12
   Simpson Manufacturing Co. Inc. (b)                               -         13
   Texas Industries Inc.                                            1         17
   Trex Co. Inc. (b)                                                -          7
   Universal Forest Products Inc.                                   -          9
   US Concrete Inc. (b)                                             1          4
   USG Corp. (b)                                                    1          8
                                                                        --------
                                                                             175

Chemicals - 2.4%
   A. Schulman Inc.                                                 1         21
   Airgas Inc. (b)                                                  2         32
   Arch Chemicals Inc.                                              1         14
   Cabot Microelectronics Corp. (b)                                 1         41
   Crompton Corp.                                                   3         20
   Cytec Industries Inc. (b)                                        1         39
   Ferro Corp.                                                      1         29
   FMC Corp. (b)                                                    1         27
   Georgia Gulf Corp.                                               1         20
   Great Lakes Chemical Corp.                                       1         27
   HB Fuller Co.                                                    1         22
   MacDermid Inc.                                                   1         18
   Millennium Chemicals Inc.                                        2         20
   Minerals Technologies Inc.                                       1         31
   Octel Corp.                                                      -          5
   Olin Corp.                                                       1         23
   Omnova Solutions Inc. (b)                                        1          5
   Penford Corp.                                                    -          4
   PolyOne Corp.                                                    3         11
   Quaker Chemical Corp.                                            -          3
   Solutia Inc.                                                     4         15
   Spartech Corp.                                                   1         12
   Stepan Co.                                                       -          4
   Symyx Technologies Inc. (b)                                      1          9
   Valhi Inc.                                                       1          6
   W.R. Grace & Co. (b)                                             3          6
   Wellman Inc.                                                     1         13
                                                                        --------
                                                                             477

Commercial Services - 4.5%
   Aaron Rents Inc.                                                 -         10
   ABM Industries Inc.                                              1         19
   Administaff Inc. (b)                                             1          4
   Advisory Board Co. (b)                                           -          7
   Albany Molecular Research Inc. (b)                               1          8
   Alderwoods Group Inc. (b)                                        1          4
   Arbitron Inc. (b)                                                1         34
   Banta Corp.                                                      1         20
   Bowne & Co. Inc.                                                 1         14
   Bright Horizons Family Solutions Inc. (b)                        -          9
   CDI Corp. (b)                                                    -         11
   Central Parking Corp.                                            1         12
   Century Business Services Inc. (b)                               2          5
   Charles River Associates Inc. (b)                                -          6
   Chemed Corp.                                                     -          9
   Clark/Bardes Inc. (b)                                            -          6
   Coinstar Inc. (b)                                                1         16
   Consolidated Graphics Inc. (b)                                   -          7
   Corinthian Colleges Inc. (b)                                     1         52
   Cornell Cos. Inc. (b)                                            -          4
   Corporate Executive Board Co. (b)                                1         41
   Corvel Corp. (b)                                                 -          8
   CoStar Group Inc. (b)                                            1          9
   CPI Corp.                                                        -          3
   Cross Country Inc. (b)                                           1         13
   DiamondCluster International Inc. (b)                            1          2
   Dollar Thrifty Automotive Group (b)                              1         18
   Electro Rent Corp. (b)                                           -          5
   Euronet Worldwide Inc. (b)                                       1          4
   Exult Inc. (b)                                                   1          5
   First Consulting Group Inc. (b)                                  1          4
   Forrester Research Inc. (b)                                      -          7
   FTI Consulting Inc. (b)                                          1         30
   Gartner Inc. (b)                                                 3         27
   Heidrick & Struggles Inc. (b)                                    -          7
   Hooper Holmes Inc.                                               2         11
   iDine Rewards Network Inc. (b)                                   -          5
   Insurance Auto Auctions Inc. (b)                                 -          8
   Integrated Electrical Services Inc. (b)                          1          3
   ITT Educational Services Inc. (b)                                1         29
   Kelly Services Inc. - Class A                                    1         16
   Kendle International Inc. (b)                                    -          3
   kforce Inc. (b)                                                  1          5
   Korn/Ferry International (b)                                     1          7
   Kroll Inc. (b)                                                   1         17
   Labor Ready Inc. (b)                                             1          7
   Landauer Inc.                                                    -          9
   Learning Tree International Inc. (b)                             -          4
   Mail-Well Inc. (b)                                               1          2
   MAXIMUS Inc. (b)                                                 1         16
   McGrath Rentcorp                                                 -          7
   Medical Staffing Network Holdings Inc. (b)                       -          4
   MedQuist Inc. (b)                                                -          9
   Memberworks Inc. (b)                                             -          8
   Midas Inc. (b)                                                   1          4
   Monro Muffler Brake Inc. (b)                                     -          3
   MPS Group Inc. (b)                                               3         17
   Navigant Consulting Inc. (b)                                     1          7
   NCO Group Inc. (b)                                               1         10
   On Assignment Inc. (b)                                           1          6
   Parexel International Corp. (b)                                  1          8
   PDI Inc. (b)                                                     -          3
   Plexus Corp. (b)                                                 2         13
   Pre-Paid Legal Services Inc. (b)                                 -         10
   PRG-Schultz International Inc. (b)                               1         11
   Princeton Review Inc. (b)                                        1          5
   Proxymed Inc. (b)                                                -          5
   Quanta Services Inc. (b)                                         1          3
   Rent-Way Inc. (b)                                                1          4
   Resources Connection Inc. (b)                                    1         14
   Right Management Consultants Inc. (b)                            -          6
   Rollins Inc.                                                     -         12
   Service Corp. International (b)                                  8         28
   Sotheby's Holdings Inc. - Class A (b)                            1         13
   SOURCECORP Inc. (b)                                              1         11
   Spherion Corp. (b)                                               1         10
   Startek Inc. (b)                                                 -          9
   Stewart Enterprises Inc. - Class A (b)                           3         18
   Strayer Education Inc.                                           -         19
   Sylvan Learning Systems Inc. (b)                                 1         13
   TeleTech Holdings Inc. (b)                                       2         12
   Volt Information Sciences Inc. (b)                               -          3
   Watson Wyatt & Co. Holdings (b)                                  1         15
   Wireless Facilities Inc. (b)                                     1          7
                                                                        --------
                                                                             909

Computers - 3.5%
   3D Systems Corp. (b)                                             -          2
   Advanced Digital Information Corp. (b)                           2         12
   Anteon International Corp. (b)                                   -         11
   CACI International Inc. - Class A (b)                            1         31
   Carreker Corp. (b)                                               1          4
   Ciber Inc. (b)                                                   2         12
   Cognizant Technology Solutions Corp. (b)                         -         22
   Computer Horizons Corp. (b)                                      1          2
   Concurrent Computer Corp. (b)                                    2          5
   Covansys Corp. (b)                                               1          3
   Cray Inc. (b)                                                    2         13
   Digimarc Corp. (b)                                               -          3
   Drexler Technology Corp. (b)                                     -          3
   Dynamics Research Corp. (b)                                      -          3
   Echelon Corp. (b)                                                1         11
   Electronics for Imaging Inc. (b)                                 2         27
   Factset Research Systems Inc.                                    1         18
   FalconStor Software Inc. (b)                                     1          4
   Fidelity National Information Solutions Inc. (b)                 1         11
   Handspring Inc. (b)                                              1          1
   Hutchinson Technology Inc. (b)                                   1         20
   Imation Corp. (b)                                                1         42
   InFocus Corp. (b)                                                1          6
   Integral Systems Inc. (b)                                        -          7
   Intergraph Corp. (b)                                             2         30
   Iomega Corp. (b)                                                 2         14
   Kronos Inc. (b)                                                  1         23
   Magma Design Automation Inc. (b)                                 -          4
   Manhattan Associates Inc. (b)                                    1         15
   Maxtor Corp. (b)                                                 6         31
   McData Corp. (b)                                                 2         15
   MCSi Inc. (b)                                                    1          5
   Mentor Graphics Corp. (b)                                        2         17
   Mercury Computer Systems Inc. (b)                                1         20
   Micros Systems Inc. (b)                                          1         15
   MTS Systems Corp.                                                1          7
   Netscout Systems Inc. (b)                                        1          3
   Novadigm Inc. (b)                                                1          1
   Nuance Communications Inc. (b)                                   1          2
   Numerical Technologies Inc. (b)                                  -          2
   NYFIX Inc. (b)                                                   1          3
   Overland Storage Inc. (b)                                        -          4
   Palm Inc. (b)                                                    1         17
   Pec Solutions Inc. (b)                                           -          6
   Pomeroy Computer Resources (b)                                   -          5
   Quantum Corp. (b)                                                4         10
   Radiant Systems Inc. (b)                                         -          4
   RadiSys Corp. (b)                                                1          7
   Rainbow Technologies Inc. (b)                                    1          8
   Read-Rite Corp. (b)                                              3          1
   Sandisk Corp. (b)                                                2         45
   SCM Microsystems Inc. (b)                                        1          5
   Silicon Graphics Inc. (b)                                        5          5
   Silicon Storage Technology Inc. (b)                              3         13
   SONICblue Inc. (b)                                               2          1
   SRA International Inc. - Class A (b)                             -          3
   SYKES Enterprises Inc. (b)                                       2          5
   Synplicity Inc. (b)                                              1          2
   Systems & Computer Technology Corp. (b)                          1         12
   Talx Corp.                                                       -          4
   Tier Technologies Inc. - Class B (b)                             -          7
   Tivo Inc. (b)                                                    1          5
   Tripos Inc. (b)                                                  -          2
   Tyler Technologies Inc. (b)                                      1          5
   Virage Logic Corp. (b)                                           -          2
   Western Digital Corp. (b)                                        7         44
                                                                        --------
                                                                             702

Cosmetics & Personal Care - 0.1%
   Chattem Inc. (b)                                                 -          8
   DEL Laboratories Inc. (b)                                        -          3
   Elizabeth Arden Inc. (b)                                         1          9
                                                                        --------
                                                                              20

Distribution & Wholesale - 0.7%
   Advanced Marketing Services Inc.                                 -          6
   Aviall Inc. (b)                                                  1          4
   Bell Microproducts Inc. (b)                                      1          4
   Building Material Holding Corp.                                  1         11
   Daisytek International Corp. (b)                                 1          8
   Handleman Co. (b)                                                1         10
   Hughes Supply Inc.                                               1         20
   Owens & Minor Inc.                                               1         18
   ScanSource Inc. (b)                                              -          8
   SCP Pool Corp. (b)                                               1         15
   United Stationers Inc. (b)                                       1         26
   Watsco Inc.                                                      1          9
                                                                        --------
                                                                             139

Diversified Financial Services - 0.9%
   Advanta Corp. - Class B                                          1          8
   American Home Mortgage Holdings Inc.                             -          2
   Ameritrade Holding Corp. (b)                                     3         16
   BKF Capital Group Inc. (b)                                       -          5
   Charter Municipal Mortgage Acceptance Co.                        1         23
   DVI Inc. (b)                                                     -          3
   Federal Agricultural Mortgage Corp. - Class C (b)                -          5
   Financial Federal Corp. (b)                                      -         12
   Friedman Billings Ramsey Group Inc. - Class A (b)                -          3
   Gabelli Asset Management Inc. - Class A (b)                      -          6
   Jefferies Group Inc.                                             1         26
   Knight Trading Group Inc. (b)                                    3         12
   Metris Cos. Inc.                                                 1          3
   New Century Financial Corp.                                      -         11
   Saxon Capital Inc. (b)                                           1         12
   SoundView Technology Group Inc. (b)                              3          5
   SWS Group Inc.                                                   1          7
   Westcorp                                                         -          9
   WFS Financial Inc. (b)                                           -          7
   World Acceptance Corp. (b)                                       -          1
                                                                        --------
                                                                             176

Electric - 1.7%
   Avista Corp.                                                     2         18
   Black Hills Corp.                                                1         23
   Central Vermont Public Service Corp.                             1         17
   CH Energy Group Inc.                                             1         25
   Cleco Corp.                                                      1         18
   DQE Inc.                                                         2         36
   El Paso Electric Co. (b)                                         2         18
   Empire District Electric Co.                                     1         15
   MGE Energy Inc.                                                  -         12
   Otter Tail Corp.                                                 1         20
   PNM Resources Inc.                                               1         31
   Sierra Pacific Resources                                         3         19
   UIL Holdings Corp.                                               -         15
   Unisource Energy Corp.                                           1         15
   Unitil Corp.                                                     -          6
   Westar Energy Inc.                                               2         20
   WPS Resources Corp.                                              1         37
                                                                        --------
                                                                             345

Electrical Components & Equipment - 1.0%
   Active Power Inc. (b)                                            2          4
   Advanced Energy Industries Inc. (b)                              1          8
   American Superconductor Corp. (b)                                1          2
   Ametek Inc.                                                      1         41
   Artesyn Technologies Inc. (b)                                    1          3
   Belden Inc.                                                      1          9
   C&D Technologies Inc.                                            1         16
   Encore Wire Corp. (b)                                            1          5
   Energy Conversion Devices Inc. (b)                               -          3
   General Cable Corp.                                              1          3
   GrafTech International Ltd. (b)                                  2         12
   Intermagnetics General Corp. (b)                                 1         11
   Littelfuse Inc. (b)                                              1         12
   Magnetek Inc. (b)                                                1          3
   Powell Industries Inc. (b)                                       -          3
   Power-One Inc. (b)                                               2         11
   Proton Energy Systems Inc. (b)                                   1          3
   Rayovac Corp. (b)                                                1         13
   Research Frontiers Inc. (b)                                      -          3
   Universal Display Corp. (b)                                      1          5
   Vicor Corp. (b)                                                  1          5
   Wilson Greatbatch Technologies Inc. (b)                          1         21
                                                                        --------
                                                                             196

Electronics - 2.3%
   Analogic Corp.                                                   -         10
   BEI Technologies Inc.                                            -          3
   Bel Fuse Inc. - Class B                                          -          5
   Benchmark Electronics Inc. (b)                                   1         20
   Brady Corp. - Class A                                            1         21
   Checkpoint Systems Inc. (b)                                      1         13
   Coherent Inc. (b)                                                1         21
   CTS Corp.                                                        1         10
   Cubic Corp.                                                      -          8
   Daktronics Inc. (b)                                              1         10
   DDI Corp. (b)                                                    1          -
   Dionex Corp. (b)                                                 1         16
   Electro Scientific Industries Inc. (b)                           1         19
   Excel Technology Inc. (b)                                        -          5
   FEI Co. (b)                                                      1         12
   Flir Systems Inc. (b)                                            -         22
   Identix Inc. (b)                                                 3         15
   Ii-Vi Inc. (b)                                                   -          5
   Invision Technologies Inc. (b)                                   -          7
   Itron Inc. (b)                                                   1         15
   Keithley Instruments Inc.                                        -          3
   LeCroy Corp. (b)                                                 -          5
   Manufacturers Services Ltd. (b)                                  -          2
   Merix Corp. (b)                                                  -          1
   Methode Electronics Inc.                                         1         13
   Molecular Devices Corp. (b)                                      -          6
   OSI Systems Inc. (b)                                             -          2
   Park Electrochemical Corp.                                       -          8
   Paxar Corp. (b)                                                  1         12
   Photon Dynamics Inc. (b)                                         -         10
   Pioneer Standard Electronics Inc.                                1         12
   Planar Systems Inc. (b)                                          -          8
   Rogers Corp. (b)                                                 -         10
   SBS Technologies Inc. (b)                                        1          8
   Stoneridge Inc. (b)                                              -          5
   Technitrol Inc.                                                  1         19
   Thomas & Betts Corp. (b)                                         1         25
   Trimble Navigation Ltd. (b)                                      1          8
   Varian Inc. (b)                                                  1         26
   Watts Industries Inc.                                            -          8
   Woodhead Industries Inc.                                         -          4
   Woodward Governor Co.                                            -         13
   X-Rite Inc.                                                      1          4
   Zygo Corp. (b)                                                   1          3
                                                                        --------
                                                                             452

Engineering & Construction - 0.4%
   Dycom Industries Inc. (b)                                        2         22
   EMCOR Group Inc. (b)                                             -         25
   Granite Construction Inc.                                        1         15
   Insituform Technologies Inc. (b)                                 1         13
   URS Corp. (b)                                                    1          8
                                                                        --------
                                                                              83

Entertainment - 0.9%
   Alliance Gaming Corp. (b)                                        1         23
   AMC Entertainment Inc. (b)                                       1         11
   Argosy Gaming Co. (b)                                            1         16
   Carmike Cinemas Inc. (b)                                         -          2
   Championship Auto Racing Teams Inc. (b)                          1          3
   Churchill Downs Inc.                                             -          4
   Dover Downs Gaming & Entertainment Inc.                          -          2
   Dover Motorsports Inc.                                           1          6
   Gaylord Entertainment Co. (b)                                    1         11
   Isle of Capri Casinos Inc. (b)                                   1          7
   Macrovision Corp. (b)                                            1         21
   Magna Entertainment Corp. (b)                                    1          8
   Penn National Gaming Inc. (b)                                    1         18
   Pinnacle Entertainment Inc. (b)                                  1          5
   Scientific Games Corp. - Class A (b)                             1         11
   Shuffle Master Inc. (b)                                          -          8
   Speedway Motorsports Inc.                                        -         11
   Steinway Musical Instruments (b)                                 -          1
   Vail Resorts Inc. (b)                                            -          5
   Zomax Inc. (b)                                                   1          3
                                                                        --------
                                                                             176

Environmental Control - 0.6%
   Calgon Carbon Corp.                                              1          4
   Casella Waste Systems Inc. (b)                                   1          8
   Imco Recycling Inc. (b)                                          -          1
   Ionics Inc. (b)                                                  1         11
   Mine Safety Appliances Co.                                       -          7
   Stericycle Inc. (b)                                              1         34
   Tetra Tech Inc. (b)                                              2         23
   TRC Cos. Inc. (b)                                                -          4
   Waste Connections Inc. (b)                                       1         36
                                                                        --------
                                                                             128

Food - 1.9%
   American Italian Pasta Co. (b)                                   -         17
   Chiquita Brands International Inc. (b)                           1         14
   Corn Products International Inc.                                 1         37
   Del Monte Foods Co. (b)                                          6         43
   Fleming Cos. Inc.                                                2         11
   Flowers Foods Inc.                                               1         12
   Great Atlantic & Pacific Tea Co. Inc. (b)                        1          5
   Hain Celestial Group Inc. (b)                                    1         11
   Horizon Organic Holding Corp. (b)                                -          3
   Ingles Markets Inc. - Class A                                    -          5
   International Multifoods Corp. (b)                               -         10
   Interstate Bakeries                                              1         18
   J&J Snack Foods Corp. (b)                                        -          9
   JM Smucker Co.                                                   2         60
   Lance Inc.                                                       1         12
   Monterey Pasta Co. (b)                                           1          4
   Pathmark Stores Inc. (b)                                         1          5
   Pilgrims Pride Corp. - Class B                                   -          4
   Ralcorp Holdings Inc. (b)                                        1         27
   Riviana Foods Inc.                                               -          3
   Ruddick Corp.                                                    1         15
   Sensient Technologies Corp.                                      1         30
   Tasty Baking Co.                                                 -          3
   United Natural Foods Inc. (b)                                    1         14
   Weis Markets Inc.                                                -          8
   Wild Oats Markets Inc. (b)                                       1          7
                                                                        --------
                                                                             387

Forest Products & Paper - 0.7%
   Buckeye Technologies Inc. (b)                                    1          5
   Caraustar Industries Inc. (b)                                    1         10
   Deltic Timber Corp.                                              -          9
   Longview Fibre Co. (b)                                           2         14
   Louisiana-Pacific Corp. (b)                                      4         32
   P.H. Glatfelter Co.                                              -          4
   Pope & Talbot Inc.                                               1          9
   Potlatch Corp.                                                   1         20
   Rock-Tenn Co. - Class A                                          -          6
   Schweitzer-Mauduit International Inc.                            -         11
   Wausau-Mosinee Paper Corp.                                       1         14
                                                                        --------
                                                                             134

Gas - 2.0%
   AGL Resources Inc.                                               2         43
   Atmos Energy Corp.                                               1         30
   Cascade Natural Gas Corp.                                        -          6
   Energen Corp.                                                    1         34
   Laclede Group Inc.                                               1         19
   New Jersey Resources Corp.                                       1         24
   Northwest Natural Gas Co.                                        1         22
   Northwestern Corp.                                               1          3
   NUI Corp.                                                        1          9
   Oneok Inc.                                                       2         38
   Piedmont Natural Gas Co.                                         1         30
   SEMCO Energy Inc.                                                1          5
   South Jersey Industries Inc.                                     -         12
   Southern Union Co. (b)                                           1         19
   Southwest Gas Corp.                                              1         27
   UGI Corp.                                                        1         34
   WGL Holdings Inc.                                                2         36
                                                                        --------
                                                                             391

Hand & Machine Tools - 0.5%
   Baldor Electric Co.                                              1         17
   Franklin Electric Co. Inc.                                       -         12
   Kennametal Inc.                                                  1         33
   Lincoln Electric Holdings Inc.                                   1         22
   Milacron Inc.                                                    1          4
   Regal-Beloit Corp.                                               1         14
   Starrett (L.S.) Co. - Class A                                    -          6
                                                                        --------
                                                                             108

Healthcare - 5.4%
   Advanced Neuromodulation Systems Inc. (b)                        -         13
   Alliance Imaging Inc. (b)                                        -          2
   American Healthways Inc. (b)                                     -          5
   American Medical Security Group Inc. (b)                         -          5
   American Medical Systems Holdings Inc. (b)                       1         13
   AMERIGROUP Corp. (b)                                             -          8
   Ameripath Inc. (b)                                               1         19
   Amsurg Corp. (b)                                                 1         13
   Apria Healthcare Group Inc. (b)                                  1         32
   Arrow International Inc.                                         -         11
   Arthrocare Corp. (b)                                             1         10
   Beverly Enterprises Inc. (b)                                     4         10
   Biosite Inc. (b)                                                 -         12
   Bruker Daltonics Inc. (b)                                        -          1
   Cantel Medical Corp. (b)                                         -          1
   Cardiac Science Inc. (b)                                         2          4
   Centene Corp. (b)                                                -          3
   Cepheid Inc. (b)                                                 1          4
   Cerus Corp. (b)                                                  1         12
   Cholestech Corp. (b)                                             -          2
   Cobalt Corp. (b)                                                 -          4
   Columbia Laboratories Inc. (b)                                   1          3
   Conceptus Inc. (b)                                               1          8
   CONMED Corp. (b)                                                 1         16
   Cooper Cos. Inc.                                                 1         23
   Covance Inc. (b)                                                 2         52
   Curative Health Services Inc. (b)                                -          6
   Cyberonics Inc. (b)                                              1         14
   Datascope Corp.                                                  -         10
   Dianon Systems Inc. (b)                                          -         14
   Endocare Inc. (b)                                                1          2
   Epix Medical Inc. (b)                                            1          4
   Genesis Health Ventures Inc. (b)                                 1         15
   Gentiva Health Services Inc. (b)                                 1         11
   Haemonetics Corp. (b)                                            1         15
   Hanger Orthopedic Group Inc. (b)                                 1          7
   HealthTronics Surgical Services Inc. (b)                         -          2
   Hologic Inc. (b)                                                 -          5
   ICU Medical Inc. (b)                                             -          8
   Idexx Laboratories Inc. (b)                                      1         34
   Igen International Inc. (b)                                      1         24
   Immucor Inc. (b)                                                 -          9
   Impath Inc. (b)                                                  -         10
   Inamed Corp. (b)                                                 1         15
   Intuitive Surgical Inc. (b)                                      1          6
   Invacare Corp.                                                   1         31
   Inverness Medical Innovations Inc. (b)                           -          3
   Kindred Healthcare Inc. (b)                                      -          8
   LabOne Inc. (b)                                                  -          7
   Luminex Corp. (b)                                                1          5
   Mentor Corp.                                                     1         20
   Merit Medical Systems Inc. (b)                                   -          7
   National Healthcare Corp. (b)                                    -          5
   Oakley Inc. (b)                                                  1         10
   Ocular Sciences Inc. (b)                                         1          9
   Odyssey HealthCare Inc. (b)                                      -         16
   Option Care Inc. (b)                                             -          3
   OraSure Technologies Inc. (b)                                    1          4
   Orthologic Corp. (b)                                             1          4
   Pacificare Health Systems Inc. (b)                               1         31
   Pediatrix Medical Group Inc. (b)                                 1         28
   PolyMedica Corp. (b)                                             -         10
   Possis Medical Inc. (b)                                          1         12
   Prime Medical Services Inc. (b)                                  1          7
   Province Healthcare Co. (b)                                      1         13
   PSS World Medical Inc. (b)                                       2         15
   Quidel Corp. (b)                                                 1          4
   Radiologix Inc. (b)                                              1          1
   RehabCare Group Inc. (b)                                         1         11
   ResMed Inc. (b)                                                  1         32
   Respironics Inc. (b)                                             1         32
   Select Medical Corp. (b)                                         1          8
   Sierra Health Services Inc. (b)                                  1          7
   Sola International Inc. (b)                                      1         10
   SonoSite Inc. (b)                                                1          7
   Sunrise Assisted Living Inc. (b)                                 1         16
   SurModics Inc. (b)                                               1         15
   Sybron Dental Specialties Inc. (b)                               1         18
   Techne Corp. (b)                                                 1         42
   Therasense Inc. (b)                                              1          7
   Thoratec Corp. (b)                                               2         12
   TriPath Imaging Inc. (b)                                         1          2
   Unilab Corp. (b)                                                 -          1
   United Surgical Partners International Inc. (b)                  1          9
   Urologix Inc. (b)                                                -          1
   US Oncology Inc. (b)                                             2         21
   US Physical Therapy Inc. (b)                                     -          3
   Ventana Medical Systems Inc. (b)                                 -          9
   Viasys Healthcare Inc. (b)                                       1         13
   VISX Inc. (b)                                                    2         15
   Vital Signs Inc.                                                 -          7
   West Pharmaceutical Services Inc.                                -         11
   Wright Medical Group Inc. (b)                                    1         13
   Zoll Medical Corp. (b)                                           -          9
                                                                        --------
                                                                           1,081

Holding Companies - Diversified - 0.1%
   Resource America Inc. - Class A                                  1          5
   Walter Industries Inc.                                           1          9
                                                                        --------
                                                                              13

Home Builders - 0.9%
   Beazer Homes USA Inc. (b)                                        -         24
   Champion Enterprises Inc. (b)                                    1          3
   Coachmen Industries Inc.                                         1          8
   Dominion Homes Inc. (b)                                          -          1
   Fleetwood Enterprises Inc. (b)                                   1         11
   Hovnanian Enterprises Inc. - Class A (b)                         -         11
   M/I Schottenstein Homes Inc.                                     -          9
   MDC Holdings Inc.                                                1         22
   Meritage Corp. (b)                                               -          5
   Monaco Coach Corp. (b)                                           1         14
   Palm Harbor Homes Inc. (b)                                       1         13
   Skyline Corp.                                                    -          6
   Standard-Pacific Corp.                                           1         25
   WCI Communities Inc. (b)                                         -          3
   William Lyon Homes Inc. (b)                                      -          3
   Winnebago Industries                                             -         15
                                                                        --------
                                                                             173


Home Furnishings - 0.2%
   American Woodmark Corp.                                          -          7
   Applica Inc. (b)                                                 1          4
   Bassett Furniture Industries Inc.                                1          7
   Bush Industries Inc. - Class A                                   1          4
   Kimball International Inc.- Class B                              1         13
   Parkervision Inc. (b)                                            -          4
   Salton Inc. (b)                                                  -          2
   Stanley Furniture Co. Inc. (b)                                   -          2
   Universal Electronics Inc. (b)                                   -          4
                                                                        --------
                                                                              47

Household Products - 1.2%
   Blyth Inc.                                                       1         27
   Central Garden & Pet Co. (b)                                     -          6
   Ennis Business Forms                                             1          7
   Fossil Inc. (b)                                                  1         16
   Jarden Corp. (b)                                                 -          9
   John H. Harland Co.                                              1         19
   Libbey Inc.                                                      -         13
   National Presto Industries Inc.                                  -          3
   New England Business Service Inc.                                -         12
   Oneida Ltd.                                                      1          6
   Playtex Products Inc. (b)                                        1          7
   Russ Berrie & Co. Inc.                                           -          9
   Standard Register Co.                                            1         10
   Toro Co.                                                         -         20
   Tupperware Corp.                                                 2         24
   Wallace Computer Services Inc.                                   1         24
   Water Pik Technologies Inc. (b)                                  -          2
   WD-40 Co.                                                        -         12
   Yankee Candle Co. Inc. (b)                                       1         11
                                                                        --------
                                                                             237

Insurance - 2.1%
   Alfa Corp.                                                       1         16
   American Physicians Capital Inc. (b)                             -          9
   Argonaut Group Inc.                                              1         13
   Citizens Inc. (b)                                                1          5
   CNA Surety Corp.                                                 -          4
   Commerce Group Inc.                                              1         28
   Crawford & Co. - Class B                                         1          7
   Delphi Financial Group Inc. - Class A                            -         19
   FBL Financial Group Inc. - Class A                               -          5
   Financial Industries Corp.                                       -          7
   FPIC Insurance Group Inc. (b)                                    1          4
   Great American Financial Resources Inc.                          -          3
   Harleysville Group Inc.                                          1         25
   Hilb Rogal & Hamilton Co.                                        1         43
   Horace Mann Educators Corp.                                      1         18
   Landamerica Financial Group Inc.                                 -         16
   Midland Co.                                                      -          4
   National Western Life Insurance Co. - Class A (b)                -          7
   Odyssey Re Holdings Corp.                                        1          9
   Ohio Casualty Corp. (b)                                          2         22
   Philadelphia Consolidated Holding Co. (b)                        1         19
   Pico Holdings Inc. (b)                                           -          4
   PMA Capital Corp.                                                1         11
   Presidential Life Corp.                                          1          6
   ProAssurance Corp. (b)                                           1         18
   RLI Corp.                                                        -         11
   Selective Insurance Group                                        1         20
   State Auto Financial Corp.                                       -          7
   Stewart Information Services Corp. (b)                           -          8
   Triad Guaranty Inc. (b)                                          -          8
   UICI (b)                                                         1         21
   United Fire & Casualty Co.                                       -          4
   Universal American Financial Corp. (b)                           1          8
   Vesta Insurance Group Inc.                                       1          2
   Zenith National Insurance Corp.                                  -          4
                                                                        --------
                                                                             415

Internet - 2.8%
   1-800 Contacts Inc. (b)                                          -          6
   Agile Software Corp. (b)                                         2         12
   Akamai Technologies Inc. (b)                                     2          3
   Alloy Inc. (b)                                                   1         13
   answerthink Inc. (b)                                             1          3
   Ariba Inc. (b)                                                   8         19
   AsiaInfo Holdings Inc. (b)                                       1          8
   At Road Inc. (b)                                                 1          5
   Avocent Corp. (b)                                                2         35
   Centillium Communications Inc. (b)                               1          1
   Chordiant Software Inc. (b)                                      1          1
   Digital Insight Corp. (b)                                        1          6
   Digital River Inc. (b)                                           1         12
   DoubleClick Inc. (b)                                             4         25
   E.piphany Inc. (b)                                               2          7
   Earthlink Inc. (b)                                               4         24
   Entrust Inc. (b)                                                 1          4
   eResearch Technology Inc. (b)                                    -          5
   eSPEED Inc. (b)                                                  1         14
   F5 Networks Inc. (b)                                             1          7
   Freemarkets Inc. (b)                                             2         11
   GSI Commerce Inc. (b)                                            1          5
   Harris Interactive Inc. (b)                                      1          2
   I-many Inc. (b)                                                  2          3
   Inktomi Corp. (b)                                                4          6
   Interland Inc. (b)                                               3          4
   Internet Security Systems Inc. (b)                               1         23
   Interwoven Inc. (b)                                              3          8
   ITXC Corp. (b)                                                   1          2
   Keynote Systems Inc. (b)                                         1          5
   Liberate Technologies Inc. (b)                                   3          4
   Macromedia Inc. (b)                                              1          8
   Matrixone Inc. (b)                                               2          7
   NetBank Inc. (b)                                                 2         16
   Netegrity Inc. (b)                                               1          4
   Openwave Systems Inc. (b)                                        5         10
   Overture Services Inc. (b)                                       2         50
   PC-Tel Inc. (b)                                                  1          9
   Portal Software Inc. (b)                                         3          2
   Priceline.com Inc. (b)                                           3          4
   ProQuest Co. (b)                                                 1         10
   QRS Corp. (b)                                                    1          5
   Quovadx Inc. (b)                                                 -          1
   Raindance Communications Inc. (b)                                1          4
   Register.com (b)                                                 1          5
   Riverstone Networks Inc. (b)                                     4          7
   RSA Security Inc. (b)                                            1          7
   S1 Corp. (b)                                                     3         13
   Safeguard Scientifics Inc. (b)                                   4          5
   Sapient Corp. (b)                                                2          4
   Secure Computing Corp. (b)                                       1          5
   Seebeyond Technology Corp. (b)                                   1          2
   SonicWALL Inc. (b)                                               1          4
   Stamps.com Inc. (b)                                              1          6
   SupportSoft Inc. (b)                                             1          4
   TIBCO Software Inc. (b)                                          2         15
   Trizetto Group Inc. (b)                                          1          5
   United Online Inc. (b)                                           1         12
   Valueclick Inc. (b)                                              2          6
   Verity Inc. (b)                                                  1          9
   Vitria Technology Inc. (b)                                       2          1
   WatchGuard Technologies Inc. (b)                                 1          6
   WebEx Communications Inc. (b)                                    1         13
   webMethods Inc. (b)                                              1         11
   Websense Inc. (b)                                                1         14
                                                                        --------
                                                                             567

Investment Companies - 0.2%
   American Capital Strategies Ltd.                                 1         28
   MCG Capital Corp.                                                -          5
                                                                        --------
                                                                              33

Iron & Steel - 0.4%
   Carpenter Technology Corp.                                       1         10
   Cleveland-Cliffs Inc. (b)                                        -          6
   Gibraltar Steel Corp.                                            -          3
   Material Sciences Corp. (b)                                      -          4
   Oregon Steel Mills Inc. (b)                                      1          5
   Reliance Steel & Aluminum Co.                                    1         16
   Roanoke Electric Steel Corp.                                     1          5
   Ryerson Tull Inc.                                                1          4
   Schnitzer Steel Industries Inc.- Class A                         -          5
   Steel Dynamics Inc. (b)                                          1         12
                                                                        --------
                                                                              70

Leisure Time - 0.4%
   Arctic Cat Inc.                                                  1          8
   Bally Total Fitness Holding Corp. (b)                            1          7
   Escalade Inc. (b)                                                -          2
   K2 Inc. (b)                                                      1          8
   Multimedia Games Inc. (b)                                        -          8
   Nautilus Group Inc. (b)                                          1         14
   Navigant International Inc. (b)                                  -          2
   Pegasus Solutions Inc. (b)                                       1         11
   Thor Industries Inc.                                             1         19
   WMS Industries Inc. (b)                                          1          9
                                                                        --------
                                                                              88

Lodging - 0.6%
   Ameristar Casinos Inc. (b)                                       -          4
   Aztar Corp. (b)                                                  1         12
   Boca Resorts Inc. - Class A (b)                                  1         13
   Boyd Gaming Corp. (b)                                            1         12
   Choice Hotels International Inc. (b)                             1         15
   La Quinta Corp. (b)                                              5         21
   Marcus Corp.                                                     1          8
   MTR Gaming Group Inc. (b)                                        1          8
   Prime Hospitality Corp. (b)                                      2         14
   Station Casinos Inc. (b)                                         1         21
                                                                        --------
                                                                             128

Machinery - 1.8%
   Albany International Corp.                                       1         12
   Applied Industrial Technologies Inc.                             -          9
   Astec Industries Inc. (b)                                        -          5
   Briggs & Stratton Corp.                                          1         32
   Brooks-PRI Automation Inc. (b)                                   1         14
   Cascade Corp.                                                    -          2
   Cognex Corp. (b)                                                 1         18
   Flow International Corp. (b)                                     -          1
   Gardner Denver Inc. (b)                                          -          9
   Global Power Equipment Group Inc. (b)                            1          3
   Gorman-Rupp Co.                                                  -          4
   IDEX Corp.                                                       1         30
   JLG Industries Inc.                                              2         12
   Joy Global Inc. (b)                                              2         19
   Kadant Inc. (b)                                                  1          8
   Lindsay Manufacturing Co.                                        -          9
   Manitowoc Co.                                                    1         24
   NACCO Industries Inc. - Class A                                  -          7
   Nordson Corp.                                                    1         19
   Presstek Inc. (b)                                                1          6
   Robbins & Myers Inc.                                             -          5
   Stewart & Stevenson Services Inc.                                1         14
   Surebeam Corp. - Class A (b)                                     2          9
   Tecumseh Products Co.                                            -         21
   Tennant Co.                                                      -          9
   Terex Corp. (b)                                                  1         15
   Thomas Industries Inc.                                           -         12
   UNOVA Inc. (b)                                                   2         12
   Wabtec Corp.                                                     1         14
                                                                        --------
                                                                             354

Manufacturing - 1.8%
   Actuant Corp. - Class A (b)                                      -         15
   Acuity Brands Inc.                                               1         19
   Ameron International Corp.                                       -          7
   AO Smith Corp.                                                   1         16
   Applied Films Corp. (b)                                          -          8
   Barnes Group Inc.                                                -          3
   Carlisle Cos. Inc.                                               1         44
   Clarcor Inc.                                                     1         27
   Concord Camera Corp. (b)                                         1          6
   CoorsTek Inc. (b)                                                -         12
   Cuno Inc. (b)                                                    -         13
   ESCO Technologies Inc. (b)                                       -          9
   Federal Signal Corp.                                             1         27
   Foamex International Inc. (b)                                    1          2
   Griffon Corp. (b)                                                1         11
   Hexcel Corp. (b)                                                 1          2
   Lydall Inc. (b)                                                  1          7
   Matthews International Corp. - Class A                           1         16
   Myers Industries Inc.                                            1          9
   Osmonics Inc. (b)                                                -          5
   Roper Industries Inc.                                            1         35
   SPS Technologies Inc. (b)                                        -         11
   Standex International Corp.                                      -          9
   Sturm Ruger & Co. Inc.                                           1          6
   Tredegar Corp.                                                   1         10
   Trinity Industries Inc.                                          1         24
   US Industries Inc. (b)                                           2          6
                                                                        --------
                                                                             359

Media - 1.1%
   4Kids Entertainment Inc. (b)                                     -          7
   Acacia Research - Acacia Technologies (b)                        1          1
   Acme Communications Inc. (b)                                     -          2
   Beasley Broadcasting Group Inc. - Class A (b)                    -          1
   Courier Corp.                                                    -          5
   Crown Media Holdings Inc. (b)                                    2          4
   Fisher Communications Inc.                                       -          8
   Gray Television Inc. - Class A                                   -          2
   Hollinger International Inc.                                     2         20
   Information Holdings Inc. (b)                                    1          9
   Insight Communications Co. Inc. (b)                              1         14
   Journal Register Co. (b)                                         1         15
   Liberty Corp.                                                    1         22
   Lodgenet Entertainment Corp. (b)                                 -          4
   Martha Stewart Living Omnimedia Inc. (b)                         -          3
   Mediacom Communications Corp. (b)                                2         15
   Paxson Communications Corp. (b)                                  1          2
   Playboy Enterprises Inc. - Class B (b)                           -          4
   Pulitzer Inc.                                                    -         13
   Regent Communications Inc. (b)                                   1          5
   Saga Communications Inc. (b)                                     -          8
   Salem Communications Corp. - Class A (b)                         -          6
   Sinclair Broadcast Group Inc. - Class A (b)                      1         13
   Sirius Satellite Radio Inc. (b)                                  1          1
   Spanish Broadcasting System Inc. (b)                             1          9
   Thomas Nelson Inc. (b)                                           -          2
   World Wrestling Entertainment Inc. (b)                           1          5
   XM Satellite Radio Holdings Inc. - Class A (b)                   2          4
   Young Broadcasting Inc. (b)                                      1          8
                                                                        --------
                                                                             212

Metal Fabrication & Hardware - 0.8%
   CIRCOR International Inc.                                        -          5
   Commercial Metals Co.                                            1         15
   Intermet Corp.                                                   1          5
   Kaydon Corp.                                                     1         19
   Lawson Products Inc.                                             -          5
   Maverick Tube Corp. (b)                                          1         17
   Mueller Industries Inc. (b)                                      1         25
   NN Inc.                                                          1          5
   Northwest Pipe Co. (b)                                           -          3
   NS Group Inc. (b)                                                1          6
   Penn Engineering & Manufacturing Corp.                           -          5
   Quanex Corp.                                                     1         18
   Valmont Industries Inc.                                          -          8
   Worthington Industries                                           2         33
                                                                        --------
                                                                             169

Mining - 0.6%
   Arch Coal Inc.                                                   1         28
   Brush Engineered Materials Inc. (b)                              1          3
   Century Aluminum Co.                                             1          5
   Hecla Mining Co. (b)                                             2         11
   Massey Energy Co.                                                2         20
   Royal Gold Inc.                                                  1         14
   RTI International Metals Inc. (b)                                1          9
   Southern Peru Copper Corp.                                       -          4
   Stillwater Mining Co. (b)                                        1          6
   USEC Inc.                                                        3         17
                                                                        --------
                                                                             117

Office & Business Equipment - 0.1%
   Global Imaging Systems Inc. (b)                                  -          4
   Imagistics International Inc. (b)                                1         12
                                                                        --------
                                                                              16

Office Furnishings - 0.0%
   Interface Inc.                                                   2          5

Oil & Gas Producers - 2.3%
   3TEC Energy Corp. (b)                                            1         10
   Atwood Oceanics Inc. (b)                                         -         10
   Berry Petroleum Co. - Class A                                    1         10
   Cabot Oil & Gas Corp.                                            1         23
   Chesapeake Energy Corp.                                          5         41
   Comstock Resources Inc. (b)                                      1          7
   Denbury Resources Inc. (b)                                       1          8
   Encore Acquisition Co. (b)                                       -          6
   Energy Partners Ltd. (b)                                         1          7
   Evergreen Resources Inc. (b)                                     1         26
   Exploration Co. of Delaware Inc. (b)                             1          1
   Frontier Oil Corp.                                               1         14
   Grey Wolf Inc. (b)                                               4         16
   Harvest Natural Resources Inc. (b)                               1          7
   Holly Corp.                                                      -          7
   Houston Exploration Co. (b)                                      -          9
   Magnum Hunter Resources Inc. (b)                                 2         10
   Meridian Resource Corp. (b)                                      1          1
   Nuevo Energy Co. (b)                                             1          6
   Parker Drilling Co. (b)                                          3          6
   Patina Oil & Gas Corp.                                           1         20
   Penn Virginia Corp.                                              -          9
   Petroquest Energy Inc. (b)                                       1          5
   Plains Exploration & Production Co. (b)                          1          8
   Prima Energy Corp. (b)                                           -          8
   Quicksilver Resources Inc. (b)                                   -          8
   Range Resources Corp. (b)                                        2          9
   Remington Oil & Gas Corp. (b)                                    1         12
   Southwestern Energy Co. (b)                                      1          9
   Spinnaker Exploration Co. (b)                                    1         13
   St. Mary Land & Exploration Co.                                  1         24
   Stone Energy Corp. (b)                                           1         21
   Swift Energy Co. (b)                                             1         10
   Tesoro Petroleum Corp. (b)                                       2         11
   Tom Brown Inc. (b)                                               1         26
   Unit Corp. (b)                                                   1         24
   Vintage Petroleum Inc.                                           1         14
   Westport Resources Corp. (b)                                     -          7
                                                                        --------
                                                                             463

Oil & Gas Services - 1.2%
   CAL Dive International Inc. (b)                                  1         27
   CARBO Ceramics Inc.                                              -          7
   Dril-Quip Inc. (b)                                               -          3
   Global Industries Ltd. (b)                                       2          8
   Hanover Compressor Co. (b)                                       1         13
   Horizon Offshore Inc. (b)                                        1          2
   Hydril Co. (b)                                                   -         10
   Input/Output Inc. (b)                                            2          7
   Key Energy Services Inc. (b)                                     4         33
   Lone Star Technologies Inc. (b)                                  1         12
   Lufkin Industries Inc.                                           -          2
   Newpark Resources Inc. (b)                                       2         10
   Oceaneering International Inc. (b)                               1         17
   Oil States International Inc. (b)                                1          6
   RPC Inc.                                                         -          3
   Seacor Smit Inc. (b)                                             1         25
   Superior Energy Services Inc. (b)                                2         14
   Tetra Technologies Inc. (b)                                      -          7
   Trico Marine Services Inc. (b)                                   1          4
   Universal Compression Holdings Inc. (b)                          -          8
   Veritas DGC Inc. (b)                                             1         12
   W-H Energy Services Inc. (b)                                     1         11
                                                                        --------
                                                                             241

Packaging & Containers - 0.4%
   Chesapeake Corp.                                                 1         10
   Crown Cork & Seal Co. Inc. (b)                                   5         42
   Earthshell Corp. (b)                                             3          1
   Graphic Packaging International Corp. (b)                        1          5
   Grief Brothers Corp. - Class A                                   -         12
   Silgan Holdings Inc. (b)                                         -          7
                                                                        --------
                                                                              77

Pharmaceuticals - 4.0%
   aaiPharma Inc. (b)                                               1          8
   Abgenix Inc. (b)                                                 3         19
   Adolor Corp. (b)                                                 1         17
   Alkermes Inc. (b)                                                1          9
   Allos Therapeutics Inc. (b)                                      1          5
   Alpharma Inc.                                                    1         10
   Amylin Pharmaceuticals Inc. (b)                                  2         33
   Antigenics Inc. (b)                                              1         11
   Array Biopharma Inc. (b)                                         -          2
   Atherogenics Inc. (b)                                            1          7
   Atrix Labs Inc. (b)                                              1         10
   AVANIR Pharmaceuticals (b)                                       2          2
   Bentley Pharmaceuticals Inc. (b)                                 1          7
   BioMarin Pharmaceuticals Inc. (b)                                1          7
   Biopure Corp. (b)                                                1          4
   Cell Therapeutics Inc. (b)                                       1          7
   Cima Labs Inc. (b)                                               -         10
   Connetics Corp. (b)                                              1         11
   Corixa Corp. (b)                                                 2         11
   Cubist Pharmaceuticals Inc. (b)                                  1          6
   CV Therapeutics Inc. (b)                                         1         14
   D&K Healthcare Resources Inc.                                    -          4
   Durect Corp. (b)                                                 1          2
   Endo Pharmaceuticals Holdings Inc. (b)                           1          4
   Eon Labs Inc. (b)                                                -          7
   Esperion Therapeutics Inc. (b)                                   1          8
   First Horizon Pharmaceutical Corp. (b)                           1          4
   Genta Inc. (b)                                                   2         13
   Guilford Pharmaceuticals Inc. (b)                                1          3
   Ilex Oncology Inc. (b)                                           1          8
   ImClone Systems Inc. (b)                                         2         20
   Immunogen Inc. (b)                                               1          3
   Impax Laboratories Inc. (b)                                      2          7
   Indevus Pharmaceuticals Inc. (b)                                 1          2
   Inspire Pharmaceuticals Inc. (b)                                 -          4
   Isis Pharmaceuticals Inc. (b)                                    1          9
   KV Pharmaceutical Co. - Class A (b)                              -         11
   KV Pharmaceutical Co. - Class B (b)                              1         14
   La Jolla Pharmaceutical Co. (b)                                  2         12
   Ligand Pharmaceuticals Inc. - Class B (b)                        1          8
   Medarex Inc. (b)                                                 2          8
   Medicines Co. (b)                                                1         12
   Meridian Medical Technologies Inc. (b)                           -          4
   MGI Pharma Inc. (b)                                              1          9
   MIM Corp. (b)                                                    1          4
   Nabi Biopharmaceuticals (b)                                      2         11
   Napro Biotherapeutics Inc. (b)                                   1          -
   Nature's Sunshine Products Inc.                                  1          5
   NBTY Inc. (b)                                                    1         21
   Neopharm Inc. (b)                                                -          3
   Neurocrine Biosciences Inc. (b)                                  1         48
   Neurogen Corp. (b)                                               -          1
   Noven Pharmaceuticals Inc. (b)                                   -          4
   NPS Pharmaceuticals Inc. (b)                                     1         23
   OSI Pharmaceuticals Inc. (b)                                     1         22
   Pain Therapeutics Inc. (b)                                       1          2
   Penwest Pharmaceuticals Co. (b)                                  1          7
   Perrigo Co. (b)                                                  2         25
   Pharmaceutical Resources Inc. (b)                                1         15
   Pharmacopeia Inc. (b)                                            1          5
   Priority Healthcare Corp. (b)                                    1         20
   Progenics Pharmaceuticals Inc. (b)                               -          3
   Rigel Pharmaceuticals Inc. (b)                                   1          1
   Salix Pharmaceuticals Ltd. (b)                                   1          4
   Sangstat Medical Corp. (b)                                       1         11
   Scios Inc. (b)                                                   2         50
   Sepracor Inc. (b)                                                2         23
   SuperGen Inc. (b)                                                1          5
   Syncor International Corp. (b)                                   -         13
   Tanox Inc. (b)                                                   1         10
   Theragenics Corp. (b)                                            1          6
   Trimeris Inc. (b)                                                1         23
   Tularik Inc. (b)                                                 1          9
   United Therapeutics Corp. (b)                                    1         12
   VCA Antech Inc. (b)                                              1          8
   Versicor Inc. (b)                                                1          9
   Vivus Inc. (b)                                                   1          4
                                                                        --------
                                                                             793

Pipelines - 0.2%
   Plains Resources Inc. (b)                                        1         10
   Transmontaigne Inc. (b)                                          1          4
   Western Gas Resources Inc.                                       1         22
                                                                        --------
                                                                              36

Real Estate - 7.5%
   Acadia Realty Trust                                              1          5
   Alexander's Inc. (b)                                             -          2
   Alexandria Real Estate Equities Inc.                             1         24
   AMLI Residential Properties                                      -         10
   Anthracite Capital Inc.                                          1         15
   Anworth Mortgage Asset Corp.                                     1          8
   Apex Mortgage Capital Inc.                                       1          8
   Associated Estates Realty                                        1          5
   Bedford Property Investors                                       -         11
   Boykin Lodging Co.                                               -          4
   Brandywine Realty Trust                                          1         19
   Capital Automotive REIT                                          1         15
   Capstead Mortgage Corp.                                          -          9
   CBL & Associates Properties Inc.                                 1         26
   Center Trust Inc.                                                -          2
   Chateau Communities Inc.                                         -         10
   Chelsea Property Group Inc.                                      1         34
   Colonial Properties Trust                                        -         13
   Commercial Net Lease Realty                                      1         15
   Cornerstone Realty Income Trust Inc.                             2         13
   Corporate Office Properties Trust                                1          8
   Correctional Properties Trust                                    -          9
   Corrections Corp. of America (b)                                 1         16
   Crown American Realty Trust                                      1          8
   Eastgroup Properties Inc.                                        1         15
   Entertainment Properties Trust                                   1         13
   Equity Inns Inc.                                                 2         10
   Essex Property Trust Inc.                                        -         24
   FBR Asset Investment Corp.                                       1         18
   Federal Realty Investment Trust                                  1         37
   FelCor Lodging Trust Inc.                                        1         16
   Gables Residential Trust                                         1         22
   Getty Realty Corp.                                               1          9
   Glenborough Realty Trust Inc.                                    1         10
   Glimcher Realty Trust                                            1         18
   Great Lakes Reit Inc.                                            -          6
   Health Care REIT Inc.                                            1         33
   Healthcare Realty Trust Inc.                                     1         40
   Heritage Property Investment Trust                               1         15
   Home Properties of NY Inc.                                       1         26
   HRPT Properties Trust                                            5         40
   IMPAC Mortgage Holdings Inc.                                     1         14
   Innkeepers USA Trust                                             1          8
   Insignia Financial Group Inc. (b)                                1          7
   Investors Real Estate Trust                                      1         12
   IRT Property Co.                                                 1         14
   JDN Realty Corp.                                                 2         20
   Jones Lang LaSalle Inc. (b)                                      1         14
   Keystone Property Trust                                          -          7
   Kilroy Realty Corp.                                              1         20
   Koger Equity Inc.                                                1         11
   Kramont Realty Trust                                             1         11
   LaSalle Hotel Properties                                         1          8
   Lexington Corporate Properties Trust                             1         11
   LNR Property Corp.                                               1         26
   LTC Properties Inc.                                              1          7
   Macerich Co.                                                     1         33
   Manufactured Home Communities Inc.                               -         12
   Meristar Hospitality Corp.                                       1          8
   MFA Mortgage Investments Inc.                                    1         11
   Mid-America Apartment Communities Inc.                           1         12
   Mid-Atlantic Realty Trust                                        1         11
   Mills Corp.                                                      1         22
   Mission West Properties                                          1         15
   National Health Investors Inc.                                   1         12
   National Health Realty Inc.                                      1          8
   Nationwide Health Properties Inc.                                1         21
   Novastar Financial Inc.                                          -          8
   Pan Pacific Retail Properties Inc.                               1         35
   Parkway Properties Inc.                                          -          6
   Pennsylvania Real Estate Investment Trust                        -         12
   Post Properties Inc.                                             1         31
   Prentiss Properties Trust                                        1         30
   PS Business Parks Inc.                                           -         10
   RAIT Investment Trust                                            -          6
   Ramco-Gershenson Properties Trust                                -          7
   Realty Income Corp.                                              1         35
   Redwood Trust Inc.                                               -          6
   RFS Hotel Investors Inc.                                         1          9
   Saul Centers Inc.                                                -         11
   Senior Housing Properties Trust                                  2         18
   Shurgard Storage Centers Inc. - Class A                          1         37
   Sizeler Property Investors Inc.                                  1          6
   SL Green Realty Corp.                                            1         23
   Sovran Self Storage Inc.                                         -         12
   Summit Properties Inc.                                           1         12
   Sun Communities Inc.                                             -         13
   Tanger Factory Outlet Centers Inc.                               -          8
   Taubman Centers Inc.                                             1         19
   Thornburg Mortgage Inc.                                          1         27
   Town & Country Trust                                             1         12
   Trammell Crow Co. (b)                                            1         10
   Universal Health Realty Income Trust                             -         11
   Urstadt Biddle Properties Inc. - Class A                         1         10
   US Restaurants Properties Inc.                                   1         12
   Ventas Inc.                                                      2         24
   Washington Real Estate Investment Trust                          1         34
   Wellsford Real Properties Inc. (b)                               -          3
   Winston Hotels Inc.                                              2         13
                                                                        --------
                                                                           1,506

Retail - 5.7%
   7-Eleven Inc. (b)                                                1          4
   AC Moore Arts & Crafts Inc. (b)                                  -          5
   Aeropostale Inc. (b)                                             1          6
   AFC Enterprises Inc. (b)                                         -          9
   AnnTaylor Stores Corp. (b)                                       1         29
   Blair Corp.                                                      -          6
   Bob Evans Farms Inc.                                             1         25
   Bombay Co. Inc. (b)                                              1          5
   Brookstone Inc. (b)                                              -          4
   Brown Shoe Co. Inc.                                              1         15
   Buca Inc. (b)                                                    -          3
   Buckle Inc. (b)                                                  -          6
   Burlington Coat Factory Warehouse Corp.                          -          8
   California Pizza Kitchen Inc. (b)                                1         14
   Casey's General Stores Inc.                                      1         18
   Cash America International Inc.                                  1          7
   Cato Corp. - Class A                                             -          9
   Champps Entertainment Inc. (b)                                   -          1
   Charlotte Russe Holding Inc. (b)                                 -          3
   Charming Shoppes Inc. (b)                                        4         18
   Chicago Pizza & Brewery Inc. (b)                                 -          2
   Children's Place Retail Stores Inc. (b)                          1          5
   Christopher & Banks Corp. (b)                                    1         17
   CKE Restaurants Inc. (b)                                         2         10
   Claire's Stores Inc.                                             1         29
   Cole National Corp. (b)                                          -          5
   Cost Plus Inc. (b)                                               1         19
   CSK Auto Corp. (b)                                               1          9
   dELiA*s Corp. - Class A (b)                                      1          -
   Dress Barn Inc. (b)                                              1         10
   Duane Reade Inc. (b)                                             1         13
   Electronics Boutique Holdings Corp. (b)                          -          7
   Factory 2-U Stores Inc. (b)                                      -          1
   Finish Line - Class A (b)                                        1          7
   Finlay Enterprises Inc. (b)                                      -          2
   Footstar Inc. (b)                                                1          5
   Fred's Inc.                                                      1         20
   Friedman's Inc. - Class A                                        1          4
   Galyan's Trading Co. Inc. (b)                                    -          2
   Gart Sports Co. (b)                                              -          6
   Genesco Inc. (b)                                                 1         14
   Group 1 Automotive Inc. (b)                                      1         16
   Guitar Center Inc. (b)                                           -          8
   Hancock Fabrics Inc.                                             -          7
   Haverty Furniture Cos. Inc.                                      -          6
   Hibbett Sporting Goods Inc. (b)                                  -          7
   Hollywood Entertainment Corp. (b)                                2         25
   HOT Topic Inc. (b)                                               1         25
   IHOP Corp. (b)                                                   1         16
   Insight Enterprises Inc. (b)                                     1          9
   Intertan Inc. (b)                                                1          5
   J. Jill Group Inc. (b)                                           1         10
   Jack in the Box Inc. (b)                                         1         21
   Jo-Ann Stores Inc. - Class A (b)                                 -         10
   Kenneth Cole Productions Inc. (b)                                -          7
   Landry's Restaurants Inc.                                        1         13
   Linens `N Things Inc. (b)                                        1         27
   Lithia Motors Inc. - Class A (b)                                 -          7
   Lone Star Steakhouse & Saloon Inc.                               1         10
   Longs Drug Stores Corp.                                          1         16
   Luby's Inc. (b)                                                  -          1
   Men's Wearhouse Inc. (b)                                         1         18
   Mothers Work Inc. (b)                                            -          4
   Movado Group Inc.                                                -          6
   Movie Gallery Inc. (b)                                           1          9
   MSC Industrial Direct Co. Inc. (b)                               -          8
   Nu Skin Enterprises Inc.                                         1         15
   O'Charleys Inc. (b)                                              1         10
   OfficeMax Inc. (b)                                               4         19
   Pacific Sunwear of California (b)                                2         28
   Panera Bread Co. - Class A (b)                                   1         28
   Papa John's International Inc. (b)                               -         12
   Party City Corp. (b)                                             -          2
   Payless Shoesource Inc. (b)                                      1         39
   PEP Boys-Manny Moe & Jack                                        1         16
   PF Chang's China Bistro Inc. (b)                                 -         16
   Pricesmart Inc. (b)                                              -          2
   Rare Hospitality International Inc. (b)                          1         17
   Regis Corp.                                                      1         36
   Restoration Hardware Inc. (b)                                    1          5
   Rex Stores Corp. (b)                                             -          1
   Ryan's Family Steak Houses Inc. (b)                              2         18
   School Specialty Inc. (b)                                        -          8
   Sharper Image Corp. (b)                                          -          2
   Shoe Carnival Inc. (b)                                           -          6
   ShopKo Stores Inc. (b)                                           1         14
   Sonic Corp. (b)                                                  1         23
   Sports Authority Inc. (b)                                        1          9
   Stage Stores Inc. (b)                                            1         12
   Steak N Shake Co. (b)                                            1          5
   Stein Mart Inc. (b)                                              1          4
   TBC Corp. (b)                                                    1          6
   Too Inc. (b)                                                     1         28
   Tractor Supply Co. (b)                                           -         13
   Trans World Entertainment Corp. (b)                              1          3
   Triarc Cos. (b)                                                  1         14
   Tuesday Morning Corp. (b)                                        -          7
   Tweeter Home Entertainment Group Inc. (b)                        1          3
   Ultimate Electronics Inc. (b)                                    -          5
   United Auto Group Inc. (b)                                       1          8
   Urban Outfitters Inc. (b)                                        -          5
   West Marine Inc. (b)                                             -          3
   Wet Seal Inc. (b)                                                1          9
   Whitehall Jewellers Inc. (b)                                     -          3
   Wilsons The Leather Experts Inc. (b)                             1          3
   World Fuel Services Corp.                                        -          6
                                                                        --------
                                                                           1,136

Savings & Loans - 2.7%
   American Financial Holdings Inc.                                 1         21
   Anchor Bancorp Wisconsin Inc.                                    1         11
   Bank Mutual Corp.                                                -          9
   BankAtlantic Bancorp. Inc.                                       1         12
   BankUnited Financial Corp. - Class A (b)                         1         14
   Berkshire Hills Bancorp. Inc.                                    -          8
   BostonFed Bancorp. Inc.                                          -          4
   Brookline Bancorp. Inc.                                          2         22
   CFS Bancorp. Inc.                                                -          4
   Citizens First Bancorp. Inc.                                     -          5
   Commercial Federal Corp.                                         2         36
   Commonwealth Bancorp. Inc.                                       -         12
   Connecticut Bancshares Inc.                                      -         14
   Dime Community Bancshares Inc.                                   1         16
   Fidelity Bankshares Inc.                                         1         11
   First Essex Bancorp. Inc.                                        -          4
   First Federal Capital Corp.                                      1         10
   First Financial Holdings Inc.                                    -         11
   First Indiana Corp.                                              -          8
   First Niagara Financial Group Inc.                               -          7
   First Place Financial Corp.                                      1         10
   First Sentinel Bancorp. Inc.                                     1         13
   FIRSTFED AMERICA BANCORP Inc.                                    -          8
   FirstFed Financial Corp. (b)                                     -         14
   Flagstar Bancorp. Inc.                                           -          5
   Flushing Financial Corp.                                         -          7
   Harbor Florida Bancshares Inc.                                   1         18
   Hawthorne Financial Corp. (b)                                    -          7
   Hudson River Bancorp                                             1         13
   Itla Capital Corp. (b)                                           -          6
   MAF Bancorp. Inc.                                                1         22
   MASSBANK Corp.                                                   -          5
   Northwest Bancorp. Inc.                                          1         11
   OceanFirst Financial Corp.                                       -          7
   Ocwen Financial Corp. (b)                                        1          3
   Parkvale Financial Corp.                                         -          7
   PFF Bancorp. Inc.                                                1         18
   Port Financial Corp.                                             -          9
   Quaker City Bancorp. Inc. (b)                                    -          4
   Seacoast Financial Services Corp.                                1         15
   St. Francis Capital Corp.                                        -          5
   Staten Island Bancorp. Inc.                                      2         39
   Sterling Financial Corp. (b)                                     -          7
   Troy Financial Corp.                                             -          7
   United Community Financial Corp.                                 1          9
   Waypoint Financial Corp.                                         1         22
   WSFS Financial Corp.                                             -          7
                                                                        --------
                                                                             537

Semiconductors - 3.2%
   Actel Corp. (b)                                                  1         10
   ADE Corp. (b)                                                    -          2
   Advanced Power Technology Inc. (b)                               -          1
   Alliance Semiconductor Corp. (b)                                 1          3
   ANADIGICS Inc. (b)                                               1          2
   Artisan Components Inc. (b)                                      1          9
   AstroPower Inc. (b)                                              1          7
   Asyst Technologies Inc. (b)                                      1         11
   ATMI Inc. (b)                                                    1         17
   Axcelis Technologies Inc. (b)                                    3         15
   AXT Inc. (b)                                                     1          1
   Caliper Technologies Corp. (b)                                   1          2
   ChipPAC Inc. (b)                                                 1          5
   Cirrus Logic Inc. (b)                                            3          9
   Cohu Inc.                                                        1          8
   Credence Systems Corp. (b)                                       2         20
   Cree Inc. (b)                                                    3         43
   DSP Group Inc. (b)                                               1         16
   Dupont Photomasks Inc. (b)                                       -          7
   Electroglas Inc. (b)                                             1          1
   Emcore Corp. (b)                                                 1          1
   Entegris Inc. (b)                                                1         13
   ESS Technology (b)                                               1          9
   Exar Corp. (b)                                                   1         15
   FSI International Inc. (b)                                       1          3
   Genesis Microchip Inc. (b)                                       1         13
   GlobespanVirata Inc. (b)                                         3         13
   Helix Technology Corp.                                           1         10
   Integrated Silicon Solutions Inc. (b)                            1          3
   IXYS Corp. (b)                                                   -          3
   Kopin Corp. (b)                                                  3         11
   Kulicke & Soffa Industries Inc. (b)                              1          8
   Lattice Semiconductor Corp. (b)                                  3         26
   LTX Corp. (b)                                                    1          7
   Mattson Technology Inc. (b)                                      1          2
   MEMC Electronic Materials Inc. (b)                               2         15
   Microsemi Corp. (b)                                              1          4
   Microtune Inc. (b)                                               2          5
   MIPS Technologies Inc. - Class A (b)                             1          3
   Monolithic System Technology Inc. (b)                            1          6
   Mykrolis Corp. (b)                                               1          9
   Nanometrics Inc. (b)                                             -          1
   Oak Technology Inc. (b)                                          2          4
   Omnivision Technologies Inc. (b)                                 1          7
   Pericom Semiconductor Corp. (b)                                  1          5
   Photronics Inc. (b)                                              1         13
   Pixelworks Inc. (b)                                              2          9
   PLX Technology Inc. (b)                                          1          2
   Power Integrations Inc. (b)                                      1         11
   Rambus Inc. (b)                                                  3         20
   Rudolph Technologies Inc. (b)                                    -          5
   Silicon Image Inc. (b)                                           1          9
   Silicon Laboratories Inc. (b)                                    1         17
   Siliconix Inc. (b)                                               -          5
   Sipex Corp. (b)                                                  1          3
   Skyworks Solutions Inc. (b)                                      5         39
   Standard Microsystems Corp. (b)                                  -          8
   Supertex Inc. (b)                                                -          6
   Therma-Wave Inc. (b)                                             1          1
   Three-Five Systems Inc. (b)                                      1          6
   Transmeta Corp. (b)                                              3          4
   Trikon Technologies Inc. (b)                                     1          3
   Triquint Semiconductor Inc. (b)                                  4         18
   Ultratech Stepper Inc. (b)                                       1         10
   Varian Semiconductor Equipment Associates Inc. (b)               1         26
   Veeco Instruments Inc. (b)                                       1          9
   Vitesse Semiconductor Corp. (b)                                  7         14
   White Electronic Designs Corp. (b)                               1          4
   Xicor Inc. (b)                                                   1          1
   Zoran Corp. (b)                                                  1         11
                                                                        --------
                                                                             639

Software - 3.5%
   Acclaim Entertainment Inc. (b)                                   3          2
   Actuate Corp. (b)                                                1          2
   American Management Systems Inc. (b)                             1         14
   Ansys Inc. (b)                                                   -          7
   Ascential Software Corp. (b)                                     7         17
   Aspen Technology Inc. (b)                                        1          2
   Avid Technology Inc. (b)                                         1         19
   Barra Inc. (b)                                                   -         14
   Borland Software Corp. (b)                                       2         24
   Caminus Corp. (b)                                                -          1
   CCC Information Services Group (b)                               -          7
   Concord Communications Inc. (b)                                  -          4
   Datastream Systems Inc. (b)                                      1          6
   Dendrite International Inc. (b)                                  1          9
   Documentum Inc. (b)                                              1         17
   Eclipsys Corp. (b)                                               1          7
   eFunds Corp. (b)                                                 2         14
   EPIQ Systems Inc. (b)                                            -          6
   FILENET Corp. (b)                                                1         15
   Hyperion Solutions Corp. (b)                                     1         29
   IDX Systems Corp. (b)                                            1         10
   Informatica Corp. (b)                                            2         12
   Information Resources Inc. (b)                                   1          1
   infoUSA Inc. (b)                                                 1          4
   InterCept Inc. (b)                                               1         11
   Inter-Tel Inc.                                                   -          9
   Intertrust Technologies Corp. (b)                                2          9
   JDA Software Group Inc. (b)                                      1          6
   Keane Inc. (b)                                                   2         15
   Legato Systems Inc. (b)                                          3         16
   Mantech International Corp. - Class A (b)                        -          3
   Manugistics Group Inc. (b)                                       2          4
   MAPICS Inc. (b)                                                  -          3
   MAPINFO Corp. (b)                                                1          5
   Micromuse Inc. (b)                                               2          8
   Midway Games Inc. (b)                                            2          6
   MRO Software Inc. (b)                                            1          7
   MSC.Software Corp. (b)                                           1          9
   NDCHealth Corp.                                                  1         19
   NETIQ Corp. (b)                                                  1         18
   Novell Inc. (b)                                                 10         33
   Omnicell Inc. (b)                                                -          1
   Onyx Software Corp. (b)                                          1          2
   Opnet Technologies Inc. (b)                                      -          3
   Packeteer Inc. (b)                                               1          5
   Parametric Technology Corp. (b)                                  8         20
   PDF Solutions Inc. (b)                                           1          6
   Per-Se Technologies Inc. (b)                                     1          9
   Phoenix Technologies Ltd. (b)                                    1          8
   Pinnacle Systems Inc. (b)                                        2         30
   PLATO Learning Inc. (b)                                          1          5
   PracticeWorks Inc. (b)                                           1          5
   Probusiness Services Inc. (b)                                    1          8
   Progress Software Corp. (b)                                      1         15
   Quadramed Corp. (b)                                              1          3
   Quest Software Inc. (b)                                          1         12
   Red Hat Inc. (b)                                                 3         20
   Renaissance Learning Inc. (b)                                    -          8
   Retek Inc. (b)                                                   2          7
   Roxio Inc. (b)                                                   -          2
   Sanchez Computer Associates Inc. (b)                             -          1
   ScanSoft Inc. (b)                                                2          9
   Seachange International Inc. (b)                                 1          5
   Serena Software Inc. (b)                                         -          7
   SpeechWorks International Inc. (b)                               1          2
   SPSS Inc. (b)                                                    -          4
   Take-Two Interactive Software Inc. (b)                           1         28
   THQ Inc. (b)                                                     1         19
   Transaction Systems Architects Inc. (b)                          1          8
   Vastera Inc. (b)                                                 2         10
   Viewpoint Corp. (b)                                              1          2
   VitalWorks Inc. (b)                                              1          4
   Wind River Systems Inc. (b)                                      2          8
   Witness Systems Inc. (b)                                         -          2
                                                                        --------
                                                                             702

Storage/Warehousing - 0.0%
   Mobile Mini Inc. (b)                                             1          8

Telecommunications - 0.6%
   Aspect Communications Corp. (b)                                  2          6
   Broadwing Inc. (b)                                               5         18
   Commonwealth Telephone Enterprises Inc. (b)                      -         10
   CT Communications Inc.                                           -          5
   D&E Communications Inc.                                          -          1
   General Communication - Class A (b)                              1         10
   Golden Telecom Inc. (b)                                          1          9
   Hickory Tech Corp.                                               1          5
   Intrado Inc. (b)                                                 1          7
   Lightbridge Inc. (b)                                             1          8
   MASTEC Inc. (b)                                                  1          2
   Metro One Telecommunications Inc. (b)                            1          6
   PTEK Holdings Inc. (b)                                           1          6
   RMH Teleservices Inc. (b)                                        -          2
   Shenandoah Telecom Co.                                           -          6
   SureWest Communications                                          1         19
   Talk America Holdings Inc. (b)                                   -          3
   Touch America Holdings Inc. (b)                                  3          1
                                                                        --------
                                                                             124

Telecommunications Equipment - 1.4%
   Adtran Inc. (b)                                                  1         21
   Aeroflex Inc. (b)                                                2         13
   Anaren Microwave Inc. (b)                                        1          6
   Anixter International Inc. (b)                                   1         19
   Arris Group Inc. (b)                                             2          7
   Avanex Corp. (b)                                                 1          1
   Black Box Corp.                                                  1         35
   Cable Design Technologies Corp. (b)                              1          7
   C-COR.net Corp. (b)                                              1          3
   ClearOne Communications Inc. (b)                                 -          1
   CommScope Inc. (b)                                               2         16
   Computer Network Technology Corp. (b)                            1          6
   Extreme Networks Inc. (b)                                        4         13
   Foundry Networks Inc. (b)                                        3         23
   Harmonic Inc. (b)                                                1          3
   Hypercom Corp. (b)                                               1          4
   Ixia (b)                                                         1          4
   MRV Communications Inc. (b)                                      2          2
   New Focus Inc. (b)                                               1          5
   Newport Corp. (b)                                                1         15
   North Pittsburgh Systems Inc.                                    -          7
   Oplink Communications Inc. (b)                                   3          2
   Paradyne Networks Corp. (b)                                      1          1
   Plantronics Inc. (b)                                             1         16
   Somera Communications Inc. (b)                                   1          4
   Stratos Lightwave Inc. (b)                                       -          1
   Sycamore Networks Inc. (b)                                       5         14
   Tekelec (b)                                                      2         16
   Terayon Communication Systems Inc. (b)                           1          2
   Tollgrade Communications Inc. (b)                                -          2
   Turnstone Systems Inc. (b)                                       2          3
                                                                        --------
                                                                             272

Textiles - 0.2%
   Angelica Corp.                                                   -          3
   Culp Inc. (b)                                                    -          2
   G&K Services Inc. - Class A                                      1         23
   Quaker Fabric Corp. (b)                                          1          3
   Unifirst Corp.                                                   -          4
   Westpoint Stevens Inc. (b)                                       3          2
                                                                        --------
                                                                              37

Tobacco - 0.2%
   DIMON Inc.                                                       1          7
   Standard Commercial Corp.                                        -          7
   Universal Corp.                                                  1         25
   Vector Group Ltd.                                                1          6
                                                                        --------
                                                                              45

Toys & Hobbies - 0.2%
   Action Performance Cos. Inc.                                     1         11
   Boyds Collection Ltd. (b)                                        1          6
   Department 56 Inc. (b)                                           -          1
   Jakks Pacific Inc. (b)                                           1          8
   Marvel Enterprises Inc. (b)                                      1          4
   Racing Champions Ertl Corp. (b)                                  -          5
   Topps Co. Inc. (b)                                               1         10
                                                                        --------
                                                                              45

Transportation - 1.9%
   Airborne Inc.                                                    2         23
   Alexander & Baldwin Inc.                                         1         31
   Amerco Inc. (b)                                                  -          2
   Arkansas Best Corp. (b)                                          1         15
   Atlas Air Worldwide Holdings Inc. (b)                            -          1
   EGL Inc. (b)                                                     1         18
   Florida East Coast Industries - Class A                          1         20
   Forward Air Corp. (b)                                            -          7
   Genesee & Wyoming Inc. - Class A (b)                             -          7
   Gulfmark Offshore Inc. (b)                                       -          6
   Heartland Express Inc. (b)                                       1         21
   Interpool Inc.                                                   -          5
   J.B. Hunt Transport Services Inc. (b)                            1         19
   Kansas City Southern (b)                                         2         23
   Kirby Corp. (b)                                                  1         15
   Knight Transportation Inc. (b)                                   1         16
   Landstar System Inc. (b)                                         1         30
   Offshore Logistics Inc. (b)                                      1         15
   Overseas Shipholding Group Inc.                                  1         15
   RailAmerica Inc. (b)                                             1          8
   Roadway Corp.                                                    -         10
   SCS Transportation Inc. (b)                                      1          5
   USFreightways Corp.                                              1         23
   Werner Enterprises Inc.                                          1         25
   Yellow Corp. (b)                                                 1         24
                                                                        --------
                                                                             384

Water - 0.2%
   American States Water Co.                                        -         11
   California Water Service Group                                   -          9
   Connecticut Water Service Inc.                                   -          9
   Middlesex Water Co.                                              -          4
   SJW Corp.                                                        -          8
   Southwest Water Co.                                              1          7
                                                                        --------
                                                                              48

Wireless Telecommunications - 0.9%
   AirGate PCS Inc. (b)                                             1          -
   Alamosa Holdings Inc. (b)                                        3          1
   Allen Telecom Inc. (b)                                           1          6
   American Tower Corp. (b)                                         5         18
   Audiovox Corp. (b)                                               1          7
   Boston Communications Group Inc. (b)                             -          5
   Crown Castle International Corp. (b)                             6         24
   EMS Technologies Inc. (b)                                        -          6
   InterDigital Communications Corp. (b)                            2         27
   Netro Corp. (b)                                                  2          5
   Nextel Partners Inc. (b)                                         2         13
   Powerwave Technologies Inc. (b)                                  3         14
   Price Communications Corp. (b)                                   2         24
   Proxim Corp. - Class A (b)                                       4          4
   REMEC Inc. (b)                                                   2          6
   Spectralink Corp. (b)                                            1          4
   Stratex Networks Inc. (b)                                        2          4
   Ubiquitel Inc. (b)                                               2          1
   US Unwired Inc. (b)                                              3          1
   Viasat Inc. (b)                                                  1          8
   Western Wireless Corp. (b)                                       2          9
                                                                        --------
                                                                             187
                                                                        --------

   Total Common Stocks (cost $22,574)                                     19,148
                                                                        --------

Mutual Funds - 0.0%
   Gladstone Capital Corp.                                          -          7
                                                                        --------

   Total Mutual Funds (cost $7)                                                7
                                                                        --------

Short Term Investments - 4.3%

Money Market Funds - 3.6%
   Dreyfus Cash Management Plus, 1.36% (a)                        708        708

U.S. Treasury Bills - 0.7%
   U.S. Treasury Bill, 1.185%, 03/13/03 (l)                       150        150
                                                                        --------

Total Short Term Investments (cost $858)                                     858
                                                                        --------

Total Investments - 100% (cost $23,439)                                   20,013
                                                                        --------
                                                                        --------

Oppenheimer/JNL Global Growth Fund

Common Stocks - 89.6%
Advertising - 0.4%
   JC Decaux SA (b)                                                15   $    184

Aerospace & Defense - 3.2%
   Empresa Brasileira de Aeronautica SA - ADR                      28        451
   Lockheed Martin Corp.                                            5        271
   Northrop Grumman Corp.                                           4        398
   Raytheon Co.                                                    17        526
                                                                        --------
                                                                           1,646

Auto Manufacturers - 0.8%
   Volkswagen AG                                                   12        417

Auto Parts & Equipment - 0.2%
   Valeo SA                                                         4        113

Banks - 8.8%
   ABN Amro Holding NV                                             30        495
   Australia & New Zealand Banking Group Ltd.                      61        595
   Bank One Corp.                                                  30      1,082
   ICICI Bank Ltd. - ADR                                           56        362
   Royal Bank of Scotland Group Plc                                28        668
   Societe Generale                                                11        613
   Wachovia Corp.                                                  20        714
                                                                        --------
                                                                           4,529

Beverages - 2.6%
   Cia de Bebidas das Americas - ADR                               17        263
   Diageo Plc                                                      44        477
   Fomento Economico Mexicano SA de CV                             88        316
   Grupo Modelo SA                                                117        286
                                                                        --------
                                                                           1,342

Biotechnology - 2.2%
   Affymetrix Inc. (b)                                              8        174
   Amgen Inc. (b)                                                  11        532
   Human Genome Sciences Inc. (b)                                   7         59
   IDEC Pharmaceuticals Corp. (b)                                   6        209
   Oxford GlycoSciences Plc (b)                                    13         28
   Qiagen NV (b)                                                   24        124
                                                                        --------
                                                                           1,126

Chemicals - 1.1%
   International Flavors & Fragrances Inc.                         16        575

Commercial Services - 1.2%
   Quintiles Transnational Corp. (b)                                4         50
   Rentokil Initial Plc                                           162        575
                                                                        --------
                                                                             625

Computers - 4.8%
   Cadence Design Systems Inc. (b)                                140      1,652
   Cap Gemini SA                                                    4         89
   International Business Machines Corp.                            2        157
   Synopsys Inc. (b)                                               12        540
                                                                        --------
                                                                           2,438

Cosmetics & Personal Care - 1.6%
   Shiseido Co. Ltd.                                               20        260
   Wella AG                                                        10        572
                                                                        --------
                                                                             832

Diversified Financial Services - 3.4%
   American Express Co.                                            17        595
   Citigroup Inc.                                                   6        225
   Credit Saison Co. Ltd.                                          19        319
   Fannie Mae                                                       8        482
   MBNA Corp.                                                       6        119
                                                                        --------
                                                                           1,740


Electrical Components & Equipment - 1.2%
   Sharp Corp.                                                     48        456
   Toshiba Corp. (b)                                               44        138
                                                                        --------
                                                                             594

Electronics - 1.5%
   Applera Corp. - Applied Biosystems Group                        15        267
   Keyence Corp.                                                    1        122
   Koninklijke Philips Electronics NV                              10        173
   Kyocera Corp.                                                    3        198
                                                                        --------
                                                                             760

Entertainment - 0.7%
   International Game Technology (b)                                5        361

Food - 1.1%
   Cadbury Schweppes Plc                                           79        491
   Delhaize Group                                                   4         80
                                                                        --------
                                                                             571

Gas - 0.6%
   Hong Kong & China Gas Co. Ltd.                                 225        292

Healthcare - 3.9%
   Amersham Plc                                                    28        255
   Cie Generale D'Optique Essilor International SA                  6        230
   Johnson & Johnson                                               11        606
   Oxford Health Plans (b)                                          5        193
   Quest Diagnostics Inc. (b)                                       8        473
   Smith & Nephew Plc                                              39        240
                                                                        --------
                                                                           1,997

Home Furnishings - 0.7%
   SONY Corp.                                                       8        351

Household Products - 4.1%
   Hindustan Lever Ltd.                                           127        482
   Reckitt Benckiser Plc                                           63      1,230
   Societe BIC SA                                                  12        410
                                                                        --------
                                                                           2,122

Insurance - 2.2%
   ACE Ltd.                                                        15        442
   Berkshire Hathaway Inc. - Class B (b)                            -        460
   Manulife Financial Corp.                                        11        245
                                                                        --------
                                                                           1,147

Internet - 0.7%
   Symantec Corp. (b)                                               7        287
   Trend Micro Inc. (b)                                             5         86
                                                                        --------
                                                                             373

Manufacturing - 0.3%
   Bombardier Inc. - Class B                                       47        158

Media - 6.3%
   Comcast Corp. - Class A (b)                                      6        139
   Grupo Televisa SA - ADR (b)                                     12        349
   Pearson Plc                                                     49        451
   Reed Elsevier Plc                                               75        640
   Singapore Press Holdings Ltd.                                   50        530
   Sirius Satellite Radio Inc. (b)                                 19         12
   Television Broadcasts Ltd.                                     118        373
   Wolters Kluwer NV                                               27        472
   ZEE Telefilms Ltd.                                             142        290
                                                                        --------
                                                                           3,256

Oil & Gas Producers - 4.8%
   BP Plc - ADR                                                    15        594
   ChevronTexaco Corp.                                              7        472
   EnCana Corp.                                                    11        346
   Husky Energy Inc.                                               51        536
   Royal Dutch Petroleum Co. - NYS                                 12        523
                                                                        --------
                                                                           2,471

Pharmaceuticals - 7.5%
   AstraZeneca Plc                                                  7        239
   Aventis SA                                                       9        467
   Eisai Co. Ltd.                                                  13        285
   Gilead Sciences Inc. (b)                                        13        439
   Novartis AG                                                     15        543
   Pfizer Inc.                                                     16        502
   Sanofi-Synthelabo SA                                            19      1,142
   Takeda Chemical Industries Ltd.                                  6        252
                                                                        --------
                                                                           3,869

Retail - 3.2%
   Best Buy Co. Inc. (b)                                            7        175
   Boots Co. Plc                                                   31        297
   Circuit City Stores Inc. - Circuit City Group                   44        325
   Dixons Group Plc                                                95        222
   Gap Inc.                                                        22        340
   RadioShack Corp.                                                10        184
   Seven-Eleven Japan Co. Ltd.                                      3         91
                                                                        --------
                                                                           1,634

Semiconductors - 2.1%
   Applied Materials Inc. (b)                                      14        186
   Broadcom Corp. (b)                                              14        214
   National Semiconductor Corp. (b)                                34        513
   Novellus Systems Inc. (b)                                        6        162
                                                                        --------
                                                                           1,075

Software - 4.6%
   Electronic Arts Inc. (b)                                         7        366
   Infosys Technologies Ltd.                                        6        567
   Microsoft Corp. (b)                                             18        920
   Sybase Inc. (b)                                                 40        530
                                                                        --------
                                                                           2,383

Telecommunications - 4.1%
   Amdocs Ltd. (b)                                                 19        190
   AT&T Corp.                                                       4         94
   BT Group Plc                                                   123        388
   KDDI Corp.                                                       -      1,110
   Tele Norte Leste Participacoes SA                           41,076        317
                                                                        --------
                                                                           2,099

Telecommunications Equipment - 3.4%
   JDS Uniphase Corp. (b)                                         109        268
   Scientific-Atlanta Inc.                                         29        343
   Tandberg ASA (b)                                                60        344
   Telefonaktiebolaget LM Ericsson - Class B (b)                1,119        784
                                                                        --------
                                                                           1,738

Toys & Hobbies - 0.5%
   Nintendo Co. Ltd.                                                2        233

Transportation - 0.2%
   Amadeus Global Travel Distribution SA                           26        107

Water - 0.4%
   Suez SA                                                         11        183

Wireless Telecommunications - 5.2%
   Qualcomm Inc. (b)                                               38      1,379
   SK Telecom Co. Ltd.                                              1        253
   SK Telecom Co. Ltd. - ADR                                       11        239
   Vodafone Group Plc                                             426        776
                                                                        --------
                                                                           2,647
                                                                        --------

   Total Common Stocks (cost $53,653)                                     45,988
                                                                        --------

Corporate Bonds - 0.0%

Telecommunications - 0.0%
   Telewest Communication Plc, 11.00%, 10/01/07 (i)                65         12
                                                                        --------

   Total Corporate Bonds (cost $53)                                           12

Preferred Stocks - 2.4%
Auto Manufacturers - 1.5%
   Porsche AG                                                       2        766

Pharmaceuticals - 0.9%
   Fresenius AG                                                    13        480
                                                                        --------

   Total Preferred Stocks (cost $1,666)                                    1,246
                                                                        --------

Short Term Investments - 8.0%

Money Market Funds - 8.0%
   Dreyfus Cash Management Plus, 1.36% (a)                      2,505      2,505
   Dreyfus Government Cash Management, 1.28% (a)                1,581      1,581
                                                                        --------

   Total Short Term Investments (cost $4,086)                              4,086
                                                                        --------

Total Investments - 100% (cost $59,458)                                   51,332
                                                                        --------
                                                                        --------

Oppenheimer/JNL Growth Fund
Common Stocks - 86.7%

Commercial Services - 1.5%
   Concord EFS Inc. (b)                                            18  $     280

Computers - 5.1%
   Dell Computer Corp. (b)                                         25        677
   International Business Machines Corp.                            3        233
                                                                        --------
                                                                             909
Diversified Financial Services - 7.9%
   SLM Corp.                                                       14      1,402

Healthcare - 26.0%
   Biomet Inc.                                                      8        222
   Johnson & Johnson                                               20      1,074
   Lincare Holdings Inc. (b)                                       28        883
   Medtronic Inc.                                                   9        420
   Stryker Corp.                                                   15      1,039
   Varian Medical Systems Inc. (b)                                 20        994
                                                                        --------
                                                                           4,632

Insurance - 4.4%
   AMBAC Financial Group Inc.                                       7        376
   MBIA Inc.                                                       10        417
                                                                        --------
                                                                             793

Investment Companies - 3.5%
   Nasdaq-100 Index Tracking Stock (b)                             25        622

Leisure Time - 5.2%
   Harley-Davidson Inc.                                            20        926

Pharmaceuticals - 11.6%
   AmerisourceBergen Corp.                                          7        364
   Cardinal Health Inc.                                             8        450
   Forest Laboratories Inc. (b)                                     5        530
   Gilead Sciences Inc. (b)                                        21        726
                                                                        --------
                                                                           2,070

Retail - 16.1%
   Bed Bath & Beyond Inc. (b)                                      24        820
   Costco Wholesale Corp. (b)                                      17        485
   Kohl's Corp. (b)                                                18      1,000
   Walgreen Co.                                                    19        562
                                                                        --------
                                                                           2,867

Software - 5.4%
   Microsoft Corp. (b)                                             19        970
                                                                        --------

   Total Common Stocks (cost $16,271)                                     15,471

Short Term Investments - 13.3%

Money Market Funds - 6.1%
   Dreyfus Cash Management Plus, 1.36% (a)                        855        855
   Dreyfus Government Cash Management, 1.28% (a)                  223        223
                                                                        --------
                                                                           1,078
Repurchase Agreement - 7.2%
   Repurchase Agreement with Mellon Trust, 0.50%,
   (Collateralized by $2,076 Federal Home Loan
   Mortgage Corporation, 6.50%, due 12/01/18,
   market value $2,080) acquired
   on 12/31/02, due 01/02/03 at $1,287                          1,287      1,287
                                                                        --------

   Total Short Term Investments (cost $2,365)                              2,365
                                                                        --------

Total Investments - 100% (cost $18,636)                                   17,836
                                                                        --------
                                                                        --------

PIMCO/JNL Total Return Bond Fund

Municipals - 0.8%

Water - 0.8%
   Clark County Nevada, 5.00%, 06/01/32                          1,900  $  1,921
                                                                        --------
   Total Municipals (cost $1,894)                                          1,921
                                                                        --------

Corporate Bonds - 24.5%

Aerospace & Defense - 0.0%
   Raytheon Co., 5.50%, 11/15/12                                   130       132

Asset Backed Securities - 10.7%
   Ameriquest Mortgage Securities Inc.
   1.72%, 07/15/30 (g)                                              68        68
   1.69%, 08/25/32 (g)                                             720       718
   Amortizing Residential Collateral Trust,
   1.71%, 07/25/32 (g)                                           1,104     1,100
   Bayview Financial Acquisition Trust
   1.82%, 04/25/31 (e) (g)                                          60        63
   1.70%, 07/25/31 (e) (g)                                         241       240
   Bear Stearns Adjustable Rate Mortgage Trust
   4.81%, 11/25/30 (g)                                              45        47
   6.62%, 11/25/31 (g)                                             122       125
   6.21%, 01/25/32 (g)                                             159       160
   6.07%, 02/25/32 (g)                                              31        31
   6.14%, 02/25/32 (g)                                              68        69
   5.43%, 10/25/32 (g)                                             191       195
   5.68%, 12/30/32 (g)                                             500       508
   5.38%, 01/25/33 (g)                                           1,200     1,224
   Bear Stearns Mortgage Securities Inc.,
   6.75%, 03/25/28                                                 600       616
   CDC Mortgage Capital Trust, 1.71%, 01/25/33 (g)               1,401     1,397
   Chase Mortgage Finance Corp., 6.2136%, 12/25/29 (g)             297       311
   Conseco Finance Securitizations Corp.,
   3.22%, 09/01/33 (g)                                             402       403
   Conseco Private Label Credit Card Master Note Trust,
   1.70%, 12/15/08 (g)                                             200       190
   Conseco Recreational Enthusiast Consumer Trust,
   7.56%, 02/24/30                                                  13        13
   Countrywide Asset-Backed Certificates,
   1.65%, 06/25/31 (g)                                             347       347
   Credit-Based Asset Servicing and Securitization,
   1.74%, 06/25/32 (g)                                             260       259
   CS First Boston Mortgage Securities Corp.
   1.77%, 08/25/31 (g)                                             119       118
   2.07%, 11/25/31 (g)                                             204       205
   1.82%, 02/25/32 (g)                                             374       374
   Equity One ABS Inc., 1.66%, 11/25/32 (g)                      1,031     1,023
   E-Trade Bank Mortgage Backed Securities,
   7.04%, 09/25/31 (g)                                             117       118
   Federal Housing Administration, 6.50%, 01/30/43                 500       528
   First Nationwide Trust, 2.02%, 09/25/31 (g)                     240       241
   GSR Mortgage Loan Trust, 5.575%, 10/25/31 (g)                 1,412     1,431
   G-Wing Ltd., 4.09%, 05/06/04 (e) (g)                            400       396
   Indymac ARM Trust, 6.45%, 01/25/32 (g)                           55        56
   Irwin Low Balance Home Equity Loan Trust,
   1.795%, 06/25/21 (e) (g)                                         49        49
   Mellon Residential Funding Corp., 1.91%, 10/20/29 (g)           800       801
   Mid-State Trust, 8.33%, 04/01/30 (g)                             40        45
   Morgan Stanley Capital I, 6.59%, 10/03/30                       190       203
   PNC Mortgage Securities Corp., 6.30%, 07/25/29                  800       809
   Providian Gateway Master Trust,
   1.64%, 03/15/07 (e) (g)                                         600       600
   Residential Asset Securitization Trust,
   7.13%, 07/25/31 (g)                                             500       533
   Residential Funding Mortgage Securities I Trust
   6.75%, 06/25/28                                                 300       308
   7.50%, 12/25/30                                                 113       115
   Salomon Brothers Mortgage Securities VII,
   7.60%, 08/25/30 (g)                                               2         2
   Sequoia Mortgage Trust, 1.77%, 10/19/26 (g)                     788       784
   Small Business Administration Participation Certificates,
   6.29%, 01/01/21                                                  92       101
   Structured Asset Mortgage Investments Inc.,
   1.75%, 09/19/32 (g)                                             984       984
   Structured Asset Securities Corp.
   1.87%, 06/25/17 (g)                                           1,476     1,477
   1.90%, 03/25/31 (g)                                             282       283
   1.87%, 05/25/31 (g)                                              65        65
   6.50%, 10/25/31                                                  51        53
   6.26%, 02/25/32 (g)                                             148       150
   1.71%, 01/25/33 (g)                                             247       246
   Torrens Trust, 1.68%, 07/15/31 (e) (g)                          200       200
   Washington Mutual, 5.10%, 10/25/32 (g)                        1,428     1,471
   Washington Mutual Bank FA, 6.39%, 10/19/39 (g)                  512       517
   Washington Mutual Mortgage Securities Corp.,
   6.01%, 01/25/31 (g)                                             225       228
   Washington Mutual MSC Mortgage Pass-Through CTFS,
   5.39%, 02/25/31                                               2,036     2,088
   Wells Fargo Mortgage Backed Securities Trust
   6.15%, 01/25/32 (g)                                             147       148
   5.20%, 09/25/32 (g)                                             418       425
                                                                        --------
                                                                          25,259

Auto Manufacturers - 1.1%
   DaimlerChrysler NA Holding Corp.
   2.20%, 08/01/03 (f)                                           2,200     2,198
   6.90%, 09/01/04                                                 500       529
                                                                        --------
                                                                           2,727

Banks - 0.6%
   Bank of America Corp., 6.20%, 08/15/03                          200       206
   Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)                 300       333
   Fifth Third Bank, 7.75%, 08/15/10                               500       561
   JPMorgan Chase & Co., 5.75%, 01/02/13                           100       101
   Wachovia Corp., 4.95%, 11/01/06                                 100       107
                                                                        --------
                                                                           1,308

Chemicals - 0.1%
   Dow Chemical Co., 8.04%, 07/02/05                               173       183

Diversified Financial Services - 3.3%
   Atlas Reinsurance Plc, 4.135%, 01/07/05 (e) (g)                 500       503
   Bear Stearns Co. Inc., 1.695%, 12/01/03 (g)                     300       300
   CIT Group Inc., 2.21%, 04/07/03 (g)                             300       300
   CS First Boston Mortgage Securities Corp.,
   2.47%, 03/25/32 (g)                                             993       982
   Ford Motor Credit Co., 1.60%, 03/17/03 (g)                      200       200
   Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                    100        77
   General Electric Capital Corp., 6.125%, 02/22/11                200       217
   General Motors Acceptance Corp.
   2.01%, 08/04/03 (g)                                             100        99
   2.56%, 01/20/04 (g)                                           2,001     1,972
   2.01%, 04/05/04 (g)                                             100        98
   2.48%, 05/04/04 (g)                                             500       490
   2.095%, 05/10/04 (g)                                            100        98
   2.19%, 07/21/04 (g)                                             100        97
   8.00%, 11/01/31                                                 300       302
   Goldman Sachs Group Inc., 5.70%, 09/01/12                        40        42
   Pemex Finance Ltd., 5.72%, 11/15/03                             150       152
   Vendee Mortgage Trust, 6.50%, 09/15/24                        1,024     1,110
   Verizon Global Funding Corp., 2.97%, 05/15/21 (j)             1,100       634
                                                                        --------
                                                                           7,673

Electric - 1.4%
   Appalachian Power Co., 4.80%, 06/15/05                          700       703
   Entergy Gulf States Inc., 2.72%, 09/01/04 (e) (g)               400       399
   Gulf States Utilities, 8.25%, 04/01/04 (f)                    1,000     1,060
   Oncor Electric Delivery Co., 6.375%, 01/15/15 (e)             1,000     1,021
   Progress Energy Inc., 7.75%, 03/01/31                            30        34
                                                                        --------
                                                                           3,217

Electronics - 0.1%
   Parker Hannifin Employee Stock Ownership Trust,
   6.34%, 07/15/08 (e)                                             160       175

Environmental Control - 0.9%
   Waste Management Inc., 6.50%, 11/15/08 (f)                    2,000     2,164

Food - 0.0%
   Albertson's Inc., 8.00%, 05/01/31                               100       118

Forest Products & Paper - 0.2%
   Weyerhaeuser Co., 7.95%, 03/15/25                               400       465

Insurance - 0.1%
   Allstate Corp., 6.75%, 06/15/03                                 200       204

Media - 1.4%
   AOL Time Warner Inc., 7.70%, 05/01/32 (f)                     2,200     2,290
   Comcast Cable Communications, 6.75%, 01/30/11                    20        20
   Time Warner Inc., 9.125%, 01/15/13                              400       469
   Walt Disney Co., 4.50%, 09/15/04                                500       513
                                                                        --------
                                                                           3,292

Oil & Gas Producers - 0.0%
   Amerada Hess Corp., 7.875%, 10/01/29                             40        46


Pipelines - 1.5%
   EL Paso Corp.
   8.05%, 10/15/30                                               1,000       620
   7.80%, 08/01/31                                               1,500       930
   7.75%, 01/15/32                                                 900       558
   Williams Cos. Inc., 8.75%, 03/15/32 (e) (f)                   2,200     1,441
                                                                        --------
                                                                           3,549

Retail - 0.1%
   Sears Roebuck Acceptance Corp., 7.03%, 06/04/03                 200       201

Sovereign - 0.4%
   United Mexican States, 8.00%, 09/24/22                          800       828

Telecommunications - 2.6%
   British Telecommunications Plc
   2.705%, 12/15/03 (g)                                            400       403
   8.375%, 12/15/10 (g)                                            100       120
   France Telecom SA
   4.16%, 03/14/03 (g)                                             700       700
   10.00%, 03/01/31 (g)                                            330       402
   Qwest Corp.
   5.65%, 11/01/04                                                 315       284
   8.875%, 03/15/12 (e)                                            500       485
   Sprint Capital Corp.
   6.00%, 01/15/07                                                 200       189
   6.90%, 05/01/19                                                 300       246
   6.875%, 11/15/28                                              2,000     1,610
   8.75%, 03/15/32                                               1,000       950
   Verizon Florida Inc., 6.125%, 01/15/13                          100       107
   Verizon New York Inc., 7.375%, 04/01/32                         100       116
   Verizon Pennsylvania, 5.65%, 11/15/11                           500       523
                                                                        --------
                                                                           6,135

Wireless Telecommunications - 0.0%
   Vodafone Group Plc, 6.25%, 11/30/32                             100       100
                                                                        --------

   Total Corporate Bonds (cost $58,165)                                   57,776
                                                                        --------

Government Securities - 49.8%

Sovereign - 7.3%
   Buoni Poliennali Del Tesoro, 4.50%, TBA (c)                   3,187     3,346
   Federal Republic of Brazil
   2.56%, 04/15/06 (g)                                             168       129
   11.50%, 03/12/08                                                200       152
   11.00%, 01/11/12                                                600       399
   8.00%, 04/15/14                                                 739       484
   11.00%, 08/17/40                                                600       374
   Federal Republic of Germany
   4.25%, TBA (c)                                                3,187     3,352
   6.50%, 07/04/27                                                 400       517
   5.625%, 01/04/28                                                300       351
   4.75%, 07/04/28                                                 200       207
   6.25%, 01/04/30                                                 300       381
   French Treasury Note, 5.00%, TBA (c)                          3,187     3,346
   Republic of Panama
   9.375%, 07/23/12                                                200       214
   9.375%, 01/16/23                                                200       206
   Republic of Peru, 9.125%, 02/21/12                              100        98
   Republic of South Africa, 9.125%, 05/19/09                      100       119
   United Mexican States
   8.375%, 01/14/11                                                200       226
   6.25%, 12/31/19                                                 500       486
   8.30%, 08/15/31                                               2,700     2,849
   United Mexican States-Value Recovery Right
   0.00%, 06/30/04 (g)                                           1,300         -
   0.00%, 06/30/05 (g)                                           1,300         -
   0.00%, 06/30/06 (g)                                           1,300         -
   0.00%, 06/30/07 (g)                                           1,300         -
                                                                        --------
                                                                          17,236

U.S. Government Agencies - 30.7%
   Federal Home Loan Mortgage Corp.
   6.00%, 03/01/16                                                 766       801
   6.00%, 08/01/16                                                 335       350
   6.20%, 08/15/21                                                  20        20
   6.25%, 08/25/22                                               1,015     1,056
   7.00%, 05/15/23                                               1,562     1,742
   5.50%, 11/15/24                                                 691       696
   4.77%, 07/01/27 (g)                                              12        12
   1.87%, 11/15/30 (g)                                             126       127
   6.25%, 07/15/32                                                 100       113
   Federal National Mortgage Association
   5.50%, TBA (c)                                                6,400     6,630
   6.00%, TBA (c)                                               12,200    12,749
   6.00%, 04/01/16 (f)                                             593       621
   6.00%, 05/01/16 (f)                                             230       241
   6.00%, 06/01/16 (f)                                             106       111
   6.00%, 08/01/16 (f)                                             295       309
   6.00%, 11/01/16 (f)                                             701       733
   5.50%, 12/01/16 (f)                                           1,611     1,672
   5.50%, 01/01/17 (f)                                           4,019     4,172
   6.00%, 01/01/17 (f)                                             602       630
   6.00%, 02/01/17 (f)                                           1,634     1,709
   5.50%, 03/01/17 (f)                                             463       481
   6.00%, 03/01/17 (f)                                           2,901     3,036
   6.00%, 04/01/17 (f)                                           4,120     4,311
   5.50%, 05/01/17 (f)                                             405       421
   6.00%, 05/01/17 (f)                                           2,106     2,203
   6.00%, 07/01/17 (f)                                             536       561
   6.00%, 08/01/17 (f)                                             505       529
   5.50%, 09/01/17 (f)                                             111       115
   6.00%, 09/01/17 (f)                                             629       658
   5.50%, 10/01/17 (f)                                             882       915
   6.00%, 10/01/17 (f)                                             472       494
   5.50%, 11/01/17 (f)                                             880       913
   5.50%, 12/01/17 (f)                                             992     1,031
   5.00%, 09/25/18 (f) (g)                                       2,744     2,807
   6.50%, 07/01/32 (f)                                           1,424     1,484
   3.58%, 09/01/40 (f) (g)                                         235       239
   FHA St. Regis Nursing Home, 7.50%, 03/01/32                     199       205
   Government National Mortgage Association
   7.00%, 08/15/28 (f)                                             134       142
   6.50%, 04/15/29 (f)                                             499       524
   7.00%, 04/15/29                                                  26        27
   7.00%, 03/15/31                                                 293       310
   6.50%, 04/15/31                                                 870       914
   7.00%, 04/15/31 (f)                                           1,556     1,649
   6.50%, 05/15/31                                                  28        29
   7.00%, 06/15/31 (f)                                           1,886     1,999
   7.00%, 07/15/31 (f)                                           2,267     2,405
   7.00%, 08/15/31                                                 636       674
   7.00%, 09/15/31                                                 853       904
   6.50%, 10/15/31                                                 847       890
   7.00%, 11/15/31 (f)                                           1,057     1,120
   6.50%, 12/15/31 (f)                                             761       799
   7.00%, 12/15/31                                                 644       682
   7.00%, 05/15/32                                                 300       318
   7.00%, 06/15/32 (f)                                             685       726
   Government National Mortgage Association II
   5.375%, 05/20/26 (g)                                            607       624
   5.375%, 02/20/27 (g)                                             56        58
   5.00%, 04/20/30                                                 163       167
   4.50%, 05/20/30                                                 126       130
   4.50%, 02/20/32                                               1,255     1,283
   5.00%, 02/20/32                                                 840       862
   Resolution Fund Corp. - Principal Only,
   5.51%, 10/15/20 (k)                                             400       151
   Small Business Administration, 7.449%, 08/01/10                  90       103
                                                                        --------
                                                                          72,387

U.S. Treasury Securities - 11.8% U.S. Treasury Bond
   7.25%, 05/15/16                                                 800     1,024
   7.50%, 11/15/16                                               5,800     7,585
   8.75%, 05/15/17                                               1,200     1,735
   8.875%, 08/15/17                                              1,300     1,900
   5.50%, 08/15/28                                                 300       324
   U.S. Treasury Inflation Indexed Bond
   3.375%, 01/15/07 (l)                                            114       124
   4.25%, 01/15/10                                                 108       123
   3.375%, 01/15/12                                                408       446
   3.00%, 07/15/12                                                 202       214
   3.875%, 04/15/29                                             10,035    12,271
   U.S. Treasury Strip Coupon
   4.95%, 11/15/16 (k)                                             400       203
   4.98%, 02/15/17 (k)                                             700       349
   5.00%, 05/15/17 (k)                                           1,800       885
   U.S. Treasury Strip Principal
   4.97%, 05/15/17 (k)                                             400       198
   5.32%, 11/15/27 (k)                                           1,500       407
                                                                        --------
                                                                          27,788
                                                                        --------

   Total Government Securities (cost $115,234)                           117,411
                                                                        --------

Short Term Investments - 24.9%

Commercial Paper - 18.1%
   AT&T Corp., 3.57%, 04/18/03 (e) (g)                           1,300     1,300
   CDC Commercial Paper Corp., 1.31%, 02/04/03                   4,200     4,195
   Danske Corp.
   1.32%, 03/13/03                                               6,800     6,782
   1.33%, 03/19/03                                               2,300     2,293
   Eksportfinans ASA, 1.30%, 02/10/03                            8,700     8,687
   GlaxoSmithKline Finance Plc, 1.32%, 02/14/03                  6,000     5,990
   HBOS Treasury Services Plc
   1.33%, 02/11/03                                                 400       399
   1.325%, 02/12/03                                              5,400     5,392
   Royal Bank of Scotland, 1.31%, 02/27/03                       2,400     2,395
   Swedish National Housing, 1.36%, 03/11/03                     3,000     2,992
   UBS Finance LLC, 1.325%, 03/26/03                               500       499
   Westpac Capital Corp., 1.34%, 03/25/03                        1,700     1,696
                                                                        --------
                                                                          42,620

Money Market Funds - 5.0%
   Dreyfus Cash Management Plus, 1.36% (a)                      10,433    10,433
   Dreyfus Government Cash Management, 1.28% (a)                 1,356     1,356
                                                                        --------
                                                                          11,789

U.S. Government Agencies - 1.6%
   Federal Home Loan Bank Discount Notes,
   1.28%, 03/19/03                                                 700       698
   Federal National Mortgage Association Discount Notes
   1.70%, 01/15/03                                               1,400     1,399
   1.23%, 02/12/03 (l)                                             500       499
   1.24%, 02/12/03                                                  50        50
   1.71%, 04/09/03                                               1,200     1,195
                                                                        --------
                                                                           3,841



U.S. Treasury Bills - 0.2% U.S. Treasury Bill
   1.19%, 02/13/03 (l)                                             235       235
   1.19%, 02/20/03 (l)                                             355       354
                                                                        --------
                                                                             589


Total Short Term Investments (cost $58,839)                               58,839
                                                                        --------

Total Investments - 100% (cost $234,132)                                 235,947
                                                                        --------
                                                                        --------

PPM America/JNL Balanced Fund
Common Stocks - 60.2%

Aerospace & Defense - 1.1%
   United Technologies Corp.                                        39 $   2,416

Apparel - 2.1%
   Liz Claiborne Inc.                                               68     2,019
   V.F. Corp.                                                       71     2,556
                                                                        --------
                                                                           4,575

Auto Manufacturers - 2.0%
   Ford Motor Co.                                                  230     2,139
   General Motors Corp.                                             57     2,083
                                                                        --------
                                                                           4,222

Auto Parts & Equipment - 0.9%
   Delphi Corp.                                                    250     2,016


Banks - 3.7%
   Bank of America Corp.                                            37     2,553
   Banknorth Group Inc.                                             58     1,309
   Charter One Financial Inc.                                       88     2,525
   KeyCorp                                                          66     1,669
                                                                        --------
                                                                           8,056

Building Materials - 0.9%
   Masco Corp.                                                      93     1,964


Chemicals - 2.7%
   Ashland Inc.                                                     90     2,568
   PPG Industries Inc.                                              32     1,604
   Rohm & Haas Co.                                                  48     1,556
                                                                        --------
                                                                           5,728

Computers - 1.0%
   Hewlett-Packard Co.                                             119     2,066


Diversified Financial Services - 4.7%
   Citigroup Inc.                                                   86     3,037
   Fannie Mae                                                       45     2,863
   JPMorgan Chase & Co.                                            110     2,637
   T. Rowe Price Group Inc.                                         60     1,640
                                                                        --------
                                                                          10,177

Electric - 3.8%
   Dominion Resources Inc.                                          38     2,075
   FirstEnergy Corp.                                                90     2,954
   NiSource Inc.                                                   153     3,068
                                                                        --------
                                                                           8,097

Electronics - 1.2%
   Parker Hannifin Corp.                                            58     2,680


Food - 1.3%
   Kroger Co. (b)                                                  183     2,820

Forest Products & Paper - 1.0%
   MeadWestvaco Corp.                                               90     2,231

Healthcare - 1.2%
   HCA Inc.                                                         65     2,698


Home Furnishings - 1.1%
   Maytag Corp.                                                     84     2,400


Household Products - 1.1%
   Fortune Brands Inc.                                              51     2,372


Insurance - 4.5%
   Cigna Corp.                                                      41     1,665
   Hartford Financial Services Group Inc.                           66     2,976
   Lincoln National Corp.                                           80     2,520
   Radian Group Inc.                                                70     2,593
                                                                        --------
                                                                           9,754

Iron & Steel - 1.1%
   Nucor Corp.                                                      59     2,441

Leisure Time - 0.9%
   Brunswick Corp.                                                  98     1,936

Manufacturing - 2.3%
   Cooper Industries Ltd. - Class A                                 53     1,947
   General Electric Co.                                            121     2,946
                                                                        --------
                                                                           4,893

Oil & Gas Producers - 3.9%
   ChevronTexaco Corp.                                              41     2,739
   ConocoPhillips                                                   59     2,840
   Occidental Petroleum Corp.                                       99     2,814
                                                                        --------
                                                                           8,393

Packaging & Containers - 0.7%
   Pactiv Corp. (b)                                                 65     1,414

Pharmaceuticals - 1.3%
   Merck & Co. Inc.                                                 48     2,700

Retail - 2.5%
   Federated Department Stores Inc. (b)                            102     2,936
   Sears Roebuck & Co.                                             103     2,472
                                                                        --------
                                                                           5,408

Savings & Loans - 2.3%
   Sovereign Bancorp. Inc.                                         180     2,526
   Washington Mutual Inc.                                           71     2,459
                                                                        --------
                                                                           4,985

Software - 1.9%
   Computer Associates International Inc.                          207     2,796
   Compuware Corp. (b)                                             292     1,402
                                                                        --------
                                                                           4,198

Telecommunications - 5.6%
   BellSouth Corp.                                                  95     2,447
   CenturyTel Inc.                                                  74     2,183
   SBC Communications Inc.                                          99     2,695
   Sprint Corp. - FON Group                                        134     1,936
   Verizon Communications Inc.                                      71     2,743
                                                                        --------
                                                                          12,004

Tobacco - 1.4%
   Philip Morris Cos. Inc.                                          73     2,959

Transportation - 2.0%
   Burlington Northern Santa Fe Corp.                              100     2,609
   CSX Corp.                                                        61     1,718
                                                                        --------
                                                                           4,327
                                                                        --------

   Total Common Stocks (cost $134,914)                                   129,930
                                                                        --------

Corporate Bonds - 11.0%

Asset Backed Securities - 1.5%
   Citibank Credit Card Issuance Trust,
   4.10%, 12/07/06                                               1,000     1,041
   LB Commercial Conduit Mortgage Trust,
   6.21%, 10/15/35                                               1,000     1,115
   Morgan Stanley Dean Witter Capital, 6.46%, 02/15/33           1,000     1,120
                                                                        --------
                                                                           3,276

Banks - 0.5%
   Union Planters Bank NA, 5.125%, 06/15/07                      1,000     1,065

Commercial Services - 0.5%
   Aramark Services Inc., 7.00%, 07/15/06                        1,000     1,065

Cosmetics & Personal Care - 0.5%
   International Flavors & Fragrances Inc.,
   6.45%, 05/15/06                                               1,000     1,080

Diversified Financial Services - 2.1%
   Ford Motor Credit Co., 7.25%, 10/25/11                        1,000       972
   General Electric Capital Corp., 5.875%, 02/15/12              1,000     1,069
   General Motors Acceptance Corp., 8.00%, 11/01/31                500       503
   Household Finance Corp., 6.375%, 11/27/12                     1,000     1,044
   Morgan Stanley Dean Witter & Co., 5.80%, 04/01/07             1,000     1,084
                                                                        --------
                                                                           4,672

Electric - 0.8%
   Exelon Generation Co. LLC, 6.95%, 06/15/11                    1,000     1,081
   Nisource Finance Corp., 7.625%, 11/15/05                        700       731
                                                                        --------
                                                                           1,812

Forest Products & Paper - 0.4%
   Weyerhaeuser Co., 7.125%, 07/15/23                              750       803

Home Builders - 0.2%
   Pulte Homes Inc., 7.875%, 06/15/32                              500       514

Lodging - 0.5%
   Harrah's Operating Co. Inc., 7.50%, 01/15/09                  1,000     1,118

Manufacturing - 0.5%
   Tyco International Group SA, 4.95%, 08/01/03                  1,000       985

Media - 1.3%
   AOL Time Warner Inc., 7.70%, 05/01/32                           500       520
   Comcast Cable Communications, 7.125%, 06/15/13                1,000     1,064
   COX Communications Inc., 7.75%, 11/01/10                      1,000     1,139
                                                                        --------
                                                                           2,723

Oil & Gas Producers - 0.4%
   Amerada Hess Corp., 7.30%, 08/15/31                             750       815

Pharmaceuticals - 0.3%
   Wyeth, 6.70%, 03/15/11                                          500       557

Retail - 0.5%
   Target Corp., 5.375%, 06/15/09                                1,000     1,064

Savings & Loans - 0.5%
   Washington Mutual Inc., 5.625%, 01/15/07                      1,000     1,070



Tobacco - 0.5%
   Imperial Tobacco Overseas BV, 7.125%, 04/01/09                1,000     1,114
                                                                        --------

   Total Corporate Bonds (cost $22,209)                                   23,733
                                                                        --------

Government Securities - 27.8%
U.S. Government Agencies - 17.2%
   Federal Home Loan Mortgage Corp.
   5.125%, 07/15/12                                              1,500     1,597
   5.50%, 10/01/16                                               1,819     1,889
   6.00%, 04/01/17                                               1,371     1,435
   6.50%, 11/01/17                                                 466       493
   7.00%, 02/01/31                                                 827       870
   7.00%, 06/01/31                                               1,018     1,070
   5.50%, 11/01/32                                               1,548     1,581
   6.00%, 11/01/32                                               4,781     4,950
   Federal National Mortgage Association
   3.00%, 06/15/04                                               3,908     3,993
   4.25%, 07/15/07                                               2,677     2,823
   5.50%, 01/01/14                                                 399       418
   5.00%, 10/01/17                                               1,252     1,286
   6.50%, 08/01/28                                                 396       413
   7.00%, 09/01/28                                                 284       300
   6.50%, 11/01/28                                                 485       505
   6.50%, 12/01/28                                                 521       543
   6.00%, 03/01/29                                                 760       788
   7.50%, 09/01/29                                                 650       691
   7.25%, 05/15/30                                                 700       881
   6.50%, 07/01/32                                               5,447     5,674
   Government National Mortgage Association
   6.50%, 04/15/26                                                 493       520
   7.00%, 06/15/28                                                 273       290
   7.50%, 04/15/29                                                 340       363
   7.00%, 07/15/29                                                 546       578
   6.50%, 11/15/31                                               1,249     1,311
   5.50%, 11/15/32                                                 499       512
   6.00%, 11/15/32                                               1,265     1,318
                                                                        --------
                                                                          37,092

U.S. Treasury Securities - 10.6% U.S. Treasury Bond
   6.25%, 08/15/23                                               2,000     2,350
   6.125%, 11/15/27                                              1,400     1,636
   5.375%, 02/15/31                                                360       392
   U.S. Treasury Note
   2.125%, 10/31/04                                              3,500     3,539
   6.50%, 05/15/05                                               2,200     2,442
   5.875%, 11/15/05                                              3,605     3,998
   6.25%, 02/15/07                                               1,000     1,147
   3.00%, 11/15/07                                               2,750     2,783
   5.00%, 08/15/11                                               3,000     3,290
   4.00%, 11/15/12                                               1,250     1,267
                                                                        --------
                                                                          22,844
                                                                        --------

   Total Government Securities (cost $57,550)                             59,936
                                                                        --------

Short Term Investments - 1.0%
Money Market Funds - 1.0%
   Dreyfus Cash Management Plus, 1.36% (a)                       2,327     2,327
                                                                        --------

   Total Short Term Investments (cost $2,327)                              2,327
                                                                        --------

Total Investments - 100% (cost $217,000)                                 215,926
                                                                        --------
                                                                        --------

PPM America/JNL High Yield Bond Fund

Common Stocks - 0.0%

Machinery - 0.0%
   Terex Corp. (b)                                                   -   $     3
                                                                        --------
   Total Common Stocks (cost $1)                                               3
                                                                        --------

Corporate Bonds - 96.5%

Advertising - 1.1%
   RH Donnelley Finance Corp. I
   8.875%, 12/15/10 (e)                                            550       589
   10.875%, 12/15/12 (e)                                         1,000     1,090
                                                                        --------
                                                                           1,679

Aerospace & Defense - 2.0%
   Alliant Techsystems Inc., 8.50%, 05/15/11 (e)                 2,000     2,160
   BE Aerospace Inc., 9.50%, 11/01/08                            1,000       760
   Sequa Corp., 8.875%, 04/01/08                                   196       187
                                                                        --------
                                                                           3,107

Apparel - 1.0%
   Levi Strauss & Co., 12.25%, 12/15/12 (e)                      1,000       980
   Russell Corp., 9.25%, 05/01/10                                  580       621
                                                                        --------
                                                                           1,601

Auto Manufacturers - 0.6%
   Navistar International Corp., 9.375%, 06/01/06                1,000       960

Auto Parts & Equipment - 1.3%
   Dana Corp., 10.125%, 03/15/10                                   955       967
   Lear Corp., 8.11%, 05/15/09                                   1,000     1,057
                                                                        --------
                                                                           2,024

Beverages - 1.4%
   Canandaigua Brands Inc., 8.625%, 08/01/06                     2,000     2,120

Chemicals - 3.9%
   Crompton Corp., 8.50%, 03/15/05                               1,000     1,016
   Equistar Chemicals LP/Equistar Funding Corp.,
   10.125%, 09/01/08                                             1,000       910
   Georgia Gulf Corp., 10.375%, 11/01/07                         1,200     1,272
   Lyondell Chemical Co., 9.875%, 05/01/07                       2,000     1,920
   Millennium America Inc., 7.00%, 11/15/06                      1,000       966
                                                                        --------
                                                                           6,084

Commercial Services - 5.0%
   Coinmach Corp., 9.00%, 02/01/10                               2,017     2,115
   Integrated Electrical Services Inc., 9.375%, 02/01/09         1,000       920
   Pierce Leahy Command Co., 8.125%, 05/15/08                    2,000     2,045
   Service Corp. International
   7.70%, 04/15/09                                                 200       188
   7.70%, 04/15/09 (e)                                             300       281
   Stewart Enterprises Inc., 10.75%, 07/01/08                    2,000     2,210
                                                                        --------
                                                                           7,759

Computers - 1.3%
   Unisys Corp.
   7.25%, 01/15/05                                                 370       374
   8.125%, 06/01/06                                              1,630     1,699
                                                                        --------
                                                                           2,073

Electric - 1.8%
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08            1,000       435
   Calpine Corp., 8.50%, 02/15/11                                  500       218
   CMS Energy Corp., 8.50%, 04/15/11                             1,000       870
   Mirant Corp., 7.90%, 07/15/09 (e)                             1,000       330
   Westar Energy Inc., 7.875%, 05/01/07                          1,000     1,012
                                                                        --------
                                                                           2,865


Electronics - 0.7%
   Flextronics International Ltd., 9.875%, 07/01/10              1,000     1,078

Entertainment - 4.8%
   Alliance Atlantis Communications Inc., 13.00%, 12/15/09       2,065     2,251
   Argosy Gaming Co., 9.00%, 09/01/11                            1,000     1,059
   Regal Cinemas Inc., 9.375%, 02/01/12                          2,033     2,165
   Steinway Musical Instruments, 8.75%, 04/15/11                 2,068     2,026
                                                                        --------
                                                                           7,501

Environmental Control - 2.0%
   Allied Waste North America, 7.875%, 01/01/09                  2,000     1,970
   IESI Corp., 10.25%, 06/15/12 (e)                              1,000       965
   Marsulex Inc., 9.625%, 07/01/08                                 127       127
                                                                        --------
                                                                           3,062

Food - 0.6%
   Stater Brothers Holdings Inc., 10.75%, 08/15/06               1,000     1,015

Forest Products & Paper - 2.6%
   Boise Cascade Corp., 7.50%, 02/01/08                          1,110     1,154
   Fort James Corp., 6.875%, 09/15/07                            1,000       950
   Tembec Industries Inc.
   8.625%, 06/30/09                                                 43        43
   8.50%, 02/01/11                                               1,957     1,972
                                                                        --------
                                                                           4,119

Healthcare - 1.2%
   Coventry Health Care Inc., 8.125%, 02/15/12                     483       502
   HCA Inc., 7.69%, 06/15/25                                     1,000       989
   Healthsouth Corp., 8.375%, 10/01/11                             500       423
                                                                        --------
                                                                           1,914

Home Builders - 4.5%
   Beazer Homes USA Inc., 8.375%, 04/15/12                       1,155     1,190
   D.R. Horton Inc., 10.50%, 04/01/05                            1,200     1,266
   Ryland Group Inc., 9.125%, 06/15/11                           1,000     1,060
   Schuler Homes Inc., 10.50%, 07/15/11                          1,500     1,538
   Standard-Pacific Corp., 8.50%, 06/15/07                       1,000     1,010
   Toll Corp., 8.25%, 02/01/11                                   1,000     1,004
                                                                        --------
                                                                           7,068

Home Furnishings - 1.5%
   Applica Inc., 10.00%, 07/31/08                                2,400     2,388

Household Products - 0.7%
   Johnsondiversey Inc., 9.625%, 05/15/12 (e)                    1,000     1,053

Insurance - 0.7%
   Willis Corroon Corp., 9.00%, 02/01/09                         1,000     1,055

Leisure Time - 1.1%
   Royal Caribbean Cruises Ltd., 6.75%, 03/15/08                 2,000     1,750

Lodging - 9.4%
   Ameristar Casinos Inc., 10.75%, 02/15/09                      2,000     2,190
   Boyd Gaming Corp., 7.75%, 12/15/12 (e)                        1,000       979
   Hilton Hotels Corp., 8.25%, 02/15/11                          1,000     1,046
   HMH Properties Inc., 8.45%, 12/01/08                          1,000       988
   Jupiters Ltd., 8.50%, 03/01/06                                1,000     1,010
   Mandalay Resort Group, 10.25%, 08/01/07                       1,001     1,099
   MGM MIRAGE, 9.75%, 06/01/07                                   2,000     2,210
   Park Place Entertainment Corp.
   8.875%, 09/15/08                                              1,000     1,062
   8.125%, 05/15/11                                              1,000     1,037
   Starwood Hotels & Resorts Worldwide Inc.,
   7.875%, 05/01/12 (e)                                          2,000     1,980
   Station Casinos Inc., 8.375%, 02/15/08                        1,000     1,062
                                                                        --------
                                                                          14,663

Machinery - 1.2%
   AGCO Corp., 9.50%, 05/01/08                                     738       797
   Teekay Shipping Corp., 8.875%, 07/15/11                       1,100     1,129
                                                                        --------
                                                                           1,926

Manufacturing - 0.6%
   Tyco International Group SA, 6.75%, 02/15/11                  1,000       945

Media - 9.7%
   British Sky Broadcasting Plc, 8.20%, 07/15/09                 2,000     2,160
   Charter Communications Holdings LLC
   10.25%, 01/15/10                                                999       445
   (Step-Up Bond), 11.75%, 01/15/10 (d)                            725       214
   (Step-Up Bond), 11.75%, 05/15/11 (d)                            320        80
   Clear Channel Communications Inc., 8.00%, 11/01/08              143       156
   Corus Entertainment Inc., 8.75%, 03/01/12                     1,068     1,131
   CSC Holdings Inc., 7.625%, 04/01/11                           1,000       939
   Dex Media East LLC
   9.875%, 11/15/09 (e)                                          1,250     1,338
   12.125%, 11/15/12 (e)                                           500       554
   Hollinger International Publishing Inc.
   9.25%, 03/15/07                                               1,000     1,046
   9.00%, 12/15/10 (e)                                           1,000     1,009
   Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13          1,732     1,559
   Paxson Communications Corp., 10.75%, 07/15/08                   500       493
   Primedia Inc., 8.50%, 02/01/06                                2,000     1,872
   Rogers Cablesystems Ltd.
   10.00%, 03/15/05                                              1,100     1,132
   10.00%, 12/01/07                                              1,000     1,020
                                                                        --------
                                                                          15,148

Office & Business Equipment - 1.0%
   General Binding Corp., 9.375%, 06/01/08                       2,000     1,580

Oil & Gas Producers - 3.9%
   Chesapeake Energy Corp., 8.125%, 04/01/11                     1,000     1,030
   Newfield Exploration Co., 7.625%, 03/01/11                      975     1,029
   Pioneer Natural Resources Co., 7.50%, 04/15/12                1,000     1,081
   Pogo Producing Co., 8.75%, 05/15/07                           1,800     1,879
   Pride International Inc., 9.375%, 05/01/07                    1,000     1,045
                                                                        --------
                                                                           6,064

Packaging & Containers - 5.6%
   Berry Plastics Corp., 10.75%, 07/15/12                          700       746
   Jefferson Smurfit Corp., 8.25%, 10/01/12 (e)                  1,000     1,020
   Kappa Beheer BV, 10.625%, 07/15/09                              800       856
   Owens-Brockway, 8.875%, 02/15/09                              1,000     1,030
   Owens-Illinois Inc.
   8.10%, 05/15/07                                               1,000       965
   7.50%, 05/15/10                                               1,071       985
   Packaging Corp. of America, 9.625%, 04/01/09                  1,000     1,072
   Riverwood International Corp., 10.625%, 08/01/07              2,000     2,070
                                                                        --------
                                                                           8,744

Pharmaceuticals - 2.3%
   AmerisourceBergen Corp., 8.125%, 09/01/08                       400       426
   Biovail Corp., 7.875%, 04/01/10                               1,000     1,000
   Omnicare Inc., 8.125%, 03/15/11                               2,000     2,140
                                                                        --------
                                                                           3,566

Pipelines - 1.7%
   Transcontinental Gas Pipe Corp., 8.875%, 07/15/12 (e)         2,000     2,000
   Williams Cos. Inc., 7.125%, 09/01/11                          1,000       655
                                                                        --------
                                                                           2,655

Real Estate - 2.7%
   Choctaw Resort Development Enterprise, 9.25%, 04/01/09        2,000     2,115
   Felcor Lodging LP, 9.50%, 09/15/08                            2,000     2,040
                                                                        --------
                                                                           4,155

Retail - 6.4%
   Dillard's Inc., 6.875%, 06/01/05                              1,000       980
   Finlay Enterprises Inc., 9.00%, 05/01/08                      2,075     1,826
   J.C. Penney Co. Inc.
   7.05%, 05/23/05                                               2,000     2,020
   7.40%, 04/01/37                                               1,000     1,010
   Michaels Stores Inc., 9.25%, 07/01/09                         1,000     1,055
   Saks Inc.
   8.25%, 11/15/08                                                 370       368
   7.50%, 12/01/10                                                 630       595
   Tricon Global Restaurants Inc., 8.875%, 04/15/11              2,000     2,170
                                                                        --------
                                                                          10,024

Savings & Loans - 0.8%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                     1,150     1,279

Semiconductors - 0.7%
   Fairchild Semiconductor International Inc.,
   10.50%, 02/01/09                                              1,000     1,080

Telecommunications - 4.6%
   Echostar DBS Corp., 9.375%, 02/01/09                          2,000     2,115
   Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09      2,000     1,900
   PanAmSat Corp., 8.50%, 02/01/12 (e)                           2,000     1,910
   Qwest Corp., 5.625%, 11/15/08                                 1,500     1,275
                                                                        --------
                                                                           7,200

Tobacco - 1.2%
   DIMON Inc., 9.625%, 10/15/11                                  1,820     1,925

Transportation - 1.3%
   P&O Princess Cruises Plc, 7.30%, 06/01/07                     1,900     2,007

Water - 0.7%
   National Waterworks Inc., 10.50%, 12/01/12 (e)                1,000     1,044

Wireless Telecommunications - 2.9%
   Crown Castle International Corp., 10.75%, 08/01/11            1,000       875
   Nextel Communications Inc.
   (Step-Up Bond), 9.95%, 02/15/08 (d)                           1,050       961
   9.50%, 02/01/11                                               1,000       900
   Rogers Cantel Inc.
   8.80%, 10/01/07                                               1,000       840
   9.75%, 06/01/16                                                 200       181
   Triton PCS Inc.
   (Step-Up Bond), 11.00%, 05/01/08 (d)                            500       416
   9.375%, 02/01/11                                                499       414
                                                                        --------
                                                                           4,587
                                                                        --------

   Total Corporate Bonds (cost $151,349)                                 150,867
                                                                        --------

Warrants - 0.0%

Telecommunications - 0.0%
   AT&T Canada Inc., No Strike Price, Expiring 08/15/07 (e)          1         -
   Minorplanet Systems USA Inc., Strike Price $48.125,
   Expiring 09/15/05                                                 2         1
                                                                        --------
   Total Warrants (cost $5)                                                    1
                                                                        --------

Short Term Investments - 3.5%

Money Market Funds - 3.5%
   Dreyfus Cash Management Plus, 1.36% (a)                       5,469     5,469
                                                                        --------

   Total Short Term Investments (cost $5,469)                              5,469
                                                                        --------

Total Investments - 100% (cost $156,824)                                 156,340
                                                                        --------
                                                                        --------

PPM America/JNL Money Market Fund
Commercial Paper - 96.1%

Auto Manufacturers - 5.0%
   BMW US Capital Corp., 1.20%, 01/02/03                        10,500  $ 10,500

Beverages - 9.4%
   Coca-Cola Co.
   1.28%, 01/07/03                                               3,750     3,749
   1.26%, 01/17/03                                               3,600     3,598
   1.27%, 03/07/03                                               3,350     3,342
   Diageo Capital Plc
   1.27%, 01/13/03                                               6,000     5,997
   1.30%, 01/24/03                                               3,200     3,198
                                                                        --------
                                                                          19,884

Chemicals - 5.0%
   E.I. du Pont de Nemours & Co., 1.25%, 02/07/03               10,500    10,487

Computers - 5.6%
   IBM Corp.
   1.64%, 05/01/03                                               8,250     8,205
   1.69%, 05/01/03                                               3,650     3,629
                                                                        --------
                                                                          11,834

Diversified Financial Services - 31.4%
   American Express Credit Corp.
   1.29%, 01/27/03                                                 970       969
   1.31%, 01/27/03                                               9,730     9,721
   American General Finance Corp.
   1.31%, 01/17/03                                               1,500     1,499
   1.33%, 01/24/03                                               4,150     4,146
   General Electric Capital Corp., 1.34%, 01/13/03               9,985     9,981
   Goldman Sachs Group Inc., 1.71%, 01/09/03                     9,000     8,997
   Household Finance Corp.
   1.55%, 01/07/03                                               3,400     3,399
   1.56%, 01/09/03                                               7,000     6,998
   Merrill Lynch & Co. Inc.
   1.70%, 01/02/03                                               9,000     9,000
   1.74%, 01/13/03                                               1,900     1,898
   UBS Finance LLC, 1.30%, 04/03/03                              9,730     9,697
                                                                        --------
                                                                          66,305

Food - 4.6%
   Kraft Foods Inc., 1.28%, 02/13/03                             9,730     9,715

Insurance - 2.2%
   AIG Funding Inc., 1.29%, 01/17/03                             4,500     4,497

Media - 4.7%
   McGraw-Hill Cos. Inc.
   1.29%, 02/24/03                                               4,400     4,391
   1.29%, 02/27/03                                               1,645     1,642
   1.31%, 06/02/03                                               4,000     3,978
                                                                        --------
                                                                          10,011

Office & Business Equipment - 4.6%
   Pitney Bowes Inc.
   1.35%, 01/03/03                                               5,200     5,200
   1.30%, 01/14/03                                               4,500     4,497
                                                                        --------
                                                                           9,697

Oil & Gas Producers - 4.6%
   BP America Inc., 1.30%, 03/05/03                              9,730     9,708

Pharmaceuticals - 9.8%
   Merck & Co. Inc.
   1.20%, 01/02/03                                               4,700     4,700
   1.28%, 01/13/03                                               5,800     5,798
   Schering-Plough Corp.
   1.71%, 01/24/03                                               2,500     2,496
   1.29%, 02/10/03                                               7,300     7,290
   1.28%, 03/13/03                                                 500       499
                                                                        --------
                                                                          20,783

Telecommunications - 4.5%
   BellSouth Corp.
   1.31%, 01/06/03                                               1,113     1,113
   1.29%, 01/24/03                                               3,500     3,497
   1.29%, 02/11/03                                               5,000     4,993
                                                                        --------
                                                                           9,603

Tobacco - 4.7%
   Philip Morris Cos. Inc., 1.32%, 01/21/03                     10,000     9,993
                                                                        --------

   Total Commercial Paper (cost $203,017)                                203,017
                                                                        --------

Short Term Investments - 3.9%
Money Market Funds - 3.9%
   Dreyfus Cash Management Plus, 1.36% (a)                       8,346     8,346
                                                                        --------

   Total Short Term Investments (cost $8,346)                              8,346
                                                                        --------

Total Investments - 100% (cost $211,363)                                 211,363
                                                                        --------
                                                                        --------

PPM America/JNL Value Fund
Common Stocks - 99.4%

Aerospace & Defense - 1.9%
   United Technologies Corp.                                      6    $     347


Apparel - 3.5%
   Liz Claiborne Inc.                                            10          287
   V.F. Corp.                                                    10          350
                                                                        --------
                                                                             637

Auto Manufacturers - 3.2%
   Ford Motor Co.                                                32          295
   General Motors Corp.                                           8          280
                                                                        --------
                                                                             575

Auto Parts & Equipment - 1.5%
   Delphi Corp.                                                  33          264


Banks - 6.2%
   Bank of America Corp.                                          5          369
   Banknorth Group Inc.                                           8          181
   Charter One Financial Inc.                                    12          348
   KeyCorp                                                        9          223
                                                                        --------
                                                                           1,121

Building Materials - 1.5%
   Masco Corp.                                                   13          274


Chemicals - 4.4%
   Ashland Inc.                                                  13          365
   PPG Industries Inc.                                            4          221
   Rohm & Haas Co.                                                7          214
                                                                        --------
                                                                             800

Computers - 1.6%
   Hewlett-Packard Co.                                           16          283


Diversified Financial Services - 7.7%
   Citigroup Inc.                                                12          415
   Fannie Mae                                                     6          392
   JPMorgan Chase & Co.                                          15          362
   T. Rowe Price Group Inc.                                       8          219
                                                                        --------
                                                                           1,388

Electric - 6.1%
   Dominion Resources Inc.                                        5          291
   FirstEnergy Corp.                                             12          399
   NiSource Inc.                                                 20          400
                                                                        --------
                                                                           1,090

Electronics - 2.1%
   Parker Hannifin Corp.                                          8          369

Food - 2.1%
   Kroger Co. (b)                                                24          371

Forest Products & Paper - 1.7%
   MeadWestvaco Corp.                                            12          304

Healthcare - 2.1%
   HCA Inc.                                                       9          369

Home Furnishings - 1.8%
   Maytag Corp.                                                  12          328

Household Products - 1.8%
   Fortune Brands Inc.                                            7          330

Insurance - 7.3%
   Cigna Corp.                                                    5          218
   Hartford Financial Services Group Inc.                         8          382
   Lincoln National Corp.                                        11          344
   Radian Group Inc.                                             10          364
                                                                        --------
                                                                           1,308

Iron & Steel - 2.0%
   Nucor Corp.                                                    9          351

Leisure Time - 1.5%
   Brunswick Corp.                                               13          266

Manufacturing - 3.8%
   Cooper Industries Ltd. - Class A                               8          277
   General Electric Co.                                          17          409
                                                                        --------
                                                                             686

Oil & Gas Producers - 6.4%
   ChevronTexaco Corp.                                            6          386
   ConocoPhillips                                                 8          377
   Occidental Petroleum Corp.                                    14          393
                                                                        --------
                                                                           1,156

Packaging & Containers - 1.2%
   Pactiv Corp. (b)                                              10          210

Pharmaceuticals - 2.1%
   Merck & Co. Inc.                                               7          379

Retail - 4.2%
   Federated Department Stores Inc. (b)                          15          423
   Sears Roebuck & Co.                                           14          337
                                                                        --------
                                                                             760

Savings & Loans - 3.8%
   Sovereign Bancorp. Inc.                                       25          345
   Washington Mutual Inc.                                        10          345
                                                                        --------
                                                                             690

Software - 3.1%
   Computer Associates International Inc.                        28          383
   Compuware Corp. (b)                                           38          183
                                                                        --------
                                                                             566

Telecommunications - 9.0%
   BellSouth Corp.                                               13          326
   CenturyTel Inc.                                               10          291
   SBC Communications Inc.                                       14          382
   Sprint Corp. - FON Group                                      18          258
   Verizon Communications Inc.                                    9          360
                                                                        --------
                                                                           1,617

Tobacco - 2.5%
   Philip Morris Cos. Inc.                                       11          446

Transportation - 3.4%
   Burlington Northern Santa Fe Corp.                            14          351
   CSX Corp.                                                      9          255
                                                                        --------
                                                                             606
                                                                        --------

   Total Common Stocks (cost $16,677)                                     17,891
                                                                        --------

Short Term Investments - 0.6%
Money Market Funds - 0.6%
   Dreyfus Cash Management Plus, 1.36% (a)                      103          103
                                                                        --------

   Total Short Term Investments (cost $103)                                  103
                                                                        --------

Total Investments - 100% (cost $16,780)                                   17,994
                                                                        --------
                                                                        --------


Putnam/JNL Equity Fund
Common Stocks - 99.7%

Advertising - 0.4%
   Omnicom Group Inc.                                              8   $     538

Aerospace & Defense - 1.2%
   Lockheed Martin Corp.                                          18       1,022
   Raytheon Co.                                                   13         396
   Rockwell Collins Inc.                                           8         191
   United Technologies Corp.                                       4         277
                                                                        --------
                                                                           1,886

Airlines - 0.4%
   Southwest Airlines Co.                                         41         572

Apparel - 0.4%
   Jones Apparel Group Inc. (b)                                   14         498
   V.F. Corp.                                                      2          64
                                                                        --------
                                                                             562

Auto Parts & Equipment - 0.3%
   Johnson Controls Inc.                                           6         512

Banks - 7.7%
   Bank of New York Co. Inc.                                      58       1,396
   BB&T Corp.                                                     23         839
   Comerica Inc.                                                  31       1,333
   Commerce Bancorp. Inc.                                          7         311
   Fifth Third Bancorp                                            25       1,481
   Greater Bay Bancorp                                            28         479
   M&T Bank Corp.                                                  9         720
   Mellon Financial Corp.                                          3          77
   Northern Trust Corp.                                           11         396
   PNC Financial Services Group Inc.                               2          67
   State Street Corp.                                              3         105
   US Bancorp                                                    153       3,256
   Wells Fargo & Co.                                               3         129
   Zions Bancorp                                                  31       1,217
                                                                        --------
                                                                          11,806

Beverages - 1.8%
   Anheuser-Busch Cos. Inc.                                        8         366
   Coca-Cola Co.                                                   4         164
   PepsiCo Inc.                                                   54       2,295
                                                                        --------
                                                                           2,825

Biotechnology - 1.3%
   Amgen Inc. (b)                                                 38       1,857
   IDEC Pharmaceuticals Corp. (b)                                  2          75
                                                                        --------
                                                                           1,932

Chemicals - 0.3%
   Dow Chemical Co.                                                4         126
   E.I. Du Pont de Nemours and Co.                                 3         130
   PPG Industries Inc.                                             2         116
   Rohm & Haas Co.                                                 2          80
                                                                        --------
                                                                             452

Commercial Services - 0.6%
   Concord EFS Inc. (b)                                           34         535
   Convergys Corp. (b)                                             1          12
   McKesson Corp.                                                 15         412
                                                                        --------
                                                                             959

Computers - 4.0%
   Dell Computer Corp. (b)                                        92       2,473
   Electronic Data Systems Corp.                                  44         814
   Hewlett-Packard Co.                                            82       1,416
   International Business Machines Corp.                           3         260
   Lexmark International Inc. (b)                                 10         602
   Sungard Data Systems Inc. (b)                                  19         452
   Synopsys Inc. (b)                                               3         144
                                                                        --------
                                                                           6,161

Cosmetics & Personal Care - 1.8%
   Avon Products Inc.                                              3         140
   Kimberly-Clark Corp.                                            5         236
   Procter & Gamble Co.                                           28       2,433
                                                                        --------
                                                                           2,809

Diversified Financial Services - 11.2%
   Capital One Financial Corp.                                    44       1,298
   Citigroup Inc.                                                169       5,951
   Freddie Mac                                                    87       5,143
   JPMorgan Chase & Co.                                           58       1,392
   MBNA Corp.                                                    139       2,649
   Merrill Lynch & Co. Inc.                                       17         661
                                                                        --------
                                                                          17,094

Electric - 1.9%
   Centerpoint Energy Inc.                                        76         644
   Edison International (b)                                       53         629
   Entergy Corp.                                                  15         707
   PG&E Corp. (b)                                                 54         749
   Sierra Pacific Resources                                       19         121
                                                                        --------
                                                                           2,850

Electrical Components & Equipment - 0.5%
   Emerson Electric Co.                                           16         795

Electronics - 0.2%
   Arrow Electronics Inc. (b)                                      6          79
   Parker Hannifin Corp.                                           1          64
   Waters Corp. (b)                                                9         194
                                                                        --------
                                                                             337

Entertainment - 0.6%
   International Game Technology (b)                              11         854

Environmental Control - 0.3%
   Waste Management Inc.                                          20         468


Food - 1.2%
   General Mills Inc.                                              7         333
   Kraft Foods Inc.                                               22         843
   Sara Lee Corp.                                                 28         633
                                                                        --------
                                                                           1,809

Forest Products & Paper - 0.1%
   Weyerhaeuser Co.                                                2         122

Healthcare - 4.5%
   Baxter International Inc.                                       2          55
   HCA Inc.                                                       31       1,295
   Johnson & Johnson                                              79       4,222
   Laboratory Corp. of America Holdings (b)                        6         137
   Medtronic Inc.                                                  8         383
   UnitedHealth Group Inc.                                         9         769
                                                                        --------
                                                                           6,861

Home Furnishings - 0.2%
   Whirlpool Corp.                                                 7         371

Household Products - 0.0%
   Fortune Brands Inc.                                             1          61

Insurance - 2.5%
   American International Group Inc.                              33       1,882
   Berkshire Hathaway Inc. - Class B (b)                           -         557
   MGIC Investment Corp.                                           1          33
   Radian Group Inc.                                              35       1,316
                                                                        --------
                                                                           3,788

Internet - 0.1%
   Symantec Corp. (b)                                              3         135

Leisure Time - 0.1%
   Royal Caribbean Cruises Ltd.                                    6          99

Lodging - 1.3%
   Harrah's Entertainment Inc. (b)                                30       1,180
   Marriott International Inc. - Class A                          23         762
                                                                        --------
                                                                           1,942

Machinery - 0.3%
   Deere & Co.                                                     6         274
   Dover Corp.                                                     5         131
                                                                        --------
                                                                             405

Manufacturing - 3.3%
   3M Co.                                                          9       1,118
   General Electric Co.                                           95       2,306
   Ingersoll-Rand Co. - Class A                                    8         335
   Tyco International Ltd.                                        74       1,266
                                                                        --------
                                                                           5,025

Media - 4.4%
   AOL Time Warner Inc. (b)                                       65         855
   Comcast Corp. - Class A (b)                                    23         545
   Comcast Corp. - Special Class A (b)                            78       1,773
   Gannett Co. Inc.                                                4         294
   Liberty Media Corp. (b)                                        16         145
   McGraw-Hill Cos. Inc.                                           8         458
   Viacom Inc. - Class B (b)                                      50       2,053
   Walt Disney Co.                                                34         546
                                                                        --------
                                                                           6,669

Mining - 0.1%
   Alcoa Inc.                                                      5         114
   BHP Billiton Ltd. ADR                                           6          68
                                                                        --------
                                                                             182

Office & Business Equipment - 0.3%
   Pitney Bowes Inc.                                              12         405

Oil & Gas Producers - 6.5%
   Burlington Resources Inc.                                      31       1,302
   Exxon Mobil Corp.                                             160       5,604
   GlobalSantaFe Corp.                                            48       1,160
   Ocean Energy Inc.                                               3          61
   Pioneer Natural Resources Co. (b)                               4         108
   Total Fina Elf SA - ADR                                        23       1,672
                                                                        --------
                                                                           9,907

Oil & Gas Services - 0.6%
   BJ Services Co. (b)                                            23         752
   Halliburton Co.                                                 7         139
                                                                        --------
                                                                             891

Packaging & Containers - 0.0%
   Smurfit-Stone Container Corp. (b)                               4          54

Pharmaceuticals - 11.2%
   Abbott Laboratories                                            45       1,795
   AdvancePCS (b)                                                  1          33
   Allergan Inc.                                                  22       1,256
   AstraZeneca Plc                                                 9         335
   Bristol-Myers Squibb Co.                                        1          30
   Cardinal Health Inc.                                           17       1,006
   Eli Lilly & Co.                                                31       1,955
   Forest Laboratories Inc. (b)                                   16       1,589
   King Pharmaceuticals Inc. (b)                                  49         836
   Medimmune Inc. (b)                                              5         149
   Merck & Co. Inc.                                               22       1,234
   Pfizer Inc.                                                   120       3,664
   Pharmacia Corp.                                                47       1,973
   Teva Pharmaceutical Industries Ltd. - ADR                       2          92
   Wyeth                                                          32       1,183
                                                                        --------
                                                                          17,130

Pipelines - 0.0%
   Aquila Inc.                                                     9          16

Retail - 8.8%
   Advance Auto Parts (b)                                          2          97
   Autozone Inc. (b)                                              22       1,564
   Best Buy Co. Inc. (b)                                           2          51
   Blockbuster Inc.                                               31         379
   Darden Restaurants Inc.                                         6         125
   Family Dollar Stores Inc.                                      41       1,283
   Home Depot Inc.                                                29         684
   J.C. Penney Co. Inc.                                           26         596
   Kohl's Corp. (b)                                                2          95
   Lowe's Cos. Inc.                                               43       1,603
   McDonald's Corp.                                                4          58
   Michaels Stores Inc. (b)                                        2          53
   Office Depot Inc. (b)                                          13         198
   Ross Stores Inc.                                                6         237
   Staples Inc. (b)                                                7         125
   TJX Cos. Inc.                                                 121       2,353
   Wal-Mart Stores Inc.                                           75       3,793
   Yum! Brands Inc. (b)                                            4          97
                                                                        --------
                                                                          13,391

Savings & Loans - 1.0%
   Greenpoint Financial Corp.                                     10         472
   Sovereign Bancorp. Inc.                                        20         277
   Washington Mutual Inc.                                         21         729
                                                                        --------
                                                                           1,478


Semiconductors - 1.9%
   Analog Devices Inc. (b)                                        10         232
   Intel Corp.                                                   148       2,304
   Maxim Integrated Products Inc.                                  9         311
                                                                        --------
                                                                           2,847

Software - 8.2%
   Adobe Systems Inc.                                             24         593
   Autodesk Inc.                                                   1          19
   Automatic Data Processing Inc.                                 18         701
   BMC Software Inc. (b)                                          68       1,161
   Computer Associates International Inc.                        103       1,392
   Microsoft Corp. (b)                                           142       7,342
   Oracle Corp. (b)                                              106       1,143
   SAP AG                                                          3         242
   SAP AG - ADR                                                    6         113
                                                                        --------
                                                                          12,706

Telecommunications - 3.5%
   AT&T Corp.                                                     27         708
   BellSouth Corp.                                                23         587
   CenturyTel Inc.                                                15         428
   EchoStar Communications Corp. (b)                              11         242
   Qwest Communications International Inc. (b)                     7          33
   SBC Communications Inc.                                        36         973
   Verizon Communications Inc.                                    62       2,387
                                                                        --------
                                                                           5,358

Telecommunications Equipment - 0.2%
   ADC Telecommunications Inc. (b)                                29          60
   Andrew Corp. (b)                                                2          19
   Tandberg ASA (b)                                               41         235
                                                                        --------
                                                                             314

Tobacco - 2.4%
   Philip Morris Cos. Inc.                                        92       3,727


Transportation - 1.4%
   Union Pacific Corp.                                            36       2,132


Wireless Telecommunications - 0.7%
   Nextel Communications Inc. (b)                                 36         415
   Qualcomm Inc. (b)                                              20         744
                                                                        --------
                                                                           1,159
                                                                        --------

   Total Common Stocks (cost $169,178)                                   152,396
                                                                        --------

Short Term Investments - 0.3%
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                         1           1
Repurchase Agreement - 0.3%
   Repurchase Agreement with Morgan Stanley, 1.22%,
   (Collateralized by $475 Federal National
   Mortgage Association, 5.125%, due on 02/13/04,
   market value $495) acquired on 12/31/02,
   due 01/02/03 at $493                                          493         493
                                                                        --------
   Total Short Term Investments (cost $494)                                  494
                                                                        --------

Total Investments - 100% (cost $169,672)                                 152,890
                                                                        --------
                                                                        --------

Putnam/JNL International Equity Fund
Common Stocks - 96.2%

Advertising - 1.2%
   Havas SA                                                          37 $    145
   WPP Group Plc                                                     93      713
                                                                        --------
                                                                             858

Aerospace & Defense - 0.2%
   BAE Systems Plc                                                   44       88

Apparel - 0.9%
   Gucci Group NV - NYS                                               8      721

Auto Manufacturers - 4.1%
   Bayerische Motoren Werke AG                                       19      581
   Honda Motor Co. Ltd.                                              15      555
   Peugeot SA                                                         5      192
   Toyota Motor Corp.                                                75    2,005
                                                                        --------
                                                                           3,333

Banks - 9.3%
   Allied Irish Banks Plc                                            48      641
   Barclays Plc                                                      23      143
   BNP Paribas SA                                                    20      808
   Danske Bank A/S                                                   47      774
   DBS Group Holdings Ltd.                                           38      241
   HSBC Holdings Plc                                                 24      265
   HSBC Holdings Plc                                                103    1,136
   Julius Baer Holding AG                                             1      246
   Kookmin Bank (b)                                                   3       92
   National Bank Of Canada                                           14      277
   Oversea-Chinese Banking Corp. Ltd.                                58      322
   Royal Bank of Scotland Group Plc                                  13      318
   Societe Generale                                                   9      521
   Svenska Handelsbanken AB - Class A                                29      390
   UBS AG (b)                                                        18      863
   United Overseas Bank Ltd.                                         48      326
                                                                        --------
                                                                           7,363

Beverages - 2.4%
   Cia de Bebidas das Americas - ADR                                 17      263
   Diageo Plc                                                        63      680
   Fomento Economico Mexicano SA de CV - ADR                          8      294
   SABMiller Plc                                                     97      687
                                                                        --------
                                                                           1,924

Building Materials - 2.9%
   Cemex SA de CV - ADR                                              18      378
   Cie de Saint-Gobain                                               11      320
   CRH Plc                                                           37      460
   Holcim Ltd.                                                        3      532
   Lafarge SA                                                         8      578
                                                                        --------
                                                                           2,268

Chemicals - 2.5%
   Akzo Nobel NV                                                     15      472
   BASF AG                                                           24      904
   Ciba Specialty Chemicals AG                                        9      604
                                                                        --------
                                                                           1,980

Commercial Services - 0.7%
   Brambles Industries Ltd.                                          57      151
   Brambles Industries Plc                                           82      200
   Toppan Printing Co. Ltd.                                          23      173
                                                                        --------
                                                                             524

Computers - 0.1%
   Tietoenator Oyj                                                    8      109

Cosmetics & Personal Care - 0.7%
   Kao Corp.                                                         26      571

Diversified Financial Services - 0.9%
   Acom Co. Ltd.                                                      8      249
   Nikko Cordial Corp.                                               59      199
   ORIX Corp.                                                         5      297
                                                                        --------
                                                                             745

Electric - 2.9%
   Hong Kong Electric Holdings Ltd.                                 113      427
   Iberdrola SA                                                      42      585
   Korea Electric Power Corp.                                         4       67
   Korea Electric Power Corp. - ADR                                  64      545
   Scottish Power Plc                                               109      635
                                                                        --------
                                                                           2,259

Electrical Components & Equipment - 2.8%
   Samsung Electronics Co. Ltd.                                       8    2,206

Electronics - 0.7%
   Koninklijke Philips Electronics NV                                13      225
   Secom Co. Ltd.                                                     9      309
                                                                        --------
                                                                             534

Engineering & Construction - 0.9%
   Bouygues SA                                                       26      738

Entertainment - 0.3%
   Hilton Group Plc                                                 101      272

Food - 4.6%
   Cadbury Schweppes Plc                                             53      328
   Nestle SA                                                         12    2,557
   Tesco Plc                                                        253      790
                                                                        --------
                                                                           3,675

Forest Products & Paper - 0.3%
   Abitibi-Consolidated Inc.                                         32      244

Gas - 0.7%
   Hong Kong & China Gas Co. Ltd.                                     -        -
   Tokyo Gas Co. Ltd.                                               186      584
                                                                        --------
                                                                             584

Hand & Machine Tools - 0.5%
   Sandvik AB                                                        16      359

Healthcare - 0.2%
   Synthes-Stratec Inc.                                               -      185

Holding Companies - Diversified - 0.0%
   Haw Par Corp. Ltd.                                                 2        4

Home Furnishings - 0.6%
   SONY Corp.                                                        12      506

Household Products - 0.8%
   Reckitt Benckiser Plc                                             31      604

Insurance - 4.4%
   ACE Ltd.                                                          12      340
   ING Groep NV                                                      93    1,569
   Millea Holdings Inc. (b)                                           -      389
   Mitsui Sumitomo Insurance Co. Ltd.                                19       87
   Muenchener Rueckversicherungs AG                                   4      483
   XL Capital Ltd.                                                    8      590
                                                                        --------
                                                                           3,458

Investment Companies - 0.6%
   Investor AB - Class B                                             82      487

Iron & Steel - 0.4%
   POSCO - ADR                                                       13      321

Lodging - 0.5%
   Accor SA                                                          14      423

Manufacturing - 1.3%
   Fuji Photo Film Co. Ltd.                                          19      620
   Olympus Optical Co. Ltd.                                          27      440
                                                                        --------
                                                                           1,060

Media - 3.6%
   Carlton Communications Plc                                        51      110
   Mediaset SpA                                                      67      514
   News Corp. Ltd. - ADR                                             41    1,088
   Reed Elsevier NV                                                  11      136
   Reed Elsevier Plc                                                 41      350
   Singapore Press Holdings Ltd.                                     25      262
   Societe Television Francaise 1                                    15      394
                                                                        --------
                                                                           2,854

Mining - 2.3%
   BHP Billiton Ltd.                                                 85      484
   BHP Billiton Plc                                                  66      352
   Cia Vale do Rio Doce - ADR                                         7      198
   Cia Vale do Rio Doce - ADR (b)                                     9      249
   Rio Tinto Ltd.                                                    16      298
   Rio Tinto Plc                                                     10      209
                                                                        --------
                                                                           1,790

Office & Business Equipment - 1.7%
   Canon Inc.                                                        36    1,356

Oil & Gas Producers - 8.7%
   ENI-Ente Nazionale Idrocarburi SpA                                 7      108
   Petroleo Brasileiro SA - Petrobras - ADR                          35      518
   Shell Transport & Trading Co. Plc                                335    2,207
   Suncor Energy Inc.                                                21      335
   Total Fina Elf SA                                                 26    3,685
                                                                        --------
                                                                           6,853

Pharmaceuticals - 10.7%
   AstraZeneca Plc                                                   67    2,394
   GlaxoSmithKline Plc                                               73    1,403
   Novartis AG                                                       53    1,939
   Sankyo Co. Ltd.                                                    -        5
   Sanofi-Synthelabo SA                                              31    1,893
   Takeda Chemical Industries Ltd.                                    6      238
   Teva Pharmaceutical Industries Ltd. - ADR                          7      268
   Yamanouchi Pharmaceutical Co. Ltd.                                11      317
                                                                        --------
                                                                           8,457

Real Estate - 0.6%
   Cheung Kong Holdings Ltd.                                         75      487

Retail - 1.2%
   Compagnie Financiere Richemont AG - Class A                       19      354
   Dixons Group Plc                                                  62      145
   Swatch Group AG - Class B                                          3      283
   Swatch Group AG                                                    8      130
                                                                        --------
                                                                             912

Semiconductors - 0.5%
   Rohm Co. Ltd.                                                      3      357

Software - 0.1%
   SAP AG                                                             1      110

Telecommunications - 4.0%
   KT Corp.                                                           2       88
   KT Corp. - ADR                                                    47    1,012
   Portugal Telecom SGPS SA                                          45      310
   Telecom Corp. of New Zealand (b)                                  35       84
   Telecom Corp. of New Zealand Ltd.                                  -        1
   Telecom Italia SpA                                                47      236
   Telefonica SA (b)                                                 73      656
   Telefonos de Mexico SA de CV - ADR                                24      781
                                                                        --------
                                                                           3,168

Telecommunications Equipment - 2.3%
   Nokia Oyj                                                         81    1,282
   Telefonaktiebolaget LM Ericsson - Class B (b)                    753      526
                                                                        --------
                                                                           1,808

Tobacco - 1.4%
   Altadis SA                                                        17      393
   British American Tobacco Plc                                      52      518
   Japan Tobacco Inc.                                                 -       33
   Korea Tobacco & Ginseng Corp. - GDR (b) (e)                       22      153
                                                                        --------
                                                                           1,097

Toys & Hobbies - 0.5%
   Nintendo Co. Ltd.                                                  5      421

Transportation - 1.7%
   Canadian National Railway Co.                                     10      419
   Deutsche Post AG                                                  38      395
   East Japan Railway Co.                                             -      253
   TPG NV                                                            18      300
                                                                        --------
                                                                           1,367

Water - 1.1%
   Vivendi Environnement                                             37      873

Wireless Telecommunications - 7.3%
   NTT DoCoMo Inc.                                                    1    1,999
   SK Telecom Co. Ltd.                                                1      255
   SK Telecom Co. Ltd. - ADR                                         15      313
   TIM SpA                                                          104      473
   Vodafone Group Plc                                             1,486    2,708
                                                                        --------
                                                                           5,748
                                                                        --------

   Total Common Stocks (cost $87,170)                                     76,061
                                                                        --------

Mutual Funds - 1.9%
   DJ Eurostoxx 50 Master Unit                                       25      610
   iShares PLC Fund IFTSE 100                                        62      398
   Nomura ETF                                                        50      358
   streetTRACKS S&P ASX 200                                           5       93
   Tracker Fund of Hong Kong                                          1        -
   XMTCH on SMI                                                       3      106
                                                                        --------
                                                                           1,565
                                                                        --------

   Total Mutual Funds (cost $1,574)                                        1,565
                                                                        --------

Preferred Stocks - 0.1%
Media - 0.1%
   Singapore Press Holdings, 0.00%                                    4       43
                                                                        --------

   Total Preferred Stocks (cost $46)                                          43
                                                                        --------

Warrants - 0.1%
   Infosys Technologies Ltd., No Strike Price,
   Expiring 4/11/03 (e)                                               1       84
                                                                        --------

   Total Warrants (cost $58)                                                  84
                                                                        --------

Short Term Investments - 1.7%
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                            1        1

Repurchase Agreement - 1.7%
   Repurchase Agreement with Lehman Special Securities
   Inc., 1.15%, (Collateralized by $1,355 Federal National
   Mortgage Association, 2.54%, due 10/07/04,
   market value $1,355) acquired on 12/31/02, due 01/02/03
   at $1,334                                                      1,334    1,334
                                                                        --------

   Total Short Term Investments (cost $1,335)                              1,335
                                                                        --------

Total Investments - 100% (cost $90,183)                                   79,088
                                                                        --------
                                                                        --------

Putnam/JNL Midcap Growth Fund
Common Stocks - 97.8%

Advertising - 1.0%
   Lamar Advertising Co. (b)                                        6  $     190

Aerospace & Defense - 0.2%
   L-3 Communications Holdings Inc. (b)                             1         27
   Northrop Grumman Corp.                                           -         17
                                                                        --------
                                                                              44

Airlines - 0.7%
   Southwest Airlines Co.                                           8        114

Apparel - 0.3%
   Columbia Sportswear Co. (b)                                      1         31
   Jones Apparel Group Inc. (b)                                     1         23
                                                                        --------
                                                                              54

Auto Parts & Equipment - 0.1%
   Lear Corp. (b)                                                   1         18


Banks - 2.8%
   Charter One Financial Inc.                                       1         17
   Commerce Bancorp. Inc.                                           1         60
   Investors Financial Services Corp.                               4        121
   M&T Bank Corp.                                                   -         32
   North Fork Bancorp. Inc.                                         2         80
   Northern Trust Corp.                                             2         74
   SouthTrust Corp.                                                 1         35
   TCF Financial Corp.                                              2         83
   Zions Bancorp                                                    1         27
                                                                        --------
                                                                             529

Beverages - 1.3%
   Coca-Cola Enterprises Inc.                                       1         24
   Pepsi Bottling Group Inc.                                        8        217
                                                                        --------
                                                                             241

Biotechnology - 3.0%
   Affymetrix Inc. (b)                                              1         25
   Charles River Laboratories International Inc. (b)                1         28
   Chiron Corp. (b)                                                 -         15
   Enzon Pharmaceuticals Inc. (b)                                   1         18
   Genzyme Corp. (b)                                                7        216
   IDEC Pharmaceuticals Corp. (b)                                   6        196
   InterMune Inc. (b)                                               1         31
   Invitrogen Corp. (b)                                             1         25
                                                                        --------
                                                                             553

Chemicals - 1.0%
   Ecolab Inc.                                                      2        103
   Rohm & Haas Co.                                                  3         88
                                                                        --------
                                                                             191

Commercial Services - 2.4%
   Apollo Group Inc. (b)                                            2         70
   Career Education Corp. (b)                                       3        100
   ChoicePoint Inc. (b)                                             3        122
   Concord EFS Inc. (b)                                             9        137
   Convergys Corp. (b)                                              2         26
                                                                        --------
                                                                             455

Computers - 6.5%
   Affiliated Computer Services Inc. - Class A (b)                  7        368
   BISYS Group Inc. (b)                                             7        113
   DST Systems Inc. (b)                                             3        100
   Lexmark International Inc. (b)                                   5        315
   McData Corp. (b)                                                 1         10
   Network Appliance Inc. (b)                                       3         31
   Sungard Data Systems Inc. (b)                                    9        223
   Synopsys Inc. (b)                                                1         23
   Veritas Software Corp. (b)                                       1         21
                                                                        --------
                                                                           1,204

Cosmetics & Personal Care - 0.3%
   Alberto-Culver Co. - Class B                                     1         30
   Estee Lauder Cos. Inc.                                           1         24
                                                                        --------
                                                                              54

Diversified Financial Services - 1.9%
   AmeriCredit Corp. (b)                                            2         13
   Bear Stearns Cos. Inc.                                           1         50
   Capital One Financial Corp.                                      3        101
   Investment Technology Group Inc. (b)                             2         52
   Legg Mason Inc.                                                  -         16
   Waddell & Reed Financial Inc. - Class A                          7        128
                                                                        --------
                                                                             360

Electric - 1.8%
   Entergy Corp.                                                    5        226
   Progress Energy Inc.                                             2        104
                                                                        --------
                                                                             330

Electronics - 1.7%
   Applera Corp. - Applied Biosystems Group                         1         12
   Celestica Inc. (b)                                               1         13
   Flir Systems Inc. (b)                                            1         54
   Jabil Circuit Inc. (b)                                           2         43
   Parker Hannifin Corp.                                            4        171
   Symbol Technologies Inc.                                         3         22
                                                                        --------
                                                                             315

Entertainment - 1.4%
   International Game Technology (b)                                4        266

Environmental Control - 0.2%
   Stericycle Inc. (b)                                              1         39


Food - 0.5%
   McCormick & Co. Inc.                                             4         88


Healthcare - 10.4%
   Advanced Medical Optics Inc. (b)                                 -          -
   Alcon Inc. (b)                                                   -         10
   Anthem Inc. (b)                                                  3        189
   Apogent Technologies Inc. (b)                                    6        123
   Biomet Inc.                                                      6        166
   Cytyc Corp. (b)                                                  5         53
   Guidant Corp. (b)                                                1         20
   Health Management Associates Inc.                                9        156
   Health Net Inc. (b)                                              2         42
   Idexx Laboratories Inc. (b)                                      1         45
   Laboratory Corp. of America Holdings (b)                         2         51
   Quest Diagnostics Inc. (b)                                       4        245
   St. Jude Medical Inc. (b)                                        5        199
   Steris Corp. (b)                                                 2         36
   Stryker Corp.                                                    1         74
   Triad Hospitals Inc. (b)                                         2         57
   Universal Health Services Inc. (b)                               4        158
   WellPoint Health Networks Inc. (b)                               3        192
   Zimmer Holdings Inc. (b)                                         3        111
                                                                        --------
                                                                           1,927

Household Products - 1.6%
   Church & Dwight Co. Inc.                                         2         55
   Fortune Brands Inc.                                              1         51
   Newell Rubbermaid Inc.                                           7        200
                                                                        --------
                                                                             306

Insurance - 0.9%
   ACE Ltd.                                                         3         89
   AMBAC Financial Group Inc.                                       1         50
   Everest Re Group Ltd.                                            -         23
                                                                        --------
                                                                             162

Internet - 2.0%
   Internet Security Systems Inc. (b)                               3         55
   Network Associates Inc. (b)                                     12        197
   Symantec Corp. (b)                                               2         65
   TIBCO Software Inc. (b)                                          4         24
   VeriSign Inc. (b)                                                2         17
   webMethods Inc. (b)                                              1          7
                                                                        --------
                                                                             365

Leisure Time - 1.6%
   Harley-Davidson Inc.                                             1         51
   Royal Caribbean Cruises Ltd.                                    12        194
   USA Interactive (b)                                              2         50
                                                                        --------
                                                                             295

Lodging - 1.5%
   Four Seasons Hotels Inc.                                         2         51
   Harrah's Entertainment Inc. (b)                                  3        119
   Marriott International Inc. - Class A                            2         78
   MGM MIRAGE (b)                                                   1         40
                                                                        --------
                                                                             288

Machinery - 1.5%
   Brooks-PRI Automation Inc. (b)                                   6         67
   Dover Corp.                                                      7        207
                                                                        --------
                                                                             274

Media - 0.5%
   Entercom Communications Corp. (b)                                -         13
   Radio One Inc. - Class D (b)                                     1         17
   Univision Communications Inc. (b)                                1         18
   Westwood One Inc. (b)                                            1         48
                                                                        --------
                                                                              96

Office & Business Equipment - 0.6%
   Pitney Bowes Inc.                                                4        121

Oil & Gas Producers - 4.8%
   Burlington Resources Inc.                                        4        179
   EOG Resources Inc.                                               1         48
   GlobalSantaFe Corp.                                              7        168
   Kerr-McGee Corp.                                                 -         17
   Murphy Oil Corp.                                                 5        212
   Nabors Industries Ltd. (b)                                       1         21
   Noble Corp. (b)                                                  6        214
   Transocean Inc.                                                  1         26
                                                                        --------
                                                                             885

Oil & Gas Services - 2.3%
   BJ Services Co. (b)                                              5        149
   Cooper Cameron Corp. (b)                                         3        169
   Smith International Inc. (b)                                     4        114
                                                                        --------
                                                                             432

Pharmaceuticals - 12.6%
   AdvancePCS (b)                                                   4         83
   Allergan Inc.                                                    4        213
   AmerisourceBergen Corp.                                          6        345
   Andrx Corp. (b)                                                  4         63
   Barr Laboratories Inc. (b)                                       1         42
   Caremark Rx Inc. (b)                                            15        249
   Celgene Corp. (b)                                                1         19
   Cephalon Inc. (b)                                                4        183
   Express Scripts Inc. - Class A (b)                               5        246
   Forest Laboratories Inc. (b)                                     1         55
   Gilead Sciences Inc. (b)                                         6        194
   IVAX Corp. (b)                                                   2         21
   King Pharmaceuticals Inc. (b)                                   10        177
   Medimmune Inc. (b)                                               6        168
   Scios Inc. (b)                                                   1         29
   Shire Pharmaceuticals Group Plc - ADR (b)                        6        111
   Teva Pharmaceutical Industries Ltd. - ADR                        3        131
   Trimeris Inc. (b)                                                -         12
                                                                        --------
                                                                           2,341

Retail - 12.6%
   Advance Auto Parts (b)                                           3        132
   Autozone Inc. (b)                                                2        147
   Bed Bath & Beyond Inc. (b)                                       5        180
   Best Buy Co. Inc. (b)                                            1         31
   CDW Computer Centers Inc. (b)                                    2         68
   Darden Restaurants Inc.                                          8        155
   Family Dollar Stores Inc.                                        7        206
   Krispy Kreme Doughnuts Inc. (b)                                  4        131
   Michaels Stores Inc. (b)                                         5        141
   Ross Stores Inc.                                                 1         30
   Staples Inc. (b)                                                13        234
   Starbucks Corp. (b)                                             14        277
   Talbots Inc.                                                     1         25
   TJX Cos. Inc.                                                   13        256
   Williams-Sonoma Inc. (b)                                         5        124
   Yum! Brands Inc. (b)                                             9        211
                                                                        --------
                                                                           2,348

Savings & Loans - 0.3%
   Greenpoint Financial Corp.                                       1         54

Semiconductors - 8.3%
   Broadcom Corp. (b)                                               1         21
   Emulex Corp. (b)                                                 9        160
   Integrated Device Technology Inc. (b)                            5         39
   KLA-Tencor Corp. (b)                                             7        233
   Lam Research Corp. (b)                                           9        101
   Linear Technology Corp.                                          7        180
   LSI Logic Corp. (b)                                              4         21
   Marvell Technology Group Ltd. (b)                                3         64
   Maxim Integrated Products Inc.                                   1         36
   Micrel Inc. (b)                                                  1          9
   Microchip Technology Inc.                                        6        137
   Novellus Systems Inc. (b)                                        7        183
   PMC - Sierra Inc. (b)                                            4         20
   QLogic Corp. (b)                                                 5        169
   Semtech Corp. (b)                                                -          2
   Silicon Laboratories Inc. (b)                                    5         88
   Skyworks Solutions Inc. (b)                                      -          4
   Teradyne Inc. (b)                                                7         86
                                                                        --------
                                                                           1,553

Software - 6.3%
   Adobe Systems Inc.                                              10        237
   BEA Systems Inc. (b)                                             1         12
   BMC Software Inc. (b)                                            6        104
   Business Objects SA - ADR (b)                                    5         74
   Cognos Inc. (b)                                                  1         21
   Electronic Arts Inc. (b)                                         1         55
   Fiserv Inc. (b)                                                  6        210
   Intuit Inc. (b)                                                  1         46
   Mercury Interactive Corp. (b)                                    4        107
   NETIQ Corp. (b)                                                  4         53
   PeopleSoft Inc. (b)                                              3         57
   Precise Software Solutions Ltd. (b)                              1         12
   SEI Investments Co.                                              7        184
                                                                        --------
                                                                           1,172

Telecommunications - 1.7%
   Amdocs Ltd. (b)                                                  2         18
   CenturyTel Inc.                                                  6        185
   Citizens Communications Co. (b)                                  1          6
   EchoStar Communications Corp. (b)                                4         91
   Telephone & Data Systems Inc.                                    -         17
                                                                        --------
                                                                             317

Telecommunications Equipment - 0.2%
   Extreme Networks Inc. (b)                                        5         16
   Juniper Networks Inc. (b)                                        3         19
                                                                        --------
                                                                              35

Textiles - 0.7%
   Cintas Corp.                                                     3        133

Wireless Telecommunications - 0.3%
   Nextel Communications Inc. (b)                                   3         31
   RF Micro Devices Inc. (b)                                        3         23
   Western Wireless Corp. (b)                                       1          6
                                                                        --------
                                                                              60
                                                                        --------

   Total Common Stocks (cost $20,567)                                     18,209
                                                                        --------

Short Term Investments - 2.2%

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                          1          1

Repurchase Agreement - 2.2%
   Repurchase Agreement with Morgan Stanley,
   1.22%, (Collateralized by $390
   Federal National Mortgage Association, 5.125%,
   due 02/13/04, market value $406)
   acquired on 12/31/02, due 01/02/03 at $401                     401        401
                                                                        --------
   Total Short Term Investments (cost $402)                                  402
                                                                        --------

Total Investments - 100% (cost $20,969)                                   18,611
                                                                        --------
                                                                        --------

Putnam/JNL Value Equity Fund
Common Stocks - 95.9%

Aerospace & Defense - 1.9%
   Boeing Co.                                                     83   $   2,732
   Northrop Grumman Corp.                                         11       1,067
   Rockwell Collins Inc.                                          44       1,028
                                                                        --------
                                                                           4,827

Apparel - 0.2%
   Liz Claiborne Inc.                                             17         501


Banks - 8.3%
   Bank of America Corp.                                          65       4,487
   Bank of New York Co. Inc.                                     106       2,547
   BB&T Corp.                                                     25         910
   Comerica Inc.                                                  39       1,704
   US Bancorp                                                    200       4,250
   Wachovia Corp.                                                 88       3,192
   Wells Fargo & Co.                                              56       2,629
   Zions Bancorp                                                  39       1,547
                                                                        --------
                                                                          21,266

Beverages - 0.7%
   Anheuser-Busch Cos. Inc.                                       36       1,762

Chemicals - 2.2%
   Dow Chemical Co.                                               82       2,426
   E.I. Du Pont de Nemours and Co.                                30       1,280
   PPG Industries Inc.                                            36       1,791
                                                                        --------
                                                                           5,497

Commercial Services - 0.5%
   BearingPoint Inc. (b)                                         197       1,360

Computers - 5.7%
   Dell Computer Corp. (b)                                        45       1,209
   Hewlett-Packard Co.                                           347       6,018
   International Business Machines Corp.                          64       4,976
   Lexmark International Inc. (b)                                 38       2,317
                                                                        --------
                                                                          14,520

Cosmetics & Personal Care - 0.7%
   Kimberly-Clark Corp.                                           37       1,752

Diversified Financial Services - 9.6%
   Citigroup Inc.                                                280       9,846
   Fannie Mae                                                     66       4,246
   Freddie Mac                                                    60       3,525
   Household International Inc.                                   61       1,699
   JPMorgan Chase & Co.                                          173       4,162
   MBNA Corp.                                                     62       1,181
                                                                        --------
                                                                          24,659

Electric - 3.3%
   Edison International (b)                                      130       1,536
   Entergy Corp.                                                  30       1,345
   FirstEnergy Corp.                                              32       1,058
   NiSource Inc.                                                  95       1,892
   PG&E Corp. (b)                                                 95       1,323
   Progress Energy Inc.                                           30       1,301
                                                                        --------
                                                                           8,455

Electrical Components & Equipment - 0.6%
   Emerson Electric Co.                                           32       1,627

Electronics - 1.2%
   Parker Hannifin Corp.                                          37       1,702
   Solectron Corp. (b)                                           416       1,478
                                                                        --------
                                                                           3,180

Environmental Control - 0.8%
   Republic Services Inc. (b)                                    101       2,127


Food - 1.3%
   Kraft Foods Inc.                                               54       2,083
   Sara Lee Corp.                                                 57       1,292
                                                                        --------
                                                                           3,375

Forest Products & Paper - 0.4%
   Abitibi-Consolidated Inc.                                     148       1,135

Healthcare - 4.1%
   Anthem Inc. (b)                                                37       2,321
   Boston Scientific Corp. (b)                                    36       1,526
   HCA Inc.                                                       46       1,909
   Johnson & Johnson                                              75       4,007
   Zimmer Holdings Inc. (b)                                       16         681
                                                                        --------
                                                                          10,444

Household Products - 1.5%
   Avery Dennison Corp.                                           21       1,283
   Fortune Brands Inc.                                            34       1,572
   Newell Rubbermaid Inc.                                         31         925
                                                                        --------
                                                                           3,780

Insurance - 5.0%
   ACE Ltd.                                                       78       2,294
   American International Group Inc.                              44       2,563
   Berkshire Hathaway Inc. - Class B (b)                           1       1,308
   Cigna Corp.                                                    29       1,172
   Lincoln National Corp.                                         19         613
   Radian Group Inc.                                              22         828
   Travelers Property Casualty Corp. (b)                          86       1,265
   XL Capital Ltd.                                                37       2,843
                                                                        --------
                                                                          12,886

Leisure Time - 0.6%
   Royal Caribbean Cruises Ltd.                                   88       1,470

Lodging - 0.7%
   Hilton Hotels Corp.                                            60         764
   Marriott International Inc. - Class A                          31       1,019
                                                                        --------
                                                                           1,783

Manufacturing - 3.2%
   General Electric Co.                                           86       2,082
   Ingersoll-Rand Co. - Class A                                   46       1,994
   Tyco International Ltd.                                       245       4,178
                                                                        --------
                                                                           8,254

Media - 2.8%
   Comcast Corp. - Class A (b)                                    93       2,194
   Liberty Media Corp. (b)                                       264       2,362
   Walt Disney Co.                                               154       2,510
                                                                        --------
                                                                           7,066

Mining - 0.3%
   Peabody Energy Corp.                                           30         865

Oil & Gas Producers - 6.3%
   Burlington Resources Inc.                                      26       1,105
   ConocoPhillips                                                 32       1,541
   Exxon Mobil Corp.                                             292      10,185
   GlobalSantaFe Corp.                                            37         897
   Royal Dutch Petroleum Co. - NYS                                54       2,386
                                                                        --------
                                                                          16,114

Oil & Gas Services - 0.6%
   BJ Services Co. (b)                                            47       1,531

Packaging & Containers - 0.7%
   Smurfit-Stone Container Corp. (b)                             116       1,779

Pharmaceuticals - 12.7%
   Abbott Laboratories                                           127       5,072
   Cardinal Health Inc.                                           50       2,971
   Forest Laboratories Inc. (b)                                    8         825
   King Pharmaceuticals Inc. (b)                                 115       1,975
   Merck & Co. Inc.                                              135       7,620
   Pfizer Inc.                                                   252       7,691
   Pharmacia Corp.                                                90       3,773
   Wyeth                                                          67       2,498
                                                                        --------
                                                                          32,425

Real Estate - 0.7%
   Boston Properties Inc.                                         50       1,828


Retail - 3.6%
   Darden Restaurants Inc.                                        50       1,031
   Federated Department Stores Inc. (b)                           33         961
   J.C. Penney Co. Inc.                                          103       2,365
   Limited Brands Inc.                                            63         871
   Office Depot Inc. (b)                                         129       1,907
   TJX Cos. Inc.                                                  51         988
   Yum! Brands Inc. (b)                                           46       1,119
                                                                        --------
                                                                           9,242

Semiconductors - 2.1%
   Analog Devices Inc. (b)                                        25         594
   Intel Corp.                                                   304       4,727
                                                                           5,321

Software - 3.5%
   BMC Software Inc. (b)                                         148       2,536
   Computer Associates International Inc.                        157       2,125
   Microsoft Corp. (b)                                            86       4,420
                                                                        --------
                                                                           9,081

Telecommunications - 4.3%
   AT&T Corp.                                                     20         509
   BellSouth Corp.                                                45       1,154
   CenturyTel Inc.                                                15         444
   SBC Communications Inc.                                       144       3,890
   Verizon Communications Inc.                                   127       4,921
                                                                        --------
                                                                          10,918

Tobacco - 3.5%
   Philip Morris Cos. Inc.                                       220       8,900


Transportation - 1.2%
   Union Pacific Corp.                                            53       3,167


Wireless Telecommunications - 1.1%
   AT&T Wireless Services Inc. (b)                               166         938
   Motorola Inc.                                                 205       1,775
                                                                        --------
                                                                           2,713
                                                                        --------

   Total Common Stocks (cost $282,371)                                   245,610
                                                                        --------

Preferred Stocks - 0.7%

Auto Manufacturers - 0.7%
   Ford Motor Co. Capital Trust II                                17         676
   General Motors Corp.                                           43         988
                                                                        --------
                                                                           1,664
                                                                        --------

   Total Preferred Stocks (cost $1,773)                                    1,664
                                                                        --------

Short Term Investments - 3.4%

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                         -           -

Repurchase Agreement - 3.4%
   Repurchase Agreement with Lehman Special
   Securities Inc., 1.15%, (Collateralized by
   $8,860 Federal National Mortgage Association,
   2.46%, due 10/08/04, market value $8,862)
   acquired on 12/31/02, due 01/02/03 at $8,739                8,738       8,738
                                                                        --------

   Total Short Term Investments (cost $8,738)                              8,738
                                                                        --------

Total Investments - 100% (cost $292,882)                                 256,012
                                                                        --------
                                                                        --------

S&P/JNL Aggressive Growth Fund
Investment Company Securities - 100.0%

Aggressive Growth - 91.1%
   Alliance Capital/JNL Growth Fund                               329  $   2,622
   Janus/JNL Aggressive Growth Fund                               116      1,515
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                 606      3,731
   Lazard/JNL Mid Cap Value Fund                                   35        355
   Lazard/JNL Small Cap Value Fund                                 62        580
   Oppenheimer/JNL Global Growth Fund                             111        803
   Putnam/JNL Midcap Fund                                         115        588
   T. Rowe Price/JNL Mid-Cap Growth Fund                           27        483
                                                                        --------
                                                                          10,677
Income - 8.9%
   PIMCO/JNL Total Return Bond Fund                                39        454
   Salomon Brothers/JNL Global Bond Fund                           11        116
   Salomon Brothers/JNL High Yield Bond Fund                       68        476
                                                                        --------
                                                                           1,046
                                                                        --------

   Total Investment Company Securities (cost $16,405)                     11,723
                                                                        --------

Total Investments - 100% (cost $16,405)                                   11,723
                                                                        --------
                                                                        --------

S&P/JNL Aggressive Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 30.5%
   Alger/JNL Growth Fund                                           258  $  2,817
   Alliance Capital/JNL Growth Fund                                352     2,811
   Eagle/JNL SmallCap Equity Fund                                  170     2,040
   Lazard/JNL Mid Cap Value Fund                                   476     4,870
   Lazard/JNL Small Cap Value Fund                                 610     5,733
   Oppenheimer/JNL Global Growth Fund                              787     5,668
   Oppenheimer/JNL Growth Fund                                     378     2,661
   T. Rowe Price/JNL Mid-Cap Growth Fund                           165     2,980
                                                                        --------
                                                                          29,580
Growth - 26.2%
   AIM/JNL Premier Equity II Fund                                  121       958
   Eagle/JNL Core Equity Fund                                    1,103    12,624
   T. Rowe Price/JNL Established Growth Fund                       921    11,841
                                                                        --------
                                                                          25,423
Growth & Income - 26.7%
   Janus/JNL Balanced Fund                                         226     1,869
   PPM America/JNL Value Fund                                      274     3,005
   Putnam/JNL Value Equity Fund                                    459     5,989
   T. Rowe Price/JNL Value Fund                                  1,630    15,030
                                                                        --------
                                                                          25,893
Income - 16.6%
   PIMCO/JNL Total Return Bond Fund                                485     5,626
   PPM America/JNL High Yield Bond Fund                            987     7,692
   Salomon Brothers/JNL Global Bond Fund                           180     1,914
   Salomon Brothers/JNL U.S. Government & Quality
     Bond Fund                                                      78       921
                                                                        --------
                                                                          16,153
                                                                        --------

   Total Investment Company Securities (cost $116,453)                    97,049
                                                                        --------

Total Investments - 100% (cost $116,453)                                  97,049
                                                                        --------
                                                                        --------

S&P/JNL Aggressive Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 64.1%
   Alliance Capital/JNL Growth Fund                                137 $   1,093
   Janus/JNL Aggressive Growth Fund                                 24       319
   Lazard/JNL Mid Cap Value Fund                                    20       202
   Lazard/JNL Small Cap Value Fund                                  34       317
   Oppenheimer/JNL Global Growth Fund                               33       236
   Oppenheimer/JNL Growth Fund                                      37       258
   T. Rowe Price/JNL Mid-Cap Growth Fund                             7       124
                                                                        --------
                                                                           2,549

Growth - 2.0%
   AIM/JNL Premier Equity II Fund                                   10        80

Growth & Income - 18.8%
   Putnam/JNL Value Equity Fund                                     57       747

Income - 15.1%
   PIMCO/JNL Total Return Bond Fund                                 20       234
   Salomon Brothers/JNL Global Bond Fund                             7        79
   Salomon Brothers/JNL High Yield Bond Fund                        41       285
                                                                        --------
                                                                             598
                                                                        --------

   Total Investment Company Securities (cost $5,051)                       3,974
                                                                        --------

Total Investments - 100% (cost $5,051)                                     3,974
                                                                        --------
                                                                        --------

S&P/JNL Conservative Growth Fund
Investment Company Securities - 100.0%

Aggressive Growth - 48.6%
   Alliance Capital/JNL Growth Fund                               280  $   2,237
   Janus/JNL Aggressive Growth Fund                                88      1,144
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                 479      2,953
   Oppenheimer/JNL Global Growth Fund                              78        563
                                                                        --------
                                                                           6,897

Greater Opportunity for Stability - 14.4%
   PPM America/JNL Money Market Fund                            2,045      2,045

Growth & Income - 10.0%
   Janus/JNL Growth & Income Fund                                  50        287
   Salomon Brothers/JNL Balanced Fund                             118      1,129
                                                                        --------
                                                                           1,416

Income - 27.0%
   PIMCO/JNL Total Return Bond Fund                               180      2,089
   Salomon Brothers/JNL Global Bond Fund                           54        569
   Salomon Brothers/JNL High Yield Bond Fund                      167      1,169
                                                                        --------
                                                                           3,827
                                                                        --------

   Total Investment Company Securities (cost $16,708)                     14,185
                                                                        --------

Total Investments - 100% (cost $16,708)                                   14,185
                                                                        --------
                                                                        --------

S&P/JNL Conservative Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 5.0%
   Alger/JNL Growth Fund                                           204  $  2,222
   Alliance Capital/JNL Growth Fund                                278     2,217
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                1,139     7,015
                                                                        --------
                                                                          11,454

Greater Opportunity for Stability - 10.5%
   PPM America/JNL Money Market Fund                            23,967    23,967

Growth - 27.4%
   AIM/JNL Premier Equity II Fund                                  287     2,269
   Eagle/JNL Core Equity Fund                                    2,007    22,981
   Mellon Capital Management/JNL International Index Fund          817     6,893
   Mellon Capital Management/JNL S&P 500 Index Fund              1,497    11,665
   T. Rowe Price/JNL Established Growth Fund                     1,453    18,669
                                                                        --------
                                                                          62,477

Growth & Income - 20.8%
   Janus/JNL Balanced Fund                                         268     2,215
   PPM America/JNL Balanced Fund                                   177     2,333
   Putnam/JNL Value Equity Fund                                    723     9,446
   T. Rowe Price/JNL Value Fund                                  3,601    33,198
                                                                        --------
                                                                          47,192

Income - 36.3%
   Mellon Capital Management/JNL Bond Index Fund                   840     8,807
   PIMCO/JNL Total Return Bond Fund                              1,918    22,253
   PPM America/JNL High Yield Bond Fund                          1,756    13,682
   Salomon Brothers/JNL Global Bond Fund                         1,922    20,432
   Salomon Brothers/JNL U.S. Government & Quality
     Bond Fund                                                   1,472    17,503
                                                                        --------
                                                                          82,677
                                                                        --------

   Total Investment Company Securities (cost $252,522)                   227,767
                                                                        --------

Total Investments - 100% (cost $252,522)                                 227,767
                                                                        --------
                                                                        --------

S&P/JNL Conservative Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 35.2%
   Alliance Capital/JNL Growth Fund                               294  $   2,347
   Janus/JNL Aggressive Growth Fund                                48        632
   Lazard/JNL Mid Cap Value Fund                                   38        385
   Oppenheimer/JNL Global Growth Fund                              52        374
   Oppenheimer/JNL Growth Fund                                    100        701
                                                                        --------
                                                                           4,439

Growth - 2.1%
   AIM/JNL Premier Equity II Fund                                  32        253


Growth & Income - 26.6%
   Putnam/JNL Value Equity Fund                                   161      2,106
   Salomon Brothers/JNL Balanced Fund                             131      1,250
                                                                        --------
                                                                           3,356

Income - 36.1%
   PIMCO/JNL Total Return Bond Fund                               128      1,484
   Salomon Brothers/JNL Global Bond Fund                          142      1,514
   Salomon Brothers/JNL High Yield Bond Fund                      223      1,553
                                                                        --------
                                                                           4,551
                                                                        --------

   Total Investment Company Securities (cost $14,265)                     12,599
                                                                        --------

Total Investments - 100% (cost $14,265)                                   12,599
                                                                        --------
                                                                        --------

S&P/JNL Core Index 100 Fund
Investment Company Securities - 100.0%

Aggressive Growth - 38.4%
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                   632 $  3,891
   Mellon Capital Management/JNL S&P 400 Mid Cap
   Index Fund                                                        83      711
   Mellon Capital Management/JNL Small Cap Index Fund               108      854
                                                                        --------
                                                                           5,456

Greater Opportunity for Stability - 9.7%
   PPM America/JNL Money Market Fund                              1,373    1,373

Growth - 32.4%
   Mellon Capital Management/JNL International Index Fund            85      715
   Mellon Capital Management/JNL S&P 500 Index Fund                 498    3,882
                                                                        --------
                                                                           4,597

Income - 19.5%
   Mellon Capital Management/JNL Bond Index Fund                    265    2,781
                                                                        --------

   Total Investment Company Securities (cost $15,028)                     14,207
                                                                        --------

Total Investments - 100% (cost $15,028)                                   14,207
                                                                        --------
                                                                        --------

S&P/JNL Core Index 50 Fund
Investment Company Securities - 100.0%

Aggressive Growth - 39.4%
   Alger/JNL Growth Fund                                              7 $     76
   Alliance Capital/JNL Growth Fund                                  14      114
   Eagle/JNL SmallCap Equity Fund                                     3       41
   Janus/JNL Aggressive Growth Fund                                   3       39
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                     3       20
   Lazard/JNL Mid Cap Value Fund                                      4       40
   Lazard/JNL Small Cap Value Fund                                    6       58
   Mellon Capital Management/JNL S&P 400 Mid Cap
   Index Fund                                                        14      118
   Mellon Capital Management/JNL Small Cap Index Fund                10       78
   Oppenheimer/JNL Global Growth Fund                                13       96
   Oppenheimer/JNL Growth Fund                                        5       36
   T. Rowe Price/JNL Mid-Cap Growth Fund                              3       60
                                                                        --------
                                                                             776

Growth - 54.4%
   AIM/JNL Premier Equity II Fund                                     2       19
   Eagle/JNL Core Equity Fund                                        10      118
   Mellon Capital Management/JNL International Index Fund            12       99
   Mellon Capital Management/JNL S&P 500 Index Fund                  87      677
   T. Rowe Price/JNL Established Growth Fund                         12      159
                                                                        --------
                                                                           1,072

Growth & Income - 6.2%
   Putnam/JNL Value Equity Fund                                       2       20
   T. Rowe Price/JNL Value Fund                                      11      101
                                                                        --------
                                                                             121
                                                                        --------

   Total Investment Company Securities (cost $2,229)                       1,969
                                                                        --------

Total Investments - 100% (cost $2,229)                                     1,969
                                                                        --------
                                                                        --------

S&P/JNL Core Index 75 Fund
Investment Company Securities - 100.0%

Aggressive Growth - 41.0%
   Alger/JNL Growth Fund                                              8 $     84
   Alliance Capital/JNL Growth Fund                                  16      126
   Eagle/JNL SmallCap Equity Fund                                     8       92
   Janus/JNL Aggressive Growth Fund                                   3       43
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                   122      755
   Lazard/JNL Mid Cap Value Fund                                      4       44
   Lazard/JNL Small Cap Value Fund                                    9       87
   Mellon Capital Management/JNL S&P 400 Mid Cap
   Index Fund                                                        20      175
   Mellon Capital Management/JNL Small Cap Index Fund                22      175
   Oppenheimer/JNL Global Growth Fund                                12       86
   Oppenheimer/JNL Growth Fund                                        6       41
   T. Rowe Price/JNL Mid-Cap Growth Fund                              5       90
                                                                        --------
                                                                           1,798

Growth - 41.3%
   AIM/JNL Premier Equity II Fund                                     5       42
   Eagle/JNL Core Equity Fund                                         8       88
   Mellon Capital Management/JNL International Index Fund            26      220
   Mellon Capital Management/JNL S&P 500 Index Fund                 171    1,329
   T. Rowe Price/JNL Established Growth Fund                         10      133
                                                                        --------
                                                                           1,812

Growth & Income - 3.1%
   Putnam/JNL Value Equity Fund                                       3       46
   T. Rowe Price/JNL Value Fund                                      10       90
                                                                        --------
                                                                             136

Income - 14.6%
   Mellon Capital Management/JNL Bond Index Fund                     61      640
                                                                        --------

   Total Investment Company Securities (cost $4,740)                       4,386
                                                                        --------

Total Investments - 100% (cost $4,740)                                     4,386
                                                                        --------
                                                                        --------

S&P/JNL Equity Aggressive Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 43.2%
   Alger/JNL Growth Fund                                          139  $   1,514
   Alliance Capital/JNL Growth Fund                               379      3,022
   Eagle/JNL SmallCap Equity Fund                                  82        987
   Lazard/JNL Mid Cap Value Fund                                  245      2,511
   Lazard/JNL Small Cap Value Fund                                229      2,154
   Oppenheimer/JNL Global Growth Fund                             169      1,218
   Oppenheimer/JNL Growth Fund                                    122        857
   T. Rowe Price/JNL Mid-Cap Growth Fund                           71      1,281
                                                                        --------
                                                                          13,544

Growth - 30.1%
   Eagle/JNL Core Equity Fund                                     301      3,445
   Janus/JNL Global Equities Fund                                  87      1,221
   T. Rowe Price/JNL Established Growth Fund                      372      4,775
                                                                        --------
                                                                           9,441

Growth & Income - 26.7%
   PPM America/JNL Value Fund                                     177      1,938
   Putnam/JNL Value Equity Fund                                   123      1,610
   T. Rowe Price/JNL Value Fund                                   526      4,845
                                                                        --------
                                                                           8,393
                                                                        --------

   Total Investment Company Securities (cost $38,850)                     31,378
                                                                        --------

Total Investments - 100% (cost $38,850)                                   31,378
                                                                        --------
                                                                        --------

S&P/JNL Equity Aggressive Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 73.0%
   Alliance Capital/JNL Growth Fund                                 54 $     429
   Janus/JNL Aggressive Growth Fund                                 14       182
   Lazard/JNL Mid Cap Value Fund                                    12       123
   Lazard/JNL Small Cap Value Fund                                  16       150
   Oppenheimer/JNL Global Growth Fund                                8        59
   Oppenheimer/JNL Growth Fund                                      14        98
   T. Rowe Price/JNL Mid-Cap Growth Fund                             3        62
                                                                        --------
                                                                           1,103

Growth - 4.0%
   Janus/JNL Global Equities Fund                                    4        60

Growth & Income - 23.0%
   Putnam/JNL Value Equity Fund                                     27       347
                                                                        --------
   Total Investment Company Securities (cost $2,124)                       1,510
                                                                        --------

Total Investments - 100% (cost $2,124)                                     1,510
                                                                        --------
                                                                        --------

S&P/JNL Equity Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 37.1%
   Alger/JNL Growth Fund                                          464  $   5,064
   Alliance Capital/JNL Growth Fund                             1,267     10,113
   Eagle/JNL SmallCap Equity Fund                                 183      2,202
   Lazard/JNL Mid Cap Value Fund                                  616      6,302
   Lazard/JNL Small Cap Value Fund                                657      6,178
   Oppenheimer/JNL Global Growth Fund                             424      3,055
   Oppenheimer/JNL Growth Fund                                    408      2,866
   T. Rowe Price/JNL Mid-Cap Growth Fund                          178      3,216
                                                                        --------
                                                                          38,996

Growth - 29.0%
   Eagle/JNL Core Equity Fund                                   1,007     11,528
   Janus/JNL Global Equities Fund                                 218      3,065
   T. Rowe Price/JNL Established Growth Fund                    1,244     15,982
                                                                        --------
                                                                          30,575

Growth & Income - 33.9%
   PPM America/JNL Value Fund                                     591      6,485
   Putnam/JNL Value Equity Fund                                   660      8,622
   T. Rowe Price/JNL Value Fund                                 2,228     20,542
                                                                        --------
                                                                          35,649
                                                                        --------

   Total Investment Company Securities (cost $130,282)                   105,220
                                                                        --------

Total Investments - 100% (cost $130,282)                                 105,220
                                                                        --------
                                                                        --------

S&P/JNL Equity Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 62.9%
   Alliance Capital/JNL Growth Fund                                187 $   1,490
   Janus/JNL Aggressive Growth Fund                                 33       435
   Lazard/JNL Mid Cap Value Fund                                    22       221
   Lazard/JNL Small Cap Value Fund                                  52       487
   Oppenheimer/JNL Global Growth Fund                               22       161
   Oppenheimer/JNL Growth Fund                                      50       352
   T. Rowe Price/JNL Mid-Cap Growth Fund                            16       281
                                                                        --------
                                                                           3,427

Growth - 7.0%
   AIM/JNL Premier Equity II Fund                                   28       217
   Janus/JNL Global Equities Fund                                   11       162
                                                                        --------
                                                                             379

Growth & Income - 30.1%
   Putnam/JNL Value Equity Fund                                    126     1,642
                                                                        --------

   Total Investment Company Securities (cost $6,975)                       5,448
                                                                        --------

Total Investments - 100% (cost $6,975)                                     5,448
                                                                        --------
                                                                        --------

S&P/JNL Moderate Growth Fund
Investment Company Securities - 100.0%

Aggressive Growth - 67.3%
   Alliance Capital/JNL Growth Fund                               560 $    4,466
   Janus/JNL Aggressive Growth Fund                               195      2,538
   JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                 894      5,505
   Lazard/JNL Mid Cap Value Fund                                   76        773
   Lazard/JNL Small Cap Value Fund                                107      1,010
   Oppenheimer/JNL Global Growth Fund                             208      1,498
   Putnam/JNL Midcap Fund                                         100        511
   T. Rowe Price/JNL Mid-Cap Growth Fund                           44        789
                                                                        --------
                                                                          17,090

Growth & Income - 10.9%
   Janus/JNL Growth & Income Fund                                 179      1,018
   Salomon Brothers/JNL Balanced Fund                             184      1,756
                                                                        --------
                                                                           2,773

Income - 21.8%
   PIMCO/JNL Total Return Bond Fund                               256      2,971
   Salomon Brothers/JNL Global Bond Fund                           71        759
   Salomon Brothers/JNL High Yield Bond Fund                      260      1,818
                                                                        --------
                                                                           5,548
                                                                        --------

   Total Investment Company Securities (cost $30,993)                     25,411
                                                                        --------

Total Investments - 100% (cost $30,993)                                   25,411
                                                                        --------
                                                                        --------

S&P/JNL Moderate Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 16.0%
   Alger/JNL Growth Fund                                           591 $   6,447
   Alliance Capital/JNL Growth Fund                                806     6,433
   Eagle/JNL SmallCap Equity Fund                                  292     3,503
   Lazard/JNL Mid Cap Value Fund                                 1,308    13,376
   Lazard/JNL Small Cap Value Fund                               1,047     9,839
   Oppenheimer/JNL Global Growth Fund                              901     6,489
   T. Rowe Price/JNL Mid-Cap Growth Fund                           378     6,819
                                                                        --------
                                                                          52,906

Greater Opportunity for Stability - 5.7%
   PPM America/JNL Money Market Fund                            18,954    18,955

Growth - 26.3%
   AIM/JNL Premier Equity II Fund                                  417     3,291
   Eagle/JNL Core Equity Fund                                    3,203    36,670
   Mellon Capital Management/JNL International Index Fund        1,185     9,997
   Mellon Capital Management/JNL S&P 500 Index Fund                869     6,770
   T. Rowe Price/JNL Established Growth Fund                     2,371    30,473
                                                                        --------
                                                                          87,201

Growth & Income - 25.6%
   Janus/JNL Balanced Fund                                       1,167     9,636
   PPM America/JNL Balanced Fund                                   515     6,765
   PPM America/JNL Value Fund                                      313     3,438
   Putnam/JNL Value Equity Fund                                  1,049    13,702
   T. Rowe Price/JNL Value Fund                                  5,595    51,582
                                                                        --------
                                                                          85,123

Income - 26.4%
   Mellon Capital Management/JNL Bond Index Fund                   914     9,574
   PIMCO/JNL Total Return Bond Fund                              2,225    25,809
   PPM America/JNL High Yield Bond Fund                          1,697    13,223
   Salomon Brothers/JNL Global Bond Fund                         2,167    23,040
   Salomon Brothers/JNL U.S. Government & Quality
     Bond Fund                                                   1,334    15,857
                                                                        --------
                                                                          87,503
                                                                        --------

   Total Investment Company Securities (cost $377,538)                   331,688
                                                                        --------

Total Investments - 100% (cost $377,538)                                 331,688
                                                                        --------
                                                                        --------


S&P/JNL Moderate Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 45.3%
   Alliance Capital/JNL Growth Fund                               385  $   3,072
   Janus/JNL Aggressive Growth Fund                                76        992
   Lazard/JNL Mid Cap Value Fund                                   49        503
   Lazard/JNL Small Cap Value Fund                                 70        658
   Oppenheimer/JNL Global Growth Fund                             113        814
   Oppenheimer/JNL Growth Fund                                    130        915
   T. Rowe Price/JNL Mid-Cap Growth Fund                           28        514
                                                                        --------
                                                                           7,468

Growth - 2.0%
   AIM/JNL Premier Equity II Fund                                  42        330

Growth & Income - 26.7%
   Putnam/JNL Value Equity Fund                                   211      2,756
   Salomon Brothers/JNL Balanced Fund                             171      1,634
                                                                        --------
                                                                           4,390

Income - 26.0%
   PIMCO/JNL Total Return Bond Fund                               125      1,451
   Salomon Brothers/JNL Global Bond Fund                          124      1,317
   Salomon Brothers/JNL High Yield Bond Fund                      218      1,521
                                                                        --------
                                                                           4,289
                                                                        --------

   Total Investment Company Securities (cost $19,475)                     16,477
                                                                        --------

Total Investments - 100% (cost $19,475)                                   16,477
                                                                        --------
                                                                        --------

S&P/JNL Very Aggressive Growth Fund I
Investment Company Securities - 100.0%

Aggressive Growth - 47.2%
   Alger/JNL Growth Fund                                          187 $    2,038
   Alliance Capital/JNL Growth Fund                               510      4,072
   Eagle/JNL SmallCap Equity Fund                                 111      1,328
   Lazard/JNL Mid Cap Value Fund                                  330      3,379
   Lazard/JNL Small Cap Value Fund                                308      2,899
   Oppenheimer/JNL Global Growth Fund                             284      2,048
   Oppenheimer/JNL Growth Fund                                    164      1,153
   T. Rowe Price/JNL Mid-Cap Growth Fund                          167      3,020
                                                                        --------
                                                                          19,937

Growth - 26.1%
   Eagle/JNL Core Equity Fund                                     147      1,687
   Janus/JNL Global Equities Fund                                 146      2,055
   T. Rowe Price/JNL Established Growth Fund                      568      7,296
                                                                        --------
                                                                          11,038

Growth & Income - 26.7%
   PPM America/JNL Value Fund                                     238      2,610
   Putnam/JNL Value Equity Fund                                   166      2,170
   T. Rowe Price/JNL Value Fund                                   708      6,526
                                                                        --------
                                                                          11,306
                                                                        --------

   Total Investment Company Securities (cost $52,667)                     42,281
                                                                        --------

Total Investments - 100% (cost $52,667)                                   42,281
                                                                        --------
                                                                        --------

S&P/JNL Very Aggressive Growth Fund II
Investment Company Securities - 100.0%

Aggressive Growth - 78.3%
   Alliance Capital/JNL Growth Fund                                 68  $    541
   Janus/JNL Aggressive Growth Fund                                 16       210
   Lazard/JNL Mid Cap Value Fund                                    15       155
   Lazard/JNL Small Cap Value Fund                                  20       190
   Oppenheimer/JNL Global Growth Fund                               13        94
   Oppenheimer/JNL Growth Fund                                      23       158
   T. Rowe Price/JNL Mid-Cap Growth Fund                             8       138
                                                                        --------
                                                                           1,486

Growth - 5.0%
   Janus/JNL Global Equities Fund                                    7        94

Growth & Income - 16.7%
   Putnam/JNL Value Equity Fund                                     24       318
                                                                        --------

   Total Investment Company Securities (cost $2,738)                       1,898
                                                                        --------

Total Investments - 100% (cost $2,738)                                     1,898
                                                                        --------
                                                                        --------

Salomon Brothers/JNL Balanced Fund
Common Stocks - 47.7%

Aerospace & Defense - 0.7%
   United Technologies Corp.                                          2 $    118

Agriculture - 0.0%
   Monsanto Co.                                                       -        7

Auto Manufacturers - 0.1%
   DaimlerChrysler AG                                                 1       18

Banks - 4.5%
   Bank of America Corp.                                              1       91
   Bank of New York Co. Inc.                                         12      280
   FleetBoston Financial Corp.                                        4      104
   Mercantile Bankshares Corp.                                        1       39
   SunTrust Banks Inc.                                                1       57
   Wachovia Corp.                                                     5      193
                                                                        --------
                                                                             764

Beverages - 2.8%
   Anheuser-Busch Cos. Inc.                                           3      121
   Coca-Cola Co.                                                      4      153
   Coca-Cola Enterprises Inc.                                         4       89
   PepsiCo Inc.                                                       3      131
                                                                        --------
                                                                             494

Computers - 3.1%
   Hewlett-Packard Co.                                                6      111
   International Business Machines Corp.                              4      326
   Sun Microsystems Inc. (b)                                         33      101
                                                                        --------
                                                                             538

Cosmetics & Personal Care - 2.2%
   Gillette Co. (f)                                                   5      161
   Kimberly-Clark Corp.                                               1       52
   Procter & Gamble Co.                                               2      163
                                                                        --------
                                                                             376

Diversified Financial Services - 3.7%
   American Express Co.                                               4      134
   JPMorgan Chase & Co.                                              14      346
   Merrill Lynch & Co. Inc.                                           4      159
                                                                        --------
                                                                             639

Electric - 0.2%
   American Electric Power Co. Inc.                                   1       33

Food - 3.7%
   Del Monte Foods Co. (b)                                            1        6
   H.J. Heinz Co.                                                     2       59
   Hormel Foods Corp.                                                 3       75
   Kroger Co. (b)                                                     9      131
   Safeway Inc. (b)                                                  13      308
   Sara Lee Corp.                                                     3       57
                                                                        --------
                                                                             636

Healthcare - 1.5%
   Bausch & Lomb Inc.                                                 1       25
   Johnson & Johnson                                                  4      226
   Zimmer Holdings Inc. (b)                                           -        5
                                                                        --------
                                                                             256

Insurance - 4.7%
   Allstate Corp.                                                     4      144
   American International Group Inc.                                  5      284
   Berkshire Hathaway Inc. - Class B (b)                              -      264
   Chubb Corp.                                                        1       52
   Cigna Corp.                                                        1       34
   Horace Mann Educators Corp.                                        2       34
                                                                        --------
                                                                             812

Manufacturing - 1.5%
   Eastman Kodak Co.                                                  1       42
   General Electric Co.                                               9      214
                                                                        --------
                                                                             256

Media - 1.4%
   AOL Time Warner Inc. (b)                                          10      127
   Comcast Corp. - Class A (b)                                        4       83
   Liberty Media Corp. (b)                                            4       36
                                                                        --------
                                                                             246

Mining - 1.6%
   Alcoa Inc.                                                        12      271

Oil & Gas Producers - 2.5%
   Amerada Hess Corp.                                                 1       39
   BP Plc - ADR                                                       1       36
   Diamond Offshore Drilling Inc.                                     5      107
   Exxon Mobil Corp.                                                  2       56
   Royal Dutch Petroleum Co. - NYS                                    1       35
   Transocean Inc.                                                    6      149
                                                                        --------
                                                                             422

Oil & Gas Services - 0.3%
   Schlumberger Ltd.                                                  1       55

Pharmaceuticals - 5.7%
   Abbott Laboratories                                                6      232
   Bristol-Myers Squibb Co.                                           1       28
   Merck & Co. Inc.                                                   2      119
   Novartis AG - ADR                                                  6      213
   Pfizer Inc. (f)                                                    8      231
   Pharmacia Corp.                                                    2       87
   Wyeth                                                              2       61
                                                                        --------
                                                                             969

Retail - 2.7%
   Costco Wholesale Corp. (b)                                         5      137
   Federated Department Stores Inc. (b)                               4      101
   Home Depot Inc.                                                    6      149
   McDonald's Corp.                                                   5       72
                                                                        --------
                                                                             459

Semiconductors - 0.1%
   Intel Corp.                                                        1       14

Software - 0.3%
   Microsoft Corp. (b)                                                1       47

Telecommunications - 2.7%
   AT&T Corp.                                                         2       57
   Hughes Electronics Corp. (b)                                       6       66
   SBC Communications Inc.                                            3       73
   Verizon Communications Inc.                                        7      258
                                                                        --------
                                                                             454

Telecommunications Equipment - 0.4%
   Lucent Technologies Inc. (b)                                      48       60

Transportation - 0.4%
   Canadian National Railway Co.                                      1       54
   United Parcel Service Inc.                                         -       19
                                                                        --------
                                                                              73

Wireless Telecommunications - 0.9%
   AT&T Wireless Services Inc. (b)                                   11       63
   Motorola Inc.                                                     10       87
                                                                        --------
                                                                             150
                                                                        --------

   Total Common Stocks (cost $10,293)                                      8,167
                                                                        --------

Corporate Bonds - 12.3%

Airlines - 0.6%
   US Airways Inc., 7.89%, 03/01/19 (f)                              95       98

Asset Backed Securities - 1.6%
   LB Commercial Conduit Mortgage Trust,
   6.78%, 04/15/09 (f)                                              100      114
   Prime Credit Card Master Trust, 6.70%, 10/15/09 (f)              125      137
                                                                        --------
                                                                             251
Auto Parts & Equipment - 0.3%
   Goodyear Tire & Rubber Co., 8.125%, 03/15/03 (f)                  50       50

Banks - 1.7%
   Bank of America Corp., 2.1075%, 10/22/04 (g)                     150      151
   Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)                 125      143
                                                                        --------
                                                                             294

Commercial Services - 0.4%
   Cendant Corp., 7.75%, 12/01/03 (f)                                75       77

Diversified Financial Services - 3.5%
   Ford Motor Credit Co., 7.875%, 06/15/10 (f)                       60       61
   General Electric Capital Corp., 6.80%, 11/01/05                   75       83
   General Motors Acceptance Corp., 6.875%, 09/15/11 (f)             65       65
   Goldman Sachs Group Inc., 6.60%, 01/15/12 (f)                     75       83
   Household Finance Corp., 8.00%, 07/15/10 (f)                      50       56
   International Lease Finance Corp., 6.375%, 03/15/09 (f)           30       32
   Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12 (f)             75       83
   Washington Mutual Financial Corp., 6.875%, 05/15/11 (f)          125      140
                                                                        --------
                                                                             603

Electric - 0.3%
   Dominion Fiber Ventures LLC, 7.05%, 03/15/05 (e) (f)              50       49

Food - 1.1%
   HJ Heinz Finance Co., 6.75%, 03/15/32 (e)                        125      138
   Safeway Inc., 7.25%, 02/01/31 (f)                                 50       57
                                                                        --------
                                                                             195

Forest Products & Paper - 0.2%
   Nexfor Inc., 7.25%, 07/01/12 (f)                                  25       26

Media - 1.1%
   AOL Time Warner Inc., 7.625%, 04/15/31 (f)                        50       51
   COX Communications Inc., 7.75%, 11/01/10 (f)                      50       57
   Viacom Inc., 6.625%, 05/15/11 (f)                                 75       85
                                                                        --------
                                                                             193

Oil & Gas Producers - 0.3%
   Devon Financing Corp. ULC, 6.875%, 09/30/11 (f)                   50       56

Pipelines - 0.4%
   Williams Cos. Inc., 6.75%, 01/15/06                              100       70

Telecommunications - 0.4%
   Sprint Captial Corp., 8.375%, 03/15/12                            75       74

Wireless Telecommunications - 0.4%
   AT&T Wireless Services Inc., 8.75%, 03/01/31 (f)                  65       64
                                                                        --------

   Total Corporate Bonds (cost $2,022)                                     2,100
                                                                        --------

Municipals - 0.3%
Sovereign - 0.3%
   Region of Lombardy, 5.804%, 10/25/32                              50       52
                                                                        --------

   Total Municipals (cost $50)                                                52
                                                                        --------

Preferred Stocks - 1.7%
Media - 1.7%
   News Corp. Ltd.                                                   13      292
                                                                        --------

   Total Preferred Stocks (cost $340)                                        292
                                                                        --------

Government Securities - 24.0%

U.S. Government Agencies - 14.4%
   Federal National Mortgage Association
   6.00%, TBA (c)                                                   170      176
   6.50%, TBA (c)                                                 1,150    1,196
   7.00%, TBA (c)                                                   240      252
   7.50%, TBA (c)                                                   140      148
   5.50%, 02/15/06                                                  200      219
   6.25%, 02/01/11                                                  200      224
   7.00%, 07/01/15 (f)                                               18       20
   6.50%, 07/01/28 (f)                                              101      105
   7.00%, 02/01/29 (f)                                               31       33
   8.00%, 08/01/30 (f)                                               57       61
   7.50%, 02/01/31 (f)                                               36       38
                                                                        --------
                                                                           2,472

U.S. Treasury Securities - 9.6% U.S. Treasury Bond
   6.125%, 08/15/29                                                 250      293
   6.25%, 05/15/30                                                   50       60
   5.375%, 02/15/31                                                  75       82
   U.S. Treasury Note
   4.625%, 05/15/06                                                 750      809
   5.625%, 05/15/08                                                 100      113
   6.00%, 08/15/09                                                   10       12
   5.75%, 08/15/10                                                  200      230
   4.00%, 11/15/12                                                   40       41
                                                                        --------
                                                                           1,640
                                                                        --------

   Total Government Securities (cost $3,913)                               4,112
                                                                        --------

Short Term Investments - 14.0%

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                            -        -

Repurchase Agreement - 14.0%
   Repurchase Agreement with State Street Bank, 1.05%,
   (Collateralized by $1,545 U.S. Treasury Bond, 7.50%,
   due 11/15/16, market value $2,045) acquired on
   12/31/02, due 01/02/03 at $2,000                               2,000    2,000

   Repurchase Agreement with UBS Warburg Paine
   Webber, 1.10%, (Collateralized by $307 U.S. Treasury
    Bond, 7.25%, due 08/15/22, market value $410)
   acquired on 12/31/02, due 01/02/03 at $401                       401      401
                                                                        --------
   Total Short Term Investments (cost $2,401)                              2,401
                                                                        --------

Total Investments - 100% (cost $19,019)                                   17,124
                                                                        --------
                                                                        --------

Salomon Brothers/JNL Global Bond Fund
Common Stocks - 0.0%

Computers - 0.0%
   Axiohm Transaction Solutions Inc. (b)                             1  $      -

Household Products - 0.0%
   ContinentalAFA Dispensing Co. (b) (e)                             9        34

Textiles - 0.0%
   Pillowtex Corp. (b)                                               -         -
                                                                        --------
   Total Common Stocks (cost $180)                                            34
                                                                        --------

Corporate Bonds - 35.3%

Advertising - 0.1%
   RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)              25        27
   SITEL Corp., 9.25%, 03/15/06                                    150       138
                                                                        --------
                                                                             165
Aerospace & Defense - 0.3%
   Alliant Techsystems Inc., 8.50%, 05/15/11 (e)                   125       135
   L-3 Communications Corp., 7.625%, 06/15/12                      200       206
   Sequa Corp., 9.00%, 08/01/09                                    150       144
                                                                        --------
                                                                             485

Airlines - 0.4%
   US Airways Inc., 7.89%, 03/01/19                                665       685

Apparel - 0.3%
   Levi Strauss & Co.
   6.80%, 11/01/03                                                  50        49
   11.625%, 01/15/08                                               150       147
   12.25%, 12/15/12 (e)                                             75        74
   Tommy Hilfiger USA Inc., 6.85%, 06/01/08                        225       211
                                                                        --------
                                                                             481

Asset Backed Securities - 6.2%
   Amortizing Residential Collateral Trust,
   2.62%, 08/25/32 (g)                                             750       710
   Bayview Financial Acquisition Trust,
   2.67%, 08/25/36 (e) (g)                                       1,000       963
   Commercial Mortgage Asset Trust, 7.35%, 08/17/13                400       464
   ContiMortgage Home Equity Trust, 7.00%, 12/25/29                500       474
   Countrywide Mortgage Backed Securities Inc.,
   7.75%, 06/25/24                                                 348       354
   Delta Funding, 12.50%, 11/26/30 (e)                             350       350
   DLJ Commercial Mortgage Corp. - Interest Only
   6.83%, 05/10/23 (a)                                           3,998       118
   7.14%, 11/12/31 (a)                                           4,211       160
   6.34%, 11/15/04 (a) (e)                                      24,500       525
   First Union Residential Securitization
   Transactions Inc.,
   7.00%, 08/25/28                                                  92        95
   GE Capital Mortgage Services Inc., 6.75%, 10/25/28              380       392
   G-Force CDO Ltd., 2.32%, 06/25/37 (e) (g)                     1,000       992
   Green Tree Financial Corp., 7.07%, 01/15/29 (f)               1,340     1,275
   LB Commercial Conduit Mortgage Trust,
   6.78%, 04/15/09 (f)                                           1,000     1,138
   Merit Securities Corp., 2.88%, 09/28/32 (e) (g)                 600       536
   Mid-State Trust, 7.34%, 07/01/35                                556       595
                                                                        --------
                                                                           9,141

Auto Manufacturers - 0.1%
   Ford Motor Co., 7.45%, 07/16/31                                 150       130

Auto Parts & Equipment - 0.7%
   Advanced Stores Co. Inc., 10.25%, 04/15/08                      200       212
   Arvin Industries Inc., 6.75%, 03/15/08                           25        24
   ArvinMeritor Inc., 8.75%, 03/01/12                              100       106
   Breed Technologies Inc., 9.25%, 04/15/08 (i)                    250         -
   Goodyear Tire & Rubber Co., 8.125%, 03/15/03                    600       600
   Meritor Automotive Inc., 6.80%, 02/15/09                         75        74
                                                                        --------
                                                                           1,016

Banks - 1.6%
   Bank of America Corp., 2.10%, 10/22/04 (g)                      650       652
   Capital One Financial Corp., 7.25%, 05/01/06                    800       768
   Standard Chartered Bank, 8.00%, 05/30/31 (e)                    750       864
                                                                        --------
                                                                           2,284

Beverages - 0.1%
   Constellation Brands Inc.
   8.50%, 03/01/09                                                 175       183
   8.125%, 01/15/12                                                 25        26
                                                                        --------
                                                                             209

Building Materials - 0.4%
   American Standard Inc., 7.375%, 04/15/05                        100       104
   Brand Services Inc., 12.00%, 10/15/12 (e)                       100       105
   Nortek Inc.
   9.125%, 09/01/07                                                175       179
   8.875%, 08/01/08                                                125       127
                                                                        --------
                                                                             515

Chemicals - 1.3%
   Acetex Corp., 10.875%, 08/01/09                                 250       265
   Airgas Inc., 7.75%, 09/15/06                                    250       260
   Applied Extrusion Technologies Inc., 10.75%, 07/01/11           100        65
   Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                140         1
   FMC Corp.
   7.00%, 05/15/08                                                  50        46
   10.25%, 11/01/09 (e)                                            150       162
   ISP Chemco Inc., 10.25%, 07/01/11                               250       259
   Methanex Corp., 8.75%, 08/15/12                                 175       186
   Millennium America Inc., 9.25%, 06/15/08                        200       209
   OM Group Inc., 9.25%, 12/15/11                                  250       135
   Terra Industries Inc., 10.50%, 06/15/05                          75        67
   United Industries Corp., 9.875%, 04/01/09 (e)                   250       253
                                                                        --------
                                                                           1,908

Commercial Services - 0.9%
   Cendant Corp., 7.75%, 12/01/03                                  750       769
   Iron Mountain Inc., 8.625%, 04/01/13                            200       209
   Mail-Well Inc., 8.75%, 12/15/08                                 125        81
   Pierce Leahy Command Co., 8.125%, 05/15/08                       75        77
   Quebecor World USA Inc., 8.375%, 11/15/08                       125       130
                                                                        --------
                                                                           1,266
Computers - 0.2%
   Seagate Technology HDD Holdings, 8.00%, 05/15/09 (e)            125       129
   Unisys Corp.
   8.125%, 06/01/06                                                125       130
   7.875%, 04/01/08                                                100       103
                                                                        --------
                                                                             362

Cosmetics & Personal Care - 0.2%
   American Safety Razor Co., 9.875%, 08/01/05                     125       104
   Playtex Products Inc., 9.375%, 06/01/11                         125       138
                                                                        --------
                                                                             242


Diversified Financial Services - 2.9%
   Airplanes Pass-Through Trust, 10.875%, 03/15/12                 247         5
   Contifinancial Corp. Liquidating Trust, 06/15/00 (e)            230         8
   Ford Motor Credit Co.
   7.875%, 06/15/10                                                375       377
   7.25%, 10/25/11                                                 125       121
   General Electric Capital Corp., 6.80%, 11/01/05                 775       862
   General Motors Acceptance Corp., 6.875%, 09/15/11               375       374
   Goldman Sachs Group Inc., 6.60%, 01/15/12                       325       359
   Household Finance Corp., 8.00%, 07/15/10                        575       650
   International Lease Finance Corp., 6.375%, 03/15/09             325       347
   Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12               325       360
   Washington Mutual Financial Corp., 6.875%, 05/15/11             750       838
                                                                        --------
                                                                           4,301

Electric - 0.6%
   BRL Universal Equipment, 8.875%, 02/15/08                        75        78
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08              200        87
   Calpine Corp.
   8.75%, 07/15/07                                                 225        98
   7.875%, 04/01/08                                                 50        21
   CMS Energy Corp.
   7.00%, 01/15/05                                                  25        22
   9.875%, 10/15/07                                                275       261
   Dominion Fiber Ventures LLC, 7.05%, 03/15/05 (e)                375       366
                                                                        --------
                                                                             933

Electronics - 0.0%
   Sanmina-SCI Corp., 5.03%, 09/12/20 (j) (k)                      100        41

Entertainment - 0.2%
   Argosy Gaming Co., 10.75%, 06/01/09                             200       220
   Sun International Hotels Ltd., 8.875%, 08/15/11                 100       102
                                                                        --------
                                                                             322

Environmental Control - 0.3%
   Allied Waste North America
   8.875%, 04/01/08                                                100       102
   7.875%, 01/01/09                                                250       246
   10.00%, 08/01/09                                                 25        25
   Safety-Kleen Services, 9.25%, 06/01/08 (i)                      375        15
                                                                        --------
                                                                             388

Food - 0.5%
   Del Monte Corp., 8.625%, 12/15/12 (e)                            75        77
   Fleming Cos. Inc., 10.125%, 04/01/08                             75        65
   Premier International Foods Plc, 12.00%, 09/01/09               150       161
   Pueblo Xtra International Inc., 9.50%, 08/01/03 (i)              28        13
   Safeway Inc., 7.25%, 02/01/31                                   350       396
   Vlasic Foods International Inc., 10.25%, 07/01/09 (i)            75        12
                                                                        --------
                                                                             724

Forest Products & Paper - 0.4%
   Abitibi-Consolidated Inc., 8.85%, 08/01/30                      150       161
   Georgia-Pacific Corp., 9.625%, 03/15/22                          75        67
   Nexfor Inc., 7.25%, 07/01/12                                    400       420
                                                                        --------
                                                                             648

Healthcare - 1.4%
   Conmed Corp., 9.00%, 03/15/08 (e)                               265       276
   Extendicare Health Services Inc., 9.50%, 07/01/10 (e)           150       146
   HCA Inc.
   6.91%, 06/15/05                                                 125       131
   8.75%, 09/01/10                                                 200       230
   IASIS Healthcare Corp., 13.00%, 10/15/09                        300       320
   Insight Health Services Corp., 9.875%, 11/01/11                 150       144
   Sybron Dental Specialites Inc., 8.125%, 06/15/12                275       278
   Tenet Healthcare Corp., 6.875%, 11/15/31                        175       150
   Triad Hospitals Inc.
   8.75%, 05/01/09                                                 225       241
   11.00%, 05/15/09                                                 50        55
   Vanguard Health Systems Inc., 9.75%, 08/01/11                   125       118
                                                                        --------
                                                                           2,089

Holding Companies - Diversified - 0.2%
   Nebco Evans Holding Co., 12.375%, 07/15/07 (i)                  350         -
   Peabody Energy Corp., 9.625%, 05/15/08                          250       264
                                                                        --------
                                                                             264

Home Furnishings - 0.2%
   Applica Inc., 10.00%, 07/31/08                                  125       124
   Fedders North America Inc., 9.375%, 08/15/07                    100        76
   Sealy Mattress Co., 10.875%, 12/15/07                           125       122
                                                                        --------
                                                                             322

Household Products - 0.1%
   Holmes Products Corp., 9.875%, 11/15/07                         150       100

Leisure Time - 0.1%
   Icon Health & Fitness, 11.25%, 04/01/12                         100        87

Lodging - 1.6%
   Coast Hotels & Casinos Inc., 9.50%, 04/01/09                    250       268
   Harrah's Operating Co. Inc., 7.875%, 12/15/05                   250       265
   Host Marriott Corp., 7.875%, 08/01/08                           225       218
   John Q Hammons Hotels LP, 8.875%, 05/15/12                      200       201
   MGM MIRAGE, 9.75%, 06/01/07                                     275       304
   Park Place Entertainment Corp.
   7.875%, 12/15/05                                                125       127
   8.875%, 09/15/08                                                200       213
   Prime Hospitality Corp., 8.375%, 05/01/12                       100        97
   Starwood Hotels & Resorts Worldwide Inc.,
   7.875%, 05/01/12 (e)                                            200       198
   Station Casinos Inc., 8.875%, 12/01/08                          275       286
   Venetian Casino Resort LLC, 11.00%, 06/15/10 (e)                125       130
                                                                        --------
                                                                           2,307

Machinery - 0.3%
   Flowserve Corp., 12.25%, 08/15/10                               125       136
   Terex Corp., 10.375%, 04/01/11                                  250       235
                                                                        --------
                                                                             371

Manufacturing - 0.1%
   DI Industries Inc., 8.875%, 07/01/07                            125       128

Media - 3.0%
   AOL Time Warner Inc., 7.625%, 04/15/31                          225       231
   Charter Communications Holdings LLC
   10.75%, 10/01/09                                                 50        23
   9.625%, 11/15/09                                                125        56
   11.125%, 01/15/11                                               300       136
   (Step-Up Bond), 9.92%, 04/01/11 (d)                             775       271
   (Step-Up Bond), 11.75%, 05/15/11 (d)                            175        44
   COX Communications Inc., 7.75%, 11/01/10                        730       831
   CSC Holdings Inc.
   9.875%, 02/15/13                                                250       244
   10.50%, 05/15/16                                                275       273
   9.875%, 04/01/23                                                100        89
   Dex Media East LLC, 9.875%, 11/15/09 (e)                         75        80
   Hollinger International Publishing Inc., 9.25%, 02/01/06        165       170
   LIN Television Corp., 8.00%, 01/15/08                           250       265
   Mediacom Broadband LLC, 11.00%, 07/15/13                        185       188
   Nextmedia Operating Inc., 10.75%, 07/01/11                      200       210
   Radio One Inc., 8.875%, 07/01/11                                125       134
   Rogers Communications Inc., 9.125%, 01/15/06                    100        96
   Spectrasite Holdings Inc., (Step-Up Bond),
   12.00%, 07/15/08 (d) (i)                                         50        16
   Time Warner Inc., 6.625%, 05/15/29                              480       441
   United Pan-Europe Communications NV, (Step-Up Bond),
   13.375%, 11/01/09 (d) (i)                                       275        17
   United Pan-Europe Communications NV
   11.25%, 02/01/10 (i)                                            250        19
   11.25%, 02/01/10 (h) (i)                                        175        11
   11.50%, 02/01/10 (i)                                            150        11
   Viacom Inc., 6.625%, 05/15/11                                   220       248
   Yell Finance BV, 10.75%, 08/01/11                               250       274
                                                                        --------
                                                                           4,378

Metal Fabrication & Hardware - 0.2%
   Trimas Corp., 9.875%, 06/15/12 (e)                              275       272

Mining - 0.1%
   Compass Minerals Group Inc., 10.00%, 08/15/11                   125       137
   Luscar Coal Ltd., 9.75%, 10/15/11                                75        80
                                                                        --------
                                                                             217

Office & Business Equipment - 0.3%
   Xerox Capital (Europe) Plc, 5.875%, 05/15/04                    300       287
   Xerox Corp., 5.50%, 11/15/03                                    150       146
                                                                        --------
                                                                             433

Oil & Gas Producers - 1.6%
   Continental Resources Inc., 10.25%, 08/01/08                    250       223
   Devon Financing Corp. ULC, 6.875%, 09/30/11                     325       362
   Magnum Hunter Resources Inc., 9.60%, 03/15/12                   225       239
   Nuevo Energy Co., 9.375%, 10/01/10                               25        26
   Ocean Energy Inc., 8.375%, 07/01/08                             100       105
   PennzEnergy Co., 10.25%, 11/01/05                               250       295
   Pioneer Natural Resources Co.
   6.50%, 01/15/08                                                 100       103
   9.625%, 04/01/10                                                125       149
   Pride International Inc., 9.375%, 05/01/07                      175       183
   Stone Energy Corp., 8.25%, 12/15/11                             300       312
   Vintage Petroleum Inc., 9.75%, 06/30/09                         200       207
   Westport Resources Corp., 8.25%, 11/01/11                       200       210
                                                                        --------
                                                                           2,414

Oil & Gas Services - 0.1%
   Key Energy Services Inc., 14.00%, 01/15/09                       86        98

Packaging & Containers - 0.6%
   Jefferson Smurfit Corp., 8.25%, 10/01/12 (e)                    100       102
   Plastipak Holdings Inc., 10.75%, 09/01/11                       185       194
   Radnor Holdings Corp., 10.00%, 12/01/03                         150       128
   Riverwood International Corp., 10.625%, 08/01/07                225       233
   Stone Container Corp., 8.375%, 07/01/12                         200       205
                                                                        --------
                                                                             862

Pharmaceuticals - 0.3%
   Aaipharma Inc., 11.00%, 04/01/10                                150       150
   AdvancePCS, 8.50%, 04/01/08                                     225       234
                                                                        --------
                                                                             384

Pipelines - 0.5%
   Western Gas Resources Inc., 10.00%, 06/15/09                    200       214
   Williams Cos. Inc., 6.75%, 01/15/06                             750       525
                                                                        --------
                                                                             739

Real Estate - 0.3%
   Felcor Lodging LP
   9.50%, 09/15/08                                                 100       102
   8.50%, 06/01/11                                                 125       123
   Meristar Hospitality Corp.
   8.75%, 08/15/07                                                 125        84
   9.125%, 01/15/11                                                100        87
                                                                        --------
                                                                             396

Retail - 1.6%
   Advance Stores Co. Inc., 10.25%, 04/15/08                        25        27
   Cole National Group Inc., 8.625%, 08/15/07                      100        95
   Finlay Fine Jewelry Corp., 8.375%, 05/01/08                     275       259
   Gap Inc., 10.55%, 12/15/08 (g)                                  215       234
   Guitar Center Inc., 11.00%, 07/01/06                            500       505
   Home Interiors & Gifts Inc., 10.125%, 06/01/08                  250       233
   Petco Animal Supplies Inc., 10.75%, 11/01/11                    150       165
   R.H. Donnelly Inc., 9.125%, 06/01/08                            150       150
   Rite Aid Corp., 11.25%, 07/01/08                                275       254
   Saks Inc.
   8.25%, 11/15/08                                                  50        50
   9.875%, 10/01/11                                                 25        26
   Sears Roebuck Acceptance Corp., 7.00%, 06/01/32                 350       292
                                                                        --------
                                                                           2,290

Savings & Loans - 0.1%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                       125       139

Telecommunications - 2.5%
   AT&T Corp.
   6.50%, 03/15/13                                                 150       150
   8.50%, 11/15/31                                                 200       220
   EchoStar DBS Corp.
   10.375%, 10/01/07                                                25        27
   9.125%, 01/15/09                                                275       289
   9.375%, 02/01/09                                                275       291
   Global Crossing Holding Ltd.
   9.125%, 11/15/06 (i)                                            260         8
   9.625%, 05/15/08 (i)                                            120         4
   9.50%, 11/15/09 (i)                                              75         2
   Insight Midwest LP/Insight Capital Inc., 10.50%, 11/01/10       125       122
   NTL Communications Corp., (Step-Up Bond),
   12.375%, 10/01/08 (d) (i)                                        70         5
   NTL Debtor-In-Possession Loan, 13.00%, 01/13/03                 450       450
   NTL Inc.
   12.75%, 04/15/05 (i)                                             40         4
   11.50%, 02/01/06 (i)                                            110        10
   10.00%, 02/15/07 (i)                                            275        26
   (Step-Up Bond), 9.75%, 04/01/08 (d) (i)                         375        30
   Qwest Corp., 8.875%, 03/15/12 (e)                               500       485
   Sprint Capital Corp.
   6.875%, 11/15/28                                                275       221
   8.75%, 03/15/32                                                 500       475
   8.375%, 03/15/12                                                750       746
   Telewest Communications Plc, (Step-Up Bond),
   11.375%, 02/01/10 (d) (i)                                       380        49
                                                                        --------
                                                                           3,614

Tobacco - 0.1%
   North Atlantic Trading Co., 11.00%, 06/15/04 (e)                125       125

Transportation - 0.1%
   Holt Group, 9.75%, 01/15/06 (i)                                 200         7
   Teekay Shipping Corp., 8.32%, 02/01/08                          125       128
                                                                        --------
                                                                             135

Venture Capital - 0.1%
   MDP Acquisitions Plc, 9.625%, 10/01/12 (e)                      100       104

Wireless Telecommunications - 2.1%
   American Cellular Corp., 9.50%, 10/15/09                        100        19
   American Tower Corp.
   9.375%, 02/01/09                                                350       273
   5.00%, 02/15/10 (j)                                             100        65
   AT&T Wireless Services Inc., 8.75%, 03/01/31 (f)              1,500     1,470
   Crown Castle International Corp.
   9.375%, 08/01/11                                                 15        12
   10.75%, 08/01/11                                                275       241
   Motorola Inc., 8.00%, 11/01/11                                  125       129
   Nextel Communications Inc.
   (Step-Up Bond), 9.75%, 10/31/07 (d)                             365       338
   (Step-Up Bond), 9.95%, 02/15/08 (d)                             100        92
   9.375%, 11/15/09                                                365       330
   Spectrasite Holdings Inc.
   10.75%, 03/15/10 (i)                                            130        48
   (Step-Up Bond), 12.875%, 03/15/10 (d) (i)                        50        13
   TeleCorp PCS Inc., 10.625%, 07/15/10                             33        35
                                                                        --------
                                                                           3,065
                                                                        --------

   Total Corporate Bonds (cost $54,655)                                   51,579
                                                                        --------

Government Securities - 44.8%

Sovereign - 12.6%
   Federal Republic of Brazil
   11.25%, 07/26/07                                                375       287
   11.50%, 03/12/08                                              1,150       874
   9.375%, 04/07/08                                                 75        53
   14.50%, 10/15/09                                                325       270
   12.00%, 04/15/10                                              1,260       916
   8.00%, 04/15/14                                               3,663     2,400
   12.25%, 03/06/30                                                550       382
   Government of Jamaica, 12.75%, 09/01/07                         100       114
   Kingdom of Morocco, 6.84%, 01/01/09                             626       570
   National Republic of Bulgaria
   2.6875%, 07/28/11 (g)                                           218       202
   2.6875%, 07/28/12 (h)                                           405       384
   Republic of Algeria, 6.375%, 03/04/10                           249       221
   Republic of Argentina, 2.3125%, 03/31/23 (g) (i)                750       369
   Republic of Colombia
   10.00%, 01/23/12                                                450       455
   11.75%, 02/25/20                                                435       465
   8.375%, 02/15/27                                                100        77
   Republic of Ecuador, 6.00%, 08/15/30 (h)                      2,375       959
   Republic of Panama
   9.625%, 02/08/11                                                100       109
   2.75%, 07/17/16 (g)                                             286       228
   9.375%, 01/16/23                                                350       361
   Republic of Peru, 4.50%, 03/07/17 (h)                           392       310
   Republic of Philippines
   8.375%, 03/12/09                                                250       251
   9.875%, 01/15/19                                                325       322
   Republic of Turkey
   12.375%, 06/15/09                                               400       433
   11.50%, 01/23/12                                                450       464
   11.875%, 01/15/30                                               140       147
   Republic of Uruguay
   7.875%, 03/25/09                                                150        81
   7.625%, 01/20/12                                                 75        38
   Republica Orient Uruguay
   7.25%, 05/04/09                                                 230       120
   7.875%, 07/15/27                                                300       143
   Russian Federation, 5.00%, 03/31/30 (h)                       4,095     3,234
   United Mexican States
   8.375%, 01/14/11                                                825       931
   11.375%, 09/15/16                                                75       101
   8.30%, 08/15/31 (f)                                           2,000     2,110
                                                                        --------
                                                                          18,381
                                                                        --------

U.S. Government Agencies - 18.7%
   Federal Home Loan Mortgage Corp.
   10.00%, 05/15/20                                                  7         7
   Interest Only, 44.67%, 06/15/21 (a)                               -         4
   6.50%, 08/01/32, TBA (c)                                      4,000     4,162
   Federal National Mortgage Association
   6.00%, TBA (c)                                                8,000     8,283
   6.50%, TBA (c)                                                2,000     2,080
   7.00%, TBA (c)                                                7,500     7,868
   7.39%, 01/17/13 (f) (g)                                       1,380     1,480
   13.00%, 11/15/15                                                  2         3
   10.40%, 04/25/19                                                 13        14
   6.50%, 02/01/26                                                  82        86
   7.50%, 08/01/29                                                  76        81
   8.00%, 08/01/29                                                  48        51
   7.50%, 09/01/29                                                 269       287
   7.50%, 03/01/30                                                  59        63
   8.00%, 04/01/30                                                  71        77
   7.50%, 05/01/30                                                  60        64
   7.50%, 06/01/30                                                 176       187
   7.50%, 07/01/30                                                 145       153
   8.00%, 07/01/30                                                   9        10
   7.50%, 08/01/30                                                  73        77
   8.00%, 08/01/30                                                  63        68
   7.50%, 09/01/30                                                  42        44
   8.00%, 10/01/30                                                 491       529
   7.50%, 11/01/30                                                  53        56
   7.50%, 12/01/30                                                  64        68
   7.50%, 01/01/31                                                 201       213
   8.00%, 01/01/31                                                 304       328
   7.50%, 02/01/31                                                 573       609
   8.00%, 02/01/31                                                  38        40
   7.50%, 03/01/31                                                 354       377
                                                                        --------
                                                                          27,369
                                                                        --------

U.S. Treasury Securities - 13.5% U.S. Treasury Bond
   6.125%, 11/15/27                                                100       117
   5.50%, 08/15/28                                                  70        76
   5.25%, 11/15/28                                               1,500     1,567
   5.25%, 02/15/29                                                 500       522
   6.125%, 08/15/29                                              1,500     1,761
   6.25%, 05/15/30                                               3,500     4,188
   5.375%, 02/15/31                                                750       818
   U.S. Treasury Note
   3.25%, 05/31/04                                               5,000     5,133
   5.875%, 11/15/04                                              3,650     3,942
   4.375%, 05/15/07                                              1,500     1,611
                                                                        --------
                                                                          19,735
                                                                        --------

   Total Government Securities (cost $61,411)                             65,485
                                                                        --------

Municipals - 0.5%
Sovereign - 0.5%
   Region of Lombardy, 5.804%, 10/25/32                            750       780
                                                                        --------
   Total Municipals (cost $750)                                              780

Preferred Stocks - 0.2%
Holding Companies - Diversified - 0.0%
   TCR Holdings - Class B                                            -         -
   TCR Holdings - Class C                                            -         -
   TCR Holdings - Class D                                            1         -
   TCR Holdings - Class E                                            1         -
                                                                         -------
                                                                               -

Media - 0.2%
   Cablevision Systems Corp., 11.125%                                2       149
   Cablevision Systems Corp., 11.75%                                 2       214
                                                                        --------
                                                                             363
                                                                        --------

   Total Preferred Stocks (cost $372)                                        363
                                                                        --------

Rights - 0.0%
Sovereign - 0.0%
   Venezuela Par Rights, 04/15/20                                   22         -
                                                                        --------

   Total Rights (cost $-)                                                      -
                                                                        --------

Warrants - 0.0%
   Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09           -         -
                                                                        --------

   Total Warrants (cost $-)                                                    -
                                                                        --------

Short Term Investments - 19.2%

Commercial Paper - 13.3%
   DaimlerChrysler NA Holdings Inc., 1.96%, 01/14/03 (f)         2,450     2,448
   Exelon Corp., 1.95%, 01/14/03 (f)                             2,450     2,448
   Four Winds Funding, 2.00%, 01/14/03 (f)                       2,450     2,448
   General Motors Acceptance Corp., 1.95%, 01/14/03 (f)          2,450     2,448
   Mermaid Funding Corp., 1.92%, 01/14/03 (f)                    2,450     2,449
   Mica Funding LLC, 1.40%, 01/14/03 (f)                         3,690     3,689
   Nievw Amsterdam, 1.40%, 01/14/03 (f)                          3,591     3,589
                                                                        --------
                                                                          19,519

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                           -         -

Repurchase Agreement - 5.9%
   Repurchase Agreement with State Street Bank, 1.05%,
   (Collateralized by $5,740 U.S. Treasury Bond, 8.75%,
   due 08/15/20, market value $8,710) acquired on
   12/31/02, due 01/02/03 at $8,535                              8,535     8,535
                                                                        --------

   Total Short Term Investments (cost $28,054)                            28,054
                                                                        --------

Total Investments - 100% (cost $145,422)                                 146,295
                                                                        --------
                                                                        --------

Salomon Brothers/JNL High Yield Bond Fund
Common Stocks - 0.1%

Computers - 0.0%
   Axiohm Transaction Solutions Inc. (b)                              1 $      -

Household Products - 0.1%
   ContinentalAFA Dispensing Co. (b) (e)                              4       17

Mining - 0.0%
   Horizon Natural Resources Co. (b)                                  6        -

Textiles - 0.0%
   Pillowtex Corp. (b)                                                -        -
                                                                        --------

   Total Common Stocks (cost $314)                                            17
                                                                        --------

Corporate Bonds - 96.6%

Advertising - 1.0%
   RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)               25       27
   SITEL Corp., 9.25%, 03/15/06                                     150      138
                                                                        --------
                                                                             165

Aerospace & Defense - 1.4%
   L-3 Communications Corp., 7.625%, 06/15/12                       150      155
   Sequa Corp., 9.00%, 08/01/09                                     100       96
   Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)                 125        -
                                                                        --------
                                                                             251

Agriculture - 0.5%
   Hines Horticulture Inc., 11.75%, 10/15/05                         75       79

Apparel - 1.0%
   Levi Strauss & Co.
   6.80%, 11/01/03                                                   25       25
   11.625%, 01/15/08                                                125      122
   12.25%, 12/15/12 (e)                                              25       24
                                                                        --------
                                                                             171

Auto Manufacturers - 0.5%
   Ford Motor Co., 7.45%, 07/16/31                                  100       87

Auto Parts & Equipment - 2.6%
   Advanced Stores Co. Inc., 10.25%, 04/15/08                       150      159
   ArvinMeritor Inc., 8.75%, 03/01/12                               100      106
   Breed Technologies Inc., 9.25%, 04/15/08 (i)                     100        -
   CSK Auto Inc., 12.00%, 06/15/06                                  150      160
                                                                        --------
                                                                             425

Building Materials - 0.5%
   Brand Services Inc., 12.00%, 10/15/12 (e)                         75       79

Chemicals - 7.3%
   Acetex Corp., 10.875%, 08/01/09                                  125      132
   Airgas Inc., 9.125%, 10/01/11                                    175      188
   Applied Extrusion Technologies Inc., 10.75%, 07/01/11            100       65
   Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                  85        1
   FMC Corp., 7.75%, 07/01/11                                       100       97
   ISP Chemco Inc., 10.25%, 07/01/11                                175      181
   Millennium America Inc., 9.25%, 06/15/08                         140      146
   Noveon Inc., 11.00%, 02/28/11                                    125      137
   OM Group Inc., 9.25%, 12/15/11                                   175       95
   Terra Industries Inc., 10.50%, 06/15/05                           50       46
   United Industries Corp., 9.875%, 04/01/09 (e)                    125      127
                                                                        --------
                                                                           1,215

Commercial Services - 1.9%
   Comforce Operating Inc., 12.00%, 12/01/07                        100       45
   Iron Mountain Inc.
   8.75%, 09/30/09                                                  125      129
   8.625%, 04/01/13                                                  50       52
   Mail-Well Inc., 8.75%, 12/15/08                                   50       33
   Pierce Leahy Command Co., 8.125%, 05/15/08                        50       51
                                                                        --------
                                                                             310

Computers - 0.9%
   Unisys Corp., 8.125%, 06/01/06                                   150      156

Diversified Financial Services - 1.4%
   Airplanes Pass-Through Trust, 10.875%, 03/15/12                  123        2
   Contifinancial Corp. Liquidating Trust, 06/15/00 (e)             115        4
   Ford Motor Credit Co., 7.25%, 10/25/11                           175      170
   General Motors Acceptance Corp., 6.875%, 08/28/12                 50       49
                                                                        --------
                                                                             225

Electric - 3.0%
   BRL Universal Equipment, 8.875%, 02/15/08                        150      156
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08               200       87
   Calpine Corp.
   8.75%, 07/15/07                                                  125       54
   8.625%, 08/15/10                                                  75       32
   CMS Energy Corp., 9.875%, 10/15/07                               175      166
                                                                        --------
                                                                             495

Electrical Components & Equipment - 0.5%
   Motors And Gears Inc., 10.75%, 11/15/06                          100       86

Entertainment - 1.9%
   Argosy Gaming Co., 10.75%, 06/01/09                              150      165
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09                 150      159
                                                                        --------
                                                                             324

Environmental Control - 1.1%
   Allied Waste North America, 7.875%, 01/01/09                     175      172
   Safety-Kleen Services, 9.25%, 06/01/08 (i)                       125        5
                                                                        --------
                                                                             177

Food - 0.7%
   Fleming Cos. Inc., 10.125%, 04/01/08                              25       22
   Premier International Foods Plc, 12.00%, 09/01/09                 75       80
   Vlasic Foods International Inc., 10.25%, 07/01/09 (i)             75       13
                                                                        --------
                                                                             115

Forest Products & Paper - 0.3%
   Georgia-Pacific Corp., 9.625%, 03/15/22                           50       45

Healthcare - 5.6%
   Conmed Corp., 9.00%, 03/15/08 (e)                                200      208
   Extendicare Health Services Inc., 9.50%, 07/01/10 (e)            100       97
   HCA Inc., 8.75%, 09/01/10                                        125      144
   IASIS Healthcare Corp., 13.00%, 10/15/09                         125      133
   Insight Health Services Corp., 9.875%, 11/01/11                  125      120
   Tenet Healthcare Corp., 6.875%, 11/15/31                         125      107
   Vanguard Health Systems Inc., 9.75%, 08/01/11                    125      119
                                                                        --------
                                                                             928

Holding Companies - Diversified - 0.8%
   Peabody Energy Corp., 9.625%, 05/15/08                           125      132

Home Furnishings - 1.4%
   Applica Inc., 10.00%, 07/31/08                                    75       75
   Fedders North America Inc., 9.375%, 08/15/07                      75       57
   Mattress Discounters Corp., 12.625%, 07/15/07 (i)                100       10
   Sealy Mattress Co., 10.875%, 12/15/07                            100       97
                                                                        --------
                                                                             239

Leisure Time - 0.4%
   Icon Health & Fitness, 11.25%, 04/01/12                           75       65

Lodging - 7.4%
   Ameristar Casinos Inc., 10.75%, 02/15/09                         100      110
   Coast Hotels & Casinos Inc., 9.50%, 04/01/09                     150      161
   Harrah's Operating Co. Inc., 7.875%, 12/15/05                    150      159
   Host Marriott Corp.
   7.875%, 08/01/05                                                  75       74
   7.875%, 08/01/08                                                  25       24
   John Q Hammons Hotels LP, 8.875%, 05/15/12                       200      201
   MGM MIRAGE, 9.75%, 06/01/07                                      100      111
   Park Place Entertainment Corp., 8.875%, 09/15/08                 150      159
   Starwood Hotels & Resorts Worldwide Inc.,
   7.875%, 05/01/12 (e)                                             150      149
   Venetian Casino Resort LLC, 11.00%, 06/15/10 (e)                  75       77
                                                                        --------
                                                                           1,225

Machinery - 0.9%
   Flowserve Corp., 12.25%, 08/15/10                                 75       82
   NMHG Holding Co., 10.00%, 05/15/09                                75       75
                                                                        --------
                                                                             157

Media - 8.9%
   AOL Time Warner Inc., 7.625%, 04/15/31                           175      180
   Charter Communications Holdings LLC
   10.75%, 10/01/09                                                  75       34
   10.25%, 01/15/10                                                  50       22
   11.125%, 01/15/11                                                125       57
   (Step-Up Bond), 9.92%, 04/01/11 (d)                              375      131
   10.00%, 05/15/11                                                  25       11
   (Step-Up Bond), 11.75%, 05/15/11 (d)                              75       19
   CSC Holdings Inc.
   10.50%, 05/15/16                                                  50       50
   9.875%, 04/01/23                                                  75       67
   Dex Media East LLC, 9.875%, 11/15/09 (e)                          50       54
   LIN Television Corp., 8.00%, 01/15/08                            100      106
   Mediacom Broadband LLC, 11.00%, 07/15/13                         100      102
   Nextmedia Operating Inc., 10.75%, 07/01/11                       125      131
   Radio One Inc., 8.875%, 07/01/11                                  75       80
   Rogers Communications Inc.
   9.125%, 01/15/06                                                  50       48
   8.875%, 07/15/07                                                 125      119
   Spectrasite Holdings Inc., (Step-Up Bond),
   12.00%, 07/15/08 (d) (i)                                          80       26
   Time Warner Inc., 6.625%, 05/15/29                                50       46
   United Pan-Europe Communications NV, (Step-Up Bond),
   13.375%, 11/01/09 (d) (i)                                        150        9
   United Pan-Europe Communications NV
   11.25%, 02/01/10 (h) (i)                                         115        7
   11.25%, 02/01/10 (i)                                             275       21
   11.50%, 02/01/10 (i)                                             175       13
   Yell Finance BV
   (Step-Up Bond), 13.50%, 08/01/11 (d)                              50       34
   10.75%, 08/01/11                                                 100      110
                                                                        --------
                                                                           1,477

Mining - 0.8%
   Compass Minerals Group Inc., 10.00%, 08/15/11                     75       82
   Luscar Coal Ltd., 9.75%, 10/15/11                                 50       54
                                                                        --------
                                                                             136

Office & Business Equipment - 1.2%
   Xerox Capital (Europe) Plc, 5.875%, 05/15/04                     125      119
   Xerox Corp., 5.50%, 11/15/03                                      75       73
                                                                        --------
                                                                             192

Oil & Gas Producers - 5.5%
   Magnum Hunter Resources Inc., 9.60%, 03/15/12                    250      266
   Nuevo Energy Co., 9.375%, 10/01/10                                25       26
   PennzEnergy Co., 10.25%, 11/01/05                                125      147
   Pioneer Natural Resources Co., 9.625%, 04/01/10                  125      149
   Pride International Inc., 9.375%, 05/01/07                       100      105
   Vintage Petroleum Inc.
   8.625%, 02/01/09                                                 125      126
   9.75%, 06/30/09                                                   25       26
   Westport Resources Corp., 8.25%, 11/01/11                         75       78
                                                                        --------
                                                                             923

Oil & Gas Services - 0.7%
   Key Energy Services Inc., 14.00%, 01/15/09                       102      116

Packaging & Containers - 4.6%
   Berry Plastics Corp., 10.75%, 07/15/12                           150      160
   Jefferson Smurfit Corp., 8.25%, 10/01/12 (e)                     175      179
   Plastipak Holdings Inc., 10.75%, 09/01/11                        125      131
   Radnor Holdings Corp., 10.00%, 12/01/03                          100       85
   Riverwood International Corp., 10.625%, 08/01/07                 200      207
                                                                        --------
                                                                             762

Pharmaceuticals - 2.3%
   Aaipharma Inc., 11.00%, 04/01/10                                 125      125
   AdvancePCS, 8.50%, 04/01/08                                      150      156
   Vicar Operating Inc., 9.875%, 12/01/09                           100      108
                                                                        --------
                                                                             389

Pipelines - 1.0%
   Western Gas Resources Inc., 10.00%, 06/15/09                     150      161

Real Estate - 1.9%
   Capstar Hotel Co., 8.75%, 08/15/07                                75       50
   Felcor Lodging LP
   9.50%, 09/15/08                                                   75       77
   8.50%, 06/01/11                                                   75       74
   Host Marriott LP, 8.375%, 02/15/06                                50       50
   Meristar Hospitality Corp., 9.125%, 01/15/11                      75       64
                                                                        --------
                                                                             315

Retail - 7.3%
   Advance Stores Co. Inc., 10.25%, 04/15/08                         25       27
   Cole National Group
   8.625%, 08/15/07                                                  75       71
   8.875%, 05/15/12                                                  25       24
   Finlay Fine Jewelry Corp., 8.375%, 05/01/08                      150      141
   Gap Inc.
   6.90%, 09/15/07                                                   40       39
   10.55%, 12/15/08 (g)                                             115      125
   Guitar Center Inc., 11.00%, 07/01/06                             125      126
   Home Interiors & Gifts Inc., 10.125%, 06/01/08                   175      163
   Leslie's Poolmart, 10.375%, 07/15/04                             125      117
   Petco Animal Supplies Inc., 10.75%, 11/01/11                     100      110
   Rite Aid Corp., 11.25%, 07/01/08                                 175      162
   Saks Inc.
   9.875%, 10/01/11                                                  50       52
   7.375%, 02/15/19                                                  75       58
                                                                        --------
                                                                           1,215

Savings & Loans - 0.8%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                        125      139

Telecommunications - 11.0%
   AT&T Corp.
   6.50%, 03/15/13                                                  150      150
   8.50%, 11/15/31                                                  200      220
   EchoStar DBS Corp.
   9.125%, 01/15/09                                                 175      184
   9.375%, 02/01/09                                                 125      132
   Global Crossing Holding Ltd., 9.625%, 05/15/08 (i)               110        3
   Global Crossing North America Inc., 6.00%, 10/15/03 (i)          175        9
   Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09          75       71
   NTL Communications Corp., (Step-Up Bond),
   12.375%, 10/01/08 (d) (i)                                        145       11
   NTL Debtor-In-Possession Loan, 13.00%, 01/13/03                  450      450
   NTL Inc.
   12.75%, 04/15/05 (i)                                              25        2
   11.50%, 02/01/06 (i)                                             210       20
   10.00%, 02/15/07 (i)                                             125       12
   (Step-Up Bond), 9.75%, 04/01/08 (d) (i)                           50        4
   Qwest Capital Funding Inc., 6.875%, 07/15/28                     100       55
   Qwest Communications International, 7.50%, 11/01/08              225      182
   Qwest Corp., 8.875%, 03/15/12 (e)                                 75       73
   Sprint Capital Corp.
   6.875%, 11/15/28                                                 200      161
   8.75%, 03/15/32                                                   50       48
   Telewest Communications Plc, (Step-Up Bond)
   9.25%, 04/15/09 (d) (i)                                          125       18
   11.375%, 02/01/10 (d) (i)                                        180       23
                                                                        --------
                                                                           1,828

Tobacco - 0.7%
   North Atlantic Trading Co., 11.00%, 06/15/04 (e)                 125      125

Transportation - 0.0%
   Holt Group, 9.75%, 01/15/06 (i)                                  125        4

Wireless Telecommunications - 6.9%
   American Cellular Corp., 9.50%, 10/15/09                         100       19
   American Tower Corp.
   9.375%, 02/01/09                                                 175      137
   5.00%, 02/15/10 (j)                                               75       49
   AT&T Wireless Services Inc., 8.125%, 05/01/12                    200      201
   Crown Castle International Corp.
   9.375%, 08/01/11                                                 175      145
   10.75%, 08/01/11                                                  50       44
   Motorola Inc., 8.00%, 11/01/11                                    50       52
   Nextel Communications Inc.
   (Step-Up Bond), 9.75%, 10/31/07 (d)                              200      185
   (Step-Up Bond), 9.95%, 02/15/08 (d)                               75       69
   9.375%, 11/15/09                                                 200      181
   Spectrasite Holdings Inc.
   (Step-Up Bond), 12.875%, 03/15/10 (d) (i)                         50       13
   10.75%, 03/15/10 (i)                                              50       18
   TeleCorp PCS Inc., 10.625%, 07/15/10                              41       43
                                                                        --------
                                                                           1,156
                                                                        --------

   Total Corporate Bonds (cost $17,877)                                   16,089
                                                                        --------

Preferred Stocks - 1.8%

Media - 1.7%
   Cablevision Systems Corp., 11.125%                                 1      114
   Cablevision Systems Corp., 11.75%                                  2      183
                                                                        --------
                                                                             297

Wireless Telecommunications - 0.1%
   Rural Cellular Corp., 12.25%                                       -       10
                                                                        --------

   Total Preferred Stocks (cost $386)                                        307
                                                                        --------

Warrants - 0.0%
Commercial services - 0.0%
   Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09            1        -

Retail - 0.0%
   Mattress Discounters Corp., Strike Price $0.01,
   Expiring 07/15/07                                                  -        -
                                                                        --------

   Total Warrants (cost $-)                                                    -
                                                                        --------

Short Term Investments - 1.5%

Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                            1        1

Repurchase Agreement - 1.5%
   Repurchase Agreement with State Street Bank, 1.05%,
   (Collateralized by $165 U.S. Treasury Bond, 8.75%,
   due 08/15/20, market value $250) acquired on
   12/31/02, due 01/02/03 at $242                                   242      242
                                                                        --------

   Total Short Term Investments (cost $243)                                  243
                                                                        --------

Total Investments - 100% (cost $18,820)                                   16,656
                                                                        --------
                                                                        --------

Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Corporate Bonds - 2.8%

Asset Backed Securities - 2.8%
   CS First Boston Mortgage Securities Corp.,
   5.435%, 09/15/34 (g)                                          5,000 $   5,319
   Green Tree Financial Corp., 7.07%, 01/15/29                   1,256     1,196
   LB Commercial Conduit Mortgage Trust, 7.49%, 10/25/26 (g)     4,407     4,633
                                                                        --------
   Total Corporate Bonds (cost $10,856)                                   11,148

Government Securities - 69.8%

U.S. Government Agencies - 33.1%
   Federal Home Loan Bank, 5.80%, 09/02/08 (f)                   3,500     3,940
   Federal Home Loan Mortgage Corp.
   6.00%, TBA (c)                                               15,000    15,584
   7.00%, TBA (c)                                                4,000     4,192
   6.00%, 09/01/10                                                   -         1
   7.00%, 07/01/11                                                  22        24
   6.50%, 08/01/13                                                 172       183
   8.25%, 04/01/17                                                  25        27
   10.50%, 06/01/20                                                164       190
   8.00%, 07/01/20                                                 241       261
   10.00%, 09/01/20                                                344       391
   8.50%, 03/15/24 (f)                                             929       949
   6.00%, 11/01/28 (f)                                           2,598     2,698
   8.00%, 09/01/31 (f)                                           4,716     5,055
   Federal National Mortgage Association
   5.50%, TBA (c)                                                7,000     7,269
   6.00%, TBA (c)                                               20,000    20,707
   6.50%, TBA (c)                                               43,000    44,720
   7.39%, 01/17/13 (f) (g)                                       2,070     2,220
   12.50%, 09/20/15                                                  5         6
   13.00%, 11/15/15                                                  5         6
   12.00%, 01/01/16                                                159       186
   12.00%, 01/15/16                                                  6         8
   12.50%, 01/15/16                                                 81        96
   11.50%, 09/01/19                                                  1         1
   10.50%, 08/01/20                                                 21        24
   6.50%, 03/01/26                                                  86        90
   7.00%, 05/01/26                                                  84        89
   9.00%, 08/01/26                                                  34        38
   7.00%, 11/01/28                                                 162       171
   7.00%, 12/01/28                                                 105       110
   7.24%, 12/28/28 (g)                                             513       546
   7.00%, 03/01/29                                                 286       301
   8.00%, 07/01/29                                                  11        11
   8.00%, 11/01/29                                                 119       129
   8.00%, 12/01/29                                                 227       245
   7.00%, 01/01/30                                                 655       689
   8.00%, 01/01/30                                                 299       322
   8.00%, 02/01/30                                                  65        71
   8.00%, 05/01/30                                                  26        28
   6.52%, 05/25/30 (f)                                           2,250     2,497
   8.00%, 09/01/30                                                  27        29
   8.00%, 10/01/30                                                 207       223
   8.00%, 11/01/30                                                  10        11
   8.00%, 01/01/31                                                 590       636
   7.50%, 02/01/31 (f)                                           1,208     1,283
   8.00%, 02/01/31                                                 347       373
   8.00%, 03/01/31                                                 303       327
   8.00%, 04/01/31                                                  44        47
   6.00%, 01/01/33 (f)                                          10,000    10,352
   Government National Mortgage Association
   13.50%, 07/15/10                                                124       148
   8.50%, 01/15/18                                                  69        76
   Government National Mortgage Association II
   9.00%, 12/20/19 (f)                                             892       988
   6.50%, 11/20/32 (f)                                           4,958     5,173
                                                                        --------
                                                                         133,741

U.S. Treasury Securities - 36.7% U.S. Treasury Bond
   6.625%, 02/15/27                                              2,350     2,903
   6.375%, 08/15/27 (f)                                          1,000     1,202
   5.25%, 11/15/28                                               2,000     2,089
   5.25%, 02/15/29 (f)                                           2,000     2,090
   6.125%, 08/15/29                                              1,250     1,467
   5.375%, 02/15/31 (f)                                         17,000    18,533
   U.S. Treasury Note
   5.25%, 05/15/04 (f) (l)                                       8,500     8,953
   5.875%, 11/15/04 (f)                                          5,000     5,400
   6.75%, 05/15/05                                              12,000    13,379
   5.75%, 11/15/05 (f)                                          18,500    20,450
   4.625%, 05/15/06                                              9,000     9,707
   4.375%, 05/15/07                                             20,000    21,477
   4.875%, 02/15/12                                             20,000    21,718
   4.375%, 08/15/12                                             18,000    18,815
                                                                        --------
                                                                         148,183
                                                                        --------

   Total Government Securities (cost $270,858)                           281,924
                                                                        --------

Short Term Investments - 27.4%

Commercial Paper - 12.5%
   DaimlerChrysler NA Holdings Inc., 1.96%, 01/14/03 (f)         7,640     7,635
   Exelon Corp., 1.95%, 01/14/03 (f)                             7,640     7,635
   Four Winds Funding, 2.00%, 01/14/03 (f)                       7,640     7,634
   General Motors Acceptance Corp., 1.95%, 01/14/03 (f)          7,640     7,635
   Mermaid Funding Corp., 1.92%, 01/14/03 (f)                    7,640     7,635
   Mica Funding LLC, 1.40%, 01/14/03 (f)                        11,000    10,994
   Nievw Amsterdam, 1.40%, 01/14/03 (f)                          1,443     1,442
                                                                        --------
                                                                          50,610
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.36% (a)                           1         1

Repurchase Agreement - 14.9%
   Repurchase Agreement with State Street Bank, 1.05%,
   (Collateralized by $25,940 U.S. Treasury Note, 6.50%,
   due 02/15/10, market value $31,712) acquired on
   12/31/02, due 01/02/03 at $31,089                            31,086    31,086

   Repurchase Agreement with UBS Warburg Paine Webber,
   1.10%, (Collateralized by $20,961 U.S. Treasury
   Bond, 8.00%, due 11/15/21, market value $29,581)
   acquired on 12/31/02, due 01/02/03 at $29,002                29,000    29,000
                                                                        --------
                                                                          60,086
                                                                        --------

   Total Short Term Investments (cost $110,697)                          110,697
                                                                        --------

Total Investments - 100% (cost $392,411)                                 403,769
                                                                        --------
                                                                        --------

T. Rowe Price/JNL Established Growth Fund
Common Stocks - 97.9%

Advertising - 0.9%
   Omnicom Group Inc.                                              41  $   2,629

Banks - 4.2%
   Fifth Third Bancorp                                             13        732
   Mellon Financial Corp.                                         128      3,329
   Northern Trust Corp.                                            37      1,290
   State Street Corp.                                              77      2,995
   US Bancorp                                                     161      3,423
   Wells Fargo & Co.                                               30      1,415
                                                                        --------
                                                                          13,184

Beverages - 2.2%
   Anheuser-Busch Cos. Inc.                                        53      2,575
   Cia de Bebidas das Americas                                  6,800      1,037
   Coca-Cola Co.                                                   43      1,884
   PepsiCo Inc.                                                    37      1,571
                                                                        --------
                                                                           7,067

Biotechnology - 1.0%
   Amgen Inc. (b)                                                  68      3,287

Commercial Services - 4.1%
   Accenture Ltd. (b)                                              94      1,682
   Apollo Group Inc. (b)                                           71      3,128
   Cendant Corp. (b)                                              270      2,834
   Concord EFS Inc. (b)                                           131      2,067
   Paychex Inc.                                                    30        840
   Securitas AB                                                   206      2,464
                                                                        --------
                                                                          13,015

Computers - 3.4%
   Affiliated Computer Services Inc. - Class A (b)                117      6,176
   Dell Computer Corp. (b)                                        100      2,671
   Sungard Data Systems Inc. (b)                                   67      1,584
   Veritas Software Corp. (b)                                      30        470
                                                                        --------
                                                                          10,901

Diversified Financial Services - 10.6%
   Citigroup Inc.                                                 360     12,680
   Fannie Mae                                                      45      2,921
   Freddie Mac                                                    179     10,552
   Merrill Lynch & Co. Inc.                                        94      3,575
   Morgan Stanley                                                  39      1,541
   SLM Corp.                                                       21      2,150
                                                                        --------
                                                                          33,419

Electrical Components & Equipment - 0.6%
   Samsung Electronics Co. Ltd.                                     7      1,933

Electronics - 0.5%
   Flextronics International Ltd. (b)                              79        645
   Waters Corp. (b)                                                41        893
                                                                        --------
                                                                           1,538

Food - 3.7%
   Compass Group Plc                                              431      2,290
   General Mills Inc.                                              66      3,080
   Koninklijke Ahold NV                                            57        725
   Safeway Inc. (b)                                                17        406
   Sysco Corp.                                                     91      2,717
   Unilever Plc                                                   255      2,421
                                                                        --------
                                                                          11,639

Healthcare - 8.7%
   Baxter International Inc.                                       92      2,573
   Biomet Inc.                                                     41      1,161
   HCA Inc.                                                        94      3,880
   Johnson & Johnson                                              106      5,672
   UnitedHealth Group Inc.                                        121     10,070
   WellPoint Health Networks Inc. (b)                              57      4,049
                                                                        --------
                                                                          27,405

Holding Companies - Diversified - 0.4%
   Hutchison Whampoa Ltd.                                         192      1,198

Insurance - 6.3%
   ACE Ltd.                                                        64      1,884
   American International Group Inc.                              118      6,838
   Berkshire Hathaway Inc. - Class A (b)                            -      1,673
   Hartford Financial Services Group Inc.                          59      2,676
   Marsh & McLennan Cos. Inc.                                      40      1,830
   Progressive Corp.                                               18        873
   Travelers Property Casualty Corp. - Class A (b)                158      2,308
   XL Capital Ltd.                                                 24      1,823
                                                                        --------
                                                                          19,905

Internet - 0.6%
   Yahoo Inc. (b)                                                 116      1,898

Leisure Time - 2.3%
   Carnival Corp.                                                  92      2,285
   Harley-Davidson Inc.                                            52      2,402
   USA Interactive (b)                                            119      2,723
                                                                        --------
                                                                           7,410

Lodging - 0.4%
   MGM MIRAGE (b)                                                  41      1,365

Machinery - 0.4%
   Deere & Co.                                                     27      1,238

Manufacturing - 4.0%
   Danaher Corp.                                                   39      2,529
   General Electric Co.                                           214      5,211
   Honeywell International Inc.                                    38        905
   Tyco International Ltd.                                        229      3,919
                                                                        --------
                                                                          12,564

Media - 7.4%
   AOL Time Warner Inc. (b)                                       159      2,082
   Clear Channel Communications Inc. (b)                           83      3,099
   Comcast Corp. - Special Class A (b)                            171      3,861
   Liberty Media Corp. (b)                                        473      4,229
   Univision Communications Inc. (b)                              133      3,266
   Viacom Inc. - Class B (b)                                      119      4,848
   Walt Disney Co.                                                118      1,916
                                                                        --------
                                                                          23,301

Oil & Gas Producers - 2.0%
   ChevronTexaco Corp.                                             37      2,480
   Exxon Mobil Corp.                                              112      3,924
                                                                        --------
                                                                           6,404

Oil & Gas Services - 1.6%
   Baker Hughes Inc.                                               95      3,064
   Schlumberger Ltd.                                               49      2,054
                                                                        --------
                                                                           5,118

Pharmaceuticals - 9.8%
   Abbott Laboratories                                             71      2,836
   AmerisourceBergen Corp.                                         21      1,119
   Biovail Corp. (b)                                               47      1,244
   Cardinal Health Inc.                                            48      2,865
   Forest Laboratories Inc. (b)                                    11      1,041
   Gilead Sciences Inc. (b)                                        21        728
   Medimmune Inc. (b)                                              85      2,318
   Pfizer Inc.                                                    325      9,933
   Pharmacia Corp.                                                 67      2,818
   Sanofi-Synthelabo SA                                            46      2,830
   Wyeth                                                           85      3,186
                                                                        --------
                                                                          30,918

Retail - 7.7%
   Best Buy Co. Inc. (b)                                           71      1,709
   Home Depot Inc.                                                197      4,729
   Inditex SA                                                      82      1,930
   Kohl's Corp. (b)                                                38      2,098
   Starbucks Corp. (b)                                             68      1,390
   Target Corp.                                                   188      5,646
   Walgreen Co.                                                    72      2,090
   Wal-Mart de Mexico SA de CV                                    210        478
   Wal-Mart de Mexico SA de CV - ADR                               54      1,235
   Wal-Mart Stores Inc.                                            62      3,136
                                                                        --------
                                                                          24,441

Semiconductors - 1.2%
   Analog Devices Inc. (b)                                         79      1,876
   Intel Corp.                                                     45        707
   Maxim Integrated Products Inc.                                  38      1,242
                                                                        --------
                                                                           3,825

Software - 7.4%
   Adobe Systems Inc.                                              48      1,186
   Automatic Data Processing Inc.                                  29      1,154
   First Data Corp.                                               267      9,462
   Fiserv Inc. (b)                                                 77      2,618
   Microsoft Corp. (b)                                            173      8,943
                                                                        --------
                                                                          23,363

Telecommunications - 0.8%
   EchoStar Communications Corp. (b)                              119      2,642

Telecommunications Equipment - 1.5%
   Cisco Systems Inc. (b)                                         329      4,312
   Nokia Corp. - ADR                                               30        470
                                                                        --------
                                                                           4,782

Tobacco - 0.7%
   Philip Morris Cos. Inc.                                         56      2,278

Transportation - 0.4%
   United Parcel Service Inc.                                      19      1,186

Wireless Telecommunications - 3.1%
   Nextel Communications Inc. (b)                                  95      1,102
   NTT DoCoMo Inc.                                                  1        960
   Qualcomm Inc. (b)                                               36      1,321
   Vodafone Group Plc                                           2,878      5,247
   Vodafone Group Plc - ADR                                        63      1,143
                                                                        --------
                                                                           9,773
                                                                        --------

   Total Common Stocks (cost $358,863)                                   309,626
                                                                        --------

Short Term Investments - 2.1%

Money Market Funds - 2.1%
   Dreyfus Cash Management Plus, 1.36% (a)                        914        914
   T. Rowe Price Reserves Investment Fund, 1.54% (a)            5,789      5,789
                                                                        --------

   Total Short Term Investments (cost $6,703)                              6,703
                                                                        --------

Total Investments - 100% (cost $365,566)                                 316,329
                                                                        --------
                                                                        --------

T. Rowe Price/JNL Mid-Cap Growth Fund
Common Stocks - 97.4%

Advertising - 1.4%
   Catalina Marketing Corp. (b)                                    88 $    1,622
   Lamar Advertising Co. (b)                                       48      1,615
                                                                        --------
                                                                           3,237

Aerospace & Defense - 2.9%
   Alliant Techsystems Inc. (b)                                    21      1,309
   L-3 Communications Holdings Inc. (b)                            48      2,156
   Rockwell Collins Inc.                                          151      3,512
                                                                        --------
                                                                           6,977

Apparel - 0.9%
   Coach Inc. (b)                                                  68      2,239

Banks - 0.6%
   Investors Financial Services Corp.                              31        849
   Silicon Valley Bancshares (b)                                   23        420
                                                                        --------
                                                                           1,269

Biotechnology - 1.5%
   Human Genome Sciences Inc. (b)                                  65        573
   IDEC Pharmaceuticals Corp. (b)                                  42      1,393
   Invitrogen Corp. (b)                                            17        533
   Millennium Pharmaceuticals Inc. (b)                             66        523
   Protein Design Labs Inc. (b)                                    46        391
                                                                        --------
                                                                           3,413

Building Materials - 1.2%
   American Standard Cos. Inc. (b)                                 40      2,846

Chemicals - 1.0%
   Potash Corp. of Saskatchewan Inc.                               40      2,544

Commercial Services - 10.6%
   Apollo Group Inc. (b)                                           26      1,144
   BearingPoint Inc. (b)                                          190      1,311
   ChoicePoint Inc. (b)                                            98      3,870
   Concord EFS Inc. (b)                                           154      2,424
   Convergys Corp. (b)                                             18        279
   Education Management Corp. (b)                                  35      1,316
   Hewitt Associates Inc. - Class A (b)                            57      1,806
   Iron Mountain Inc. (b)                                          99      3,268
   Manpower Inc.                                                  107      3,413
   Robert Half International Inc. (b)                             164      2,642
   Viad Corp.                                                     104      2,324
   Weight Watchers International Inc. (b)                          58      2,666
                                                                        --------
                                                                          26,463

Computers - 6.5%
   Affiliated Computer Services Inc. - Class A (b)                 73      3,843
   BISYS Group Inc. (b)                                            74      1,177
   Ceridian Corp. (b)                                             173      2,495
   Diebold Inc.                                                    14        585
   DST Systems Inc. (b)                                            79      2,808
   Lexmark International Inc. (b)                                  22      1,331
   Seagate Technology (b)                                          95      1,019
   Sungard Data Systems Inc. (b)                                   77      1,814
   Veritas Software Corp. (b)                                      78      1,218
                                                                        --------
                                                                          16,290

Diversified Financial Services - 3.2%
   Franklin Resources Inc.                                         77      2,624
   Legg Mason Inc.                                                 35      1,699
   Waddell & Reed Financial Inc. - Class A                        188      3,698
                                                                        --------
                                                                           8,021

Electrical Components & Equipment - 0.4%
   Molex Inc.                                                      45        895

Electronics - 2.3%
   Celestica Inc. (b)                                             110      1,550
   Garmin Ltd. (b)                                                 45      1,330
   Jabil Circuit Inc. (b)                                          80      1,434
   Waters Corp. (b)                                                70      1,525
                                                                        --------
                                                                           5,839

Food - 2.2%
   Sysco Corp.                                                     19        566
   Whole Foods Market Inc. (b)                                     93      4,904
                                                                        --------
                                                                           5,470

Healthcare - 8.3%
   Anthem Inc. (b)                                                 62      3,900
   Apogent Technologies Inc. (b)                                  144      2,995
   DaVita Inc. (b)                                                 85      2,097
   Health Management Associates Inc.                              132      2,363
   Laboratory Corp. of America Holdings (b)                        84      1,952
   Manor Care Inc. (b)                                            131      2,438
   St. Jude Medical Inc. (b)                                       35      1,390
   Triad Hospitals Inc. (b)                                        26        776
   Wellchoice Inc. (b)                                             39        934
   WellPoint Health Networks Inc. (b)                              25      1,779
                                                                        --------
                                                                          20,624

Insurance - 4.5%
   Mercury General Corp.                                           29      1,090
   Nationwide Financial Services Inc. - Class A                    66      1,891
   PMI Group Inc.                                                  45      1,352
   Principal Financial Group                                       71      2,139
   Progressive Corp.                                               22      1,092
   Protective Life Corp.                                           67      1,844
   Radian Group Inc.                                               49      1,820
                                                                        --------
                                                                          11,228

Internet - 2.7%
   Expedia Inc. - Class A                                           8        502
   Internet Security Systems Inc. (b)                              44        799
   Network Associates Inc. (b)                                    114      1,834
   Overture Services Inc. (b)                                       9        246
   Ticketmaster - Class B (b)                                      89      1,889
   VeriSign Inc. (b)                                              251      2,013
                                                                        --------
                                                                           7,283

Leisure Time - 0.9%
   Brunswick Corp.                                                114      2,264

Manufacturing - 4.3%
   Danaher Corp.                                                   52      3,416
   ITT Industries Inc.                                             51      3,095
   Roper Industries Inc.                                           82      3,001
   Teleflex Inc.                                                   28      1,202
                                                                        --------
                                                                          10,714

Media - 1.6%
   COX Radio Inc. (b)                                              84      1,916
   E.W. Scripps Co.                                                 9        693
   Westwood One Inc. (b)                                           36      1,345
                                                                        --------
                                                                           3,954

Mining - 0.8%
   Newmont Mining Corp.                                            70      2,032

Oil & Gas Producers - 4.8%
   Devon Energy Corp.                                              36      1,652
   Diamond Offshore Drilling Inc.                                 107      2,338
   EOG Resources Inc.                                              67      2,675
   Ocean Energy Inc.                                              169      3,375
   XTO Energy Inc.                                                 77      1,902
                                                                        --------
                                                                          11,942

Oil & Gas Services - 4.5%
   BJ Services Co. (b)                                            120      3,878
   Cooper Cameron Corp. (b)                                        45      2,242
   FMC Technologies Inc. (b)                                      110      2,247
   Smith International Inc. (b)                                    89      2,903
                                                                        --------
                                                                          11,270

Pharmaceuticals - 11.3%
   Abgenix Inc. (b)                                                44        323
   Alkermes Inc. (b)                                               78        489
   Allergan Inc.                                                   17        980
   AmerisourceBergen Corp.                                         41      2,227
   Amylin Pharmaceuticals Inc. (b)                                 39        629
   Barr Laboratories Inc. (b)                                      34      2,213
   Cephalon Inc. (b)                                               49      2,385
   Gilead Sciences Inc. (b)                                        91      3,094
   IVAX Corp. (b)                                                  61        740
   Medimmune Inc. (b)                                             126      3,423
   Mylan Laboratories Inc.                                         58      2,024
   Neurocrine Biosciences Inc. (b)                                 13        594
   Omnicare Inc.                                                  226      5,386
   Teva Pharmaceutical Industries Ltd. - ADR                       80      3,089
   Vertex Pharmaceuticals Inc. (b)                                 36        571
                                                                        --------
                                                                          28,167

Retail - 8.2%
   Best Buy Co. Inc. (b)                                          111      2,681
   BJ's Wholesale Club Inc. (b)                                    26        476
   Dollar Tree Stores Inc. (b)                                    120      2,948
   Family Dollar Stores Inc.                                      116      3,620
   MSC Industrial Direct Co. Inc. (b)                              34        604
   O'Reilly Automotive Inc. (b)                                    86      2,175
   Outback Steakhouse Inc.                                         19        654
   Ross Stores Inc.                                                57      2,416
   Starbucks Corp. (b)                                            118      2,405
   TJX Cos. Inc.                                                   65      1,269
   Williams-Sonoma Inc. (b)                                        43      1,167
                                                                        --------
                                                                          20,415

Semiconductors - 3.7%
   Intersil Corp. (b)                                              87      1,213
   KLA-Tencor Corp. (b)                                            35      1,238
   Marvell Technology Group Ltd. (b)                               44        830
   Maxim Integrated Products Inc.                                  28        925
   Microchip Technology Inc.                                       79      1,932
   Novellus Systems Inc. (b)                                       42      1,179
   QLogic Corp. (b)                                                26        897
   Semtech Corp. (b)                                               91        994
                                                                        --------
                                                                           9,208

Software - 4.6%
   Adobe Systems Inc.                                              56      1,395
   Certegy Inc. (b)                                               133      3,265
   Fiserv Inc. (b)                                                 71      2,410
   Informatica Corp. (b)                                           56        323
   Intuit Inc. (b)                                                 41      1,924
   Mercury Interactive Corp. (b)                                   52      1,542
   Siebel Systems Inc. (b)                                         79        591
                                                                        --------
                                                                          11,450

Transportation - 0.7%
   Expeditors International of Washington Inc.                     52      1,698

Wireless Telecommunications - 1.8%
   Nextel Communications Inc. (b)                                 172      1,987
   Rogers Communications Inc. - Class B (b)                       138      1,294
   Triton PCS Holdings Inc. (b)                                   116        456
   Western Wireless Corp. (b)                                     145        767
                                                                        --------
                                                                           4,504
                                                                        --------

   Total Common Stocks (cost $242,118)                                   242,256
                                                                        --------

Short Term Investments - 2.6%

Money Market Funds - 2.6%
   Dreyfus Cash Management Plus, 1.36% (a)                        554        554
   T. Rowe Price Reserves Investment Fund, 1.54% (a)            6,022      6,022
                                                                        --------

   Total Short Term Investments (cost $6,576)                              6,576
                                                                        --------

Total Investments - 100% (cost $248,694)                                 248,832
                                                                        --------
                                                                        --------

T. Rowe Price/JNL Value Fund
Common Stocks - 96.9%

Aerospace & Defense - 3.6%
   Lockheed Martin Corp.                                           25  $   1,432
   Northrop Grumman Corp.                                           9        920
   Raytheon Co.                                                    76      2,343
   Rockwell Collins Inc.                                          130      3,024
                                                                        --------
                                                                           7,719

Agriculture - 0.3%
   Monsanto Co.                                                    19        360

Airlines - 0.5%
   Delta Air Lines Inc.                                            91      1,096

Auto Manufacturers - 0.6%
   Ford Motor Co.                                                 137      1,273

Auto Parts & Equipment - 0.5%
   Goodyear Tire & Rubber Co.                                     155      1,055

Banks - 6.9%
   AmSouth Bancorp                                                104      1,991
   Bank of America Corp.                                           37      2,581
   Bank One Corp.                                                  86      3,129
   FleetBoston Financial Corp.                                    103      2,491
   KeyCorp                                                         41      1,036
   Mellon Financial Corp.                                          35        916
   US Bancorp                                                     147      3,109
                                                                        --------
                                                                          15,253

Beverages - 0.9%
   Coca-Cola Enterprises Inc.                                      91      1,985

Chemicals - 2.9%
   E.I. Du Pont de Nemours and Co.                                 76      3,235
   Great Lakes Chemical Corp.                                      97      2,304
   Hercules Inc. (b)                                               92        809
                                                                        --------
                                                                           6,348

Commercial Services - 0.6%
   R.R. Donnelley & Sons Co.                                       61      1,317

Computers - 2.3%
   Electronic Data Systems Corp.                                   96      1,769
   Hewlett-Packard Co.                                            196      3,405
                                                                        --------
                                                                           5,174

Diversified Financial Services - 5.9%
   American Express Co.                                            92      3,245
   Charles Schwab Corp.                                            51        558
   Citigroup Inc.                                                  40      1,410
   Franklin Resources Inc.                                         74      2,532
   JPMorgan Chase & Co.                                            85      2,038
   Morgan Stanley                                                  83      3,297
                                                                        --------
                                                                          13,080

Electric - 2.9%
   Constellation Energy Group Inc.                                 93      2,590
   NiSource Inc.                                                  109      2,178
   Pinnacle West Capital Corp.                                     45      1,534
                                                                        --------
                                                                           6,302

Electronics - 0.8%
   Agilent Technologies Inc. (b)                                   95      1,713

Environmental Control - 0.8%
   Waste Management Inc.                                           78      1,781

Food - 2.2%
   Campbell Soup Co.                                              112      2,617
   Safeway Inc. (b)                                                95      2,226
                                                                        --------
                                                                           4,843

Forest Products & Paper - 2.3%
   Bowater Inc.                                                    74      3,113
   MeadWestvaco Corp.                                              75      1,846
                                                                        --------
                                                                           4,959

Healthcare - 1.0%
   Becton Dickinson & Co.                                          75      2,286

Home Furnishings - 1.2%
   Sony Corp. - ADR                                                64      2,652


Household Products - 1.7%
   Clorox Co.                                                      37      1,510
   Fortune Brands Inc.                                             48      2,218
                                                                        --------
                                                                           3,728

Insurance - 8.0%
   Allstate Corp.                                                  65      2,397
   Berkshire Hathaway Inc. - Class A (b)                            -      2,255
   Chubb Corp.                                                     42      2,198
   Cigna Corp.                                                     54      2,229
   Hartford Financial Services Group Inc.                          47      2,140
   Principal Financial Group                                       85      2,555
   Prudential Financial Inc.                                       48      1,532
   UnumProvident Corp.                                            129      2,270
                                                                        --------
                                                                          17,576

Lodging - 1.9%
   Hilton Hotels Corp.                                            185      2,350
   Starwood Hotels & Resorts Worldwide Inc.                        76      1,797
                                                                        --------
                                                                           4,147

Machinery - 1.4%
   Dover Corp.                                                     58      1,680
   Rockwell Automation Inc.                                        72      1,493
                                                                        --------
                                                                           3,173

Manufacturing - 7.5%
   Cooper Industries Ltd. - Class A                               122      4,443
   Eastman Kodak Co.                                               61      2,151
   Eaton Corp.                                                     24      1,890
   Honeywell International Inc.                                   128      3,072
   Pall Corp.                                                     112      1,875
   Tyco International Ltd.                                        185      3,155
                                                                        --------
                                                                          16,586

Media - 10.6%
   AOL Time Warner Inc. (b)                                       239      3,124
   Comcast Corp. - Class A (b)                                    105      2,482
   Comcast Corp. - Special Class A (b)                             94      2,112
   Dow Jones & Co. Inc.                                            69      2,996
   Liberty Media Corp. (b)                                        321      2,872
   Pearson Plc                                                    120      1,105
   Reuters Group Plc                                              366      1,045
   Viacom Inc. - Class B (b)                                       60      2,450
   Walt Disney Co.                                                153      2,500
   Washington Post                                                  4      2,732
                                                                        --------
                                                                          23,418

Mining - 0.8%
   Alcoa Inc.                                                      76      1,729

Oil & Gas Producers - 7.2%
   Amerada Hess Corp.                                              51      2,807
   Burlington Resources Inc.                                       82      3,514
   ChevronTexaco Corp.                                             26      1,715
   ConocoPhillips                                                  38      1,830
   Exxon Mobil Corp.                                              105      3,676
   Unocal Corp.                                                    75      2,287
                                                                        --------
                                                                          15,829

Pharmaceuticals - 5.7%
   Bristol-Myers Squibb Co.                                       111      2,577
   Merck & Co. Inc.                                               101      5,695
   Schering-Plough Corp.                                          138      3,057
   Wyeth                                                           34      1,279
                                                                        --------
                                                                          12,608

Pipelines - 0.2%
   El Paso Corp.                                                   65        454


Retail - 6.1%
   CVS Corp.                                                       92      2,300
   Gap Inc.                                                        91      1,415
   May Department Stores Co.                                       85      1,946
   McDonald's Corp.                                               119      1,917
   Nordstrom Inc.                                                 116      2,199
   RadioShack Corp.                                               105      1,958
   Toys "R" Us Inc. (b)                                           169      1,687
                                                                        --------
                                                                          13,422

Semiconductors - 0.7%
   Agere Systems Inc. (b)                                         118        170
   Agere Systems Inc. - Class B (b)                               102        142
   Texas Instruments Inc.                                          77      1,148
                                                                        --------
                                                                           1,460

Software - 1.0%
   IMS Health Inc.                                                 52        838
   Microsoft Corp. (b)                                             28      1,422
                                                                        --------
                                                                           2,260

Telecommunications - 3.3%
   AT&T Corp.                                                      62      1,611
   Qwest Communications International Inc. (b)                    531      2,653
   Sprint Corp. - FON Group                                       202      2,925
   WorldCom Inc. - WorldCom Group (b)                             226         31
                                                                        --------
                                                                           7,220

Telecommunications Equipment - 0.3%
   Lucent Technologies Inc. (b)                                   569        716

Toys & Hobbies - 0.9%
   Hasbro Inc.                                                    178      2,061

Transportation - 2.6%
   CNF Inc.                                                        41      1,360
   Norfolk Southern Corp.                                         112      2,245
   Union Pacific Corp.                                             37      2,215
                                                                        --------
                                                                           5,820

Wireless Telecommunications - 0.8%
   Motorola Inc.                                                  216      1,867
                                                                        --------

   Total Common Stocks (cost $252,145)                                   213,270
                                                                        --------

Preferred Stocks - 0.0%

Telecommunications Equipment - 0.0%
   Lucent Technologies Inc., 8.00% (e)                              -        101
                                                                        --------

   Total Preferred Stocks (cost $205)                                        101
                                                                        --------

Short Term Investments - 3.1%

Money Market Funds - 3.1%
   Dreyfus Cash Management Plus, 1.36% (a)                      1,122      1,122
   T. Rowe Price Reserves Investment Fund, 1.54% (a)            5,666      5,666
                                                                        --------

   Total Short Term Investments (cost $6,788)                              6,788
                                                                        --------

Total Investments - 100% (cost $259,138)                                 220,159
                                                                        --------
                                                                        --------

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2002.
(b)  Non-income producing security.
(c) Investment purchased on a when-issued basis. As of December 31, 2002, the total cost of investments purchased on a when-issued basis, in thousands, for the Mellon Capital Management/JNL Bond Index Fund, the PIMCO/JNL Total Return Bond Fund, the Salomon Brothers/JNL Balanced Fund, the Salomon Brothers/JNL Global Bond Fund, and the Salomon Brothers/JNL U.S. Government & Quality Bond Fund are: $1,034; $28,837; $1,759; $22,050 and $90,706,
     respectively.
(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e)  Restricted security. Certain conditions for public sale may exist.
(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.
(g)  Variable rate security. Rate stated is in effect as of December 31, 2002.
(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of December 31, 2002.
(i)  Security is in default.
(j)  Convertible security.
(k) Zero coupon security. Rate stated is the quoted yield as of December 31, 2002.
(l) All or portion of the security pledged to cover margin requirements on open futures contracts.


Currency Abbreviations:
-----------------------

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar


SCHEDULE OF OPTIONS WRITTEN:
--------------------------------------------------------------------------------

                                                    EXPIRATION DATE   EXERCISE PRICE    CONTRACTS        MARKET VALUE (000's)
                                                    ---------------   --------------    ----------       --------------------
U.S. 10-Year Treasury Note Future Call Option        02/25/03          $  109.00            23            $       (3)
U.S. 10-Year Treasury Note Future Call Option        02/28/03             117.00            79                   (49)
Eurodollar Future Call Option                        06/03/03              98.75            61                   (18)
Eurodollar Future Put Option                         06/16/03              97.50            30                    (1)
Eurodollar Future Put Option                         06/16/03              98.00            12                    (1)
Call Swaption, 3 month LIBOR versus 3.25% fixed      05/30/03                n/a             8                    (9)
Call Swaption, 3 month LIBOR versus 3.25% fixed      05/30/03                n/a             8                    (9)
Call Swaption, 3 month LIBOR versus 3.32% fixed      05/30/03                n/a            25                   (29)
Call Swaption, 3 month LIBOR versus 4.00% fixed      07/22/03                n/a            30                   (44)
Call Swaption, 3 month LIBOR versus 3.50% fixed      12/15/03                n/a             8                   (13)
Call Swaption, 3 month LIBOR versus 3.50% fixed      12/16/03                n/a            30                   (49)
Put Swaption, 3 month LIBOR versus 6.00% fixed       10/19/04                n/a             2                    (4)
Call Swaption, 3 month LIBOR versus 6.00% fixed      10/19/04                n/a             2                   (19)
Call Swaption, 3 month LIBOR versus 5.20% fixed      11/02/04                n/a             9                   (52)
Put Swaption, 3 month LIBOR versus 6.70% fixed       11/02/04                n/a             9                   (11)
Call Swaption, 3 month LIBOR versus 5.50% fixed      01/07/05                n/a             6                    (7)
Put Swaption, 3 month LIBOR versus 7.00% fixed       01/07/05                n/a             6                   (40)
                                                                                                          -----------

                                                                                                           $    (358)
                                                                                                          ===========

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------

SUMMARY OF WRITTEN CALL OPTIONS FOR THE YEAR ENDED DECEMBER 31, 2002 (in thousands except contracts):
--------------------------------------------------------------------------------

                                            NUMBER OF CONTRACTS     PREMIUMS
                                            -------------------     --------
PIMCO/JNL Total Return Bond Fund
--------------------------------
   Options outstanding at December 31, 2001        736              $   593
     Options written during the period             881                  535
     Options closed during the period             (445)                (330)
     Options exercised during the period            -                    -
     Options expired during the period            (824)                (495)
                                            -----------             --------
   Options outstanding at December 31, 2002        348                  303
                                            ===========             ========

AIM/JNL Small Cap Growth Fund
-----------------------------
   Options outstanding at December 31, 2001         -                    -
     Options written during the period              48                    7
     Options closed during the period              (15)                  (3)
     Options expired during the period             (33)                  (4)
                                            -----------             --------
   Options outstanding at December 31, 2002         -                    -
                                            ===========             ========

SUMMARY OF SWAP AGREEMENTS (in thousands):
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                                                                           APPRECIATION/
                                                                         NOTIONAL AMOUNT   (DEPRECIATION)
                                                                         ---------------   --------------
PIMCO/JNL Total Return Bond Fund
--------------------------------
GOLDMAN SACHS CAPITAL MARKETS, L.P.
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 0.39%, 06/18/07                                            94,300 JPY    $        (2)
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 0.324%, 09/12/07                                          200,000 JPY             (2)
   Receive floating rate based on 3 month LIBOR and pay fixed
     rate equal to 5.00%, 06/18/13                                       $     1,800                (60)
   Receive fixed rate equal to 6.00% and pay floating rate
     based on 6 month EURIBOR, 03/15/17                                          900                 10
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 5.00%, 03/15/17                                               400                 (1)
JPMORGAN CHASE BANK CO.
   Receive floating rate based on 3 month LIBOR and pay fixed
     rate equal to 5.00%, 06/18/13                                             1,400                (46)
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 5.00%, 03/15/17                                               100                 (1)
   Receive fixed rate equal to 6.00% and pay floating rate
     based on 6 month EURIBOR, 03/15/17                                          100                  1
   Receive floating rate based on 6 month LIBOR and pay fixed
   rate equal to 5.00%, 03/15/32                                                 300                  1
   Receive fixed rate equal to 6.00% and pay floating rate
   based on 6 month LIBOR, 03/15/32                                              600                 18
LEHMAN BROTHERS SPECIAL FINANCING INC.
   Receive floating rate based on 3 month LIBOR and pay fixed
     rate equal to 5.00%, 06/18/13                                             1,100                (36)
MERRRIL LYNCH CAPITAL SERVICES, INC.
   Receive floating rate based on 3 month LIBOR and pay fixed
     rate equal to 6.00%, 06/18/23                                               400                (14)
UBS WARBURG
   Receive floating rate based on 3 month LIBOR and pay fixed
     rate equal to 5.00%, 06/18/13                                             1,100                (36)
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 5.00%, 03/15/17                                               100                 (1)
   Receive floating rate based on 6 month LIBOR and pay fixed
     rate equal to 5.00%, 03/15/32                                               200                 (1)
   Receive fixed rate equal to 6.00% and pay floating rate
     based on 6 month LIBOR, 03/15/32                                            300                  7
                                                                                          --------------

                                                                                           $       (163)
                                                                                          ==============

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------




                                                                                                               Mellon Capital
             AIM/JNL                      JPMorgan/JNL  Janus/JNL   Janus/JNL                   Janus/JNL      Management/JNL
            Large Cap    AIM/JNL Premier International  Aggressive   Balanced  Janus/JNL Global  Growth &    International Index
            Growth Fund  Equity II Fund    Value Fund   Growth Fund    Fund      Equities Fund  Income Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
Australia       -%          -%                3.7%          -%          -%          1.3%            -%             4.6%
Austria         -           -                 -             -           -           -               -              0.1
Belgium         -           -                 -             -           -           -               -              1.0
Bermuda         -           0.6               -             2.1         0.6         0.7             0.5            -
Brazil          -           -                 -             -           -           1.4             -              -
Canada          -           0.8               -             1.7         1.2         1.4             3.0            -
China           -           -                 -             -           -           0.1             -              -
Denmark         -           -                 1.3           -           -           0.7             -              0.7
Finland         0.8         -                 -             4.4         -           1.4             0.7            2.0
France          -           -                 9.5           -           0.9         7.8             -              8.9
Germany         -           -                 1.8           -           0.8         1.5             2.0            5.7
Greece          -           -                 -             -           -           -               -              0.3
Hong Kong       -           -                 -             -           -           2.6             -              1.5
India           -           -                 0.1           -           -           -               -              -
Ireland         -           -                 -             -           -           -               -              0.7
Israel          2.0         2.2               -             -           -           1.4             -              -
Italy           -           -                 3.0           -           -           2.7             -              3.8
Japan           -           -                16.2           -           -          10.0             -             20.6
Luxembourg      -           -                 -             -           -           -               -              0.1
Malasia         -           -                 -             -           -           -               -              -
Mexico          -           1.1               1.0           -           -           1.3             -              -
Netherlands     -           -                 9.4           -           0.5         3.2             -              5.3
New Zealand     -           -                 -             -           -           -               -              0.2
Norway          -           -                 -             -           -           -               -              0.5
Philippines     -           -                 -             -           -           -               -              -
Portugal        -           -                 -             -           -           -               -              0.4
Russia          -           -                 1.5           -           -           0.3             -              -
Singapore       -           -                 2.2           -           -           -               -              0.8
South Korea     0.7         -                 3.1           2.7         -           3.4             -              -
Spain           -           -                 4.7           -           -           0.5             -              3.2
Sweden          -           -                 -             -           -           2.3             -              1.9
Switzerland     1.2         -                12.5           1.6         -           4.8             -              7.9
Taiwan          -           -                 -             -           -           -               -              -
United Kingdom  1.1         -                16.9           -           0.8        11.0             -             26.9
United States  94.2        95.3              13.1          87.5        95.2        40.2            93.8            2.9
               -----------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS     100.0%    100.0%            100.0%        100.0%      100.0%      100.0%          100.0%         100.0%
               =================================================================================================================

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002
--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY (continued):
--------------------------------------------------------------------------------


               Oppenheimer/JNL                         Putnam/JNL
                Global Growth    PIMCO/JNL Total  International Equity    Putnam/JNL Value
                    Fund           Return Bond            Fund              Equity Fund
-------------------------------------------------------------------------------------------

Algeria              -%                 -%                  -%                  -%
Argentina            -                  -                   -                   -
Australia            1.2                -                   2.7                 -
Bahamas              -                  -                   -                   -
Belgium              0.2                -                   -                   -
Bermuda              0.9                -                   1.2                 1.1
Brazil               2.0                0.7                 1.5                 -
Bulgaria             -                  -                   -                   -
Canada               2.5                -                   1.6                 0.4
Cayman Islands       -                  0.1                 -                   -
Columbia             -                  -                   -                   -
Denmark              -                  -                   1.0                 -
Ecuador              -                  -                   -                   -
Finland              -                  -                   1.8                 -
France               6.7                1.9                14.1                 -
Germany              4.4                2.0                 3.1                 -
Hong Kong            1.3                -                   1.2                 -
India                3.3                -                   -                   -
Ireland              -                  -                   1.4                 -
Israel               -                  -                   0.3                 -
Italy                -                  1.4                 1.7                 -
Jamaica              -                  -                   -                   -
Japan                7.6                -                  15.6                 -
Liberia              -                  -                   -                   -
Mexico               1.8                1.9                 1.8                 -
Morocco              -                  -                   -                   -
Netherlands          3.5                -                   4.3                 0.9
New Zealand          -                  -                   0.1                 -
  Norway             0.7                -                   -                   -
Panama               -                  0.2                 -                   -
Peru                 -                  -                   -                   -
Philippines          -                  -                   -                   -
Portugal             -                  -                   0.4                 -
Russia               -                  -                   -                   -
Singapore            1.0                -                   1.5                 -
South Africa         -                  0.1                 -                   -
South Korea          1.0                -                   6.4                 -
Spain                0.2                -                   2.1                 -
Sweden               1.5                -                   2.2                 -
Switzerland          1.1                -                   9.9                 -
Tunisia              -                  0.1                 -                   -
Turkey               -                  -                   -                   -
United Kingdom      14.7                0.2                22.3                 -
United States       44.4               91.4                 1.8                97.6
Uruguay              -                  -                   -                   -
Venezuela            -                  -                   -                   -
-------------------------------------------------------------------------------------
TOTAL
INVESTMENTS        100.0%            100.0%              100.0%              100.0%
                   ==================================================================





                           Salomon      T. Rowe Price/JNL
                         Brothers/JNL     Established     T. Rowe Price/JNL
                       Global Bond Fund   Growth Fund        Value Fund
--------------------------------------------------------------------------------
Algeria                      0.2%              -%                 -%
Argentina                    0.3               -                  -
Australia                    -                 -                  -
Bahamas                      0.1               -                  -
Belgium                      -                 -                  -
Bermuda                      -                 2.9                -
Brazil                       3.5               0.3                -
Bulgaria                     0.4               -                  -
Canada                       0.8               0.4                -
Cayman Islands               -                 -                  -
Columbia                     0.7               -                  -
Denmark                      -                 -                  -
Ecuador                      0.7               -                  -
Finland                      -                 0.2                -
France                       -                 0.9                -
Germany                      -                 -                  -
Hong Kong                    -                 0.4                -
India                        -                 -                  -
Ireland                      0.1               -                  -
Israel                       -                 -                  -
Italy                        0.5               -                  -
Jamaica                      0.1               -                  -
Japan                        -                 0.3                1.2
Liberia                      0.1               -                  -
Mexico                       2.1               0.6                -
Morocco                      0.4               -                  -
Netherlands                  -                 0.2                -
New Zealand                  -                 -                  -
  Norway                     -                 -                  -
Panama                       0.5               -                  -
Peru                         0.2               -                  -
Philippines                  0.4               -                  -
Portugal                     -                 -                  -
Russia                       2.2               -                  -
Singapore                    -                 -                  -
South Africa                 -                 -                  -
South Korea                  -                 0.6                -
Spain                        -                 0.6                -
Sweden                       -                 0.8                -
Switzerland                  -                 -                  -
Tunisia                      -                 -                  -
Turkey                       0.7               -                  -
United Kingdom               0.9               3.5                1.0
United States               84.9              88.3               97.8
Uruguay                      0.2               -                  -
Venezuela                    -                 -                  -
--------------------------------------------------------------------------------

TOTAL
INVESTMENTS                100.0%            100.0%             100.0%
                         =======================================================

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002


SUMMARY OF OPEN CURRENCY CONTRACTS:
--------------------------------------------------------------------------------

CURRENCY                SETTLEMENT     NOTIONAL      CURRENCY    UNREALIZED
PURCHASED/SOLD             DATE         AMOUNT        VALUE     GAIN/(LOSS)
--------------             ----         ------        -----     -----------

JPMorgan /JNL International Value Fund
--------------------------------------
AUD/USD                 02/18/03        220  AUD    $   124       $     1
CHF/USD                 02/18/03        110  CHF         80             1
DKK/EUR                 02/18/03         80  DKK         11             -
EUR/USD                 02/18/03        820  EUR        858            37
GBP/JPY                 02/18/03         27  GBP         42             1
GBP/USD                 02/18/03        441  GBP        707            13
HKD/USD                 02/18/03        802  GBP        103             -
JPY/USD                 02/18/03     67,724  JPY        572             8
SEK/USD                 02/18/03      1,102  JPY        126             4
USD/AUD                 02/18/03       (164) AUD        (91)            -
USD/CHF                 02/18/03       (477) CHF       (346)          (17)
USD/DKK                 02/18/03       (529) DKK        (75)           (4)
USD/EUR                 02/18/03       (595) EUR       (622)          (30)
USD/GBP                 02/18/03       (170) GBP       (272)           (7)
USD/JPY                 02/18/03    (40,373) JPY       (341)           (8)
USD/SGD                 02/18/03       (137) SGD        (79)           (1)
                                                    --------      --------
                                                    $   797       $    (2)
                                                    =========     ========

Janus/JNL Aggressive Growth Fund
--------------------------------
EUR/USD                 01/31/03      3,700  EUR    $  3,877      $   141
EUR/USD                 04/15/03      1,100  EUR       1,149           22
KRW/USD                 01/02/03    152,973  KRW         128            -
USD/CHF                 03/28/03     (2,650) CHF      (1,921)         (93)
USD/EUR                 01/03/03        (14) EUR         (15)           -
USD/EUR                 01/31/03     (4,830) EUR      (5,365)        (445)
USD/EUR                 03/28/03     (3,300) EUR      (3,450)        (138)
USD/EUR                 04/15/03     (1,100) EUR      (1,149)         (72)
USD/KRW                 02/03/03   (925,000) KRW        (778)         (15)
USD/KRW                 02/25/03 (3,200,000) KRW      (2,685)        (105)
                                                    ---------     --------

                                                    $(10,209)     $  (705)
                                                    =========     ========

Janus/JNL Global Equities Fund
------------------------------
CHF/USD                 04/15/03      2,200  CHF    $  1,595      $    59
EUR/USD                 01/02/03         80  EUR          84            -
EUR/USD                 01/03/03         92  EUR          96            -
EUR/USD                 01/31/03      6,900  EUR       6,183          279
EUR/USD                 02/21/03     14,100  EUR      14,763          700
EUR/USD                 03/21/03        500  EUR         523           24
EUR/USD                 03/28/03      6,150  EUR       6,430          245
EUR/USD                 04/15/03      4,200  EUR       4,389          228
GBP/USD                 02/21/03      2,300  GBP       3,690           62
GBP/USD                 03/28/03      2,800  GBP       4,480           91
GBP/USD                 04/15/03      2,700  GBP       4,315          134
HKD/USD                 02/21/03      7,000  HKD         898            -
JPY/USD                 01/06/03        263  JPY           2            -
JPY/USD                 01/07/03      2,903  JPY          24            -
JPY/USD                 01/08/03        791  JPY           7            -
JPY/USD                 01/31/03    100,000  JPY         844           (1)
JPY/USD                 01/31/03    100,000  JPY         844           10
JPY/USD                 02/21/03  1,080,000  JPY       9,121          160
JPY/USD                 03/28/03    400,000  JPY       3,383          106
MXN/USD                 02/21/03      5,100  MXN         483           (7)
USD/CHF                 03/28/03     (1,265) CHF        (917)          (2)
USD/CHF                 04/15/03     (5,100) CHF      (3,697)        (274)
USD/EUR                 01/02/03         (3) EUR          (3)           -
USD/EUR                 01/31/03     (6,700) EUR      (7,021)        (478)
USD/EUR                 02/21/03    (17,100) EUR     (17,907)        (992)
USD/EUR                 03/21/03       (500) EUR        (523)         (24)
USD/EUR                 03/28/03    (14,250) EUR     (14,899)        (383)




CURRENCY                SETTLEMENT     NOTIONAL      CURRENCY    UNREALIZED
PURCHASED/SOLD             DATE         AMOUNT        VALUE     GAIN/(LOSS)
--------------             ----         ------        -----     -----------

Janus/JNL Global Equities Fund (continued)
------------------------------------------
USD/EUR                 04/15/03     (5,700) EUR      (5,955)        (408)
USD/GBP                 02/21/03     (3,500) GBP      (5,614)        (152)
USD/GBP                 03/28/03     (3,700) GBP      (5,921)        (183)
USD/GBP                 04/15/03     (4,300) GBP      (6,872)        (175)
USD/HKD                 02/21/03    (44,500) HKD      (5,706)          (3)
USD/JPY                 01/06/03     (3,543) JPY         (30)           -
USD/JPY                 01/31/03   (365,000) JPY      (3,081)         (92)
USD/JPY                 02/21/03 (1,885,000) JPY     (15,918)        (659)
USD/JPY                 03/28/03    805,000) JPY      (6,806)         (82)
USD/JPY                 04/15/03   (270,000) JPY      (2,285)         (89)
USD/KRW                 02/03/03   (700,000) KRW        (588)          (3)
USD/KRW                 02/25/03 (4,500,000) KRW      (3,777)        (197)
USD/MXN                 02/21/03    (17,500) MXN      (1,657)          37
                                                    ---------     --------
                                                    $(47,023)     $(2,069)
                                                    =========     ========

Janus/JNL Growth & Income Fund
------------------------------
EUR/USD                 02/21/03         35  EUR    $     37      $     1
USD/EUR                 02/21/03       (301) EUR        (314)         (13)
                                                    ---------     --------
                                                    $   (277)         (12)
                                                    =========     ========


Mellon Capital Management/JNL International Index Fund
------------------------------------------------------
AUD/USD                 03/20/03         73  AUD    $     41      $     -
EUR/USD                 03/20/03        550  EUR         575           11
GBP/USD                 03/20/03        233  GBP         373            2
JPY/USD                 03/20/03     50,800  JPY         429            6
USD/AUD                 03/20/03        (73) AUD         (41)           -
USD/EUR                 01/02/03        (25) EUR         (26)           -
USD/EUR                 03/20/03       (260) EUR        (272)          (6)
USD/GBP                 03/20/03       (115) GBP        (184)          (1)
USD/JPY                 03/20/03    (25,800) JPY        (218)          (4)
                                                    ---------     --------
                                                    $    677      $     8
                                                    =========     ========

PIMCO/JNL Total Return Bond Fund
--------------------------------
USD/EUR                 02/10/03       (315) EUR    $   (330)     $   (19)
USD/EUR                 02/10/03     (1,060) EUR      (1,110)         (53)
                                                    ---------     --------
                                                    $ (1,440)     $   (72)
                                                    =========     ========

Putnam/JNL Equity Fund
----------------------
GBP/USD                 01/02/03         11  GBP    $     18      $     -
GBP/USD                 01/03/03          7  GBP          11            -
GBP/USD                 01/06/03          2  GBP           3            -
                                                    ---------     --------
                                                    $     32      $     -
                                                    =========     ========

Putnam/JNL International Equity Fund
------------------------------------
CAD/USD                 01/02/03          7  CAD    $      4      $     -
CAD/USD                 01/03/03         10  CAD           6            -
CAD/USD                 01/06/03          3  CAD           2            -
CHF/USD                 01/06/03        139  CHF         101            -
CHF/USD                 01/07/03        139  CHF         101            1
EUR/USD                 01/02/03          1  EUR           1            -
EUR/USD                 01/03/03        220  EUR         231            1
EUR/USD                 01/07/03        220  EUR         230            1
GBP/USD                 01/02/03         31  GBP          50            -
GBP/USD                 01/03/03         20  GBP          32            -
GBP/USD                 01/06/03          4  GBP           7            -
JPY/USD                 01/08/03      3,282  JPY          28            -
USD/CAD                 01/02/03         (2) CAD          (1)           -
USD/CAD                 01/03/03         (7) CAD          (4)           -

JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
December 31, 2002


SUMMARY OF OPEN CURRENCY CONTRACTS:
--------------------------------------------------------------------------------

CURRENCY                SETTLEMENT     NOTIONAL      CURRENCY    UNREALIZED
PURCHASED/SOLD             DATE         AMOUNT        VALUE     GAIN/(LOSS)
--------------             ----         ------        -----     -----------

Putnam/JNL International Equity Fund (continued)
------------------------------------------------
USD/CHF                 01/07/03       (139) CHF        (101)          -
USD/EUR                 01/07/03       (220) EUR        (231)         (1)
USD/GBP                 01/02/03         (1) GBP          (2)          -
                                                    ---------     --------
                                                    $    454      $     2
                                                    =========     ========

Oppenheimer/JNL Global Growth Fund
----------------------------------
NOK/USD                 01/02/03         38  NOK    $      5      $     -
USD/CHF                 01/03/03         (2) CHF          (2)           -
USD/JPY                 05/01/03   (154,683) JPY      (1,310)         (35)
USD/JPY                 05/02/03   (157,666) JPY      (1,334)         (60)
                                                    ---------     --------
                                                    $ (2,642)     $   (95)

SCHEDULE OF FUTURES CONTRACTS (in thousands except contracts):
--------------------------------------------------------------
                                  CONTRACTS                       UNREALIZED
                                    LONG/           NOTIONAL     APPRECIATION/
                                   (SHORT)          AMOUNT      (DEPRECIATION)
                                   -------          ------      --------------

AIM/JNL Premier Equity II Fund
------------------------------
S&P 500 E-mini Future
  Expiration March 2003               6                -          $      (8)
                                                                ===============

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
----------------------------------------------
S&P 500 Index Future
  Expiration March 2003               3                -          $     (18)
                                                                ===============

JPMorgan/JNL International Value Fund
-------------------------------------
Euro Stoxx 50 Index Future
  Expiration March 2003              13                -          $     (12)
FTSE 100 Index Future
  Expiration March 2003               5                -                  2
Topix Japanese Yen Future
  Expiration September 2002           1                -                 (3)
                                                                ---------------
                                                                 $      (13)
                                                                ===============

Mellon Capital Management/JNL Bond Index Fund
---------------------------------------------
U.S. Treasury Note Future, 2-Year,
 6.00%, Expiration March 2003         -            $   8         $       10
U.S. Treasury Note Future, 5-Year,
 6.00%, Expiration March 2003         -               (7)               (21)
U.S. Treasury Note Future, 10-Year,
 6.00%, Expiration March 2003         -               (4)               (14)
U.S. Treasury Bond Future, 20-Year,
 6.00%, Expiration March 2003         -                4                 12
                                                                ---------------

                                                                 $      (13)
                                                                ===============

Mellon Capital Management/JNL International Index Fund
------------------------------------------------------
Euro Stoxx 50 Index Future
 Expiration March 2003                7                -         $       (2)
FTSE 100 Index Future
Expiration March 2003                 4                -                  -
MSCI Pan Index Future
 Expiration March 2003                9                -                  -
Topix Japanese Yen Future
 Expiration March 2003                3                -                  2
                                                                ---------------
                                                                 $        -
                                                                ===============

Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
--------------------------------------------------------
S&P 500 E-mini Future
Expiration March 2003                22                -         $       (8)
                                                                ===============

Mellon Capital Management/JNL S&P 500 Index Fund
------------------------------------------------
S&P 500 E-mini Future
 Expiration March 2003              100                -         $      (87)
S&P 500 Index Future
 Expiration March 2003                1                -                 (5)
                                                                ---------------
                                                                 $      (92)
                                                                ===============

Mellon Capital Management/JNL Small Cap Index Fund
--------------------------------------------------
Russell 2000 Mini Future
 Expiration March 2003               22                 -        $      (13)


PIMCO/JNL Total Return Fund
---------------------------
Euribor Interest Rate Future
 Expiration March 2003                -                70 EUR    $       72
Euribor Interest Rate Future
 Expiration March 2003                -                22 EUR            14
Euribor Interest Rate Future
 Expiration March 2003                -                70 EUR            11
Euro BOBL Future, 5-Year,
 6.00%, Expiration March 2003         -               162 EUR           357
Euro Bund Future, 10-Year,
 6.00%, Expiration March 2003         -                36 EUR            96
Eurodollar Future
 Expiration June 2003                 -                48 EUR            69
Eurodollar Future Option
 Expiration February 2003             -               (17)EUR           (17)
Eurodollar Future Option
 Expiration February 2003             -              (17) EUR             3
Eurodollar Future Option
 Expiration March 2003                -             (635) EUR           103
Eurodollar Future Option
 Expiration March 2003                -             (220) EUR            16
Eurodollar Future Option
 Expiration March 2003                -               313 EUR           (2)
Eurodollar Future Option
 Expiration March 2003                -               525 EUR           (3)
Eurodollar Future Option
 Expiration June 2003                 -              (28) EUR            6
Eurodollar Future Option
 Expiration December 2003             -              (30) EUR            9
Eurodollar Future Option
 Expiration December 2003             -              (28) EUR            7
U.S. Treasury Note Future, 10-Year,
 6.00%, Expiration March 2003         -                 7 USD           23
U.S. Treasury Bond Future, 20-Year,
 6.00%, Expiration March 2003         -                66 USD          296
                                                                ---------------
                                                                 $   1,060
                                                                ===============

Salomon Brothers/JNL U.S. Government & Quality Bond Fund
--------------------------------------------------------
U.S. Treasury Note Future, 5-Year,
6.00%, Expiration March 2003        150              $15,000     $     442
U.S. Treasury Bond Future, 20-Year,
6.00%, Expiration March 2003        250               25,000         1,147
                                                                ---------------
                                                                 $   1,589
                                                                ===============


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
December 31, 2002

                                                AIM/JNL                     AIM/JNL
                                               Large Cap      AIM/JNL      Small Cap    Alger/JNL  Alliance Capital/
                                                Growth    Premier Equity    Growth       Growth      JNL Growth
ASSETS                                           Fund          Fund          Fund         Fund          Fund
                                              ------------  -----------  ------------ ------------  ------------

Investments, at cost                              $ 6,948     $ 14,285      $ 14,262    $ 176,967     $ 108,400
                                              ============  ===========  ============ ============  ============
Investments, at value (a)                         $ 6,868     $ 12,962      $ 12,942    $ 176,086      $ 87,930
Cash                                                    -            3             -           54             -
Foreign currency (c)                                    -            -             -            -             -
Receivables:
   Dividends and interest                               3            6             3          151            68
   Forward currency contracts                           -            -             -            -             -
   Foreign taxes recoverable                            -            -             -            -             -
   Fund shares sold                                    11           47            13           26            49
   Investment securities sold                           -           23             -            -             -
   Other                                                -            -             -            -             -
Collateral for securities loaned                       83          109           113            -         4,374
                                              ------------  -----------  ------------ ------------  ------------
TOTAL ASSETS                                        6,965       13,150        13,071      176,317        92,421
                                              ------------  -----------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                          -            -             -            -             -
Payables:
   Administrative fees                                  1            1             1           15             8
   Advisory fees                                        7           10            13          150            60
   Investment securities purchased                     16          377            25          577             -
   Income payable                                       -            -             -            -             -
   Forward currency contracts                           -            -             -            -             -
   Fund shares redeemed                                 1            6             4          136         1,088
   Other                                                -            -             -            -             -
Options written, at value (b)                           -            -             -            -             -
Return of collateral for securities loaned             83          109           113            -         4,374
                                              ------------  -----------  ------------ ------------  ------------
TOTAL LIABILITIES                                     108          503           156          878         5,530
                                              ------------  -----------  ------------ ------------  ------------
NET ASSETS                                        $ 6,857     $ 12,647      $ 12,915    $ 175,439      $ 86,891
                                              ============  ===========  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 8,719     $ 16,499      $ 16,223    $ 334,258     $ 171,059
Undistributed (accumulated) net
   investment income (loss)                             -            -             -            -             -
Accumulated net realized gain (loss)               (1,782)      (2,521)       (1,988)    (157,938)      (63,698)
Net unrealized appreciation (depreciation)            (80)      (1,331)       (1,320)        (881)      (20,470)
                                              ------------  -----------  ------------ ------------  ------------
                                                  $ 6,857     $ 12,647      $ 12,915    $ 175,439      $ 86,891
                                              ============  ===========  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        840        1,602         1,532       16,078        10,886
                                              ============  ===========  ============ ============  ============
NET ASSET VALUE PER SHARE                          $ 8.16       $ 7.90        $ 8.43      $ 10.91        $ 7.98
                                              ============  ===========  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:               $ 81        $ 105         $ 106          $ -       $ 4,231
(b)   Premiums from options written                     -            -             -            -             -
(c)   Foreign currency cost                             -            -             -            -             -




                                                               Eagle/JNL     Janus/JNL                  Janus/JNL
                                                Eagle/JNL      SmallCap     Aggressive    Janus/JNL      Capital
                                               Core Equity      Equity        Growth      Balanced       Growth
ASSETS                                            Fund           Fund          Fund         Fund          Fund
                                              -------------  ------------  ------------ ------------  ------------

Investments, at cost                             $ 158,256      $ 83,974     $ 233,388     $ 76,679     $ 153,779
                                              =============  ============  ============ ============  ============
Investments, at value (a)                        $ 150,098      $ 75,472     $ 216,873     $ 75,521     $ 136,070
Cash                                                     -             -            46            -             -
Foreign currency (c)                                     -             -             -            1             -
Receivables:
   Dividends and interest                              250            25            87          456            83
   Forward currency contracts                            -             -           163            -             -
   Foreign taxes recoverable                             -             -             -            -             -
   Fund shares sold                                    116           123            29          120             8
   Investment securities sold                          819           694            15            1            23
   Other                                                 -             -             -            -             -
Collateral for securities loaned                     2,374         3,623         7,657       17,812             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                       153,657        79,937       224,870       93,911       136,184
                                              -------------  ------------  ------------ ------------  ------------
                                                              .
LIABILITIES
Cash overdraft                                           -             -             -           61            56
Payables:
   Administrative fees                                  13             6            19            7            12
   Advisory fees                                       111            62           179           63           112
   Investment securities purchased                   1,779             -           128          359           211
   Income payable                                        -             -             -            -             -
   Forward currency contracts                            -             -           868            -             -
   Fund shares redeemed                                138            48           135           18           124
   Other                                                 -             -             -            -             -
Options written, at value (b)                            -             -             -            -             -
Return of collateral for securities loaned           2,374         3,623         7,657       17,812             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                    4,415         3,739         8,986       18,320           515
                                              -------------  ------------  ------------ ------------  ------------
NET ASSETS                                       $ 149,242      $ 76,198     $ 215,884     $ 75,591     $ 135,669
                                              =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                  $ 206,565     $ 102,876     $ 601,357     $ 88,964     $ 525,619
Undistributed (accumulated) net
   investment income (loss)                             39             -           173           20             -
Accumulated net realized gain (loss)               (49,204)      (18,176)     (368,425)     (12,235)     (372,241)
Net unrealized appreciation (depreciation)          (8,158)       (8,502)      (17,221)      (1,158)      (17,709)
                                              -------------  ------------  ------------ ------------  ------------
                                                 $ 149,242      $ 76,198     $ 215,884     $ 75,591     $ 135,669
                                              =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                      13,036         6,347        16,567        9,150        13,865
                                              =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                          $ 11.45       $ 12.01       $ 13.03       $ 8.26        $ 9.79
                                              =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:             $ 2,307       $ 3,374       $ 7,417     $ 17,490           $ -
(b)   Premiums from options written                      -             -             -            -             -
(c)   Foreign currency cost                              -             -             -            1             -

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002

                                                  Janus/JNL      Janus/JNL   JPMorgan/JNL  JPMorgan/JNL
                                                    Global       Growth &    Enhanced S&P  International Lazard/JNL
                                                   Equities       Income      500 Stock       Value       Mid Cap
ASSETS                                               Fund          Fund      Index Fund       Fund       Value Fund
                                                 -------------  ------------ ------------  ------------  -----------

Investments, at cost                                $ 238,577      $ 15,824     $ 47,178       $ 5,414     $ 80,142
                                                 =============  ============ ============  ============  ===========
Investments, at value (a)                           $ 210,083      $ 13,880     $ 42,359       $ 5,402     $ 78,132
Cash                                                       13             -            -           115            -
Foreign currency (c)                                       89             1            -           168            -
Receivables:
   Dividends and interest                                 256            24           68             3           72
   Forward currency contracts                           2,135             1            -            65            -
   Foreign taxes recoverable                              133             -            -            13            -
   Fund shares sold                                         9             6          157             2          158
   Investment securities sold                             577            21           26             -            -
   Other                                                    -             1            1             3            -
Collateral for securities loaned                        5,011           870          967           140        3,872
                                                 -------------  ------------ ------------  ------------  -----------
TOTAL ASSETS                                          218,306        14,804       43,578         5,911       82,234
                                                 -------------  ------------ ------------  ------------  -----------

LIABILITIES
Cash overdraft                                              -            12            -             -            -
Payables:
   Administrative fees                                     18             1            3             -            7
   Advisory fees                                          178            12           28             5           63
   Investment securities purchased                        472            50          475             -        1,274
   Income payable                                           -             -            -             -            -
   Forward currency contracts                           4,204            13            -            67            -
   Fund shares redeemed                                 2,353             6           34            57          128
   Other                                                    -             -            -             -            -
Options written, at value (b)                               -             -            -             -            -
Return of collateral for securities loaned              5,011           870          967           140        3,872
                                                 -------------  ------------ ------------  ------------  -----------
TOTAL LIABILITIES                                      12,236           964        1,507           269        5,344
                                                 -------------  ------------ ------------  ------------  -----------
NET ASSETS                                          $ 206,070      $ 13,840     $ 42,071       $ 5,642     $ 76,890
                                                 =============  ============ ============  ============  ===========

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 403,736      $ 23,228     $ 56,069       $ 9,735     $ 85,626
Undistributed (accumulated) net
   investment income (loss)                               358            88          236            42            5
Accumulated net realized gain (loss)                 (167,480)       (7,520)      (9,397)       (4,111)      (6,731)
Net unrealized appreciation (depreciation)            (30,544)       (1,956)      (4,837)          (24)      (2,010)
                                                 -------------  ------------ ------------  ------------  -----------
                                                    $ 206,070      $ 13,840     $ 42,071       $ 5,642     $ 76,890
                                                 =============  ============ ============  ============  ===========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         14,651         2,434        6,833         1,014        7,513
                                                 =============  ============ ============  ============  ===========
NET ASSET VALUE PER SHARE                             $ 14.06        $ 5.69       $ 6.16        $ 5.56      $ 10.23
                                                 =============  ============ ============  ============  ===========
----------------------------------

(a)   Including securities on loan of:                $ 4,782         $ 854        $ 926         $ 133      $ 3,740
(b)   Premiums from options written                         -             -            -             -            -
(c)   Foreign currency cost                                89             1            -           167            -



                                                                                              Mellon Capital
                                                              Mellon Capital  Mellon Capital  Management/JNL  Mellon Capital
                                                 Lazard/JNL    Management/JNL Management/JNL      S&P 400     Management/JNL
                                                 Small Cap     Bond Index     International    Mid Cap Index  S&P 500 Index
ASSETS                                           Value Fund       Fund          Index Fund          Fund          Fund
                                                -------------  ------------    ------------     ------------  -------------

Investments, at cost                                $ 81,650      $ 33,541        $ 30,073         $ 13,911       $ 52,727
                                                =============  ============    ============     ============    ===========
Investments, at value (a)                           $ 74,837      $ 34,811        $ 26,433         $ 12,734       $ 46,772
Cash                                                       -             -               -                -              -
Foreign currency (c)                                       -             -               2                -              -
Receivables:
   Dividends and interest                                 93           337              31               13             69
   Forward currency contracts                              -             -              19                -              -
   Foreign taxes recoverable                               -             -              14                -              -
   Fund shares sold                                      168            52              37               22             60
   Investment securities sold                              8           377             368                -             22
   Other                                                   -             2               3                6              7
Collateral for securities loaned                         383         9,454             573              249            625
                                                -------------  ------------    ------------     ------------    -----------
TOTAL ASSETS                                          75,489        45,033          27,480           13,024         47,555
                                                -------------  ------------    ------------     ------------    -----------

LIABILITIES
Cash overdraft                                             -             -             341                -              -
Payables:
   Administrative fees                                     6             3               4                2              4
   Advisory fees                                          66            15              14                8             19
   Investment securities purchased                       368         1,252               -                -              -
   Income payable                                          -             -               -                -              -
   Forward currency contracts                              -             -              11                -              -
   Fund shares redeemed                                  107            21              19               37            131
   Other                                                   -             2               -                -              -
Options written, at value (b)                              -             -               -                -              -
Return of collateral for securities loaned               383         9,454             573              249            625
                                                -------------  ------------    ------------     ------------    -----------
TOTAL LIABILITIES                                        930        10,747             962              296            779
                                                -------------  ------------    ------------     ------------    -----------
NET ASSETS                                          $ 74,559      $ 34,286        $ 26,518         $ 12,728       $ 46,776
                                                =============  ============    ============     ============    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 86,472      $ 32,857        $ 31,758         $ 15,205       $ 53,035
Undistributed (accumulated) net
   investment income (loss)                               17            12               9                1            304
Accumulated net realized gain (loss)                  (5,117)          160          (1,619)          (1,293)          (516)
Net unrealized appreciation (depreciation)            (6,813)        1,257          (3,630)          (1,185)        (6,047)
                                                -------------  ------------    ------------     ------------    -----------
                                                    $ 74,559      $ 34,286        $ 26,518         $ 12,728       $ 46,776
                                                =============  ============    ============     ============    ===========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         7,929         3,271           3,141            1,489          6,005
                                                =============  ============    ============     ============    ===========
NET ASSET VALUE PER SHARE                             $ 9.40       $ 10.48          $ 8.44           $ 8.55         $ 7.79
                                                =============  ============    ============     ============    ===========
----------------------------------

(a)   Including securities on loan of:                 $ 364       $ 9,297           $ 540            $ 238          $ 599
(b)   Premiums from options written                        -             -               -                -              -
(c)   Foreign currency cost                                -             -               2

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002


                                               Mellon Capital                              PIMCO/JNL        PPM
                                               Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                                  Small Cap     JNL Global    JNL Growth     Bond        Balanced
ASSETS                                           Index Fund    Growth Fund      Fund         Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                                $ 23,439      $ 59,458      $ 18,636    $ 234,132     $ 217,000
                                                =============  ============  ============ ============  ============
Investments, at value (a)                           $ 20,013      $ 51,332      $ 17,836    $ 235,947     $ 215,926
Cash                                                       -             -             1            -             -
Foreign currency (c)                                       -            37             -        1,800             -
Receivables:
   Dividends and interest                                 36            62             6        1,541         1,028
   Forward currency contracts                              -             -             -            -             -
   Foreign taxes recoverable                               -            19             -            -             -
   Fund shares sold                                       12           157            32        1,615           268
   Investment securities sold                              6             2             -        8,842             -
   Other                                                   -             -             -           53             -
Collateral for securities loaned                         338         1,500           662       32,257        44,695
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                          20,405        53,109        18,537      282,055       261,917
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             6             -             -            1             -
Payables:
   Administrative fees                                     2             7             2           17            18
   Advisory fees                                          11            39            14          121           130
   Investment securities purchased                         -           398             -       37,282             -
   Income payable                                          -             -             -            -             -
   Forward currency contracts                              -            95             -           72             -
   Fund shares redeemed                                   21           548            13          251            61
   Other                                                   -             -             -          334             -
Options written, at value (b)                              -             -             -          358             -
Return of collateral for securities loaned               338         1,500           662       32,257        44,695
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                        378         2,587           691       70,693        44,904
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                          $ 20,027      $ 50,522      $ 17,846    $ 211,362     $ 217,013
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 25,105      $ 69,100      $ 22,800    $ 199,290     $ 221,834
Undistributed (accumulated) net
   investment income (loss)                                1            94             -        4,543             -
Accumulated net realized gain (loss)                  (1,640)      (10,456)       (4,154)       5,236        (3,747)
Net unrealized appreciation (depreciation)            (3,439)       (8,216)         (800)       2,293        (1,074)
                                                -------------  ------------  ------------ ------------  ------------
                                                    $ 20,027      $ 50,522      $ 17,846    $ 211,362     $ 217,013
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         2,522         7,016         2,540       18,215        16,518
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 7.94        $ 7.20        $ 7.03      $ 11.60       $ 13.14
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:                 $ 313       $ 1,424         $ 627     $ 31,852      $ 43,920
(b)   Premiums from options written                        -             -             -          303             -
(c)   Foreign currency cost                                -            37             -        1,759             -






                                                     PPM            PPM           PPM        Putnam/     Putnam/JNL
                                                 America/JNL     America/       America/       JNL      International
                                                  High Yield     JNL Money     JNL Value     Equity        Equity
ASSETS                                            Bond Fund     Market Fund       Fund        Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                               $ 156,824     $ 211,363      $ 16,780    $ 169,672      $ 90,183
                                                =============  ============  ============ ============  ============
Investments, at value (a)                          $ 156,340     $ 211,363      $ 17,994    $ 152,890      $ 79,088
Cash                                                   2,091             -             -            -           213
Foreign currency (c)                                       -             -             -            -           365
Receivables:
   Dividends and interest                              3,695             5            36          236            63
   Forward currency contracts                              -             -             -            -             3
   Foreign taxes recoverable                               -             -             -           11            92
   Fund shares sold                                      169         4,109            11            1            51
   Investment securities sold                              -             -             -          860             -
   Other                                                   -             -             -            -             -
Collateral for securities loaned                      30,754             -             -        2,307         1,768
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                         193,049       215,477        18,041      156,305        81,643
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             -             -             -            -             -
Payables:
   Administrative fees                                    14            17             2           13             7
   Advisory fees                                          97           104            11          121            73
   Investment securities purchased                     1,000             -             -          413           705
   Income payable                                          -           123             -            -             -
   Forward currency contracts                              -             -             -            -             1
   Fund shares redeemed                                   90           713            24          148           817
   Other                                                   -             -             -            -             -
Options written, at value (b)                              -             -             -            -             -
Return of collateral for securities loaned            30,754             -             -        2,307         1,768
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                     31,955           957            37        3,002         3,371
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                         $ 161,094     $ 214,520      $ 18,004    $ 153,303      $ 78,272
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 214,902     $ 214,520      $ 16,487    $ 312,357     $ 124,628
Undistributed (accumulated) net
   investment income (loss)                               46             -            96          485            86
Accumulated net realized gain (loss)                 (53,370)            -           207     (142,757)      (35,361)
Net unrealized appreciation (depreciation)              (484)            -         1,214      (16,782)      (11,081)
                                                -------------  ------------  ------------ ------------  ------------
                                                   $ 161,094     $ 214,520      $ 18,004    $ 153,303      $ 78,272
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        20,684       214,520         1,641       11,755        10,307
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 7.79        $ 1.00       $ 10.97      $ 13.04        $ 7.59
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:              $ 30,038           $ -           $ -      $ 2,228       $ 1,681
(b)   Premiums from options written                        -             -             -            -             -
(c)   Foreign currency cost                                -             -             -            -           364

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002



                                                 Putnam/JNL     Putnam/JNL     S&P/JNL      S&P/JNL       S&P/JNL
                                                   Midcap         Value      Aggressive   Aggressive    Aggressive
                                                   Growth        Equity        Growth       Growth        Growth
ASSETS                                              Fund          Fund          Fund        Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                                $ 20,969     $ 292,882      $ 16,405    $ 116,453       $ 5,051
                                                =============  ============  ============ ============  ============
Investments, at value (a)                           $ 18,611     $ 256,012      $ 11,723     $ 97,049       $ 3,974
Cash                                                       -             -             -            -             -
Foreign currency (c)                                       -             -             -            -             -
Receivables:
   Dividends and interest                                  5           504             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Foreign taxes recoverable                               -             -             -            -             -
   Fund shares sold                                       40            72             -          126             -
   Investment securities sold                             19             -             -            -             -
   Other                                                   -             -             -            -             -
Collateral for securities loaned                         655         3,627             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                          19,330       260,215        11,723       97,175         3,974
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             7             -             -            -             -
Payables:
   Administrative fees                                     2            22             1            4             -
   Advisory fees                                          16           195             2           12             1
   Investment securities purchased                         -           186             -            -             -
   Income payable                                          -             -             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Fund shares redeemed                                    3            85             -           49             -
   Other                                                   -             -             -            -             -
Options written, at value (b)                              -             -             -            -             -
Return of collateral for securities loaned               655         3,627             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                        683         4,115             3           65             1
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                          $ 18,647     $ 256,100      $ 11,720     $ 97,110       $ 3,973
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 46,122     $ 347,418      $ 22,753    $ 146,018       $ 6,903
Undistributed (accumulated) net
   investment income (loss)                                -            36            32          795            35
Accumulated net realized gain (loss)                 (25,117)      (54,484)       (6,383)     (30,299)       (1,888)
Net unrealized appreciation (depreciation)            (2,358)      (36,870)       (4,682)     (19,404)       (1,077)
                                                -------------  ------------  ------------ ------------  ------------
                                                    $ 18,647     $ 256,100      $ 11,720     $ 97,110       $ 3,973
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         3,646        19,614         2,068       11,500           571
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 5.11       $ 13.06        $ 5.67       $ 8.44        $ 6.96
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:                 $ 635       $ 3,450           $ -          $ -           $ -
(b)   Premiums from options written                        -             -             -            -             -
(c)   Foreign currency cost                                -             -             -            -             -



                                                   S&P/JNL        S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                                Conservative   Conservative  Conservative     Core          Core
                                                   Growth         Growth        Growth      Index 100     Index 50
ASSETS                                              Fund          Fund I        Fund II       Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                                $ 16,708     $ 252,522      $ 14,265     $ 15,028       $ 2,229
                                                =============  ============  ============ ============  ============
Investments, at value (a)                           $ 14,185     $ 227,767      $ 12,599     $ 14,207       $ 1,969
Cash                                                       -             -             -            -             -
Foreign currency (c)                                       -             -             -            -             -
Receivables:
   Dividends and interest                                  1            14             -            1             -
   Forward currency contracts                              -             -             -            -             -
   Foreign taxes recoverable                               -             -             -            -             -
   Fund shares sold                                        1           261             -           12             -
   Investment securities sold                              -             -             -            -             -
   Other                                                   -             -             -            -             -
Collateral for securities loaned                           -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                          14,187       228,042        12,599       14,220         1,969
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             -             -             -            -             -
Payables:
   Administrative fees                                     1            10             -            -             -
   Advisory fees                                           2            29             2            2             -
   Investment securities purchased                         -             -             -            -             -
   Income payable                                          -             -             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Fund shares redeemed                                   27           170             1            5             -
   Other                                                   -             -             -            -             -
Options written, at value (b)                              -             -             -            -             -
Return of collateral for securities loaned                 -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                         30           209             3            7             -
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                          $ 14,157     $ 227,833      $ 12,596     $ 14,213       $ 1,969
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 18,142     $ 268,639      $ 16,479     $ 15,011       $ 2,362
Undistributed (accumulated) net
   investment income (loss)                              158         3,593           258          116             3
Accumulated net realized gain (loss)                  (1,620)      (19,644)       (2,475)         (93)         (136)
Net unrealized appreciation (depreciation)            (2,523)      (24,755)       (1,666)        (821)         (260)
                                                -------------  ------------  ------------ ------------  ------------
                                                    $ 14,157     $ 227,833      $ 12,596     $ 14,213       $ 1,969
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         1,893        24,027         1,603        1,642           251
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 7.48        $ 9.48        $ 7.86       $ 8.66        $ 7.84
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:                   $ -           $ -           $ -          $ -           $ -
(b)   Premiums from options written                        -             -             -            -             -
(c)   Foreign currency cost                                -             -             -            -             -

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002


                                                                               S&P/JNL
                                                   S&P/JNL      S&P/JNL        Equity       S&P/JNL       S&P/JNL
                                                    Core       Aggressive    Aggressive     Equity        Equity
                                                  Index 75       Growth        Growth       Growth        Growth
ASSETS                                              Fund         Fund I        Fund II      Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                                 $ 4,740      $ 38,850       $ 2,124    $ 130,282       $ 6,975
                                                =============  ============  ============ ============  ============
Investments, at value (a)                            $ 4,386      $ 31,378       $ 1,510    $ 105,220       $ 5,448
Cash                                                       -             -             -            -             -
Foreign currency (c)                                       -             -             -            -             -
Receivables:
   Dividends and interest                                  -             -             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Foreign taxes recoverable                               -             -             -            -             -
   Fund shares sold                                       77             3             -           86             -
   Investment securities sold                              -             -             -            -             -
   Other                                                   -             -             -            -             -
Collateral for securities loaned                           -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                           4,463        31,381         1,510      105,306         5,448
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             -             -             -            -             -
Payables:
   Administrative fees                                                   1             -            4             -
   Advisory fees                                           1             4             -           14             1
   Investment securities purchased                         -             -             -            -             -
   Income payable                                          -             -             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Fund shares redeemed                                    2             4             -          158             -
   Other                                                   -             -             -            -             -
Options written, at value (b)                              -             -             -            -             -
Return of collateral for securities loaned                 -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                          3             9             -          176             1
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                           $ 4,460      $ 31,372       $ 1,510    $ 105,130       $ 5,447
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                      $ 4,815      $ 56,990       $ 3,336    $ 190,144      $ 11,267
Undistributed (accumulated) net
   investment income (loss)                               27             2             1           19             8
Accumulated net realized gain (loss)                     (28)      (18,148)       (1,213)     (59,971)       (4,301)
Net unrealized appreciation (depreciation)              (354)       (7,472)         (614)     (25,062)       (1,527)
                                                -------------  ------------  ------------ ------------  ------------
                                                     $ 4,460      $ 31,372       $ 1,510    $ 105,130       $ 5,447
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                           541         4,269           216       14,103           822
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 8.25        $ 7.35        $ 6.99       $ 7.45        $ 6.63
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:                   $ -           $ -           $ -          $ -           $ -
(b)   Premiums from options written                        -             -             -            -             -
(c)   Foreign currency cost                                -             -             -            -             -




                                                   S&P/JNL      S&P/JNL       S&P/JNL    S&P/JNL Very  S&P/JNL Very
                                                  Moderate      Moderate      Moderate    Aggressive    Aggressive
                                                   Growth        Growth        Growth       Growth        Growth
ASSETS                                              Fund         Fund I        Fund II      Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------

Investments, at cost                                $ 30,993     $ 377,538      $ 19,475     $ 52,667       $ 2,738
                                                =============  ============  ============ ============  ============
Investments, at value (a)                           $ 25,411     $ 331,688      $ 16,477     $ 42,281       $ 1,898
Cash                                                       -             -             -            -             -
Foreign currency (c)                                       -             -             -            -             -
Receivables:
   Dividends and interest                                  -            11             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Foreign taxes recoverable                               -             -             -            -             -
   Fund shares sold                                      152           196             -            -             -
   Investment securities sold                              -             -             -            -             -
   Other                                                   -             -             -            -             -
Collateral for securities loaned                           -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL ASSETS                                          25,563       331,895        16,477       42,281         1,898
                                                -------------  ------------  ------------ ------------  ------------

LIABILITIES
Cash overdraft                                             -             -             -            -             -
Payables:
   Administrative fees                                     1            14             1            2             -
   Advisory fees                                           3            42             2            6             -
   Investment securities purchased                         -             -             -            -             -
   Income payable                                          -             -             -            -             -
   Forward currency contracts                              -             -             -            -             -
   Fund shares redeemed                                   55           296             1          145             -
   Other                                                   -             -             -            -             -
Options written, at value (b)                              -             -             -            -             -
Return of collateral for securities loaned                 -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL LIABILITIES                                         59           352             4          153             -
                                                -------------  ------------  ------------ ------------  ------------
NET ASSETS                                          $ 25,504     $ 331,543      $ 16,473     $ 42,128       $ 1,898
                                                =============  ============  ============ ============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 38,095     $ 421,398      $ 23,298     $ 80,438       $ 3,974
Undistributed (accumulated) net
   investment income (loss)                              189         4,012           243            -             -
Accumulated net realized gain (loss)                  (7,198)      (48,017)       (4,070)     (27,924)       (1,236)
Net unrealized appreciation (depreciation)            (5,582)      (45,850)       (2,998)     (10,386)         (840)
                                                -------------  ------------  ------------ ------------  ------------
                                                    $ 25,504     $ 331,543      $ 16,473     $ 42,128       $ 1,898
                                                =============  ============  ============ ============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         3,901        35,825         2,099        5,532           268
                                                =============  ============  ============ ============  ============
NET ASSET VALUE PER SHARE                             $ 6.54        $ 9.25        $ 7.85       $ 7.62        $ 7.08
                                                =============  ============  ============ ============  ============
----------------------------------

(a)   Including securities on loan of:                   $ -           $ -           $ -          $ -           $ -
(b)   Premiums from options written                        -             -             -            -             -
(c)   Foreign currency cost                                -             -             -            -             -

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2002



                                                                                               Salomon
                                                   Salomon        Salomon       Salomon      Brothers/JNL     T. Rowe Price/
                                                 Brothers/JNL   Brothers/JNL  Brothers/JNL  U.S. Government   JNL Established
                                                  Balanced     Global Bond   High Yield       & Quality         Growth
ASSETS                                              Fund          Fund        Bond Fund       Bond Fund          Fund
                                                -------------  ------------  ------------    ------------     ------------

Investments, at cost                                $ 19,019     $ 145,422      $ 18,820       $ 392,411        $ 365,566
                                                =============  ============  ============    ============     ============
Investments, at value (a)                           $ 17,124     $ 146,295      $ 16,656       $ 403,769        $ 316,329
Cash                                                       -            11             -              41                -
Foreign currency (c)                                       -             -             -               -                -
Receivables:
   Dividends and interest                                 71         1,784           402           2,207              347
   Forward currency contracts                              -             -             -               -                -
   Foreign taxes recoverable                               -             -             -               -                9
   Fund shares sold                                       37           227            43             908              136
   Investment securities sold                              -             -             -              47                -
   Other                                                   4             -             -               -                -
Collateral for securities loaned                       2,843        37,099         3,642          92,878            9,371
                                                -------------  ------------  ------------    ------------     ------------
TOTAL ASSETS                                          20,079       185,416        20,743         499,850          326,192
                                                -------------  ------------  ------------    ------------     ------------

LIABILITIES
Cash overdraft                                             -             -             -               -                -
Payables:
   Administrative fees                                     1            10             2              25               27
   Advisory fees                                          11            89            13             170              227
   Investment securities purchased                     1,759        22,270             -         102,122                -
   Income payable                                          -             -             -               -                -
   Forward currency contracts                              -             -             -               -                -
   Fund shares redeemed                                    7            55             7             166              200
   Other                                                   5            12             -             224                -
Options written, at value (b)                              -             -             -               -                -
Return of collateral for securities loaned             2,843        37,099         3,642          92,878            9,371
                                                -------------  ------------  ------------    ------------     ------------
TOTAL LIABILITIES                                      4,626        59,535         3,664         195,585            9,825
                                                -------------  ------------  ------------    ------------     ------------
NET ASSETS                                          $ 15,453     $ 125,881      $ 17,079       $ 304,265        $ 316,367
                                                =============  ============  ============    ============     ============

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 17,002     $ 127,025      $ 21,849       $ 289,914        $ 457,113
Undistributed (accumulated) net
   investment income (loss)                              362           164            20              70               92
Accumulated net realized gain (loss)                     (16)       (2,181)       (2,626)          1,334          (91,603)
Net unrealized appreciation (depreciation)            (1,895)          873        (2,164)         12,947          (49,235)
                                                -------------  ------------  ------------    ------------     ------------
                                                    $ 15,453     $ 125,881      $ 17,079       $ 304,265        $ 316,367
                                                =============  ============  ============    ============     ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         1,618        11,847         2,447          25,587           24,619
                                                =============  ============  ============    ============     ============
NET ASSET VALUE PER SHARE                             $ 9.55       $ 10.63        $ 6.98         $ 11.89          $ 12.85
                                                =============  ============  ============    ============     ============
----------------------------------

(a)   Including securities on loan of:               $ 2,786      $ 36,136       $ 3,549        $ 91,864          $ 9,064
(b)   Premiums from options written                        -             -             -               -                -
(c)   Foreign currency cost                                -             -             -               -                -




                                                T. Rowe Price/   T. Rowe
                                                 JNL Mid-Cap    Price/JNL
                                                   Growth         Value
ASSETS                                              Fund          Fund
                                                -------------  ------------

Investments, at cost                               $ 248,694     $ 259,138
                                                =============  ============
Investments, at value (a)                          $ 248,832     $ 220,159
Cash                                                       -             -
Foreign currency (c)                                       -             -
Receivables:
   Dividends and interest                                 65           567
   Forward currency contracts                              -             -
   Foreign taxes recoverable                               -             -
   Fund shares sold                                      142           243
   Investment securities sold                            394             -
   Other                                                   -             -
Collateral for securities loaned                           -         6,235
                                                -------------  ------------
TOTAL ASSETS                                         249,433       227,204
                                                -------------  ------------

LIABILITIES
Cash overdraft                                             -             -
Payables:
   Administrative fees                                    22            19
   Advisory fees                                         202           169
   Investment securities purchased                       686           470
   Income payable                                          -             -
   Forward currency contracts                              -             -
   Fund shares redeemed                                  196           205
   Other                                                   -             -
Options written, at value (b)                              -             -
Return of collateral for securities loaned                 -         6,235
                                                -------------  ------------
TOTAL LIABILITIES                                      1,106         7,098
                                                -------------  ------------
NET ASSETS                                         $ 248,327     $ 220,106
                                                =============  ============

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 261,256     $ 261,854
Undistributed (accumulated) net
   investment income (loss)                                -         2,065
Accumulated net realized gain (loss)                 (13,067)       (4,834)
Net unrealized appreciation (depreciation)               138       (38,979)
                                                -------------  ------------
                                                   $ 248,327     $ 220,106
                                                =============  ============

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        13,760        23,863
                                                =============  ============
NET ASSET VALUE PER SHARE                            $ 18.05        $ 9.22
                                                =============  ============
----------------------------------

(a)   Including securities on loan of:                   $ -       $ 4,887
(b)   Premiums from options written                        -             -
(c)   Foreign currency cost                                -             -

                     See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002

                                                    AIM/JNL     AIM/JNL        AIM/JNL
                                                   Large Cap    Premier       Small Cap    Alger/JNL  Alliance Capital/
                                                    Growth      Equity II      Growth       Growth      JNL Growth
                                                     Fund         Fund          Fund         Fund          Fund
                                                 ------------ ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                            $ 55         $ 71          $ 10      $ 1,991         $ 789
   Interest                                                8           22            28           64            44
   Foreign taxes withheld                                 (1)          (1)            -          (20)           (7)
   Securities lending                                      -            1             3           11             5
                                                 ------------ ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                                   62           93            41        2,046           831
                                                 ------------ ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                     8           14            13          247           107
   Advisory fees                                          81          132           137        2,408           831
   Trustees fees                                           -            -                          1             1
   Legal fees                                              -            -             -            6             2
   12b-1 fees                                              4            6             2            -            15
                                                 ------------ ------------  ------------ ------------  ------------
TOTAL EXPENSES                                            93          152           152        2,662           956
                                                 ------------ ------------  ------------ ------------  ------------
                                                 ------------ ------------  ------------ ------------  ------------
   Fees paid indirectly                                   (4)          (6)           (2)           -           (15)
                                                 ------------ ------------  ------------ ------------  ------------
NET EXPENSES                                              89          146           150        2,662           941
                                                 ------------ ------------  ------------ ------------  ------------
                                                 ------------ ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                             (27)         (53)         (109)        (616)         (110)
                                                 ------------ ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -            -             -            -             -
   Investments                                        (1,780)      (2,475)       (2,006)     (87,623)      (30,265)
   Foreign currency related items                         (3)           -             -            -             -
   Futures contracts and options written                   -          (43)           18            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          (557)      (2,527)       (2,207)     (14,976)      (11,902)
   Foreign currency related items                          -            -             -            -             -
   Futures contracts and options written                   -          (11)            -            -             -
                                                 ------------ ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (2,340)      (5,056)       (4,195)    (102,599)      (42,167)
                                                 ------------ ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ (2,367)    $ (5,109)     $ (4,304)  $ (103,215)    $ (42,277)
                                                 ============ ============  ============ ============  ============




                                                                Eagle/JNL     Janus/JNL                  Janus/JNL
                                                 Eagle/JNL      SmallCap     Aggressive    Janus/JNL      Capital
                                                Core Equity      Equity        Growth      Balanced       Growth
                                                    Fund          Fund          Fund         Fund          Fund
                                               -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                        $ 2,555         $ 455       $ 2,036        $ 628         $ 586
   Interest                                             251           113           520        1,956           379
   Foreign taxes withheld                               (28)            -           (52)          (5)            -
   Securities lending                                    10            13            44           32            11
                                               -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                               2,788           581         2,548        2,611           976
                                               -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                  160           104           305           83           185
   Advisory fees                                      1,380           988         2,796          785         1,738
   Trustees fees                                          1             -             1            -             1
   Legal fees                                             4             3             7            2             4
   12b-1 fees                                            49            30           242           16            79
                                               -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                        1,594         1,125         3,351          886         2,007
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                 (49)          (30)         (242)         (16)          (79)
                                               -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                          1,545         1,095         3,109          870         1,928
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                          1,243          (514)         (561)       1,741          (952)
                                               -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -             -            -             -
   Investments                                      (25,946)      (13,677)     (139,117)      (6,500)      (92,551)
   Foreign currency related items                         -             -          (270)           1             -
   Futures contracts and options written                  -             -             -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (12,912)      (17,086)       22,621       (1,199)       22,172
   Foreign currency related items                         -             -          (899)           -             -
   Futures contracts and options written                  -             -             -            -             -
                                               -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (38,858)      (30,763)     (117,665)      (7,698)      (70,379)
                                               -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (37,615)    $ (31,277)   $ (118,226)    $ (5,957)    $ (71,331)
                                               =============  ============  ============ ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002


                                                  Janus/JNL      Janus/JNL   JPMorgan/JNL  JPMorgan/JNL
                                                   Global       Growth &     Enhanced S&P International Lazard/JNL
                                                  Equities       Income       500 Stock      Value        Mid Cap
                                                    Fund          Fund       Index Fund      Fund       Value Fund
                                               -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                        $ 4,394         $ 194         $ 524        $ 140         $ 788
   Interest                                             320            72            13           11            70
   Foreign taxes withheld                              (316)           (1)           (1)         (13)            -
   Securities lending                                    83             -             1            -            38
                                               -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                               4,481           265           537          138           896
                                               -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                  294            17            34            7            60
   Advisory fees                                      2,854           160           266           66           586
   Trustees fees                                          1             -                                        -
   Legal fees                                             7             -             1            -             1
   12b-1 fees                                            69             4             4            -            26
                                               -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                        3,225           181           305           73           673
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                 (69)           (4)           (4)           -           (26)
                                               -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                          3,156           177           301           73           647
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                          1,325            88           236           65           249
                                               -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -             -            -             -
   Investments                                      (79,115)       (2,675)       (5,274)      (1,675)       (6,532)
   Foreign currency related items                    (1,088)            -             -           97             -
   Futures contracts and options written                  -             -          (131)        (391)            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (10,380)       (1,665)       (4,073)         583        (4,083)
   Foreign currency related items                    (3,352)          (12)            -          (17)            -
   Futures contracts and options written                  -             -           (22)         (23)            -
                                               -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (93,935)       (4,352)       (9,500)      (1,426)      (10,615)
                                               -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (92,610)     $ (4,264)     $ (9,264)    $ (1,361)    $ (10,366)
                                               =============  ============  ============ ============  ============




                                                                                                  Mellon Capital
                                                            Mellon Capital     Mellon Capital     Management/JNL Mellon Capital
                                                Lazard/JNL  Management/JNL     Management/JNL        S&P 400     Management/JNL
                                                Small Cap     Bond Index         International    Mid Cap Index  S&P 500 Index
                                                Value Fund     Fund (a)         Index Fund (a)       Fund (a)      Fund (a)
                                               -------------  ------------       ------------      ------------  ------------
INVESTMENT INCOME
   Dividends                                          $ 646           $ -              $ 641             $ 147         $ 428
   Interest                                              64         1,285                 35                18            37
   Foreign taxes withheld                                (1)            -                (66)                -            (1)
   Securities lending                                    13             9                 14                 1             -
                                               -------------  ------------       ------------      ------------  ------------
TOTAL INVESTMENT INCOME                                 722         1,294                624               166           464
                                               -------------  ------------       ------------      ------------  ------------

EXPENSES
   Administrative fees                                   65            27                 42                14            27
   Advisory fees                                        676           137                141                69           132
   Trustees fees                                          -             -                  -                 -             -
   Legal fees                                             2             1                  1                 -             1
   12b-1 fees                                            18             -                  -                 1             2
                                               -------------  ------------       ------------      ------------  ------------
TOTAL EXPENSES                                          761           165                184                84           162
                                               -------------  ------------       ------------      ------------  ------------
                                               -------------  ------------       ------------      ------------  ------------
   Fees paid indirectly                                 (18)            -                  -                (1)           (2)
                                               -------------  ------------       ------------      ------------  ------------
NET EXPENSES                                            743           165                184                83           160
                                               -------------  ------------       ------------      ------------  ------------
                                               -------------  ------------       ------------      ------------  ------------
NET INVESTMENT INCOME (LOSS)                            (21)        1,129                440                83           304
                                               -------------  ------------       ------------      ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -                  -                 -             -
   Investments                                       (5,040)          284             (1,619)           (1,034)         (211)
   Foreign currency related items                         -             -                175                 -             -
   Futures contracts and options written                  -           (58)                 -              (259)         (305)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (10,153)        1,270             (3,640)           (1,177)       (5,955)
   Foreign currency related items                         -             -                 10                 -             -
   Futures contracts and options written                  -           (13)                 -                (8)          (92)
                                               -------------  ------------       ------------      ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (15,193)        1,483             (5,074)           (2,478)       (6,563)
                                               -------------  ------------       ------------      ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (15,214)      $ 2,612           $ (4,634)         $ (2,395)     $ (6,259)
                                               =============  ============       ============      ============  ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002



                                               Mellon Capital                             PIMCO/JNL        PPM
                                               Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                                 Small Cap     JNL Global    JNL Growth      Bond        Balanced
                                               Index Fund (a) Growth Fund       Fund         Fund          Fund
                                               -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                          $ 292         $ 747          $ 46          $ -       $ 3,037
   Interest                                              32            67            32        5,629         5,360
   Foreign taxes withheld                                 -           (66)            -            -             -
   Securities lending                                     8            20             -            9            76
                                               -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                                 332           768            78        5,638         8,473
                                               -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                   21            77            15          140           223
   Advisory fees                                        106           463           137          978         1,572
   Trustees fees                                          -             -             -            1             1
   Legal fees                                             1             1             -            3             5
   12b-1 fees                                             4             -             -            -             5
                                               -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                          132           541           152        1,122         1,806
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                  (4)            -             -            -            (5)
                                               -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                            128           541           152        1,122         1,801
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                            204           227           (74)       4,516         6,672
                                               -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -             -            -             -
   Investments                                       (1,098)       (6,274)       (3,254)       2,666         1,058
   Foreign currency related items                         -          (166)            -         (620)            -
   Futures contracts and options written               (542)            -             -        3,578             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (3,426)       (6,973)       (1,111)       1,720       (14,059)
   Foreign currency related items                         -           (93)            -         (345)            -
   Futures contracts and options written                (13)            -             -          823             -
                                               -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (5,079)      (13,506)       (4,365)       7,822       (13,001)
                                               -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (4,875)    $ (13,279)     $ (4,439)    $ 12,338      $ (6,329)
                                               =============  ============  ============ ============  ============



                                                   PPM            PPM           PPM        Putnam/      Putnam/JNL
                                               America/JNL     America/      America/        JNL       International
                                                High Yield     JNL Money     JNL Value     Equity         Equity
                                                 Bond Fund     Market Fund    Fund (b)       Fund          Fund
                                               -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                            $ -           $ -         $ 129      $ 2,486       $ 1,965
   Interest                                          13,838         4,030             3           50            54
   Foreign taxes withheld                                 -             -             -           (3)         (197)
   Securities lending                                   104             -             -            4            51
                                               -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                              13,942         4,030           132        2,537         1,873
                                               -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                  160           229             4          207            93
   Advisory fees                                      1,143         1,353            32        1,839         1,005
   Trustees fees                                          1             2             -            1             1
   Legal fees                                             4             5             -            5             2
   12b-1 fees                                             -             -             5          132            31
                                               -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                        1,308         1,589            41        2,184         1,132
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                   -             -            (5)        (132)          (31)
                                               -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                          1,308         1,589            36        2,052         1,101
                                               -------------  ------------  ------------ ------------  ------------
                                               -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                         12,634         2,441            96          485           772
                                               -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -             -            -             -
   Investments                                      (13,057)            -           207      (44,143)      (15,693)
   Foreign currency related items                         -             -             -            -            85
   Futures contracts and options written                  -             -             -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        3,129             -         1,214      (18,627)       (1,985)
   Foreign currency related items                         -             -             -            -            14
   Futures contracts and options written                  -             -             -            -             -
                                               -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (9,928)            -         1,421      (62,770)      (17,579)
                                               -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 2,706       $ 2,441       $ 1,517    $ (62,285)    $ (16,807)
                                               =============  ============  ============ ============  ============

(a) Period from January 15, 2002 (commencement of operations).
(b) Period from September 30, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002



                                                 Putnam/JNL    Putnam/JNL     S&P/JNL       S&P/JNL      S&P/JNL
                                                  Midcap         Value     Aggressive    Aggressive    Aggressive
                                                  Growth        Equity       Growth        Growth        Growth
                                                   Fund          Fund         Fund         Fund I       Fund II
                                               -------------  ------------ ------------  ------------  -----------
INVESTMENT INCOME
   Dividends                                           $ 92       $ 5,954         $ 62       $ 1,003         $ 45
   Interest                                              12           113            -             -            -
   Foreign taxes withheld                                 -           (59)           -             -            -
   Securities lending                                     4             5            -             -            -
                                               -------------  ------------ ------------  ------------  -----------
TOTAL INVESTMENT INCOME                                 108         6,013           62         1,003           45
                                               -------------  ------------ ------------  ------------  -----------

EXPENSES
   Administrative fees                                   25           295            6            43            2
   Advisory fees                                        238         2,574           24           163            8
   Trustees fees                                          -             1            -             -            -
   Legal fees                                             1             7            -             2            -
   12b-1 fees                                            12            93            -             -            -
                                               -------------  ------------ ------------  ------------  -----------
TOTAL EXPENSES                                          276         2,970           30           208           10
                                               -------------  ------------ ------------  ------------  -----------
                                               -------------  ------------ ------------  ------------  -----------
   Fees paid indirectly                                 (12)          (93)           -             -            -
                                               -------------  ------------ ------------  ------------  -----------
NET EXPENSES                                            264         2,877           30           208           10
                                               -------------  ------------ ------------  ------------  -----------
                                               -------------  ------------ ------------  ------------  -----------
NET INVESTMENT INCOME (LOSS)                           (156)        3,136           32           795           35
                                               -------------  ------------ ------------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -             -            3            78            2
   Investments                                       (6,055)      (44,166)      (2,977)      (12,276)      (1,106)
   Foreign currency related items                         -             -            -             -            -
   Futures contracts and options written                  -             -            -             -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (3,441)      (26,138)      (1,178)      (10,299)        (127)
   Foreign currency related items                         -             -            -             -            -
   Futures contracts and options written                  -             -            -             -            -
                                               -------------  ------------ ------------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (9,496)      (70,304)      (4,152)      (22,497)      (1,231)
                                               -------------  ------------ ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (9,652)    $ (67,168)    $ (4,120)    $ (21,702)    $ (1,196)
                                               =============  ============ ============  ============  ===========



                                                S&P/JNL        S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                              Conservative   Conservative  Conservative    Core          Core
                                                 Growth        Growth        Growth      Index 100     Index 50
                                                  Fund         Fund I        Fund II     Fund (a)      Fund (a)
                                              -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                         $ 189       $ 4,008         $ 285        $ 128           $ 5
   Interest                                              -             -             -            -             -
   Foreign taxes withheld                                -             -             -            -             -
   Securities lending                                    -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                                189         4,008           285          128             5
                                              -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                   7            87             6            3             -
   Advisory fees                                        24           322            21            9             2
   Trustees fees                                         -             1             -            -             -
   Legal fees                                            -             5             -            -             -
   12b-1 fees                                            -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                          31           415            27           12             2
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                  -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                            31           415            27           12             2
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                           158         3,593           258          116             3
                                              -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -           315             2            5             1
   Investments                                        (944)       (8,243)       (1,177)         (98)         (137)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (1,229)      (14,009)         (972)        (821)         (260)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (2,173)      (21,937)       (2,147)        (914)         (396)
                                              -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (2,015)    $ (18,344)     $ (1,889)      $ (798)       $ (393)
                                              =============  ============  ============ ============  ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002


                                                                S&P/JNL       S&P/JNL
                                                  S&P/JNL       Equity        Equity      S&P/JNL       S&P/JNL
                                                   Core       Aggressive    Aggressive     Equity        Equity
                                                 Index 75       Growth        Growth       Growth        Growth
                                                 Fund (a)       Fund I        Fund II      Fund I        Fund II
                                              -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                          $ 31          $ 74           $ 5        $ 271          $ 22
   Interest                                              -             -             -            -             -
   Foreign taxes withheld                                -             -             -            -             -
   Securities lending                                    -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                                 31            74             5          271            22
                                              -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                   1            15             1           51             3
   Advisory fees                                         3            56             3          198            11
   Trustees fees                                         -             -             -            -             -
   Legal fees                                            -             1             -            3             -
   12b-1 fees                                            -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                           4            72             4          252            14
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                  -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                             4            72             4          252            14
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                            27             2             1           19             8
                                              -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               2            24             1           80             3
   Investments                                         (30)       (6,269)         (614)     (25,271)       (2,301)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        (354)       (3,433)          (59)      (9,343)          (20)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (382)       (9,678)         (672)     (34,534)       (2,318)
                                              -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ (355)     $ (9,676)       $ (671)   $ (34,515)     $ (2,310)
                                              =============  ============  ============ ============  ============



                                                S&P/JNL        S&P/JNL       S&P/JNL    S&P/JNL Very  S&P/JNL Very
                                                Moderate      Moderate      Moderate    Aggressive    Aggressive
                                                 Growth        Growth        Growth       Growth        Growth
                                                  Fund         Fund I        Fund II      Fund I        Fund II
                                              -------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                         $ 250       $ 4,659         $ 279         $ 80           $ 5
   Interest                                              -             -             -            -             -
   Foreign taxes withheld                                -             -             -            -             -
   Securities lending                                    -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL INVESTMENT INCOME                                250         4,659           279           80             5
                                              -------------  ------------  ------------ ------------  ------------

EXPENSES
   Administrative fees                                  12           135             8           21             1
   Advisory fees                                        48           503            28           80             4
   Trustees fees                                         -             2                                        -
   Legal fees                                            1             7             -            1             -
   12b-1 fees                                                          -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
TOTAL EXPENSES                                          61           647            36          102             5
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
   Fees paid indirectly                                  -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET EXPENSES                                            61           647            36          102             5
                                              -------------  ------------  ------------ ------------  ------------
                                              -------------  ------------  ------------ ------------  ------------
NET INVESTMENT INCOME (LOSS)                           189         4,012           243          (22)            -
                                              -------------  ------------  ------------ ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               6           463             5           32             1
   Investments                                      (4,427)      (15,872)       (2,225)      (7,349)         (465)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (2,046)      (32,917)       (1,063)      (6,436)         (280)
   Foreign currency related items                        -             -             -            -             -
   Futures contracts and options written                 -             -             -            -             -
                                              -------------  ------------  ------------ ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (6,467)      (48,326)       (3,283)     (13,753)         (744)
                                              -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (6,278)    $ (44,314)     $ (3,040)   $ (13,775)       $ (744)
                                              =============  ============  ============ ============  ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF OPERATIONS (IN THOUSANDS)
For the Year Ended December 31, 2002


                                                                                          Salomon
                                                 Salomon        Salomon       Salomon    Brothers/JNL
                                               Brothers/JNL   Brothers/JNL  Brothers/JNL U.S. Government
                                                 Balanced     Global Bond   High Yield    & Quality
                                                  Fund          Fund        Bond Fund    Bond Fund
                                              -------------  ------------  ------------ ------------
INVESTMENT INCOME
   Dividends                                         $ 129          $ 38          $ 33          $ -
   Interest                                            394         8,256         2,049       12,040
   Foreign taxes withheld                               (1)            -             -            -
   Securities lending                                    1            82             7          211
                                              -------------  ------------  ------------ ------------
TOTAL INVESTMENT INCOME                                523         8,376         2,089       12,251
                                              -------------  ------------  ------------ ------------

EXPENSES
   Administrative fees                                  18           117            21          243
   Advisory fees                                       142           993           171        1,654
   Trustees fees                                         -             -             -            2
   Legal fees                                            -             3             1            5
   12b-1 fees                                            -             -             -            -
                                              -------------  ------------  ------------ ------------
TOTAL EXPENSES                                         160         1,113           193        1,904
                                              -------------  ------------  ------------ ------------
                                              -------------  ------------  ------------ ------------
   Fees paid indirectly                                  -             -             -            -
                                              -------------  ------------  ------------ ------------
NET EXPENSES                                           160         1,113           193        1,904
                                              -------------  ------------  ------------ ------------
                                              -------------  ------------  ------------ ------------
NET INVESTMENT INCOME (LOSS)                           363         7,263         1,896       10,347
                                              -------------  ------------  ------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -             -             -            -
   Investments                                         215          (266)         (939)       3,396
   Foreign currency related items                        -            (7)            -            -
   Futures contracts and options written                 -             -             -        3,312
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (1,993)        2,601            80        8,281
   Foreign currency related items                        -             8             -            -
   Futures contracts and options written                 -             -             -        1,133
                                              -------------  ------------  ------------ ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (1,778)        2,336          (859)      16,122
                                              -------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (1,415)      $ 9,599       $ 1,037     $ 26,469
                                              =============  ============  ============ ============




                                            T. Rowe Price/ T. Rowe Price/  T. Rowe
                                            JNL Established JNL Mid-Cap    Price/JNL
                                                Growth        Growth         Value
                                                 Fund          Fund          Fund
                                             -------------  ------------  ------------
INVESTMENT INCOME
   Dividends                                      $ 3,607         $ 876       $ 4,035
   Interest                                           189           228           170
   Foreign taxes withheld                             (47)           (6)           (6)
   Securities lending                                  14             1             5
                                             -------------  ------------  ------------
TOTAL INVESTMENT INCOME                             3,763         1,099         4,204
                                             -------------  ------------  ------------

EXPENSES
   Administrative fees                                383           309           213
   Advisory fees                                    3,140         2,857         1,915
   Trustees fees                                        2             2             1
   Legal fees                                           9             7             5
   12b-1 fees                                          54            39            47
                                             -------------  ------------  ------------
TOTAL EXPENSES                                      3,588         3,214         2,181
                                             -------------  ------------  ------------
                                             -------------  ------------  ------------
   Fees paid indirectly                               (54)          (39)          (47)
                                             -------------  ------------  ------------
NET EXPENSES                                        3,534         3,175         2,134
                                             -------------  ------------  ------------
                                             -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                          229        (2,076)        2,070
                                             -------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -             -             -
   Investments                                    (37,805)       (4,041)       (3,825)
   Foreign currency related items                    (104)            -            (5)
   Futures contracts and options written                -             -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                    (71,901)      (74,681)      (38,779)
   Foreign currency related items                       2             -             -
   Futures contracts and options written                -             -             -
                                             -------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)          (109,808)      (78,722)      (42,609)
                                             -------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $ (109,579)    $ (80,798)    $ (40,539)
                                             =============  ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002




                                                    AIM/JNL      AIM/JNL       AIM/JNL
                                                   Large Cap     Premier      Small Cap    Alger/JNL    Alliance Capital/
                                                    Growth      Equity II      Growth       Growth      JNL Growth
OPERATIONS                                           Fund         Fund          Fund         Fund          Fund
                                                  ------------ ------------  ------------ ------------  ------------
   Net investment income (loss)                         $ (27)       $ (53)       $ (109)      $ (616)       $ (110)
   Net realized gain (loss) on:
      Distributions from investment companies               -            -             -            -             -
      Investments                                      (1,780)      (2,475)       (2,006)     (87,623)      (30,265)
      Foreign currency related items                       (3)           -             -            -             -
      Futures contracts and options written                 -          (43)           18            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      (557)      (2,527)       (2,207)     (14,976)      (11,902)
        Foreign currency related items                      -            -             -            -             -
        Futures contracts and options written               -          (11)            -            -             -
                                                  ------------ ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (2,367)      (5,109)       (4,304)    (103,215)      (42,277)
                                                  ------------ ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               -            -             -            -             -
   From net realized gains on
      investment transactions                             (13)         (48)           (1)           -             -
                                                  ------------ ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (13)         (48)           (1)           -             -
                                                  ------------ ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    12,961       23,625        38,031       41,477       125,218
   Reinvestment of distributions                           13           48             1            -             -
   Cost of shares redeemed                             (9,795)     (19,970)      (28,477)    (103,985)     (136,561)
                                                  ------------ ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   3,179        3,703         9,555      (62,508)      (11,343)
                                                  ------------ ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                     799       (1,454)        5,250     (165,723)      (53,620)

NET ASSETS BEGINNING OF PERIOD                          6,058       14,101         7,665      341,162       140,511
                                                  ------------ ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                              $ 6,857     $ 12,647      $ 12,915    $ 175,439      $ 86,891
                                                  ============ ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ -          $ -           $ -          $ -           $ -
                                                  ============ ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                          1,428        2,537         3,932        3,116        13,255
   Reinvestment of distributions                            2            6             -            -             -
   Shares redeemed                                     (1,142)      (2,217)       (3,061)      (7,924)      (14,516)
                                                  ------------ ------------  ------------ ------------  ------------
   Net increase (decrease)                                288          326           871       (4,808)       (1,261)
                                                  ============ ============  ============ ============  ============







                                                                 Eagle/JNL     Janus/JNL                  Janus/JNL
                                                  Eagle/JNL      SmallCap     Aggressive    Janus/JNL      Capital
                                                 Core Equity      Equity        Growth      Balanced       Growth
OPERATIONS                                          Fund           Fund          Fund         Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                      $ 1,243        $ (514)       $ (561)     $ 1,741        $ (952)
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                    (25,946)      (13,677)     (139,117)      (6,500)      (92,551)
      Foreign currency related items                       -             -          (270)           1             -
      Futures contracts and options written                -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (12,912)      (17,086)       22,621       (1,199)       22,172
        Foreign currency related items                     -             -          (899)           -             -
        Futures contracts and options written              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (37,615)      (31,277)     (118,226)      (5,957)      (71,331)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (1,248)            -             -       (1,740)            -
   From net realized gains on
      investment transactions                              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (1,248)            -             -       (1,740)            -
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   72,061        79,005       416,638       42,983       152,380
   Reinvestment of distributions                       1,248             -             -        1,740             -
   Cost of shares redeemed                           (60,017)      (84,497)     (519,474)     (33,716)     (206,106)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 13,292        (5,492)     (102,836)      11,007       (53,726)
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                (25,571)      (36,769)     (221,062)       3,310      (125,057)

NET ASSETS BEGINNING OF PERIOD                       174,813       112,967       436,946       72,281       260,726
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 149,242      $ 76,198     $ 215,884     $ 75,591     $ 135,669
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 39           $ -         $ 173         $ 20           $ -
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         5,600         5,794        27,211        4,853        13,362
   Reinvestment of distributions                         109             -             -          211             -
   Shares redeemed                                    (4,706)       (6,712)      (34,198)      (3,905)      (18,349)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                             1,003          (918)       (6,987)       1,159        (4,987)
                                                =============  ============  ============ ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                  Janus/JNL     Janus/JNL    JPMorgan/JNL   JPMorgan/JNL
                                                   Global        Growth &     Enhanced S&P International Lazard/JNL
                                                  Equities        Income       500 Stock      Value        Mid Cap
OPERATIONS                                          Fund           Fund       Index Fund      Fund       Value Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                      $ 1,325          $ 88         $ 236         $ 65         $ 249
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                    (79,115)       (2,675)       (5,274)      (1,675)       (6,532)
      Foreign currency related items                  (1,088)            -             -           97             -
      Futures contracts and options written                -             -          (131)        (391)            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (10,380)       (1,665)       (4,073)         583        (4,083)
        Foreign currency related items                (3,352)          (12)            -          (17)            -
        Futures contracts and options written              -             -           (22)         (23)            -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (92,610)       (4,264)       (9,264)      (1,361)      (10,366)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (1,992)            -           (15)        (127)         (240)
   From net realized gains on
      investment transactions                              -             -             -            -          (163)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (1,992)            -           (15)        (127)         (403)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  471,991        14,473        37,672       61,382       109,674
   Reinvestment of distributions                       1,992             -            15          127           403
   Cost of shares redeemed                          (563,107)      (16,715)      (17,752)     (61,683)      (49,304)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                (89,124)       (2,242)       19,935         (174)       60,773
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS               (183,726)       (6,506)       10,656       (1,662)       50,004

NET ASSETS BEGINNING OF PERIOD                       389,796        20,346        31,415        7,304        26,886
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 206,070      $ 13,840      $ 42,071      $ 5,642      $ 76,890
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 358          $ 88         $ 236         $ 42           $ 5
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                        27,980         2,255         5,496        9,102         9,806
   Reinvestment of distributions                         142             -             2           23            39
   Shares redeemed                                   (33,480)       (2,621)       (2,493)      (9,053)       (4,579)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                            (5,358)         (366)        3,005           72         5,266
                                                =============  ============  ============ ============  ============




                                                                                                Mellon Capital
                                                               Mellon Capital  Mellon Capital   Management/JNL  Mellon Capital
                                                 Lazard/JNL    Management/JNL  Management/JNL      S&P 400      Management/JNL
                                                 Small Cap       Bond Index    International    Mid Cap Index   S&P 500 Index
OPERATIONS                                       Value Fund      Fund (a)      Index Fund (a)     Fund (a)        Fund (a)
                                                -------------  ------------    ------------     ------------    ------------
   Net investment income (loss)                        $ (21)      $ 1,129           $ 440             $ 83           $ 304
   Net realized gain (loss) on:
      Distributions from investment companies              -             -               -                -               -
      Investments                                     (5,040)          284          (1,619)          (1,034)           (211)
      Foreign currency related items                       -             -             175                -               -
      Futures contracts and options written                -           (58)              -             (259)           (305)
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (10,153)        1,270          (3,640)          (1,177)         (5,955)
        Foreign currency related items                     -             -              10                -               -
        Futures contracts and options written              -           (13)              -               (8)            (92)
                                                -------------  ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (15,214)        2,612          (4,634)          (2,395)         (6,259)
                                                -------------  ------------    ------------     ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              -        (1,117)           (606)             (82)              -
   From net realized gains on
      investment transactions                           (289)          (66)              -                -               -
                                                -------------  ------------    ------------     ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (289)       (1,183)           (606)             (82)              -
                                                -------------  ------------    ------------     ------------    ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  120,099        49,888          46,300           27,193          65,486
   Reinvestment of distributions                         289         1,183             606               82               -
   Cost of shares redeemed                           (65,490)      (18,214)        (15,148)         (12,070)        (12,451)
                                                -------------  ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 54,898        32,857          31,758           15,205          53,035
                                                -------------  ------------    ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                 39,395        34,286          26,518           12,728          46,776

NET ASSETS BEGINNING OF PERIOD                        35,164             -               -                -               -
                                                -------------  ------------    ------------     ------------    ------------

NET ASSETS END OF PERIOD                            $ 74,559      $ 34,286        $ 26,518         $ 12,728        $ 46,776
                                                =============  ============    ============     ============    ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 17          $ 12             $ 9              $ 1           $ 304
                                                =============  ============    ============     ============    ============

(1)SHARE TRANSACTIONS
   Shares sold                                        11,142         4,890           4,778            2,856           7,473
   Reinvestment of distributions                          31           113              72                9               -
   Shares redeemed                                    (6,328)       (1,732)         (1,709)          (1,376)         (1,468)
                                                -------------  ------------    ------------     ------------    ------------
   Net increase (decrease)                             4,845         3,271           3,141            1,489           6,005
                                                =============  ============    ============     ============    ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                Mellon Capital                             PIMCO/JNL        PPM
                                                Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                                  Small Cap     JNL Global    JNL Growth      Bond        Balanced
OPERATIONS                                      Index Fund (a) Growth Fund      Fund         Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ 204         $ 227         $ (74)     $ 4,516       $ 6,672
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                     (1,098)       (6,274)       (3,254)       2,666         1,058
      Foreign currency related items                       -          (166)            -         (620)            -
      Futures contracts and options written             (542)            -             -        3,578             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (3,426)       (6,973)       (1,111)       1,720       (14,059)
        Foreign currency related items                     -           (93)            -         (345)            -
        Futures contracts and options written            (13)            -             -          823             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (4,875)      (13,279)       (4,439)      12,338        (6,329)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                           (203)            -             -          (36)       (6,609)
   From net realized gains on
      investment transactions                              -             -             -          (16)       (2,701)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (203)            -             -          (52)       (9,310)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   34,410       191,463        25,437      208,026        79,472
   Reinvestment of distributions                         203             -             -           52         9,310
   Cost of shares redeemed                            (9,508)     (187,503)      (16,709)     (63,853)      (68,326)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 25,105         3,960         8,728      144,225        20,456
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 20,027        (9,319)        4,289      156,511         4,817

NET ASSETS BEGINNING OF PERIOD                             -        59,841        13,557       54,851       212,196
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 20,027      $ 50,522      $ 17,846    $ 211,362     $ 217,013
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 1          $ 94           $ -      $ 4,543           $ -
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         3,651        23,066         3,240       18,825         5,623
   Reinvestment of distributions                          26             -             -            4           709
   Shares redeemed                                    (1,155)      (22,504)       (2,141)      (5,759)       (4,973)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                             2,522           562         1,099       13,070         1,359
                                                =============  ============  ============ ============  ============




                                                    PPM            PPM          PPM         Putnam/     Putnam/JNL
                                                 America/JNL     America/     America/        JNL      International
                                                 High Yield     JNL Money    JNL Value      Equity        Equity
OPERATIONS                                       Bond Fund     Market Fund   Fund (b)        Fund          Fund
                                                -------------  ------------ ------------  ------------  -----------
   Net investment income (loss)                     $ 12,634       $ 2,441         $ 96         $ 485        $ 772
   Net realized gain (loss) on:
      Distributions from investment companies              -             -            -             -            -
      Investments                                    (13,057)            -          207       (44,143)     (15,693)
      Foreign currency related items                       -             -            -             -           85
      Futures contracts and options written                -             -            -             -            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                    3,129             -        1,214       (18,627)      (1,985)
        Foreign currency related items                     -             -            -             -           14
        Futures contracts and options written              -             -            -             -            -
                                                -------------  ------------ ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     2,706         2,441        1,517       (62,285)     (16,807)
                                                -------------  ------------ ------------  ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                        (12,768)       (2,441)           -             -         (828)
   From net realized gains on
      investment transactions                              -             -            -             -            -
                                                -------------  ------------ ------------  ------------  -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (12,768)       (2,441)           -             -         (828)
                                                -------------  ------------ ------------  ------------  -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   63,980     1,460,895       17,737       180,932      417,457
   Reinvestment of distributions                      12,768         2,441            -             -          828
   Cost of shares redeemed                           (66,373)   (1,491,334)      (1,250)     (247,393)    (426,350)
                                                -------------  ------------ ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 10,375       (27,998)      16,487       (66,461)      (8,065)
                                                -------------  ------------ ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS                    313       (27,998)      18,004      (128,746)     (25,700)

NET ASSETS BEGINNING OF PERIOD                       160,781       242,518            -       282,049      103,972
                                                -------------  ------------ ------------  ------------  -----------

NET ASSETS END OF PERIOD                           $ 161,094     $ 214,520     $ 18,004     $ 153,303     $ 78,272
                                                =============  ============ ============  ============  ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 46           $ -         $ 96         $ 485         $ 86
                                                =============  ============ ============  ============  ===========

(1)SHARE TRANSACTIONS
   Shares sold                                         7,741     1,460,895        1,759        12,231       48,742
   Reinvestment of distributions                       1,639         2,441            -             -          110
   Shares redeemed                                    (8,084)   (1,491,334)        (118)      (16,889)     (49,309)
                                                -------------  ------------ ------------  ------------  -----------
   Net increase (decrease)                             1,296       (27,998)       1,641        (4,658)        (457)
                                                =============  ============ ============  ============  ===========

(a) Period from January 15, 2002 (commencement of operations).
(b) Period from September 30, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                  Putnam/JNL    Putnam/JNL     S&P/JNL      S&P/JNL       S&P/JNL
                                                   Midcap         Value      Aggressive   Aggressive    Aggressive
                                                   Growth        Equity        Growth       Growth        Growth
OPERATIONS                                          Fund          Fund          Fund        Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                       $ (156)      $ 3,136          $ 32        $ 795          $ 35
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             3           78             2
      Investments                                     (6,055)      (44,166)       (2,977)     (12,276)       (1,106)
      Foreign currency related items                       -             -             -            -             -
      Futures contracts and options written                -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (3,441)      (26,138)       (1,178)     (10,299)         (127)
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (9,652)      (67,168)       (4,120)     (21,702)       (1,196)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              -        (3,129)          (77)      (1,155)          (60)
   From net realized gains on
      investment transactions                              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        -        (3,129)          (77)      (1,155)          (60)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   55,471        81,235         1,163       40,686           900
   Reinvestment of distributions                           -         3,129            77        1,155            60
   Cost of shares redeemed                           (56,713)     (105,213)       (3,710)     (29,393)       (1,709)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 (1,242)      (20,849)       (2,470)      12,448          (749)
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                (10,894)      (91,146)       (6,667)     (10,409)       (2,005)

NET ASSETS BEGINNING OF PERIOD                        29,541       347,246        18,387      107,519         5,978
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 18,647     $ 256,100      $ 11,720     $ 97,110       $ 3,973
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ -          $ 36          $ 32        $ 795          $ 35
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         9,262         5,706           175        4,282           114
   Reinvestment of distributions                           -           241            13          137             9
   Shares redeemed                                    (9,701)       (7,384)         (586)      (3,204)         (217)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                              (439)       (1,437)         (398)       1,215           (94)
                                                =============  ============  ============ ============  ============




                                                   S&P/JNL        S&P/JNL       S&P/JNL     S&P/JNL       S&P/JNL
                                                Conservative   Conservative  Conservative    Core          Core
                                                   Growth         Growth        Growth     Index 100     Index 50
OPERATIONS                                          Fund          Fund I        Fund II     Fund (a)      Fund (a)
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ 158       $ 3,593         $ 258        $ 116           $ 3
   Net realized gain (loss) on:
      Distributions from investment companies              -           315             2            5             1
      Investments                                       (944)       (8,243)       (1,177)         (98)         (137)
      Foreign currency related items                       -             -             -            -             -
      Futures contracts and options written                -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (1,229)      (14,009)         (972)        (821)         (260)
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (2,015)      (18,344)       (1,889)        (798)         (393)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                           (221)       (3,919)         (276)           -             -
   From net realized gains on
      investment transactions                              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (221)       (3,919)         (276)           -             -
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    3,437       115,395         5,456       19,087         3,586
   Reinvestment of distributions                         221         3,919           276            -             -
   Cost of shares redeemed                            (2,760)      (56,713)       (4,173)      (4,076)       (1,224)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                    898        62,601         1,559       15,011         2,362
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 (1,338)       40,338          (606)      14,213         1,969

NET ASSETS BEGINNING OF PERIOD                        15,495       187,495        13,202            -             -
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 14,157     $ 227,833      $ 12,596     $ 14,213       $ 1,969
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 158       $ 3,593         $ 258        $ 116           $ 3
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                           424        11,553           638        2,071           392
   Reinvestment of distributions                          29           414            35            -             -
   Shares redeemed                                      (352)       (5,736)         (503)        (429)         (141)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                               101         6,231           170        1,642           251
                                                =============  ============  ============ ============  ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                   S&P/JNL    S&P/JNL Equity S&P/JNL Equity S&P/JNL       S&P/JNL
                                                    Core       Aggressive    Aggressive     Equity        Equity
                                                  Index 75       Growth        Growth       Growth        Growth
OPERATIONS                                        Fund (a)       Fund I        Fund II      Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                         $ 27           $ 2           $ 1         $ 19           $ 8
   Net realized gain (loss) on:
      Distributions from investment companies              2            24             1           80             3
      Investments                                        (30)       (6,269)         (614)     (25,271)       (2,301)
      Foreign currency related items                       -             -             -            -             -
      Futures contracts and options written                -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     (354)       (3,433)          (59)      (9,343)          (20)
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (355)       (9,676)         (671)     (34,515)       (2,310)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              -           (26)           (2)        (130)          (13)
   From net realized gains on
      investment transactions                              -             -           (77)           -          (195)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        -           (26)          (79)        (130)         (208)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    5,691        10,979           231       39,071         1,109
   Reinvestment of distributions                           -            26            79          130           208
   Cost of shares redeemed                              (876)      (10,969)         (875)     (44,839)       (2,824)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                  4,815            36          (565)      (5,638)       (1,507)
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                  4,460        (9,666)       (1,315)     (40,283)       (4,025)

NET ASSETS BEGINNING OF PERIOD                             -        41,038         2,825      145,413         9,472
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                             $ 4,460      $ 31,372       $ 1,510    $ 105,130       $ 5,447
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 27           $ 2           $ 1         $ 19           $ 8
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                           643         1,298            28        4,530           143
   Reinvestment of distributions                           -             4            11           17            31
   Shares redeemed                                      (102)       (1,317)         (110)      (5,385)         (367)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                               541           (15)          (71)        (838)         (193)
                                                =============  ============  ============ ============  ============




                                                   S&P/JNL       S&P/JNL       S&P/JNL    S&P/JNL Very  S&P/JNL Very
                                                  Moderate       Moderate      Moderate    Aggressive    Aggressive
                                                   Growth        Growth        Growth       Growth        Growth
OPERATIONS                                          Fund         Fund I        Fund II      Fund I        Fund II
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ 189       $ 4,012         $ 243        $ (22)          $ -
   Net realized gain (loss) on:
      Distributions from investment companies              6           463             5           32             1
      Investments                                     (4,427)      (15,872)       (2,225)      (7,349)         (465)
      Foreign currency related items                       -             -             -            -             -
      Futures contracts and options written                -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (2,046)      (32,917)       (1,063)      (6,436)         (280)
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (6,278)      (44,314)       (3,040)     (13,775)         (744)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                           (364)       (4,348)         (258)         (37)           (2)
   From net realized gains on
      investment transactions                              -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (364)       (4,348)         (258)         (37)           (2)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    6,113       174,552         6,211       11,804           303
   Reinvestment of distributions                         364         4,348           258           37             2
   Cost of shares redeemed                            (8,648)      (97,436)       (4,598)     (14,259)         (820)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 (2,171)       81,464         1,871       (2,418)         (515)
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 (8,813)       32,802        (1,427)     (16,230)       (1,261)

NET ASSETS BEGINNING OF PERIOD                        34,317       298,741        17,900       58,358         3,159
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 25,504     $ 331,543      $ 16,473     $ 42,128       $ 1,898
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 189       $ 4,012         $ 243          $ -           $ -
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                           823        17,377           716        1,328            38
   Reinvestment of distributions                          55           471            33            5             -
   Shares redeemed                                    (1,249)       (9,946)         (546)      (1,678)         (103)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                              (371)        7,902           203         (345)          (65)
                                                =============  ============  ============ ============  ============

(a) Period from January 15, 2002 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                           Salomon
                                                  Salomon        Salomon       Salomon    Brothers/JNL
                                                Brothers/JNL   Brothers/JNL  Brothers/JNL U.S. Government
                                                  Balanced     Global Bond   High Yield    & Quality
OPERATIONS                                          Fund          Fund        Bond Fund    Bond Fund
                                                -------------  ------------  ------------ ------------
   Net investment income (loss)                        $ 363       $ 7,263       $ 1,896     $ 10,347
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -
      Investments                                        215          (266)         (939)       3,396
      Foreign currency related items                       -            (7)            -            -
      Futures contracts and options written                -             -             -        3,312
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (1,993)        2,601            80        8,281
        Foreign currency related items                     -             8             -            -
        Futures contracts and options written              -             -             -        1,133
                                                -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (1,415)        9,599         1,037       26,469
                                                -------------  ------------  ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                              -        (7,268)       (1,885)     (10,373)
   From net realized gains on
      investment transactions                              -             -             -       (3,322)
                                                -------------  ------------  ------------ ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        -        (7,268)       (1,885)     (13,695)
                                                -------------  ------------  ------------ ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    6,543        48,804        11,000      166,665
   Reinvestment of distributions                           -         7,268         1,885       13,695
   Cost of shares redeemed                            (7,772)      (55,832)      (15,178)    (115,144)
                                                -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 (1,229)          240        (2,293)      65,216
                                                -------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS                 (2,644)        2,571        (3,141)      77,990

NET ASSETS BEGINNING OF PERIOD                        18,097       123,310        20,220      226,275
                                                -------------  ------------  ------------ ------------

NET ASSETS END OF PERIOD                            $ 15,453     $ 125,881      $ 17,079    $ 304,265
                                                =============  ============  ============ ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 362         $ 164          $ 20         $ 70
                                                =============  ============  ============ ============

(1)SHARE TRANSACTIONS
   Shares sold                                           657         4,555         1,465       14,057
   Reinvestment of distributions                           -           684           270        1,150
   Shares redeemed                                      (796)       (5,239)       (2,013)      (9,870)
                                                -------------  ------------  ------------ ------------
   Net increase (decrease)                              (139)            -          (278)       5,337
                                                =============  ============  ============ ============



                                               T. Rowe Price/  T. Rowe Price/   T. Rowe
                                               JNL Established  JNL Mid-Cap    Price/JNL
                                                   Growth        Growth          Value
OPERATIONS                                          Fund          Fund           Fund
                                                -------------  ------------  ------------
   Net investment income (loss)                        $ 229      $ (2,076)      $ 2,070
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -
      Investments                                    (37,805)       (4,041)       (3,825)
      Foreign currency related items                    (104)            -            (5)
      Futures contracts and options written                -             -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (71,901)      (74,681)      (38,779)
        Foreign currency related items                     2             -             -
        Futures contracts and options written              -             -             -
                                                -------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (109,579)      (80,798)      (40,539)
                                                -------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                           (379)            -           (13)
   From net realized gains on
      investment transactions                              -             -          (449)

                                                -------------  ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (379)            -          (462)
                                                -------------  ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  108,096       405,189       133,579
   Reinvestment of distributions                         379             -           462
   Cost of shares redeemed                          (156,255)     (442,092)      (89,342)
                                                -------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                (47,780)      (36,903)       44,699
                                                -------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS               (157,738)     (117,701)        3,698

NET ASSETS BEGINNING OF PERIOD                       474,105       366,028       216,408
                                                -------------  ------------  ------------

NET ASSETS END OF PERIOD                           $ 316,367     $ 248,327     $ 220,106
                                                =============  ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 92           $ -       $ 2,065
                                                =============  ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         7,455        19,747        13,297
   Reinvestment of distributions                          30             -            50
   Shares redeemed                                   (11,115)      (21,821)       (8,956)
                                                -------------  ------------  ------------
   Net increase (decrease)                            (3,630)       (2,074)        4,391
                                                =============  ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                   AIM/JNL     AIM/JNL       AIM/JNL
                                                  Large Cap    Premier      Small Cap    Alger/JNL    Alliance Capital/
                                                   Growth     Equity II       Growth       Growth      JNL Growth
OPERATIONS                                        Fund (a)     Fund (a)      Fund (a)       Fund          Fund
                                                ------------ ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ (2)        $ (1)         $ (8)      $ (856)         $ 60
   Net realized gain (loss) on:
      Distributions from investment companies             -            -             -            -             -
      Investments                                        14            7             1      (66,482)      (29,368)
      Foreign currency related items                      -            -             -            -             -
      Futures contracts and options written               -           39             -            -             -
      Investment securities sold short                    -            -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     477        1,204           887       14,855         4,377
        Foreign currency related items                    -            -             -            -             -
        Futures contracts and options written             -            3             -            -             -
        Investment securities sold short                  -            -             -            -             -
                                                ------------ ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      489        1,252           880      (52,483)      (24,931)
                                                ------------ ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             -            -             -            -           (65)
   From net realized gains on
      investment transactions                             -            -             -         (563)           (7)
                                                ------------ ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       -            -             -         (563)          (72)
                                                ------------ ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   5,570       13,187         7,283       90,735       138,906
   Reinvestment of distributions                          -            -             -          563            72
   Cost of shares redeemed                               (1)        (338)         (498)    (156,667)      (66,445)
                                                ------------ ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 5,569       12,849         6,785      (65,369)       72,533
                                                ------------ ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 6,058       14,101         7,665     (118,415)       47,530

NET ASSETS BEGINNING OF PERIOD                            -            -             -      459,577        92,981
                                                ------------ ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 6,058     $ 14,101       $ 7,665    $ 341,162     $ 140,511
                                                ============ ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ -          $ -           $ -          $ -           $ -
                                                ============ ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                          552        1,308           705        5,242        11,105
   Reinvestment of distributions                          -            -             -           34             6
   Shares redeemed                                        -          (32)          (44)      (9,131)       (5,825)
                                                ------------ ------------  ------------ ------------  ------------
   Net increase (decrease)                              552        1,276           661       (3,855)        5,286
----------------------------------              ============ ============  ============ ============  ============





                                                                 Eagle/JNL     Janus/JNL                  Janus/JNL
                                                  Eagle/JNL      SmallCap     Aggressive    Janus/JNL      Capital
                                                 Core Equity      Equity        Growth      Balanced       Growth
OPERATIONS                                          Fund          Fund          Fund         Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ 895        $ (297)        $ 249      $ 1,601      $ (2,051)
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                    (19,067)       (4,104)     (214,902)      (4,553)     (239,558)
      Foreign currency related items                       -             -          (855)           -             -
      Futures contracts and options written               71             -             -            -             -
      Investment securities sold short                     -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                    4,393        14,965          (414)         105        45,786
        Foreign currency related items                     -             -         3,427            -             -
        Futures contracts and options written              -             -             -            -             -
        Investment securities sold short                   -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (13,708)       10,564      (212,495)      (2,847)     (195,823)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                           (869)            -          (255)      (1,599)            -
   From net realized gains on
      investment transactions                           (172)       (1,515)       (1,080)           -        (4,754)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (1,041)       (1,515)       (1,335)      (1,599)       (4,754)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   96,188        61,996     1,048,042       56,423        93,737
   Reinvestment of distributions                       1,041         1,515         1,335        1,599         4,754
   Cost of shares redeemed                           (54,555)      (36,793)   (1,143,573)     (25,589)     (134,018)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 42,674        26,718       (94,196)      32,433       (35,527)
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 27,925        35,767      (308,026)      27,987      (236,104)

NET ASSETS BEGINNING OF PERIOD                       146,888        77,200       744,972       44,294       496,830
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 174,813     $ 112,967     $ 436,946     $ 72,281     $ 260,726
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 53           $ -        $ (193)        $ 18           $ -
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         6,603         4,274        48,715        6,029         5,385
   Reinvestment of distributions                          71            98            72          177           343
   Shares redeemed                                    (3,705)       (2,543)      (53,182)      (2,787)       (7,977)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                             2,969         1,829        (4,395)       3,419        (2,249)
----------------------------------              =============  ============  ============ ============  ============

(a) Period from October 29, 2001 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                  Janus/JNL     Janus/JNL    JPMorgan/JNL JPMorgan/JNL  Lazard/JNL
                                                   Global       Growth &     Enhanced S&P International   Mid Cap
                                                   Equities      Income       500 Stock      Value         Value
OPERATIONS                                          Fund          Fund       Index Fund      Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                      $ 2,053         $ 148         $ 114         $ 86         $ 118
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                    (86,372)       (4,209)       (2,984)      (1,512)        2,032
      Foreign currency related items                   8,258             -             -          (34)            -
      Futures contracts and options written                -             -           (51)         (41)            -
      Investment securities sold short                     -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (64,728)        1,058           271         (275)          539
        Foreign currency related items                  (224)            -             -            4             -
        Futures contracts and options written              -             -             -           13             -
        Investment securities sold short                   -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (141,013)       (3,003)       (2,650)      (1,759)        2,689
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (6,992)         (154)         (115)         (40)         (119)
   From net realized gains on
      investment transactions                           (633)            -             -          (11)       (2,580)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (7,625)         (154)         (115)         (51)       (2,699)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                1,153,292        11,893        24,499       33,221        19,628
   Reinvestment of distributions                       7,625           154           115           51         2,699
   Cost of shares redeemed                        (1,287,670)      (11,756)      (13,056)     (33,422)      (10,909)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                               (126,753)          291        11,558         (150)       11,418
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS               (275,391)       (2,866)        8,793       (1,960)       11,408

NET ASSETS BEGINNING OF PERIOD                       665,187        23,212        22,622        9,264        15,478
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 389,796      $ 20,346      $ 31,415      $ 7,304      $ 26,886
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 691           $ -          $ 15          $ 8           $ 1
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                        51,956         1,543         2,902        4,011         1,621
   Reinvestment of distributions                         393            21            14            7           225
   Shares redeemed                                   (57,957)       (1,505)       (1,511)      (4,022)         (917)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                            (5,608)           59         1,405           (4)          929
----------------------------------              =============  ============  ============ ============  ============




                                                   Lazard/JNL                              PIMCO/JNL        PPM
                                                   Small Cap   Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                                    Value       JNL Global    JNL Growth      Bond        Balanced
OPERATIONS                                          Fund       Growth Fund (a)  Fund (a)      Fund          Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                         $ 60         $ 208          $ 12      $ 1,396       $ 6,033
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -             -
      Investments                                      2,289        (4,181)         (900)         663         1,665
      Foreign currency related items                       -          (307)            -           29             -
      Futures contracts and options written                -             -             -          432             -
      Investment securities sold short                     -             -             -          (96)            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                    2,005        (1,154)          311         (312)        9,756
        Foreign currency related items                     -             4             -            5             -
        Futures contracts and options written              -             -             -          176             -
        Investment securities sold short                   -             -             -           63             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     4,354        (5,430)         (577)       2,356        17,454
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                            (57)            -           (12)      (1,333)       (6,423)
   From net realized gains on
      investment transactions                         (1,875)            -             -       (1,613)       (1,117)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (1,932)            -           (12)      (2,946)       (7,540)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   29,891       172,127        18,188       52,921        80,806
   Reinvestment of distributions                       1,932             -            12        2,946         7,540
   Cost of shares redeemed                           (13,695)     (106,856)       (4,054)     (22,141)      (41,334)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 18,128        65,271        14,146       33,726        47,012
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 20,550        59,841        13,557       33,136        56,926

NET ASSETS BEGINNING OF PERIOD                        14,614             -             -       21,715       155,270
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 35,164      $ 59,841      $ 13,557     $ 54,851     $ 212,196
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 6         $ (10)          $ -         $ 55          $ 27
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         2,782        18,321         1,896        4,765         5,756
   Reinvestment of distributions                         168             -             1          277           540
   Shares redeemed                                    (1,287)      (11,867)         (456)      (2,008)       (2,964)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                             1,663         6,454         1,441        3,034         3,332
----------------------------------              =============  ============  ============ ============  ============

(a) Period from May 1, 2001 (commencement of operations).

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                    PPM            PPM          Putnam/    Putnam/JNL   Putnam/JNL
                                                 America/JNL     America/         JNL    International    Midcap
                                                 High Yield     JNL Money       Equity       Equity       Growth
OPERATIONS                                       Bond Fund     Market Fund       Fund         Fund         Fund
                                                -------------  ------------  ------------ ------------  -----------
   Net investment income (loss)                     $ 13,967       $ 7,436        $ (230)       $ 870       $ (189)
   Net realized gain (loss) on:
      Distributions from investment companies              -             -             -            -            -
      Investments                                    (21,850)            -       (85,151)     (18,158)     (18,035)
      Foreign currency related items                       -             -             -          (29)           -
      Futures contracts and options written                -             -             -            -            -
      Investment securities sold short                     -             -             -            -            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   15,909             -       (25,473)      (7,901)         943
        Foreign currency related items                     -             -             -            1            -
        Futures contracts and options written              -             -             -            -            -
        Investment securities sold short                   -             -             -            -            -
                                                -------------  ------------  ------------ ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     8,026         7,436      (110,854)     (25,217)     (17,281)
                                                -------------  ------------  ------------ ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                        (14,053)       (7,436)            -         (790)           -
   From net realized gains on
      investment transactions                              -             -             -         (176)           -
                                                -------------  ------------  ------------ ------------  -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (14,053)       (7,436)            -         (966)           -
                                                -------------  ------------  ------------ ------------  -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   69,515     1,925,186       171,766      372,567       85,637
   Reinvestment of distributions                      14,053         7,436             -          966            -
   Cost of shares redeemed                           (61,276)   (1,875,116)     (276,162)    (370,194)     (84,937)
                                                -------------  ------------  ------------ ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 22,292        57,506      (104,396)       3,339          700
                                                -------------  ------------  ------------ ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS                 16,265        57,506      (215,250)     (22,844)     (16,581)

NET ASSETS BEGINNING OF PERIOD                       144,516       185,012       497,299      126,816       46,122
                                                -------------  ------------  ------------ ------------  -----------

NET ASSETS END OF PERIOD                           $ 160,781     $ 242,518     $ 282,049    $ 103,972     $ 29,541
                                                =============  ============  ============ ============  ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 180           $ -           $ -         $ 37          $ -
                                                =============  ============  ============ ============  ===========

(1)SHARE TRANSACTIONS
   Shares sold                                         7,711     1,925,186         9,232       36,043       10,777
   Reinvestment of distributions                       1,699         7,436             -          101            -
   Shares redeemed                                    (6,825)   (1,875,116)      (14,525)     (35,750)     (11,350)
                                                -------------  ------------  ------------ ------------  -----------
   Net increase (decrease)                             2,585        57,506        (5,293)         394         (573)
----------------------------------              =============  ============  ============ ============  ===========



                                                  Putnam/JNL      S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                                    Value       Aggressive    Aggressive   Aggressive    Conservative
                                                   Equity        Growth        Growth       Growth        Growth
OPERATIONS                                          Fund          Fund         Fund I       Fund II        Fund
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                      $ 3,269          $ 77       $ 1,155         $ 60         $ 221
   Net realized gain (loss) on:
      Distributions from investment companies              -            89           476           45            72
      Investments                                      5,491        (3,465)      (18,000)        (724)         (719)
      Foreign currency related items                      (2)            -             -            -             -
      Futures contracts and options written                -             -             -            -             -
      Investment securities sold short                     -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (35,571)           96         5,297         (211)         (285)
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
        Investment securities sold short                   -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (26,813)       (3,203)      (11,072)        (830)         (711)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (3,266)         (370)       (3,307)        (149)         (292)
   From net realized gains on
      investment transactions                              -          (800)       (6,498)        (408)         (161)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (3,266)       (1,170)       (9,805)        (557)         (453)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  105,100         7,827        45,695        2,255        10,249
   Reinvestment of distributions                       3,266         1,170         9,805          557           453
   Cost of shares redeemed                          (153,791)       (5,134)      (22,179)      (1,704)       (2,780)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                (45,425)        3,863        33,321        1,108         7,922
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                (75,504)         (510)       12,444         (279)        6,758

NET ASSETS BEGINNING OF PERIOD                       422,750        18,897        95,075        6,257         8,737
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 347,246      $ 18,387     $ 107,519      $ 5,978      $ 15,495
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 29          $ 77       $ 1,155         $ 60         $ 221
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         6,119           941         3,895          219         1,136
   Reinvestment of distributions                         197           156           936           62            52
   Shares redeemed                                    (9,046)         (627)       (1,940)        (167)         (312)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                            (2,730)          470         2,891          114           876
----------------------------------              =============  ============  ============ ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                  S&P/JNL        S&P/JNL   S&P/JNL Equity S&P/JNL Equity  S&P/JNL
                                                Conservative   Conservative  Aggressive    Aggressive      Equity
                                                   Growth        Growth        Growth       Growth        Growth
OPERATIONS                                         Fund I        Fund II       Fund I       Fund II       Fund I
                                                -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                      $ 3,919         $ 276          $ 26          $ 2         $ 130
   Net realized gain (loss) on:
      Distributions from investment companies            462            50           225           33           832
      Investments                                    (10,828)       (1,224)      (12,043)        (528)      (35,488)
      Foreign currency related items                       -             -             -            -             -
      Futures contracts and options written                -             -             -            -             -
      Investment securities sold short                     -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     (872)          101         5,253           17        11,954
        Foreign currency related items                     -             -             -            -             -
        Futures contracts and options written              -             -             -            -             -
        Investment securities sold short                   -             -             -            -             -
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (7,319)         (797)       (6,539)        (476)      (22,572)
                                                -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (5,714)         (218)       (1,188)         (74)       (3,439)
   From net realized gains on
      investment transactions                         (6,299)            -        (3,727)        (186)      (10,835)
                                                -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (12,013)         (218)       (4,915)        (260)      (14,274)
                                                -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   87,577         9,716        16,283          555        66,390
   Reinvestment of distributions                      12,013           218         4,915          260        14,274
   Cost of shares redeemed                           (32,464)       (5,584)       (9,177)        (729)      (33,928)
                                                -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 67,126         4,350        12,021           86        46,736
                                                -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                 47,794         3,335           567         (650)        9,890

NET ASSETS BEGINNING OF PERIOD                       139,701         9,867        40,471        3,475       135,523
                                                -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                           $ 187,495      $ 13,202      $ 41,038      $ 2,825     $ 145,413
                                                =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 3,919         $ 276          $ 26          $ 2         $ 130
                                                =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                         7,747         1,030         1,405           49         5,884
   Reinvestment of distributions                       1,141            24           512           26         1,464
   Shares redeemed                                    (2,903)         (601)         (846)         (67)       (3,175)
                                                -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                             5,985           453         1,071            8         4,173
----------------------------------              =============  ============  ============ ============  ============



                                                  S&P/JNL       S&P/JNL       S&P/JNL      S&P/JNL     S&P/JNL Very
                                                  Equity       Moderate      Moderate     Moderate     Aggressive
                                                  Growth        Growth        Growth       Growth        Growth
OPERATIONS                                       Fund II         Fund         Fund I       Fund II       Fund I
                                               -------------  ------------  ------------ ------------  ------------
   Net investment income (loss)                        $ 13         $ 365       $ 4,348        $ 258          $ 37
   Net realized gain (loss) on:
      Distributions from investment companies            97           186         1,401          148           261
      Investments                                    (1,828)       (2,895)      (31,766)      (1,907)      (20,617)
      Foreign currency related items                      -             -             -            -             -
      Futures contracts and options written               -             -             -            -             -
      Investment securities sold short                    -             -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                      44          (173)        6,960         (416)       11,830
        Foreign currency related items                    -             -             -            -             -
        Futures contracts and options written             -             -             -            -             -
        Investment securities sold short                  -             -             -            -             -
                                               -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (1,674)       (2,517)      (19,057)      (1,917)       (8,489)
                                               -------------  ------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                          (221)         (649)       (8,336)        (499)       (1,468)
   From net realized gains on
      investment transactions                          (578)         (597)      (11,469)        (768)       (5,553)
                                               -------------  ------------  ------------ ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (799)       (1,246)      (19,805)      (1,267)       (7,021)
                                               -------------  ------------  ------------ ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   3,601        20,725       142,123        8,870        20,945
   Reinvestment of distributions                        799         1,246        19,805        1,267         7,021
   Cost of shares redeemed                           (3,698)       (5,380)      (46,377)      (6,937)      (11,939)
                                               -------------  ------------  ------------ ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   702        16,591       115,551        3,200        16,027
                                               -------------  ------------  ------------ ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,771)       12,828        76,689           16           517

NET ASSETS BEGINNING OF PERIOD                       11,243        21,489       222,052       17,884        57,841
                                               -------------  ------------  ------------ ------------  ------------

NET ASSETS END OF PERIOD                            $ 9,472      $ 34,317     $ 298,741     $ 17,900      $ 58,358
                                               =============  ============  ============ ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                            $ 13         $ 364       $ 4,348        $ 258          $ 37
                                               =============  ============  ============ ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                                          339         2,428        12,248          853         1,797
   Reinvestment of distributions                         85           155         1,851          134           705
   Shares redeemed                                     (355)         (649)       (4,127)        (684)       (1,047)
                                               -------------  ------------  ------------ ------------  ------------
   Net increase (decrease)                               69         1,934         9,972          303         1,455
----------------------------------             =============  ============  ============ ============  ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2001




                                               S&P/JNL Very     Salomon       Salomon      Salomon
                                                Aggressive    Brothers/JNL  Brothers/JNL Brothers/JNL
                                                  Growth       Balanced     Global Bond  High Yield
OPERATIONS                                       Fund II         Fund          Fund       Bond Fund
                                               -------------  ------------  ------------ ------------
   Net investment income (loss)                         $ 2         $ 365       $ 7,628      $ 1,625
   Net realized gain (loss) on:
      Distributions from investment companies            47             -             -            -
      Investments                                      (776)         (139)          (76)        (826)
      Foreign currency related items                      -             -          (150)           -
      Futures contracts and options written               -             -            14            -
      Investment securities sold short                    -             -             -            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     169          (279)           45           64
        Foreign currency related items                    -             -           184            -
        Futures contracts and options written             -             -           (62)           -
        Investment securities sold short                  -             -             -            -
                                               -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (558)          (53)        7,583          863
                                               -------------  ------------  ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                          (104)         (323)       (7,273)      (1,633)
   From net realized gains on
      investment transactions                          (319)          (63)            -            -
                                               -------------  ------------  ------------ ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (423)         (386)       (7,273)      (1,633)
                                               -------------  ------------  ------------ ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                     516        11,475        52,124       11,142
   Reinvestment of distributions                        423           386         7,273        1,633
   Cost of shares redeemed                           (1,194)       (5,922)      (53,051)      (8,222)
                                               -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                  (255)        5,939         6,346        4,553
                                               -------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,236)        5,500         6,656        3,783

NET ASSETS BEGINNING OF PERIOD                        4,395        12,597       116,654       16,437
                                               -------------  ------------  ------------ ------------

NET ASSETS END OF PERIOD                            $ 3,159      $ 18,097     $ 123,310     $ 20,220
                                               =============  ============  ============ ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 2           $ 3         $ 270          $ 9
                                               =============  ============  ============ ============

(1)SHARE TRANSACTIONS
   Shares sold                                           46         1,101         4,845        1,389
   Reinvestment of distributions                         45            37           702          220
   Shares redeemed                                     (111)         (571)       (4,952)      (1,028)
                                               -------------  ------------  ------------ ------------
   Net increase (decrease)                              (20)          567           595          581
----------------------------------             =============  ============  ============ ============




                                                 Salomon
                                              Brothers/JNL   T. Rowe Price/ T. Rowe Price/  T. Rowe
                                             U.S. Government JNL Established  JNL Mid-Cap   Price/JNL
                                                & Quality      Growth          Growth        Value
OPERATIONS                                      Bond Fund        Fund           Fund         Fund
                                               -------------  ------------  ------------ ------------
   Net investment income (loss)                     $ 9,721         $ 542      $ (2,014)     $ 1,520
   Net realized gain (loss) on:
      Distributions from investment companies             -             -             -            -
      Investments                                     2,692       (50,255)       (7,461)        (278)
      Foreign currency related items                   (326)         (176)            -           (1)
      Futures contracts and options written               -             -             -            -
      Investment securities sold short                    -             -             -            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                    (977)       (6,910)          139       (2,163)
        Foreign currency related items                    -           (10)            -            -
        Futures contracts and options written           456             -             -            -
        Investment securities sold short                  -             -             -            -
                                               -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   11,566       (56,809)       (9,336)        (922)
                                               -------------  ------------  ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                        (9,540)            -             -       (1,504)
   From net realized gains on
      investment transactions                          (973)       (1,191)            -         (734)
                                               -------------  ------------  ------------ ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (10,513)       (1,191)            -       (2,238)
                                               -------------  ------------  ------------ ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                 144,934       244,680       396,388      236,943
   Reinvestment of distributions                     10,513         1,191             -        2,238
   Cost of shares redeemed                          (68,347)     (125,621)     (440,820)     (46,059)
                                               -------------  ------------  ------------ ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                87,100       120,250       (44,432)     193,122
                                               -------------  ------------  ------------ ------------

NET INCREASE (DECREASE) IN NET ASSETS                88,153        62,250       (53,768)     189,962

NET ASSETS BEGINNING OF PERIOD                      138,122       411,855       419,796       26,446
                                               -------------  ------------  ------------ ------------

NET ASSETS END OF PERIOD                          $ 226,275     $ 474,105     $ 366,028    $ 216,408
                                               =============  ============  ============ ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                           $ 405         $ 354           $ -         $ 13
                                               =============  ============  ============ ============

(1)SHARE TRANSACTIONS
   Shares sold                                       12,648        13,857        17,839       21,186
   Reinvestment of distributions                        946            71             -          201
   Shares redeemed                                   (5,950)       (7,655)      (19,891)      (4,289)
                                               -------------  ------------  ------------ ------------
   Net increase (decrease)                            7,644         6,273        (2,052)      17,098
----------------------------------             =============  ============  ============ ============

                     See Notes to the Finanical Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND
  12/31/02                   $    10.97  $ (0.03)       $ (2.76)       $ (2.79)        $     -         $  (0.02)            $  -
  10/29(a)-12/31/01               10.00                       -           0.97            0.97                -                -
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND
  12/31/02                        11.05    (0.03)         (3.09)         (3.12)              -            (0.03)               -
  10/29(a)-12/31/01               10.00        -           1.05           1.05               -                -
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND
  12/31/02                        11.60    (0.07)         (3.10)         (3.17)              -                -                -
  10/29(a)-12/31/01               10.00    (0.01)          1.61           1.60               -                -                -
------------------------------------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND
  12/31/02                        16.33    (0.04)         (5.38)         (5.42)              -                -                -
  12/31/01                        18.58    (0.04)         (2.18)         (2.22)              -            (0.03)               -
  12/31/00                        22.91    (0.01)         (3.08)         (3.09)              -            (1.24)               -
  12/31/99                        18.95    (0.03)          6.42           6.39               -            (2.43)               -
  12/31/98                        13.56        -           6.20           6.20               -            (0.81)               -
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND
  12/31/02                        11.57    (0.01)         (3.58)         (3.59)              -                -                -
  12/31/01                        13.55        -          (1.97)         (1.97)          (0.01)               -                -
  12/31/00                        16.64        -          (2.93)         (2.93)              -            (0.16)               -
  12/31/99                        13.28    (0.01)          3.76           3.75               -            (0.39)               -
  03/02(a)-12/31/98               10.00    (0.01)          3.29           3.28               -                -                -
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND
  12/31/02                        14.53     0.10          (3.08)         (2.98)          (0.10)               -                -
  12/31/01                        16.21     0.07          (1.67)         (1.60)          (0.07)           (0.01)               -
  12/31/00                        18.47     0.08          (0.08)             -           (0.09)           (2.17)               -
  12/31/99                        15.91     0.11           3.63           3.74           (0.11)           (1.07)               -
  12/31/98                        13.75     0.10           2.17           2.27           (0.09)           (0.02)               -
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
  12/31/02                        15.55    (0.08)         (3.46)         (3.54)              -                -                -
  12/31/01                        14.20    (0.41)          1.97           1.56               -            (0.21)               -
  12/31/00                        16.97    (0.04)         (2.23)         (2.27)              -            (0.50)               -
  12/31/99                        14.82    (0.04)          2.88           2.84               -            (0.69)               -
  12/31/98                        14.73    (0.06)          0.23           0.17               -            (0.08)               -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND
  12/31/02                        18.55    (0.04)         (5.48)         (5.52)              -                -                -
  12/31/01                        26.65        -          (8.04)         (8.04)          (0.01)           (0.05)               -
  12/31/00                        39.97     0.16          (8.45)         (8.29)          (0.51)           (4.52)               -
  12/31/99                        22.09    (0.06)         20.87          20.81               -            (2.93)               -
  12/31/98                        14.53    (0.06)          8.45           8.39           (0.05)           (0.78)               -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                      Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL LARGE CAP GROWTH FUND
  12/31/02               $   8.16     (25.47)%     $ 6,857       180.06%          1.10 %       (0.33)%       1.15 %        (0.38)%
  10/29(a)-12/31/01         10.97       9.70         6,058        14.93           1.10         (0.26)        1.32          (0.48)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL PREMIER EQUITY II FUND
  12/31/02                  7.90      (28.23)       12,647        90.14           1.05         (0.38)        1.09          (0.42)
  10/29(a)-12/31/01        11.05       10.50        14,101         5.81           1.05         (0.04)        1.26          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL SMALL CAP GROWTH FUND
  12/31/02                  8.43      (27.32)       12,915        46.22           1.15         (0.83)        1.17          (0.85)
  10/29(a)-12/31/01        11.60       16.00         7,665         3.86           1.15         (0.74)        1.24          (0.83)
------------------------------------------------------------------------------------------------------------------------------------
ALGER/JNL GROWTH FUND
  12/31/02                 10.91      (33.19)      175,439       236.63           1.08         (0.25)         n/a            n/a
  12/31/01                 16.33      (11.97)      341,162        86.80           1.07         (0.23)         n/a            n/a
  12/31/00                 18.58      (13.44)      459,577        88.34           1.07         (0.03)         n/a            n/a
  12/31/99                 22.91       33.80       400,639       122.58           1.07         (0.22)         n/a            n/a
  12/31/98                 18.95       45.66       164,948       121.39           1.06         (0.02)        1.06          (0.02)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL/JNL GROWTH FUND
  12/31/02                  7.98      (31.03)       86,891        54.13           0.88         (0.10)        0.89          (0.11)
  12/31/01                 11.57      (14.57)      140,511        65.21           0.87          0.05         0.90           0.02
  12/31/00                 13.55      (17.59)       92,981        47.01           0.87          0.01          n/a            n/a
  12/31/99                 16.64       28.23        18,256        51.15           0.88         (0.07)         n/a            n/a
  03/02(a)-12/31/98        13.28       32.80         4,573       136.69           0.93         (0.08)        2.13          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL CORE EQUITY FUND
  12/31/02                 11.45      (20.53)      149,242        94.37           0.97          0.78         1.00           0.75
  12/31/01                 14.53       (9.83)      174,813       102.56           0.97          0.58         0.99           0.56
  12/31/00                 16.21        0.28       146,888       192.40           0.97          0.57          n/a            n/a
  12/31/99                 18.47       23.55        95,329       124.71           0.99          0.97          n/a            n/a
  12/31/98                 15.91       16.54        37,169        67.04           1.05          1.07         1.17           0.95
------------------------------------------------------------------------------------------------------------------------------------
EAGLE/JNL SMALLCAP EQUITY FUND
  12/31/02                 12.01      (22.77)       76,198        71.45           1.05         (0.49)        1.08          (0.52)
  12/31/01                 15.55       11.00       112,967        65.36           1.05         (0.31)        1.07           0.33
  12/31/00                 14.20      (13.25)       77,200        89.43           1.05         (0.30)         n/a            n/a
  12/31/99                 16.97       19.27        61,504        61.69           1.05         (0.35)         n/a            n/a
  12/31/98                 14.82        1.18        34,953        51.90           1.10         (0.42)        1.17          (0.49)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL AGGRESSIVE GROWTH FUND
  12/31/02                 13.03      (29.76)      215,844       117.19           1.02         (0.18)        1.10          (0.26)
  12/31/01                 18.55      (30.18)      436,946       100.02           0.99          0.05         1.02           0.02
  12/31/00                 26.65      (20.97)      744,972        61.65           0.98          0.25          n/a            n/a
  12/31/99                 39.97       94.43       654,546        95.06           1.01         (0.40)         n/a            n/a
  12/31/98                 22.09       57.66       161,842       114.51           1.10         (0.35)        1.10          (0.35)
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND
  12/31/02               $     9.05      $ 0.20        $ (0.80)      $ (0.60)               $ (0.19)      $        -      $      -
  12/31/01                     9.69        0.21          (0.65)        (0.44)                 (0.20)               -             -
  05/01(a)-12/31/00           10.00        0.11          (0.31)        (0.20)                 (0.11)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND
  12/31/02                    13.83       (0.07)         (3.97)        (4.04)                     -                -             -
  12/31/01                    23.55       (0.11)         (9.35)        (9.46)                     -            (0.26)            -
  12/31/00                    43.62       (0.20)        (14.90)       (15.10)                     -            (4.97)            -
  12/31/99                    20.73       (0.13)         25.85         25.72                      -            (2.83)            -
  12/31/98                    16.50       (0.12)          5.92          5.80                      -            (1.57)            -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND
  12/31/02                   19.48         0.10          (5.38)        (5.28)                 (0.14)               -             -
  12/31/01                   25.97         0.08          (6.19)        (6.11)                 (0.35)           (0.03)            -
  12/31/00                   35.69         0.07          (6.55)        (6.48)                 (0.59)           (2.65)            -
  12/31/99                   22.11            -          14.27         14.27                      -            (0.69)            -
  12/31/98                   17.48         0.04           4.66          4.70                  (0.07)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND
  12/31/02                    7.27         0.04          (1.62)        (1.58)                     -                -             -
  12/31/01                    8.47         0.05          (1.19)        (1.14)                 (0.06)               -             -
  12/31/00                    9.36         0.09          (0.89)        (0.80)                 (0.09)               -             -
  12/31/99                    9.00         0.09           0.36          0.45                  (0.09)               -             -
  03/02(a)-12/31/98          10.00         0.07          (1.00)        (0.93)                 (0.07)               -             -
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
  12/31/02                    8.21         0.04          (2.09)        (2.05)                     -                -             -
  12/31/01                    9.34         0.03          (1.13)        (1.10)                 (0.03)               -             -
  12/31/00                   10.58         0.04          (1.24)        (1.20)                 (0.03)           (0.01)            -
  05/16(a)-12/31/99          10.00         0.03           0.65          0.68                  (0.03)           (0.07)            -
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND
  12/31/02                    7.75         0.07          (2.13)        (2.06)                 (0.13)               -             -
  12/31/01                    9.79         0.09          (2.08)        (1.99)                 (0.04)           (0.01)            -
  12/31/00                   13.15         0.04          (2.10)        (2.06)                 (0.06)           (1.24)            -
  12/31/99                    9.82         0.06           3.67          3.73                  (0.21)           (0.19)            -
  03/02(a)-12/31/98          10.00         0.08          (0.20)        (0.12)                 (0.06)               -             -
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND
  12/31/02                   11.97         0.03          (1.72)        (1.69)                 (0.03)           (0.02)            -
  12/31/01                   11.75         0.06           1.50          1.56                  (0.06)           (1.28)            -
  12/31/00                    9.63         0.03           2.40          2.43                  (0.03)           (0.28)            -
  12/31/99                    9.21         0.02           0.42          0.44                  (0.02)               -             -
  03/02(a)-12/31/98          10.00         0.03          (0.79)        (0.76)                 (0.03)               -             -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL BALANCED FUND
  12/31/02                  $ 8.26      (6.57)%   $ 75,591        90.71%          1.05 %       2.11 %       1.07 %           2.09 %
  12/31/01                    9.05      (4.49)      72,281       105.66           1.05         2.48         1.06             2.47
  05/01(a)-12/31/00           9.69      (2.00)      44,294        41.10           1.05         2.42          n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL CAPITAL GROWTH FUND
  12/31/02                    9.79      (29.21)    135,669        56.03           1.04        (0.51)        1.09            (0.56)
  12/31/01                   13.83      (40.19)    260,726        96.69           1.01        (0.61)        1.03            (0.63)
  12/31/00                   23.55      (34.74)    496,830       110.81           0.99        (0.67)         n/a              n/a
  12/31/99                   43.62      124.19     509,086       102.26           1.03        (0.75)         n/a              n/a
  12/31/98                   20.73       35.16     111,037       128.95           1.09        (0.68)        1.09            (0.68)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GLOBAL EQUITIES FUND
  12/31/02                   14.06      (27.12)    206,070        65.19           1.07         0.45         1.10             0.42
  12/31/01                   19.48      (23.50)    389,796        93.37           1.05         0.42         1.06             0.41
  12/31/00                   25.97      (18.28)    665,187        65.56           1.03         0.03          n/a              n/a
  12/31/99                   35.69       64.58     597,241        61.60           1.06         0.01          n/a              n/a
  12/31/98                   22.11       26.87     240,385        81.46           1.14         0.13         1.30            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
JANUS/JNL GROWTH & INCOME FUND
  12/31/02                    5.69     (21.73)      13,840        52.16           1.05         0.52         1.07             0.50
  12/31/01                    7.27     (13.51)      20,346        50.42           1.05         0.73         1.06             0.72
  12/31/00                    8.47      (8.56)      23,212       160.19           1.04         1.61          n/a              n/a
  12/31/99                    9.36       4.98        7,677       120.54           1.03         1.17          n/a              n/a
  03/02(a)-12/31/98           9.00      (9.31)       4,311       129.99           1.08         1.01         2.16            (0.08)
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
  12/31/02                    6.16     (24.94)      42,071        63.08           0.89         0.69         0.90             0.68
  12/31/01                    8.21     (11.78)      31,415        55.97           0.90         0.44          n/a              n/a
  12/31/00                    9.34     (11.38)      22,622        57.14           0.90         0.56          n/a              n/a
  05/16(a)-12/31/99          10.58        6.85       5,341        34.39           0.90         0.56          n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND
  12/31/02                    5.56     (26.59)       5,642       146.48           1.08         0.95          n/a              n/a
  12/31/01                    7.75     (20.33)       7,304        82.18           1.07         1.07          n/a              n/a
  12/31/00                    9.79     (15.45)       9,264       120.75           1.07         0.40          n/a              n/a
  12/31/99                   13.15       38.02       7,777        66.82           1.08         0.53          n/a              n/a
  03/02(a)-12/31/98           9.82      (1.24)       4,997       231.88           1.13         0.62         2.64            (0.09)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL MID CAP VALUE FUND
  12/31/02                   10.23      (14.08)     76,890        98.18           1.08         0.41         1.12             0.37
  12/31/01                   11.97       13.24      26,886       143.12           1.07         0.65         1.20             0.52
  12/31/00                   11.75       25.37      15,478       134.53           1.07         0.37          n/a              n/a
  12/31/99                    9.63       4.77        6,394       118.56           1.08         0.25          n/a              n/a
  03/02(a)-12/31/98           9.21      (7.64)       4,731        70.72           1.13         0.34         1.85            (0.38)
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND
  12/31/02                 $  11.40    $       -         $ (1.96)      $ (1.96)         $     -            $ (0.04)         $  -
  12/31/01                    10.28         0.02            1.77          1.79            (0.02)             (0.65)            -
  12/31/00                     8.84         0.02            1.45          1.47            (0.03)                 -             -
  12/31/99                     8.70         0.03            0.14          0.17            (0.03)                 -             -
  03/02(a)-12/31/98           10.00        (0.01)          (1.28)        (1.29)               -                  -         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
  01/15(a)-12/31/02           10.00         0.36            0.50          0.86            (0.36)             (0.02)            -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
  01/15(a)-12/31/02           10.00         0.15           (1.51)        (1.36)           (0.20)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
  01/15(a)-12/31/02           10.00         0.06           (1.45)        (1.39)           (0.06)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
  01/15(a)-12/31/02           10.00         0.05           (2.26)        (2.21)               -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
  01/15(a)-12/31/02           10.00         0.08           (2.06)        (1.98)           (0.08)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND
  12/31/02                     9.27         0.03           (2.10)        (2.07)               -                  -             -
  05/01(a)-12/31/01           10.00         0.03           (0.76)        (0.73)               -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND
  12/31/02                     9.41        (0.03)          (2.35)        (2.38)               -                  -             -
  05/01(a)-12/31/01           10.00         0.01           (0.59)        (0.58)           (0.01)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND
  12/31/02                    10.66         0.24            0.70          0.94                -                  -             -
  12/31/01                    10.29         0.30            0.68          0.98            (0.28)             (0.33)            -
  12/31/00                     9.64         0.45            0.68          1.13            (0.47)             (0.01)            -
  12/31/99                    10.16         0.49           (0.52)        (0.03)           (0.49)                 -             -
  03/02(a)-12/31/98           10.00         0.31            0.26          0.57            (0.31)             (0.10)            -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND
  12/31/02                    14.00         0.42           (0.69)        (0.27)           (0.42)             (0.17)            -
  12/31/01                    13.13         0.41            0.98          1.39            (0.44)             (0.08)            -
  12/31/00                    12.60         0.50            0.52          1.02            (0.46)             (0.03)            -
  12/31/99                    13.48         0.44           (0.45)        (0.01)           (0.44)             (0.43)            -
  12/31/98                    13.06         0.47            0.84          1.31            (0.47)             (0.42)            -
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD/JNL SMALL CAP VALUE FUND
  12/31/02                $ 9.40      (17.22)%   $ 74,559          94.87%          1.14 %      (0.03)%      1.17 %          (0.06)%
  12/31/01                 11.40       17.34       35,164          78.01           1.15         0.32        1.21             0.26
  12/31/00                 10.28       16.60       14,614          58.07           1.15         0.36         n/a              n/a
  12/31/99                  8.84        1.96        6,313          53.35           1.15         0.43         n/a              n/a
  03/02(a)-12/31/98         8.70      (12.92)       4,804          40.15           1.20        (0.04)       1.89            (0.73)
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
  01/15(a)-12/31/02        10.48        8.55       34,286          77.16           0.60         4.12         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
  01/15(a)-12/31/02         8.44      (13.60)      26,518          32.40           0.65         1.56         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
  01/15(a)-12/31/02         8.55      (13.94)      12,728          60.00           0.60         0.60        0.61             0.59
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500 INDEX FUND
  01/15(a)-12/31/02         7.79      (22.10)      46,776           1.89           0.60         1.15        0.61             1.14
------------------------------------------------------------------------------------------------------------------------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
  01/15(a)-12/31/02         7.94      (19.79)      20,027          49.44           0.60         0.96        0.62             0.94
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND
  12/31/02                  7.20      (22.33)      50,522          64.05           1.05         0.44         n/a              n/a
  05/01(a)-12/31/01         9.27       (7.30)      59,841          44.80           1.05         0.54         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER/JNL GROWTH FUND
  12/31/02                  7.03      (25.29)      17,846          55.58           1.00        (0.49)        n/a              n/a
  05/01(a)-12/31/01         9.41       (5.82)      13,557          58.88           1.00         0.17         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL TOTAL RETURN BOND FUND
  12/31/02                 11.60        8.85      211,362         116.05           0.80         3.23         n/a              n/a
  12/31/01                 10.66        9.52       54,851         112.25           0.80         4.35         n/a              n/a
  12/31/00                 10.29       11.75       21,715         221.61           0.93 (e)     5.98         n/a              n/a
  12/31/99                  9.64       (0.26)       9,451          91.12           0.80         5.41         n/a              n/a
  03/02(a)-12/31/98        10.16        5.70        6,133         269.16           0.85         4.95        1.57             4.23
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL BALANCED FUND
  12/31/02                 13.14       (1.93)     217,013          68.30           0.81         2.98        0.81             2.98
  12/31/01                 14.00       10.57      212,196          42.38           0.81         3.28         n/a              n/a
  12/31/00                 13.13        8.25      155,270          25.76           0.82         4.02         n/a              n/a
  12/31/99                 12.60       (0.11)     143,012          35.02           0.82         3.71         n/a              n/a
  12/31/98                 13.48       10.06       95,974          33.74           0.85         3.87        0.85             3.87
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.80%.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND
  12/31/02                $   8.29       $ 0.66          $ (0.49)         $ 0.17         $ (0.67)        $     -          $   -
  12/31/01                    8.60         0.79            (0.30)           0.49           (0.80)              -              -
  12/31/00                   10.13         0.98            (1.55)          (0.57)          (0.96)              -              -
  12/31/99                   10.89         0.88            (0.76)           0.12           (0.88)              -              -
  12/31/98                   11.48         0.91            (0.47)           0.44           (0.91)          (0.12)             -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND
  12/31/02                    1.00         0.01                -            0.01           (0.01)              -              -
  12/31/01                    1.00         0.03                -            0.03           (0.03)              -              -
  12/31/00                    1.00         0.06                -            0.06           (0.06)              -              -
  12/31/99                    1.00         0.05                -            0.05           (0.05)              -              -
  12/31/98                    1.00         0.05                -            0.05           (0.05)              -              -
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND
  09/30(a)-12/31/02          10.00         0.06             0.91            0.97               -               -              -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND
  12/31/02                   17.18            -            (4.14)          (4.14)              -               -              -
  12/31/01                   22.91        (0.01)           (5.72)          (5.73)              -               -              -
  12/31/00                   28.45        (0.05)           (5.03)          (5.08)              -           (0.46)             -
  12/31/99                   22.88        (0.04)            6.76            6.72               -           (1.15)             -
  12/31/98                   16.99        (0.01)            5.94            5.93           (0.01)          (0.03)             -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND
  12/31/02                    9.66         0.08            (2.07)          (1.99)          (0.08)              -              -
  12/31/01                   12.23         0.08            (2.56)          (2.48)          (0.07)          (0.02)             -
  12/31/00                   16.79         0.08            (2.49)          (2.41)          (0.01)          (2.14)             -
  12/31/99                   13.62         0.09             4.28            4.37           (0.16)          (1.04)             -
  12/31/98                   12.09         0.16             1.58            1.74           (0.19)          (0.02)             -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND
  12/31/02                    7.23        (0.04)           (2.08)          (2.12)              -               -              -
  12/31/01                    9.90        (0.05)           (2.62)          (2.67)              -               -              -
  05/01(a)-12/31/00          10.00            -            (0.10)          (0.10)              -               -              -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND
  12/31/02                   16.50         0.16            (3.44)          (3.28)          (0.16)              -              -
  12/31/01                   17.78         0.15            (1.27)          (1.12)          (0.16)              -              -
  12/31/00                   16.78         0.16             1.00            1.16           (0.16)              -              -
  12/31/99                   18.24         0.19            (0.38)          (0.19)          (0.20)          (1.07)             -
  12/31/98                   16.82         0.16             1.94            2.10           (0.16)          (0.52)             -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND
  12/31/02                    7.46         0.05            (1.80)          (1.75)          (0.04)              -              -
  12/31/01                    9.47         0.19            (1.69)          (1.50)          (0.16)          (0.35)             -
  01/06(a)-12/31/00          10.00         0.05            (0.58)          (0.53)              -               -              -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND
  12/31/02               $ 7.79         2.05%    $ 161,094        61.00%          0.82 %        7.89 %       n/a %           n/a %
  12/31/01                 8.29         5.67       160,781        41.24           0.81          8.68         n/a             n/a
  12/31/00                 8.60        (5.62)      144,516         2.41           0.82         10.06         n/a             n/a
  12/31/99                10.13         1.09       147,023        61.03           0.82          9.22         n/a             n/a
  12/31/98                10.89         3.84       101,485       129.85           0.83          8.62        0.83             8.62
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL MONEY MARKET FUND
  12/31/02                 1.00        1.07        214,520          n/a           0.69          1.07         n/a             n/a
  12/31/01                 1.00        3.45        242,518          n/a           0.69          3.28         n/a             n/a
  12/31/00                 1.00        5.83        185,012          n/a           0.70          5.73         n/a             n/a
  12/31/99                 1.00        4.67        164,446          n/a           0.70          4.63         n/a             n/a
  12/31/98                 1.00        4.99         56,349          n/a           0.74          4.87        0.75             4.86
------------------------------------------------------------------------------------------------------------------------------------
PPM AMERICA/JNL VALUE FUND
  09/30(a)-12/31/02       10.97        9.70         18,004         8.64           0.85          2.24        0.98             2.11
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL EQUITY FUND
  12/31/02                13.04      (24.10)       153,303       123.47           0.99          0.23        1.05             0.17
  12/31/01                17.18      (25.01)       282,049         1.77           0.96         (0.07)       0.99            (0.10)
  12/31/00                22.91      (17.85)       497,299        77.67           0.94         (0.22)       0.95            (0.23)
  12/31/99                28.45       29.41        454,393        74.67           0.97         (0.21)        n/a              n/a
  12/31/98                22.88       34.93        182,097        70.55           1.01         (0.07)       1.01            (0.07)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL INTERNATIONAL EQUITY FUND
  12/31/02                 7.59     (20.58)         78,272       134.52           1.18          0.83        1.21             0.80
  12/31/01                 9.66     (20.29)        103,972        66.42           1.17          0.76        1.18             0.75
  12/31/00                12.23     (13.99)        126,816        38.12           1.17          0.44         n/a             n/a
  12/31/99                16.79      32.11         105,034        26.19           1.18          0.63         n/a             n/a
  12/31/98                13.62      14.43          70,927        16.39           1.23          0.88        1.28             0.83
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL MIDCAP GROWTH FUND
  12/31/02                 5.11     (29.32)         18,647       116.70           1.05         (0.62)       1.10            (0.67)
  12/31/01                 7.23     (26.97)         29,541       211.61           1.05         (0.46)       1.09            (0.50)
  05/01(a)-12/31/00        9.90      (1.00)         46,122        58.67           1.05         (0.09)       1.06            (0.10)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM/JNL VALUE EQUITY FUND
  12/31/02                13.06     (19.87)        256,100        62.19           0.98          1.06        1.01             1.03
  12/31/01                16.50      (6.32)        347,246        82.54           0.96          0.89        0.99             0.86
  12/31/00                17.78       6.96         422,750        86.43           0.96          1.05        0.97             1.04
  12/31/99                16.78      (1.04)        319,454        72.23           0.98          1.19         n/a              n/a
  12/31/98                18.24      12.48         195,936        77.80           1.01          1.06        1.01             1.06
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND
  12/31/02                 5.67     (23.49)         11,720        22.34           0.20          0.22         n/a              n/a
  12/31/01                 7.46     (15.86)         18,387        56.62           0.20          0.42         n/a              n/a
  01/06(a)-12/31/00        9.47      (5.30)         18,897        12.75           0.20          0.99         n/a              n/a
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I
  12/31/02                $   10.45       $ 0.06        $ (1.97)      $ (1.91)        $ (0.10)             $     -        $      -
  12/31/01                    12.86         0.02          (1.38)        (1.36)          (0.35)               (0.70)              -
  12/31/00                    14.69        (0.10)         (1.28)        (1.38)          (0.17)               (0.28)              -
  12/31/99                    10.88        (0.15)          4.00          3.85           (0.04)                   -               -
  04/08(a)-12/31/98           10.00         0.27           0.61          0.88               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II
  12/31/02                    8.99          0.08          (2.00)        (1.92)          (0.11)                   -               -
  12/31/01                   11.36          0.07          (1.51)        (1.44)          (0.25)               (0.68)              -
  12/31/00                   12.92         (0.01)         (1.16)        (1.17)          (0.14)               (0.25)              -
  12/31/99                   10.05         (0.01)          2.89          2.88           (0.01)                   -               -
  04/13(a)-12/31/98          10.00          0.10          (0.05)         0.05               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND
  12/31/02                    8.65          0.20          (1.25)        (1.05)          (0.12)                   -               -
  12/31/01                    9.54          0.29          (0.92)        (0.63)          (0.17)               (0.09)              -
  01/26(a)-12/31/00          10.00          0.27          (0.73)        (0.46)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I
  12/31/02                   10.54          0.10          (0.99)        (0.89)          (0.17)                   -               -
  12/31/01                   11.83          0.08          (0.65)        (0.57)          (0.34)               (0.38)              -
  12/31/00                   12.45          0.11          (0.31)        (0.20)          (0.23)               (0.19)              -
  12/31/99                   10.47         (0.06)          2.10          2.04           (0.06)                   -               -
  04/09(a)-12/31/98          10.00          0.38           0.09          0.47               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II
  12/31/02                    9.21          0.15          (1.32)        (1.17)          (0.18)                   -               -
  12/31/01                   10.07          0.12          (0.83)        (0.71)          (0.15)                   -               -
  12/31/00                   11.01          0.16          (0.80)        (0.64)          (0.30)                   -               -
  12/31/99                    9.54          0.06           1.48          1.54           (0.07)                   -               -
  04/13(a)-12/31/98          10.00          0.23          (0.69)        (0.46)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND
  01/15(a)-12/31/02          10.00          0.07          (1.41)        (1.34)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND
  01/15(a)-12/31/02          10.00          0.01          (2.17)        (2.16)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND
  01/15(a)-12/31/02          10.00          0.05          (1.80)        (1.75)              -                    -               -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I
  12/31/02                    9.58             -          (2.22)        (2.22)          (0.01)                   -               -
  12/31/01                   12.59         (0.05)         (1.67)        (1.72)          (0.31)               (0.98)              -
  12/31/00                   15.56         (0.21)         (2.17)        (2.38)          (0.17)               (0.42)              -
  12/31/99                   10.75         (0.16)          5.02          4.86           (0.05)                   -               -
  04/15(a)-12/31/98          10.00          0.21           0.54          0.75               -                    -               -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND I
  12/31/02                $ 8.44      (18.26)%   $ 97,110         37.53%          0.20 %      0.77 %            n/a %          n/a %
  12/31/01                 10.45      (10.58)     107,519         67.65           0.20        1.16              n/a            n/a
  12/31/00                 12.86       (9.37)      95,075         24.94           0.20        1.62              n/a            n/a
  12/31/99                 14.69       35.38       41,329         26.50           0.20        1.22              n/a            n/a
  04/08(a)-12/31/98        10.88        8.80        4,425        126.18           0.20        7.34              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL AGGRESSIVE GROWTH FUND II
  12/31/02                  6.96      (21.37)       3,973         47.43           0.20        0.74              n/a            n/a
  12/31/01                  8.99      (12.75)       5,978         57.39           0.20        1.04              n/a            n/a
  12/31/00                 11.36       (9.04)       6,257         42.75           0.20        1.53              n/a            n/a
  12/31/99                 12.92       28.66        3,379         72.67           0.20        1.26              n/a            n/a
  04/13(a)-12/31/98        10.05        0.50          267        165.71           0.20        2.19              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND
  12/31/02                  7.48      (12.16)      14,157         26.25           0.20        1.04              n/a            n/a
  12/31/01                  8.65       (6.60)      15,495         49.04           0.20        1.78              n/a            n/a
  01/26(a)-12/31/00         9.54       (4.60)       8,737         18.17           0.20        4.79              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND I
  12/31/02                  9.48       (8.48)     227,833         31.43           0.20        1.75              n/a            n/a
  12/31/01                 10.54       (4.78)     187,495         49.46           0.20        2.42              n/a            n/a
  12/31/00                 11.83       (1.55)     139,701         25.30           0.20        3.53              n/a            n/a
  12/31/99                 12.45       19.52       72,998         12.96           0.20        3.97              n/a            n/a
  04/09(a)-12/31/98        10.47        4.70       10,026         36.08           0.20       14.15              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CONSERVATIVE GROWTH FUND II
  12/31/02                  7.86      (12.74)      12,596         38.86           0.20        2.02              n/a            n/a
  12/31/01                  9.21       (7.00)      13,202         66.63           0.20        2.47              n/a            n/a
  12/31/00                 10.07       (5.77)       9,867         25.52           0.20        3.03              n/a            n/a
  12/31/99                 11.01       16.14        6,513         55.32           0.20        3.31              n/a            n/a
  04/13(a)-12/31/98         9.54       (4.60)       1,701        369.99           0.20        2.29              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 100 FUND
  01/15(a)-12/31/02         8.66      (13.40)      14,213         26.04           0.20        1.87              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 50 FUND
  01/15(a)-12/31/02         7.84      (21.60)       1,969         46.56           0.20        0.25              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL CORE INDEX 75 FUND
  01/15(a)-12/31/02         8.25      (17.50)       4,460         18.99           0.20        1.30              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND I
  12/31/02                  7.35      (23.21)      31,372         41.22           0.20        0.00              n/a            n/a
  12/31/01                  9.58      (13.69)      41,038         75.09           0.20        0.06              n/a            n/a
  12/31/00                 12.59      (15.27)      40,471         28.62           0.20        0.56              n/a            n/a
  12/31/99                 15.56       45.25       18,680         41.60           0.20       (0.09)             n/a            n/a
  04/15(a)-12/31/98        10.75        7.50        3,238         67.88           0.20        7.01              n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II
  12/31/02                $    9.86       $ 0.01        $ (2.50)     $  (2.49)      $     (0.01)        $       (0.37)      $ -
  12/31/01                    12.46         0.02          (1.62)        (1.60)            (0.28)                (0.72)        -
  12/31/00                    14.44        (0.17)         (1.45)        (1.62)            (0.07)                (0.29)        -
  12/31/99                    10.36        (0.05)          4.15          4.10             (0.02)                    -         -
  04/13(a)-12/31/98           10.00         0.07           0.29          0.36                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I
  12/31/02                    9.73             -         (2.27)         (2.27)            (0.01)                    -         -
  12/31/01                   12.59         (0.06)        (1.73)         (1.79)            (0.26)                (0.81)        -
  12/31/00                   15.21         (0.18)        (1.96)         (2.14)            (0.15)                (0.33)        -
  12/31/99                   10.64         (0.18)         4.77           4.59             (0.02)                    -         -
  04/13(a)-12/31/98          10.00          0.21          0.43           0.64                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II
  12/31/02                    9.33          0.01         (2.44)         (2.43)            (0.02)                (0.25)        -
  12/31/01                   11.89          0.02         (1.72)         (1.70)            (0.24)                (0.62)        -
  12/31/00                   13.67         (0.11)        (1.31)         (1.42)            (0.10)                (0.26)        -
  12/31/99                   10.04         (0.05)         3.69           3.64             (0.01)                    -         -
  04/13(a)-12/31/98          10.00          0.08         (0.04)          0.04                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND
  12/31/02                    8.03          0.14         (1.54)         (1.40)            (0.09)                    -         -
  12/31/01                    9.19          0.27         (1.12)         (0.85)            (0.16)                (0.15)        -
  01/13(a)-12/31/00          10.00          0.17         (0.98)         (0.81)                -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I
  12/31/02                   10.70          0.08         (1.41)         (1.33)            (0.12)                    -         -
  12/31/01                   12.37          0.01         (0.92)         (0.91)            (0.32)                (0.44)        -
  12/31/00                   13.42          0.03         (0.62)         (0.59)            (0.21)                (0.25)        -
  12/31/99                   10.63         (0.11)         2.95           2.84             (0.05)                    -         -
  04/08(a)-12/31/98          10.00          0.36          0.27           0.63                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II
  12/31/02                    9.44          0.11         (1.57)         (1.46)            (0.13)                    -         -
  12/31/01                   11.22          0.11         (1.18)         (1.07)            (0.28)                (0.43)        -
  12/31/00                   12.49          0.06         (0.88)         (0.82)            (0.17)                (0.28)        -
  12/31/99                   10.22          0.05          2.28           2.33             (0.06)                    -         -
  04/13(a)-12/31/98          10.00          0.17          0.05           0.22                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I
  12/31/02                    9.93             -         (2.30)         (2.30)            (0.01)                    -         -
  12/31/01                   13.08         (0.04)        (1.76)         (1.80)            (0.28)                (1.07)        -
  12/31/00                   16.61         (0.29)        (2.56)         (2.85)            (0.18)                (0.50)        -
  12/31/99                   11.19         (0.21)         5.68           5.47             (0.04)                (0.01)        -
  04/01(a)-12/31/98          10.00          0.24          0.95           1.19                 -                     -         -
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY AGGRESSIVE GROWTH FUND II
  12/31/02              $  6.99        (25.19)%   $   1,510         22.62%       0.20 %       0.04 %          n/a %           n/a %
  12/31/01                 9.86        (12.85)        2,825         53.36        0.20         0.08            n/a             n/a
  12/31/00                12.46        (11.18)        3,475         17.61        0.20         0.71            n/a             n/a
  12/31/99                14.44         39.61           946        202.45        0.20         0.00            n/a             n/a
  04/13(a)-12/31/98       10.36          3.60           224        157.21        0.20         1.22            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND I
  12/31/02                 7.45        (23.34)      105,130         36.47        0.20         0.02            n/a             n/a
  12/31/01                 9.73        (14.31)      145,413         76.59        0.20         0.09            n/a             n/a
  12/31/00                12.59        (14.06)      135,523         28.83        0.20         0.52            n/a             n/a
  12/31/99                15.21         43.19        60,879         34.62        0.20        (0.01)           n/a             n/a
  04/13(a)-12/31/98       10.64          6.40         5,035         72.69        0.20         6.93            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL EQUITY GROWTH FUND II
  12/31/02                 6.63        (26.08)        5,447         36.35        0.20         0.11            n/a             n/a
  12/31/01                 9.33        (14.38)        9,472         74.49        0.20         0.13            n/a             n/a
  12/31/00                11.89        (10.35)       11,243         18.49        0.20         0.62            n/a             n/a
  12/31/99                13.67         36.29         4,733         59.07        0.20         0.20            n/a             n/a
  04/13(a)-12/31/98       10.04          0.40           600        121.14        0.20         1.82            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND
  12/31/02                 6.54        (17.37)       25,504         33.35        0.20         0.62            n/a             n/a
  12/31/01                 8.03         (9.32)       34,317         40.65        0.20         1.29            n/a             n/a
  01/13(a)-12/31/00        9.19         (8.10)       21,489         14.96        0.20         3.68            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND I
  12/31/02                 9.25        (12.40)      331,543         32.67        0.20         1.26            n/a             n/a
  12/31/01                10.70         (7.34)      298,741         59.64        0.20         1.66            n/a             n/a
  12/31/00                12.37         (4.35)      222,052         19.23        0.20         2.61            n/a             n/a
  12/31/99                13.42         26.74       110,608         17.15        0.20         2.99            n/a             n/a
  04/08(a)-12/31/98       10.63          6.30        12,612         57.96        0.20        13.74            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL MODERATE GROWTH FUND II
  12/31/02                 7.85        (15.51)       16,473         41.52        0.20         1.38            n/a             n/a
  12/31/01                 9.44         (9.48)       17,900         62.10        0.20         1.46            n/a             n/a
  12/31/00                11.22         (6.57)       17,884         18.92        0.20         2.15            n/a             n/a
  12/31/99                12.49         22.77        10,450         38.38        0.20         2.15            n/a             n/a
  04/13(a)-12/31/98       10.22          2.20         2,856        103.28        0.20         4.09            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND I
  12/31/02                 7.62        (23.20)       42,128         39.74        0.20        (0.04)           n/a             n/a
  12/31/01                 9.93        (13.73)       58,358         92.20        0.20         0.07            n/a             n/a
  12/31/00                13.08        (17.16)       57,841         29.95        0.20         0.54            n/a             n/a
  12/31/99                16.61         48.86        23,588        141.89        0.20        (0.13)           n/a             n/a
  04/01(a)-12/31/98       11.19         11.90         2,441        121.03        0.20         5.73            n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II
  12/31/02               $    9.49       $     -         $ (2.40)     $ (2.40)        $   (0.01)           $     -          $  -
  12/31/01                   12.45          0.07           (1.56)       (1.49)            (0.36)             (1.11)            -
  12/31/00                   15.37         (0.07)          (1.91)       (1.98)            (0.22)             (0.72)            -
  12/31/99                   10.80         (0.07)           4.65         4.58                 -              (0.01)            -
  04/13(a)-12/31/98          10.00          0.07            0.73         0.80                 -                  -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND
  12/31/02                   10.30          0.02           (0.77)       (0.75)                -                  -             -
  12/31/01                   10.58          0.21           (0.26)       (0.05)            (0.19)             (0.04)            -
  12/31/00                   10.11          0.36            0.46         0.82             (0.35)                 -             -
  12/31/99                   10.38          0.28           (0.27)        0.01             (0.28)                 -             -
  03/02(a)-12/31/98          10.00          0.21            0.38         0.59             (0.21)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND
  12/31/02                  10.41           0.65            0.22         0.87             (0.65)                 -             -
  12/31/01                  10.37           0.68            0.01         0.69             (0.65)                 -             -
  12/31/00                  10.25           0.68            0.06         0.74             (0.62)                 -             -
  12/31/99                  10.67           0.62           (0.42)        0.20             (0.62)                 -             -
  12/31/98                  11.12           0.72           (0.45)        0.27             (0.72)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND
  12/31/02                   7.42           0.87           (0.44)        0.43             (0.87)                 -             -
  12/31/01                   7.67           0.65           (0.24)        0.41             (0.66)                 -             -
  12/31/00                   8.71           0.64           (1.05)       (0.41)            (0.63)                 -             -
  12/31/99                   9.59           0.71           (0.88)       (0.17)            (0.71)                 -             -
  03/02(a)-12/31/98         10.00           0.54           (0.41)        0.13             (0.54)                 -             -
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
  12/31/02                  11.17           0.42            0.86         1.28             (0.42)             (0.14)            -
  12/31/01                  10.96           0.50            0.25         0.75             (0.49)             (0.05)            -
  12/31/00                  10.36           0.60            0.59         1.19             (0.59)                 -             -
  12/31/99                  11.15           0.51           (0.79)       (0.28)            (0.51)                 -             -
  12/31/98                  10.69           0.41            0.60         1.01             (0.41)             (0.14)            -
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL VERY AGGRESSIVE GROWTH FUND II
  12/31/02                $ 7.08      (25.32)%   $   1,898         26.06%       0.20 %         0.02 %         n/a %          n/a %
  12/31/01                  9.49      (11.97)        3,159         57.87        0.20           0.05           n/a            n/a
  12/31/00                 12.45      (12.86)        4,395         21.22        0.20           0.59           n/a            n/a
  12/31/99                 15.37       42.42         3,122        145.99        0.20          (0.07)          n/a            n/a
  04/13(a)-12/31/98        10.80        8.00           155        208.66        0.20           0.91           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL BALANCED FUND
  12/31/02                  9.55       (7.28)       15,453         29.32        0.90           2.05           n/a            n/a
  12/31/01                 10.30       (0.52)       18,097         46.03        0.93 (e)       2.46           n/a            n/a
  12/31/00                 10.58        8.20        12,597         26.67        0.90           3.91           n/a            n/a
  12/31/99                 10.11        0.09         7,517         59.53        0.90           3.54           n/a            n/a
  03/02(a)-12/31/98        10.38        5.91         3,297        128.41        0.95           3.49           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND
  12/31/02                 10.63        8.38       125,881         83.34        0.95           6.22           n/a            n/a
  12/31/01                 10.41        6.71       123,310         86.36        0.98 (f)       6.46           n/a            n/a
  12/31/00                 10.37        7.28       116,654         93.13        0.95           7.42           n/a            n/a
  12/31/99                 10.25        1.87        81,061         98.01        0.95           7.22           n/a            n/a
  12/31/98                 10.67        2.46        48,167        261.87        1.00           7.05          1.01           7.04
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND FUND
  12/31/02                  6.98       5.76         17,079         77.04        0.90           8.88           n/a            n/a
  12/31/01                  7.42       5.33         20,220         48.73        0.90           8.54           n/a            n/a
  12/31/00                  7.67      (4.67)        16,437         35.52        0.90           9.17           n/a            n/a
  12/31/99                  8.71      (1.76)        10,690         31.39        0.90           8.74           n/a            n/a
  03/02(a)-12/31/98         9.59       1.32          7,388         37.45        0.95           7.80          1.39           7.36
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
  12/31/02                 11.89       11.47       304,265         35.72        0.78           4.26           n/a            n/a
  12/31/01                 11.17        6.92       226,275         69.10        0.82 (g)       5.09           n/a            n/a
  12/31/00                 10.96       11.50       138,122         49.09        0.80           6.06           n/a            n/a
  12/31/99                 10.36       (2.50)      106,329        122.72        0.80           5.45           n/a            n/a
  12/31/98                 11.15        9.40        63,785        429.70        1.28 (h)       5.33          1.29           5.32
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.
(e)  The ratio of net operating expenses was 0.90%
(f)  The ratio of net operating expenses was 0.95%
(g)  The ratio of net operating expenses was 0.79%
(h)  The ratio of net operating expenses was 0.85%

                    See Notes to the Financial Statements.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                         Increase (Decrease) from                                       Distributions from
                            Net Asset     Investment Operations                                          Net Realized
                             Value         Net        Net Realized    Total from     Distributions from    Gains on
                            Beginning   Investment    & Unrealized    Investment     Net Investment       Investment      Return of
Period Ended                of Period  Income (Loss)  Gains (Losses)  Operations         Income          Transactions     Capital
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND
  12/31/02                $   16.78       $ 0.01          $ (3.92)  $    0.01           $ (3.91)           $ (0.02)          $ -
  12/31/01                    18.74         0.02            (1.94)      (1.92)                -              (0.04)            -
  12/31/00                    21.70            -            (0.11)      (0.11)            (0.01)             (2.84)            -
  12/31/99                    19.06         0.03             4.12        4.15             (0.03)             (1.48)            -
  12/31/98                    15.62         0.05             4.29        4.34             (0.06)             (0.84)            -
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND
  12/31/02                    23.12        (0.15)           (4.92)      (5.07)                -                  -             -
  12/31/01                    23.47        (0.13)           (0.22)      (0.35)                -                  -             -
  12/31/00                    23.71        (0.04)            1.67        1.63                 -              (1.87)            -
  12/31/99                    20.43        (0.05)            4.93        4.88                 -              (1.60)            -
  12/31/98                    17.37        (0.07)            3.80        3.73                 -              (0.67)            -
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND
  12/31/02                    11.11         0.09            (1.96)      (1.87)                -              (0.02)            -
  12/31/01                    11.14         0.08             0.01        0.09             (0.08)             (0.04)            -
  05/01(a)-12/31/00           10.00         0.09             1.16        1.25             (0.09)             (0.02)            -
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                        ment or Fees Paid Indirectly
                                                                                          Ratio of Net                 Ratio of Net
                                                Supplemental Data              Ratio of    Investment     Ratio of     Investment
                         Net Asset                Net Assets,                 Expenses to  Income (Loss)  Expenses to  Income (Loss)
                        Value, End      Total    End of Period   Portfolio    Average Net   to Average    Average Net   to Average
Period Ended             of Period    Return(b) (in thousands)  Turnover (d)   Assets (c)  Net Assets (c) Assets (c)   Net Assets(c)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH FUND
  12/31/02                $ 12.85      (23.33)%  $ 316,367         46.16%        0.92 %       0.06 %         0.94 %        0.04 %
  12/31/01                  16.78      (10.23)     474,105         63.38         0.92         0.12           0.92          0.12
  12/31/00                  18.74       (0.34)     411,855         77.19         0.92         0.03           0.92          0.02
  12/31/99                  21.70       21.77      351,338         61.45         0.93         0.16            n/a           n/a
  12/31/98                  19.06       27.78      216,599         54.93         0.95         0.38           0.95          0.38
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL MID-CAP GROWTH FUND
  12/31/02                  18.05      (21.93)     248,327         42.22         1.03        (0.67)          1.04         (0.68)
  12/31/01                  23.12       (1.49)     366,028         44.26         1.02        (0.56)          1.03         (0.57)
  12/31/00                  23.47        7.16      419,796         47.90         1.02        (0.20)           n/a           n/a
  12/31/99                  23.71       24.01      286,502         56.68         1.03        (0.28)           n/a           n/a
  12/31/98                  20.43       21.49      189,636         50.92         1.04        (0.37)          1.04         (0.37)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE/JNL VALUE FUND
  12/31/02                   9.22     (16.84)      220,106         38.21         1.00         0.97           1.02          0.95
  12/31/01                  11.11        0.78      216,408         42.29         1.00         0.93           1.02          0.91
  05/01(a)-12/31/00         11.14       12.54       26,446         44.84         1.00         1.47           1.01          1.46
------------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

                     See Notes to the Financial Statements.


--------------------------------------------------------------------------------
                                JNL Series Trust
                        Notes to the Financial Statements
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION

JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in fifty-seven (57) separate funds (the "Funds"), each with its own investment objective. AIM/JNL Large Cap Growth Fund, AIM/JNL Premier Equity II Fund and AIM/JNL Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; Alger/JNL Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; Alliance Capital/JNL Growth Fund, for which Alliance Capital Management L.P. serves as the sub-adviser; Eagle/JNL Core Equity Fund and Eagle/JNL SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund and Janus/JNL Growth & Income Fund, for which Janus Capital Corporation serves as the sub-adviser; JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and JPMorgan/JNL International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; Mellon Capital Management/JNL Bond Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund, and Mellon Capital Management/JNL Small Cap Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; Oppenheimer/JNL Global Growth Fund and Oppenheimer/JNL Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; PIMCO/JNL Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund, for which PPM America Inc. serves as sub-adviser; Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund and Putnam/JNL Value Equity Fund, for which Putnam Investment Management LLC serves as the sub-adviser; Lazard/JNL Mid Cap Value Fund and Lazard/JNL Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; S&P/JNL Aggressive Growth Fund, S&P/JNL Aggressive Growth Fund I, S&P/JNL Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Conservative Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 50 Fund, and S&P/JNL Core Index 75 Fund, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Growth Fund II, S&P/JNL Moderate Growth Fund, S&P/JNL Moderate Growth Fund I, S&P/JNL Moderate Growth Fund II, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund II, (collectively the "S&P/JNL Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund and Salomon Brothers/JNL U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser, and T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund and T. Rowe Price/JNL Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The S&P/JNL Funds have a fund of fund structure which invests in other affiliated underlying funds.

Effective May 1, 2002, the Putnam/JNL Growth Fund's name was changed to the Putnam/JNL Equity Fund, the AIM/JNL Value II Fund's name was changed to the AIM/JNL Premier Equity II Fund, and the JPMorgan/JNL International & Emerging Markets Fund's name was changed to the JPMorgan/JNL International Value Fund.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Fund of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity policies. Shares are also sold to qualified and non-qualified plans.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. When quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The S&P/JNL Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured. Realized gains and losses are determined on the specific identification basis.

--------------------------------------------------------------------------------
                                JNL Series Trust
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

OPTIONS TRANSACTIONS -- A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

FUTURES CONTRACTS -- A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

DOLLAR ROLL TRANSACTIONS -- A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

--------------------------------------------------------------------------------
                                JNL Series Trust
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

REVERSE REPURCHASE AGREEMENTS -- A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

SECURITIES LOANED -- The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Advisor. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------
                                JNL Series Trust
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

                                     $0     $25     $50   $100    $150   $200    $250    $300   $350    $500    $750
                                     to      to      to     to     to     to      to      to      to     to      to     Over
(M - Millions; B - Billions)        $25 M   $50 M  $100 M $150 M  $200 M $250 M  $300 M  $350 M $500 M  $750 M  $1.5 B $1.5 B
----------------------------        -----   -----  ------ ------  ------ ------  ------  ------ ------  ------  ------ ------
AIM/JNL Large Cap Growth Fund       1.00%   1.00%   1.00%  1.00%   1.00%  1.00%   1.00%    .95%   .95%    .95%  .95%     .95%
AIM/JNL Premier Equity II Fund       .95     .95     .95    .95     .95    .95     .95     .90    .90     .90   .90      .90
AIM/JNL Small Cap Growth Fund       1.05    1.05    1.05   1.05    1.05   1.05    1.05    1.00   1.00    1.00  1.00     1.00
Alger/JNL Growth Fund                .975    .975    .975   .975    .975   .975    .975    .95    .95     .90   .90      .90
Alliance Capital/JNL Growth Fund     .775    .775    .775   .775    .775   .775    .70     .70    .70     .70   .70      .70
Eagle/JNL Core Equity Fund           .90     .90     .85    .85     .85    .85     .85     .75    .75     .75   .75      .75
Eagle/JNL SmallCap Equity Fund       .95     .95     .95    .95     .90    .90     .90     .90    .90     .85   .85      .85
Janus/JNL Aggressive Growth Fund     .95     .95     .95    .95     .90    .90     .85 (a) .85    .85     .85   .80 (c)  .75 (c)
Janus/JNL Balanced Fund              .95     .95     .95    .95     .95    .95     .90 (b) .90    .90     .90   .85 (a)  .80 (a)
Janus/JNL Capital Growth Fund        .95     .95     .95    .95     .90    .90     .85 (a) .85    .85     .85   .80 (c)  .75 (c)
Janus/JNL Global Equities Fund      1.00    1.00    1.00   1.00     .95    .95     .95     .90    .90     .90   .90      .90
Janus/JNL Growth & Income Fund       .95     .95     .95    .95     .95    .95     .90 (b) .90    .90     .90   .85 (a)  .80 (a)
JPMorgan/JNL Enhanced S&P 500
    Stock Index Fund                 .80     .75     .75    .75     .75    .75     .75     .75    .75     .75   .75      .75
JPMorgan/JNL International Value
  Fund                               .975    .975    .95    .95     .90    .90     .85     .85    .85     .85   .85      .85
Lazard/JNL Mid Cap Value Fund        .975    .975    .975   .975    .925   .925    .925    .90    .90     .90   .90      .90
Lazard/JNL Small Cap Value Fund     1.05    1.05    1.00   1.00     .975   .975    .975    .925   .925    .925  .925     .925
Mellon Capital Management/JNL
   Bond Index Fund                   .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL
   International Index Fund          .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45

-------------------------------------------------------------------------------------------------------------------------------
(a) Prior to March 1, 2002, the annual fee was 0.90% of the average daily net assets in this range.
(b) Prior to March 1, 2002, the annual fee was 0.95% of the average daily net assets in this range.
(c) Prior to March 1, 2002, the annual fee was 0.85% of the average daily net assets in this range.


                                     $0     $25     $50   $100    $150   $200    $250    $300   $350    $500    $750
                                     to      to      to     to     to     to      to      to      to     to      to     Over
(M - Millions; B - Billions)        $25 M   $50 M  $100 M $150 M  $200 M $250 M  $300 M  $350 M $500 M  $750 M  $1.5 B $1.5 B
----------------------------        -----   -----  ------ ------  ------ ------  ------  ------ ------  ------  ------ ------
Mellon Capital Management/JNL S&P
   400 Mid Cap Index Fund            .50%    .50%    .50%   .50%    .50%   .50%    .50%    .50%   .50%    .45%  .45%     .45%
Mellon Capital Management/JNL S&P
   500 Index Fund                    .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Mellon Capital Management/JNL
   Small Cap Index Fund              .50     .50     .50    .50     .50    .50     .50     .50    .50     .45   .45      .45
Oppenheimer/JNL Global Growth Fund   .90     .90     .90    .90     .90    .90     .90     .80    .80     .80    .80     .80
Oppenheimer/JNL Growth Fund          .90     .90     .90    .90     .90    .90     .90     .80    .80     .80    .80     .80
PIMCO/JNL Total Return Bond Fund     .70     .70     .70    .70     .70    .70     .70     .70    .70     .70    .70     .70
PPM America/JNL Balanced Fund        .75     .75     .70    .70     .675   .675    .675    .65    .65     .625   .625    .625
PPM America/JNL High Yield Bond
    Fund                             .75     .75     .70    .70     .675   .675    .675    .65    .65     .625   .625    .625
PPM America/JNL Money Market Fund    .60     .60     .60    .60     .575   .575    .575    .55    .55     .525   .525    .525
PPM America/JNL Value Fund           .75     .75     .75    .75     .75    .75     .75     .70    .70     .65    .65     .65
Putnam/JNL Equity Fund               .90     .90     .90    .90     .85    .85     .85     .80    .80     .80    .80     .80
Putnam/JNL International Equity
    Fund                            1.10    1.10    1.05   1.05    1.00   1.00    1.00     .95    .95     .90    .90     .90
Putnam/JNL Midcap Growth Fund        .95     .95     .95    .95     .95    .95     .95     .90    .90     .90    .90     .90
Putnam/JNL Value Equity Fund         .90     .90     .90    .90     .85    .85     .85     .80    .80     .80    .80     .80
S&P/JNL Funds                        .15     .15     .15    .15     .15    .15     .15     .15    .15     .10    .10     .10
Salomon Brothers/JNL Balanced Fund   .80     .80     .75    .75     .70    .70     .70     .70    .70     .70    .70     .70
Salomon Brothers/JNL Global Bond
   Fund                              .85     .85     .85    .85     .80    .80     .80     .80    .80     .75    .75     .75
Salomon Brothers/JNL High Yield
   Bond Fund                         .80     .80     .75    .75     .70    .70     .70     .70    .70     .70    .70     .70
Salomon Brothers/JNL U.S.
   Government & Quality Bond Fund    .70      .70    .70    .70     .65    .65     .65     .60    .60     .55    .55     .55
T. Rowe Price/JNL Established
   Growth Fund                       .85     .85     .85    .85     .80    .80     .80     .80    .80     .80    .80     .80
T. Rowe Price/JNL Mid-Cap Growth
   Fund                              .95     .95     .95    .95     .90    .90     .90     .90    .90     .90    .90     .90
T. Rowe Price/JNL Value Fund         .90     .90     .90    .90     .90    .90     .90     .85    .85     .85    .85     .85


--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE - Effective March 1, 2002, the S&P/JNL Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. All other Funds, except the Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund, pay JNAM an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund pay JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. During the year ended December 31, 2002, Alger/JNL Growth Fund, Eagle/JNL Core Equity Fund and Eagle/JNL SmallCap Equity Fund paid $1,423, $1 and $2, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

BROKERAGE ENHANCEMENT PLAN - Certain Funds have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "12b-1 expenses" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan.

--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended December 31, 2002 is as follows (in thousands):

                                                           INVESTMENT SECURITIES         U.S. GOVERNMENT OBLIGATIONS
                                                         Purchases         Sales          Purchases          Sales
                                                      ---------------- --------------- ---------------- ----------------
  AIM/JNL Large Cap Growth Fund                       $     16,699     $    13,714        $          -  $             -
  AIM/JNL Premier Equity II Fund                            15,328          11,332                   -                -
  AIM/JNL Small Cap Growth Fund                             14,545           5,243                   -                -
  Alger/JNL Growth Fund                                    577,527         625,487                   -                -
  Alliance Capital/JNL Growth Fund                          57,023          66,643                   -                -
  Eagle/JNL Core Equity Fund
                                                           158,842         143,688                   -                -
  Eagle/JNL SmallCap Equity Fund                            70,093          74,276                   -                -
  Janus/JNL Aggressive Growth Fund                         334,814         403,046                   -                -
  Janus/JNL Balanced Fund                                   56,333          43,393              21,975           23,045
  Janus/JNL Capital Growth Fund                             92,088         130,477                   -                -
  Janus/JNL Global Equities Fund                           591,193         424,773                   -                -
  Janus/JNL Growth & Income Fund                             7,058           7,900               1,218            1,178
  JPMorgan/JNL Enhanced S&P 500 Stock Index Fund            40,984          21,263                  77                -
  JPMorgan/JNL International Value Fund                      8,868          10,246                   -                -
  Lazard/JNL Mid Cap Value Fund                            114,006          55,564                   -                -
  Lazard/JNL Small Cap Value Fund                          112,287          58,621                   -                -
  Mellon Capital Management/JNL Bond Index Fund             23,309           7,290              39,644           18,713
  Mellon Capital Management/JNL International Index
    Fund                                                    38,755           8,264                   -                -
  Mellon Capital Management/JNL S&P 400 Mid Cap Index
    Fund                                                    21,521           7,484                   -                -
  Mellon Capital Management/JNL S&P 500 Index Fund          48,928             512                   -                -
  Mellon Capital Management/JNL Small Cap Index Fund        33,355           9,441                   -                -
  Oppenheimer/JNL Global Growth Fund                        34,589          30,988                   -                -
  Oppenheimer/JNL Growth Fund                               17,433           7,080                   -                -
  PIMCO/JNL Total Return Bond Fund                         387,853         347,019             194,532          101,584
  PPM America/JNL Balanced Fund                             84,466          60,151              96,110           89,410
  PPM America/JNL High Yield Bond Fund                     103,676          93,999                   -                -
  PPM America/JNL Value Fund                                17,607           1,137                   -                -
  Putnam/JNL Equity Fund                                   253,798         319,937                   -                -
  Putnam/JNL International Equity Fund                     121,284         125,008                   -                -
  Putnam/JNL Mid-Cap Growth Fund                            28,806          31,110                   -                -
  Putnam/JNL Value Equity Fund                             179,725         204,505                   -                -
  S&P/JNL Aggressive  Growth Fund                            3,298           5,740                   -                -
  S&P/JNL Aggressive  Growth Fund I                         50,705          38,644                   -                -
  S&P/JNL Aggressive  Growth Fund II                         2,284           3,056                   -                -
  S&P/JNL Conservative Growth Fund                           4,834           3,974                   -                -
  S&P/JNL Conservative Growth Fund I                       127,065          64,531                   -                -
  S&P/JNL Conservative Growth Fund II                        6,546           4,996                   -                -
  S&P/JNL Core Index 100 Fund                               16,772           1,645                   -                -
  S&P/JNL Core Index 50 Fund                                 2,905             539                   -                -
  S&P/JNL Core Index 75 Fund                                 5,157             388                   -                -
  S&P/JNL Equity Aggressive Growth Fund I                   14,762          14,736                   -                -
  S&P/JNL Equity Aggressive Growth Fund II                     485           1,128                   -                -
  S&P/JNL Equity Growth Fund I                              45,467          50,979                   -                -
  S&P/JNL Equity Growth Fund II                              2,604           4,366                   -                -
  S&P/JNL Moderate Growth Fund                              10,118          12,562                   -                -
  S&P/JNL Moderate Growth Fund I                           186,200         104,354                   -                -
  S&P/JNL Moderate Growth Fund II                            9,237           7,336                   -                -
  S&P/JNL Very Aggressive Growth Fund I                     20,054          22,358                   -                -
  S&P/JNL Very Aggressive Growth Fund II                       639           1,156                   -                -
  Salomon Brothers/JNL Balanced Fund                        25,583          24,435                 300              213
  Salomon Brothers/JNL Global Bond Fund                    205,457         187,770              49,224           56,995
  Salomon Brothers/JNL High Yield Bond Fund                 15,142          15,404                   -                -
  Salomon Brothers/JNL U.S. Government & Quality Bond
    Fund                                                   907,963         859,677              99,741           56,735
  T. Rowe Price/JNL Established Growth Fund                172,805         211,583                   -                -
  T. Rowe Price/JNL Mid-Cap Growth Fund                    126,122         152,411                   -                -
  T. Rowe Price/JNL Value Fund                             129,093          78,378                   -                -


--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 5.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 6.  FEDERAL INCOME TAX MATTERS

At December 31, 2002, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  AIM/JNL Large Cap Growth Fund    $  1,194        2010
  AIM/JNL Premier Equity II Fund      2,285        2010
  AIM/JNL Small Cap Growth Fund       1,402        2010
  Alger/JNL Growth Fund             129,754     2009-2010
  Alliance Capital/JNL Growth Fund   61,048     2009-2010
  Eagle/JNL Core Equity Fund         37,527     2009-2010
  Eagle/JNL SmallCap Equity Fund     17,725     2009-2010
  Janus/JNL Aggressive Growth Fund  338,396     2009-2010
  Janus/JNL Balanced Fund            11,367     2008-2010
  Janus/JNL Capital Growth Fund     368,797     2009-2010
  Janus/JNL Global Equities Fund    160,850     2009-2010
  Janus/JNL Growth & Income Fund      7,222     2006-2010
  JPMorgan/JNL Enhanced S&P 500
    Stock Index Fund                  7,319     2008-2010
  JPMorgan/JNL International
    Value Fund                        4,071     2009-2010
  Lazard/JNL Mid Cap Value Fund       5,086        2010
  Lazard/JNL Small Cap Value Fund     4,253        2010
  Mellon Capital Management/JNL
    International Index Fund
     International Index Fund           372        2010
  Mellon Capital Management/JNL
     S&P 400 Mid Cap Index Fund         211        2010
  Mellon Capital Management/JNL
     S&P 500 Index Fund                 602        2010
  Mellon Capital Management/JNL
     Small Cap Index Fund               571        2010
  Oppenheimer/JNL Global Growth
    Fund                              8,994     2009-2010
  Oppenheimer/JNL Growth Fund         4,050     2009-2010
  PPM America/JNL High Yield Bond
    Fund                             53,353     2007-2010
  Putnam/JNL Equity Fund            131,542     2008-2010
  Putnam/JNL International Equity
    Fund                             30,293     2009-2010
  Putnam/JNL Midcap Growth Fund      23,199     2008-2010
  Putnam/JNL Value Equity Fund       46,692     2008-2010
  S&P/JNL Aggressive Growth Fund        578        2009
  S&P/JNL Aggressive Growth Fund I   18,199     2009-2010
  S&P/JNL Aggressive Growth Fund II     656     2009-2010
  S&P/JNL Conservative Growth Fund       24        2009
  S&P/JNL Conservative Growth
    Fund I                            8,626     2009-2010
  S&P/JNL Conservative Growth
    Fund II                             462     2008-2010
  S&P/JNL Equity Aggressive
    Growth Fund I                     9,423     2009-2010
  S&P/JNL Equity Aggressive
    Growth Fund II                      209        2010
  S&P/JNL Equity Growth Fund I       27,108     2009-2010
  S&P/JNL Equity Growth Fund II       1,034        2010
  S&P/JNL Moderate Growth Fund          195        2009
  S&P/JNL Moderate Growth Fund I     20,295     2009-2010
  S&P/JNL Moderate Growth Fund II     1,690     2009-2010
  S&P/JNL Very Aggressive Growth
    Fund I                           14,968     2009-2010
  S&P/JNL Very Aggressive Growth
    Fund II                             117     2009-2010
  Salomon Brothers/JNL Balanced
    Fund                                 15        2010
  Salomon Brothers/JNL Global
    Bond Fund                         2,017     2007-2010
  Salomon Brothers/JNL High Yield
    Bond Fund                         2,574     2006-2010
  T. Rowe Price/JNL Established
    Growth Fund                      76,458     2009-2010
  T. Rowe Price/JNL Mid-Cap
    Growth Fund                       4,737     2009-2010
  T. Rowe Price/JNL Value Fund        2,303        2010

--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

As of December 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; and the tax deferral of losses on wash sale transactions.

                                                                                                            TAX COMPONENTS OF
                                                                                                          DISTRIBUTABLE EARNINGS
                                                                                                       ---------------------------
                                                                                              NET       UNDISTRIBUTED  ACCUMULATED
                                                                GROSS         GROSS        UNREALIZED        NET          NET
                                                  COST OF     UNREALIZED    UNREALIZED    APPRECIATION/  INVESTMENT    REALIZED
                                                 INVESTMENTS APPRECIATION  DEPRECIATION   DEPRECIATION     INCOME      GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------------------
  AIM/JNL Large Cap Growth Fund                  $    7,223   $      191  $    (546)           (355)          $-           $ -
  AIM/JNL Premier Equity II Fund                     14,528          420     (1,986)         (1,566)           -             -
  AIM/JNL Small Cap Growth Fund                      14,471          873     (2,403)         (1,530)           -             -
  Alger/JNL Growth Fund                             189,472        6,588    (19,974)        (13,386)           -             -
  Alliance Capital/JNL Growth Fund                  111,050        1,240    (24,360)        (23,120)           -             -
  Eagle/JNL Core Equity Fund                       162,775         6,933    (19,610)        (12,677)          25             -
  Eagle/JNL SmallCap Equity Fund                     84,041       11,554    (20,123)         (8,569)           -             -
  Janus/JNL Aggressive Growth Fund                  257,066        7,617    (47,810)        (40,193)           -             -
  Janus/JNL Balanced Fund                            76,945        3,137     (4,561)         (1,424)          20             -
  Janus/JNL Capital Growth Fund                     154,363        7,042    (25,334)        (18,292)           -             -
  Janus/JNL Global Equities Fund                    242,998        7,526    (40,441)        (32,915)           -             -
  Janus/JNL Growth & Income Fund                     16,122          511     (2,753)         (2,242)          76             -
  JP Morgan/JNL Enhanced S&P 500 Stock Index Fund    49,274        1,242     (8,157)         (6,915)         236             -
  JP Morgan/JNL International Value Fund              5,438          250       (286)            (36)          46             -
  Lazard/JNL Mid Cap Value Fund                      81,134        3,492     (6,494)         (3,002)           -             -
  Lazard/JNL Small Cap Value Fund                    82,497        2,802    (10,461)         (7,659)           -             -
  Mellon Capital Management/JNL Bond Index Fund      33,548        1,265         (2)          1,263           12           154
  Mellon Capital Management/JNL International
    Index Fund                                       30,351          881     (4,799)         (3,918)          17             -
  Mellon Capital Management/JNL S&P 400 Mid Cap
    Index Fund                                       13,911          586     (1,764)         (1,178)           1             -
  Mellon Capital Management/JNL S&P 500 Index
    Fund                                             52,733        1,118     (7,079)         (5,961)         304             -
  Mellon Capital Management/JNL Small Cap Index
    Fund                                             23,454        1,164     (4,605)         (3,441)           1             -
  Oppenheimer/JNLGlobal Growth Fund                  60,920        1,880    (11,468)         (9,588)           -             -
  Oppenheimer/JNL Growth Fund                        18,740          665     (1,569)           (904)           -             -
  PIMCO/JNL Total Return Bond Fund                  234,161        3,680     (1,894)          1,786        4,512         5,678
  PPM America/JNL Balanced Fund                     219,610       15,572    (19,256)         (3,684)           -             -


--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                                                            TAX COMPONENTS OF
                                                                                                          DISTRIBUTABLE EARNINGS
                                                                                                       ---------------------------
                                                                                              NET       UNDISTRIBUTED  ACCUMULATED
                                                                GROSS         GROSS        UNREALIZED        NET          NET
                                                  COST OF     UNREALIZED    UNREALIZED    APPRECIATION/  INVESTMENT    REALIZED
                                                 INVESTMENTS APPRECIATION  DEPRECIATION   DEPRECIATION     INCOME      GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------------------
  PPM America/JNL High Yield Bond Fund           $  156,824        4,836        (5,320)        (484)          46           $ -
  PPM America/JNL Value Fund                         16,780        1,693          (479)       1,214           96           207
  Putnam/JNL Equity Fund                            178,223        3,595       (28,928)     (25,333)         485             -
  Putnam/JNL International Equity Fund               93,993        3,104       (18,008)     (14,904)          89             -
  Putnam/JNL Midcap Growth Fund                      22,887          583        (4,859)      (4,276            -             -
  Putnam/JNL Value Equity Fund                      296,956       11,328       (52,272)     (40,944           36             -
  S&P/JNL Aggressive Growth Fund                     22,209           56       (10,542)     (10,486)          32             -
  S&P/JNL Aggressive Growth Fund I                  128,554        1,145       (32,649)     (31,504)         795             -
  S&P/JNL Aggressive Growth Fund II                   6,283           42        (2,351)      (2,309)          35             -
  S&P/JNL Conservative Growth Fund                   18,303          211        (4,329)      (4,118)         158             -
  S&P/JNL Conservative Growth Fund I                263,538        3,309       (39,080)     (35,771)       3,593             -
  S&P/JNL Conservative Growth Fund II                16,278          134        (3,813)      (3,679)         258             -
  S&P/JNL Core Index 100 Fund                        15,176          131        (1,100)        (969)         116            55
  S&P/JNL Core Index 50 Fund                          2,365            8          (404)        (396)           3             -
  S&P/JNL Core Index 75 Fund                          4,781           33          (428)        (395)          27            13
  S&P/JNL Equity Aggressive Growth Fund I            47,575          406       (16,603)     (16,197)           2             -
  S&P/JNL Equity Aggressive Growth Fund II            3,129           10        (1,629)      (1,619)           1             -
  S&P/JNL Equity Growth Fund I                      163,146        1,787       (59,713)     (57,926)          19             -
  S&P/JNL Equity Growth Fund II                      10,241           50        (4,843)      (4,793)           8             -
  S&P/JNL Moderate Growth Fund                       37,997          296       (12,882)     (12,586)         189             -
  S&P/JNL Moderate Growth Fund I                    405,261        3,987       (77,560)     (73,573)       4,012             -
  S&P/JNL Moderate Growth Fund II                    21,855          193        (5,571)      (5,378)         243             -
  S&P/JNL Very Aggressive Growth Fund I              65,623          540       (23,882)     (23,342)           -             -
  S&P/JNL Very Aggressive Growth Fund II              3,857            5        (1,964)      (1,959)           -             -
  Salomon Brothers/JNL Balanced Fund                 19,018          724        (2,618)      (1,894)         360             -
  Salomon Brothers/JNL Global Bond Fund             145,586        5,554        (4,845)         709          164             -
  Salomon Brothers/JNL High Yield Bond Fund          18,827          680        (2,851)      (2,171)          20             -
  Salomon Brothers/JNL U.S. Government & Quality
    Bond Fund                                       392,558       11,423          (212)      11,211           70         3,070
  T. Rowe Price/JNL Established Growth Fund         372,163       17,401       (73,235)     (55,834)         118             -
  T. Rowe Price/JNL Mid-Cap Growth Fund             251,770       41,246       (44,184)      (2,938)           -             -
  T. Rowe Price/JNL Value Fund                      261,669       11,343       (52,854)     (41,512)       2,065             -

The tax character of distributions paid during the period ended December 31, 2002, were as follows (in thousands):

                                                    Long-term
                                        Ordinary     capital
                                         income       gain
                                     -------------------------
 AIM/JNL Large Cap Growth Fund       $       13   $       -
 AIM/JNL Premeir Equity II Fund              23          25
 AIM/JNL Small Cap Growth Fund                1           -
 Eagle/JNL Core Equity Fund               1,248           -
 Janus/JNL Balanced Fund                  1,740           -
 Janus/JNL Global Equities Fund           1,992           -
 JPMorgan/JNL Enhanced S&P 500
  Stock Index Fund                           15           -
 JPMorgan/JNL International Value Fund      127           -
 Lazard/JNL Mid Cap Value Fund              398           5
 Lazard/JNL Small Cap Value Fund            206          83
 Mellon Capital Management/JNL Bond
  Index Fund                              1,183           -
 Mellon Capital Management/JNL
  International Index Fund                  606           -
 Mellon Capital Management/JNL S&P
  400 Mid Cap Index Fund                     82           -
 Mellon Capital Management/JNL
  Small Cap Index Fund                      203           -
 PIMCO/JNL Total Return Bond Fund            47           5
 PPM America/JNL Balanced Fund            6,669       2,641
 PPM America/JNL High Yield Bond
  Fund                                   12,768           -
 PPM America/JNL Money Market             2,441           -
 Putnam/JNL International Equity Fund
  Fund                                      828           -
 Putnam/JNL Value Equity Fund             3,129           -
 S&P/JNL Aggressive Growth Fund              77           -
 S&P/JNL Aggressive Growth Fund I         1,155           -
 S&P/JNL Aggressive Growth Fund II           60           -
 S&P/JNL Conservative Growth Fund           221           -
 S&P/JNL Conservative Growth Fund I       3,919           -
 S&P/JNL Conservative Growth Fund
  II                                        276           -
 S&P/JNL Equity Aggressive Growth Fund I     26           -
 S&P/JNL Equity Aggressive Growth Fund II    23          56
 S&P/JNL Equity Growth Fund I               130           -
 S&P/JNL Equity Growth Fund II               18         190
 S&P/JNL Moderate Growth Fund               364           -
 S&P/JNL Moderate Growth Fund I           4,348           -
 S&P/JNL Moderate Growth Fund II            258           -
 S&P/JNL Very Aggressive Growth Fund I       37           -
 S&P/JNL Very Aggressive Growth Fund II       2           -
 Salomon Brothers/JNL Balanced Fund           -           -
 Salomon Brothers/JNL Global Bond Fund    7,268           -
 Salomon Brothers/JNL High Yield
  Bond Fund                               1,885           -
 Salomon Brothers/JNL U.S.
  Government & Quality Bond Fund         11,251       2,444
 T.Rowe Price/JNL Established
  Growth Fund                               379           -
 T.Rowe Price/JNL Value Fund                396          66

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of JNL Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Series Trust (the "Series") as listed in Note 1 of the financial statements at December 31, 2002, and the related statements of operations for the year or period then ended and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and the financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights presented for each of the periods prior to 2001 were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Series Trust at December 31, 2002, the results of their operations for the year or period then ended and the changes in their net assets and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 14, 2003



                                                    TRUSTEES OF JNL SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                     Portfolios in the          Other
 Trustee (age) & Address        Current                                                 Fund Complex        Trusteeships
                             Position with     Length of     Principal Occupation     Overseen by the        held by the
                               the Trust      Time Served    for the past 5 years         Manager              Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Andrew B. Hopping* (44)     Trustee and         8/96 to      Executive Vice                  77           None
1 Corporate Way             Chair of Board      present      President, Chief
Lansing, MI 48951           of Trustees                      Financial Officer
                                                             and Treasurer of
                                                             Jackson National
                                                             Life Insurance
                                                             Company; Trustee or
                                                             Manager, and
                                                             Chairman of each
                                                             other investment
                                                             company in the Fund
                                                             Complex.
----------------------------------------------------------------------------------------------------------------------------
Robert A. Fritts* (54)      Trustee,            8/97 to      Vice President and              77           None
1 Corporate Way             President and       present      Controller of Jackson
Lansing, MI 48951           Chief                            National Life
                            Executive                        Insurance Company;
                            Officer                          Trustee or Manager,
                                                             and (since 12/02)
                                                             President and Chief
                                                             Executive Officer,
                                                             of each other
                                                             investment company
                                                             in the Fund
                                                             Complex.
----------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Joseph Frauenheim (67)      Trustee             12/94 to     Consultant (Banking)            57                 None
1 Corporate Way                                 present
Lansing, MI 48951
----------------------------------------------------------------------------------------------------------------------------
Richard McLellan (60)       Trustee             12/94 to     Partner, Dykema                 57                 None
1 Corporate Way                                 present      Gossett PLLC (law
Lansing, MI 48951                                            firm)
----------------------------------------------------------------------------------------------------------------------------
Dominic D'Annunzio (64)     Trustee             2/02 to      Acting Commissioner             57                 None
1 Corporate Way                                 present      of Insurance for the
Lansing, MI 48951                                            State of Michigan
                                                             (1/90 to 5/90) (8/97
                                                             to 5/98),
                                                             Deputy Commissioner
                                                             of the Office of
                                                             Financial Analysis
                                                             and Examinations
                                                             (4/89 to 8/97)
----------------------------------------------------------------------------------------------------------------------------

* Messrs. Hopping and Fritts are "interested persons" of the Trust due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling (800) 766-4683.

                          TRUSTEES OF JNL SERIES TRUST

Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.

                                                         PENSION OR
                                                         RETIREMENT          ESTIMATED
                                     AGGREGATE        BENEFITS ACCRUED        ANNUAL              TOTAL
                                   COMPENSATION          AS PART OF          BENEFITS          COMPENSATION
     TRUSTEE                        FROM TRUST         TRUST EXPENSES     UPON RETIREMENT       FROM TRUST
     -------                        ----------         --------------     ---------------       ----------

Joseph Frauenheim                    $25,000                 $0                 $0               $25,000
Richard McLellan                     $25,000                 $0                 $0               $25,000
Dominic D'Annunzio                   $25,000                 $0                 $0               $25,000


                               JNL(R) SERIES TRUST

                       SUPPLEMENT DATED FEBRUARY 25, 2003
                                       to
                          Prospectus dated May 1, 2002
                                       and
              Statement of Additional Information dated May 1, 2002

The following will be effective March 1, 2003, and supplements the information contained in the third paragraph under "Investment in Trust Shares" in the Prospectus and the information contained in the fourth paragraph under "Purchases, Redemptions and Pricing of Shares" in the Statement of Additional Information, regarding the Funds of the Trust that invest in securities that principally are traded on foreign markets:


         Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's NAV. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Effective March 1, 2003, certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's NAV.

On March 1, 2003, the administrative fee for the Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund and the Putnam/JNL International Equity Fund will be increased to .15%.

(To be used with VC5526 Rev. 01/03,  VC4224 Rev. 01/03, VC2440 Rev. 05/02, HR105
N/A Rev. 05/02,  VC3656 Rev. 05/02, VC3652 Rev. 05/02, VC3657 Rev. 05/02, VC3723
Rev. 05/02,  NV3174CE Rev. 05/02,  NV3784 Rev. 05/02, NV4224 01/03, NV5526 01/03
and V3180 Rev. 05/02.)